As filed with the Securities and Exchange Commission on May 06, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5366

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2022

(Unaudited)

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report

February 28, 2022 (Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned +2.01% net of fees for the 6-month fiscal period ended February 28, 2022. Positive performance was driven by trading in energy, short-term interest rates, agricultural commodities and currencies. Fund investments in equities and bonds were the main detractors during the 6-month period. The Fund’s core allocation to Diversified Trendfollowing (“Trendfollowing”) strategies generated most of the positive performance, while the performance of the Fund’s non-Trendfollowing allocation was negative in aggregate during the period. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), a wholly-owned subsidiary of the Fund that invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a wholly-owned and controlled segregated portfolio company that invests in managed futures and foreign exchange contracts. The Fund may also invest a portion of its assets into Abbey Capital Onshore Series LLC (“ACOS”), a wholly-owned subsidiary of the Fund which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Average Total Returns for the Periods Ended February 28, 2022

	2022 YTD	1 Year	SEP. 1, 2021 TO FEB. 28, 2022	5 Years Annualized	ANNUALIZED SINCE INCEPTION ON JULY 1, 2014
Class I Shares	2.95%	2.77%	2.01%	3.14%	4.42%
Class A Shares*	2.80%	2.49%	1.80%	2.86%	4.15%
Class A Shares (max load)*	-3.13%	-3.37%	-4.06%	1.65%	3.34%
Class C Shares**	2.79%	1.73%	1.46%	2.11%	3.39%
BofA Merrill Lynch 3-Month T-Bill Index***	0.01%	0.04%	0.02%	1.13%	0.80%
S&P 500® Total Return Index***	-8.01%	16.39%	-2.62%	15.17%	13.19%
Barclay CTA Index***	1.59%	4.68%	2.10%	2.97%	2.41%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 10, 2022

Source: Abbey Capital, Bloomberg and BarclayHedge

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only

*

Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

**	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

***

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable, and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively. This contractual limitation is in effect until December

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2022 (Unaudited)

31, 2022, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.89%, 2.14% and 2.89% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively, as stated in the Fund’s current prospectus dated December 31, 2021 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Performance Analysis

The 6-month period ended February 28, 2022 was positive overall for Fund performance. The Fund’s Trendfollowing sub-advisers recorded gains for the peiod, while the non-Trendfollowing trading styles were negative in aggregate.

This period was characterised by supply constraints across several commodity markets, heightened geopolitical tensions in Europe and a hawkish shift in expectations around global monetary policy. We also saw a shift in the relationship between global equity and bond markets, with the correlation between the two asset classes turning less negative over the period.

Inflation and its impact on monetary policy was a focus for investors throughout the period. US consumer inflation increased steadily, ultimately rising to an annual rate of +7.5% in February, its highest level in 40 years. Guidance from the US Federal Reserve turned more hawkish as inflation rose, with the central bank tapering its bond buying program and signalling plans to hike rates in March 2022.

Heightened tensions between Russia and Ukraine became a more prominent focus for investors as the period progressed. This situation escalated in February 2022 following Russia’s invasion of Ukraine, which led to sharp moves and heightened volatility across both financial and commodity markets.

Fund performance from September to December 2021 was negative, with choppy price moves in longer-dated bond yields proving challenging for the Fund’s Trendfollowing and Value subadvisers. Notable losses also occurred in late November 2021, when the emergence of the Omicron COVID-19 variant resulted in a sharp reversal of trends in several sectors, most notably in equities and energy.

Fund performance turned positive as we entered 2022. As was the case for much of 2021, notable price trends occurred across several energy, metal, and agricultural commodity markets, which provided a favourable environment for the Fund’s Trendfollowing sub-advisers. The performance of the Fund’s fixed income investments was also positive in early 2022, as the hawkish shift in market expectations around global central bank policy led to a sustained rise in yields.

Supply concerns were a prominent theme in energy markets over the 6-month period. OPEC+ supply restrictions, combined with strong global demand, were a tailwind for crude oil prices. Later in the period, concerns about disruptions to Russian energy supplies following the imposition of economic sanctions also impacted prices. A supply crunch in natural gas saw US prices hit a 13year high in October, while European natural gas prices reached record highs during the 6-month period. Long positions in energy resulted in the Fund’s largest gains for the period, with longs in crude oil, distillates and natural gas all contributing positively to performance.

In currencies, the Fund held long USD positions throughout the period, which resulted in gains. Hawkish guidance from the US Federal Reserve and expectations of several US rate hikes in 2022 supported the US currency. Long USD positions against the EUR and JPY led gains in the sector, with lower yields relative to the US weighing on both currencies. The Fund’s allocations to Trendfollowing, Global Macro and Value strategies all saw gains in currencies, while its Short-term Systematic strategy allocation was negative.

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2022 (Unaudited)

The Fund’s Trendfollowing allocation was the primary source of gains within agricultural commodities during the period, with longs in corn and soybean contributing positively. Corn and soybeans were both aided by supply concerns arising from dry South American weather as well as worries about the outlook for global grain and vegetable oil production.

The Fund’s performance in metals was mixed during the period, with gains from longs in base metals mostly offset by losses in precious metals. Low inventories were an important theme across base metals markets. The Fund’s largest gains occurred from longs in aluminium, with prices rising to record highs as production was impacted by soaring energy costs and environmental concerns in China. Meanwhile, losses in precious metals were concentrated in the first part of the period amid choppy price moves in gold.

The Fund’s performance in fixed income markets was also mixed during the period. Both long and short bond positions detracted from returns during the first part of the period as concerns about higher inflation, tighter central bank policy and the Omicron COVID-19 variant impacted bond yields at different times. Losses in bonds were pared in 2022 as more sustained downtrends in bond prices emerged. The Fund’s performance in interest rates was positive during the period, with Trendfollowing strategies profiting from short positions as investors priced a more aggressive pace of central bank tightening.

Equities were the largest detractor from Fund performance at the sector level during the period, with losses occurring when global equities declined in early 2022. Concerns about the impact of the expected US Federal Reserve rate hikes were a headwind for global equities in January, while the escalating Russia-Ukraine conflict began to have a meaningful impact on risk sentiment during February 2022. This reversal in the long-term uptrend in equities proved challenging for the Fund’s Trendfollowing sub-advisers, while its Short-term Systematic sub-advisers also recorded losses in the sector.

Key to Currency Abbreviations
USD	US Dollar
EUR	Euro
JPY	Japanese Yen

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), which invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a multi-adviser fund that invests in managed futures and foreign exchange. The Fund may also invest a portion of its assets into Abbey Capital Onshore Series LLC (“ACOS”), which is a multi-adviser fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment

3

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2022 (Unaudited)

objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Consolidated Portfolio of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Futures Strategy Fund is distributed by Quasar Distributions, LLC.

This report is submitted for general information to the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

4

Abbey Capital Futures Strategy Fund

Performance Data

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	1.80%	2.49%	8.00%	2.86%	4.15%*
Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-4.06%	-3.37%	5.88%	1.65%	3.34%*
S&P 500® Total Return Index	-2.62%	16.39%	18.24%	15.17%	13.19%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.02%	0.04%	0.87%	1.13%	0.80%**
Barclay CTA Index***	2.10%	4.68%	5.89%	2.97%	2.41%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was August 29, 2014.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.14% for Class A Shares as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class I Shares	2.01%	2.77%	8.29%	3.14%	4.42%
S&P 500® Total Return Index	-2.62%	16.39%	18.24%	15.17%	13.19%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index**	0.02%	0.04%	0.87%	1.13%	0.80%*
Barclay CTA Index**	2.10%	4.68%	5.89%	2.97%	2.41%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

**	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.89% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class C Shares (without contingent deferred sales charge) (Pro forma July 1, 2014 to October 6, 2015)	1.46%	1.73%	7.23%	2.11%	3.39%*
Class C (with contingent deferred sales charge) (Pro forma July 1, 2014 to October 6, 2015)	0.48%	0.74%	7.23%	2.11%	3.39%*
S&P 500® Total Return Index	-2.62%	16.39%	18.24%	15.17%	13.19%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.02%	0.04%	0.87%	1.13%	0.80%**
Barclay CTA Index***	2.10%	4.68%	5.89%	2.97%	2.41%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was October 6, 2015.

*	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed and the net asset value of the Class C Shares redeemed at the time of redemption.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.89% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)

February 28, 2022 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 416 programs included in the calculation of the Barclay CTA Index for 2021. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Futures Strategy Fund

Fund Expense Examples

February 28, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six- Month Total Investment Returns for the Fund
Actual
Class A Shares	$ 1,000.00	$ 1,018.00	$ 10.21	2.04%	1.80%
Class I Shares	1,000.00	1,020.10	8.97	1.79%	2.01%
Class C Shares	1,000.00	1,014.60	13.94	2.79%	1.46%
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.68	$ 10.19	2.04%	N/A
Class I Shares	1,000.00	1,015.92	8.95	1.79%	N/A
Class C Shares	1,000.00	1,010.96	13.91	2.79%	N/A

*

Expenses are equal to the Funds’ Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values in the first section in the table are based on the actual six-month total investment return for the Fund’s respective share classes.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2022 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	84.6%	$1,445,699,854
Money Market Deposit Account	3.9	66,447,762
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	11.5	197,378,581
NET ASSETS	100.0%	$1,709,526,197

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

February 28, 2022 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS - 88.5%
U.S. TREASURY OBLIGATIONS - 84.6%
U.S. Treasury Bills	0.040%	03/03/22	$13,293	$13,292,987
U.S. Treasury Bills	0.030%	03/10/22	29,426	29,425,742
U.S. Treasury Bills	0.030%	03/17/22	51,948	51,947,480
U.S. Treasury Bills	0.037%	03/24/22	60,597	60,594,812
U.S. Treasury Bills	0.037%	03/31/22	23,499	23,497,623
U.S. Treasury Bills	0.043%	04/07/22	51,303	51,297,978
U.S. Treasury Bills	0.045%	04/14/22	66,533	66,522,226
U.S. Treasury Bills	0.044%	04/21/22	82,375	82,354,267
U.S. Treasury Bills	0.041%	04/28/22	54836	54,818,859
U.S. Treasury Bills	0.048%	05/05/22	64,741	64,713,501
U.S. Treasury Bills	0.048%	05/12/22	50,496	50,468,580
U.S. Treasury Bills	0.046%	05/19/22	72,857	72,809,569
U.S. Treasury Bills	0.070%	05/26/22	39,929	39,900,384
U.S. Treasury Bills	0.076%	06/02/22	50,819	50,775,021
U.S. Treasury Bills	0.104%	06/09/22	51,201	51,149,053
U.S. Treasury Bills	0.114%	06/16/22	41,112	41,063,398
U.S. Treasury Bills	0.142%	06/23/22	9,710	9,696,599
U.S. Treasury Bills	0.163%	06/30/22	73,920	73,811,471
U.S. Treasury Bills	0.218%	07/07/22	88,134	87,975,698
U.S. Treasury Bills	0.273%	07/14/22	42,296	42,212,294
U.S. Treasury Bills	0.334%	07/21/22	38,435	38,354,146
U.S. Treasury Bills	0.424%	07/28/22	57,175	57,041,061
U.S. Treasury Bills	0.526%	08/04/22	54,104	53,965,831
U.S. Treasury Bills	0.687%	08/11/22	108,980	108,672,710
U.S. Treasury Bills	0.654%	08/18/22	27,797	27,713,121
U.S. Treasury Bills	0.637%	08/25/22	142,076	141,625,443
TOTAL U.S. TREASURY OBLIGATIONS ($1,446,234,450)				1,445,699,854

			Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT - 3.9%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)			66,448	66,447,762
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($66,447,762)				66,447,762

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,512,682,212)				1,512,147,616
TOTAL INVESTMENTS - 88.5%
(Cost $1,512,682,212)				1,512,147,616

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.5%				197,378,581
NET ASSETS - 100.0%				$1,709,526,197

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the consolidated financial statements.

11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Futures contracts outstanding as of February 28, 2022 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-22	11	$1,440,482	$1,757
3-Month Euro Euribor	Sep-22	1,094	307,551,801	173,262
3-Month Euro Euribor	Dec-22	400	112,220,527	104,333
3-Month SARON Futures	Jun-22	5	1,372,533	395
90-DAY Bank Bill	Jun-22	40	29,029,841	7,794
90-DAY Bank Bill	Sep-22	67	48,561,571	(1,837)
90-DAY Eurodollar Futures	Sep-22	421	103,776,499	(591,789)
90-DAY Eurodollar Futures	Sep-24	292	71,532,699	27,490
Amsterdam Index Futures	Mar-22	11	1,799,054	(65,055)
AUD/USD Currency Futures	Mar-22	190	13,800,650	78,243
BIST 30 Index Futures	Apr-22	91	143,483	84
Brent Crude Futures	May-22	215	21,063,550	1,229,379
Brent Crude Futures	Jun-22	38	3,613,800	272,120
Brent Crude Futures	Jul-22	8	743,200	51,670
Brent Crude Futures	Dec-22	13	1,129,050	161,970
Brent Crude Oil Last Day	May-22	11	1,077,670	43,080
CAC40 10 Euro Futures	Mar-22	123	9,178,178	(292,877)
CAD Currency Futures	Mar-22	317	24,987,524	(45,225)
Canola Futures (Winnipeg Commodity Exchange)	May-22	13	224,857	2,780
Canola Futures (Winnipeg Commodity Exchange)	Jul-22	5	88,188	702
Cattle Feeder Futures	Apr-22	1	81,000	(4,925)
CHF Currency Futures	Mar-22	162	22,096,800	65,338
Cocoa Futures	May-22	15	379,350	(39,570)
Cocoa Futures	Jul-22	27	689,850	(62,980)
Cocoa Futures ICE	Jul-22	2	46,202	(3,917)
Coffee ’C’ Futures	May-22	231	20,174,963	(844,707)
Coffee ’C’ Futures	Jul-22	25	2,170,781	(82,856)
Coffee ’C’ Futures	Sep-22	9	776,419	(15,394)
Coffee Robusta Futures	May-22	75	1,567,500	(125,450)
Coffee Robusta Futures	Jul-22	42	869,820	(70,170)
Copper Futures	May-22	153	17,038,463	(248,313)
Copper Futures	Jul-22	3	334,050	(4,500)
Corn Futures	May-22	695	24,003,562	1,436,287
Corn Futures	Jul-22	374	12,659,900	1,170,624
Corn Futures	Sep-22	11	342,238	6,375
Corn Futures	Dec-22	44	1,335,950	107,638
Cotton No.2 Futures	May-22	247	14,711,320	211,165
Cotton No.2 Futures	Jul-22	20	1,158,200	(37,010)
DAX Index Futures	Mar-22	4	1,624,919	(37,954)
DJIA Mini E-CBOT	Mar-22	53	8,967,600	(305,369)
Dollar Index	Mar-22	58	5,608,252	53,917
E-Mini Consumer Staples Select Futures	Mar-22	2	150,640	(3,240)
E-Mini Crude Oil	Apr-22	13	622,180	23,443
E-Mini Energy Select Futures	Mar-22	2	146,860	7,690
E-Mini Health Care Select Futures	Mar-22	2	262,080	(17,030)
E-Mini Natural Gas	Apr-22	3	33,015	(1,210)
Emissions ICE	Dec-22	34	3,134,057	(88,949)
EUR Foreign Exchange Currency Futures	Mar-22	1	140,331	794
Euro STOXX 50	Mar-22	6	264,189	(21,534)

The accompanying notes are an integral part of the consolidated financial statements.

12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	Mar-22	82	$12,123,562	$5,766
Euro-BTP Futures	Mar-22	65	10,287,209	(112,103)
Euro-Bund Futures	Mar-22	40	7,491,759	2,689
European Climate Exchange Futures	Dec-23	2	187,608	10,955
Euro-Schatz Futures	Mar-22	505	63,412,362	(1,912)
FTSE 100 Index Futures	Mar-22	622	61,430,394	164,828
FTSE KLCI Futures	Mar-22	9	170,847	2,787
FTSE Taiwan Index	Mar-22	130	8,034,000	(160,645)
FTSE/JSE TOP 40	Mar-22	63	2,838,519	105,669
FTSE/MIB Index Futures	Mar-22	8	1,139,955	(85,686)
Gasoline RBOB Futures	Apr-22	225	27,712,124	1,392,614
Gasoline RBOB Futures	May-22	17	2,076,955	105,962
Gasoline RBOB Futures	Jun-22	2	240,190	18,619
Gasoline RBOB Futures	Jul-22	2	235,175	8,828
GBP Currency Futures	Mar-22	461	38,651,968	(548,388)
Gold 100 Oz Futures	Apr-22	380	72,226,599	1,039,713
Gold 100 Oz Futures	Jun-22	3	571,200	650
Ice Three Miont SONIA Index Futures	Jun-23	27	8,884,486	8,820
INR/USD Futures	Mar-22	2	52,912	(102)
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-22	18	23,563,693	(129,083)
JPY Currency Futures	Mar-22	7	761,863	(294)
Kansas City Hard Red Winter Wheat Futures	May-22	62	2,954,300	244,500
Kansas City Hard Red Winter Wheat Futures	Jul-22	111	5,221,163	517,588
Lean Hogs Futures	Apr-22	103	4,264,200	141,740
Lean Hogs Futures	Jun-22	181	8,211,970	(2,770)
Lean Hogs Futures	Jul-22	3	135,570	12,060
Live Cattle Futures	Apr-22	122	6,901,540	(245,770)
Live Cattle Futures	Jun-22	51	2,809,080	(43,570)
Live Cattle Futures	Aug-22	21	1,152,060	(13,510)
Live Cattle Futures	Oct-22	22	1,255,760	(560)
LME Aluminum Forward	Mar-22	1,240	104,593,999	17,050,862
LME Aluminum Forward	Apr-22	32	2,703,200	412,040
LME Aluminum Forward	May-22	1	84,288	2,663
LME Aluminum Forward	May-22	39	3,287,213	385,233
LME Aluminum Forward	Jun-22	585	49,220,437	2,608,951
LME Aluminum Forward - 90 Day Settlement	Mar-22	3	254,100	57,481
LME Aluminum Forward - 90 Day Settlement	Mar-22	9	762,075	134,996
LME Aluminum Forward - 90 Day Settlement	Mar-22	1	84,531	18,419
LME Aluminum Forward - 90 Day Settlement	Mar-22	9	758,756	147,281
LME Aluminum Forward - 90 Day Settlement	Mar-22	4	337,338	54,626
LME Aluminum Forward - 90 Day Settlement	Mar-22	4	337,467	40,242
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	84,375	14,413
LME Aluminum Forward - 90 Day Settlement	Apr-22	2	168,775	22,625
LME Aluminum Forward - 90 Day Settlement	Apr-22	2	168,863	20,438
LME Aluminum Forward - 90 Day Settlement	Apr-22	5	422,344	46,481
LME Aluminum Forward - 90 Day Settlement	Apr-22	2	168,909	18,471
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	84,457	9,765
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	84,460	9,825
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	84,465	9,771
LME Aluminum Forward - 90 Day Settlement	May-22	20	1,689,500	172,830
LME Aluminum Forward - 90 Day Settlement	May-22	1	84,419	7,694

The accompanying notes are an integral part of the consolidated financial statements.

13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Aluminum Forward - 90 Day Settlement	May-22	3	$252,713	$11,425
LME Aluminum Forward - 90 Day Settlement	May-22	7	589,773	26,448
LME Aluminum Forward - 90 Day Settlement	May-22	7	590,046	18,904
LME Copper Forward	Mar-22	430	106,629,249	3,275,396
LME Copper Forward	Apr-22	9	2,229,525	(10,318)
LME Copper Forward	Jun-22	139	34,327,787	187,917
LME Copper Forward - 90 Day Settlement	Mar-22	2	495,900	(3,650)
LME Copper Forward - 90 Day Settlement	Mar-22	2	495,938	16,023
LME Copper Forward - 90 Day Settlement	Mar-22	1	248,020	10,158
LME Copper Forward - 90 Day Settlement	Mar-22	1	247,975	10,275
LME Copper Forward - 90 Day Settlement	Mar-22	3	742,838	24,275
LME Copper Forward - 90 Day Settlement	Mar-22	1	247,613	5,413
LME Copper Forward - 90 Day Settlement	Apr-22	3	742,875	21,338
LME Copper Forward - 90 Day Settlement	Apr-22	2	495,307	8,489
LME Copper Forward - 90 Day Settlement	Apr-22	1	247,725	(1,613)
LME Copper Forward - 90 Day Settlement	Apr-22	1	247,725	4,390
LME Copper Forward - 90 Day Settlement	Apr-22	2	495,450	10,775
LME Copper Forward - 90 Day Settlement	Apr-22	2	494,775	8,235
LME Copper Forward - 90 Day Settlement	Apr-22	3	742,028	10,240
LME Copper Forward - 90 Day Settlement	Apr-22	5	1,236,638	(3,913)
LME Copper Forward - 90 Day Settlement	May-22	3	741,938	14,685
LME Copper Forward - 90 Day Settlement	May-22	1	247,305	617
LME Copper Forward - 90 Day Settlement	May-22	5	1,236,406	24,594
LME Copper Forward - 90 Day Settlement	May-22	1	247,294	(770)
LME Lead Forward	Mar-22	194	11,602,413	265,141
LME Lead Forward	Apr-22	15	897,281	35,496
LME Lead Forward	May-22	33	1,971,544	39,663
LME Lead Forward	May-22	1	59,688	1,013
LME Lead Forward	May-22	1	59,675	(113)
LME Lead Forward	Jun-22	150	8,946,563	175,272
LME Nickel Forward	Mar-22	86	12,694,116	2,353,203
LME Nickel Forward	Apr-22	15	2,201,940	241,671
LME Nickel Forward	May-22	1	146,184	(231)
LME Nickel Forward	May-22	5	730,620	40,188
LME Nickel Forward	Jun-22	58	8,417,772	416,097
LME Nickel Forward - 90 Day Settlement	Mar-22	1	147,966	27,936
LME Nickel Forward - 90 Day Settlement	Mar-22	5	739,470	139,470
LME Nickel Forward - 90 Day Settlement	Mar-22	2	295,764	58,990
LME Nickel Forward - 90 Day Settlement	Mar-22	7	1,034,208	150,240
LME Nickel Forward - 90 Day Settlement	Mar-22	1	147,288	28,098
LME Nickel Forward - 90 Day Settlement	Mar-22	4	588,948	95,928
LME Nickel Forward - 90 Day Settlement	Apr-22	3	440,960	70,130
LME Nickel Forward - 90 Day Settlement	Apr-22	2	293,916	45,546
LME Nickel Forward - 90 Day Settlement	Apr-22	1	146,901	23,001
LME Nickel Forward - 90 Day Settlement	Apr-22	1	146,844	21,594
LME Nickel Forward - 90 Day Settlement	Apr-22	6	880,834	85,030
LME Nickel Forward - 90 Day Settlement	Apr-22	3	439,191	26,811
LME Nickel Forward - 90 Day Settlement	Apr-22	2	292,704	17,952
LME Nickel Forward - 90 Day Settlement	May-22	11	1,609,773	107,613
LME Nickel Forward - 90 Day Settlement	May-22	1	146,334	8,814
LME Nickel Forward - 90 Day Settlement	May-22	6	877,896	60,948

The accompanying notes are an integral part of the consolidated financial statements.

14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Nickel Forward - 90 Day Settlement	May-22	1	$146,316	$4,206
LME Palladium Forward - 90 Day Settlement	Mar-22	1	59,713	5,089
LME Palladium Forward - 90 Day Settlement	Mar-22	1	59,746	5,091
LME Palladium Forward - 90 Day Settlement	Mar-22	2	119,506	3,986
LME Palladium Forward - 90 Day Settlement	Mar-22	1	59,760	1,703
LME Palladium Forward - 90 Day Settlement	Mar-22	2	119,599	5,699
LME Palladium Forward - 90 Day Settlement	Mar-22	2	119,525	4,325
LME Palladium Forward - 90 Day Settlement	Mar-22	1	59,778	2,258
LME Palladium Forward - 90 Day Settlement	Apr-22	3	179,430	7,705
LME Palladium Forward - 90 Day Settlement	Apr-22	1	59,829	2,324
LME Palladium Forward - 90 Day Settlement	Apr-22	1	59,831	1,028
LME Palladium Forward - 90 Day Settlement	Apr-22	1	59,822	1,072
LME Palladium Forward - 90 Day Settlement	Apr-22	1	59,794	1,909
LME Palladium Forward - 90 Day Settlement	Apr-22	1	59,756	1,884
LME Palladium Forward - 90 Day Settlement	Apr-22	1	59,721	3,096
LME Palladium Forward - 90 Day Settlement	May-22	2	119,452	5,087
LME Palladium Forward - 90 Day Settlement	May-22	1	59,727	4,896
LME Palladium Forward - 90 Day Settlement	May-22	1	59,730	4,905
LME Palladium Forward - 90 Day Settlement	May-22	2	119,471	5,421
LME Palladium Forward - 90 Day Settlement	May-22	2	119,485	2,785
LME Palladium Forward - 90 Day Settlement	May-22	1	59,706	1,394
LME Silver Forward - 90 Day Settlement	Mar-22	2	454,690	69,890
LME Silver Forward - 90 Day Settlement	Mar-22	1	227,050	35,775
LME Silver Forward - 90 Day Settlement	Mar-22	1	226,960	31,660
LME Silver Forward - 90 Day Settlement	Mar-22	1	226,939	31,439
LME Silver Forward - 90 Day Settlement	Apr-22	5	1,134,637	108,452
LME Silver Forward - 90 Day Settlement	Apr-22	1	226,895	8,845
LME Silver Forward - 90 Day Settlement	Apr-22	1	226,641	14,891
LME Silver Forward - 90 Day Settlement	Apr-22	1	226,638	15,763
LME Silver Forward - 90 Day Settlement	May-22	2	453,254	25,614
LME Silver Forward - 90 Day Settlement	May-22	1	226,568	8,693
LME Zinc Forward	Mar-22	195	17,943,656	1,602,001
LME Zinc Forward	Apr-22	111	10,202,981	160,469
LME Zinc Forward	May-22	3	275,400	4,413
LME Zinc Forward	May-22	11	1,009,800	11,980
LME Zinc Forward	May-22	2	183,300	(325)
LME Zinc Forward	Jun-22	159	14,561,419	195,589
LME Zinc Forward - 90 Day Settlement	Mar-22	5	460,969	46,803
LME Zinc Forward - 90 Day Settlement	Mar-22	2	184,288	17,488
LME Zinc Forward - 90 Day Settlement	Mar-22	5	460,594	47,919
LME Zinc Forward - 90 Day Settlement	Mar-22	1	92,044	6,451
LME Zinc Forward - 90 Day Settlement	Mar-22	2	183,888	9,676
LME Zinc Forward - 90 Day Settlement	Mar-22	2	183,883	5,768
LME Zinc Forward - 90 Day Settlement	Mar-22	4	367,757	16,282
LME Zinc Forward - 90 Day Settlement	Mar-22	1	91,934	3,003
LME Zinc Forward - 90 Day Settlement	Mar-22	1	91,933	3,783
LME Zinc Forward - 90 Day Settlement	Apr-22	5	459,650	13,632
LME Zinc Forward - 90 Day Settlement	Apr-22	1	91,928	3,190
LME Zinc Forward - 90 Day Settlement	Apr-22	1	91,927	2,839
LME Zinc Forward - 90 Day Settlement	Apr-22	2	183,849	4,736
LME Zinc Forward - 90 Day Settlement	Apr-22	1	91,920	2,108

The accompanying notes are an integral part of the consolidated financial statements.

15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	$91,919	$963
LME Zinc Forward - 90 Day Settlement	Apr-22	2	183,710	3,113
LME Zinc Forward - 90 Day Settlement	Apr-22	1	91,834	1,543
LME Zinc Forward - 90 Day Settlement	Apr-22	2	183,625	2,467
LME Zinc Forward - 90 Day Settlement	Apr-22	1	91,811	1,543
LME Zinc Forward - 90 Day Settlement	May-22	8	734,478	13,751
LME Zinc Forward - 90 Day Settlement	May-22	1	91,805	1,486
LME Zinc Forward - 90 Day Settlement	May-22	1	91,802	1,564
LME Zinc Forward - 90 Day Settlement	May-22	1	91,656	306
Low Sulphur Gasoil G Futures	Mar-22	11	969,375	91,275
Low Sulphur Gasoil G Futures	Apr-22	183	15,641,925	1,126,749
Low Sulphur Gasoil G Futures	May-22	34	2,822,000	194,725
Low Sulphur Gasoil G Futures	Jun-22	2	162,200	14,375
Low Sulphur Gasoil G Futures	Jul-22	2	159,100	7,550
Micro E-mini Dow Jones Industrial Index Futures	Mar-22	2	33,840	(1,823)
Mill Wheat Euro	Mar-22	5	90,401	11,843
Mill Wheat Euro	May-22	39	689,822	26,363
Mill Wheat Euro	Sep-22	13	211,538	3,784
Mill Wheat Euro	Dec-22	5	71,757	1,219
MSCI EAFE Index Futures	Mar-22	24	2,591,760	(54,065)
MSCI Singapore Exchange ETS	Mar-22	6	146,670	(992)
MXN Currency Futures	Mar-22	1,785	43,402,274	97,275
Nasdaq 100 E-Mini	Mar-22	34	9,675,040	(496,809)
Natural Gas Futures	Apr-22	134	5,898,680	2,420
Natural Gas Futures	May-22	63	2,784,600	(29,380)
Natural Gas Futures	Jun-22	5	223,050	(7,430)
Natural Gas Futures	Oct-22	4	181,120	19,940
Natural Gas Futures ICE	Apr-22	10	956,951	(169,674)
Nikkei 225 (Singapore Exchange)	Mar-22	21	2,424,868	15,271
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-22	167	20,560,138	1,763,781
NY Harbor Ultra-Low Sulfur Diesel Futures	May-22	34	4,064,945	311,489
NY Harbor Ultra-Low Sulfur Diesel Futures	Jun-22	2	233,327	23,415
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-22	2	229,261	9,450
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-22	9	995,123	137,479
OAT Futures	May-22	1	32,050	(2,650)
OMX Stockholm 30 Index Futures	Mar-22	68	1,531,448	26,301
Orange Juice Futures	May-22	7	149,048	6,023
Palladium Futures	Jun-22	3	751,380	3,680
Palm Oil Futures	Apr-22	4	663,544	4,269
Palm Oil Futures	May-22	24	3,151,965	36,066
Palm Oil Futures	Jun-22	9	993,922	12,737
Palm Oil Futures	Jul-22	2	283,890	(60)
Platinum Futures	Apr-22	17	882,895	(39,070)
Rapeseed Euro	May-22	7	296,487	11,801
Rapeseed Euro	Aug-22	7	261,658	32,741
Red Wheat Futures (Minneapolis Grain Exchange)	May-22	8	397,600	1,488
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-22	4	197,350	2,213
Rough Rice Futures	May-22	14	439,180	10,020
Rubber TSR20 Futures	Apr-22	1	8,980	145
Russell 2000 E-Mini	Mar-22	23	2,351,175	116,255
S&P 500 E-Mini Futures	Mar-22	246	53,726,399	1,095,359

The accompanying notes are an integral part of the consolidated financial statements.

16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/TSX 60 IX Futures	Mar-22	55	$11,068,560	$49,972
SGX Iron Ore 62% Futures	Mar-22	11	154,594	(8,966)
SGX Iron Ore 62% Futures	Apr-22	22	312,246	746
SGX Iron Ore 62% Futures	May-22	17	240,907	2,567
SGX Iron Ore 62% Futures	Jun-22	7	98,840	1,315
SGX Nifty 50	Mar-22	55	1,845,800	(18,086)
Silver Futures	May-22	100	12,183,000	(15,027)
Silver Futures	Jul-22	1	122,090	365
Soybean Futures	May-22	356	29,134,149	636,052
Soybean Futures	Jul-22	158	12,770,350	1,443,737
Soybean Futures	Nov-22	10	717,875	15,625
Soybean Meal Futures	May-22	173	7,720,990	(1,900)
Soybean Meal Futures	Jul-22	28	1,239,000	(25,300)
Soybean Oil Futures	May-22	165	7,179,480	538,938
Soybean Oil Futures	Jul-22	27	1,146,798	32,640
Soybean Oil Futures	Dec-22	21	812,196	75,468
SPI 200 Futures	Mar-22	44	5,610,892	(60,065)
STOXX Dividend Futures	Dec-22	2	27,000	(135)
STOXX Europe 600 Banks Index	Mar-22	1	7,882	62
STOXX Europe 600 Index	Mar-22	52	1,315,946	(16,908)
STOXX Europe 600 Utilities Index	Mar-22	1	22,543	762
Sugar No. 11 (World)	May-22	32	634,368	(24,147)
Sugar No. 11 (World)	Jul-22	5	98,056	(2,531)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-22	669	85,255,687	348,022
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-22	531	62,807,343	159,129
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-22	209	32,747,687	219,358
U.S. Treasury Ultra 10-Year Notes	Jun-22	95	13,426,172	51,314
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-22	36	6,693,750	104,662
USD/BRL Futures	Apr-22	4	76,800	(75)
USD/NOK Futures	Mar-22	32	3,202,904	(49,857)
USD/SEK Futures	Mar-22	35	3,496,120	82,834
USD/TRY Futures	Apr-22	14	207,521	86
Wheat (Chicago Board of Trade)	May-22	250	11,675,000	1,144,712
Wheat (Chicago Board of Trade)	Jul-22	194	8,894,900	634,087
Wheat (Chicago Board of Trade)	Sep-22	4	180,950	3,800
Wheat (Chicago Board of Trade)	Dec-22	13	584,675	56,688
White Sugar ICE	May-22	23	570,400	6,020
White Sugar ICE	Aug-22	3	72,495	(255)
WTI Crude Futures	Apr-22	329	31,491,879	1,955,664
WTI Crude Futures	May-22	40	3,740,000	273,600
WTI Crude Futures	Jun-22	53	4,821,940	133,820
WTI Crude Futures	Jul-22	5	443,600	12,140
WTI Crude Futures	Dec-22	16	1,315,840	156,870
WTI Crude Futures IPE	Apr-22	5	478,600	14,870
WTI Crude Futures IPE	May-22	1	93,500	10,520
WTI Crude Futures IPE	Jun-22	1	90,980	3,230
				$49,089,202

The accompanying notes are an integral part of the consolidated financial statements.

17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1-Month SOFR Future	Jul-22	2	$(826,524)	$(2,125)
3-Month Euro Euribor	Sep-22	531	(149,277,885)	(215,925)
3-Month Euro Euribor	Dec-22	70	(19,638,592)	42,860
3-Month Euro Euribor	Mar-23	132	(36,925,470)	45,635
3-Month Euro Euribor	Jun-23	743	(207,408,266)	978,195
3-Month Euro Euribor	Sep-23	87	(24,251,887)	124,922
3-Month Euro Euribor	Dec-23	87	(24,236,035)	123,366
3-Month Euro Euribor	Mar-24	80	(22,277,039)	109,322
3-Month Euro Euribor	Jun-24	97	(27,001,393)	75,965
3-Month Euro Euribor	Sep-24	63	(17,529,923)	82,258
3-Month Euro Euribor	Dec-24	56	(15,576,660)	69,728
3-Month Euro Euribor	Mar-25	35	(9,732,469)	35,474
3-Month Euro Euribor	Jun-25	15	(4,170,007)	(3,294)
3-Month SOFR Futures	Sep-22	11	(2,717,550)	16,225
3-Month SOFR Futures	Dec-22	2	(492,775)	(1,000)
90-DAY Bank Bill	Sep-22	238	(172,502,298)	(27,784)
90-DAY Bank Bill	Dec-22	26	(18,822,557)	6,233
90-DAY Bank Bill	Mar-23	29	(20,970,682)	(7,648)
90-DAY Eurodollar Futures	Sep-22	549	(135,328,499)	161,863
90-DAY Eurodollar Futures	Dec-22	293	(71,986,438)	210,688
90-DAY Eurodollar Futures	Mar-23	233	(57,131,600)	188,800
90-DAY Eurodollar Futures	Jun-23	412	(100,847,299)	218,000
90-DAY Eurodollar Futures	Sep-23	163	(39,879,988)	210,388
90-DAY Eurodollar Futures	Dec-23	398	(97,365,724)	486,263
90-DAY Eurodollar Futures	Mar-24	216	(52,874,100)	174,175
90-DAY Eurodollar Futures	Jun-24	241	(59,023,913)	110,500
90-DAY Eurodollar Futures	Sep-24	115	(28,172,125)	57,713
90-DAY Eurodollar Futures	Dec-24	330	(80,841,750)	164,638
90-DAY Eurodollar Futures	Mar-25	64	(15,682,400)	(8,825)
90-DAY Eurodollar Futures	Jun-25	18	(4,411,125)	(9,225)
90-DAY Eurodollar Futures	Jun-26	6	(1,469,925)	(3,150)
Amsterdam Index Futures	Mar-22	12	(1,962,604)	52,724
AUD/USD Currency Futures	Mar-22	1,524	(110,695,739)	(1,790,478)
Australian 10-Year Bond Futures	Mar-22	767	(74,943,108)	952,075
Australian 3-Year Bond Futures	Mar-22	1,045	(85,701,975)	514,781
Bank Acceptance Futures	Jun-22	5	(971,943)	(1,410)
Bank Acceptance Futures	Sep-22	27	(5,226,657)	(5,079)
Bank Acceptance Futures	Mar-23	10	(1,927,416)	4,024
Bank Acceptance Futures	Sep-23	94	(18,075,996)	33,047
CAC40 10 Euro Futures	Mar-22	24	(1,790,864)	(4,793)
CAD Currency Futures	Mar-22	746	(58,803,450)	(98,061)
Canadian 10-Year Bond Futures	Jun-22	429	(46,257,538)	(177,602)
Canadian 5-Year Bond Futures	Jun-22	1	(95,582)	(608)
Cattle Feeder Futures	Mar-22	4	(315,450)	6,975
CHF Currency Futures	Mar-22	213	(29,053,200)	(230,813)
Cocoa Futures ICE	Mar-22	24	(528,661)	14,207
Cocoa Futures ICE	May-22	66	(1,496,318)	101,539
Coffee ’C’ Futures	Jul-22	1	(86,831)	1,950
Coffee Robusta Futures	Jul-22	1	(20,710)	(20)
DAX Index Futures	Mar-22	78	(31,685,915)	116,548
DJIA Mini E-CBOT	Mar-22	72	(12,182,400)	42,620

The accompanying notes are an integral part of the consolidated financial statements.

18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Financial Select Futures	Mar-22	1	$(118,388)	$1,688
E-Mini Materials Select Futures	Mar-22	1	(87,980)	200
E-Mini Technology Select Futures	Mar-22	1	(154,830)	210
EUR Foreign Exchange Currency Futures	Mar-22	2,898	(406,679,962)	2,914,387
Euro BUXL 30-Year Bond Futures	Mar-22	68	(15,079,766)	203,911
Euro E-Mini Futures	Mar-22	1	(70,166)	1,378
Euro STOXX 50	Mar-22	637	(28,048,112)	249,605
Euro/GBP Futures	Mar-22	1	(140,330)	1,652
Euro/JPY Futures	Mar-22	56	(7,850,911)	50,613
Euro-Bobl Futures	Mar-22	1,809	(267,457,606)	1,453,783
Euro-BTP Futures	Mar-22	291	(46,055,042)	335,288
Euro-Bund Futures	Mar-22	985	(184,484,559)	892,238
Euro-Oat Futures	Mar-22	376	(66,729,397)	886,868
Euro-Schatz Futures	Mar-22	1,021	(128,205,985)	(469,166)
FTSE 100 Index Futures	Mar-22	99	(9,873,704)	(113,069)
FTSE China A50 Index	Mar-22	425	(6,263,225)	25,101
FTSE/MIB Index Futures	Mar-22	6	(854,966)	2,175
Gasoline RBOB Futures	Apr-22	2	(246,330)	(9,190)
GBP Currency Futures	Mar-22	433	(36,304,344)	(162,845)
Hang Seng China Enterprises Index Futures	Mar-22	154	(7,913,227)	211,278
Hang Seng Index Futures	Mar-22	417	(60,450,752)	1,223,581
IBEX 35 Index Futures	Mar-22	12	(1,141,699)	14,670
Ice Three Miont SONIA Index Futures	Sep-22	114	(37,638,444)	(32,498)
Ice Three Miont SONIA Index Futures	Dec-22	32	(10,550,689)	51,849
Ice Three Miont SONIA Index Futures	Mar-23	37	(12,184,343)	68,736
Ice Three Miont SONIA Index Futures	Jun-23	41	(13,491,257)	80,507
Ice Three Miont SONIA Index Futures	Sep-23	268	(88,159,786)	210,415
Ice Three Miont SONIA Index Futures	Dec-23	115	(37,839,401)	180,148
Ice Three Miont SONIA Index Futures	Mar-24	109	(35,896,244)	154,173
Ice Three Miont SONIA Index Futures	Jun-24	101	(33,292,143)	124,492
Ice Three Miont SONIA Index Futures	Sep-24	200	(65,971,989)	31,173
Ice Three Miont SONIA Index Futures	Dec-24	26	(8,580,719)	30,083
Ice Three Miont SONIA Index Futures	Mar-25	16	(5,282,052)	12,878
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-22	207	(270,982,472)	217,718
JPY Currency Futures	Mar-22	1,693	(184,261,887)	762,962
LME Aluminum Forward	Mar-22	1,240	(104,593,999)	(14,990,555)
LME Aluminum Forward	Apr-22	17	(1,436,075)	(41,726)
LME Aluminum Forward	Jun-22	403	(33,907,413)	(1,017,231)
LME Aluminum Forward - 90 Day Settlement	Mar-22	3	(254,100)	(40,316)
LME Aluminum Forward - 90 Day Settlement	Mar-22	9	(762,075)	(98,733)
LME Aluminum Forward - 90 Day Settlement	Mar-22	1	(84,531)	(17,803)
LME Aluminum Forward - 90 Day Settlement	Mar-22	9	(758,756)	(79,671)
LME Aluminum Forward - 90 Day Settlement	Mar-22	4	(337,338)	(40,821)
LME Aluminum Forward - 90 Day Settlement	Mar-22	4	(337,467)	(55,755)
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	(84,375)	(9,729)
LME Aluminum Forward - 90 Day Settlement	Apr-22	2	(168,775)	(18,551)
LME Aluminum Forward - 90 Day Settlement	Apr-22	2	(168,863)	(18,384)
LME Aluminum Forward - 90 Day Settlement	Apr-22	5	(422,344)	(44,376)
LME Aluminum Forward - 90 Day Settlement	Apr-22	2	(168,909)	(17,345)
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	(84,457)	(6,669)
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	(84,460)	(7,222)

The accompanying notes are an integral part of the consolidated financial statements.

19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Aluminum Forward - 90 Day Settlement	Apr-22	1	$(84,465)	$(8,115)
LME Aluminum Forward - 90 Day Settlement	May-22	13	(1,098,175)	(42,044)
LME Aluminum Forward - 90 Day Settlement	May-22	1	(84,419)	(3,769)
LME Aluminum Forward - 90 Day Settlement	May-22	1	(84,238)	(3,775)
LME Aluminum Forward - 90 Day Settlement	May-22	7	(589,773)	(43,810)
LME Aluminum Forward - 90 Day Settlement	May-22	2	(168,585)	(6,510)
LME Aluminum Forward - 90 Day Settlement	May-22	1	(84,222)	1,778
LME Copper Forward	Mar-22	422	(104,645,449)	(2,618,148)
LME Copper Forward	Jun-22	125	(30,870,313)	101,245
LME Copper Forward - 90 Day Settlement	Mar-22	2	(495,900)	(20,075)
LME Copper Forward - 90 Day Settlement	Mar-22	2	(495,938)	(20,813)
LME Copper Forward - 90 Day Settlement	Mar-22	1	(248,020)	(11,033)
LME Copper Forward - 90 Day Settlement	Mar-22	1	(247,975)	(10,294)
LME Copper Forward - 90 Day Settlement	Mar-22	3	(742,838)	(14,753)
LME Copper Forward - 90 Day Settlement	Mar-22	1	(247,613)	1,963
LME Copper Forward - 90 Day Settlement	Apr-22	3	(742,875)	5,850
LME Copper Forward - 90 Day Settlement	Apr-22	2	(495,307)	(15,057)
LME Copper Forward - 90 Day Settlement	Apr-22	1	(247,725)	(4,459)
LME Copper Forward - 90 Day Settlement	Apr-22	1	(247,725)	(5,113)
LME Copper Forward - 90 Day Settlement	Apr-22	2	(495,450)	(8,748)
LME Copper Forward - 90 Day Settlement	Apr-22	2	(494,775)	(3,225)
LME Copper Forward - 90 Day Settlement	Apr-22	5	(1,236,638)	(43,400)
LME Copper Forward - 90 Day Settlement	May-22	1	(247,305)	759
LME Copper Forward - 90 Day Settlement	May-22	5	(1,236,406)	3,913
LME Copper Forward - 90 Day Settlement	May-22	1	(247,294)	94
LME Lead Forward	Mar-22	194	(11,602,413)	(876,245)
LME Lead Forward	Apr-22	13	(777,644)	(61,554)
LME Lead Forward	May-22	4	(238,975)	(14,617)
LME Lead Forward	Jun-22	17	(1,013,944)	(59,756)
LME Nickel Forward	Mar-22	84	(12,398,904)	(1,028,407)
LME Nickel Forward	Jun-22	4	(580,536)	(33,651)
LME Nickel Forward - 90 Day Settlement	Mar-22	1	(147,966)	(15,351)
LME Nickel Forward - 90 Day Settlement	Mar-22	5	(739,470)	(87,648)
LME Nickel Forward - 90 Day Settlement	Mar-22	2	(295,764)	(38,304)
LME Nickel Forward - 90 Day Settlement	Mar-22	7	(1,034,208)	(206,298)
LME Nickel Forward - 90 Day Settlement	Mar-22	1	(147,288)	(14,892)
LME Nickel Forward - 90 Day Settlement	Mar-22	4	(588,948)	(55,896)
LME Nickel Forward - 90 Day Settlement	Apr-22	3	(440,960)	(43,883)
LME Nickel Forward - 90 Day Settlement	Apr-22	2	(293,916)	(29,019)
LME Nickel Forward - 90 Day Settlement	Apr-22	1	(146,901)	(14,452)
LME Nickel Forward - 90 Day Settlement	Apr-22	1	(146,844)	(14,394)
LME Nickel Forward - 90 Day Settlement	Apr-22	6	(880,834)	(76,582)
LME Nickel Forward - 90 Day Settlement	Apr-22	3	(439,191)	(29,295)
LME Nickel Forward - 90 Day Settlement	Apr-22	2	(292,704)	(22,470)
LME Nickel Forward - 90 Day Settlement	May-22	5	(731,715)	(40,305)
LME Nickel Forward - 90 Day Settlement	May-22	1	(146,334)	(10,146)
LME Nickel Forward - 90 Day Settlement	May-22	6	(877,896)	(62,106)
LME Palladium Forward - 90 Day Settlement	Mar-22	1	(59,713)	(2,763)
LME Palladium Forward - 90 Day Settlement	Mar-22	1	(59,746)	(4,346)
LME Palladium Forward - 90 Day Settlement	Mar-22	2	(119,506)	(7,756)
LME Palladium Forward - 90 Day Settlement	Mar-22	1	(59,760)	(2,075)

The accompanying notes are an integral part of the consolidated financial statements.

20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Palladium Forward - 90 Day Settlement	Mar-22	2	$(119,599)	$(4,285)
LME Palladium Forward - 90 Day Settlement	Mar-22	2	(119,525)	(5,260)
LME Palladium Forward - 90 Day Settlement	Mar-22	1	(59,778)	(2,641)
LME Palladium Forward - 90 Day Settlement	Apr-22	3	(179,430)	(4,911)
LME Palladium Forward - 90 Day Settlement	Apr-22	1	(59,829)	(2,616)
LME Palladium Forward - 90 Day Settlement	Apr-22	1	(59,831)	(1,856)
LME Palladium Forward - 90 Day Settlement	Apr-22	1	(59,822)	(1,951)
LME Palladium Forward - 90 Day Settlement	Apr-22	1	(59,794)	(3,955)
LME Palladium Forward - 90 Day Settlement	Apr-22	1	(59,756)	(919)
LME Palladium Forward - 90 Day Settlement	Apr-22	2	(119,443)	(7,936)
LME Palladium Forward - 90 Day Settlement	May-22	2	(119,452)	(8,615)
LME Palladium Forward - 90 Day Settlement	May-22	1	(59,727)	(4,277)
LME Palladium Forward - 90 Day Settlement	May-22	1	(59,730)	(4,930)
LME Palladium Forward - 90 Day Settlement	May-22	1	(59,733)	(4,971)
LME Palladium Forward - 90 Day Settlement	May-22	1	(59,706)	(1,374)
LME Silver Forward - 90 Day Settlement	Mar-22	2	(454,690)	(48,240)
LME Silver Forward - 90 Day Settlement	Mar-22	1	(227,050)	(24,250)
LME Silver Forward - 90 Day Settlement	Mar-22	1	(226,960)	(24,410)
LME Silver Forward - 90 Day Settlement	Mar-22	1	(226,939)	(10,939)
LME Silver Forward - 90 Day Settlement	Apr-22	5	(1,134,637)	(173,237)
LME Silver Forward - 90 Day Settlement	Apr-22	1	(226,895)	(12,790)
LME Silver Forward - 90 Day Settlement	Apr-22	1	(226,641)	(12,945)
LME Silver Forward - 90 Day Settlement	May-22	1	(226,120)	2,380
LME Tin Forward	May-22	1	(226,470)	(5,970)
LME Tin Forward	May-22	1	(226,120)	(3,370)
LME Zinc Forward	Mar-22	195	(17,943,656)	(726,445)
LME Zinc Forward	Apr-22	94	(8,640,363)	(360,663)
LME Zinc Forward	May-22	119	(10,924,200)	(149,715)
LME Zinc Forward	May-22	3	(274,988)	(4,563)
LME Zinc Forward	Jun-22	10	(915,813)	(17,209)
LME Zinc Forward - 90 Day Settlement	Mar-22	5	(460,969)	(58,994)
LME Zinc Forward - 90 Day Settlement	Mar-22	2	(184,288)	(9,609)
LME Zinc Forward - 90 Day Settlement	Mar-22	5	(460,594)	(9,565)
LME Zinc Forward - 90 Day Settlement	Mar-22	1	(92,044)	(10,806)
LME Zinc Forward - 90 Day Settlement	Mar-22	2	(183,888)	(7,775)
LME Zinc Forward - 90 Day Settlement	Mar-22	2	(183,883)	(13,471)
LME Zinc Forward - 90 Day Settlement	Mar-22	4	(367,757)	(7,996)
LME Zinc Forward - 90 Day Settlement	Mar-22	1	(91,934)	(1,576)
LME Zinc Forward - 90 Day Settlement	Mar-22	1	(91,933)	(1,588)
LME Zinc Forward - 90 Day Settlement	Apr-22	5	(459,650)	(9,717)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,928)	(1,633)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,927)	(917)
LME Zinc Forward - 90 Day Settlement	Apr-22	2	(183,849)	(6,808)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,920)	(958)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,919)	(1,219)
LME Zinc Forward - 90 Day Settlement	Apr-22	2	(183,710)	(4,623)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,834)	(1,696)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,813)	(1,125)
LME Zinc Forward - 90 Day Settlement	Apr-22	1	(91,811)	(536)
LME Zinc Forward - 90 Day Settlement	May-22	2	(183,620)	(2,982)
LME Zinc Forward - 90 Day Settlement	May-22	1	(91,805)	(1,130)

The accompanying notes are an integral part of the consolidated financial statements.

21

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Zinc Forward - 90 Day Settlement	May-22	1	$(91,803)	$(2,065)
LME Zinc Forward - 90 Day Settlement	May-22	3	(275,403)	(5,441)
Long Gilt Futures	Jun-22	1,194	(197,144,626)	(919,706)
Micro E-mini S&P 500 Index Futures	Mar-22	1	(21,840)	(896)
Micro EUR/USD Futures	Mar-22	9	(126,298)	983
Milk Futures	Mar-22	1	(44,100)	740
Mini FTSE/MIB Pound Futures	Mar-22	6	(170,993)	2,593
Mini H-Shares Index Futures	Mar-22	4	(41,108)	769
Mini HSI Index Futures	Mar-22	27	(782,816)	13,674
Mini TOPIX Index Futures	Mar-22	18	(296,073)	(6,169)
MSCI EAFE Index Futures	Mar-22	1	(107,990)	315
MSCI Emerging Markets Index Futures	Mar-22	99	(5,818,725)	118,680
MSCI Singapore Exchange ETS	Mar-22	7	(171,115)	(148)
Nasdaq 100 E-Mini	Mar-22	46	(13,089,760)	209,225
Natural Gas Futures	Apr-22	84	(3,697,680)	94,928
New Zealand 3-Month Bank Bill Futures	Jun-22	6	(397,353)	203
New Zealand 3-Month Bank Bill Futures	Sep-22	11	(724,685)	372
Nikkei 225 (Chicago Mercantile Exchange)	Mar-22	8	(1,066,000)	(1,400)
Nikkei 225 (Osaka Securities Exchange)	Mar-22	64	(14,785,717)	298,613
Nikkei 225 (Singapore Exchange)	Mar-22	234	(66,776,117)	419,093
Nikkei 225 Mini	Mar-22	62	(1,432,366)	51,385
Nikkei/Yen Futures	Mar-22	13	(1,506,763)	(52,429)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-22	51	(6,278,845)	(325,655)
NYSE FANG+ Index Futures	Mar-22	1	(31,617)	3,700
NZD Currency Futures	Mar-22	426	(28,810,380)	(145,164)
OMX Stockholm 30 Index Futures	Mar-22	67	(1,508,926)	28,718
Orange Juice Futures	May-22	1	(21,293)	(900)
Platinum Futures	Apr-22	57	(2,960,295)	(177,275)
Russell 2000 E-Mini	Mar-22	151	(15,435,975)	235,365
S&P 500 E-Mini Futures	Mar-22	58	(12,667,200)	(160,788)
S&P Mid 400 E-Mini	Mar-22	5	(1,329,000)	(52,050)
S&P/TSX 60 IX Futures	Mar-22	11	(2,213,712)	18,067
SGX Nifty 50	Mar-22	38	(1,275,280)	(15,790)
Short BTP Future	Mar-22	147	(18,569,080)	(110,432)
Silver Futures	May-22	40	(4,873,200)	(7,100)
SPI 200 Futures	Mar-22	65	(8,288,817)	(137,979)
Sugar No. 11 (World)	May-22	766	(15,185,184)	(55,568)
Sugar No. 11 (World)	Jul-22	14	(274,557)	1,680
Sugar No. 11 (World)	Oct-22	1	(19,712)	78
Topix Index Futures	Mar-22	68	(11,184,969)	109,251
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-22	1,016	(129,476,499)	(1,052,249)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-22	520	(111,917,811)	(332,773)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-22	1,820	(215,271,874)	(1,060,624)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-22	320	(50,140,000)	(653,250)
U.S. Treasury Ultra 10-Year Notes	Jun-22	69	(9,751,641)	(116,469)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-22	61	(11,342,188)	(77,586)
USD/CNH Futures	Mar-22	3	(300,033)	2,734
WTI Crude Futures	Apr-22	81	(7,753,320)	(128,260)
				$(15,346,371)
Total Futures Contracts				$33,742,831

The accompanying notes are an integral part of the consolidated financial statements.

22

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2022 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,400,000	JPY	116,446,286	Mar 01 2022	BOA	$3,927.00
AUD	12,309,866	EUR	7,750,000	Mar 04 2022	BOA	249,958
AUD	10,800,000	JPY	883,155,008	Mar 04 2022	BOA	161,831
AUD	29,400,000	NZD	31,482,981	Mar 04 2022	BOA	53,868
AUD	600,000	USD	428,951	Mar 04 2022	BOA	6,843
AUD	48,403,000	USD	34,658,257	Mar 18 2022	BOA	506,981
AUD	13,524,000	USD	9,638,540	Apr 21 2022	BOA	191,575
BRL	25,249,098	USD	4,804,870	Mar 03 2022	BOA	92,583
BRL	56,657,659	USD	10,450,000	Mar 16 2022	BOA	499,205
BRL	18,204,787	USD	3,500,000	Apr 04 2022	BOA	(1,031)
CAD	36,267,536	USD	28,559,701	Mar 01 2022	BOA	53,833
CAD	36,267,536	USD	28,568,812	Mar 02 2022	BOA	44,815
CAD	18,974,214	AUD	21,000,000	Mar 04 2022	BOA	(282,802)
CAD	15,477,638	EUR	10,625,000	Mar 04 2022	BOA	296,254
CAD	7,600,000	JPY	687,056,188	Mar 04 2022	BOA	19,512
CAD	11,500,000	USD	9,070,860	Mar 04 2022	BOA	2,237
CAD	32,825,000	USD	25,867,036	Mar 18 2022	BOA	32,536
CAD	114,846,000	USD	90,179,952	Apr 21 2022	BOA	441,649
CHF	1,807,295	USD	1,951,988	Mar 01 2022	BOA	18,752
CHF	1,027,656	USD	1,120,305	Mar 02 2022	BOA	332
CHF	16,537,030	EUR	15,625,000	Mar 04 2022	BOA	512,544
CHF	9,500,000	JPY	1,182,207,360	Mar 04 2022	BOA	76,476
CHF	375,000	USD	405,488	Mar 04 2022	BOA	3,474
CHF	40,781,000	USD	44,423,372	Mar 18 2022	BOA	82,726
CHF	292,000	USD	318,882	Apr 21 2022	BOA	239
CLP	163,321,594	USD	200,000	Mar 02 2022	BOA	4,309
CLP	162,620,000	USD	200,000	Mar 03 2022	BOA	3,407
CLP	662,872,000	USD	800,000	Mar 04 2022	BOA	29,031
CLP	641,886,848	USD	800,000	Mar 10 2022	BOA	2,191
CLP	242,798,568	USD	300,000	Mar 14 2022	BOA	3,277
CLP	241,281,000	USD	300,000	Mar 15 2022	BOA	1,342
CLP	6,526,091,522	USD	7,850,000	Mar 16 2022	BOA	299,545
CLP	638,744,000	USD	800,000	Mar 17 2022	BOA	(2,464)
CLP	865,462,366	USD	1,100,000	Mar 25 2022	BOA	(20,506)
CLP	78,903,000	USD	100,000	Mar 31 2022	BOA	(1,663)
CNH	1,500,000	USD	237,581	Mar 01 2022	BOA	(132)
CNH	1,500,000	USD	237,644	Mar 02 2022	BOA	(206)
CNH	163,099,904	USD	25,600,000	Mar 04 2022	BOA	214,649
CNH	274,048,817	USD	42,824,722	Mar 16 2022	BOA	508,858
COP	19,984,770,575	USD	5,000,000	Mar 16 2022	BOA	67,238
CZK	194,220,166	EUR	7,650,000	Mar 16 2022	BOA	56,844
EUR	400,000	GBP	336,098	Mar 01 2022	BOA	(2,364)
EUR	99,719	NOK	1,000,000	Mar 01 2022	BOA	(1,618)
EUR	322,674	PLN	1,500,000	Mar 01 2022	BOA	4,525
EUR	187,968	SEK	2,000,000	Mar 01 2022	BOA	(382)
EUR	19,773,691	USD	22,265,352	Mar 01 2022	BOA	(93,241)
EUR	402,172	NOK	4,000,000	Mar 02 2022	BOA	(2,758)
EUR	426,983	PLN	2,000,000	Mar 02 2022	BOA	2,442
EUR	188,625	SEK	2,000,000	Mar 02 2022	BOA	357
EUR	18,237,703	USD	20,444,465	Mar 02 2022	BOA	6,107

The accompanying notes are an integral part of the consolidated financial statements.

23

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	500,000	GBP	417,863	Mar 04 2022	BOA	$128
EUR	300,000	HUF	110,452,506	Mar 04 2022	BOA	3,595
EUR	6,600,000	JPY	868,766,382	Mar 04 2022	BOA	(155,942)
EUR	1,400,000	PLN	6,384,734	Mar 04 2022	BOA	49,525
EUR	10,625,000	SEK	111,231,861	Mar 04 2022	BOA	170,989
EUR	1,625,000	USD	1,850,524	Mar 04 2022	BOA	(28,221)
EUR	5,000,000	CZK	123,800,462	Mar 16 2022	BOA	102,574
EUR	5,600,000	HUF	2,064,769,932	Mar 16 2022	BOA	69,392
EUR	18,487,189	NOK	187,121,214	Mar 16 2022	BOA	(508,836)
EUR	18,998,999	PLN	88,202,728	Mar 16 2022	BOA	332,756
EUR	30,265,374	SEK	314,740,741	Mar 16 2022	BOA	715,466
EUR	49,365,000	USD	55,902,104	Mar 18 2022	BOA	(507,794)
EUR	2,546,000	USD	2,838,728	Apr 21 2022	BOA	21,881
GBP	334,569	EUR	400,000	Mar 01 2022	BOA	312
GBP	5,000,000	JPY	771,941,157	Mar 01 2022	BOA	(7,105)
GBP	44,603,873	USD	59,737,711	Mar 01 2022	BOA	99,125
GBP	83,584	EUR	100,000	Mar 02 2022	BOA	(4)
GBP	5,375,000	JPY	828,098,144	Mar 02 2022	BOA	7,413
GBP	27,327,406	USD	36,651,517	Mar 02 2022	BOA	8,897
GBP	27,327,406	USD	36,643,865	Mar 03 2022	BOA	16,795
GBP	9,500,000	AUD	18,114,790	Mar 04 2022	BOA	(412,532)
GBP	2,125,000	CHF	2,660,932	Mar 04 2022	BOA	(51,137)
GBP	14,116,756	EUR	16,700,000	Mar 04 2022	BOA	210,572
GBP	5,125,000	JPY	798,350,326	Mar 04 2022	BOA	(69,345)
GBP	4,875,000	USD	6,543,964	Mar 04 2022	BOA	(3,939)
GBP	42,603,000	USD	57,662,750	Mar 18 2022	BOA	(500,667)
GBP	100,067,000	USD	135,296,317	Apr 21 2022	BOA	(1,027,457)
HUF	142,860,284	EUR	400,000	Mar 04 2022	BOA	(18,081)
HUF	2,696,265,236	EUR	7,500,000	Mar 16 2022	BOA	(300,748)
IDR	21,685,691,000	USD	1,500,000	Mar 31 2022	BOA	6,109
ILS	14,081,601	USD	4,400,000	Mar 04 2022	BOA	(13,678)
ILS	11,578,324	USD	3,700,000	Mar 16 2022	BOA	(92,211)
INR	1,741,637,477	USD	23,249,966	Mar 03 2022	BOA	(142,461)
INR	1,753,931,600	USD	23,200,000	Mar 10 2022	BOA	52,776
INR	1,249,215,788	USD	16,550,000	Mar 16 2022	BOA	(93)
INR	1,741,554,400	USD	23,200,000	Mar 17 2022	BOA	(130,165)
INR	422,511,230	USD	5,600,000	Mar 31 2022	BOA	(12,416)
INR	431,825,718	USD	5,700,000	Apr 04 2022	BOA	7,419
JPY	115,861,802	AUD	1,400,000	Mar 01 2022	BOA	(9,011)
JPY	1,976,520,260	EUR	15,256,814	Mar 01 2022	BOA	85,287
JPY	774,991,309	GBP	5,000,000	Mar 01 2022	BOA	33,637
JPY	46,697,165	NZD	600,000	Mar 01 2022	BOA	240
JPY	4,020,076,130	USD	34,787,975	Mar 01 2022	BOA	180,438
JPY	18,125,649	CAD	200,000	Mar 02 2022	BOA	61
JPY	2,982,576,130	USD	25,942,212	Mar 02 2022	BOA	1,999
JPY	166,095,876	AUD	2,000,000	Mar 04 2022	BOA	(7,798)
JPY	17,998,952	CAD	200,000	Mar 04 2022	BOA	(1,222)
JPY	791,485,809	GBP	5,125,000	Mar 04 2022	BOA	9,632
JPY	61,907,414	NZD	800,000	Mar 04 2022	BOA	(2,720)
JPY	1,037,500,000	USD	8,978,248	Mar 04 2022	BOA	46,844
JPY	13,906,920,000	USD	121,259,817	Mar 18 2022	BOA	(242,023)
JPY	13,154,000,000	USD	114,356,965	Apr 21 2022	BOA	194,808

The accompanying notes are an integral part of the consolidated financial statements.

24

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
KRW	22,031,439,000	USD	18,379,444	Mar 03 2022	BOA	$(57,624)
KRW	239,796,000	USD	200,000	Mar 04 2022	BOA	(587)
KRW	22,192,600,000	USD	18,500,000	Mar 10 2022	BOA	(47,551)
KRW	9,724,163,833	USD	8,150,000	Mar 16 2022	BOA	(65,488)
KRW	22,089,555,000	USD	18,500,000	Mar 17 2022	BOA	(135,414)
KRW	477,417,800	USD	400,000	Mar 31 2022	BOA	(3,178)
MXN	82,500,000	USD	4,041,191	Mar 01 2022	BOA	(13,724)
MXN	266,500,000	USD	12,949,511	Mar 04 2022	BOA	54,078
MXN	140,027,000	USD	6,692,470	Mar 18 2022	BOA	122,289
MXN	779,730,000	USD	37,730,650	Apr 21 2022	BOA	(16,031)
NOK	1,000,000	EUR	99,775	Mar 01 2022	BOA	1,555
NOK	4,000,000	EUR	402,147	Mar 02 2022	BOA	2,785
NOK	79,389,551	EUR	7,875,000	Mar 04 2022	BOA	174,060
NOK	108,000,000	SEK	112,184,395	Mar 04 2022	BOA	405,887
NOK	15,182,698	USD	1,700,000	Mar 04 2022	BOA	22,186
NOK	280,307,806	EUR	27,705,166	Mar 16 2022	BOA	706,754
NZD	600,000	JPY	46,510,849	Mar 01 2022	BOA	1,381
NZD	400,000	JPY	30,894,847	Mar 02 2022	BOA	1,890
NZD	12,600,000	JPY	963,113,420	Mar 04 2022	BOA	146,611
NZD	2,358,000	USD	1,585,043	Mar 18 2022	BOA	10,014
NZD	132,263,000	USD	88,553,287	Apr 21 2022	BOA	871,952
PHP	15,295,205	USD	300,000	Mar 16 2022	BOA	(1,853)
PHP	20,580,800	USD	400,000	Mar 31 2022	BOA	945
PLN	1,500,000	EUR	322,536	Mar 01 2022	BOA	(4,371)
PLN	5,478,932	USD	1,300,000	Mar 01 2022	BOA	5,035
PLN	4,343,637	EUR	927,299	Mar 02 2022	BOA	(5,271)
PLN	2,293,717	EUR	500,000	Mar 04 2022	BOA	(14,483)
PLN	10,339,534	USD	2,600,000	Mar 04 2022	BOA	(137,745)
PLN	105,953,611	EUR	23,152,666	Mar 16 2022	BOA	(770,107)
PLN	15,140,000	USD	3,761,517	Apr 21 2022	BOA	(169,221)
RUB	474,962,000	USD	5,800,000	Mar 04 2022	BOA	(1,415,753)
RUB	1,046,452,599	USD	13,826,966	Mar 16 2022	BOA	(4,277,853)
RUB	37,986,618	USD	500,000	Mar 31 2022	BOA	(158,529)
SEK	2,000,000	EUR	188,073	Mar 01 2022	BOA	265
SEK	2,000,000	EUR	188,525	Mar 02 2022	BOA	(246)
SEK	3,731,555	NOK	3,500,000	Mar 02 2022	BOA	(3,044)
SEK	23,327,638	USD	2,500,000	Mar 04 2022	BOA	(37,024)
SEK	88,732,265	EUR	8,561,691	Mar 16 2022	BOA	(234,495)
SEK	19,980,000	USD	2,133,727	Apr 21 2022	BOA	(21,498)
SGD	14,397,062	USD	10,649,491	Mar 01 2022	BOA	(29,947)
SGD	44,273,050	USD	32,800,000	Mar 04 2022	BOA	(144,368)
SGD	10,672,751	USD	7,900,000	Mar 16 2022	BOA	(28,277)
THB	221,481,476	USD	6,700,000	Mar 16 2022	BOA	78,502
TRY	35,929,845	USD	2,602,046	Mar 01 2022	BOA	(12,848)
TRY	46,193,757	USD	3,300,000	Mar 10 2022	BOA	(41,177)
TRY	1,500,000	USD	100,193	Mar 16 2022	BOA	4,464
TRY	106,063,180	USD	7,432,753	Apr 21 2022	BOA	(374,275)
TWD	177,884,800	USD	6,400,000	Mar 10 2022	BOA	(54,834)
TWD	113,981,984	USD	4,150,000	Mar 16 2022	BOA	(84,223)
TWD	178,145,920	USD	6,400,000	Mar 17 2022	BOA	(45,465)
TWD	177,975,040	USD	6,400,000	Mar 24 2022	BOA	(51,505)
TWD	27,814,000	USD	1,000,000	Mar 31 2022	BOA	(7,837)

The accompanying notes are an integral part of the consolidated financial statements.

25

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
TWD	123,021,300	USD	4,400,000	Apr 06 2022	BOA	$(11,382)
USD	8,305,051	AUD	11,700,000	Mar 04 2022	BOA	(192,933)
USD	41,417,235	AUD	58,015,000	Mar 18 2022	BOA	(731,212)
USD	10,866,765	AUD	15,242,000	Apr 21 2022	BOA	(212,102)
USD	4,907,980	BRL	25,249,098	Mar 03 2022	BOA	10,527
USD	3,200,000	BRL	18,595,838	Mar 16 2022	BOA	(393,682)
USD	28,568,362	CAD	36,267,536	Mar 01 2022	BOA	(45,172)
USD	10,885,995	CAD	13,800,000	Mar 04 2022	BOA	(1,722)
USD	43,490,080	CAD	55,241,000	Mar 18 2022	BOA	(96,159)
USD	77,006,535	CAD	98,811,000	Apr 21 2022	BOA	(962,319)
USD	1,953,260	CHF	1,807,295	Mar 01 2022	BOA	(17,480)
USD	1,110,535	CHF	1,027,656	Mar 02 2022	BOA	(10,102)
USD	1,120,348	CHF	1,027,656	Mar 03 2022	BOA	(333)
USD	1,891,404	CHF	1,750,000	Mar 04 2022	BOA	(17,084)
USD	28,393,622	CHF	26,131,000	Mar 18 2022	BOA	(124,287)
USD	200,000	CLP	162,730,000	Mar 02 2022	BOA	(3,568)
USD	200,000	CLP	160,632,288	Mar 03 2022	BOA	(921)
USD	800,000	CLP	651,098,000	Mar 04 2022	BOA	(14,306)
USD	800,000	CLP	664,008,000	Mar 10 2022	BOA	(29,836)
USD	300,000	CLP	241,215,432	Mar 14 2022	BOA	(1,299)
USD	300,000	CLP	242,314,996	Mar 15 2022	BOA	(2,633)
USD	8,550,000	CLP	7,263,649,467	Mar 16 2022	BOA	(520,580)
USD	800,000	CLP	642,760,000	Mar 17 2022	BOA	(2,551)
USD	800,000	CLP	639,856,000	Mar 24 2022	BOA	1,802
USD	300,000	CLP	238,662,432	Mar 25 2022	BOA	2,315
USD	237,542	CNH	1,500,000	Mar 01 2022	BOA	92
USD	237,684	CNH	1,500,000	Mar 02 2022	BOA	247
USD	12,484,642	CNH	79,823,623	Mar 16 2022	BOA	(137,355)
USD	6,600,000	COP	26,338,179,050	Mar 16 2022	BOA	(78,176)
USD	5,063,383	EUR	4,520,016	Mar 01 2022	BOA	(4,881)
USD	20,548,576	EUR	18,237,680	Mar 02 2022	BOA	98,031
USD	20,444,804	EUR	18,237,680	Mar 03 2022	BOA	(6,495)
USD	15,593,795	EUR	13,625,000	Mar 04 2022	BOA	314,482
USD	97,366,733	EUR	86,005,000	Mar 18 2022	BOA	857,312
USD	8,651,949	EUR	7,639,000	Apr 21 2022	BOA	68,999
USD	59,772,931	GBP	44,602,344	Mar 01 2022	BOA	(61,853)
USD	36,643,319	GBP	27,327,406	Mar 02 2022	BOA	(17,096)
USD	6,278,643	GBP	4,687,500	Mar 04 2022	BOA	(9,843)
USD	52,934,065	GBP	39,950,000	Mar 18 2022	BOA	(668,386)
USD	123,113,271	GBP	91,631,000	Apr 21 2022	BOA	163,749
USD	9,700,000	HUF	3,007,470,450	Mar 04 2022	BOA	637,492
USD	200,000	IDR	2,885,774,000	Mar 31 2022	BOA	(422)
USD	1,600,000	ILS	5,230,855	Mar 04 2022	BOA	(29,375)
USD	3,600,000	ILS	11,379,331	Mar 16 2022	BOA	54,217
USD	23,200,000	INR	1,741,637,477	Mar 03 2022	BOA	92,494
USD	23,200,000	INR	1,739,744,800	Mar 10 2022	BOA	135,306
USD	11,800,000	INR	896,425,154	Mar 16 2022	BOA	(76,053)
USD	23,200,000	INR	1,756,019,600	Mar 17 2022	BOA	(61,451)
USD	23,200,000	INR	1,743,723,600	Mar 24 2022	BOA	120,272
USD	1,300,000	INR	98,324,893	Mar 31 2022	BOA	(317)
USD	51,925,672	JPY	5,999,248,369	Mar 01 2022	BOA	(258,463)
USD	38,212,468	JPY	4,407,576,130	Mar 02 2022	BOA	(127,236)

The accompanying notes are an integral part of the consolidated financial statements.

26

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	25,941,987	JPY	2,982,576,130	Mar 03 2022	BOA	$(2,660)
USD	9,013,595	JPY	1,037,500,000	Mar 04 2022	BOA	(11,497)
USD	145,800,030	JPY	16,629,674,000	Mar 18 2022	BOA	1,088,875
USD	120,609,660	JPY	13,927,600,000	Apr 21 2022	BOA	(679,018)
USD	18,300,000	KRW	22,031,439,000	Mar 03 2022	BOA	(21,820)
USD	200,000	KRW	241,568,023	Mar 04 2022	BOA	(887)
USD	18,500,000	KRW	22,182,843,000	Mar 10 2022	BOA	55,664
USD	18,450,000	KRW	21,952,425,291	Mar 16 2022	BOA	199,109
USD	18,500,000	KRW	22,198,150,000	Mar 17 2022	BOA	45,131
USD	18,500,000	KRW	22,095,105,000	Mar 24 2022	BOA	132,984
USD	2,500,000	KRW	2,995,125,000	Mar 31 2022	BOA	10,497
USD	4,051,339	MXN	82,500,000	Mar 01 2022	BOA	23,872
USD	8,977,820	MXN	184,000,000	Mar 04 2022	BOA	(267)
USD	2,732,259	MXN	56,590,000	Mar 18 2022	BOA	(21,833)
USD	25,180,179	MXN	524,940,000	Apr 21 2022	BOA	(210,549)
USD	2,300,000	NOK	20,254,669	Mar 04 2022	BOA	2,496
USD	8,632,541	NZD	13,000,000	Mar 04 2022	BOA	(162,704)
USD	17,389,355	NZD	25,801,000	Mar 18 2022	BOA	(63,601)
USD	95,208,993	NZD	144,195,000	Apr 21 2022	BOA	(2,283,673)
USD	350,000	PHP	18,036,297	Mar 16 2022	BOA	(1,579)
USD	1,319,551	PLN	5,478,932	Mar 01 2022	BOA	14,517
USD	11,800,000	PLN	47,364,518	Mar 04 2022	BOA	520,624
USD	3,776,313	PLN	15,140,000	Apr 21 2022	BOA	184,018
USD	6,207,320	RUB	474,962,000	Mar 04 2022	BOA	1,823,073
USD	13,450,000	RUB	1,046,452,599	Mar 16 2022	BOA	3,900,888
USD	500,000	RUB	41,739,209	Mar 31 2022	BOA	124,796
USD	11,200,000	SEK	102,476,338	Mar 04 2022	BOA	380,353
USD	2,145,700	SEK	19,980,000	Apr 21 2022	BOA	33,471
USD	10,600,000	SGD	14,397,062	Mar 01 2022	BOA	(19,544)
USD	22,200,000	SGD	30,067,702	Mar 04 2022	BOA	22,178
USD	7,950,000	SGD	10,855,264	Mar 16 2022	BOA	(56,336)
USD	7,050,000	THB	237,122,405	Mar 16 2022	BOA	(207,197)
USD	2,600,000	TRY	35,929,845	Mar 01 2022	BOA	10,801
USD	3,300,000	TRY	46,755,268	Mar 10 2022	BOA	1,564
USD	416,573	TRY	6,000,000	Mar 16 2022	BOA	(2,057)
USD	7,963,502	TRY	119,790,360	Apr 21 2022	BOA	(8,517)
USD	6,400,000	TWD	178,293,120	Mar 10 2022	BOA	40,269
USD	11,000,000	TWD	304,387,740	Mar 16 2022	BOA	142,382
USD	6,400,000	TWD	178,128,640	Mar 17 2022	BOA	46,081
USD	300,000	TWD	8,367,000	Mar 31 2022	BOA	1,538
USD	6,400,000	TWD	179,414,732	Apr 01 2022	BOA	(35)
USD	65,330	ZAR	1,000,000	Mar 01 2022	BOA	303
USD	3,735,443	ZAR	60,229,949	Mar 16 2022	BOA	(173,253)
ZAR	1,000,000	USD	65,335	Mar 01 2022	BOA	(308)
ZAR	42,798,111	USD	2,800,000	Mar 04 2022	BOA	(17,970)
ZAR	86,381,802	USD	5,575,845	Mar 16 2022	BOA	30,007
ZAR	10,000	USD	659	Apr 21 2022	BOA	(13)
Total Forward Foreign Currency Contracts						$(1,006,579)

The accompanying notes are an integral part of the consolidated financial statements.

27

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2022 (Unaudited)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

28

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 28, 2022 (Unaudited)

ASSETS
Investments, at value (cost $1,512,682,212)	$1,512,147,616
Deposits with broker for forward foreign currency contracts	12,717,805
Deposits with broker for futures contracts	150,825,545
Receivables for:
Capital shares sold	9,482,901
Unrealized appreciation on forward foreign currency contracts	20,988,423
Unrealized appreciation on futures contracts	72,148,203
Prepaid expenses and other assets	116,553
Total assets	1,778,427,046

LIABILITIES
Due to broker	5,159,528
Payables for:
Advisory fees	2,195,784
Capital shares redeemed	994,135
Administration and accounting services fees	99,087
Unrealized depreciation on forward foreign currency contracts	21,995,002
Unrealized depreciation on futures contracts	38,405,372
Other accrued expenses and liabilities	20,082
Distribution Fees Payable	31,859
Total liabilities	68,900,849
Net assets	$1,709,526,197

NET ASSETS CONSIST OF:
Par value	$143,911
Paid-in capital	1,823,711,359
Total distributable earnings/(losses)	(114,329,073)
Net assets	$1,709,526,197

CLASS A SHARES:
Net assets	$35,887,900
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,051,422
Net asset value and redemption price per share	$11.76
Maximum offering price per share (100/94.25 of $11.76)	$12.48

CLASS I SHARES:
Net assets	$1,667,555,732
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	140,327,044
Net asset value, offering and redemption price per share	$11.88

CLASS C SHARES:
Net assets	$6,082,565
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	532,393
Net asset value, offering and redemption price per share	$11.42

The accompanying notes are an integral part of the consolidated financial statements.

29

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$10,192
Total investment income	10,192
EXPENSES
Advisory fees (Note 2)	12,902,854
Administration and accounting services fees (Note 2)	217,746
Transfer agent fees (Note 2)	79,511
Legal fees	74,648
Directors fees	57,639
Officers fees	55,922
Registration and filing fees	48,863
Audit and tax service fees	39,106
Printing and shareholder reporting fees	30,266
Custodian fees (Note 2)	28,593
Distribution fees (Class A Shares) (Note 2)	27,042
Distribution fees (Class C Shares) (Note 2)	21,234
Other expenses	40,586
Total expenses before waivers and/or reimbursements	13,624,010
Less: waivers and/or reimbursements (Note 2)	(520,014)
Net expenses after waivers and/or reimbursements	13,103,996
Net investment income/(loss)	(13,093,804)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(25,743)
Futures contracts	19,038,483
Foreign currency transactions	(107,744)
Forward foreign currency contracts	(588,025)
Written options	(598,100)
Net change in unrealized appreciation/(depreciation) on:
Investments	151,997
Futures contracts	17,414,491
Foreign currency translations	1,426
Forward foreign currency contracts	3,248,734
Written options	(290,787)
Net realized and unrealized gain/(loss) from investments	38,244,732
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,150,928

The accompanying notes are an integral part of the consolidated financial statements.

30

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(13,093,804)	$(18,106,716)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	17,718,871	86,022,119
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts and written options	20,525,861	515,678
Net increase/(decrease) in net assets resulting from operations	25,150,928	68,431,081
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(54,275,724)	(13,983,998)
Net decrease in net assets from dividends and distributions to shareholders	(54,275,724)	(13,983,998)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	19,644,245	12,728,012
Proceeds from reinvestment of distributions	594,933	162,829
Shares redeemed	(5,475,393)	(6,757,552)
Total from Class A Shares	14,763,785	6,133,289
Class I Shares
Proceeds from shares sold	719,798,687	441,183,123
Proceeds from reinvestment of distributions	35,649,949	7,562,347
Shares redeemed	(191,835,928)	(253,394,878)
Total from Class I Shares	563,612,708	195,350,592
Class C Shares
Proceeds from shares sold	933,328	1,494,157
Proceeds from reinvestment of distributions	147,425	48,938
Shares redeemed	(438,792)	(1,457,804)
Total from Class C Shares	641,961	85,291
Net increase/(decrease) in net assets from capital share transactions	579,018,454	201,569,172
Total increase/(decrease) in net assets	549,893,658	256,016,255
NET ASSETS:
Beginning of period	1,159,632,539	903,616,284
End of period	$1,709,526,197	$1,159,632,539

The accompanying notes are an integral part of the consolidated financial statements.

31

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Shares sold	1,671,419	1,071,456
Shares reinvested	51,509	14,551
Shares redeemed	(461,851)	(578,862)
Total Class A Shares	1,261,077	507,145
Class I Shares
Shares sold	59,649,192	37,193,765
Shares reinvested	3,054,837	669,827
Shares redeemed	(16,217,680)	(21,694,016)
Total Class I Shares	46,486,349	16,169,576
Class C Shares
Shares sold	81,713	132,823
Shares reinvested	13,116	4,481
Shares redeemed	(38,699)	(130,069)
Total Class C Shares	56,130	7,235
Net increase/(decrease) in shares outstanding	47,803,556	16,683,956

The accompanying notes are an integral part of the consolidated financial statements.

32

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Sixth Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.95		$11.28	$12.45	$11.28	$11.15	$11.77
Net investment income/(loss)(1)	(0.12)		(0.24)	(0.11)	(0.01)	(0.07)	(0.18)
Net realized and unrealized gain/(loss) from investments	0.33		1.07	(0.14)	1.18	0.20	(0.44)
Net increase/(decrease) in net assets resulting from operations	0.21		0.83	(0.25)	1.17	0.13	(0.62)
Dividends and distributions to shareholders from:
Net investment income	(0.27)		(0.16)	(0.64)	—	—	—
Net realized capital gains	(0.13)		—	(0.28)	—	—	—
Total dividends and distributions to shareholders	(0.40)		(0.16)	(0.92)	—	—	—
Net asset value, end of period	$11.76		$11.95	$11.28	$12.45	$11.28	$11.15
Total investment return/(loss)(2)	1.80	%(4)	7.42%	(1.64)%	10.37%	1.08%	(5.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,888		$21,395	$14,469	$12,434	$15,539	$15,401
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.04	%(5)	2.04%	2.04%	2.04%	2.04%	2.14%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.04	%(5)	2.04%	2.04%	2.04%	2.04%	2.14%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.11	%(5)	2.14%	2.15%	2.14%	2.13%	2.28%
Ratio of net investment income/(loss) to average net assets	(2.04	)%(5)	(2.03)%	(0.98)%	(0.05)%	(0.65)%	(1.60)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24% of the Fund’s average daily net assets attributable to Class A Shares.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

33

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Sixth Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$12.07		$11.38	$12.55	$11.36	$11.20	$11.80
Net investment income/(loss)(1)	(0.11)		(0.21)	(0.09)	0.02	(0.05)	(0.15)
Net realized and unrealized gain/(loss) from investments	0.34		1.08	(0.14)	1.19	0.21	(0.45)
Net increase/(decrease) in net assets resulting from operations	0.23		0.87	(0.23)	1.21	0.16	(0.60)
Dividends and distributions to shareholders from:
Net investment income	(0.29)		(0.18)	(0.66)	(0.02)	—	—
Net realized capital gains	(0.13)		—	(0.28)	—	—	—
Total dividends and distributions to shareholders	(0.42)		(0.18)	(0.94)	(0.02)	—	—
Net asset value, end of period	$11.88		$12.07	$11.38	$12.55	$11.36	$11.20
Total investment return/(loss)(2)	2.01	%(4)	7.74%	(1.39)%	10.63%	1.34%	(5.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,667,556		$1,132,714	$883,997	$707,564	$913,437	$772,413
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(5)	1.79%	1.79%	1.79%	1.79%	1.89%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(5)	1.79%	1.79%	1.79%	1.79%	1.89%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.86	%(5)	1.89%	1.90%	1.89%	1.88%	2.03%
Ratio of net investment income/(loss) to average net assets	(1.79	)%(5)	(1.78)%	(0.73)%	0.20%	(0.40)%	(1.35)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.99% of the Fund’s average daily net assets attributable to Class I Shares.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

34

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Sixth Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.60		$10.98	$12.11	$11.06	$11.01	$11.71
Net investment income/(loss)(1)	(0.16)		(0.32)	(0.19)	(0.08)	(0.16)	(0.26)
Net realized and unrealized gain/(loss) from investments	0.32		1.05	(0.14)	1.13	0.21	(0.44)
Net increase/(decrease) in net assets resulting from operations	0.16		0.73	(0.33)	1.05	0.05	(0.70)
Dividends and distributions to shareholders from:
Net investment income	(0.21)		(0.11)	(0.52)	—	—	—
Net realized capital gains	(0.13)		—	(0.28)	—	—	—
Total dividends and distributions to shareholders	(0.34)		(0.11)	(0.80)	—	—	—
Net asset value, end of period	$11.42		$11.60	$10.98	$12.11	$11.06	$11.01
Total investment return/(loss)(2)	1.46	%(4)	6.44%	(2.40)%	9.49%	0.36%	(5.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,083		$5,524	$5,151	$4,487	$8,481	$9,462
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(5)	2.79	%(4)	2.79%	2.79%	2.79%	2.79%	2.89%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(5)	2.79	%(4)	2.79%	2.79%	2.79%	2.79%	2.89%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(5)	2.86	%(4)	2.89%	2.90%	2.89%	2.88%	3.03%
Ratio of net investment income/(loss) to average net assets	(2.79	)%(4)	(2.78)%	(1.73)%	(0.80)%	(1.40)%	(2.35)%
Portfolio turnover rate(6)	0	%(3)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not annualized.
(4)	Annualized.
(5)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.99% of the Fund’s average daily net assets attributable to Class C Shares.

(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 28, 2022 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $348,505,341, which represented 20.39% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $350,432,233, which represented 20.50% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$1,512,147,616	$1,512,147,616	$—	$—
Commodity Contracts
Futures Contracts	51,653,355	51,653,355	—	—
Equity Contracts
Futures Contracts	5,034,888	5,034,888	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	20,988,423	—	20,988,423	—
Futures Contracts	4,113,196	4,113,196	—	—
Interest Rate Contracts
Futures Contracts	11,346,764	11,346,764	—	—
Total Assets	$1,605,284,242	$1,584,295,819	$20,988,423	$—

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(27,025,134)	$(27,025,134)	$—	$—
Equity Contracts
Futures Contracts	(2,183,784)	(2,183,784)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(21,995,002)	—	(21,995,002)	—
Futures Contracts	(3,071,302)	(3,071,302)	—	—
Interest Rate Contracts
Futures Contracts	(6,125,152)	(6,125,152)	—	—
Total Liabilities	$(60,400,374)	$(38,405,372)	$(21,995,002)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$20,988,423	$—	$20,988,423
Futures Contracts (a)	Unrealized appreciation on futures contracts	5,034,888	11,346,764	4,113,196	51,653,355	72,148,203
Total Value- Assets		$5,034,888	$11,346,764	$25,101,619	$51,653,355	$93,136,626

Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(21,995,002)	$—	$(21,995,002)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(2,183,784)	(6,125,152)	(3,071,302)	(27,025,134)	(38,405,372)
Total Value- Liabilities		$(2,183,784)	$(6,125,152)	$(25,066,304)	$(27,025,134)	$(60,400,374)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from investments	$—	$—	$—	$268,900	$268,900
Futures Contracts	Net realized gain/(loss) from futures contracts	(15,786,750)	(3,074,221)	5,107,139	32,792,315	19,038,483
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	(588,025)	—	(588,025)
Written Options	Net realized gain/(loss) from written options	—			(598,100)	(598,100)
Total Realized Gain/(Loss)		$(15,786,750)	$(3,074,221)	$4,519,114	$32,463,115	$18,121,258

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/(depreciation) on investments	$—	$586,487	$67,450	$—	$653,937
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(3,940,080)	6,322,310	(3,083,994)	18,116,255	17,414,491
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	3,248,734	—	3,248,734
Written Options	Net change in unrealized appreciation/(depreciation) on written options	—	(290,787)	—	—	(290,787)
Total Change in Unrealized Appreciation/(Depreciation)		$(3,940,080)	$6,618,010	$232,190	$18,116,255	$21,026,375

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)	Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$451,319	$(195,808)	$3,745,378,136	$(3,580,882,390)	$(2,981,999,176)	$2,981,150,834

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$20,988,423	$(20,988,423)	$—	$—	$21,995,002	$(20,988,423)	$(1,006,579)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

41

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

42

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Coronavirus (Covid-19) Pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Ukraine-Russia Conflict Risk — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position

43

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

(if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Fund has no written options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

44

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2022.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$12,902,854	$(520,014)	$12,382,840

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2022	August 31, 2023	August 31, 2024	August 31, 2025	Total
$406,777	$843,630	$1,020,929	$520,014	$2,791,350

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global, LLC, R.G. Niederhoffer Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

Effective September 17, 2021, Trigon Investment Advisors, LLC no longer serves as a Trading Adviser to the Fund. Effective November 29, 2021 R.G. Niederhoffer Capital Management, Inc. serves as a Trading Adviser to the Fund.

45

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

46

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,178,072,882	$40,304,848	$(136,408,479)	$(96,103,631)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2021, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$(58,090,949)	$58,090,949

As of August 31, 2021, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$44,586,094	$3,238,571	$(133,028,942)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 was as follows:

Ordinary Income	Long-Term Gains	Total
$13,983,998	$—	$13,983,998

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Fund had utilized $20,654,825. As of August 31, 2021, the Fund had no unexpiring short-term or long-term capital loss carryovers to offset future capital gains.

6. New Accounting Pronouncements and Regulatory Updates

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with

47

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2022 (Unaudited)

Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

48

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Approval of Trading Advisory Agreement

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Trading Advisory Agreement (the “Trading Advisory Agreement”) by and among Abbey Capital, the Onshore Subsidiary, the SPC and R.G. Niederhoffer Capital Management, Inc. (“RGNCM”) at a meeting of the Board held on September 21-22, 2021 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the new Trading Advisory Agreement for an initial period ending August 16, 2023. The Board’s decision to approve the Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Trading Advisory Agreement, the Board considered information provided by Abbey Capital and RGNCM, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Trading Advisory Agreement, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by RGNCM; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) RGNCM’s investment philosophies and processes; (iv) RGNCM’s assets under management and client descriptions; (v) RGNCM’s soft dollar commission and trade allocation policies; (vi) RGNCM’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) RGNCM’s compliance procedures; and (viii) RGNCM’s financial information and insurance coverage.

The Board also considered the fees payable to RGNCM under the proposed Trading Advisory Agreement with RGNCM and the services to be provided by RGNCM. In this regard, the Board noted that the fees for RGNCM were payable by Abbey Capital.

After reviewing the information regarding the Adviser’s and RGNCM’s costs, profitability and economies of scale, and after considering the services to be provided by RGNCM, the Board concluded that the trading advisory fees to be paid by Abbey Capital to RGNCM were fair and reasonable, that the Trading Advisory Agreement is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Adviser derives an inappropriate advantage, and that the Trading Advisory Agreement should be approved for an initial period ending August 16, 2023.

Liquidity Risk Management Program

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program,

49

Abbey Capital Futures Strategy Fund

Other Information (Concluded)

(Unaudited)

the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Chief Risk Officer of the Adviser as the program administrator for the Adviser Program. The process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund held a percentage of highly liquid assets above its highly liquid investment minimum at all times during the Period; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

50

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Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AFS-SAR22

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2022

(Unaudited)

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report

February 28, 2022 (Unaudited)

Dear Shareholder,

The Abbey Capital Multi Asset Fund (the “Fund”) Class I Shares returned +0.89% net of fees for the 6-month fiscal period ended February 28, 2022. Positive performance was driven by the managed futures component of the Fund’s investment strategy, with gains stemming from trading in energy, short-term interest rates and agricultural commodities. The Fund’s long US equity component was negative over the 6-month period. The Fund targets approximately 100% exposure of its net assets to its managed futures strategy and approximately 50% exposure to its long US equity strategy. The Fund’s remaining net assets are allocated to its fixed income strategy. The managed futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “ACMAF Master”), a wholly-owned subsidiary of the Fund that invests substantially all of its assets in ACMAF Offshore SPC, which is a wholly-owned and controlled segregated portfolio company that invests in managed futures and foreign exchange contracts. As part of its managed futures strategy, the Fund may also invest a portion of its assets in ACMAF Onshore Series LLC, a wholly-owned subsidiary of the Fund which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Abbey Global, LP (the “Predecessor Fund”), transferred all of its assets to the Fund on April 11, 2018.

Average Total Returns for the Periods Ended February 28, 2022

	2022 YTD	1 Year	SEP. 1, 2021 TO FEB. 28, 2022	5 Years Annualized	10 Years Annualized	ANNUALIZED SINCE INCEPTION ON MAY 14, 2002
Class I Shares (inclusive of Predeccesor Fund performance)*	-1.26%	7.25%	0.89%	11.86%	11.67%	10.89%
BofA Merrill Lynch 3-Month T-Bill Index*****	0.01%	0.04%	0.02%	1.13%	0.63%	1.27%
S&P 500® Total Return Index*****	-8.01%	16.39%	-2.62%	15.17%	14.59%	9.50%
Barclay CTA Index*****	1.59%	4.68%	2.10%	2.97%	1.50%	3.68%

Performance quoted is past performance and does not guarantee future results. Additionally, the Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, Fund performance may be different than the Predecessor Fund’s restated past performance, which is included in the table above where indicated for the period between inception of the Fund on May 14, 2002 and April 11, 2018. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

1

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2022 (Unaudited)

	2022 YTD	1 Year	SEP. 1, 2021 TO FEB. 28, 2022	5 Years Annualized	10 Years Annualized	ANNUALIZED SINCE INCEPTION ON April 11, 2018
Class I Shares**	-1.26%	7.25%	0.89%	n/a	n/a	13.66%
Class A Shares***	-2.50%	n/a	n/a	n/a	n/a	n/a
Class A Shares (max load)***	-6.98%	n/a	n/a	n/a	n/a	n/a
Class C Shares****	-1.45%	n/a	n/a	n/a	n/a	n/a
BofA Merrill Lynch 3-Month T-Bill Index*****	0.01%	0.04%	0.02%	1.13%	0.63%	1.15%
S&P 500® Total Return Index*****	-8.01%	16.39%	-2.62%	15.17%	14.59%	15.72%
Barclay CTA Index*****	1.59%	4.68%	2.10%	2.97%	1.50%	5.13%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 10, 2022

Source: Abbey Capital, Bloomberg and BarclayHedge

Please note the above is shown for illustrative purposes only.

*

Performance from May 14, 2002 to April 10, 2018 is performance of the Predecessor Fund. The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all of the assets of the Predecessor Fund transferred to Class I Shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Predecessor Fund. Performance of the Predecessor Fund is not an indicator of future Fund results. Performance from April 2014 to April 2018 represents proprietary performance as the only investors for that period were Abbey Capital Limited and its officers.

**	Performance is that of Class I Shares of the Fund, which commenced operations on April 11, 2018.

***

Performance is that of Class A Shares of the Fund, which commenced operations on February 16, 2022. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% on Class A Shares.

****	Performance is that of Class C Shares of the Fund, which commenced operations on November 8, 2021.

*****

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2022, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 2.28%, 2.53% and 3.28% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, as stated in the Fund’s current prospectus dated December 31, 2021 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

2

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2022 (Unaudited)

Performance Analysis

The 6-month period ended February 28, 2022 was positive overall for Fund performance, as gains for the managed futures allocation outweighed losses for the long US equity allocation.

This period was characterised by supply constraints across several commodity markets, heightened geopolitical tensions in Europe and a hawkish shift in expectations around global monetary policy. We also saw a shift in the relationship between global equity and bond markets, with the correlation between the two asset classes turning less negative over the period.

Inflation and its impact on monetary policy was a focus for investors throughout the period. US consumer inflation increased steadily, ultimately rising to an annual rate of +7.5% in February 2022, its highest level in 40 years. Guidance from the US Federal Reserve turned more hawkish as inflation rose, with the central bank tapering its bond buying program and signalling its plans to hike rates in March 2022.

Heightened tensions between Russia and Ukraine became a more prominent focus for investors as the period progressed. This situation escalated in February 2022 following Russia’s invasion of Ukraine, which led to sharp moves and heightened volatility across both financial and commodity markets.

Equities rallied during the first part of the period, despite concerns about higher inflation and the emergence of the Omicron COVID-19 variant weighing on risk sentiment at times, as strong corporate earnings helped the S&P 500 Index to hit record highs in December 2021. However, in January and February 2022, we saw long-term uptrends in global stocks unwind due to concerns about tighter monetary policy and the conflict in Ukraine.

Fund performance from September to December 2021 was positive. The Fund’s long equity allocation drove gains over this period as US equities rose. Performance for the Fund’s managed futures allocation was close to flat for the period, as choppy price moves in longer-dated bond yields proved difficult. Further losses for the managed futures allocation occurred in late November 2021 when the emergence of the Omicron COVID-19 variant resulted in a sharp reversal of trends in several sectors. On the upside, uptrends in several energy contracts and the USD led to offsetting gains for the Fund.

Fund performance turned negative as we entered 2022. A reversal in global stocks resulted in losses for the Fund’s long equity allocation due to its long positions in S&P 500 futures. However, these losses were partially offset by gains from the Fund’s managed futures allocation as notable price trends occurred across several fixed income, energy, metal, and agricultural commodity markets, which provided a favourable trading environment for most of the Fund’s sub-advisers.

Supply concerns were a prominent theme in energy markets over the 6-month period. OPEC+ supply restrictions, combined with strong global demand, were a tailwind for crude oil prices. Later in the period, concerns about disruptions to Russian energy supplies following the imposition of economic sanctions also impacted prices. A supply crunch in natural gas saw US prices hit a 13year high in October, while European natural gas prices reached record highs during the 6-month period. Long positions in energy resulted in the Fund’s largest gains for the period, with longs in crude oil, distillates and natural gas all contributing positively to performance.

The hawkish shift in guidance from global central banks saw investors price a more aggressive pace of monetary tightening during the period. This resulted in price trends in short-term interest rate markets, with the Fund profiting from short exposures in US Eurodollar and UK SONIA contracts. Fund performance in bonds was close to flat overall during the period as gains from short positions in US Treasuries were largely offset by losses from mixed positions in eurozone contracts.

In agricultural commodities, longs in corn and soybean contributed positively to Fund performance. Corn and soybeans were both aided by supply concerns arising from dry South American weather as well as worries about the outlook for global grain and vegetable oil production. Further Fund gains resulted from longs in cotton as strong global demand and supply concerns helped prices to reach a 10-year high during the period.

3

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2022 (Unaudited)

Fund performance in metals was positive overall, with gains from longs in base metals outweighing losses in precious metals. Low inventories were an important theme across base metals markets during the period. The Fund’s largest gains occurred from longs in aluminium, with prices rising to record highs as production was impacted by soaring energy costs and environmental concerns in China. Meanwhile, Fund losses in precious metals were concentrated in gold and silver.

Equities were the largest detractor from Fund performance at the sector level during the period. Losses occurred when global equities declined in early 2022, with both the Fund’s managed futures and the long equity allocations producing negative returns in the sector. Concerns about the impact of the expected US Federal Reserve rate hikes were a headwind for global equities in January 2022, while the escalating Russia-Ukraine conflict began to have a meaningful impact on risk sentiment during February 2022. This reversal in the long-term uptrend in equities proved challenging for the Fund’s managed futures allocation. The Fund’s long equity allocation recorded losses from holding long position in S&P 500 futures throughout the 6-month period as the S&P 500 Index declined -3.3%. Losses for the Fund’s long equity allocation were moderated somewhat, as the allocation was maintained below its 50% target level for most of the period.

Fund performance in currencies was also negative for the period. Losses were concentrated in emerging market currencies due to a long position in the MXN against the USD.

Key to Currency Abbreviations
USD	US Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in ACMAF Master, which is a multi-adviser fund that invests in managed futures and foreign exchange contracts. The Fund may also invest a portion of its assets into ACMAF Onshore Series LLC, which is a multiadviser fund that invests in managed futures and foreign exchange contracts. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, CounterParty Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Consolidated Portfolio of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Multi Asset Fund is distributed by Quasar Distributions, LLC.

This report is submitted for general information to the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

4

Abbey Capital Multi Asset Fund

Performance Data

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Since Inception††
Class A Shares (without sales charge)* (Pro forma April 11, 2018 to February 16, 2022)	0.69%	6.90%	13.35%
Class A Shares (with sales charge)* (Pro forma April 11, 2018 to February 16, 2022)	-5.10%	0.75%	11.64%
S&P 500® Total Return Index	-2.62%	16.39%	15.72%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.02%	0.04%	1.15%**
Barclay CTA Index***	2.10%	4.68%	5.13%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Performance information is from the inception date of the Fund.

*	Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.53% for Class A Shares as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Multi Asset Fund

Performance Data (Continued)

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Five Years	Ten Years	Since Inception
Class I Shares*	0.89%	7.25%	11.86%	11.67%	10.89%
S&P 500® Total Return Index	-2.62%	16.39%	15.17%	14.59%	9.50%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.02%	0.04%	1.13%	0.63%	1.27%**
Barclay CTA Index***	2.10%	4.68%	2.97%	1.50%	3.68%**

†	Not annualized.

*

Performance from May 14, 2002 to April 10, 2018 is performance of Abbey Global LP (the “Predecessor Fund”). The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all the assets of the Predecessor Fund transferred to Class I Shares of the Fund.

**	Performance is from the inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 2.28% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Multi Asset Fund

Performance Data (Continued)

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Since Inception††
Class C Shares (without contingent deferred sales charge)* (Pro forma April 11, 2018 to November 8 , 2021)	0.33%	6.12%	12.51%
Class C Shares (with contingent deferred sales charge)* (Pro forma April 11, 2018 to November 8, 2021)	-0.58%	5.15%	12.51%
S&P 500® Total Return Index	-2.62%	16.39%	15.72%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index***	0.02%	0.04%	1.15%**
Barclay CTA Index***	2.10%	4.68%	5.13%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Performance information is from the inception date of the Fund.

*	Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed or the net asset value of the Class C Shares redeemed at the time of redemption.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 3.28% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Multi Asset Fund

Performance Data (Concluded)

February 28, 2022 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 416 programs included in the calculation of the Barclay CTA Index for 2021. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Multi Asset Fund

Fund Expense Example

February 28, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period. For Class A Shares, the actual values and expenses are based on the 13-day period from inception of the Class on February 16, 2022 through February 28, 2022. For Class C Shares, the actual values and expenses are based on the 113-day period from inception of the Class on November 8, 2021 through February 28, 2022.

ACTUAL EXPENSES

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Total Investment Returns for the Fund(3)
Actual
Class A Shares	$ 1,000.00	$ 975.00	$ 0.72	2.04%	(2.50)%
Class I Shares	1,000.00	1,008.90	8.92	1.79	0.89
Class C Shares	1,000.00	962.60	8.48	2.79	(3.74)
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.68	$ 10.19	2.04%	N/A
Class I Shares	1,000.00	1,015.92	8.95	1.79	N/A
Class C Shares	1,000.00	1,010.96	13.91	2.79	N/A

(1)

Expenses are equal to the Fund’s Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. For Class A

9

Abbey Capital Multi Asset Fund

Fund Expense Example (Concluded)

February 28, 2022 (Unaudited)

Shares, the actual dollar amounts shown are expenses paid by the Class during the period from the inception of the Class on February 16, 2022 through February 28, 2022 multiplied by 13 days, which is the number of days from the inception of the Class through February 28, 2022. For Class C Shares, the actual dollar amounts shown are expenses paid by the Class during the period from the inception of the Class on November 8, 2021 through February 28, 2022 multiplied by 113 days, which is the number of days from the inception of the Class through February 28, 2022. The Fund’s ending account values in the first section in the table are based on the actual six-month total investment return for the Fund’s respective share classes.

(2)	Ratios reflect expenses waived by the Fund’s investment adviser. Without these waivers, the Fund’s expenses would have been higher and the ending account values would have been lower.

(3)

The Fund’s ending account value for Class I Shares in the first section in the table is based on the actual six month total investment return for Class I Shares. The Fund’s ending account values for Class A Shares and Class C Shares in the first section in the table are based on the actual total investment returns of Class A Shares and Class C Shares, respectively, during the period from the inception of each Class on February 16, 2022 and November 8, 2021, respectively, through February 28, 2022.

10

Abbey Capital Multi Asset Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2022 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	80.1%	$98,864,866
Money Market Deposit Account	6.1	7,470,126
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	13.8	16,999,641
NET ASSETS	100.0%	$123,334,633

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Long U.S. Equity” Strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

February 28, 2022 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 86.2%
U.S. TREASURY OBLIGATIONS — 80.1%
U.S. Treasury Bills	0.024%	03/10/22	$1,702	$1,701,984
U.S. Treasury Bills	0.031%	03/17/22	1,549	1,548,983
U.S. Treasury Bills	0.037%	03/24/22	2,851	2,850,897
U.S. Treasury Bills	0.032%	03/31/22	2,680	2,679,844
U.S. Treasury Bills	0.050%	04/07/22	2,947	2,946,712
U.S. Treasury Bills	0.041%	04/14/22	4,198	4,197,320
U.S. Treasury Bills	0.045%	04/21/22	4,201	4,199,943
U.S. Treasury Bills	0.044%	04/28/22	1,108	1,107,654
U.S. Treasury Bills	0.047%	05/05/22	4,282	4,280,181
U.S. Treasury Bills	0.050%	05/12/22	3,323	3,321,196
U.S. Treasury Bills	0.042%	05/19/22	6,175	6,170,979
U.S. Treasury Bills	0.066%	05/26/22	2,528	2,526,188
U.S. Treasury Bills	0.076%	06/02/22	1,008	1,007,128
U.S. Treasury Bills	0.103%	06/09/22	6,838	6,831,062
U.S. Treasury Bills	0.112%	06/16/22	10,685	10,672,368
U.S. Treasury Bills	0.161%	06/30/22	6,627	6,617,271
U.S. Treasury Bills	0.223%	07/07/22	59	58,894
U.S. Treasury Bills	0.317%	07/14/22	1,336	1,333,356
U.S. Treasury Bills	0.332%	07/21/22	4,651	4,641,216
U.S. Treasury Bills	0.432%	07/28/22	1,788	1,783,811
U.S. Treasury Bills	0.517%	08/04/22	5,866	5,851,020
U.S. Treasury Bills	0.682%	08/11/22	12,205	12,170,586
U.S. Treasury Bills	0.632%	08/18/22	1,633	1,628,072
U.S. Treasury Bills	0.649%	08/25/22	8,766	8,738,201
TOTAL U.S. TREASURY OBLIGATIONS ($98,901,520)				98,864,866

	Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT — 6.1%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)	7,470	7,470,126
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($7,470,126)		7,470,126

TOTAL SHORT-TERM INVESTMENTS
(Cost $106,371,646)		106,334,992
TOTAL INVESTMENTS — 86.2%
(Cost $106,371,646)		106,334,992

OTHER ASSETS IN EXCESS OF LIABILITIES — 13.8%		16,999,641
NET ASSETS — 100.0%		$123,334,633

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.

(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Futures contracts outstanding as of February 28, 2022 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Amsterdam Index Futures	Mar-22	1	$163,550	$(6,028)
AUD/USD Currency Futures	Mar-22	8	581,080	4,015
Brent Crude Futures	May-22	9	881,730	45,330
Brent Crude Futures	Jun-22	2	190,200	17,110
Brent Crude Futures	Jul-22	2	185,800	12,890
Brent Crude Futures	Dec-22	1	86,850	17,160
Brent Crude Oil Last Day	May-22	2	195,940	7,990
CAC40 10 Euro Futures	Mar-22	3	223,858	(8,624)
CAD Currency Futures	Mar-22	35	2,758,875	6,775
CHF Currency Futures	Mar-22	15	2,046,000	6,325
Cocoa Futures	Jul-22	1	25,550	(2,790)
Coffee ‘C’ Futures	May-22	11	960,713	(14,400)
Coffee ‘C’ Futures	Jul-22	1	86,831	(1,369)
Coffee ‘C’ Futures	Sep-22	1	86,269	(694)
Coffee Robusta Futures	May-22	1	20,900	(1,060)
Copper Futures	May-22	10	1,113,625	(15,088)
Copper Futures	Jul-22	1	111,350	(1,825)
Corn Futures	May-22	38	1,312,425	69,838
Corn Futures	Jul-22	34	1,150,900	109,563
Corn Futures	Sep-22	1	31,113	550
Corn Futures	Dec-22	6	182,175	14,613
Cotton No.2 Futures	May-22	16	952,960	41,605
DJIA Mini E-CBOT	Mar-22	4	676,800	(41,515)
Dollar Index	Mar-22	3	290,082	2,921
E-Mini Crude Oil	Apr-22	2	95,720	3,295
Emissions ICE	Dec-22	4	368,713	(34,994)
Euro STOXX 50	Mar-22	1	44,032	(4,042)
FTSE 100 Index Futures	Mar-22	60	5,984,062	(13,221)
FTSE KLCI Futures	Mar-22	1	18,983	310
FTSE Taiwan Index	Mar-22	3	185,400	(2,580)
FTSE/JSE TOP 40	Mar-22	4	180,223	9,191
FTSE/MIB Index Futures	Mar-22	1	142,494	(10,304)
Gasoline RBOB Futures	Apr-22	17	2,093,805	125,659
GBP Currency Futures	Mar-22	19	1,593,031	(20,563)
Gold 100 Oz Futures	Apr-22	31	5,892,169	84,394
JPY Currency Futures	Mar-22	1	108,838	(6)
Kansas City Hard Red Winter Wheat Futures	May-22	5	238,250	20,538
Lean Hogs Futures	Apr-22	6	248,400	3,640
Lean Hogs Futures	Jun-22	15	680,550	(14,340)
Live Cattle Futures	Apr-22	8	452,560	(16,630)
Live Cattle Futures	Aug-22	3	164,580	(2,050)
Live Cattle Futures	Oct-22	2	114,160	(250)
LME Aluminum Forward	Mar-22	165	13,917,749	2,200,877
LME Aluminum Forward	Jun-22	73	6,142,037	308,212
LME Aluminum Forward — 90 Day Settlement	Mar-22	1	84,700	18,065
LME Aluminum Forward — 90 Day Settlement	Mar-22	2	169,350	38,088
LME Aluminum Forward — 90 Day Settlement	Mar-22	1	84,350	17,638
LME Aluminum Forward — 90 Day Settlement	Mar-22	2	168,613	26,631

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Aluminum Forward — 90 Day Settlement	Apr-22	1	$84,388	$11,313
LME Aluminum Forward — 90 Day Settlement	Apr-22	1	84,460	9,825
LME Aluminum Forward — 90 Day Settlement	May-22	2	168,950	17,315
LME Aluminum Forward — 90 Day Settlement	May-22	1	84,292	2,701
LME Copper Forward	Mar-22	63	15,622,424	520,222
LME Copper Forward	Jun-22	17	4,198,363	33,764
LME Copper Forward — 90 Day Settlement	Mar-22	1	247,850	9,650
LME Copper Forward — 90 Day Settlement	Apr-22	1	247,388	4,118
LME Copper Forward — 90 Day Settlement	Apr-22	1	247,343	1,518
LME Lead Forward	Mar-22	18	1,076,513	25,066
LME Lead Forward	Jun-22	14	835,013	10,591
LME Nickel Forward	Mar-22	9	1,328,454	251,169
LME Nickel Forward	Jun-22	7	1,015,938	57,768
LME Nickel Forward — 90 Day Settlement	Mar-22	1	147,894	27,894
LME Nickel Forward — 90 Day Settlement	Apr-22	1	146,958	22,758
LME Nickel Forward — 90 Day Settlement	Apr-22	1	146,806	14,350
LME Nickel Forward — 90 Day Settlement	Apr-22	1	146,397	8,937
LME Silver Forward — 90 Day Settlement	Mar-22	1	227,570	32,570
LME Silver Forward — 90 Day Settlement	Apr-22	1	226,914	24,379
LME Zinc Forward	Mar-22	11	1,012,206	93,347
LME Zinc Forward	Jun-22	10	915,813	12,607
LME Zinc Forward — 90 Day Settlement	Mar-22	1	91,942	2,884
LME Zinc Forward — 90 Day Settlement	Mar-22	1	91,939	4,114
LME Zinc Forward — 90 Day Settlement	Apr-22	1	91,925	1,711
LME Zinc Forward — 90 Day Settlement	Apr-22	1	91,921	3,721
LME Zinc Forward — 90 Day Settlement	May-22	1	91,810	1,466
LME Zinc Forward — 90 Day Settlement	May-22	1	91,805	(807)
Low Sulphur Gasoil G Futures	Apr-22	11	940,225	70,325
Low Sulphur Gasoil G Futures	May-22	3	249,000	17,375
Mill Wheat Euro	May-22	2	31,605	505
Mill Wheat Euro	Sep-22	1	14,543	280
MSCI EAFE Index Futures	Mar-22	2	215,980	(4,450)
MSCI Singapore Exchange ETS	Mar-22	1	24,445	(144)
MXN Currency Futures	Mar-22	122	2,966,430	14,215
Nasdaq 100 E-Mini	Mar-22	2	569,120	(89,148)
Natural Gas Futures	Apr-22	9	396,180	(2,560)
Natural Gas Futures	May-22	5	221,000	(1,570)
Natural Gas Futures	Jun-22	1	44,610	(1,700)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-22	10	1,231,146	144,273
NY Harbor Ultra-Low Sulfur Diesel Futures	May-22	2	239,114	21,559
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-22	1	114,631	4,717
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-22	1	110,569	15,259
Orange Juice Futures	May-22	1	21,293	1,013
Palm Oil Futures	May-22	3	468,406	1,256
Palm Oil Futures	Jul-22	1	141,926	(24)
Rapeseed Euro	May-22	1	42,355	2,285
S&P 500 E-Mini Futures	Mar-22	266	58,094,399	(3,224,619)
S&P/TSX 60 IX Futures	Mar-22	5	1,006,233	1,452
SGX Iron Ore 62% Futures	Apr-22	1	14,193	218

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
SGX Nifty 50	Mar-22	6	$201,360	$(1,881)
Silver Futures	May-22	7	852,810	5,589
Soybean Futures	May-22	14	1,145,725	35,250
Soybean Futures	Jul-22	14	1,131,550	147,087
Soybean Meal Futures	May-22	8	357,040	14,040
Soybean Meal Futures	Jul-22	1	44,250	(870)
Soybean Oil Futures	May-22	8	348,096	34,764
Soybean Oil Futures	Jul-22	2	84,948	4,416
Soybean Oil Futures	Dec-22	1	38,676	4,206
SPI 200 Futures	Mar-22	4	510,081	1,961
STOXX Europe 600 Index	Mar-22	5	126,533	(1,592)
Sugar No. 11 (World)	May-22	5	99,120	(2,419)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-22	44	5,607,250	29,469
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-22	53	6,268,905	19,641
USD/BRL Futures	Apr-22	1	19,200	(10)
Wheat (Chicago Board of Trade)	May-22	12	560,400	19,663
Wheat (Chicago Board of Trade)	Jul-22	19	871,150	54,625
Wheat (Chicago Board of Trade)	Sep-22	1	45,238	813
Wheat (Chicago Board of Trade)	Dec-22	1	44,975	4,450
WTI Crude Futures	Apr-22	7	670,040	53,230
WTI Crude Futures	May-22	2	187,000	13,510
WTI Crude Futures	Jun-22	5	454,900	7,900
WTI Crude Futures	Jul-22	1	88,720	2,710
WTI Crude Futures	Dec-22	3	246,720	27,560
WTI Crude Futures IPE	Apr-22	1	95,720	4,120
				$1,654,550

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-22	36	$(4,714,304)	$6,802
1-Month SOFR Future	Jul-22	1	(413,262)	(1,042)
3-Month Euro Euribor	Sep-22	82	(23,052,328)	(33,287)
3-Month Euro Euribor	Mar-23	7	(1,958,169)	(2,397)
3-Month Euro Euribor	Jun-24	4	(1,113,460)	(2,355)
3-Month Euro Euribor	Jun-25	1	(278,000)	(224)
3-Month SOFR Futures	Sep-22	1	(247,050)	1,900
3-Month SOFR Futures	Dec-22	1	(246,388)	(588)
3-Month SONIA Index Futures	Sep-23	24	(7,894,906)	13,935
3-Month SONIA Index Futures	Dec-23	8	(2,632,306)	12,610
3-Month SONIA Index Futures	Mar-24	8	(2,634,587)	11,537
3-Month SONIA Index Futures	Jun-24	7	(2,307,376)	7,613
3-Month SONIA Index Futures	Sep-24	18	(5,937,479)	(604)
3-Month SONIA Index Futures	Sep-22	12	(3,961,941)	(3,421)
90-DAY Bank Bill	Sep-22	23	(16,670,390)	(2,798)
90-DAY Eurodollar Futures	Dec-23	25	(6,115,938)	32,300
90-DAY Eurodollar Futures	Sep-22	83	(20,459,499)	17,913

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
90-DAY Eurodollar Futures	Dec-24	24	$(5,879,400)	$14,725
90-DAY Eurodollar Futures	Mar-24	7	(1,713,513)	6,938
90-DAY Eurodollar Futures	Dec-22	6	(1,474,125)	3,388
90-DAY Eurodollar Futures	Jun-24	14	(3,428,775)	3,150
90-DAY Eurodollar Futures	Jun-26	1	(244,988)	(525)
90-DAY Eurodollar Futures	Jun-25	2	(490,125)	(1,025)
90-DAY Eurodollar Futures	Mar-23	11	(2,697,200)	(6,100)
AUD/USD Currency Futures	Mar-22	50	(3,631,750)	(54,181)
Australian 10-Year Bond Futures	Mar-22	46	(4,494,632)	65,181
Australian 3-Year Bond Futures	Mar-22	70	(5,740,802)	24,019
Bank Acceptance Futures	Sep-23	10	(1,922,978)	3,501
Bank Acceptance Futures	Mar-23	4	(770,966)	680
CAC40 10 Euro Futures	Mar-22	3	(223,858)	(3,857)
CAD Currency Futures	Mar-22	60	(4,729,500)	(7,290)
Canada 5-Year Bond Futures	Jun-22	1	(95,582)	(615)
Canadian 10-Year Bond Futures	Jun-22	40	(4,313,057)	(14,209)
CHF Currency Futures	Mar-22	33	(4,501,200)	(33,288)
Cocoa Futures ICE	May-22	2	(45,343)	1,784
DAX Index Futures	Mar-22	4	(1,624,919)	8,858
DJIA Mini E-CBOT	Mar-22	1	(169,200)	(4,195)
EUR Foreign Exchange Currency Futures	Mar-22	180	(25,259,624)	164,656
Euro BUXL 30-Year Bond Futures	Mar-22	5	(1,108,806)	26,260
Euro STOXX 50	Mar-22	36	(1,585,137)	45,596
Euro/JPY Futures	Mar-22	6	(841,169)	6,709
Euro-Bobl Futures	Mar-22	101	(14,932,680)	33,368
Euro-BTP Futures	Mar-22	20	(3,165,295)	48,404
Euro-Bund Futures	Mar-22	65	(12,174,108)	58,675
Euro-Oat Futures	Mar-22	26	(4,614,267)	103,839
Euro-Schatz Futures	Mar-22	115	(14,440,439)	(55,810)
FTSE China A50 Index	Mar-22	41	(604,217)	2,192
FTSE/MIB Index Futures	Mar-22	1	(142,494)	3,212
GBP Currency Futures	Mar-22	25	(2,096,094)	(14,181)
Hang Seng China Enterprises Index Futures	Mar-22	12	(616,615)	16,181
Hang Seng Index Futures	Mar-22	39	(5,653,667)	46,119
IBEX 35 Index Futures	Mar-22	1	(95,142)	2,026
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-22	17	(22,254,598)	5,741
JPY Currency Futures	Mar-22	112	(12,189,800)	116,525
LME Aluminum Forward	Jun-22	64	(5,384,800)	(165,468)
LME Aluminum Forward	Mar-22	165	(13,917,750)	(2,044,763)
LME Aluminum Forward — 90 Day Settlement	May-22	1	(84,222)	1,766
LME Aluminum Forward — 90 Day Settlement	May-22	1	(84,475)	(2,771)
LME Aluminum Forward — 90 Day Settlement	May-22	1	(84,292)	(3,317)
LME Aluminum Forward — 90 Day Settlement	Apr-22	1	(84,460)	(7,172)
LME Aluminum Forward — 90 Day Settlement	Apr-22	1	(84,388)	(9,751)
LME Aluminum Forward — 90 Day Settlement	Mar-22	1	(84,350)	(17,675)
LME Aluminum Forward — 90 Day Settlement	Mar-22	1	(84,700)	(19,013)
LME Aluminum Forward — 90 Day Settlement	Mar-22	2	(168,613)	(24,361)
LME Aluminum Forward — 90 Day Settlement	Mar-22	2	(169,350)	(27,367)
LME Copper Forward	Jun-22	19	(4,692,288)	12,323

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Copper Forward	Mar-22	63	$(15,622,425)	$(435,846)
LME Copper Forward — 90 Day Settlement	Apr-22	1	(247,388)	(1,613)
LME Copper Forward — 90 Day Settlement	Mar-22	1	(247,850)	(10,190)
LME Lead Forward	Jun-22	2	(119,288)	(6,898)
LME Lead Forward	Mar-22	18	(1,076,513)	(86,566)
LME Nickel Forward	Mar-22	9	(1,328,454)	(111,998)
LME Nickel Forward — 90 Day Settlement	Mar-22	1	(147,894)	(9,156)
LME Nickel Forward — 90 Day Settlement	Apr-22	1	(146,397)	(10,047)
LME Nickel Forward — 90 Day Settlement	Apr-22	1	(146,806)	(14,056)
LME Nickel Forward — 90 Day Settlement	Apr-22	1	(146,958)	(14,509)
LME Silver Forward — 90 Day Settlement	Mar-22	1	(227,570)	(24,125)
LME Silver Forward — 90 Day Settlement	Apr-22	1	(226,914)	(26,664)
LME Zinc Forward	Mar-22	11	(1,012,206)	(45,554)
LME Zinc Forward — 90 Day Settlement	May-22	1	(91,805)	(1,505)
LME Zinc Forward — 90 Day Settlement	Apr-22	1	(91,921)	(1,751)
LME Zinc Forward — 90 Day Settlement	May-22	1	(91,801)	(1,801)
LME Zinc Forward — 90 Day Settlement	Mar-22	1	(91,939)	(3,026)
LME Zinc Forward — 90 Day Settlement	Apr-22	1	(91,925)	(5,050)
LME Zinc Forward — 90 Day Settlement	Mar-22	1	(91,942)	(6,704)
Long Gilt Futures	Jun-22	103	(17,006,614)	(68,055)
Micro EUR/USD Futures	Mar-22	2	(28,066)	214
Milk Futures	Mar-22	1	(44,100)	900
Mini H-Shares Index Futures	Mar-22	1	(10,277)	165
Mini HSI Index Futures	Mar-22	4	(115,973)	2,612
Mini TOPIX Index Futures	Mar-22	2	(32,897)	(670)
MSCI Emerging Markets Index Futures	Mar-22	7	(411,425)	8,400
Nasdaq 100 E-Mini	Mar-22	4	(1,138,240)	32,935
Natural Gas Futures	Apr-22	1	(44,020)	920
Nikkei 225 (Osaka Securities Exchange)	Mar-22	2	(462,054)	9,829
Nikkei 225 (Singapore Exchange)	Mar-22	31	(3,579,568)	54,495
Nikkei 225 Mini	Mar-22	5	(115,513)	7,002
Nikkei/Yen Futures	Mar-22	1	(115,905)	(3,936)
NZD Currency Futures	Mar-22	26	(1,758,380)	(9,380)
OMX Stockholm 30 Index Futures	Mar-22	6	(323,807)	3,360
Rough Rice Futures	May-22	1	(31,370)	(710)
Russell 2000 E-Mini	Mar-22	3	(306,675)	(8,190)
S&P 500 E-Mini Futures	Mar-22	4	(873,600)	(9,750)
SGX Nifty 50	Mar-22	2	(67,120)	(623)
Short BTP Future	Mar-22	15	(1,894,804)	(11,538)
SPI 200 Futures	Mar-22	7	(892,642)	(11,802)
STOXX Europe 600 Banks Index	Mar-22	1	(7,882)	95
Sugar No. 11 (World)	May-22	93	(1,843,632)	(9,441)
Topix Index Futures	Mar-22	2	(328,970)	870
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-22	89	(11,341,938)	(96,289)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-22	28	(6,026,344)	(20,281)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-22	161	(19,043,280)	(73,906)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-22	30	(4,700,625)	(67,809)
U.S. Treasury Ultra 10-Year Notes	Jun-22	7	(989,297)	(11,844)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-22	3	(557,813)	(7,352)

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
USD/CHN Futures	Mar-22	1	$(100,011)	$915
WTI Crude Futures	Apr-22	12	(1,148,640)	(18,100)
				$(2,757,247)
Total Futures Contracts				$(1,102,697)

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2022 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	200,000	JPY	16,545,224	Mar 01 2022	SOCIETE GENERALE	$1,344
AUD	200,000	NZD	214,615	Mar 01 2022	SOCIETE GENERALE	55
AUD	1,383,100	EUR	875,000	Mar 04 2022	SOCIETE GENERALE	23,337
AUD	1,000,000	JPY	81,952,920	Mar 04 2022	SOCIETE GENERALE	13,425
AUD	3,000,000	NZD	3,212,059	Mar 04 2022	SOCIETE GENERALE	5,829
BRL	6,233,426	USD	1,150,000	Mar 16 2022	SOCIETE GENERALE	54,622
CAD	4,974,014	USD	3,907,946	Mar 01 2022	SOCIETE GENERALE	16,338
CAD	4,974,014	USD	3,915,369	Mar 02 2022	SOCIETE GENERALE	8,928
CAD	1,805,978	AUD	2,000,000	Mar 04 2022	SOCIETE GENERALE	(27,794)
CAD	1,819,639	EUR	1,250,000	Mar 04 2022	SOCIETE GENERALE	33,860
CAD	800,000	JPY	72,338,736	Mar 04 2022	SOCIETE GENERALE	1,906
CAD	1,300,000	USD	1,023,966	Mar 04 2022	SOCIETE GENERALE	1,688
CHF	260,095	USD	280,729	Mar 01 2022	SOCIETE GENERALE	2,888
CHF	140,941	USD	153,564	Mar 02 2022	SOCIETE GENERALE	129
CHF	1,849,936	EUR	1,750,000	Mar 04 2022	SOCIETE GENERALE	54,993
CHF	1,000,000	JPY	124,535,300	Mar 04 2022	SOCIETE GENERALE	7,246
CLP	81,310,000	USD	100,000	Mar 03 2022	SOCIETE GENERALE	1,704
CLP	82,859,000	USD	100,000	Mar 04 2022	SOCIETE GENERALE	3,629
CLP	80,176,856	USD	100,000	Mar 10 2022	SOCIETE GENERALE	200
CLP	749,170,973	USD	900,000	Mar 16 2022	SOCIETE GENERALE	35,538
CLP	79,854,000	USD	100,000	Mar 18 2022	SOCIETE GENERALE	(307)
CLP	78,598,856	USD	100,000	Mar 25 2022	SOCIETE GENERALE	(1,963)
CNH	1,264,244	USD	200,215	Mar 01 2022	SOCIETE GENERALE	(86)
CNH	17,202,969	USD	2,700,000	Mar 04 2022	SOCIETE GENERALE	22,801
CNH	15,355,331	USD	2,400,000	Mar 16 2022	SOCIETE GENERALE	28,040
COP	2,594,596,500	USD	650,000	Mar 16 2022	SOCIETE GENERALE	7,873
CZK	20,353,424	EUR	800,000	Mar 16 2022	SOCIETE GENERALE	7,849
EUR	2,743,225	USD	3,086,441	Mar 01 2022	SOCIETE GENERALE	(10,481)
EUR	2,501,258	USD	2,803,160	Mar 02 2022	SOCIETE GENERALE	1,588
EUR	200,000	HUF	72,235,248	Mar 04 2022	SOCIETE GENERALE	6,615
EUR	600,000	JPY	78,977,916	Mar 04 2022	SOCIETE GENERALE	(14,169)
EUR	200,000	PLN	920,365	Mar 04 2022	SOCIETE GENERALE	5,108
EUR	1,125,000	SEK	11,774,339	Mar 04 2022	SOCIETE GENERALE	18,438
EUR	500,000	CZK	12,373,839	Mar 16 2022	SOCIETE GENERALE	10,534
EUR	600,000	HUF	220,961,561	Mar 16 2022	SOCIETE GENERALE	8,229
EUR	1,450,000	NOK	14,689,267	Mar 16 2022	SOCIETE GENERALE	(39,127)
EUR	1,550,000	PLN	7,198,075	Mar 16 2022	SOCIETE GENERALE	26,621
EUR	2,400,000	SEK	24,992,869	Mar 16 2022	SOCIETE GENERALE	53,103
GBP	500,000	JPY	77,240,821	Mar 01 2022	SOCIETE GENERALE	(1,117)
GBP	6,260,801	USD	8,381,269	Mar 01 2022	SOCIETE GENERALE	17,699
GBP	500,000	JPY	77,025,609	Mar 02 2022	SOCIETE GENERALE	749
GBP	3,747,895	USD	5,023,667	Mar 02 2022	SOCIETE GENERALE	4,230
GBP	3,747,895	USD	5,022,217	Mar 03 2022	SOCIETE GENERALE	5,714
GBP	1,000,000	AUD	1,902,337	Mar 04 2022	SOCIETE GENERALE	(40,168)
GBP	250,000	CHF	311,594	Mar 04 2022	SOCIETE GENERALE	(4,428)
GBP	1,526,063	EUR	1,800,000	Mar 04 2022	SOCIETE GENERALE	28,728
GBP	500,000	JPY	77,644,205	Mar 04 2022	SOCIETE GENERALE	(4,646)
GBP	500,000	USD	671,698	Mar 04 2022	SOCIETE GENERALE	(927)
HUF	35,692,196	EUR	100,000	Mar 04 2022	SOCIETE GENERALE	(4,589)

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
HUF	286,762,446	EUR	800,000	Mar 16 2022	SOCIETE GENERALE	$(34,605)
ILS	1,918,246	USD	600,000	Mar 04 2022	SOCIETE GENERALE	(2,480)
ILS	1,250,714	USD	400,000	Mar 16 2022	SOCIETE GENERALE	(10,279)
INR	180,174,000	USD	2,405,230	Mar 03 2022	SOCIETE GENERALE	(14,737)
INR	181,441,200	USD	2,400,000	Mar 10 2022	SOCIETE GENERALE	5,460
INR	135,947,058	USD	1,800,000	Mar 16 2022	SOCIETE GENERALE	1,059
INR	180,160,800	USD	2,400,000	Mar 17 2022	SOCIETE GENERALE	(13,465)
INR	60,599,160	USD	800,000	Apr 04 2022	SOCIETE GENERALE	936
JPY	16,639,216	AUD	200,000	Mar 01 2022	SOCIETE GENERALE	(526)
JPY	271,075,600	EUR	2,092,440	Mar 01 2022	SOCIETE GENERALE	11,697
JPY	77,497,103	GBP	500,000	Mar 01 2022	SOCIETE GENERALE	3,346
JPY	554,975,230	USD	4,799,123	Mar 01 2022	SOCIETE GENERALE	28,298
JPY	409,053,760	USD	3,559,156	Mar 02 2022	SOCIETE GENERALE	(964)
JPY	18,013,720	CAD	200,000	Mar 04 2022	SOCIETE GENERALE	(1,094)
JPY	77,237,350	GBP	500,000	Mar 04 2022	SOCIETE GENERALE	1,107
JPY	15,306,430	NZD	200,000	Mar 04 2022	SOCIETE GENERALE	(2,163)
JPY	112,500,000	USD	973,729	Mar 04 2022	SOCIETE GENERALE	4,895
KRW	2,407,802,000	USD	2,008,678	Mar 03 2022	SOCIETE GENERALE	(6,298)
KRW	2,399,200,000	USD	2,000,000	Mar 10 2022	SOCIETE GENERALE	(5,141)
KRW	1,132,933,100	USD	950,000	Mar 16 2022	SOCIETE GENERALE	(8,098)
KRW	2,388,060,000	USD	2,000,000	Mar 17 2022	SOCIETE GENERALE	(14,639)
MXN	9,000,000	USD	440,929	Mar 01 2022	SOCIETE GENERALE	(1,569)
MXN	30,500,000	USD	1,481,639	Mar 04 2022	SOCIETE GENERALE	6,576
NOK	1,000,000	SEK	1,068,651	Mar 01 2022	SOCIETE GENERALE	609
NOK	500,000	SEK	533,656	Mar 02 2022	SOCIETE GENERALE	374
NOK	7,563,501	EUR	750,000	Mar 04 2022	SOCIETE GENERALE	16,871
NOK	12,000,000	SEK	12,455,004	Mar 04 2022	SOCIETE GENERALE	46,147
NOK	1,789,298	USD	200,000	Mar 04 2022	SOCIETE GENERALE	2,962
NOK	20,312,022	EUR	2,000,000	Mar 16 2022	SOCIETE GENERALE	59,749
NZD	214,145	AUD	200,000	Mar 01 2022	SOCIETE GENERALE	(373)
NZD	470	USD	317	Mar 01 2022	SOCIETE GENERALE	1
NZD	214,621	AUD	200,000	Mar 04 2022	SOCIETE GENERALE	(61)
NZD	1,600,000	JPY	121,777,150	Mar 04 2022	SOCIETE GENERALE	23,166
PLN	843,694	USD	200,000	Mar 01 2022	SOCIETE GENERALE	961
PLN	468,457	EUR	100,000	Mar 02 2022	SOCIETE GENERALE	(559)
PLN	1,590,010	USD	400,000	Mar 04 2022	SOCIETE GENERALE	(21,355)
PLN	8,933,401	EUR	1,950,000	Mar 16 2022	SOCIETE GENERALE	(62,576)
RUB	116,485,551	USD	1,539,806	Mar 16 2022	SOCIETE GENERALE	(476,848)
SEK	1,061,498	NOK	1,000,000	Mar 01 2022	SOCIETE GENERALE	(1,365)
SEK	7,153	USD	755	Mar 01 2022	SOCIETE GENERALE	1
SEK	1,068,561	NOK	1,000,000	Mar 04 2022	SOCIETE GENERALE	(610)
SEK	1,869,516	USD	200,000	Mar 04 2022	SOCIETE GENERALE	(2,613)
SEK	12,483,074	EUR	1,200,000	Mar 16 2022	SOCIETE GENERALE	(27,963)
SGD	1,631,714	USD	1,207,144	Mar 01 2022	SOCIETE GENERALE	(3,561)
SGD	5,399,160	USD	4,000,000	Mar 04 2022	SOCIETE GENERALE	(17,600)
SGD	1,148,358	USD	850,000	Mar 16 2022	SOCIETE GENERALE	(3,025)
THB	24,850,529	USD	750,000	Mar 16 2022	SOCIETE GENERALE	10,557
TRY	4,146,343	USD	300,209	Mar 01 2022	SOCIETE GENERALE	(1,413)
TRY	5,483,230	USD	400,000	Mar 10 2022	SOCIETE GENERALE	(13,176)
TRY	2,963,774	USD	200,000	Apr 21 2022	SOCIETE GENERALE	(2,762)

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
TWD	19,456,150	USD	700,000	Mar 10 2022	SOCIETE GENERALE	$(5,997)
TWD	15,107,433	USD	550,000	Mar 16 2022	SOCIETE GENERALE	(11,113)
TWD	19,484,710	USD	700,000	Mar 17 2022	SOCIETE GENERALE	(4,973)
TWD	19,466,020	USD	700,000	Mar 24 2022	SOCIETE GENERALE	(5,633)
TWD	13,980,973	USD	500,000	Apr 06 2022	SOCIETE GENERALE	(1,248)
USD	852,970	AUD	1,200,000	Mar 04 2022	SOCIETE GENERALE	(18,618)
USD	350,000	BRL	2,037,065	Mar 16 2022	SOCIETE GENERALE	(43,667)
USD	3,915,313	CAD	4,974,014	Mar 01 2022	SOCIETE GENERALE	(8,971)
USD	1,261,299	CAD	1,600,000	Mar 04 2022	SOCIETE GENERALE	(1,045)
USD	281,008	CHF	260,095	Mar 01 2022	SOCIETE GENERALE	(2,609)
USD	152,093	CHF	140,941	Mar 02 2022	SOCIETE GENERALE	(1,600)
USD	153,568	CHF	140,941	Mar 03 2022	SOCIETE GENERALE	(131)
USD	270,743	CHF	250,000	Mar 04 2022	SOCIETE GENERALE	(1,898)
USD	100,000	CLP	80,319,144	Mar 03 2022	SOCIETE GENERALE	(464)
USD	100,000	CLP	81,391,000	Mar 04 2022	SOCIETE GENERALE	(1,793)
USD	100,000	CLP	83,001,000	Mar 10 2022	SOCIETE GENERALE	(3,730)
USD	950,000	CLP	807,973,176	Mar 16 2022	SOCIETE GENERALE	(58,967)
USD	100,000	CLP	80,273,000	Mar 18 2022	SOCIETE GENERALE	(216)
USD	100,000	CLP	79,982,000	Mar 24 2022	SOCIETE GENERALE	225
USD	100,000	CLP	79,554,144	Mar 25 2022	SOCIETE GENERALE	772
USD	200,000	CNH	1,264,244	Mar 01 2022	SOCIETE GENERALE	(130)
USD	200,000	CNH	1,263,221	Mar 04 2022	SOCIETE GENERALE	64
USD	1,000,000	CNH	6,392,544	Mar 16 2022	SOCIETE GENERALE	(10,812)
USD	800,000	COP	3,193,583,713	Mar 16 2022	SOCIETE GENERALE	(9,749)
USD	728,508	EUR	650,785	Mar 01 2022	SOCIETE GENERALE	(1,213)
USD	2,815,976	EUR	2,501,258	Mar 02 2022	SOCIETE GENERALE	11,229
USD	2,803,225	EUR	2,501,258	Mar 03 2022	SOCIETE GENERALE	(1,626)
USD	1,431,333	EUR	1,250,000	Mar 04 2022	SOCIETE GENERALE	29,561
USD	8,387,594	GBP	6,260,801	Mar 01 2022	SOCIETE GENERALE	(11,374)
USD	5,022,179	GBP	3,747,895	Mar 02 2022	SOCIETE GENERALE	(5,718)
USD	669,128	GBP	500,000	Mar 04 2022	SOCIETE GENERALE	(1,644)
USD	1,100,000	HUF	340,145,410	Mar 04 2022	SOCIETE GENERALE	75,029
USD	200,000	ILS	653,339	Mar 04 2022	SOCIETE GENERALE	(3,511)
USD	400,000	ILS	1,266,257	Mar 16 2022	SOCIETE GENERALE	5,436
USD	2,400,000	INR	180,174,000	Mar 03 2022	SOCIETE GENERALE	9,507
USD	2,400,000	INR	179,973,600	Mar 10 2022	SOCIETE GENERALE	13,997
USD	1,300,000	INR	98,787,218	Mar 16 2022	SOCIETE GENERALE	(8,757)
USD	2,400,000	INR	181,657,200	Mar 17 2022	SOCIETE GENERALE	(6,357)
USD	2,400,000	INR	180,385,200	Mar 24 2022	SOCIETE GENERALE	12,442
USD	7,154,712	JPY	826,401,104	Mar 01 2022	SOCIETE GENERALE	(33,692)
USD	4,841,903	JPY	559,053,760	Mar 02 2022	SOCIETE GENERALE	(21,077)
USD	3,559,174	JPY	409,053,760	Mar 03 2022	SOCIETE GENERALE	923
USD	978,659	JPY	112,500,000	Mar 04 2022	SOCIETE GENERALE	35
USD	2,000,000	KRW	2,407,802,000	Mar 03 2022	SOCIETE GENERALE	(2,380)
USD	2,000,000	KRW	2,398,140,000	Mar 10 2022	SOCIETE GENERALE	6,022
USD	2,050,000	KRW	2,438,972,529	Mar 16 2022	SOCIETE GENERALE	22,278
USD	2,000,000	KRW	2,399,800,000	Mar 17 2022	SOCIETE GENERALE	4,879
USD	2,000,000	KRW	2,388,660,000	Mar 24 2022	SOCIETE GENERALE	14,377
USD	441,323	MXN	9,000,000	Mar 01 2022	SOCIETE GENERALE	1,963
USD	1,047,154	MXN	21,500,000	Mar 04 2022	SOCIETE GENERALE	(1,916)

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	200,000	NOK	1,761,455	Mar 04 2022	SOCIETE GENERALE	$197
USD	993,737	NZD	1,500,000	Mar 04 2022	SOCIETE GENERALE	(21,099)
USD	203,418	PLN	843,694	Mar 01 2022	SOCIETE GENERALE	2,457
USD	1,400,000	PLN	5,621,767	Mar 04 2022	SOCIETE GENERALE	61,234
USD	1,500,000	RUB	116,485,551	Mar 16 2022	SOCIETE GENERALE	437,042
USD	1,200,000	SEK	10,965,684	Mar 04 2022	SOCIETE GENERALE	42,222
USD	1,200,000	SGD	1,631,714	Mar 01 2022	SOCIETE GENERALE	(3,583)
USD	2,800,000	SGD	3,792,701	Mar 04 2022	SOCIETE GENERALE	2,518
USD	850,000	SGD	1,160,854	Mar 16 2022	SOCIETE GENERALE	(6,192)
USD	800,000	THB	26,915,758	Mar 16 2022	SOCIETE GENERALE	(23,764)
USD	300,000	TRY	4,146,343	Mar 01 2022	SOCIETE GENERALE	1,204
USD	400,000	TRY	5,410,638	Mar 10 2022	SOCIETE GENERALE	18,297
USD	500,000	TRY	7,385,799	Apr 21 2022	SOCIETE GENERALE	8,477
USD	700,000	TWD	19,500,810	Mar 10 2022	SOCIETE GENERALE	4,404
USD	1,300,000	TWD	35,963,413	Mar 16 2022	SOCIETE GENERALE	17,172
USD	700,000	TWD	19,482,820	Mar 17 2022	SOCIETE GENERALE	5,040
USD	700,000	TWD	19,641,470	Apr 01 2022	SOCIETE GENERALE	(645)
USD	450,000	ZAR	7,234,355	Mar 16 2022	SOCIETE GENERALE	(19,482)
ZAR	4,583,603	USD	300,000	Mar 04 2022	SOCIETE GENERALE	(2,049)
ZAR	7,803,666	USD	500,000	Mar 16 2022	SOCIETE GENERALE	6,428
Total Forward Foreign Currency Contracts						$290,618

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate
KRW	Korean Won	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
22

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

February 28, 2022 (Unaudited)

ASSETS
Investments, at value (cost $106,371,646)	$106,334,992
Foreign currency deposits with broker for futures contracts (cost $576,259)	576,623
Deposits with broker for forward foreign currency contracts	329,605
Deposits with broker for futures contracts	17,071,517
Receivables for:
Capital shares sold	1,027,420
Interest and dividends receivable	36
Unrealized appreciation on forward foreign currency contracts	1,561,781
Unrealized appreciation on futures contracts	6,251,855
Prepaid expenses and other assets	37,821
Total assets	$133,191,650

LIABILITIES
Due to broker	577,351
Payables for:
Advisory fees	144,876
Administration and accounting services fees	16,787
Captial shares redeemed	1,512
Unrealized depreciation on forward foreign currency contracts	1,271,163
Unrealized depreciation on futures contracts	7,354,552
Other accrued expenses and liabilities	490,776
Total liabilities	$9,857,017
Net assets	$123,334,633

NET ASSETS CONSIST OF:
Par value	$11,283
Paid-in capital	132,856,526
Total distributable earnings/(losses)	(9,533,176)
Net assets	$123,334,633

CLASS A SHARES:
Net assets	$2,191
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	201
Net asset value and redemption price per share	$10.93
Maxium offering price per share (100/94.25 of $11.28)	$11.34

CLASS I SHARES:
Net assets	$123,244,903
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	11,274,777
Net asset value, offering and redemption price per share	$10.93

CLASS C SHARES:
Net assets	$87,539
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	8,041
Net asset value, offering and redemption price per share	$10.88

The accompanying notes are an integral part of the consolidated financial statements.
23

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$28,300
Total investment income	28,300
EXPENSES
Advisory fees (Note 2)	957,265
Administration and accounting services fees (Note 2)	46,671
Audit and tax service fees	32,289
Legal fees	24,880
Registration and filing fees	19,610
Director fees	9,819
Custodian fees (Note 2)	5,978
Printing and shareholder reporting fees	3,067
Officer fees	3,093
Transfer agent fees (Note 2)	3,375
Distribution fees (Class C Shares) (Note 2)	188
Other expenses	5,621
Total expenses before waivers and/or reimbursements	1,111,856
Less: waivers and/or reimbursements (Note 2)	(143,548)
Net expenses after waivers and/or reimbursements	968,308
Net investment income/(loss)	(940,008)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(5,375)
Futures contracts	5,928,870
Foreign currency transactions	(36,266)
Forward foreign currency contracts	(1,040,834)
Net change in unrealized appreciation/(depreciation) on:
Investments	(33,964)
Futures contracts	(4,082,542)
Foreign currency translations	(445)
Forward foreign currency contracts	520,907
Net realized and unrealized gain/(loss) from investments	1,250,351
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$310,343

The accompanying notes are an integral part of the consolidated financial statements.
24

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(940,008)	$(1,040,349)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	4,846,395	10,135,593
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(3,596,044)	(7,494)
Net increase/(decrease) in net assets resulting from operations	310,343	9,087,750
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(10,931,120)	(4,134,208)
Net decrease in net assets from dividends and distributions to shareholders	(10,931,120)	(4,134,208)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	2,248	—
Total from Class A Shares	2,248	—
Class I Shares
Proceeds from shares sold	44,116,388	52,031,717
Proceeds from reinvestment of distributions	10,666,118	4,109,948
Shares redeemed	(15,567,203)	(4,018,611)
Total from Class I Shares	39,215,303	52,123,054
Class C Shares
Proceeds from shares sold	139,160	—
Shares redeemed	(49,487)	—
Total from Class C Shares	89,673	—
Net increase/(decrease) in net assets from capital share transactions	39,307,224	52,123,054
Total increase/(decrease) in net assets	28,686,447	57,076,596
NET ASSETS:
Beginning of period	94,648,186	37,571,590
End of period	$123,334,633	$94,648,186

The accompanying notes are an integral part of the consolidated financial statements.
25

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Shares sold	201	—
Total Class A Shares	201	—
Class I Shares
Shares sold	3,791,035	4,470,348
Shares Reinvested	957,461	397,480
Shares redeemed	(1,376,910)	(359,377)
Total Class I Shares	3,371,586	4,508,451
Class C Shares
Shares sold	12,519	—
Shares redeemed	(4,478)	—
Total Class C Shares	8,041	—
Net increase/(decrease) in shares outstanding	3,379,828	4,508,451

The accompanying notes are an integral part of the consolidated financial statements.
26

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the consolidated financial statements.

	For the Period Ended February 28, 2022 (Unaudited)(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.21
Net investment income/(loss)(2)	(0.01)
Net realized and unrealized gain/(loss) from investments	(0.27)
Net increase/(decrease) in net assets resulting from operations	(0.28)
Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—
Total dividends and distributions to shareholders	—
Net asset value, end of period	$10.93
Total investment return/(loss)(3)	(2.50	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.04	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.31	%(5)
Ratio of net investment income/(loss) to average net assets	(1.99	)%(5)
Portfolio turnover rate(7)	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
27

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Period Ended August 31, 2018(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.98		$11.07	$10.94	$10.65	$10.00
Net investment income/(loss)(2)	(0.10)		(0.21)	(0.08)	0.02	(0.01)
Net realized and unrealized gain/(loss) from investments	0.23		2.21	1.38	1.09	0.66
Net increase/(decrease) in net assets resulting from operations	0.13		2.00	1.30	1.11	0.65
Dividends and distributions to shareholders from:
Net investment income	(0.34)		(0.17)	(0.96)	(0.36)	—
Net realized capital gains	(0.84)		(0.92)	(0.21)	(0.46)	—
Total dividends and distributions to shareholders	(1.18)		(1.09)	(1.17)	(0.82)	—
Net asset value, end of period	$10.93		$11.98	$11.07	$10.94	$10.65
Total investment return/(loss)(3)	0.89%		19.72%	13.97%	12.20%	6.50	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,245		$94,948	$37,572	$28,242	$21,608
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	1.79	%(5)	1.84%	1.79%	1.79%	1.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	1.79	%(5)	1.79%	1.79%	1.79%	1.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.06%	(5)	2.28%	2.45%	2.27%	2.84	%(5)
Ratio of net investment income/(loss) to average net assets	(1.74	)%(5)	(1.80)%	(0.76)%	0.25%	(0.25	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0%	0	%(4)

(1)	Inception date of Class I Shares of the Fund was April 11, 2018.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
28

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the consolidated financial statements.

	For the Period Ended February 28, 2022 (Unaudited)(1)
Per Share Operating Performance
Net asset value, beginning of period	$12.51
Net investment income/(loss)(2)	(0.09)
Net realized and unrealized gain/(loss) from investments	(0.36)
Net increase/(decrease) in net assets resulting from operations	(0.45)
Dividends and distributions to shareholders from:
Net investment income	(0.34)
Net realized capital gains	(0.84)
Total dividends and distributions to shareholders	(1.18)
Net asset value, end of period	$10.88
Total investment return/(loss)(3)	(3.74	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	3.06	%(5)
Ratio of net investment income/(loss) to average net assets	(2.74	)%(5)
Portfolio turnover rate(7)	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
29

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 28, 2022 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

Consolidation of Subsidiaries — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $25,067,070, which represented $20.32% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $16,327,558, which represented 13.24% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with

30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$106,334,992	$106,334,992	$—	$—
Commodity Contracts
Futures Contracts	5,120,135	5,120,135	—	—
Equity Contracts
Futures Contracts	256,861	256,861	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,561,781	—	1,561,781	—
Futures Contracts	323,270	323,270	—	—
Interest Rate Contracts
Futures Contracts	551,589	551,589	—	—
Total Assets	$114,148,628	$112,586,847	$1,561,781	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(3,282,408)	$(3,282,408)	$—	$—
Equity Contracts
Futures Contracts	(3,451,171)	(3,451,171)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(1,271,163)	—	(1,271,163)	—
Futures Contracts	(138,899)	(138,899)	—	—
Interest Rate Contracts
Futures Contracts	(482,074)	(482,074)	—	—
Total Liabilities	$(8,625,715)	$(7,354,552)	$(1,271,163)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$1,561,781	$—	$1,561,781
Futures Contracts (a)	Unrealized appreciation on futures contracts	256,861	551,589	323,270	5,120,135	6,251,855
Total Value- Assets		$256,861	$551,589	$1,885,051	$5,120,135	$7,813,636
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(1,271,163)	$—	$(1,271,163)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(3,451,171)	(482,074)	(138,899)	(3,282,408)	(7,354,552)
Total Value- Liabilities		$(3,451,171)	$(482,074)	$(1,410,062)	$(3,282,408)	$(8,625,715)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$2,714,672	$980,675	$(87,806)	$2,321,329	$5,928,870
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(1,040,834)	—	(1,040,834)
Total Realized Gain/(Loss)		$2,714,672	$980,675	$(1,128,640)	$2,321,329	$4,888,036

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(5,987,277)	$182,046	$229,049	$1,493,640	$(4,082,542)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	520,907	—	520,907
Total Change in Unrealized Appreciation/(Depreciation)		$(5,987,277)	$182,046	$749,956	$1,493,640	$(3,561,635)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$299,449,745	$(229,945,692)	$(200,628,368)	$200,554,042

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

33

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$1,561,781	$(1,271,163)	$—	$$290,618	$1,271,163	$(1,271,163)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

34

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

35

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

Counterparty Risk — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Coronavirus (COVID-19) Pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts

36

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2022.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$957,265	$(143,548)	$813,717

37

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2022	August 31, 2023	August 31, 2024	August 31, 2025	Total
$64,288	$195,654	$254,268	$143,548	$657,757

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and

38

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$95,554,734	$1,972,679	$(8,981,830)	$(7,009,151)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2021, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$(4,568,602)	$4,568,602

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$6,725,687	$2,364,476	$(8,002,562)	$—	$—	$—

39

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2022 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 was as follows:

Ordinary Income	Long-Term Gains	Total
$2,064,972	$2,069,235	$4,134,207

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

40

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Liquidity Risk Management Program

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Chief Risk Officer of the Adviser as the program administrator for the Adviser Program. The process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund held a percentage of highly liquid assets above its highly liquid investment minimum at all times during the Period; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

41

Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AMA-SAR22

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2022
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

SEMI-ANNUAL report
Performance Data

February 28, 2022 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Three Years	Five Years	Since Inception
Adara Smaller Companies Fund	-8.68%	-3.03%	16.17%	14.92%	13.09%*
Russell 2000® Index	-9.46%	-6.01%	10.50%	9.50%	10.09%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2021, are 0.84% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier types of investments including small and micro-cap stocks, Initial Public Offerings (IPOs), special situations and illiquid securities all of which may be more volatile and less liquid.

1

ADARA SMALLER COMPANIES FUND

Fund Expense Example

February 28, 2022 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Class I Shares
Actual	$ 1,000.00	$ 913.20	$ 4.03	0.85%	-8.68%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

ADARA SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

February 28, 2022 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Banks	10.6%	$49,941,370
Retail	6.8	31,824,669
Semiconductors	6.2	29,111,971
Commercial Services	5.5	25,974,906
Software	4.5	21,150,898
Biotechnology	4.5	21,008,121
REITS	3.1	14,712,600
Oil & Gas	3.0	14,120,527
Healthcare-Products	3.0	13,924,544
Transportation	2.8	13,317,824
Computers	2.8	13,032,392
Engineering & Construction	2.7	12,768,024
Insurance	2.5	11,920,219
Telecommunications	1.9	9,036,446
Electronics	1.9	8,749,688
Internet	1.8	8,524,611
Pharmaceuticals	1.8	8,331,644
Machinery-Diversified	1.7	8,049,692
Savings & Loans	1.6	7,395,005
Food	1.4	6,549,779
Metal Fabricate/Hardware	1.3	6,302,717
Oil & Gas Services	1.3	6,148,187
Home Builders	1.2	5,708,390
Healthcare-Services	1.2	5,637,628
Distribution/Wholesale	1.2	5,586,520
Chemicals	1.2	5,528,212
Diversified Financial Services	1.1	5,328,025
Home Furnishings	1.1	5,014,588
Entertainment	1.0	4,902,357
Auto Parts & Equipment	1.0	4,872,524
Aerospace/Defense	1.0	4,502,498
Beverages	0.9	4,404,210
Building Materials	0.8	3,932,617
Cosmetics/Personal Care	0.8	3,880,875
Environmental Control	0.8	3,845,398
Leisure Time	0.8	3,639,231
Lodging	0.6	2,989,890
Miscellaneous Manufactur	0.6	2,921,986
Iron/Steel	0.6	2,903,354
Agriculture	0.6	2,739,680
Apparel	0.6	2,631,153
Housewares	0.5	2,457,858
Hand/Machine Tools	0.5	2,390,295
Mining	0.5	2,273,029
Real Estate	0.5	2,226,813
Energy-Alternate Sources	0.5	2,219,668
Textiles	0.4	2,094,706
Gas	0.4	1,893,598
Packaging & Containers	0.3	1,491,016
Food Service	0.2	1,135,271
Airlines	0.2	924,271
Auto Manufacturers	0.1	644,513
Media	0.1	486,533
Electrical Components & Equipment	0.1	427,393
Forest Products & Paper	0.1	424,300
Coal	0.1	363,321
Utilities	0.1	335,102
Household Products/Wares	0.1	316,305
Water	0.1	304,425
Office Furnishings	0.0	77,700
Office/Business Equipment	0.0	68,251
Advertising	0.0	57,642
RIGHTS
Computers	0.0	—
WARRANTS
Other Financial Investment Activities	0.0	9,702
SHORT-TERM INVESTMENTS	5.2	24,673,889
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	920,167
NET ASSETS	100.0%	$471,080,738

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

ADARA SMALLER COMPANIES FUND

Portfolio of Investments

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 94.6%
Advertising — 0.0%
Quotient Technology, Inc.*	8,681	$57,642
Aerospace/Defense — 1.0%
AAR Corp.*	40,733	1,830,541
Aerovironment, Inc.*	1,433	101,815
Hexcel Corp.	9,598	555,724
Mercury Systems, Inc.*	2,290	137,904
Moog, Inc., Class A	1,762	146,440
National Presto Industries, Inc.	728	57,876
Park Aerospace Corp.	53,059	735,928
Triumph Group, Inc.*	37,391	936,270
		4,502,498
Agriculture — 0.6%
Alico, Inc.	51,790	1,695,087
Darling Ingredients, Inc.*	8,943	648,189
Fresh Del Monte Produce, Inc.	2,717	70,316
Universal Corp.	4,085	221,039
Vector Group Ltd.	9,371	105,049
		2,739,680
Airlines — 0.2%
Allegiant Travel Co.*	418	72,770
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	26,724	510,161
SkyWest, Inc.*	12,143	341,340
		924,271
Apparel — 0.6%
Capri Holdings, Ltd.*	5,836	395,331
Crocs, Inc.*	5,776	483,624
Kontoor Brands, Inc.	4,168	206,483
Lakeland Industries, Inc.*	72,140	1,377,152
Skechers U.S.A., Inc., Class A*	3,666	168,563
		2,631,153
Auto Manufacturers — 0.1%
REV Group, Inc.	3,628	49,050
Wabash National Corp.	34,945	595,463
		644,513
Auto Parts & Equipment — 1.0%
Cooper-Standard Holdings, Inc.*	92,646	1,178,457
Dorman Products, Inc.*	1,452	135,646
Fox Factory Holding Corp.*	4,013	473,614
Gentherm, Inc.*	3,355	284,638
Meritor, Inc.*	2,172	77,345
Methode Electronics, Inc.	2,370	108,167
Shyft Group Inc., (The)	41,565	1,679,642
Unique Fabricating, Inc.*	213,010	413,239
XPEL, Inc.*	7,187	521,776
		4,872,524

	Number of Shares	Value
Banks — 10.6%
Allegiance Bancshares, Inc.	1,446	$61,961
Ameris Bancorp	2,245	111,127
Bank of Marin Bancorp	1,754	61,951
Banner Corp.	1,733	106,770
Cadence Bank	23,167	732,541
Capital Bancorp, Inc.	80,240	1,990,754
CBTX, Inc.	1,927	57,926
Central Pacific Financial Corp.	3,784	110,455
City Holding Co.	4,208	335,251
Civista Bancshares, Inc.	56,490	1,377,791
Colony Bankcorp, Inc.	34,217	625,829
Community Bank System, Inc.	1,997	145,661
Community Trust Bancorp, Inc.	1,481	62,617
Customers Bancorp, Inc.*	34,274	2,109,565
CVB Financial Corp.	8,715	205,500
Dime Community Bancshares, Inc.	2,193	74,540
Eagle Bancorp, Inc.	2,728	163,462
Esquire Financial Holdings, Inc.*	96,525	3,257,719
Farmers National Bancorp	96,880	1,669,242
First BanCorp	44,096	622,635
First Business Financial Services, Inc.	84,969	2,799,729
First Commonwealth Financial Corp.	18,699	301,989
First Financial Bancorp	24,036	590,805
First Financial Bankshares, Inc.	13,162	630,723
First Financial Corp/IN	2,872	133,577
First Hawaiian, Inc.	13,502	392,503
First Interstate BancSystem, Inc., Class A	2,950	119,770
First Merchants Corp.	10,123	442,780
First Northwest Bancorp	77,030	1,760,906
First of Long Island Corp.	2,367	51,530
Flagstar Bancorp, Inc.	2,203	100,413
Glacier Bancorp, Inc.	11,764	651,726
Heritage Financial Corp.	5,441	142,663
HomeStreet, Inc.	2,425	124,790
Hope Bancorp, Inc.	27,648	468,910
Horizon Bancorp	42,617	855,749
Independent Bank Corp.	1,226	105,448
Independent Bank Group, Inc.	581	44,824
Live Oak Bancshares, Inc.	21,575	1,379,721
Meta Financial Group, Inc.	27,340	1,514,363
Metropolitan Bank Holding Corp.*	41,192	4,211,882
NBT Bancorp, Inc.	1,326	50,879
Northeast Bank	91,070	3,316,769
OFG Bancorp	8,258	232,710
Old National Bancorp	10,451	191,038
Orrstown Financial Services, Inc.	58,960	1,439,803

The accompanying notes are an integral part of the financial statements.

4

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Banks — (Continued)
Park National Corp.	1,307	$175,216
Parke Bancorp, Inc.	98,541	2,324,582
Peoples Bancorp Inc.	1,929	60,339
Preferred Bank	1,416	111,128
S&T Bancorp, Inc.	9,347	290,598
Seacoast Banking Corp. of Florida	15,569	570,604
Silvergate Capital Corp., Class A*	2,244	287,412
Simmons First National Corp., Class A	4,453	127,000
Southside Bancshares, Inc.	4,513	188,147
SVB Financial Group*	807	489,042
Tompkins Financial Corp.	3,059	241,967
Triumph Bancorp, Inc.*	18,804	1,886,417
TrustCo Bank Corp. NY	1,864	63,693
UMB Financial Corp.	3,164	322,285
United Community Banks, Inc.	12,730	492,142
Unity Bancorp, Inc.	71,870	2,037,514
Univest Financial Corp.	1,905	55,207
USCB Financial Holdings, Inc.*	92,690	1,232,777
Veritex Holdings, Inc.	11,815	480,043
Walker & Dunlop, Inc.	1,239	171,416
West Bancorporation, Inc.	78,010	2,254,489
Westamerica Bancorp	2,361	140,055
		49,941,370
Beverages — 0.9%
Celsius Holdings, Inc.*	17,779	1,135,900
Coca-Cola Consolidated, Inc.	279	138,644
Duckhorn Portfolio Inc., (The)*	60,881	1,194,485
MGP Ingredients, Inc.	13,642	1,086,040
Vita Coco Co Inc., (The)*	73,265	849,141
		4,404,210
Biotechnology — 4.5%
Allakos, Inc.*	11,632	65,023
Allogene Therapeutics, Inc.*	36,603	334,917
ALX Oncology Holdings, Inc.*	19,061	345,385
Anavex Life Sciences Corp.*	23,175	253,998
ANI Pharmaceuticals, Inc.*	2,297	86,023
Apellis Pharmaceuticals, Inc.*	27,785	1,181,696
Avid Bioservices, Inc.*	82,445	1,688,474
Bicycle Therapeutics PLC, ADR*	14,975	711,312
BioAtla, Inc.*	5,083	32,938
Biohaven Pharmaceutical Holding Co., Ltd.*	1,709	202,875
Biomea Fusion, Inc.*	26,755	171,500
C4 Therapeutics, Inc.*	23,250	521,497
Cara Therapeutics, Inc.*	4,141	42,942
Celldex Therapeutics, Inc.*	19,104	571,210
CinCor Pharma, Inc.*	26,586	593,134

	Number of Shares	Value
Biotechnology — (Continued)
Crinetics Pharmaceuticals, Inc.*	95,979	$1,921,500
Cue Biopharma, Inc.*	4,450	25,810
Day One Biopharmaceuticals, Inc.*	26,507	362,086
DICE Therapeutics, Inc.*	39,387	728,266
Dynavax Technologies Corp.*	31,167	382,107
Elevation Oncology, Inc.*	19,755	66,772
Emergent BioSolutions, Inc.*	3,096	128,112
Forma Therapeutics Holdings, Inc.*	4,212	41,530
Imago Biosciences, Inc.*	23,322	549,233
Immunocore Holdings PLC, ADR*	11,560	255,476
Innoviva, Inc.*	3,030	58,206
IVERIC bio, Inc.*	81,669	1,309,971
Ligand Pharmaceuticals, Inc.*	978	98,993
MaxCyte, Inc.*	50,196	349,364
Myriad Genetics, Inc.*	4,083	99,543
Nektar Therapeutics*	16,553	169,503
Nuvalent, Inc.*	39,625	592,394
Organogenesis Holdings, Inc.*	6,444	47,943
Relay Therapeutics, Inc.*	74,693	1,800,848
Rubius Therapeutics, Inc.*	6,817	34,017
Seer, Inc.*	18,656	285,810
SpringWorks Therapeutics, Inc.*	34,106	1,930,059
Tarsus Pharmaceuticals, Inc.*	1,883	33,197
Theravance Biopharma, Inc.*	6,387	64,317
Ventyx Biosciences, Inc.*	42,085	491,974
Xenon Pharmaceuticals, Inc.*	75,021	2,378,166
		21,008,121
Building Materials — 0.8%
AAON, Inc.	2,783	162,972
American Woodmark Corp.*	2,580	138,236
Apogee Enterprises, Inc.	7,722	348,031
Armstrong World Industries, Inc.	13,244	1,170,770
AZEK Co., Inc., (The)*	11,074	326,572
Boise Cascade Co.	3,571	285,466
Gibraltar Industries, Inc.*	4,141	200,093
PGT Innovations, Inc.*	6,101	131,233
Simpson Manufacturing Co., Inc.	2,069	245,197
SPX Corp.*	4,521	229,215
UFP Industries, Inc.	8,103	694,832
		3,932,617
Chemicals — 1.2%
AdvanSix, Inc.	3,917	156,915
Axalta Coating Systems Ltd.*	49,851	1,347,971
Balchem Corp.	1,142	157,984
Chemours Co., (The)	9,276	256,018
Codexis, Inc.*	72,078	1,436,515
GCP Applied Technologies, Inc.*	3,880	122,530

The accompanying notes are an integral part of the financial statements.

5

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Chemicals — (Continued)
Innospec, Inc.	1,121	$107,055
Koppers Holdings, Inc.*	7,974	228,296
Kraton Corp.*	5,466	252,256
Rogers Corp.*	1,868	509,964
Stepan Co.	2,701	279,878
Trinseo PLC	12,949	672,830
		5,528,212
Coal — 0.1%
SunCoke Energy, Inc.	7,877	62,465
Warrior Met Coal, Inc.	9,551	300,856
		363,321
Commercial Services — 5.5%
Acacia Research Corp.*	317,600	1,216,408
AirSculpt Technologies, Inc.*	87,378	1,183,098
American Public Education, Inc.*	1,140	22,754
AMN Healthcare Services, Inc.*	3,294	349,625
ARC Document Solutions, Inc.	593,120	2,034,402
Arlo Technologies, Inc.*	8,822	81,868
ASGN, Inc.*	2,386	264,345
Barrett Business Services, Inc.	47,363	2,848,885
BGSF, Inc.	168,180	2,371,338
Brink’s Co., (The)	4,054	284,023
CoreCivic, Inc.*	163,126	1,486,078
CRA International, Inc.	25,040	2,224,303
Cross Country Healthcare, Inc.*	93,884	2,096,430
Deluxe Corp.	2,835	88,197
Ennis, Inc.	6,188	116,211
European Wax Center, Inc., Class A*	72,697	1,807,974
Forrester Research, Inc.*	2,017	104,743
Green Dot Corp., Class A*	4,948	141,760
HealthEquity, Inc.*	9,854	529,258
Heidrick & Struggles International, Inc.	2,031	86,825
Insperity, Inc.	2,292	206,165
Kelly Services, Inc., Class A	19,959	423,530
Landec Corp.*	134,238	1,546,422
MarketAxess Holdings, Inc.	1,203	458,860
Medifast, Inc.	1,970	366,420
Performant Financial Corp.*	95,690	207,647
Progyny, Inc.*	5,985	235,570
Rent-A-Center, Inc.	3,409	96,850
Repay Holdings Corp.*	21,257	367,108
Resources Connection, Inc.	5,457	90,586
Shift4 Payments, Inc., Class A*	9,164	482,485
SP Plus Corp.*	41,737	1,245,850
Strategic Education, Inc.	882	52,056
TechTarget, Inc.*	5,411	424,114
Viad Corp.*	10,826	378,260

	Number of Shares	Value
Commercial Services — (Continued)
Willdan Group, Inc.*	1,686	$54,458
		25,974,906
Computers — 2.8%
3D Systems Corp.*	9,382	167,187
CACI International, Inc., Class A*	1,145	320,360
Computer Services, Inc.	16,980	925,919
Diebold Nixdorf, Inc.*	18,385	159,949
DXC Technology Co.*	33,125	1,127,244
Endava PLC, SP ADR*	13,625	1,814,577
ExlService Holdings, Inc.*	1,497	180,823
Grid Dynamics Holdings, Inc.*	78,847	957,991
Insight Enterprises, Inc.*	2,176	226,304
MAXIMUS, Inc.	6,521	514,246
NCR Corp.*	56,735	2,298,902
Quantum Corp.*	385,720	1,002,872
Rimini Street, Inc.*	334,870	1,516,961
Science Applications International Corp.	1,681	147,407
Telos Corp.*	12,660	144,577
Tenable Holdings, Inc.*	11,728	649,262
TTEC Holdings, Inc.	3,501	278,330
WNS Holdings, Ltd., ADR*	7,255	599,481
		13,032,392
Cosmetics/Personal Care — 0.8%
Beauty Health Co., (The)*	78,298	1,517,415
Edgewell Personal Care Co.	3,015	107,575
elf Beauty, Inc.*	48,528	1,282,595
Inter Parfums, Inc.	10,479	973,290
		3,880,875
Distribution/Wholesale — 1.2%
G-III Apparel Group Ltd.*	19,012	527,393
H&E Equipment Services, Inc.	20,829	869,819
Manitex International, Inc.*	315,430	2,375,188
Pool Corp.	2,106	965,769
Univar Solutions, Inc.*	26,154	803,189
WESCO International, Inc.*	371	45,162
		5,586,520
Diversified Financial Services — 1.1%
Cowen, Inc., Class A	23,997	711,511
Encore Capital Group, Inc.*	3,458	228,194
Enova International, Inc.*	3,612	147,261
Houlihan Lokey, Inc.	5,363	551,638
Interactive Brokers Group, Inc., Class A	3,063	202,710
Silvercrest Asset Management Group, Inc., Class A	112,586	1,814,886
Sunlight Financial Holdings, Inc.*	259,030	1,054,252
Virtus Investment Partners, Inc.	807	194,180
World Acceptance Corp.*	2,155	423,393
		5,328,025

The accompanying notes are an integral part of the financial statements.

6

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	$148,785
Littelfuse, Inc.	1,079	278,608
		427,393
Electronics — 1.9%
Atkore International Group, Inc.*	11,469	1,166,512
Brady Corp., Class A	2,928	134,922
Camtek Ltd. (Israel)*	19,807	650,462
Coherent, Inc.*	1,014	268,021
Comtech Telecommunications Corp.	115,330	2,373,491
FARO Technologies, Inc.*	2,255	123,439
II-VI, Inc.*	3,812	264,782
Itron, Inc.*	11,150	531,521
Ituran Location and Control Ltd.	27,351	562,610
Kimball Electronics, Inc.*	87,030	1,500,397
OSI Systems, Inc.*	1,136	91,641
Plexus Corp.*	2,641	215,162
Sanmina Corp.*	6,648	264,457
SYNNEX Corp.	830	84,519
TTM Technologies, Inc.*	8,548	107,448
Vicor Corp.*	987	73,798
Vontier Corp.	13,848	336,506
		8,749,688
Energy-Alternate Sources — 0.5%
Fluence Energy, Inc.*	33,705	456,029
Green Plains, Inc.*	33,237	1,088,179
Renewable Energy Group, Inc.*	4,229	260,084
REX American Resources Corp.*	840	79,346
SolarEdge Technologies, Inc.*	1,052	336,030
		2,219,668
Engineering & Construction — 2.7%
Argan, Inc.	26,500	1,030,585
Bowman Consulting Group, Ltd.*	96,530	1,631,357
Comfort Systems USA, Inc.	23,927	2,057,243
Dycom Industries, Inc.*	7,394	643,722
EMCOR Group, Inc.	4,741	547,775
Exponent, Inc.	7,614	721,503
Hyster-Yale Materials Handling, Inc.	2,208	84,522
Latham Group, Inc.*	23,233	406,345
Mistras Group, Inc.*	85,610	571,019
MYR Group, Inc.*	5,139	461,225
NV5 Global, Inc.*	10,106	1,083,868
Sterling Construction Co., Inc.*	79,550	2,349,112
TopBuild Corp.*	2,707	581,139
WillScot Mobile Mini Holdings Corp., Class A*	16,848	598,609
		12,768,024

	Number of Shares	Value
Entertainment — 1.0%
Cinemark Holdings, Inc.*	4,207	$73,791
Everi Holdings, Inc.*	105,405	2,466,477
Golden Entertainment, Inc.*	30,276	1,723,613
Monarch Casino & Resort, Inc.*	3,215	250,448
Scientific Games Corp.*	6,167	388,028
		4,902,357
Environmental Control — 0.8%
Energy Recovery, Inc.*	53,102	1,008,938
Harsco Corp.*	45,426	541,024
Montrose Environmental Group, Inc.*	40,528	1,787,690
Tetra Tech, Inc.	3,198	507,746
		3,845,398
Food — 1.4%
B&G Foods, Inc.	10,026	296,770
Calavo Growers, Inc.	6,482	276,716
Hostess Brands, Inc.*	31,116	670,239
Ingles Markets, Inc., Class A	15,713	1,291,923
J&J Snack Foods Corp.	578	94,630
Real Good Food Co Inc., (The)*	49,685	297,116
Sanderson Farms, Inc.	1,371	244,847
SpartanNash Co.	7,719	217,213
TreeHouse Foods, Inc.*	1,800	70,650
United Natural Foods, Inc.*	8,258	332,219
Weis Markets, Inc.	1,995	123,032
Whole Earth Brands, Inc.*	277,600	2,634,424
		6,549,779
Food Service — 0.2%
Healthcare Services Group, Inc.	4,407	69,719
Sovos Brands, Inc.*	87,772	1,065,552
		1,135,271
Forest Products & Paper — 0.1%
Clearwater Paper Corp., Class A*	2,737	78,908
Glatfelter Corp.	3,168	43,528
Mercer International, Inc.	7,834	104,741
Schweitzer-Mauduit International, Inc.	6,314	197,123
		424,300
Gas — 0.4%
Chesapeake Utilities Corp.	1,307	173,766
Northwest Natural Holding, Co.	5,018	260,986
South Jersey Industries, Inc.	6,472	219,595
Southwest Gas Holdings, Inc.	17,469	1,239,251
		1,893,598
Hand/Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,896	160,326
Hurco Cos., Inc.	50,160	1,711,961

The accompanying notes are an integral part of the financial statements.

7

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Hand/Machine Tools — (Continued)
MSA Safety, Inc.	3,724	$518,008
		2,390,295
Healthcare-Products — 3.0%
ABIOMED, Inc.*	1,453	451,505
Adaptive Biotechnologies Corp.*	20,186	291,284
Alphatec Holdings, Inc.*	104,882	1,155,800
Avanos Medical, Inc.*	3,150	111,478
AxoGen, Inc.*	5,874	54,863
BioLife Solutions, Inc.*	10,205	239,817
Cardiovascular Systems, Inc.*	5,433	114,419
Cerus Corp.*	84,557	496,350
CryoLife, Inc.*	3,899	76,225
Glaukos Corp.*	2,664	147,346
Haemonetics Corp.*	16,756	966,989
ICU Medical, Inc.*	578	136,830
Inari Medical, Inc.*	4,851	426,791
Inspire Medical Systems, Inc.*	4,650	1,134,879
Integra LifeSciences Holdings Corp.*	3,088	207,081
Lantheus Holdings, Inc.*	22,385	1,070,451
Masimo Corp.*	2,530	398,349
Meridian Bioscience, Inc.*	2,767	70,005
Merit Medical Systems, Inc.*	3,088	200,813
Neogen Corp.*	4,620	164,934
NuVasive, Inc.*	789	42,701
Omnicell, Inc.*	5,377	695,139
OraSure Technologies, Inc.*	5,505	42,939
Orthofix Medical, Inc.*	4,238	144,007
Patterson Cos., Inc.	32,899	983,680
Repligen Corp.*	3,862	759,655
SeaSpine Holdings Corp.*	57,641	730,311
SI-BONE, Inc.*	29,016	640,093
Surmodics, Inc.*	1,193	53,542
Treace Medical Concepts, Inc.*	29,506	635,559
Varex Imaging Corp.*	7,739	182,950
West Pharmaceutical Services, Inc.	2,836	1,097,759
		13,924,544
Healthcare-Services — 1.2%
Amedisys, Inc.*	2,182	349,643
Chemed Corp.	621	297,018
Community Health Systems, Inc.*	11,880	124,859
Ensign Group, Inc., (The)	2,070	173,963
Inotiv, Inc.*	26,265	694,184
LHC Group, Inc.*	6,923	942,705
MEDNAX, Inc.*	26,244	615,947
ModivCare, Inc.*	2,212	261,016
Pennant Group Inc., (The)*	1,733	28,161
RadNet, Inc.*	40,507	999,308

	Number of Shares	Value
Healthcare-Services — (Continued)
Surgery Partners, Inc.*	6,374	$333,169
Thorne HealthTech, Inc.*	69,183	309,940
Tivity Health, Inc.*	2,357	64,299
US Physical Therapy, Inc.	1,232	113,307
Vapotherm, Inc.*	21,732	330,109
		5,637,628
Home Builders — 1.2%
Century Communities, Inc.	9,495	605,021
Green Brick Partners, Inc.*	23,350	541,487
Installed Building Products, Inc.	3,100	299,770
LCI Industries	2,012	250,534
LGI Homes, Inc.*	2,657	335,128
M/I Homes, Inc.*	5,874	289,530
MDC Holdings, Inc.	4,389	194,608
Skyline Corp.*	42,492	2,857,162
Winnebago Industries, Inc.	5,231	335,150
		5,708,390
Home Furnishings — 1.1%
Arhaus, Inc.*	41,294	275,844
Hamilton Beach Brand, Class A	115,780	1,748,278
iRobot Corp.*	968	60,171
Lovesac Co., (The)*	12,142	515,914
Sleep Number Corp.*	10,726	704,698
Universal Electronics, Inc.*	51,450	1,709,683
		5,014,588
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,283	60,737
Quanex Building Products Corp.	1,957	44,737
WD-40 Co.	995	210,831
		316,305
Housewares — 0.5%
Lifetime Brands, Inc.	159,273	2,086,476
Tupperware Brands Corp.*	20,372	371,382
		2,457,858
Insurance — 2.5%
American Equity Investment Life Holding Co.	54,876	2,068,276
Axis Capital Holdings Ltd.	28,437	1,553,229
BRP Group, Inc., Class A*	33,013	916,771
Employers Holdings, Inc.	3,682	143,082
Genworth Financial, Inc., Class A*	268,223	1,088,985
HCI Group, Inc.	2,480	154,405
Heritage Insurance Holdings, Inc.	205,400	1,146,132
Horace Mann Educators Corp.	1,864	77,524
NMI Holdings, Inc., Class A*	66,155	1,530,827
RLI Corp.	1,478	150,017
Safety Insurance Group, Inc.	1,702	142,015

The accompanying notes are an integral part of the financial statements.

8

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Insurance — (Continued)
Selective Insurance Group, Inc.	3,866	$321,613
Stewart Information Services Corp.	2,200	149,336
United Fire Group, Inc.	2,567	70,875
Universal Insurance Holdings, Inc.	6,184	71,487
White Mountains Insurance Group Ltd.	2,224	2,335,645
		11,920,219
Internet — 1.8%
Bandwidth, Inc., Class A*	12,166	371,671
ChannelAdvisor Corp.*	79,550	1,427,923
DHI Group, Inc.*	151,000	854,660
ePlus, Inc.*	26,376	1,237,034
Eventbrite, Inc., Class A*	27,222	411,324
Groupon, Inc.*	4,957	107,666
HealthStream, Inc.*	1,988	40,734
Liquidity Services, Inc.*	40,528	698,297
Magnite, Inc.*	34,256	499,453
Perion Network Ltd.*	46,849	1,071,437
RumbleON, Inc., Class B*	21,260	608,886
Solo Brands, Inc., Class A*	26,277	277,485
Upwork, Inc.*	15,446	390,475
Yelp, Inc.*	15,567	527,566
		8,524,611
Iron/Steel — 0.6%
Allegheny Technologies, Inc.*	56,065	1,443,113
Carpenter Technology Corp.	38,037	1,460,241
		2,903,354
Leisure Time — 0.8%
Callaway Golf Co.*	4,678	115,734
Lindblad Expeditions Holdings, Inc.*	89,441	1,585,789
Vista Outdoor, Inc.*	14,337	522,583
Xponential Fitness, Inc., Class A*	67,580	1,415,125
		3,639,231
Lodging — 0.6%
Boyd Gaming Corp.*	4,776	338,809
Full House Resorts, Inc.*	108,491	954,721
Playa Hotels & Resorts NV*	179,509	1,696,360
		2,989,890
Machinery-Diversified — 1.7%
Albany International Corp., Class A	1,126	98,885
Applied Industrial Technologies, Inc.	1,045	105,649
Chart Industries, Inc.*	6,115	883,006
CIRCOR International, Inc.*	6,879	185,320

	Number of Shares	Value
Machinery-Diversified — (Continued)
Colfax Corp.*	14,671	$589,921
Curtiss-Wright Corp.	2,004	295,630
GrafTech International Ltd.	111,417	1,123,083
Kornit Digital Ltd.*	3,626	343,854
NN, Inc.*	175,910	455,607
Ranpak Holdings Corp.*	38,597	934,047
SPX FLOW, Inc.	1,840	158,038
Tennant Co.	2,414	190,175
Toro Co., (The)	5,348	501,696
Twin Disc, Inc.*	183,595	2,184,781
		8,049,692
Media — 0.1%
AMC Networks, Inc., Class A*	1,768	73,284
EW Scripps Co., (The), Class A*	6,465	143,911
Gannett Co., Inc.*	9,889	49,049
Scholastic Corp.	5,235	220,289
		486,533
Metal Fabricate/Hardware — 1.3%
AZZ, Inc.	1,964	96,687
Mueller Industries, Inc.	5,975	340,874
Northwest Pipe Co.*	114,040	3,250,140
Standex International Corp.	1,485	157,306
Strattec Security Corp.*	39,820	1,513,160
Xometry, Inc., Class A*	19,312	944,550
		6,302,717
Mining — 0.5%
Arconic Corp.*	1,693	51,975
Astec Industries, Inc.	3,361	167,378
Century Aluminum Co.*	18,637	440,206
Energy Fuels Inc.*	161,155	1,316,636
Kaiser Aluminum Corp.	3,076	296,834
		2,273,029
Miscellaneous Manufactur — 0.6%
Axon Enterprise, Inc.*	5,340	748,935
EnPro Industries, Inc.	4,961	547,893
ESCO Technologies, Inc.	1,920	133,574
Fabrinet*	7,774	778,411
John Bean Technologies Corp.	2,493	282,631
Materion Corp.	2,877	240,373
Myers Industries, Inc.	2,441	40,570
Sturm Ruger & Co., Inc.	2,066	149,599
		2,921,986
Office Furnishings — 0.0%
Interface, Inc.	5,954	77,700
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	13,705	68,251
Oil & Gas — 3.0%
Callon Petroleum Co.*	1,052	59,291

The accompanying notes are an integral part of the financial statements.

9

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Oil & Gas — (Continued)
Centennial Resource Development Inc/DE, Class A*	96,839	$850,246
Civitas Resources, Inc.	29,098	1,468,576
Evolution Petroleum Corp.	53,143	415,047
Helmerich & Payne, Inc.	4,567	165,462
HollyFrontier Corp.	25,075	763,534
Matador Resources Co.	54,992	2,727,603
Nabors Industries Ltd.*	628	78,839
Par Pacific Holdings, Inc.*	32,696	444,666
Patterson-UTI Energy, Inc.	134,321	1,938,252
PBF Energy, Inc., Class A*	5,245	87,172
PDC Energy, Inc.	21,646	1,396,600
Penn Virginia Corp. Class A*	37,554	1,267,823
Range Resources Corp.*	29,237	670,989
SM Energy Co.	23,898	848,618
Southwestern Energy Co.*	112,602	561,884
Talos Energy, Inc.*	23,929	375,925
		14,120,527
Oil & Gas Services — 1.3%
Bristow Group, Inc.*	2,104	69,727
Core Laboratories NV	9,482	261,324
DMC Global, Inc.*	47,374	1,392,796
Dril-Quip, Inc.*	2,609	75,244
Helix Energy Solutions Group, Inc.*	41,891	169,658
MRC Global, Inc.*	7,000	70,700
Natural Gas Services Group, Inc.*	181,610	2,284,654
NexTier Oilfield Solutions, Inc.*	19,872	158,181
NOW, Inc.*	14,472	135,168
Oceaneering International, Inc.*	48,849	715,149
Oil States International, Inc.*	10,026	52,436
Profire Energy, Inc.*	559,280	693,507
Select Energy Services, Inc., Class A*	8,411	69,643
		6,148,187
Packaging & Containers — 0.3%
Karat Packaging, Inc.*	40,640	660,400
Matthews International Corp., Class A	5,499	182,457
O-I Glass, Inc.*	6,528	83,428
TriMas Corp.	17,371	564,731
		1,491,016
Pharmaceuticals — 1.8%
Aerie Pharmaceuticals, Inc.*	8,215	68,184
Alector, Inc.*	14,970	237,125
Amneal Pharmaceuticals, Inc.*	12,764	57,821
Amphastar Pharmaceuticals, Inc.*	6,771	187,624
Anika Therapeutics, Inc.*	2,750	89,375

	Number of Shares	Value
Pharmaceuticals — (Continued)
BioDelivery Sciences International, Inc.*	13,853	$77,300
Centessa Pharmaceuticals PLC, SP ADR*	32,478	289,704
Collegium Pharmaceutical, Inc.*	4,463	86,895
Corcept Therapeutics, Inc.*	3,350	74,671
Cytokinetics, Inc.*	61,911	2,186,697
Eagle Pharmaceuticals, Inc.*	1,178	55,825
Enanta Pharmaceuticals, Inc.*	4,093	288,229
MERUS NV*	46,885	1,317,000
Morphic Holding, Inc.*	8,218	327,569
Myovant Sciences Ltd.*	14,572	195,556
Owens & Minor, Inc.	7,220	318,763
Pacira BioSciences, Inc.*	896	59,754
Premier, Inc., Class A	59,941	2,154,280
Prestige Brands Holdings, Inc.*	3,474	206,807
Relmada Therapeutics, Inc.*	2,558	52,465
		8,331,644
Real Estate — 0.5%
Douglas Elliman, Inc.*	4,685	35,325
McGrath RentCorp	18,173	1,477,102
Newmark Group, Inc., Class A	29,808	527,005
Realogy Holdings Corp.*	7,502	136,386
RMR Group, Inc. (The), Class A	1,750	50,995
		2,226,813
REITS — 3.1%
Agree Realty Corp. REIT	1,641	105,270
Alexander & Baldwin REIT, Inc.	7,110	159,477
Alexander’s REIT, Inc.	239	60,567
Alpine Income Property Trust REIT, Inc.	122,664	2,351,469
American Finance Trust REIT, Inc.	7,056	49,674
Apollo Commercial Real Estate Finance REIT, Inc.	44,054	574,905
ARMOUR Residential REIT, Inc.	7,185	58,414
CareTrust REIT, Inc.	3,664	64,120
CatchMark Timber Trust REIT, Inc., Class A	6,357	48,695
Centerspace REIT	1,467	137,883
Chatham Lodging Trust REIT*	21,374	293,893
City Office REIT, Inc.	3,905	67,244
Community Healthcare Trust REIT, Inc.	2,769	115,467
CorePoint Lodging REIT, Inc.*	3,012	48,102
CTO Realty Growth REIT, Inc.	1,261	79,052
DiamondRock Hospitality Co. REIT*	13,130	125,392
Diversified Healthcare Trust REIT	30,286	87,224

The accompanying notes are an integral part of the financial statements.

10

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
REITS — (Continued)
Easterly Government Properties REIT, Inc.	4,780	$99,520
EastGroup Properties REIT, Inc.	2,590	494,068
Farmland Partners REIT, Inc.	4,288	50,041
Franklin Street Properties Corp. REIT	14,185	81,989
Getty Realty Corp. REIT	5,173	142,516
Global Medical REIT, Inc.	95,430	1,498,251
Great Ajax Corp. REIT	201,011	2,289,515
Healthcare Realty Trust REIT, Inc.	2,820	73,546
Kite Realty Group Trust REIT	7,450	163,379
KKR Real Estate Finance Trust REIT, Inc.	9,611	206,348
Lexington Realty Trust REIT	12,112	187,252
LTC Properties REIT, Inc.	3,717	125,746
Mack-Cali Realty Corp. REIT*	4,857	82,083
Medical Properties Trust REIT, Inc.	5,867	119,335
New York Mortgage Trust REIT, Inc.	183,589	644,397
NexPoint Residential Trust REIT, Inc.	2,319	197,045
Office Properties Income Trust REIT	6,919	173,321
One Liberty Properties REIT, Inc.	1,957	56,870
PennyMac Mortgage Investment Trust REIT	24,404	380,702
PS Business Parks REIT, Inc.	1,242	197,838
Ready Capital Corp. REIT	6,588	97,832
Redwood Trust REIT, Inc.	77,920	809,589
Retail Opportunity Investments Corp.	28,261	513,220
Saul Centers REIT, Inc.	4,226	194,523
SITE Centers Corp. REIT	6,795	105,662
Tanger Factory Outlet Centers REIT, Inc.	33,410	557,279
Uniti Group REIT, Inc.	14,802	191,982
Universal Health Realty Income Trust REIT	3,273	186,921
Urstadt Biddle Properties REIT, Inc., Class A	4,472	84,208
Washington Real Estate Investment Trust REIT	6,312	147,448
Whitestone REIT	11,318	133,326
		14,712,600
Retail — 6.8%
American Eagle Outfitters, Inc.	19,696	415,192
Asbury Automotive Group, Inc.*	2,463	478,093
Aspen Aerogels, Inc.*	58,022	1,717,451
Big Lots, Inc.	7,174	249,368
BJ’s Restaurants, Inc.*	7,047	225,997

	Number of Shares	Value
Retail — (Continued)
BJ’s Wholesale Club Holdings, Inc.*	41,770	$2,626,080
Bloomin’ Brands, Inc.*	20,453	503,348
BlueLinx Holdings, Inc.*	14,641	1,308,613
Boot Barn Holdings, Inc.*	21,201	1,844,911
Brilliant Earth Group, Inc., Class A*	70,160	638,456
Buckle, Inc., (The)	2,951	106,236
Build-A-Bear Workshop, Inc.	133,470	2,726,792
Cannae Holdings, Inc.*	69,782	1,873,647
Casey’s General Stores, Inc.	1,888	355,095
Dave & Buster’s Entertainment, Inc.*	1,645	71,294
Destination XL Group, Inc.*	308,470	1,277,066
DineEquity, Inc.	1,134	95,075
Dutch Bros, Inc., Class A*	9,642	464,841
El Pollo Loco Holdings, Inc.*	9,027	119,788
FirstCash Holdings, Inc.	2,930	211,077
Five Below, Inc.*	3,696	604,703
Freshpet, Inc.*	5,422	516,337
GMS, Inc.*	16,779	910,261
Group 1 Automotive, Inc.	2,270	412,981
Guess?, Inc.	12,246	268,187
Hibbett Sports, Inc.	1,413	63,698
Kura Sushi USA, Inc., Class A*	18,824	992,025
Lithia Motors, Inc.	382	130,193
Movado Group, Inc.	26,035	1,026,300
MSC Industrial Direct Co., Inc., Class A	6,984	541,120
Murphy USA, Inc.	13,695	2,475,234
Ollie’s Bargain Outlet Holdings, Inc.*	9,069	391,599
OptimizeRx Corp.*	27,867	1,262,096
Papa John’s International, Inc.	5,179	553,221
PetMed Express, Inc.	1,863	50,208
Portillo’s, Inc., Class A*	26,258	658,026
PriceSmart, Inc.	1,079	78,465
RH*	2,399	964,086
Shake Shack, Inc., Class A*	7,895	589,914
Shoe Carnival, Inc.	6,304	183,825
Signet Jewelers Ltd.	5,100	359,550
Texas Roadhouse, Inc.	2,804	266,128
Wingstop, Inc.	3,404	494,771
World Fuel Services Corp.	19,749	559,687
Zumiez, Inc.*	3,678	163,634
		31,824,669
Savings & Loans — 1.6%
Axos Financial, Inc.*	3,461	189,455
Banc of California, Inc.	5,748	112,948
Berkshire Hills Bancorp, Inc.	18,383	571,711
Brookline Bancorp, Inc.	4,158	71,268

The accompanying notes are an integral part of the financial statements.

11

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Savings & Loans — (Continued)
Eagle Bancorp Montana, Inc.	73,010	$1,613,521
Flushing Financial Corp.	2,054	48,249
FS Bancorp, Inc.	66,364	2,124,975
Northfield Bancorp, Inc.	4,651	73,021
Northwest Bancshares, Inc.	5,826	82,030
OceanFirst Financial Corp.	3,540	79,225
Pacific Premier Bancorp, Inc.	8,033	310,957
Provident Financial Services, Inc.	10,750	255,098
Riverview Bancorp, Inc.	239,710	1,862,547
		7,395,005
Semiconductors — 6.2%
Advanced Energy Industries, Inc.	2,466	211,706
Allegro MicroSystems, Inc.*	17,319	496,536
Alpha & Omega Semiconductor Ltd.*	17,555	943,932
Amtech Systems, Inc.*	248,810	2,587,624
Axcelis Technologies, Inc.*	47,894	3,315,223
AXT, Inc.*	285,542	2,127,288
Bloom Energy Corp., Class A*	19,109	424,220
Brooks Automation, Inc.	5,578	488,187
Cirrus Logic, Inc.*	3,525	306,217
CMC Materials, Inc.	1,581	293,165
FormFactor, Inc.*	17,572	711,490
Impinj, Inc.*	40,418	2,778,737
inTEST Corp.*	188,100	2,089,791
Kulicke & Soffa Industries, Inc.	6,419	335,329
Lattice Semiconductor Corp.*	6,736	421,808
MKS Instruments, Inc.	1,371	206,473
Monolithic Power Systems, Inc.	1,952	895,382
Onto Innovation, Inc.*	7,663	660,627
Photronics, Inc.*	201,145	3,705,091
Power Integrations, Inc.	11,478	1,033,020
Semtech Corp.*	9,320	646,622
Silicon Motion Technology Corp., ADR	17,257	1,251,823
SiTime Corp.*	2,739	553,661
SMART Global Holdings, Inc.*	68,906	1,891,470
Ultra Clean Holdings, Inc.*	13,913	637,354
Veeco Instruments, Inc.*	3,472	99,195
		29,111,971
Software — 4.5%
8x8, Inc.*	4,085	52,942
ACI Worldwide, Inc.*	46,120	1,545,942
Alight, Inc., Class A*	112,003	1,169,311
Apollo Medical Holdings, Inc.*	2,389	114,959
Asure Software, Inc.*	277,722	1,935,722
Avaya Holdings Corp.*	85,834	1,181,934
BigCommerce Holdings, Inc.*	10,043	260,114
Blackbaud, Inc.*	799	49,930

	Number of Shares	Value
Software — (Continued)
Blackline, Inc.*	5,739	$432,204
BM Technologies, Inc.*	212,830	2,030,398
Bottomline Technologies de, Inc.*	2,442	138,315
Cardlytics, Inc.*	7,481	433,898
CDK Global, Inc.	31,345	1,421,182
Cogent Communications Holdings, Inc.	1,297	82,230
Computer Programs & Systems, Inc.*	38,681	1,190,601
Concentrix Corp.	830	165,909
CSG Systems International, Inc.	2,981	183,987
Digimarc Corp.*	1,912	57,609
Docebo, Inc.*	17,920	942,950
DoubleVerify Holdings, Inc.*	11,127	307,662
Ebix, Inc.	5,151	152,006
Expensify, Inc., Class A*	17,233	353,277
HireRight Holdings Corp.*	22,806	298,074
Jamf Holding Corp.*	13,478	461,082
JFrog Ltd.*	17,904	443,482
LivePerson, Inc.*	9,192	186,414
ManTech International Corp., Class A	2,301	191,834
Motorsport Games, Inc., Class A*	17,011	58,008
Pagerduty, Inc.*	11,627	393,225
Phreesia, Inc.*	20,908	643,757
Progress Software Corp.	5,306	233,888
Smith Micro Software, Inc.*	569,950	2,370,992
Sophia Genetics SA*	18,956	242,637
Sprout Social, Inc., Class A*	3,554	231,401
Take-Two Interactive Software, Inc.*	3,504	567,648
Workiva, Inc.*	3,613	380,449
Zovio, Inc.*	220,653	244,925
		21,150,898
Telecommunications — 1.9%
Aviat Networks, Inc.*	21,566	610,318
Calix, Inc.*	38,719	2,103,990
Cambium Networks Corp.*	16,966	471,824
Clearfield, Inc.*	23,036	1,476,838
Consolidated Communications Holdings, Inc.*	10,868	77,380
Extreme Networks, Inc.*	46,300	531,987
IDT Corp., Class B*	3,111	112,183
Iridium Communications, Inc.*	9,628	381,172
Liberty Latin America Ltd., Class C*	94,028	948,743
NetGear, Inc.*	2,616	69,612
One Stop Systems, Inc.*	182,788	758,570
Plantronics, Inc.*	3,217	90,623

The accompanying notes are an integral part of the financial statements.

12

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (CONCLUDED)

February 28, 2022 (UNAUDITED)

	Number of Shares	Value
Telecommunications — (Continued)
Shenandoah Telecommunications Co.	5,854	$130,837
Sierra Wireless, Inc.*	30,883	583,380
Telephone & Data Systems, Inc.	5,416	93,968
Viavi Solutions, Inc.*	23,640	387,696
Vonage Holdings Corp.*	10,203	207,325
		9,036,446
Textiles — 0.4%
UniFirst Corp.	11,557	2,094,706
Transportation — 2.8%
Air Transport Services Group, Inc.*	152,422	4,802,817
ArcBest Corp.	7,779	720,958
Atlas Air Worldwide Holdings, Inc.*	2,543	199,269
CryoPort, Inc.*	16,591	569,569
Forward Air Corp.	14,723	1,519,119
Greenbrier Cos., Inc., (The)	16,764	744,825
International Seaways, Inc.	90,673	1,658,409
Knight-Swift Transportation Holdings, Inc., Class A	1,873	102,041
Marten Transport Ltd.	7,327	126,391
PAM Transportation Services, Inc.*	18,338	1,237,265
Saia, Inc.*	5,443	1,563,393
Scorpio Tankers, Inc.	4,242	73,768
		13,317,824
Utilities — 0.1%
Unitil Corp.	6,637	335,102
Water — 0.1%
American States Water Co.	1,758	147,953
California Water Service Group	1,969	112,095
York Water Co., (The)	989	44,377
		304,425
TOTAL COMMON STOCKS
(Cost $324,931,769)		445,476,980

	Number of Shares	Value
RIGHTS — 0.0%
Computers — 0.0%
EVERCEL INC CVR*	350,100	$—
TOTAL RIGHTS
(Cost $—)		—

WARRANTS — 0.0%
Other Financial Investment Activities — 0.0%
EQRx, Inc. *	16,581	9,702
TOTAL WARRANTS
(Cost $28,553)		9,702

SHORT-TERM INVESTMENTS — 5.2%
U.S. Bank Money Market Deposit Account, 0.01%(a)	24,673,889	24,673,889
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,673,889)		24,673,889
TOTAL INVESTMENTS — 99.8%
(Cost $349,634,211)		470,160,571
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		920,167
NET ASSETS — 100.0%		$471,080,738

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

13

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

February 28, 2022 (UNAUDITED)

ASSETS
Investments, at value (cost $324,960,322)	$445,486,682
Short-term investments, at value (cost $24,673,889)	24,673,889
Receivables for:
Investments sold	3,185,481
Capital shares sold	345,501
Dividends	113,408
Prepaid expenses and other assets	58,997
Total assets	473,863,958

LIABILITIES
Payables for:
Investments purchased	2,449,986
Capital shares redeemed	35,000
Sub-advisory fees	234,759
Other accrued expenses and liabilities	63,475
Total liabilities	2,783,220
Net assets	$471,080,738

NET ASSETS CONSIST OF:
Par value	$29,778
Paid-in capital	338,175,581
Total distributable earnings/(loss)	132,875,379
Net assets	$471,080,738

CAPITAL SHARES:
Net Assets	471,080,738
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	29,777,723
Net asset value, offering and redemption price per share	$15.82

The accompanying notes are an integral part of the financial statements.

14

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE SIX MONTHS ENDED February 28, 2022 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $4,586)	$2,127,573
Total investment income	2,127,573

EXPENSES
Sub-advisory fees (Note 2)	1,845,111
Administration and accounting services fees (Note 2)	101,377
Legal fees	34,802
Director fees	30,642
Transfer agent fees (Note 2)	29,528
Custodian fees (Note 2)	28,477
Officer fees	23,993
Audit fees	23,682
Registration and filing fees	14,624
Printing and shareholder reporting fees	3,128
Other expenses	50,700
Total expenses	2,186,064
Net investment income/(loss)	(58,491)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	28,196,054
Net change in unrealized appreciation/(depreciation) on investments	(72,370,779)
Net realized and unrealized gain/(loss) on investments	(44,174,725)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,233,216)

The accompanying notes are an integral part of the financial statements.

15

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$(58,491)	$(868,250)
Net realized gain/(loss) from investments	28,196,054	103,633,563
Net change in unrealized appreciation/(depreciation) on investments	(72,370,779)	105,939,183
Net increase/(decrease) in net assets resulting from operations	(44,233,216)	208,704,496

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(105,103,714)	(5,747,679)
Net decrease in net assets from dividends and distributions to shareholders	(105,103,714)	(5,747,679)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,544,438	22,544,942
Reinvestment of distributions	86,226,516	5,252,862
Shares redeemed	(23,530,359)	(56,019,750)
Net increase/(decrease) in net assets resulting from capital share transactions	84,240,595	(28,221,946)
Total increase/(decrease) in net assets	(65,096,335)	174,734,871

NET ASSETS:
Beginning of period	$536,177,073	361,442,202
End of period	$471,080,738	$536,177,073

SHARE TRANSACTIONS:
Shares sold	1,216,883	1,248,118
Shares reinvested	4,890,897	311,927
Shares redeemed	(1,301,354)	(2,921,970)
Net increase/(decrease) in shares	4,806,426	(1,361,925)

The accompanying notes are an integral part of the financial statements.

16

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$21.47		$13.73	$12.89	$16.76	$12.94	$11.20
Net investment income/(loss)(1)	—	(2)	(0.03)	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain/(loss) from investments	(1.43)		7.99	1.33	(1.99)	4.36	1.76
Net increase/(decrease) in net assets resulting from operations	(1.43)		7.96	1.32	(2.00)	4.35	1.74
Dividends and distributions to shareholders from:
Net realized capital gains	(4.22)		(0.22)	(0.48)	(1.87)	(0.53)	—
Total dividends and distributions to shareholders	(4.22)		(0.22)	(0.48)	(1.87)	(0.53)	—
Net asset value, end of period	$15.82		$21.47	$13.73	$12.89	$16.76	$12.94
Total investment return/(loss)(3)	(8.68	)%(4)	58.41%	10.47%	(11.16)%	34.54%	15.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$471,081		$536,177	$361,442	$291,859	$349,352	$262,480
Ratio of expenses to average net assets	0.85	%(5)	0.84%	0.90%	0.93%	0.90%	0.92%
Ratio of net investment income/(loss) to average net assets	(0.02	)%(5)	(0.18)%	(0.08)%	(0.08)%	(0.07)%	(0.15)%
Portfolio turnover rate	27	%(4)	75%	101%	80%	86%	88%

(1)	Calculated based on average shares outstanding for the period.

(2)	Amount represents less than $0.005 per share.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized

(5)	Annualized

The accompanying notes are an integral part of the financial statements.

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Financial Statements is for the six months ended February 28, 2022 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2022 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2		Level 3
Common Stocks	$445,476,980	$445,476,980	$—		$—
Rights	—	—	—	**	—
Warrants	9,702	9,702	—		—
Short-Term Investments	24,673,889	24,673,889	—		—
Total Investments*	$470,160,571	$470,160,571	$—		$—

*	Please refer to the Portfolio of Investments for further details.

**	Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the current fiscal period, the Fund had no Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a

19

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2022 (UNAUDITED)

return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

20

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2022 (UNAUDITED)

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $1,845,111, or the rate of 0.72%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. During the current fiscal period, the Adviser received $29,887.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$132,789,933	$159,306,046

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

21

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2022 (UNAUDITED)

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$346,338,863	$204,362,592	$(14,669,143)	$189,693,449

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$40,401,280	$52,117,580	$—	$189,693,449	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2021	$—	$5,747,679	$5,747,679

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2021.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund had utilized $3,593,637. As of August 31, 2021, the Fund had no unexpiring short-term or long-term losses.

22

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

February 28, 2022 (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

23

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Adviser as the program administrator for the Adviser Program. The Adviser has delegated oversight of the Adviser Program to its Compliance Committee, whose process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund held a percentage of highly liquid assets above its highly liquid investment minimum at all times during the Period; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

24

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADA-SAR22

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2022
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SEMI-Annual Report
Performance Data

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months†	One Year	Three Year	Since Inception
Aquarius International Fund	-8.51%	-2.22%	6.50%	3.36%*
MSCI AC WORLD INDEX ex USA Gross Index	-6.81%	0.03%	8.16%	4.58%**

†	Not annualized.

*	The Fund commenced operations on April 17, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2021, are 0.75% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,312 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small, micro-cap and large cap stocks, Initial Public Offerings (IPOs), special situations, foreign markets, emerging markets and illiquid securities all of which may be more volatile and less liquid.

1

AQUARIUS INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Actual	$ 1,000.00	$ 914.90	$ (40.40)	0.74%	-8.51%
Hypothetical (5% return before expenses)	1,000.00	1,049.60	(43.25)	0.74	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Banks	9.3%	$35,504,119
Semiconductors	8.4	32,215,515
Pharmaceuticals	8.2	31,282,458
Insurance	5.0	19,094,285
Internet	4.2	16,050,824
Beverages	3.6	13,639,860
Oil & Gas	3.3	12,638,651
Commercial Services	3.0	11,562,447
Healthcare-Products	2.8	10,672,858
Investment Companies	2.8	10,588,425
Distribution/Wholesale	2.7	10,470,205
Telecommunications	2.6	10,008,379
Apparel	2.6	9,878,507
Retail	2.4	9,301,831
Diversified Financial Services	2.3	8,753,001
Computers	2.0	7,499,327
Media	1.9	7,255,688
Cosmetics/Personal Care	1.7	6,578,919
Chemicals	1.7	6,483,951
Mining	1.6	6,093,937
Machinery-Diversified	1.5	5,896,599
Building Materials	1.5	5,885,660
Software	1.5	5,689,267
Airlines	1.2	4,573,413
Water	1.0	3,972,374
Electronics	1.0	3,967,931
Food	1.0	3,902,122
Auto Manufacturers	0.9	3,459,209
Transportation	0.8	3,029,361
Hand/Machine Tools	0.7	2,568,467
Electrical Components & Equipment	0.7	2,563,465
Life Sciences Tools & Services	0.6	2,184,925
Private Equity	0.5	1,982,475
Electric	0.5	1,882,145
Iron/Steel	0.5	1,736,097
Real Estate	0.4	1,589,296
Machinery-Construction & Mining	0.4	1,528,219
Food Service	0.4	1,489,438
Miscellaneous Manufacturing	0.4	1,396,349
Biotechnology	0.3	1,203,658
Healthcare-Services	0.3%	$930,887
Agriculture	0.2	919,504
Environmental Control	0.2	897,483
Engineering & Construction	0.2	850,449
REITS	0.2	670,382
Packaging & Containers	0.2	634,731
Home Furnishings	0.2	580,304
Home Builders	0.1	484,925
Entertainment	0.1	432,639
Aerospace/Defense	0.1	394,038
Gas	0.1	374,028
Holding Companies-Diversification	0.1	371,000
Pipelines	0.1	342,508
Auto Parts & Equipment	0.1	331,927
Leisure Time	0.1	323,339
Metal Fabricate/Hardware	0.1	304,548
Oil & Gas Services	0.1	291,749
Advertising	0.1	266,763
Toys/Games/Hobbies	0.1	233,172
Lodging	0.1	209,928
Office/Business Equipment	0.0	133,460
Forest Products & Paper	0.0	91,740
Coal	0.0	82,680
Energy-Alternate Sources	0.0	79,972
Household Products/Wares	0.0	34,907
PREFERRED STOCKS:
Cosmetics/Personal Care	0.2	671,488
Chemicals	0.1	544,025
Banks	0.1	207,559
Auto Manufacturers	0.0	84,937
Electronics	0.0	38,853
EXCHANGE TRADED FUNDS:
Diversified Financial Services	0.3	1,076,131
SHORT-TERM INVESTMENTS	8.1	30,898,758
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	1,906,736
NET ASSETS	100.0%	$381,769,207

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by country of the portfolio holdings of the Fund:

Country	% of Net Assets	Value
Australia	0.8%	$3,009,143
Austria	0.1	288,813
Belgium	2.6	9,866,219
Bermuda	1.5	5,690,858
Brazil	1.0	3,955,933
Canada	1.7	6,665,051
Cayman Islands	5.4	20,500,830
China	2.0	7,572,881
Colombia	0.0	97,352
Cyprus	0.0	62,194
Denmark	2.4	9,031,544
Finland	0.8	3,022,534
France	5.5	20,957,485
Germany	3.7	14,290,707
Greece	0.1	205,286
Hong Kong	1.0	3,766,954
India	3.7	14,299,337
Indonesia	0.4	1,694,535
Ireland	6.8	25,996,709
Isle Of Man	0.3	962,691
Israel	1.3	5,149,323
Italy	1.6	6,259,490
Japan	6.7	25,719,513
Jersey	0.5	1,776,785
Kazakhstan	0.1	462,513
Luxembourg	0.8	2,991,476
Mexico	0.9%	$3,317,235
Netherlands	3.9	14,930,334
New Zealand	0.0	72,834
Norway	0.2	615,224
Panama	0.1	488,593
Philippines	0.1	235,320
Poland	0.2	587,146
Portugal	0.0	37,592
Qatar	0.1	383,451
Russia	0.0	141,729
Singapore	0.9	3,543,942
South Africa	0.8	3,190,847
South Korea	4.0	15,440,765
Spain	0.3	968,893
Sweden	2.9	11,063,262
Switzerland	6.2	23,691,930
Taiwan	4.8	18,210,297
Thailand	1.7	6,535,362
United Kingdom	12.1	46,240,436
United States	9.4	35,580,787
Vietnam	0.1	290,336
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	1,906,736
NET ASSETS	100.0%	$381,769,207

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.7%
Advertising — 0.1%
Dentsu, Inc.	1,800	$71,820
Publicis Groupe SA	2,188	145,209
WPP, PLC	3,536	49,734
		266,763
Aerospace/Defense — 0.1%
Airbus Group SE	1,204	153,726
MTU Aero Engines AG, ADR	562	68,177
Safran SA	649	82,519
Safran SA, ADR	1,076	34,055
Thales SA	486	55,561
		394,038
Agriculture — 0.2%
British American Tabacco, PLC, SP ADR	5,862	259,335
Imperial Brands, PLC, SP ADR	3,146	70,187
Japan Tobacco, Inc.	4,730	86,990
Origin Enterprises, PLC	115,290	466,789
Swedish Match*	4,980	36,203
		919,504
Airlines — 1.2%
Copa Holdings SA, Class A*	5,759	488,593
Ryanair Holding, PLC, SP ADR*	40,967	4,084,820
		4,573,413
Apparel — 2.6%
Adidas AG	14,238	3,366,467
Adidas AG, SP ADR	1,152	135,752
Gildan Activewear, Inc.	5,757	226,308
Hermes International	80	110,323
Kering SA	139	96,415
LVMH Moet Hennessy Louis Vuitton SE	7,599	5,584,555
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	291,500
Shenzhou International Group Holdings, Ltd.	4,000	67,187
		9,878,507
Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG, SP ADR	3,309	105,491
BYD Co., Ltd., Class H	13,435	416,315
Daimler AG	3,623	283,028
Daimler Truck Holding AG*	1,811	55,191
Ferrari NV	141	30,299
Ferrari NV, ADR	642	138,229
Geely Automobile Holdings, Ltd.	6,982	13,005
Geely Automobile Holdings, Ltd., ADR	883	33,192
Hyundai Motor Co.	353	51,943

	Number of Shares	Value
Auto Manufacturers — (Continued)
Iveco Group NV*	1,324	$11,052
NIO, Inc., ADR*	1,791	40,907
Nissan Motor Co., Ltd.*	10,100	48,169
Stellantis NV	5,160	94,109
Tata Motors, Ltd., SP ADR*	50,918	1,542,306
Toyota Motor Corp.	3,000	54,889
Toyota Motor Corp., SP ADR*	1,862	340,653
Volkswagen AG, ADR	5,060	130,497
Volvo AB, Class B	3,636	69,934
		3,459,209
Auto Parts & Equipment — 0.1%
Continental AG*	442	37,664
Faurecia SE	87	3,276
Magna International, Inc.	3,010	223,553
Michelin	463	63,736
Vitesco Technologies Group AG*	88	3,698
		331,927
Banks — 9.3%
Australia & New Zealand Banking Group, Ltd.	5,980	113,213
Banco Santander SA	37,238	124,003
Bangkok Bank	332,100	1,419,402
Bank Central Asia Tbk PT	2,351,615	1,327,642
Bank Leumi Le Israel	411,353	4,456,154
Bank Montreal	867	98,751
Bank of Ireland Group, PLC*	605,778	4,019,499
Bank of Nova Scotia, (The)	1,749	126,523
Bank Rakyat Indonesia Persero Tbk PT, ADR*	1,382	22,202
Barclays, PLC	126,063	308,044
Bendigo & Adelaide Bank, Ltd.	12,614	88,034
BNP Paribas SA	2,636	152,953
BOC Hong Kong Holdings, Ltd.	28,000	100,662
CaixaBank SA	65,952	216,626
Canadian Imperial Bank of Commerce	573	72,433
China Merchants Bank Co., Ltd., Class H	187,798	1,583,008
China Merchants Bank Co., Ltd., ADR	554	23,379
Commerzbank AG*	18,102	151,281
Commonwealth Bank Of Australia	4,044	274,359
Concordia Financial Group, Ltd.	11,723	47,692
Credit Suisse Group AG	13,720	114,934
Dah Sing Financial Holdings, Ltd.	222,400	720,218
DBS Group Holdings, Ltd.	114,700	2,883,576
DBS Group Holdings, Ltd., SP ADR	1,611	162,260
Deutsche Bank AG*	8,776	109,086
DNB Bank ASA	12,189	272,891
FinecoBank Banca Fineco SpA	101,742	1,695,619

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Banks — (Continued)
FirstRand, Ltd.	13,495	$58,105
Fukuoka Financial Group, Inc.	3,000	59,143
Grupo Aval Acciones y Valores SA, ADR	8,589	46,123
Grupo Financiero Banorte SAB de CV, Class O	170,185	1,154,925
Hang Seng Bank, Ltd.	4,400	81,141
HDFC Bank, Ltd.	140,950	2,675,620
HDFC Bank, Ltd., ADR	15,262	948,838
HSBC Holdings, PLC, SP ADR	9,910	342,291
ICICI Bank, Ltd., SP ADR	102,926	2,003,969
ING Groep NV	7,103	82,953
Macquarie Group, Ltd.	749	98,571
Mediobanca Banca di Credito Finanziario SpA	3,974	41,386
Mitsubishi UFJ Financial Group Inc., SP ADR*	53,334	328,537
National Australia Bank, Ltd.	7,689	161,493
National Australia Bank, Ltd., SP ADR	11,208	118,917
Nedbank Group, Ltd., SP ADR	2,666	38,204
Nordea Bank Abp	93	1,027
Nordea Bank Abp	11,504	127,275
NU Holdings Ltd./Cayman Islands, Class A*	73,547	562,635
Oversea-Chinese Bank Corp., Ltd.	9,000	77,989
Qatar National Bank QPSC	63,900	383,451
Royal Bank Canada	3,116	344,069
Shinhan Financial Group Co., Ltd., SP ADR*	9,162	297,032
Siam Commercial Bank PCL, (The)	217,100	838,930
Societe Generale SA	2,392	67,640
Standard Bank Group, Ltd.	9,099	96,413
Sumitomo Mitsui Financial Group Inc., SP ADR*	56,610	403,629
Svenska Handelsbanken AB, Class A	262,317	2,493,799
TCS Group Holding PLC	6,505	62,194
Toronto-Dominion Bank, (The)	3,414	275,476
UBS Group AG	13,717	252,348
United Overseas Bank, Ltd.	6,000	133,352
Woori Financial Group, Inc., SP ADR*	4,696	162,200
		35,504,119
Beverages — 3.6%
Ambev SA, ADR	196,408	575,476
Anheuser-Busch InBev SA NV, SP ADR	2,087	129,039
Asahi Group Holdings Ltd.	1,700	68,577
Carlsberg A/S, Class B	499	73,178
China Resources Beer Holdings Co., Ltd.	10,000	79,294

	Number of Shares	Value
Beverages — (Continued)
Coca-Cola European Partners, PLC	476	$24,376
Diageo, PLC	121,315	6,010,264
Diageo, PLC, SP ADR	2,046	408,566
Endeavour Group Ltd/Australia	2,137	11,161
Fomento Economico Mexicano SAB de CV, SP ADR	461	37,064
Heineken NV	7,416	752,270
Kirin Holdings Co., Ltd.	1,900	31,588
Pernod Ricard SA	300	65,490
Suntory Beverage & Food Ltd.	800	31,879
Thai Beverage, PLC	7,751,500	3,812,535
United Spirits Ltd.*	31,227	368,719
Wuliangye Yibin Co., Ltd., Class A	38,298	1,160,384
		13,639,860
Biotechnology — 0.3%
Argenx SE, ADR*	118	33,950
BeiGene Ltd., ADR*	1,244	261,887
CSL Ltd., SP ADR	1,030	97,757
CSL, Ltd.	628	119,398
Genmab A/S*	1,823	612,704
Genmab A/S, SP ADR*	2,330	77,962
		1,203,658
Building Materials — 1.5%
Cemex SAB de CV, SP ADR*	5,460	27,846
CRH, PLC	79,007	3,591,528
CRH, PLC, SP ADR	3,605	161,829
Daikin Industries, Ltd.	249	46,016
Daikin Industries, Ltd., SP ADR*	1,490	27,386
Geberit AG	90	58,876
James Hardie Industries PLC	2,896	94,546
LafargeHolcim, Ltd.	2,013	101,331
Semen Indonesia Persero Tbk PT, ADR	2,421	24,113
Sika AG	5,234	1,736,824
TOTO, Ltd.	365	15,365
		5,885,660
Chemicals — 1.7%
Air Liquide SA	15,246	2,532,445
Air Liquide SA, ADR	1,771	58,160
Akzo Nobel NV, ADR	2,496	78,524
Asahi Kasei Corp.	6,000	56,309
BASF SE, SP ADR	9,844	162,032
Covestro AG (a)	1,716	90,752
Croda International, PLC	584	58,458
FUCHS PETROLUB SE	33,621	1,049,660
Givaudan SA	27	112,736
Givaudan SA, ADR	600	49,980
ICL Group, Ltd.	12,592	146,571
Israel Chemicals, Ltd.	24,673	280,200

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Chemicals — (Continued)
Johnson Matthey, PLC	1,377	$34,604
Kansai Paint Co., Ltd.	1,360	27,296
Koninklijke DSM NV	561	105,336
LANXESS AG	1,023	49,832
LG Chem, Ltd.	385	182,700
Mitsui Chemicals, Inc.	22	562
Nippon Paint Holdings Co., Ltd.	3,610	32,310
Novozymes A/S, ADR	920	59,901
Nutrien, Ltd.*	10,020	861,620
Sasol Ltd.*	2,195	50,364
Shin Etsu Chemical Co., Ltd., ADR*	2,744	107,126
Shin-Etsu Chemical Co., Ltd.	654	102,147
Solvay SA	373	41,597
Sumitomo Chemical Co., Ltd.	13,000	62,065
Symrise AG	500	59,473
Umicore SA, ADR	3,052	31,191
		6,483,951
Coal — 0.0%
China Shenhua Energy Co., Ltd., Class H	30,000	82,680
Commercial Services — 3.0%
Adecco Group AG	374	17,664
Adyen NV* (a)	1,130	2,355,234
Allfunds Group, PLC*	118,119	1,355,314
Amadeus IT Group SA, ADR*	1,437	94,339
Ashtead Group, PLC	39,020	2,535,607
Bidvest Group, Ltd., (The)	3,146	43,104
Bureau Veritas SA	1,739	49,723
China Merchants Port Holdings Co., Ltd.	60,000	113,124
Edenred	1,223	55,653
Experian, PLC	2,543	99,341
International Container Terminal Services, Inc.	34,757	142,770
Intertek Group, PLC	628	45,079
Localiza Rent a Car SA, SP ADR*	4,006	41,903
Recruit Holdings Co., Ltd.	3,292	138,956
RELX, PLC	142,298	4,333,426
Rentokil Initial, PLC	7,414	50,314
Sohgo Security Services Co. Ltd.	889	32,097
Transurban Group	6,366	58,799
		11,562,447
Computers — 2.0%
AutoStore Holdings Ltd.*	724,004	2,414,420
CGI, Inc.*	279	22,867
Check Point Software Technologies Ltd.*	528	76,496
CyberArk Software, Ltd.*	576	98,001
Fujitsu, Ltd.	422	61,310
Globant S.A.*	1,679	460,046

	Number of Shares	Value
Computers — (Continued)
Infosys Ltd., SP ADR	40,486	$909,315
Logitech International SA	536	40,007
Nomura Research Institute, Ltd.	70,000	2,457,196
Tata Consultancy Services, Ltd.	12,197	577,793
Teleperformance	266	98,703
Wipro, Ltd., ADR	38,844	283,173
		7,499,327
Cosmetics/Personal Care — 1.7%
Essity AB, Class B	1,791	46,093
Kao Corp.	3,000	140,241
Kao Corp., ADR*	3,535	32,770
Lion Corp.	6,945	91,029
L’Oreal SA	1,301	514,318
L’Oreal SA, ADR	3,400	268,770
Natura & Co. Holding SA, ADR*	3,927	34,911
Pola Orbis Holdings, Inc.	2,100	33,081
Proya Cosmetics Co., Ltd., Class A	18,016	532,134
Shiseido Co., Ltd.	600	34,432
Unicharm Corp.	2,487	93,745
Unilever PLC-CVA	86,007	4,315,371
Unilever, PLC, SP ADR	8,793	442,024
		6,578,919
Distribution/Wholesale — 2.7%
Azelis Group NV*	73,899	1,498,192
Bunzl, PLC	147,383	5,824,281
Ferguson Plc	10,682	1,627,710
IMCD NV	7,338	1,191,997
ITOCHU Corp.	3,700	120,578
ITOCHU Corp., ADR*	426	27,869
Jardine Cycle & Carriage, Ltd.	4,000	64,602
Mitsui & Co., Ltd.	3,159	78,762
Sendas Distribuidora SA, ADR*	2,775	36,214
		10,470,205
Diversified Financial Services — 2.3%
Banco BTG Pactual SA*	160,145	795,647
Capitec Bank Holdings, Ltd.	3,704	500,087
Chailease Holding Co., Ltd.	94,355	856,319
China International Capital Corp., Ltd., Class H (a)	19,000	46,226
Deutsche Boerse AG	13,948	2,374,273
Deutsche Boerse AG, ADR	2,810	47,489
Futu Holdings Ltd., ADR*	1,146	48,991
Guotai Junan Securities Co., Ltd., Class H (a)	33,000	48,636
Hong Kong Exchange & Clearing, Ltd.	3,780	183,166
Housing Development Finance Corp., Ltd.	30,537	965,147

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Diversified Financial Services — (Continued)
Japan Exchange Group, Inc., ADR	76,100	$1,425,054
KB Financial Group, Inc.	12,638	623,489
KB Financial Group, Inc., ADR*	6,431	316,405
London Stock Exchange Group, PLC	791	69,099
London Stock Exchange Group, PLC, ADR	2,464	53,518
Noah Holdings, Ltd., ADR*	1,075	30,487
Nomura Holdings, Inc.	14,100	64,339
Sanlam Ltd., SP ADR	5,156	43,568
SBI Holdings, Inc. (Japan)	2,600	68,203
Singapore Exchange, Ltd.	6,000	41,627
St James’s Place, PLC	5,807	108,870
Standard Life Aberdeen, PLC	15,283	42,361
		8,753,001
Electric — 0.5%
CLP Holdings, Ltd.	3,000	30,562
E.ON SE	4,210	57,263
Elia Group SA/NV	542	78,028
Enel SpA	17,109	126,076
Engie SA, SP ADR	8,968	142,322
Fortis, Inc.	2,870	131,503
Iberdrola SA	8,686	98,548
Iberdrola SA, SP ADR	1,618	73,211
National Grid, PLC	2,867	43,347
National Grid, PLC, SP ADR	2,605	196,886
Orsted A/S (a)	320	41,413
Power Assets Holdings, Ltd.	9,500	59,874
Power Grid Corp. of India Ltd.	194,487	541,552
RWE AG	1,891	87,559
SSE, PLC, ADR	5,415	124,762
Terna Rete Elettrica Nazionale SpA	6,010	49,239
		1,882,145
Electrical Components & Equipment — 0.7%
ABB, Ltd.	4,533	153,183
Contemporary Amperex Technology Co., Ltd., Class A	9,422	807,817
Legrand SA	14,529	1,370,671
Schneider Electric SE	698	108,146
Schneider Electric SE, ADR	4,025	123,648
		2,563,465
Electronics — 1.0%
Assa Abloy AB, Class B	63,711	1,672,268
Halma, PLC	22,416	723,011
Hirose Electric Co., Ltd.	427	64,205
Hon Hai Precision	56,353	209,327
Hoya Corp.	670	87,280
Hoya Corp., SP ADR*	487	63,295
Kyocera Corp.	900	51,798
Murata Manufacturing Co., Ltd.	1,119	76,053

	Number of Shares	Value
Electronics — (Continued)
Murata Manufacturing Co., Ltd., ADR*	5,048	$85,311
Nidec Corp.	78	6,781
Nidec Corp., SP ADR*	4,640	100,781
Silergy Corp.	2,625	349,784
Unimicron Technology Corp.	51,414	478,037
		3,967,931
Energy-Alternate Sources — 0.0%
Vestas Wind System	2,480	79,972
Engineering & Construction — 0.2%
Airports of Thailand PCL*	235,100	464,495
Ferrovial SA	3,085	84,048
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR, Class B*	392	57,342
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	101,708
HOCHTIEF AG	774	52,202
Vinci SA, ADR	3,476	90,654
		850,449
Entertainment — 0.1%
Evolution AB, ADR	269	30,830
MultiChoice Group	5,548	45,470
MultiChoice Group, Ltd., ADR	93	758
OPAP SA	14,085	205,286
Oriental Land Co., Ltd.	813	150,295
		432,639
Environmental Control — 0.2%
China Conch Venture Holdings, Ltd.	186,500	897,483
Food — 1.0%
a2 Milk Co., Ltd.*	10,970	44,420
Aeon Co., Ltd.	1,976	44,764
BRF SA, ADR*	3,487	11,054
China Mengniu Dairy Co., Ltd.*	107,222	697,203
Chocoladefabriken Lindt & Spruengli AG	6	63,646
Cia Brasileira de Distribuicao, SP ADR*	2,775	12,626
Coles Group, Ltd.	4,109	51,983
Danone SA	1,287	78,300
Danone SA, SP ADR	3,395	41,215
Dino Polska SA* (a)	8,350	587,146
ICA Gruppen AB	2,220	125,153
JBS SA, ADR	690	9,619
Koninklijke Ahold Delhaize NV	696	21,411
Koninklijke Ahold Delhaize NV, SP ADR	4,031	123,711
Marine Harvest	1,851	47,661
MASAN GROUP Corp.	42,300	290,336
Meiji Holdings Co., Ltd.	1,500	90,027

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Food — (Continued)
Nestle SA	1,342	$174,857
Nestle SA, SP ADR	6,845	890,055
Nissin Foods Holdings Co, Ltd.	1,200	95,877
Ocado Group, PLC*	3,758	69,106
Seven & i Holdings Co., Ltd., ADR*	3,000	73,170
Tesco, PLC	1	5
Wilmar International, Ltd.	29,000	94,251
Woolworths Group, Ltd.	4,264	110,257
Yakult Honsha Co., Ltd.	1,000	54,269
		3,902,122
Food Service — 0.4%
Compass Group, PLC	58,465	1,321,495
Compass Group, PLC, SP ADR	7,353	167,943
		1,489,438
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	36,800
UPM-Kymmene Corp.	1,590	54,940
		91,740
Gas — 0.1%
Beijing Enterprises Holdings, Ltd.	23,500	80,335
China Resources Gas Group, Ltd.	6,000	27,558
ENN Energy Holdings, Ltd.	6,000	86,894
Hong Kong & China Gas Co., Ltd.	84,000	127,029
Snam SpA	9,397	52,212
		374,028
Hand/Machine Tools — 0.7%
Amada Co., Ltd.	170,400	1,509,875
Sandvik AB	3,286	70,821
Schindler Holding AG	342	76,660
Techtronic Industrials Co., Ltd.	54,375	911,111
		2,568,467
Healthcare-Products — 2.8%
Alcon, Inc.	76,310	5,895,528
Alcon, Inc., ADR	1,128	86,845
Cochlear, Ltd.	376	61,380
Coloplast A/S, ADR	1,070	16,018
Coloplast A/S, Class B	327	49,193
Essilor International Cie Generale d’Opitque SA	17,201	3,002,790
EssilorLuxottica SA, ADR	144	12,466
Fisher & Paykel Healthcare Corp, Ltd.	1,512	28,414
Koninklijke Philips	34,617	1,182,473
Koninklijke Philips NV, ADR	1	34
Olympus Corp.	2,000	40,621
QIAGEN NV*	2,099	104,299
Siemens Healthineers AG (a)	1,037	66,545
Smith & Nephew, PLC	2,242	40,100
Sysmex Corp.	300	24,015

	Number of Shares	Value
Healthcare-Products — (Continued)
Sysmex Corp., ADR*	450	$17,901
Terumo Corp.	1,362	44,236
		10,672,858
Healthcare-Services — 0.3%
Apollo Hospitals Enterprise, Ltd.	8,206	525,225
BioMerieux	482	52,977
Fresenius Medical Care AG & Co., KGaA	459	29,449
Lonza Group AG	182	125,926
Lonza Group AG, ADR*	370	25,497
Sonic Healthcare Ltd., SP ADR	3,345	84,963
Wuxi Biologics Cayman, Inc.* (a)	10,500	86,850
		930,887
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	10,000	70,111
Jardine Matheson Holdings Ltd., ADR	644	38,691
Jardine Matheson Holdings, Ltd.	1,000	59,500
MELI Kaszek Pioneer Corp.*	20,089	202,698
		371,000
Home Builders — 0.1%
Sekisui Chemical Co., Ltd.	24,632	403,373
Sekisui House, Ltd.	4,000	81,552
		484,925
Home Furnishings — 0.2%
Electrolux AB, Class B	972	17,404
Panasonic Corp.	4,000	41,773
Sharp Corp. (Japan)	3,000	28,368
Sony Corp., SP ADR*	4,806	492,759
		580,304
Household Products/Wares — 0.0%
Henkel Ag & Co., KGaA	454	34,907
Insurance — 5.0%
Admiral Group, PLC	60,119	2,394,889
Aegon NV	14,288	70,580
Ageas SA NV	2,481	119,352
AIA Group, Ltd.	77,000	799,556
AIA Group, Ltd., SP ADR	9,630	402,919
Allianz SE, SP ADR	6,060	137,017
Aon, PLC, Class A	24,359	7,116,238
Baloise Holding AG	522	87,562
CNP Assurances	12,462	303,740
Dai-ichi Life Holdings, Inc.	6,692	138,980
Hannover Rueck SE	286	52,653
Lancashire Holdings, Ltd.	348,744	2,195,866
Legal & General Group, PLC	36,815	136,122
Manulife Finanical Corp.	6,860	138,984
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	1,100	30,074

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Insurance — (Continued)
New China Life Insurance Co., Ltd., Class H	16,800	$48,079
NN Group NV	3,039	145,857
Ping An Insurance Group Co. of China, Ltd., Class H	9,500	73,660
Prudential PLC, SP ADR	2,925	44,222
Sampo, Class A, PLC	54,988	2,594,590
Sun Life Financial, Inc.	2,753	144,698
Suncorp Group, Ltd.	18,597	144,661
T&D Holdings, Inc.	5,200	75,522
Topdanmark AS	27,521	1,571,999
Zurich Insurance Group AG	202	92,717
Zurich Insurance Group AG, ADR	740	33,748
		19,094,285
Internet — 4.2%
51job, Inc., ADR*	669	34,654
Alibaba Group Holding, Ltd.*	95,500	1,257,150
Alibaba Group Holdings, Ltd., SP ADR*	4,776	502,388
Autohome, Inc., ADR*	3,016	92,259
Baidu, Inc., SP ADR*	6,630	1,010,677
East Money Information Co., Ltd., Class A	120,217	512,864
JD.com, Inc., Class A*	12,737	454,964
JD.com, Inc., ADR*	13,437	962,492
JOYY, Inc., ADR	675	31,246
Meituan, ADR*	4,299	190,962
Meituan Dianping, Class B* (a)	17,300	384,322
momo.com, Inc.	12,000	427,189
Naspers, Ltd.	10,814	1,361,814
Naver Corp.	1,033	275,251
Pinduoduo, Inc., ADR*	3,687	191,208
Prosus NV, ADR	2,020	25,068
Seek, Ltd.	4,272	83,402
Tencent Holdings, Ltd.	131,530	7,097,533
Tencent Holdings, Ltd., ADR	18,076	972,308
Tencent Music Entertainment Group, ADR*	5,583	30,092
Trip.com Group Ltd., ADR*	1,218	31,449
Vipshop Holdings, Ltd., ADR*	4,069	35,278
Weibo Corp., SP ADR*	996	27,320
Wix.com Ltd.*	292	26,741
Z Holdings Corp.	6,577	32,193
		16,050,824
Investment Companies — 2.8%
Groupe Bruxelles Lambert SA	76,170	7,909,231
Kinnevik AB, Class B*	849	21,616
Melrose Indust, Plc	1,297,679	2,567,429
Wendel SA	888	90,149
		10,588,425

	Number of Shares	Value
Iron/Steel — 0.5%
BlueScope Steel, Ltd.	6,357	$94,134
Cia Siderurgica Nacional SA, SP ADR	41,580	201,663
Fortescue Metals Group, Ltd.	5,658	75,378
Nippon Steel & Sumitomo Metal Corp.	8,000	146,472
Posco, SP ADR*	3,580	212,365
Vale SA, SP ADR	51,261	947,816
Voestalpine AG	1,763	58,269
		1,736,097
Leisure Time — 0.1%
Merida Industry Co., Ltd.	26,351	268,382
Shimano, Inc.	236	54,957
		323,339
Life Sciences Tools & Services — 0.6%
Eurofins Scientific SE*	21,531	2,184,925
Lodging — 0.1%
Huazhu Group, Ltd., ADR*	2,525	104,434
InterContinental Hotels Group, PLC	1,515	105,494
		209,928
Machinery-Construction & Mining — 0.4%
Epiroc AB, Class A*	62,724	1,178,626
Hitachi Ltd., ADR*	1,830	180,987
Hitachi, Ltd.	901	44,557
Komatsu, Ltd.	4,400	101,217
Siemens Energy AG	960	22,832
		1,528,219
Machinery-Diversified — 1.5%
Atlas Copco AB, Class A	1,701	87,234
Atlas Copco AB, Class A, SP ADR	1,656	83,843
CNH Industrial NV	6,623	94,209
FANUC Corp.	300	55,111
GEA Group AG	83,173	3,637,064
Keyence Corp.	1,300	614,901
Kone Corp., Class B	748	43,649
Kubota Corp., SP ADR*	883	78,764
NARI Technology Co. Ltd., Class A	97,650	551,658
SMC Corp.	110	65,711
SMC Corp., ADR*	2,280	68,286
Spirax-Sarco Engineering, PLC	2,935	467,708
Sumitomo Heavy Industries, Ltd.	2,000	48,461
		5,896,599
Media — 1.9%
Informa, PLC*	4,850	38,402
Liberty Media Corp-Liberty Formula One, Class C*	7,201	437,317
Pearson, PLC, SP ADR	15,198	134,350
Shaw Communications, Inc., Class B	9,386	281,392

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Media — (Continued)
Thomson Reuters Corp.	1,419	$143,390
Vivendi SA, ADR*	5,370	67,447
Wolters Kluwer	59,729	6,085,790
Wolters Kluwer NV, SP ADR	667	67,600
		7,255,688
Metal Fabricate/Hardware — 0.1%
Tenaris SA, ADR	11,745	304,548
Mining — 1.6%
Agnico Eagle Mines, Ltd.	827	41,755
Antofagasta, PLC	8,790	177,980
Barrick Gold Corp.	6,196	139,844
BHP Billiton Ltd., SP ADR	1,848	125,276
Boliden AB	2,900	128,993
Cameco Corp.	16,005	393,403
Franco-Nevada Corp.	1,038	152,710
Ganfeng Lithium Co. Ltd., Class H (a)	27,800	471,827
Groupo Mexico SAB de CV SA, Class B	256,071	1,308,049
Hindalco Industries Ltd.	52,889	406,459
Lynas Rare Earths, Ltd.*	44,632	337,836
MMC Norilsk Nickel PJSC, ADR	2,034	26,178
Newmont Corp.	9,752	645,582
Norsk Hydro ASA	15,202	144,359
Polyus PJSC(a)‡	1,719	115,551
Rio Tinto, PLC, SP ADR	1,709	134,293
South32 Ltd.	44,192	155,115
Southern Copper Corp.	3,807	264,168
Sumitomo Metal Mining Co., Ltd.	2,000	99,765
Teck Resources, Ltd., Class B	8,215	295,329
Wheaton Precious Metals Corp.	12,091	529,465
		6,093,937
Miscellaneous Manufacturing — 0.4%
Alfa Laval AB	28,978	939,783
Knorr-Bremse AG	346	30,503
Orica Ltd.	5,536	59,024
Siemens AG	1,920	270,495
Sunny Optical Technology Group Co., Ltd.	3,869	92,717
Toshiba Corp.	96	3,827
		1,396,349
Office/Business Equipment — 0.0%
Canon, Inc.	2,700	63,539
Fujifilm Holdings Corp.	1,100	69,921
		133,460
Oil & Gas — 3.3%
BP, PLC, SP ADR	1	29

	Number of Shares	Value
Oil & Gas — (Continued)
Canadian Natural Resources, Ltd.	4,335	$242,023
DCC, PLC	81,870	6,424,660
Eni SpA	96,055	1,494,112
Equinor ASA, SP ADR	3,137	98,690
Galp Energia SGPS SA	3,396	37,592
Idemitsu Kosan Co., Ltd.	1,100	29,487
Imperial Oil, Ltd.	2,792	125,193
Inpex Corp.	6,228	64,195
Lundin Petroleum AB	1,163	42,914
Neste Oyj	756	29,480
OMV AG	4,843	230,544
PetroChina Co. Ltd., Class H	664,000	355,656
Petroleo Brasileiro, SP ADR*	52,593	751,554
Reliance Industries, Ltd.	37,073	1,167,121
Repsol SA	7,844	101,784
Santos Ltd.	19,946	106,228
Shell, PLC, ADR	14,983	784,959
Suncor Energy, Inc.	1,090	33,278
Total SA, SP ADR	7,259	366,797
Woodside Petroleum, Ltd.	7,291	152,355
		12,638,651
Oil & Gas Services — 0.1%
SCHLUMBERGER Ltd.	7,435	291,749
Packaging & Containers — 0.2%
Ball Corp.	7,073	634,731
Pharmaceuticals — 8.2%
Alfresa Holdings Corp.	256,100	3,941,203
Aspen Pharmacare Holdings, Ltd., ADR	6,986	91,377
Astellas Pharma, Inc.	94,800	1,581,665
Astellas Pharma, Inc., ADR*	190	3,169
AstraZeneca, PLC, SP ADR	7,332	446,372
Bausch Health Cos., Inc.*	3,548	85,365
Bayer AG	1,102	63,655
Celltrion, Inc.	122	16,338
Chugai Pharmaceutical Co., Ltd.	2,000	66,347
CSPC Pharmaceutical Group, Ltd.	23,040	27,311
Daiichi Sankyo Co., Ltd.	4,148	101,192
Daiichi Sankyo Co., Ltd., ADR*	876	21,392
Dr. Reddy’s Laboratories, Ltd., ADR	3,953	211,169
Glaxosmithkline, PLC	208,987	4,358,266
Glaxosmithkline, PLC, SP ADR	8,330	348,694
Grifols SA,ADR	2,969	36,697
Kobayashi Pharmaceutical Co., Ltd.	1,671	143,120
Merck KGaA	587	116,430
Novartis AG	45,386	3,989,042
Novartis AG, SP ADR	5,895	515,577
Novo Nordisk A/S, Class B	24,022	2,485,880
Novo-Nordisk AS, SP ADR	6,449	663,925

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Pharmaceuticals — (Continued)
Ono Pharmaceutical Co, Ltd.	2,900	$71,398
Orion Corporation, Class B	672	31,556
Otsuka Holdings Co., Ltd.	1,100	37,922
Recordati SpA	55,506	2,714,889
Roche Holdings AG	9,235	3,497,605
Roche Holdings AG, SP ADR	12,016	567,516
Sanofi	35,823	3,744,678
Sanofi, ADR	5,834	305,993
Taisho Pharmaceutical Holdings Co. Ltd.	600	29,784
Takeda Pharmaceutical Co., Ltd.	1,600	48,784
UCB SA	546	59,589
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	14,900	858,558
		31,282,458
Pipelines — 0.1%
Enbridge, Inc.	6,937	299,540
TC Energy Corp.	800	42,968
		342,508
Private Equity — 0.5%
3i Group, PLC	3,463	61,691
Antin Infrastructure Partners SA*	12,332	323,005
Bridgepoint Group PLC* (a)	131,946	599,167
Macquarie Korea Infrastructure Fund	26,497	302,441
Partners Group Holding AG	515	696,171
		1,982,475
Real Estate — 0.4%
Aroundtown SA	6,368	39,266
China Resources Land, Ltd.	13,714	66,709
CK Asset Holdings, Ltd.	11,000	69,476
Daito Trust Construction Co., Ltd.	300	33,192
Deutsche Wohnen SE	1,095	45,257
Great Eagle Holdings, Ltd.	377,662	954,823
Longfor Group Holdings, Ltd. (a)	13,000	69,518
REA Group, Ltd.	633	61,014
Sunac Services Holdings, Ltd. (a)	620	530
Swiss Prime Site AG	538	52,721
Vonovia SE	1,569	83,288
Wharf Holdings Ltd., (The)	14,000	50,652
Wharf Real Estate Investment Co., Ltd.	14,000	62,850
		1,589,296
REITS — 0.2%
Ascendas Real Estate Investment Trust	23,000	47,160
CapitaLand Mall Trust	25,000	39,125
Daiwa House REIT Investment Corp.	24	65,089

	Number of Shares	Value
REITS — (Continued)
Goodman Group	6,677	$108,032
Japan Prime Realty Investment Corp.	15	48,839
Japan Real Estate Investment Corp.	6	32,051
Japan Retail Fund Investment Corp.	76	61,510
Nippon Prologis REIT, Inc.	15	44,101
Segro, PLC	5,434	94,503
Unibail-Rodamco-Westfield*	938	71,500
United Urban Investment Corp.	51	58,472
		670,382
Retail — 2.4%
ANTA Sports Products, Ltd.	5,561	84,934
Astra International Tbk PT, ADR	3,615	29,896
Cie Financiere Richemont SA	12,160	163,552
Fast Retailing Co., Ltd.	147	79,293
Hennes & Mauritz AB, Class B	2,490	41,556
Industria de Diseno Textil SA, ADR	7,152	93,191
Jiumaojiu International Holdings Ltd. (a)	153,000	343,715
Lawson, Inc.	1,100	45,865
McDonald’s Holdings Co. Japan, Ltd.	700	30,099
Moncler SpA	774	46,479
Next, PLC	352	32,230
Nitori Holdings Co., Ltd.	53	7,975
Pet Center Comercio e Participacoes SA	91,600	308,751
Restaurant Brands International, Inc.	3,260	182,495
Sundrug Co., Ltd.	20,000	544,438
Swatch Group AG, (The)	12,349	3,797,519
TITAN COMPANY, Ltd.	24,206	822,193
Tsuruha Holdings	24,400	1,961,633
Wal-Mart de Mexico SAB de CV	119,748	456,049
Wal-Mart de Mexico SAB de CV, SP ADR	1,129	42,755
Yum China Holdings, Inc.	2,448	127,345
Zalando SE* (a)	166	10,987
Zhongsheng Group Holdings, Ltd.	7,000	48,881
		9,301,831
Semiconductors — 8.4%
ASE Technology Holding Co., Ltd. ADR	6,033	43,619
ASML Holding NV	1,360	909,875
ASML Holding NV, ADR	1,608	1,071,748
Mediatek, Inc.	25,000	987,896
Micron Technology, Inc.	10,103	897,753
Rohm Co., Ltd.	40	3,190

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
Semiconductors — (Continued)
Samsung Electronic Co., Ltd.	109,816	$6,616,787
Samsung Electronic Co., Ltd., GDR	3,744	5,616,675
SiTime Corp.*	1,520	307,253
SK Hynix, Inc.	917	95,601
SUMCO Corp.	34	567
Taiwan Semiconductor Manufacturing Co., Ltd.	265,000	5,697,383
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	86,954	9,304,948
Tokyo Electron, Ltd.	400	196,311
Tokyo Electron, Ltd., ADR*	1,048	127,950
United Microelectronics Corp., SP ADR	36,418	337,959
		32,215,515
Software — 1.5%
BlackBerry, Ltd.*	10,732	73,729
Dassault Systemes SE	2,375	114,561
Dassault Systemes SE, ADR	2,450	118,825
Kaspi.KZ JSC	7,718	462,513
Kingsoft Corp, Ltd.	6,000	22,439
NetEase, Inc.	83,000	1,605,362
NetEase, Inc., ADR	1,970	187,820
Nexon Co., Ltd.	2,300	50,249
Open Text Corp.	2,121	92,264
Oracle Corp. Japan	400	28,570
Playtech, PLC*	107,589	962,691
SAP SE, SP ADR	2,021	227,524
SimCorp A/S	18,507	1,671,369
TeamViewer AG*	4,442	35,225
Ubisoft Entertainment SA, ADR*	3,370	36,126
		5,689,267
Telecommunications — 2.6%
America Movil SAB de CV, Class L, SP ADR	7,257	131,497
BCE, Inc.	5,954	312,764
Bharti Airtel Ltd.*	38,356	350,738
Chunghwa Telecom Co., Ltd., SP ADR	10,212	455,557
Deutsche Telekom AG, SP ADR	5,690	101,851
Elisa OYJ	1,300	72,029
GDS Holdings, Ltd., ADR*	787	35,037
KDDI Corp.	74,948	2,438,902
Millicom International Cellular SA, SDR*	116	2,691
MTN Group, Ltd.*	69,023	861,583
NICE Ltd., SP ADR*	288	65,160
Nippon Telegraph & Telephone Corp.	2,100	60,356
Nokia OYJ, SP ADR*	12,708	67,988
Nippon Telegraph & Telephone Corp. ADR*	984	28,447

	Number of Shares	Value
Telecommunications — (Continued)
Orange SA	5,001	$60,471
PLDT, Inc., SP ADR	2,630	92,550
SK Telecom Co. Ltd., SP ADR	2	50
SoftBank Corp.	7,979	100,810
Softbank Group Corp., ADR*	7,968	178,882
Swisscom AG	318	190,486
Tele2 AB, Class B	1,551	20,552
Telefonaktiebolaget LM Ericsson, Class B	427,356	3,932,486
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	23,154
Telefonica Brasil SA, ADR	3,635	35,587
Telefonica SA	9,725	46,446
Telekomunikasi Indonesia Persero Tbk PT	962,800	290,682
Telenor ASA, ADR	3,481	51,623
		10,008,379
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	58,649
Nintendo Co., Ltd.	200	101,290
Nintendo Co., Ltd., ADR*	1,152	73,233
		233,172
Transportation — 0.8%
Aurizon Holdings, Ltd.	22,111	56,403
Canadian National Railway Co.	3,433	425,658
Canadian Pacific Railway, Ltd.	1,504	105,701
Deutsche Post AG, SP ADR	3,012	150,269
DSV AS	8,434	1,552,335
DSV PANALPINA A S, ADR	826	75,695
East Japan Railway Co.	900	53,468
Keio Corp.	1,100	45,009
Kintetsu Group Holdings Co., Ltd.	1,120	33,647
Kuehne + Nagel International AG	113	30,817
Mitsui OSK Lines, Ltd.	3,000	245,910
Odakyu Electric Railway Co., Ltd.	2,200	36,297
Poste Italiane SpA (a)	3,442	39,478
SG Holdings Co., Ltd.	2,446	51,843
West Japan Railway Co.	750	32,358
ZTO Express Cayman, Inc., ADR	3,209	94,473
		3,029,361
Water — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	4,592	36,782
Severn Trent, PLC	2,060	79,255
United Utilities Group, PLC	268,683	3,856,337
		3,972,374
TOTAL COMMON STOCKS
(Cost $301,185,044)		346,340,720

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2022 (unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 0.4%
Auto Manufacturers — 0.0%
Porsche Auto SE, 2.522%	851	$84,937
Banks — 0.1%
Banco Bradesco SA, ADR, 4.765%	40,500	156,330
Bancolombia SA, SP ADR, 0.689%	1,414	51,229
		207,559
Chemicals — 0.1%
Fuchs Petrolub SE, 2.765%	13,769	544,025
Cosmetics/Personal Care — 0.2%
LG Household & Health Care, Ltd., 2.295%	1,532	671,488
Electronics — 0.0%
Sartorius AG, 0.187%	88	38,853
TOTAL PREFERRED STOCKS
(Cost $1,787,783)		1,546,862

EXCHANGE TRADED FUNDS — 0.3%
Diversified Financial Services — 0.3%
Ishares MSCI India ETF	10,140	443,625
iShares MSCI Saudi Arabia ETF	13,576	632,506
		1,076,131
TOTAL EXCHANGE TRADED FUNDS
(Cost $891,820)		1,076,131

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 8.1%
U.S. Bank Money Market Deposit Account, 0.01%(b)	30,898,758	$30,898,758
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,898,758)		30,898,758
TOTAL INVESTMENTS — 99.5%
(Cost $334,763,405)		379,862,471
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,906,736
NET ASSETS — 100.0%		$381,769,207

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 28, 2022, total market value of Rule 144A securities is $5,242,346 and represents 1.40% of net assets.

(b)	The rate shown is as of February 28, 2022.

‡

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2022, these securities amounted to $115,551 or 0.03% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SDR	Special Drawing Right

SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 28, 2022 (unaudited)

ASSETS
Investments, at value (cost $303,864,647)	$348,963,713
Short-term investments, at value (cost $30,898,758)	30,898,758
Foreign currency, at value (cost $323,662)	294,771
Receivables for:
Investments sold	1,137,418
Capital shares sold	538,050
Dividends	792,246
Prepaid expenses and other assets	28,587
Total assets	$382,653,543

LIABILITIES
Payables for:
Investments purchased	474,021
Capital shares redeemed	100,020
Sub-advisory fees	141,443
Other accrued expenses and liabilities	168,852
Total liabilities	884,336
Net assets	$381,769,207

NET ASSETS CONSIST OF:
Par value	$35,269
Paid-in capital	350,919,931
Total distributable earnings/(loss)	30,814,007
Net assets	$381,769,207

CAPITAL SHARES:
Net Assets	$381,769,207
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	35,268,935
Net asset value, offering and redemption price per share	$10.82

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $289,999)	$2,690,900
Total investment income	2,690,900

EXPENSES
Sub-advisory fees (Note 2)	911,798
Custodian fees (Note 2)	191,834
Administration and accounting services fees (Note 2)	118,683
Audit fees	36,113
Transfer agent fees (Note 2)	25,035
Legal fees	22,763
Director fees	21,024
Officer fees	15,410
Registration and filing fees	13,702
Printing and shareholder reporting fees	2,775
Other expenses	68,804
Total expenses	1,427,941
Net investment income/(loss)	1,262,959

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions	(2,954,849)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(32,421,743)
Net realized and unrealized gain/(loss) on investments	(35,376,592)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,113,633)

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$1,262,959	$3,610,463
Net realized gain/(loss) from investments and foreign currency transactions	(2,954,849)	13,243,783
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(32,421,743)	44,996,998
Net increase/(decrease) in net assets resulting from operations	(34,113,633)	61,851,244

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(5,072,140)	(2,348,112)
Net decrease in net assets from dividends and distributions to shareholders	(5,072,140)	(2,348,112)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,674,880	55,323,661
Reinvestment of distributions	4,234,119	1,902,390
Shares redeemed	(9,777,752)	(12,861,612)
Net increase/(decrease) in net assets resulting from capital share transactions	38,131,247	44,364,439
Total increase/(decrease) in net assets	(1,054,526)	103,867,571

NET ASSETS:
Beginning of period	382,823,733	278,956,162
End of period	$381,769,207	$382,823,733

SHARE TRANSACTIONS:
Shares sold	3,786,540	4,875,177
Shares reinvested	363,132	175,659
Shares redeemed	(849,396)	(1,170,002)
Net increase/(decrease) in shares	3,300,276	3,880,834

The accompanying notes are an integral part of the financial statements.

17

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Period April 17, 2018(1) to August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$11.97		$9.93	$9.27	$9.61	$10.00
Net investment income/(loss)(2)	0.04		0.12	0.12	0.14	0.08
Net realized and unrealized gain/(loss) from investments	(1.04)		2.00	0.67	(0.35)	(0.47)
Net increase/(decrease) in net assets resulting from operations	(1.00)		2.12	0.79	(0.21)	(0.39)
Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.08)	(0.13)	(0.13)	—
Total dividends and distributions to shareholders	(0.15)		(0.08)	(0.13)	(0.13)	—
Net asset value, end of period	$10.82		$11.97	$9.93	$9.27	$9.61
Total investment return/(loss)(3)	(8.51	)%(4)	21.46%	8.61%	(2.12)%	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$381,769		$382,824	$278,956	$163,375	$176,968
Ratio of expenses to average net assets	0.74	%(5)	0.75%	0.75%	0.94%	0.80	%(5)
Ratio of net investment income/(loss) to average net assets	0.66	%(5)	1.08%	1.24%	1.56%	2.21	%(5)
Portfolio turnover rate	24	%(4)	48%	55%	81%	36	%(4)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

18

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2022 (unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (unaudited)

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$346,340,720	$71,784,629	$274,440,540	$115,551
Exchange Traded Funds	1,076,131	1,076,131	—	—
Preferred Stocks	1,546,862	207,559	1,339,303	—
Short-Term Investments	30,898,758	30,898,758	—	—
Total Investments*	$379,862,471	$103,967,077	$275,779,843	$115,551

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (unaudited)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (unaudited)

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Mawer Investment Management, Ltd. and Setanta Asset Management Limited each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (unaudited)

the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $911,798, or the rate of 0.47%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. During the current fiscal period, the Adviser received $59,350.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$114,114,330	$84,840,154

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The

23

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (unaudited)

Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$310,464,557	$89,139,805	$(15,314,240)	$73,825,565

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2021, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$4,089,153	$—	$(7,914,938)	$73,825,565	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2021	$2,348,112	$—	$2,348,112

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund had utilized $13,038,768. As of August 31, 2021, the Fund had short-term capital loss carryforwards of $7,914,938.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be

24

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2022 (unaudited)

required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

25

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Adviser as the program administrator for the Adviser Program. The Adviser has delegated oversight of the Adviser Program to its Compliance Committee, whose process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund held a percentage of highly liquid assets above its highly liquid investment minimum at all times during the Period; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

26

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQU-SAR22

Boston Partners Investment Funds of The RBB Fund, Inc.

Semi-Annual Report
February 28, 2022 (Unaudited)

Boston Partners All-Cap Value Fund
Boston Partners Small Cap Value Fund II
WPG Partners Select Small Cap Value Fund
WPG Partners Small/Micro Cap Value Fund
Boston Partners Global Sustainability Fund
Boston Partners Global Equity Fund
Boston Partners Emerging Markets Fund
Boston Partners Long/Short Equity Fund
Boston Partners Long/Short Research Fund
Boston Partners Global Long/Short Fund
Boston Partners Emerging Markets Dynamic Equity Fund

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Overview

There were three primary events that shaped the investment environment over the six-month period ended February 28, 2022: 1) The rise and fall of Omicron cases, 2) the surge in inflationary pressures and the Federal Reserve’s “pivot” response, and 3) the Russian invasion of neighboring Ukraine.

The stock market, as measured by the S&P 500 Index, gave ground over the period, dropping by -2.62% on a total return basis, with the bulk of the damage inflicted during the final two months of the period. While “risk-off” was generally the preferred trading strategy over the last six months, there were few places to “hide”. Categories that stood out as “safe havens” during the period were: gold, which returned +3.89%, the U.S. dollar, which gained +4.41% and the Japanese yen, which advanced by +4.53%.

U.S. Treasuries, which are often the beneficiary of a “risk-off” trading environment, were largely ineffective as a hedge, as fear of additional and ongoing supply chain disruptions and the corresponding inflationary impact triggered a loss of -3.47% for the sector and interest rates rose during the period by an average of 0.75% across maturities ranging from 2-years to 30-years in length.

Results

Four sectors wound up posting positive total returns over the period: Energy, Consumer Staples, Financials and Utilities. Energy vastly dominated all other sectors with a return of +50.52%, as U.S. crude oil prices jumped from $68.59 to $95.72 per barrel, a gain of nearly 40%. The Consumer Staples sector rose by +5.61%, as the late fall/early winter surge in Omicron cases had consumers once again craving everyday necessities. The +1.25% gain posted by the Financials sector was largely driven by the returns generated by banks, which were the beneficiary of the aforementioned jump in rates that, in turn, helped to expand the industry’s net interest margin. The +0.58% return of the Utilities sector was somewhat of an anomaly, as rising rates usually act as a headwind to the sector, but in today’s yield-starved environment, the sector found support from investors seeking their dividend flow and was the second-highest performing of all sectors after Energy during the period.

Pulling up the rear for the period was the Communication Services sector, dropping by -18.51%, largely due to a -44.38% loss in Meta Platforms (Facebook), which reported weaker than expected fourth-quarter results and a first-quarter outlook that was well below expectations, largely due to new security protocols from Apple that will limit Meta Platforms’ ability to target Apple’s users’ preferences.

The returns of different “risk-on” versus “risk-off” investment metrics were somewhat mixed during the period, as large-cap stocks beat small-cap stocks (Russell 1000 Index: -3.88% vs. Russell 2000 Index: -9.46%) and high-quality stocks-those rated “B+” or higher by S&P Global Ratings-trounced those rated “B” or lower, -5.02% to -19.18%. In a twist, high-beta stocks led low-beta stocks with the highest beta quintile of the S&P 500 Index outpacing the lowest beta quintile, +5.40% to -1.90%, although a large part of that can be explained by several energy stocks that carry high-betas and produced high returns.

As a style, Value stocks led Growth stocks across all three capitalization ranges for the period, as the Russell 1000 Value Index beat the Russell 1000 Growth Index (+0.40% to -7.75%); the Russell Mid Cap Value Index outperformed the Russell Mid Cap Growth Index (-0.39% to -15.80%); and the Russell 2000 Value Index came in ahead of the Russell 2000 Growth Index (-2.10% to -16.37%).

Over the period, these three Value capitalization ranges beat their Growth counterparts by a collective +12.59% on average, the best relative performance over six-months for Value since the peak of the COVID-19 pandemic and, before that, the bursting of the “Dot Com Bubble” in ‘01/’02.

Stocks outside of the U.S. once again lagged the S&P 500 Index during the period, with the MSCI EAFE Index of developed market stocks dropping by -3.19% (as compared to the S&P 500 Index’s return of -2.62%) in local currency terms and by -6.65% in U.S. dollar terms given the greenback’s strength over the period.

In local currency terms, the MSCI EM Index, which returned -7.56% for the period, also trailed the S&P 500 Index, but fell far behind the S&P 500 Index’s return in $USD terms, with a loss of -9.81%. This was largely due to a loss of -39.92% for the Turkish lira against the dollar as Turkey battles both geopolitical and inflation pressures and, more recently, the -25.31% drop in the Russian ruble, a by-product of the recent, broad-based financial sanctions imposed against the country.

Looking Ahead

Anyone who believed Russian President Vladimir Putin’s earlier assertations that there would be no invasion of Ukraine...even after amassing an estimated 190,000 troops along Ukraine’s border (approximately ½ of Russia’s military personnel), most likely feels pretty foolish and remorseful right now.

Earlier hopes that Putin would be content in taking control of just the Donetsk and Luhansk regions of Ukraine, which were previously occupied by Russian insurgents, were soon dashed as bombing and columns of Russian soldiers forged deeper into the country.

The Kremlin and Putin have been adamant with their demands: an end to NATO expansion in Europe, a rollback of previous NATO expansions, removal of American nuclear weapons from Europe and guarantees that Ukraine will be governed with strict Russian influence like Belarus and Georgia. A long list that we believe has zero chance of completion in its entirety.

With control of the world’s largest nuclear arsenal, the greatest fear is that Putin morphs into some Russian version of Dr. Strangelove. The $64,000 question is whether the stranglehold of sanctions that have been imposed so far will make Putin back-off or infuriate him further.

Semi-Annual Report 2022  |  1

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY (concluded)

What is clear is that, even if some sort of resolution or compromise is achieved, energy prices will likely remain at elevated levels for the foreseeable future, keeping inflationary pressures higher for longer.

With the invasion of Ukraine, future contracts indicate that the probability of a 50-basis point hike in the U.S. Federal Funds rate in March has fallen from over 80% on February 10, 2022, to 0% as this letter is being written. Paradoxically, higher inflation will help to assure the U.S. Federal Reserve’s (the “Fed”) goal of cooling the demand side of the economy to help contain inflationary pressures. Chairman Powell has stated that the invasion will not deter the Fed from hiking rates, but that rate hikes will be executed in a controlled fashion, which most believe to mean a series of 25-basis point hikes at each Fed meeting into next year.

With a 25-basis point rate hike all but assured immediately following the Fed’s meeting on the 15th and 16th of March 2022, and the cessation of quantitative easing bond purchases, updates to the “dot plot” will be of keen interest. One should expect the new plot to indicate a greater number of hikes for a longer period of time, as the Core Personal Consumption Price Index (PCE) stands at 5.40% as of February 28, 2022, a 38-year high and a mile away from the Fed’s target of 2%.The trick for the Fed is to cool the economy enough to control inflation without pushing the economy into a recession, something that looks good on paper, but has almost no historical precedence.

Following Russia’s invasion of Ukraine, the S&P 500 Index initially posted a gain of +3.54% by the end of February 2022, perhaps a reflection of market sentiment already being at decade low levels and “washed-out”, or history indicating that military conflicts have little lasting impact on markets, or the sharp improvement in the COVID-19 situation that has fostered a quick rebound in services spending, or by following a phrase that legendary German/U.S. banker Nathan Mayer Rothschild allegedly coined: “Buy on the sound of the cannon, sell on the sound of trumpets”.

Since then, the market has given back those gains, a stark reminder that investors should expect a volatile investment environment until a cease-fire is at hand.

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BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (unaudited)

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of February 28, 2022 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Basis point refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001.

Beta or beta coefficient is a measure of a stock or portfolio’s level of systematic and unsystematic risk based on in its prior performance. In general, a higher beta indicates a more volatile security in relation to its benchmark and lower beta indicates a less volatile security in relation to its benchmark.

Bloomberg Barclays US Aggregate Bond Index “US Aggregate Bond Index” is a broad base bond market index consisting of approximately 10,000 bonds, representing intermediate term investment grade bonds traded in the United States.

Consumer Price Index: An index of the variation in prices paid by typical consumers for retail goods and other items.

Earnings per share: Is the portion of a company’s profit allocated to each outstanding share of common stock.

Free cash flow yield is an indicator that compare free cash flow and market cap. It is a representation of the income created by an investment.

Growth stocks typically are more volatile than value stocks; however, value stocks generally have a lower expected growth rate in earnings and sales.

High Dividend: The MSCI High Dividend Yield Factor aims to capture the high dividend yield equity opportunity set within a standard MSCI parent index (U.S.) by including only securities that offer a higher than average dividend yield (i.e. at least 30% higher) relative to that of the parent index and that pass dividend sustainability and persistence screens.

JP Morgan Emerging Markets Currency Index is a market-cap weighted index of 10 emerging market currencies versus the US dollar.

Mergers and Acquisitions (M&A) is a general term that refers to the consolidation of companies or assets through various types of financial transactions.

Momentum: High Momentum companies are characterized in the literature as companies with high price performance in the recent history, up to 12-months. High Momentum companies tend to continue their high price performance over the near term, typically over a 6 – 12 month period.

MSCI EAFE (EAFE) Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. It is maintained by MSCI Inc., a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and Far East.

MSCI Emerging Markets (EM) Index is an index created by Morgan Stanley Capital International (MSCI) designed to measure equity market performance in global emerging markets.

MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 Developed Markets Countries.

MSCI World Value NR Index is an index tracking value stocks, which are stocks with prices lower than their intrinsic values.

A net return index includes reinvesting the after tax dividends. A gross return index includes reinvesting the before tax dividends. In general, a net return index should under perform a gross return index.

OROA: Operating Return on Operating Assets

P/B: Price/Book: A valuation ratio of a company’s current share price compared to its book value.

P/E: Price/Earnings: A valuation ratio of a company’s current share price compared to its per-share earnings.

Quality has long been established as an investment approach, dating back to Benjamin Graham, but it is less well accepted as a factor, especially when compared with value, size, yield, momentum and low volatility. By “factor”, we mean any characteristic that helps explain the risk and returns of a group of securities.

ROE: Return on Equity: measures a corporation’s profitability by revealing how much profit a company generates with the money invested.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 93% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

Russell 2000® Growth Index is an unmanaged index that measures the performance of Russell 2000 companies with higher price-to-

Semi-Annual Report 2022  |  3

BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (concluded) (unaudited)

book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 97% of the investable U.S. equity market.

Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® Index. It includes companies that display signs of above average growth.

Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures performance of the 800 smallest companies in the Russell 1000® Index.

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

Trade Weighted U.S. Dollar Index: Major Currencies is a weighted average of the foreign exchange value of the U.S. dollar against a subset of the broad index currencies that circulate widely outside the country of issue. Major currencies index includes the Euro Area, Canada, Japan, United Kingdom, Switzerland, Australia, and Sweden.

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BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022 (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners All-Cap Value Fund
Institutional Class	3.03%	17.66%	10.32%	12.67%	N/A
Investor Class	2.91%	17.39%	10.04%	12.41%	N/A
Russell 3000® Value Index	0.25%	14.42%	9.34%	11.63%	N/A
Russell 3000® Index(1)	–4.24%	12.29%	14.68%	14.27%	N/A
(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
Boston Partners Small Cap Value Fund II
Institutional Class	–0.23%	12.38%	7.93%	10.86%	N/A
Investor Class	–0.38%	12.10%	7.66%	10.58%	N/A
Russell 2000® Value Index	–2.10%	6.63%	7.97%	10.66%	N/A
Russell 2000® Index(1)	–9.46%	-6.01%	9.50%	11.18%	N/A
(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
WPG Partners Select Small Cap Value Fund
Institutional Class(1)	N/A	N/A	N/A	N/A	5.20%
Russell 2000® Value Index	N/A	N/A	N/A	N/A	–4.39%	(2)
(1) Inception date of the Fund was December 29, 2021.
(2) Index Performance is from inception date of the Class only and is not the inception date of the index itself.
WPG Partners Small/Micro Cap Value Fund
Institutional Class	10.63%	23.32%	7.94%	8.46%	N/A
Russell 2000® Value Index	–2.10%	6.63%	7.97%	10.66%	N/A
Boston Partners Global Sustainability Fund
Institutional Class(1)	N/A	N/A	N/A	N/A	–2.80%
MSCI World Index – Net Return	N/A	N/A	N/A	N/A	–5.27%	(2)
(1) Inception date of the Fund was December 29, 2021.
(2) Index Performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners Global Equity Fund
Institutional Class	2.23%	14.18%	8.19%	9.54%	N/A
MSCI World Index – Net Return	–4.65%	10.74%	12.05%	10.73%	N/A
Boston Partners Emerging Markets Fund
Institutional Class(1)	–9.68%	–12.15%	N/A	N/A	2.90%
MSCI Emerging Markets Index – Net Return	–9.81%	–10.69%	N/A	N/A	3.17%	(2)
(1) Inception date of the Fund was October 17, 2017.
(2) Index Performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners Long/Short Equity Fund
Institutional Class	12.55%	33.05%	3.68%	6.03%	N/A
Investor Class	12.38%	32.68%	3.41%	5.76%	N/A
S&P 500® Index	–2.62%	16.39%	15.17%	14.59%	N/A
Boston Partners Long/Short Research Fund
Institutional Class	10.52%	25.44%	4.70%	6.30%	N/A
Investor Class	10.29%	25.09%	4.44%	6.02%	N/A
S&P 500® Index	–2.62%	16.39%	15.17%	14.59%	N/A
Boston Partners Global Long/Short Fund
Institutional Class(1)	11.82%	21.50%	4.65%	N/A	4.35%
MSCI World Index – Net Return	–4.65%	10.74%	12.05%	N/A	9.38%	(3)
Investor Class(2)	11.74%	21.23%	4.39%	N/A	4.44%
MSCI World Index – Net Return	–4.65%	10.74%	12.05%	N/A	9.84%	(3)
(1)	Inception date of the class was December 31, 2013.
(2)	Inception date of the class was April 11, 2014.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Semi-Annual Report 2022  |  5

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022 (concluded) (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION

Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class(1)	–4.83%	–7.35%	4.12%	N/A	4.01%
MSCI Emerging Markets Index – Net Return	–9.81%	–10.69%	6.99%	N/A	4.82%	(2)
(1)	Inception date of the fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.
(2)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Current performance may be lower or higher than the returns quoted. Visit www.boston-partners.com for returns updated daily. Call 1-888-261-4073 for returns current to the most recent month-end.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses for Institutional Class and Investor Class, respectively, dated March 2, 2022:

	INSTITUTIONAL CLASS		INVESTOR CLASS
Boston Partners All-Cap Value Fund	0.83%		1.08%
Boston Partners Small Cap Value Fund II	1.01%		1.26%
WPG Partners Select Small Cap Value Fund	1.35%		N/A
WPG Partners Small/Micro Cap Value Fund	1.28%		N/A
Boston Partners Global Sustainability Fund	1.25%		N/A
Boston Partners Global Equity Fund	1.04%		1.29%
Boston Partners Emerging Markets Fund	1.56%		N/A
Boston Partners Long/Short Equity Fund	3.14	%(1)	3.39	%(1)
Boston Partners Long/Short Research Fund	2.15	%(1)	2.40	%(1)
Boston Partners Global Long/Short Fund	2.29	%(1)	2.54	%(1)
Boston Partners Emerging Markets Dynamic Equity Fund	2.00	%(1)	N/A

[1]	Includes interest and/or dividend expense on short sales.

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BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES

FEBRUARY 28, 2022 (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, if any. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2021	ENDING ACCOUNT VALUE FEBRUARY 28, 2022	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND

Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,030.30	$4.03	0.80%	3.03%
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01	0.80%	N/A
Investor
Actual	$1,000.00	$1,029.10	$5.28	1.05%	2.91%
Hypothetical (5% return before expenses)	1,000.00	1,019.59	5.26	1.05%	N/A
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$997.70	$4.90	0.99%	–0.23%
Hypothetical (5% return before expenses)	1,000.00	1,019.89	4.96	0.99%	N/A
Investor
Actual	$1,000.00	$996.20	$6.14	1.24%	–0.38%
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.21	1.24%	N/A
WPG Partners Select Small Cap Value Fund(2)
Institutional
Actual(3)	$1,000.00	$1,052.00	$1.89	1.10%	5.20%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%	N/A
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$1,106.30	$5.74	1.10%	10.63%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%	N/A
Boston Partners Global Sustainability Fund(2)
Institutional
Actual(4)	$1,000.00	$972.00	$1.48	0.90%	–2.80%
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51	0.90%	N/A

Semi-Annual Report 2022  |  7

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (concluded)

FEBRUARY 28, 2022 (unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2021	ENDING ACCOUNT VALUE FEBRUARY 28, 2022	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND

Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,022.30	$4.76	0.95%		2.23%
Hypothetical (5% return before expenses)	1,000.00	1,020.08	4.76	0.95%		N/A
Boston Partners Emerging Markets Fund
Institutional
Actual	$1,000.00	$903.20	$4.72	1.00%		–9.68%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00%		N/A
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,125.50	$12.91	2.45%	(1)	12.55%
Hypothetical (5% return before expenses)	1,000.00	1,012.65	12.23	2.45%	(1)	N/A
Investor
Actual	$1,000.00	$1,123.80	$14.22	2.70%	(1)	12.38%
Hypothetical (5% return before expenses)	1,000.00	1,011.41	13.47	2.70%	(1)	N/A
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,105.20	$9.60	1.84%	(1)	10.52%
Hypothetical (5% return before expenses)	1,000.00	1,015.67	9.20	1.84%	(1)	N/A
Investor
Actual	$1,000.00	$1,102.90	$10.90	2.09%	(1)	10.29%
Hypothetical (5% return before expenses)	1,000.00	1,014.43	10.44	2.09%	(1)	N/A
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$1,118.20	$13.18	2.51%	(1)	11.82%
Hypothetical (5% return before expenses)	1,000.00	1,012.35	12.52	2.51%	(1)	N/A
Investor
Actual	$1,000.00	$1,117.40	$14.49	2.76%	(1)	11.74%
Hypothetical (5% return before expenses)	1,000.00	1,011.11	13.76	2.76%	(1)	N/A
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional
Actual	$1,000.00	$951.70	$6.87	1.42%	(1)	–4.83%
Hypothetical (5% return before expenses)	1,000.00	1,017.75	7.10	1.42%	(1)	N/A
*	Expenses are equal to each Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
(1)	These amounts include dividends paid on securities which the Funds have sold short (“Short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.13% of average net assets for the six-month period ended February 28, 2022 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund, 0.42% of average net assets for the Institutional Class and Investor Class of the Boston Partners Long/Short Research Fund, 0.67% of average net assets of the Institutional Class and Investor Class of the Boston Partners Global Long/Short Fund and 0.29% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Dynamic Equity Fund.
(2)	Inception date of the Fund was December 29, 2021.
(3)	Expenses are equal to the Fund’s annualized expense ratio for the period beginning December 29, 2021 (commencement of operations) to February 28, 2022 of 1.10%, multiplied by the average account value over the period, multiplied by the number of days (61) in the most recent period then divided by 365 days to reflect the days in the period. For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2021 and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six-month period, then divided by 365 to reflect the period.
(4)	Expenses are equal to the Fund’s annualized expense ratio for the period beginning December 29, 2021 (commencement of operations) to February 28, 2022 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days (61) in the most recent period then divided by 365 days to reflect the days in the period. For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2021 and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six-month period, then divided by 365 to reflect the period.

8  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)

Portfolio Holdings Summary Tables

BOSTON PARTNERS
ALL-CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	23.7%	$412,628,160
Health Care	23.1	401,032,209
Industrials	15.1	262,543,394
Information Technology	12.8	222,877,569
Consumer Discretionary	8.0	138,844,494
Energy	7.0	121,925,811
Materials	3.4	58,542,954
Communication Services	3.0	51,177,106
Consumer Staples	1.9	33,639,124
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	14.9	259,310,624
SHORT-TERM INVESTMENTS	1.3	23,153,933
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.2)	(247,070,960)
NET ASSETS	100.0%	$1,738,604,418

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
SMALL CAP VALUE FUND II

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	28.1%	$248,474,556
Industrials	18.2	161,135,536
Consumer Discretionary	13.5	119,268,647
Information Technology	9.9	87,724,364
Energy	8.4	74,250,674
Health Care	6.7	59,179,622
Materials	5.3	46,885,105
Consumer Staples	3.4	29,941,545
Communication Services	3.4	29,861,575
Real Estate	1.9	17,120,081
Utilities	0.2	2,288,650
RIGHTS	0.0	—
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	31.9	282,411,206
SHORT-TERM INVESTMENTS	0.9	8,299,974
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.8)	(281,778,252)
NET ASSETS	100.0%	$885,063,283

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SELECT SMALL CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Industrials	24.0%	$996,100
Financials	17.6	732,580
Consumer Discretionary	14.5	600,861
Materials	8.9	370,732
Energy	7.0	291,902
Health Care	6.9	287,852
Real Estate	5.2	214,325
Information Technology	5.0	206,561
Consumer Staples	2.4	97,775
SHORT-TERM INVESTMENTS	7.2	300,195
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	52,474
NET ASSETS	100.0%	$4,151,357

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SMALL/MICRO CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Industrials	22.6%	$6,799,434
Financials	21.1	6,356,295
Energy	13.0	3,905,759
Materials	12.2	3,652,569
Consumer Discretionary	9.7	2,902,686
Real Estate	6.7	2,010,067
Health Care	4.8	1,456,237
Utilities	3.1	922,176
Information Technology	3.0	892,818
Consumer Staples	2.1	641,688
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	27.6	8,302,286
SHORT-TERM INVESTMENTS	1.7	513,862
LIABILITIES IN EXCESS OF OTHER ASSETS	(27.6)	(8,291,678)
NET ASSETS	100.0%	$30,064,199

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  9

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)

Portfolio Holdings Summary Tables (continued)

BOSTON PARTNERS
GLOBAL SUSTAINABILITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Health Care	19.6%	$4,565,586
Industrials	16.8	3,930,112
Financials	15.6	3,643,922
Information Technology	12.2	2,850,468
Consumer Discretionary	9.4	2,184,775
Communication Services	6.4	1,503,246
Materials	6.1	1,432,816
Consumer Staples	5.8	1,359,554
Energy	4.4	1,028,924
SHORT-TERM INVESTMENTS	3.2	743,611
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	119,692
NET ASSETS	100.0%	$23,362,706

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Health Care	18.1%	$34,816,116
Industrials	16.9	32,521,469
Financials	15.3	29,310,475
Information Technology	12.3	23,731,082
Energy	8.5	16,415,199
Consumer Discretionary	8.3	15,937,078
Materials	6.4	12,313,071
Communication Services	6.0	11,507,549
Consumer Staples	3.9	7,533,971
Utilities	1.3	2,534,264
Real Estate	0.5	994,602
PREFERRED STOCKS	0.4	682,885
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	12.0	23,127,754
SHORT-TERM INVESTMENTS	2.0	3,855,231
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.9)	(22,890,716)
NET ASSETS	100.0%	$192,390,030

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Information Technology	27.6%	$7,223,218
Consumer Discretionary	15.1	3,946,298
Financials	14.6	3,814,172
Communication Services	9.8	2,568,374
Industrials	6.7	1,741,043
Energy	5.5	1,431,085
Consumer Staples	5.3	1,394,103
Materials	3.5	907,247
Health Care	1.6	406,702
Real Estate	0.9	235,065
Utilities	0.2	52,956
PREFERRED STOCKS	2.7	701,302
EXCHANGE TRADED FUNDS	0.3	83,840
MUTUAL FUNDS	0.5	140,499
SHORT-TERM INVESTMENTS	3.1	799,034
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	689,147
NET ASSETS	100.0%	$26,134,085

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Health Care	18.9%	$12,590,099
Financials	17.0	11,299,800
Information Technology	15.0	9,946,715
Consumer Discretionary	14.0	9,314,918
Industrials	11.0	7,290,385
Energy	6.9	4,575,341
Communication Services	5.1	3,423,300
Real Estate	3.5	2,304,816
Materials	2.4	1,590,943
Consumer Staples	0.9	575,652
SHORT-TERM INVESTMENTS	5.7	3,784,751
PURCHASED OPTIONS	0.1	25,959
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	13.8	9,178,187
SHORT POSITIONS:
COMMON STOCK
Information Technology	(10.0)	(6,664,288)
Consumer Discretionary	(6.6)	(4,396,168)
Health Care	(1.8)	(1,183,711)
Consumer Staples	(1.7)	(1,091,334)
Communication Services	(1.4)	(950,056)
Industrials	(1.1)	(734,305)
Energy	(0.4)	(280,877)
Real Estate	(0.2)	(95,756)
Materials	(0.0)	(2,727)
EXCHANGE TRADED FUNDS	(0.3)	(181,777)
OTHER ASSETS IN EXCESS OF LIABILITIES	9.2	6,108,136
NET ASSETS	100.0%	$66,428,003

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)

Portfolio Holdings Summary Tables (concluded)

BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	15.4%	$116,193,490
Information Technology	13.5	101,897,820
Energy	13.0	97,693,523
Health Care	12.7	95,325,960
Industrials	12.0	89,883,904
Consumer Discretionary	9.5	71,344,653
Communication Services	8.6	64,844,287
Materials	5.5	41,527,316
Consumer Staples	4.6	34,257,780
Real Estate	1.2	9,287,193
WARRANTS	0.1	968,514
SHORT-TERM INVESTMENTS	0.5	3,404,931

SHORT POSITIONS:
COMMON STOCK
Industrials	(6.5)	(48,627,316)
Consumer Discretionary	(5.4)	(40,309,351)
Information Technology	(3.3)	(24,657,284)
Financials	(3.2)	(23,812,623)
Materials	(3.1)	(23,563,055)
Consumer Staples	(2.4)	(18,439,049)
Health Care	(2.4)	(18,394,568)
Communication Services	(1.7)	(12,480,835)
Energy	(1.4)	(10,760,597)
Real Estate	(0.8)	(6,178,218)
Utilities	(0.3)	(2,519,520)
OTHER ASSETS IN EXCESS OF LIABILITIES	33.9	255,016,831
NET ASSETS	100.0%	$751,903,786

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL LONG/SHORT FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Information Technology	13.9%	$15,306,806
Health Care	13.0	14,255,236
Industrials	11.8	12,994,121
Materials	11.3	12,417,926
Financials	11.2	12,250,383
Consumer Discretionary	9.2	10,125,139
Energy	7.6	8,317,714
Communication Services	4.9	5,361,175
Consumer Staples	4.1	4,471,194
Utilities	2.8	3,112,223
PREFERRED STOCKS	0.7	772,159
SHORT-TERM INVESTMENTS	8.7	9,537,352

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(7.5)	(8,171,648)
Industrials	(6.8)	(7,451,798)
Financials	(5.7)	(6,267,947)
Information Technology	(5.4)	(5,902,064)
Materials	(4.3)	(4,697,096)
Health Care	(2.0)	(2,163,409)
Communication Services	(1.6)	(1,775,245)
Consumer Staples	(1.3)	(1,451,406)
Energy	(0.6)	(665,924)
Finance and Insurance	(0.2)	(262,949)
OPTIONS WRITTEN	(0.1)	(132,038)
OTHER ASSETS IN EXCESS OF LIABILITIES	36.3	39,845,128
NET ASSETS	100.0%	$109,825,032

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS DYNAMIC EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Information Technology	13.4%	$8,995,800
Consumer Discretionary	11.3	7,600,847
Financials	8.4	5,688,712
Communication Services	4.6	3,114,195
Industrials	4.0	2,732,939
Materials	3.4	2,276,877
Consumer Staples	3.2	2,189,192
Energy	2.9	1,985,100
Health Care	1.6	1,085,772
Real Estate	0.9	640,976
PREFERRED STOCKS	3.8	2,573,976
EXCHANGE TRADED FUNDS	0.3	210,891
MUTUAL FUNDS	0.5	353,356
SHORT-TERM INVESTMENTS	23.9	16,168,020

SHORT POSITIONS:
COMMON STOCK
Materials	(0.8)	(511,909)
OTHER ASSETS IN EXCESS OF LIABILITIES	18.6	12,598,780
NET ASSETS	100.0%	$67,703,524

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  11

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.0%
Communication Services—3.0%
Activision Blizzard, Inc.	80,044	$6,523,586
Alphabet, Inc., Class A*	7,193	19,429,300
Electronic Arts, Inc.	25,860	3,364,127
Interpublic Group of Cos., Inc., (The)	264,600	9,737,280
Meta Platforms, Inc., Class A*	35,898	7,575,555
Omnicom Group, Inc.	54,205	4,547,258
		51,177,106
Consumer Discretionary—8.0%
AutoZone, Inc.*	7,939	14,793,453
Dollar General Corp.(a)	40,500	8,032,770
Harley-Davidson, Inc.(a)	214,299	8,850,549
International Game Technology PLC	169,275	5,183,201
Lear Corp.(a)	43,214	6,799,291
LKQ Corp.	317,864	14,923,715
Magna International, Inc.	58,063	4,312,339
Mohawk Industries, Inc.*	69,874	9,836,862
NVR, Inc.*	3,493	17,319,831
Polaris, Inc.(a)	96,310	11,702,628
Tempur Sealy International, Inc.(a)	451,701	14,910,650
Travel + Leisure Co.	79,489	4,455,358
Whirlpool Corp.(a)	58,274	11,728,808
Wyndham Hotels & Resorts, Inc.(a)	69,379	5,995,039
		138,844,494
Consumer Staples—1.9%
Altria Group, Inc.	103,940	5,331,083
Coca-Cola European Partners PLC	87,952	4,504,022
Keurig Dr Pepper, Inc.	238,132	9,208,564
Nomad Foods Ltd.*(a)	261,772	6,591,419
Philip Morris International, Inc.	79,193	8,004,036
		33,639,124
Energy—7.0%
BP PLC - SP ADR(a)	172,253	5,031,510
Canadian Natural Resources Ltd.	164,731	9,196,932
ConocoPhillips	152,422	14,458,751
Devon Energy Corp.(a)	161,522	9,618,635
Diamondback Energy, Inc.	106,264	14,675,058
EOG Resources, Inc.	108,583	12,478,358
Marathon Oil Corp.	551,513	12,442,133
Phillips 66(a)	60,899	5,130,132
Pioneer Natural Resources Co.(a)	38,376	9,194,890
Schlumberger Ltd.	319,629	12,542,242
Shell PLC - ADR	122,322	6,408,450
Whiting Petroleum Corp.(a)	145,548	10,748,720
		121,925,811
Financials—23.7%
Aflac, Inc.	246,966	15,087,153
Alleghany Corp.*	19,237	12,733,355
Allstate Corp., (The)	73,052	8,938,643
American International Group, Inc.	462,437	28,319,642
Aon PLC, Class A(a)	35,034	10,234,833
Bank of America Corp.	986,206	43,590,306
Charles Schwab Corp., (The)	285,779	24,136,894
Chubb Ltd.	98,276	20,012,925
Citigroup, Inc.	338,588	20,054,567
Discover Financial Services	91,450	11,288,588
Fifth Third Bancorp(a)	202,859	9,704,775
	NUMBER OF SHARES	VALUE
Financials—(continued)
Globe Life, Inc.	106,577	$10,760,014
Goldman Sachs Group, Inc., (The)	57,787	19,722,125
Huntington Bancshares, Inc.(a)	814,603	12,642,639
JPMorgan Chase & Co.	213,994	30,344,349
KeyCorp(a)	955,929	23,965,140
Loews Corp.	260,191	15,960,116
Markel Corp.*	5,620	6,985,154
Renaissance Holdings Ltd.(a)	83,375	12,571,282
Synchrony Financial(a)	201,609	8,624,833
Travelers Cos., Inc., (The)	66,705	11,461,920
Truist Financial Corp.	327,667	20,387,441
Wells Fargo & Co.	412,083	21,992,870
White Mountains Insurance Group Ltd.	12,482	13,108,596
		412,628,160
Health Care—23.1%
AbbVie, Inc.	225,086	33,260,958
AmerisourceBergen Corp.	94,624	13,486,759
Amgen, Inc.(a)	84,013	19,027,264
Anthem, Inc.	51,122	23,099,476
Avantor, Inc.*(a)	476,412	16,526,732
Biogen, Inc.*	40,302	8,504,125
Centene Corp.*	252,178	20,834,946
Change Healthcare, Inc.*	301,174	6,451,147
Cigna Corp.	37,627	8,946,948
Humana, Inc.(a)	30,736	13,349,260
Johnson & Johnson	299,893	49,353,391
McKesson Corp.	100,334	27,587,837
Medtronic PLC	285,188	29,941,888
Merck & Co., Inc.	246,522	18,878,655
Molina Healthcare, Inc.*	29,941	9,187,995
Novartis AG - SP ADR	223,651	19,560,516
Pfizer, Inc.	626,656	29,415,233
Roche Holding AG - SP ADR(a)	183,993	8,689,989
Sanofi - ADR(a)	170,684	8,952,376
UnitedHealth Group, Inc.	55,528	26,424,109
Zimmer Biomet Holdings, Inc.	75,105	9,552,605
		401,032,209
Industrials—15.1%
Advanced Drainage Systems, Inc.(a)	45,669	5,330,486
Allegion PLC	40,891	4,682,837
Allison Transmission Holdings, Inc.	162,854	6,504,389
Altra Industrial Motion Corp.	80,364	3,413,059
AMETEK, Inc.	70,336	9,128,909
Boeing Co., (The)*	69,677	14,307,475
BWX Technologies, Inc.(a)	267,654	14,298,077
Curtiss-Wright Corp.	83,396	12,302,578
Dover Corp.(a)	61,311	9,617,243
EnerSys	57,826	4,205,685
Expeditors International of Washington, Inc.	63,816	6,596,022
General Dynamics Corp.	45,550	10,679,197
Howmet Aerospace, Inc.	384,504	13,811,384
Huron Consulting Group, Inc.*(a)	120,296	5,934,202
Landstar System, Inc.(a)	68,402	10,561,953
Leidos Holdings, Inc.	84,233	8,578,289
ManpowerGroup, Inc.	40,863	4,342,920
Masco Corp.	133,603	7,487,112
Oshkosh Corp.(a)	46,024	5,110,505

The accompanying notes are an integral part of the financial statements.

12  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Industrials—(continued)
Owens Corning	94,643	$8,819,781
PACCAR, Inc.	88,807	8,153,371
Resideo Technologies, Inc.*	192,352	4,951,140
Robert Half International, Inc.	73,004	8,781,651
Science Applications International Corp.(a)	151,050	13,245,575
Sensata Technologies Holding PLC*(a)	127,964	7,410,395
Textron, Inc.	160,210	11,716,157
United Parcel Service, Inc., Class B	60,039	12,633,406
WESCO International, Inc.*	131,391	15,994,226
Westinghouse Air Brake Technologies Corp.	150,241	13,945,370
		262,543,394
Information Technology—12.8%
Amdocs Ltd.	11,449	901,036
Analog Devices, Inc.	34,477	5,526,318
Arrow Electronics, Inc.*	74,824	9,119,549
Belden, Inc.	62,946	3,547,007
Check Point Software Technologies Ltd.*	67,957	9,845,610
Cisco Systems, Inc.	266,517	14,863,653
Cognizant Technology Solutions Corp., Class A	216,664	18,661,270
Fidelity National Information Services, Inc.	118,260	11,261,900
FleetCor Technologies, Inc.*(a)	98,193	22,996,801
Flex Ltd.*	478,687	7,893,549
Global Payments, Inc.	135,885	18,124,341
Hewlett Packard Enterprise Co.(a)	345,906	5,506,824
Jabil, Inc.	202,263	11,692,824
NortonLifeLock, Inc.(a)	197,279	5,717,146
Oracle Corp.	216,194	16,424,258
Qorvo, Inc.*	102,022	13,954,569
QUALCOMM, Inc.	144,985	24,935,970
SS&C Technologies Holdings, Inc.	149,603	11,215,737
TE Connectivity Ltd.	56,244	8,010,833
Western Digital Corp.*	52,579	2,678,374
		222,877,569
	NUMBER OF SHARES	VALUE
Materials—3.4%
Cemex SAB de CV - SP ADR*	632,976	$3,228,178
Corteva, Inc.	213,886	11,128,488
CRH PLC - SP ADR(a)	176,929	7,942,343
DuPont de Nemours, Inc.	135,666	10,496,478
FMC Corp.(a)	119,521	14,013,837
Mosaic Co., (The)(a)	124,088	6,505,934
Trinseo PLC	100,610	5,227,696
		58,542,954
TOTAL COMMON STOCKS (Cost $1,021,455,100)		1,703,210,821

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—14.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%(b)	259,310,624	259,310,624
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $259,310,624)		259,310,624
SHORT-TERM INVESTMENTS—1.3%
U.S. Bank Money Market Deposit Account, 0.01%(b)	23,153,933	23,153,933
TOTAL SHORT-TERM INVESTMENTS (Cost $23,153,933)		23,153,933
TOTAL INVESTMENTS—114.2% (Cost $1,303,919,657)		1,985,675,378
LIABILITIES IN EXCESS OF OTHER ASSETS—(14.2)%		(247,070,960)
NET ASSETS—100.0%		$1,738,604,418

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $250,173,977.
(b)	The rate shown is as of February 28, 2022.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  13

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$51,177,106	$51,177,106	$—	$—	$—
Consumer Discretionary	138,844,494	138,844,494	—	—	—
Consumer Staples	33,639,124	33,639,124	—	—	—
Energy	121,925,811	121,925,811	—	—	—
Financials	412,628,160	412,628,160	—	—	—
Health Care	401,032,209	401,032,209	—	—	—
Industrials	262,543,394	262,543,394	—	—	—
Information Technology	222,877,569	222,877,569	—	—	—
Materials	58,542,954	58,542,954	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	259,310,624	—	—	—	259,310,624
Short-Term Investments	23,153,933	23,153,933	—	—	—
Total Assets	$1,985,675,378	$1,726,364,754	$—	$—	$259,310,624

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

14  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—99.0%
Communication Services—3.4%
Gray Television, Inc.(a)	210,729	$4,937,381
Nexstar Media Group, Inc., Class A	46,825	8,664,966
TEGNA, Inc.	452,477	10,370,773
Yelp, Inc.*(a)	173,752	5,888,455
		29,861,575
Consumer Discretionary—13.5%
American Eagle Outfitters, Inc.(a)	100,218	2,112,595
Beazer Homes USA, Inc.*	115,782	1,895,351
Callaway Golf Co.*(a)	414,913	10,264,948
Carriage Services, Inc.(a)	92,307	4,542,427
Carter’s, Inc.(a)	25,548	2,469,981
Foot Locker, Inc.(a)	177,855	5,623,775
Frontdoor, Inc.*(a)	128,231	3,853,342
H&R Block, Inc.(a)	84,995	2,108,726
Hanesbrands, Inc.(a)	293,218	4,530,218
Harley-Davidson, Inc.(a)	274,836	11,350,727
International Game Technology PLC	145,575	4,457,507
LCI Industries(a)	59,353	7,390,636
Meritage Homes Corp.*	44,789	4,415,300
Nautilus, Inc.*(a)	240,725	1,172,331
Sally Beauty Holdings, Inc.*(a)	263,805	4,558,550
Skechers U.S.A., Inc., Class A*(a)	93,188	4,284,784
Standard Motor Products, Inc.	38,689	1,691,096
Steven Madden Ltd.(a)	167,723	7,155,063
Stride, Inc.*(a)	302,786	10,167,554
Tempur Sealy International, Inc.(a)	184,881	6,102,922
Thor Industries, Inc.(a)	20,244	1,832,082
Toll Brothers, Inc.(a)	46,946	2,547,290
Travel + Leisure Co.	139,743	7,832,595
TravelCenters of America, Inc.*(a)	41,463	1,750,982
Victoria’s Secret & Co.*(a)	96,175	5,157,865
		119,268,647
Consumer Staples—3.4%
Energizer Holdings, Inc.(a)	185,305	6,187,334
Fresh Del Monte Produce, Inc.	184,889	4,784,927
Nomad Foods Ltd.*(a)	321,219	8,088,294
Spectrum Brands Holdings, Inc.(a)	56,979	5,286,512
Turning Point Brands, Inc.(a)	69,965	2,345,227
Universal Corp.	60,049	3,249,251
		29,941,545
Energy—8.4%
Cactus, Inc., Class A(a)	100,597	5,096,244
ChampionX Corp.(a)	235,760	5,047,622
Delek US Holdings, Inc.*(a)	320,473	5,521,750
Enerplus Corp.(a)	521,265	6,661,767
HollyFrontier Corp.(a)	219,006	6,668,733
Kosmos Energy Ltd.*(a)	1,568,830	7,624,514
National Energy Services Reunited Corp.*(a)	333,566	2,972,073
NexTier Oilfield Solutions, Inc.*	390,376	3,107,393
Par Pacific Holdings, Inc.*	167,920	2,283,712
PDC Energy, Inc.(a)	84,787	5,470,457
ProPetro Holding Corp.*	328,631	4,196,618
Viper Energy Partners LP	277,533	8,162,245
Whiting Petroleum Corp.(a)	52,813	3,900,240
World Fuel Services Corp.	265,960	7,537,306
		74,250,674
	NUMBER OF SHARES	VALUE
Financials—28.1%
AllianceBernstein Holding LP	75,630	$3,391,249
Ameris Bancorp(a)	47,985	2,375,258
AMERISAFE, Inc.	43,356	2,042,068
Ares Commercial Real Estate Corp.(a)	113,073	1,656,520
Artisan Partners Asset Management, Inc., Class A(a)	120,510	4,592,636
Assured Guaranty Ltd.(a)	237,426	14,713,289
Axis Capital Holdings Ltd.	168,598	9,208,823
BankUnited, Inc.(a)	153,857	6,800,479
Blackstone Mortgage Trust, Inc., Class A(a)	196,240	6,236,507
Bright Health Group, Inc.*(a)	509,166	1,690,431
Columbia Banking System, Inc.(a)	75,580	2,768,495
Diamond Hill Investment Group, Inc.	15,697	3,043,334
Employers Holdings, Inc.	69,487	2,700,265
Essent Group Ltd.	109,717	4,847,297
Evercore, Inc., Class A	71,200	9,043,112
Federal Agricultural Mortgage Corp., Class C	52,891	6,542,617
First American Financial Corp.	36,766	2,464,793
First Hawaiian, Inc.(a)	153,937	4,474,949
First Internet Bancorp	65,309	3,192,304
First Merchants Corp.(a)	86,433	3,780,579
First Mid Bancshares, Inc.	63,487	2,543,924
Flushing Financial Corp.	63,156	1,483,534
Greenhill & Co., Inc.(a)	152,634	2,698,569
Hanover Insurance Group, Inc., (The)	51,672	7,208,761
Heritage Financial Corp.(a)	81,290	2,131,424
Heritage Insurance Holdings, Inc.	92,778	517,701
Hope Bancorp, Inc.	130,048	2,205,614
Investors Bancorp, Inc.	289,697	4,849,528
James River Group Holdings Ltd.	97,888	2,603,821
Luther Burbank Corp.	203,145	2,628,696
Merchants Bancorp	133,887	3,876,029
Midland States Bancorp, Inc.	97,649	2,866,975
Mr Cooper Group, Inc.*	51,783	2,632,130
Navient Corp.(a)	356,234	6,273,281
Nelnet, Inc., Class A(a)	34,684	2,793,796
NMI Holdings, Inc., Class A*	107,398	2,485,190
PacWest Bancorp	132,089	6,527,838
PennyMac Financial Services, Inc.(a)	104,832	6,054,048
Perella Weinberg Partners(a)	267,741	2,942,474
PRA Group, Inc.*(a)	86,910	3,878,793
Preferred Bank(a)	41,088	3,224,586
Primis Financial Corp.	167,031	2,388,543
ProAssurance Corp.	190,613	4,593,773
Pzena Investment Management, Inc., Class A	262,519	2,423,050
RBB Bancorp	162,464	3,918,632
Silvercrest Asset Management Group, Inc., Class A	466,576	7,521,205
SLM Corp.	844,770	16,641,969
SouthState Corp.(a)	38,658	3,479,220
Starwood Property Trust, Inc.	167,938	4,003,642
State Auto Financial Corp.	52,838	2,748,104
Synovus Financial Corp.	49,526	2,607,544
Umpqua Holdings Corp.	181,968	3,885,017

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  15

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Financials—(continued)
Valley National Bancorp	464,644	$6,491,077
Velocity Financial, Inc.*	276,555	3,537,138
Walker & Dunlop, Inc.	64,496	8,923,022
White Mountains Insurance Group Ltd.	4,079	4,283,766
Wintrust Financial Corp.	30,567	3,037,137
		248,474,556
Health Care—6.7%
Brookdale Senior Living, Inc.*	382,049	2,628,497
Change Healthcare, Inc.*	785,141	16,817,720
Envista Holdings Corp.*(a)	266,418	12,788,064
Haemonetics Corp.*	44,115	2,545,877
Hanger, Inc.*	71,687	1,298,969
LHC Group, Inc.*(a)	26,228	3,571,467
Ortho Clinical Diagnostics Holdings PLC*	430,186	7,609,990
PetIQ, Inc.*(a)	222,492	4,414,241
R1 RCM, Inc.*(a)	124,502	3,385,209
Syneos Health, Inc.*	52,015	4,119,588
		59,179,622
Industrials—18.2%
ABM Industries, Inc.	243,579	10,919,647
ACCO Brands Corp.	351,745	3,025,007
Allison Transmission Holdings, Inc.	99,071	3,956,896
Altra Industrial Motion Corp.	42,245	1,794,145
ASGN, Inc.*(a)	78,465	8,693,137
BrightView Holdings, Inc.*(a)	260,132	3,514,383
Brink’s Co., (The)(a)	95,909	6,719,384
BWX Technologies, Inc.(a)	56,510	3,018,764
CBIZ, Inc.*	126,222	4,911,298
CRA International, Inc.	87,541	7,776,267
Curtiss-Wright Corp.	66,483	9,807,572
EMCOR Group, Inc.	38,838	4,487,342
EnerSys(a)	61,870	4,499,805
Ennis, Inc.(a)	50,333	945,254
FTI Consulting, Inc.*(a)	19,344	2,824,224
GrafTech International Ltd.(a)	293,723	2,960,728
Harsco Corp.*(a)	239,205	2,848,932
Heidrick & Struggles International, Inc.	49,363	2,110,268
Hillenbrand, Inc.	74,467	3,552,821
Hub Group, Inc., Class A*	38,954	3,287,718
ICF International, Inc.	65,580	5,811,700
KAR Auction Services, Inc.*(a)	312,876	5,775,691
Korn/Ferry International	35,529	2,354,151
L B Foster Co., Class A*	155,473	2,444,036
Landstar System, Inc.(a)	11,991	1,851,530
Masonite International Corp.*	32,385	3,054,877
Matrix Service Co.*	279,352	1,938,703
Resideo Technologies, Inc.*	257,242	6,621,409
Science Applications International Corp.(a)	93,306	8,182,003
Steelcase, Inc., Class A(a)	221,223	2,692,284
Terex Corp.	51,279	2,116,797
Vectrus, Inc.*	66,021	3,026,403
Viad Corp.*(a)	38,567	1,347,531
Wabash National Corp.(a)	173,598	2,958,110
Werner Enterprises, Inc.	53,187	2,311,507
WESCO International, Inc.*	139,614	16,995,212
		161,135,536
	NUMBER OF SHARES	VALUE
Information Technology—9.9%
Avnet, Inc.	108,784	$4,576,543
Bel Fuse, Inc., Class B	135,748	2,138,031
Belden, Inc.	123,223	6,943,616
CommScope Holding Co., Inc.*	406,599	3,878,954
Concentrix Corp.	68,254	13,643,292
Diebold Nixdorf, Inc.*(a)	180,636	1,571,533
EVERTEC, Inc.(a)	92,036	3,714,573
IBEX Holdings Ltd.*	128,228	2,022,155
Insight Enterprises, Inc.*(a)	75,981	7,902,024
InterDigital, Inc.	103,450	6,664,249
MAXIMUS, Inc.(a)	30,466	2,402,549
NCR Corp.*(a)	147,454	5,974,836
Rackspace Technology, Inc.*(a)	111,393	1,239,804
SMART Global Holdings, Inc.*(a)	224,724	6,168,674
TD SYNNEX Corp.	45,355	4,618,500
TTEC Holdings, Inc.(a)	60,606	4,818,177
Ultra Clean Holdings, Inc.*	71,847	3,291,311
Unisys Corp.*	288,046	6,155,543
		87,724,364
Materials—5.3%
Cabot Corp.(a)	9,662	706,872
Ecovyst, Inc.	143,062	1,563,668
Graphic Packaging Holding Co.(a)	952,033	19,592,839
Ingevity Corp.*	62,472	4,262,465
Minerals Technologies, Inc.(a)	28,667	2,006,403
Orion Engineered Carbons SA	145,009	2,253,440
Schweitzer-Mauduit International, Inc.(a)	140,857	4,397,555
Valvoline, Inc.(a)	374,323	12,101,863
		46,885,105
Real Estate—1.9%
Cousins Properties, Inc.(a)	227,945	8,805,515
Realogy Holdings Corp.*(a)	309,297	5,623,019
Spirit Realty Capital, Inc.(a)	58,045	2,691,547
		17,120,081
Utilities—0.2%
Pure Cycle Corp.*	193,135	2,288,650
TOTAL COMMON STOCKS (Cost $612,787,354)		876,130,355
RIGHTS—0.0%
Consumer Discretionary—0.0%
Evercel, Inc., CVR*‡	284,149	0
TOTAL RIGHTS (Cost $0)		0
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—31.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%(b)	282,411,206	282,411,206
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $282,411,206)		282,411,206

The accompanying notes are an integral part of the financial statements.

16  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%
U.S. Bank Money Market Deposit Account, 0.01%(b)	8,299,974	$8,299,974
TOTAL SHORT-TERM INVESTMENTS (Cost $8,299,974)		8,299,974
TOTAL INVESTMENTS—131.8% (Cost $903,498,534)		1,166,841,535
LIABILITIES IN EXCESS OF OTHER ASSETS—(31.8)%		(281,778,252)
NET ASSETS—100.0%		$885,063,283

PLC	Public Limited Company
LP	Limited Partnership
CVR	Contingent Value Right
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $276,697,447.
(b)	The rate shown is as of February 28, 2022.
‡	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2022, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Semi-Annual Report 2022  |  17

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$29,861,575	$29,861,575	$—	$—		$—
Consumer Discretionary	119,268,647	119,268,647	—	—		—
Consumer Staples	29,941,545	29,941,545	—	—		—
Energy	74,250,674	74,250,674	—	—		—
Financials	248,474,556	248,474,556	—	—		—
Health Care	59,179,622	59,179,622	—	—		—
Industrials	161,135,536	161,135,536	—	—		—
Information Technology	87,724,364	87,724,364	—	—		—
Materials	46,885,105	46,885,105	—	—		—
Real Estate	17,120,081	17,120,081	—	—		—
Utilities	2,288,650	2,288,650	—	—		—
Rights	—	—	—	—	**	—
Investments Purchased with Proceeds from Securities Lending Collateral	282,411,206	—	—	—		282,411,206
Short-Term Investments	8,299,974	8,299,974	—	—		—
Total Assets	$1,166,841,535	$884,430,329	$—	$—		$282,411,206

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.
**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

18  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—91.5%
Consumer Discretionary—14.5%
Barnes & Noble Education, Inc.*	5,459	$29,915
BJ’s Restaurants, Inc.*	2,254	72,286
Carrols Restaurant Group, Inc.	12,908	34,077
Dana, Inc.	2,120	39,474
Goodyear Tire & Rubber Co., (The)*	10,975	170,003
H&R Block, Inc.	3,832	95,072
Inspired Entertainment, Inc.*	4,648	66,978
Poshmark, Inc., Class A*	6,237	93,056
		600,861
Consumer Staples—2.4%
Adecoagro SA*	4,453	42,571
Spectrum Brands Holdings, Inc.	595	55,204
		97,775
Energy—7.0%
NexTier Oilfield Solutions, Inc.*	16,177	128,769
SM Energy Co.	4,594	163,133
		291,902
Financials—17.6%
Axis Capital Holdings Ltd.	1,620	88,484
BankUnited, Inc.	1,331	58,830
Blucora, Inc.*	4,683	93,192
Curo Group Holdings Corp.	4,779	63,895
EZCORP, Inc., Class A*	11,161	66,854
First Foundation, Inc.	3,850	102,680
NMI Holdings, Inc., Class A*	5,149	119,148
Popular, Inc.	944	86,707
Sculptor Capital Management, Inc.	4,121	52,790
		732,580
Health Care—6.9%
Antares Pharma, Inc.*	13,578	47,523
Lantheus Holdings, Inc.*	3,348	160,101
Pacira BioSciences, Inc.*	1,203	80,228
		287,852
Industrials—24.0%
Altra Industrial Motion Corp.	811	34,443
Cornerstone Building Brands, Inc.*	10,678	235,769
KBR, Inc.	1,710	84,885
Kirby Corp.*	1,997	130,105
Maxar Technologies, Inc.	5,889	191,039
Spirit AeroSystems Holdings, Inc., Class A	682	34,100
Univar Solutions, Inc.*	6,266	192,429
Vectrus, Inc.*	2,036	93,330
		996,100
	NUMBER OF SHARES	VALUE
Information Technology—5.0%
Celestica, Inc.*	8,578	$101,993
Quantum Corp.*	9,389	24,411
Rambus, Inc.*	1,823	49,221
SMART Global Holdings, Inc.*	1,127	30,936
		206,561
Materials—8.9%
Mosaic Co., (The)	2,095	109,841
Tronox Holdings PLC, Class A	6,710	136,213
Valvoline, Inc.	2,222	71,837
Venator Materials PLC*	23,176	52,841
		370,732
Real Estate—5.2%
Apple Hospitality REIT, Inc.	9,279	164,146
RMR Group Inc., (The), Class A	1,722	50,179
		214,325
TOTAL COMMON STOCKS (Cost $3,629,140)		3,798,688
SHORT-TERM INVESTMENTS—7.2%
U.S. Bank Money Market Deposit Account, 0.01%(a)	300,195	300,195
TOTAL SHORT-TERM INVESTMENTS (Cost $300,195)		300,195
TOTAL INVESTMENTS—98.7% (Cost $3,929,335)		4,098,883
OTHER ASSETS IN EXCESS OF LIABILITIES—1.3%		52,474
NET ASSETS—100.0%		$4,151,357

PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing.
(a)	The rate shown is as of February 28, 2022.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  19

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Consumer Discretionary	$600,861	$600,861	$—	$—
Consumer Staples	97,775	97,775	—	—
Energy	291,902	291,902	—	—
Financials	732,580	732,580	—	—
Health Care	287,852	287,852	—	—
Industrials	996,100	996,100	—	—
Information Technology	206,561	206,561	—	—
Materials	370,732	370,732	—	—
Real Estate	214,325	214,325	—	—
Short-Term Investments	300,195	300,195	—	—
Total Assets	$4,098,883	$4,098,883	$—	$—

The accompanying notes are an integral part of the financial statements.

20  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.3%
Consumer Discretionary—9.7%
American Axle & Manufacturing Holdings, Inc.*	17,554	$162,550
BJ’s Restaurants, Inc.*	8,059	258,452
Century Communities, Inc.(a)	2,381	151,717
Dana, Inc.	12,054	224,445
Designer Brands, Inc., Class A*(a)	19,494	254,397
Goodyear Tire & Rubber Co. (The)*(a)	41,756	646,800
H&R Block, Inc.(a)	18,254	452,882
Latham Group, Inc.*	8,377	146,514
Poshmark, Inc., Class A*	15,225	227,157
RealReal, Inc., (The)*(a)	19,380	172,676
Universal Electronics, Inc.*	6,172	205,096
		2,902,686
Consumer Staples—2.1%
Dole PLC(a)	5,530	84,775
Fresh Del Monte Produce, Inc.	2,185	56,548
Nomad Foods Ltd.*(a)	5,844	147,152
Spectrum Brands Holdings, Inc.(a)	3,807	353,213
		641,688
Energy—13.0%
Chesapeake Energy Corp.(a)	4,794	370,336
Delek US Holdings, Inc.*	13,360	230,193
Earthstone Energy, Inc., Class A*	1,100	14,300
Euronav NV(a)	29,205	329,432
HollyFrontier Corp.	2,375	72,319
Liberty Oilfield Services, Inc., Class A*(a)	27,435	342,389
National Energy Services Reunited Corp.*(a)	30,641	273,011
NexTier Oilfield Solutions, Inc.*	77,945	620,442
Northern Oil and Gas, Inc.(a)	19,660	493,073
Oasis Petroleum, Inc.(a)	482	63,870
Scorpio Tankers, Inc.	16,757	291,404
SM Energy Co.(a)	19,349	687,083
Teekay Tankers Ltd., Class A*	8,251	117,907
		3,905,759
Financials—21.1%
Ameris Bancorp(a)	6,774	335,313
Axis Capital Holdings Ltd.	8,822	481,858
BankUnited, Inc.(a)	4,946	218,613
Blucora, Inc.*	22,452	446,795
Essent Group Ltd.	11,252	497,113
First Foundation, Inc.	20,862	556,390
First Interstate BancSystem, Inc., Class A	7,809	317,045
Hanover Insurance Group, Inc., (The)	1,295	180,665
HomeStreet, Inc.	5,554	285,809
Kemper Corp.	1,176	62,845
Ladder Capital Corp.	16,738	191,817
National Bank Holdings Corp., Class A	9,728	431,729
Popular, Inc.	5,693	522,902
Premier Financial Corp.	13,453	412,604
Sculptor Capital Management, Inc.	15,672	200,758
Triumph Bancorp, Inc.*	2,905	291,430
	NUMBER OF SHARES	VALUE
Financials—(continued)
Washington Trust Bancorp, Inc.(a)	5,411	$293,655
Webster Financial Corp.	10,446	628,954
		6,356,295
Health Care—4.8%
Ionis Pharmaceuticals, Inc.*	2,295	76,607
Lantheus Holdings, Inc.*	16,852	805,863
MEDNAX, Inc.*(a)	5,108	119,885
Natus Medical, Inc.*	5,856	162,914
Pacira BioSciences, Inc.*(a)	4,363	290,968
		1,456,237
Industrials—22.6%
ABM Industries, Inc.	5,099	228,588
AerCap Holdings NV*(a)	3,581	194,914
Air Transport Services Group, Inc.*(a)	2,306	72,662
Altra Industrial Motion Corp.	4,883	207,381
Argan, Inc.	8,431	327,882
Beacon Roofing Supply, Inc.*	1,314	78,433
BrightView Holdings, Inc.*	14,780	199,678
Cornerstone Building Brands, Inc.*	39,875	880,439
Fortress Transportation & Infrastructure Investors, LLC	2,695	63,602
Frontier Group Holdings, Inc.*	5,628	72,489
Hillman Solutions Corp.*	7,950	74,571
ICF International, Inc.	2,496	221,195
JetBlue Airways Corp.*	25,333	386,835
KBR, Inc.(a)	9,695	481,260
Kirby Corp.*(a)	6,792	442,499
Knight-Swift Transportation Holdings, Inc., Class A	6,702	365,125
Marten Transport Ltd.	7,850	135,412
Matrix Service Co.*	12,155	84,356
Matthews International Corp., Class A	1,997	66,260
Maxar Technologies, Inc.(a)	20,988	680,851
Spirit AeroSystems Holdings, Inc., Class A	2,875	143,750
Sun Country Airlines Holdings, Inc.*(a)	11,080	299,714
Tutor Perini Corp.*(a)	30,774	301,585
Univar Solutions, Inc.*	25,723	789,953
		6,799,434
Information Technology—3.0%
Axcelis Technologies, Inc.*	1,885	130,480
Celestica, Inc.*	33,141	394,046
Rambus, Inc.*	8,490	229,230
SMART Global Holdings, Inc.*	5,066	139,062
		892,818
Materials—12.2%
Allegheny Technologies, Inc.*(a)	7,822	201,338
Capstone Mining Corp.*	32,566	168,804
Carpenter Technology Corp.	3,492	134,058
Chemours Co., (The)(a)	4,782	131,983
Commercial Metals Co.	2,866	110,484
Constellium SE*	8,467	164,514
Mosaic Co., (The)	15,523	813,871
Piedmont Lithium, Inc.*(a)	2,874	151,029
Schweitzer-Mauduit International, Inc.(a)	7,303	228,000

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  21

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Materials—(continued)
Stelco Holdings, Inc.	8,084	$248,164
Tronox Holdings PLC, Class A	29,332	595,440
Valvoline, Inc.(a)	14,698	475,186
Warrior Met Coal, Inc.	7,292	229,698
		3,652,569
Real Estate—6.7%
Apple Hospitality REIT, Inc.	37,753	667,851
Brixmor Property Group, Inc.	21,899	550,103
Getty Realty Corp.	9,139	251,779
RMR Group, Inc., Class A, (The)	5,282	153,918
UMH Properties, Inc.	16,757	386,416
		2,010,067
Utilities—3.1%
ALLETE, Inc.	3,388	213,241
Avista Corp.(a)	4,182	186,642
South Jersey Industries, Inc.	10,873	368,921
Southwest Gas Holdings, Inc.	2,162	153,372
		922,176
TOTAL COMMON STOCKS (Cost $22,112,161)		29,539,729
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%(b)	8,302,286	8,302,286
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,302,286)		8,302,286
SHORT-TERM INVESTMENTS—1.7%
U.S. Bank Money Market Deposit Account, 0.01%(b)	513,862	513,862
TOTAL SHORT-TERM INVESTMENTS (Cost $513,862)		513,862
TOTAL INVESTMENTS—127.6% (Cost $30,928,309)		38,355,877
LIABILITIES IN EXCESS OF OTHER ASSETS—(27.6)%		(8,291,678)
NET ASSETS—100.0%		$30,064,199

PLC	Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $8,212,669.
(b)	The rate shown is as of February 28, 2022.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

22  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$2,902,686	$2,902,686	$—	$—	$—
Consumer Staples	641,688	641,688	—	—	—
Energy	3,905,759	3,905,759	—	—	—
Financials	6,356,295	6,356,295	—	—	—
Health Care	1,456,237	1,456,237	—	—	—
Industrials	6,799,434	6,799,434	—	—	—
Information Technology	892,818	892,818	—	—	—
Materials	3,652,569	3,652,569	—	—	—
Real Estate	2,010,067	2,010,067	—	—	—
Utilities	922,176	922,176	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	8,302,286	—	—	—	8,302,286
Short-Term Investments	513,862	513,862	—	—	—
Total Assets	$38,355,877	$30,053,591	$—	$—	$8,302,286

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  23

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.3%
Austria—0.7%
ANDRITZ AG	3,670	$164,523
Finland—1.4%
Metso Outotec Oyj	26,038	219,359
Nordea Bank Abp	10,307	114,032
		333,391
France—7.6%
Airbus Group SE	4,603	587,708
Capgemini SE	535	111,992
Rexel SA	26,900	592,012
Sanofi	4,662	487,332
		1,779,044
Germany—6.9%
Brenntag SE	3,829	320,995
Deutsche Telekom AG	15,384	275,754
GEA Group AG	5,502	240,597
Rheinmetall AG	1,994	296,794
Siemens AG	3,326	468,576
		1,602,716
Japan—6.7%
Asahi Group Holdings Ltd.	6,200	250,104
Hitachi Ltd.	3,900	192,866
Honda Motor Co., Ltd.	14,100	428,371
IHI Corp.	2,700	62,486
Renesas Electronics Corp.*	12,600	148,437
Sony Corp. - SP ADR	1,148	117,704
Sumitomo Mitsui Financial Group, Inc.	4,800	170,219
Yamaha Motor Co., Ltd.	8,400	188,829
		1,559,016
Netherlands—4.1%
Aalberts NV	6,673	372,310
ING Groep NV	15,080	176,112
Stellantis NV	22,577	411,778
		960,200
Spain—0.4%
Ence Energia y Celulosa SA*	30,223	96,728
Sweden—1.5%
Svenska Handelsbanken AB, Class A	36,795	349,803
Switzerland—3.9%
Novartis AG	1,325	116,456
Swiss Re AG	3,658	349,543
UBS Group AG	24,163	444,521
		910,520
United Kingdom—7.7%
AstraZeneca PLC	938	114,011
Coca-Cola European Partners PLC	8,494	434,978
Informa PLC*	16,789	132,933
Liberty Global PLC, Class A*	13,197	340,219
NatWest Group PLC	70,768	216,846
Nomad Foods Ltd.*	4,694	118,195
Tesco PLC	62,638	242,658
Travis Perkins PLC*	4,129	80,155
WH Smith PLC*	5,860	126,792
		1,806,787
United States—55.4%
AbbVie, Inc.	2,564	378,882
Alphabet, Inc., Class A*	182	491,607
AmerisourceBergen Corp.	856	122,006
	NUMBER OF SHARES	VALUE
United States—(continued)
AMETEK, Inc.	2,025	$262,825
Anthem, Inc.	601	271,562
Applied Materials, Inc.	2,528	339,258
AutoZone, Inc.*	243	452,804
Avantor, Inc.*	5,004	173,589
Axalta Coating Systems Ltd.*	12,442	336,432
Capital One Financial Corp.	1,049	160,780
Cigna Corp.	2,747	653,182
Cisco Systems, Inc.	6,679	372,488
Citigroup, Inc.	4,925	291,708
Concentrix Corp.	965	192,894
Corteva, Inc.	3,089	160,721
Crown Holdings, Inc.	4,002	490,925
CVS Health Corp.	5,379	557,533
Dollar General Corp.	613	121,582
DuPont de Nemours, Inc.	4,498	348,010
Global Payments, Inc.	1,152	153,654
Goldman Sachs Group, Inc., (The)	549	187,368
Halliburton Co.	14,773	495,339
Harley-Davidson, Inc.	5,500	227,150
Humana, Inc.	1,029	446,915
Huntington Bancshares, Inc.	18,248	283,209
Jabil, Inc.	1,894	109,492
Johnson & Johnson	4,213	693,333
JPMorgan Chase & Co.	2,809	398,316
KeyCorp	5,017	125,776
Las Vegas Sands Corp.*	2,561	109,764
McKesson Corp.	351	96,511
Medtronic PLC	2,546	267,305
Meta Platforms, Inc., Class A*	1,245	262,732
Micron Technology, Inc.	2,308	205,089
Microsoft Corp.	1,341	400,677
NortonLifeLock, Inc.	15,210	440,786
Qorvo, Inc.*	1,946	266,174
Resideo Technologies, Inc.*	2,677	68,906
Schlumberger Ltd.	13,598	533,586
Synchrony Financial	4,650	198,927
TE Connectivity Ltd.	769	109,529
US Foods Holding Corp.*	8,023	313,619
Wells Fargo & Co.	3,312	176,761
Zimmer Biomet Holdings, Inc.	1,470	186,969
		12,936,675
TOTAL COMMON STOCKS (Cost $23,332,337)		22,499,403
SHORT-TERM INVESTMENTS—3.2%
U.S. Bank Money Market Deposit Account, 0.01%(a)	743,611	743,611
TOTAL SHORT-TERM INVESTMENTS (Cost $743,611)		743,611
TOTAL INVESTMENTS—99.5% (Cost $24,075,948)		23,243,014
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		119,692
NET ASSETS—100.0%		$23,362,706

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the financial statements.

24  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$164,523	$—	$164,523.00	$—
Finland	333,391	—	333,391	—
France	1,779,044	—	1,779,044	—
Germany	1,602,716	—	1,602,716	—
Japan	1,559,016	117,704	1,441,312	—
Netherlands	960,200	—	960,200	—
Spain	96,728	—	96,728	—
Sweden	349,803	—	349,803	—
Switzerland	910,520	—	910,520	—
United Kingdom	1,806,787	893,392	913,395	—
United States	12,936,675	12,936,675	—	—
Short-Term Investments	743,611	743,611	—	—
Total Assets	$23,243,014	$14,691,382	$8,551,632	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  25

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—97.5%
Bermuda—1.7%
Everest Re Group Ltd.	11,014	$3,284,595
Canada—1.8%
Cenovus Energy, Inc.	216,168	3,398,997
Finland—1.0%
Metso Outotec Oyj	90,548	762,829
Nordea Bank Abp	115,643	1,279,420
		2,042,249
France—8.8%
Airbus Group SE	17,036	2,175,146
Capgemini SA	6,629	1,387,649
Cie de Saint-Gobain	21,815	1,352,644
Eiffage SA	24,305	2,475,810
Klepierre SA*	34,795	994,602
Rexel SA	113,654	2,501,284
Sanofi	38,193	3,992,421
TotalEnergies SE	40,679	2,072,406
		16,951,962
Germany—4.4%
Brenntag SE	10,582	887,118
Deutsche Post AG	16,549	831,791
Deutsche Telekom AG	102,802	1,842,697
Rheinmetall AG	15,591	2,320,619
Siemens AG	18,760	2,642,960
		8,525,185
Ireland—1.6%
CRH PLC	27,922	1,259,693
Flutter Entertainment PLC*	12,521	1,802,670
		3,062,363
Italy—0.8%
Enel SpA	199,955	1,473,461
Japan—5.9%
Asahi Group Holdings Ltd.	48,300	1,948,393
Fuji Corp.	38,400	780,880
Fuji Electric Co., Ltd.	16,700	859,242
Hitachi Ltd.	26,000	1,285,771
Honda Motor Co., Ltd.	61,600	1,871,464
Komatsu Ltd.	38,500	885,652
Renesas Electronics Corp.*	80,800	951,881
Sony Group Corp.	8,500	868,464
Sumitomo Mitsui Financial Group, Inc.	29,100	1,031,952
Yamaha Motor Co., Ltd.	40,500	910,425
		11,394,124
Netherlands—3.3%
Aalberts NV	14,588	813,917
ING Groep NV	166,193	1,940,889
NXP Semiconductors NV	3,759	714,661
Stellantis NV	158,236	2,886,037
		6,355,504
Singapore—1.2%
United Overseas Bank Ltd.	102,200	2,271,435
South Korea—2.8%
KB Financial Group, Inc.	50,642	2,498,396
POSCO	3,242	771,349
Samsung Electronics Co., Ltd.	16,082	968,995
SK Square Co., Ltd.*	10,373	481,402
SK Telecom Co., Ltd.	16,047	732,274
		5,452,416
	NUMBER OF SHARES	VALUE
Sweden—1.5%
Loomis AB	35,481	$1,000,691
Svenska Handelsbanken AB, Class A	192,452	1,829,605
		2,830,296
Switzerland—4.0%
Glencore PLC*	666,019	3,916,220
Novartis AG	33,477	2,942,343
STMicroelectronics NV	20,011	840,024
		7,698,587
United Kingdom—8.6%
Coca-Cola Europacific Partners PLC(a)	32,079	1,642,766
IMI PLC	40,081	785,198
Inchcape PLC	82,368	823,874
JD Sports Fashion PLC	523,964	1,054,033
Liberty Global PLC, Class A*	110,604	2,851,371
Melrose Industries PLC	474,136	938,068
NatWest Group PLC	408,843	1,252,768
Nomad Foods Ltd.*(a)	49,225	1,239,485
SSE PLC	46,742	1,060,803
Tesco PLC	408,656	1,583,125
Travis Perkins PLC*	110,803	2,150,981
WH Smith PLC*	52,256	1,130,656
		16,513,128
United States—50.1%
AbbVie, Inc.	23,900	3,531,703
Amgen, Inc.	10,631	2,407,709
Anthem, Inc.	5,217	2,357,301
Applied Materials, Inc.	7,193	965,301
AutoZone, Inc.*	811	1,511,209
Axalta Coating Systems Ltd.*	48,940	1,323,338
Carter’s, Inc.	19,326	1,868,438
Centene Corp.*	26,080	2,154,730
Charles Schwab Corp., (The)	10,374	876,188
Charter Communications, Inc., Class A*(a)	1,533	922,529
Cigna Corp.	13,079	3,109,925
Cisco Systems, Inc.	44,061	2,457,282
Concentrix Corp.	14,530	2,904,402
CVS Health Corp.	35,602	3,690,146
Diamondback Energy, Inc.	25,076	3,462,996
Discover Financial Services	13,795	1,702,855
DuPont de Nemours, Inc.	32,781	2,536,266
Eagle Materials, Inc.	5,689	778,426
Fidelity National Information Services, Inc.	10,661	1,015,247
Fifth Third Bancorp(a)	40,122	1,919,436
FleetCor Technologies, Inc.*	6,209	1,454,148
Global Payments, Inc.	8,231	1,097,851
Goldman Sachs Group, Inc., (The)(a)	7,619	2,600,288
HollyFrontier Corp.(a)	27,565	839,354
Humana, Inc.	3,838	1,666,920
Huntington Bancshares, Inc.(a)	93,161	1,445,859
JPMorgan Chase & Co.	13,313	1,887,783
KeyCorp(a)	74,492	1,867,514
Leidos Holdings, Inc.	12,408	1,263,631
LKQ Corp.(a)	25,768	1,209,808
Marathon Petroleum Corp.	28,223	2,197,725
McKesson Corp.	12,060	3,316,018

The accompanying notes are an integral part of the financial statements.

26  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
United States—(continued)
Medtronic PLC	10,985	$1,153,315
Micron Technology, Inc.	16,663	1,480,674
Nexstar Media Group, Inc., Class A	18,866	3,491,153
NortonLifeLock, Inc.(a)	91,308	2,646,106
Oracle Corp.	27,055	2,055,368
Owens Corning(a)	16,511	1,538,660
Pioneer Natural Resources Co.(a)	9,439	2,261,584
QUALCOMM, Inc.	5,243	901,744
Schlumberger Ltd.	55,610	2,182,136
Science Applications International Corp.(a)	15,547	1,363,316
Sensata Technologies Holding PLC*(a)	28,198	1,632,946
Synchrony Financial(a)	37,903	1,621,490
TE Connectivity Ltd.	9,888	1,408,348
Textron, Inc.(a)	17,398	1,272,316
T-Mobile US, Inc.*	13,534	1,667,524
UnitedHealth Group, Inc.	4,603	2,190,430
US Foods Holding Corp.*(a)	28,657	1,120,202
Valvoline, Inc.(a)	53,442	1,727,780
Zimmer Biomet Holdings, Inc.	18,108	2,303,156
		96,360,574
TOTAL COMMON STOCKS (Cost $148,059,831)		187,614,876
PREFERRED STOCKS—0.4%
South Korea—0.4%
Samsung Electronics Co., Ltd. 2.186%	12,356	682,885
TOTAL PREFERRED STOCKS (Cost $426,506)		682,885
	NUMBER OF SHARES	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—12.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%(b)	23,127,754	$23,127,754
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $23,127,754)		23,127,754
SHORT-TERM INVESTMENTS—2.0%
U.S. Bank Money Market Deposit Account, 0.01%(b)	3,855,231	3,855,231
TOTAL SHORT-TERM INVESTMENTS (Cost $3,855,231)		3,855,231
TOTAL INVESTMENTS—111.9% (Cost $175,469,322)		215,280,746
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.9)%		(22,890,716)
NET ASSETS—100.0%		$192,390,030

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $22,633,206.
(b)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  27

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$3,284,595	$3,284,595	$—	$—	$—
Canada	3,398,997	3,398,997	—	—	—
Finland	2,042,249	—	2,042,249	—	—
France	16,951,962	—	16,951,962	—	—
Germany	8,525,185	—	8,525,185	—	—
Ireland	3,062,363	—	3,062,363	—	—
Italy	1,473,461	—	1,473,461	—	—
Japan	11,394,124	—	11,394,124	—	—
Netherlands	6,355,504	714,661	5,640,843	—	—
Singapore	2,271,435	—	2,271,435	—	—
South Korea	5,452,416	481,402	4,971,014	—	—
Sweden	2,830,296	—	2,830,296	—	—
Switzerland	7,698,587	—	7,698,587	—	—
United Kingdom	16,513,128	5,733,622	10,779,506	—	—
United States	96,360,574	96,360,574	—	—	—
Preferred Stock
South Korea	682,885	—	682,885	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	23,127,754	—	—	—	23,127,754
Short-Term Investments	3,855,231	3,855,231	—	—	—
Total Assets	$215,280,746	$113,829,082	$78,323,910	$—	$23,127,754

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

28  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—90.8%
Austria—1.6%
Erste Group Bank AG	1,767	$62,811
Raiffeisen Bank International AG	21,567	351,434
		414,245
Brazil—3.8%
Cia de Locacao das Americas*	28,000	136,626
Cielo SA*	301,800	150,181
Eletromidia SA*	159,176	492,033
Sendas Distribuidora SA	82,700	215,273
		994,113
Canada—0.7%
Parex Resources, Inc.	8,764	193,257
Cayman Islands—0.1%
NU Holdings Ltd., Class A*	2,019	15,445
Chile—0.4%
Banco Santander Chile - ADR	5,160	100,723
China—22.9%
Agricultural Bank of China Ltd., Class H	142,000	53,778
Alibaba Group Holding Ltd.*	19,700	259,328
Alibaba Group Holding Ltd. - SP ADR*	1,850	194,602
Bank of Chengdu Co., Ltd., Class A	117,300	268,502
China Construction Bank Corp., Class H	72,000	53,997
China State Construction Engineering Corp., Ltd., Class A	65,300	52,800
China Yongda Automobiles Services Holdings Ltd.	606,500	707,605
Greentown China Holdings Ltd.*	44,000	65,989
Han’s Laser Technology Industry Group Co., Ltd., Class A	10,400	81,083
Hengli Petrochemical Co., Ltd., Class A	102,750	409,075
Huafu Fashion Co., Ltd., Class A	551,500	399,170
Industrial & Commercial Bank of China Ltd., Class H	90,000	53,726
JD.com, Inc., Class A*	305	10,886
Lakala Payment Co.*	16,200	68,845
Ping An Insurance Group Co. of China Ltd., Class H	12,958	100,472
Power Construction Corp. of China Ltd., Class A	144,000	175,983
Shandong Hi-Speed Group Co., Ltd.*	63,300	80,140
Shanghai International Port Group Co., Ltd., Class A	152,000	137,718
Shanghai Tunnel Engineering Co., Ltd.*	91,000	78,584
Shenzhen Expressway Co., Ltd.*	96,000	96,681
Tangshan Port Group Co., Ltd.*	123,500	57,264
TBEA Co., Ltd., Class A	17,400	56,119
Tencent Holdings Ltd.	6,400	345,352
Tongcheng Travel Holdings Ltd.*	16,800	31,289
Tongkun Group Co., Ltd., Class A	72,700	253,720
Universal Scientific Industrial Shanghai Co., Ltd., Class A	30,400	67,827
Want Want China Holdings Ltd.	209,000	222,486
	NUMBER OF SHARES	VALUE
China—(continued)
Xiamen Xiangyu Co., Ltd., Class A	106,400	$136,800
Xinfengming Group Co., Ltd., Class A	42,498	94,794
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H	321,500	506,830
YTO Express Group Co., Ltd., Class A	20,700	57,039
Zhongsheng Group Holdings Ltd.	113,500	792,564
		5,971,048
France—1.6%
TotalEnergies SE	8,327	424,222
Hong Kong—1.3%
Swire Properties Ltd.	17,800	46,289
Texhong Textile Group Ltd.	239,500	298,061
		344,350
India—8.1%
Bharti Airtel Ltd.*	67,512	617,350
Bharti Airtel Ltd.*	1,873	8,222
Hindustan Petroleum Corp., Ltd.	125,316	455,879
Infosys Ltd. - SP ADR	2,359	52,983
KEI Industries Ltd.	3,611	47,706
Larsen & Toubro Ltd.	2,078	50,376
Power Grid Corp. of India Ltd.	19,018	52,956
Reliance Industries Ltd.	1,708	53,771
Vardhman Textiles Ltd.	21,240	722,757
WNS Holdings Ltd. - ADR*	630	52,057
		2,114,057
Indonesia—1.2%
Bank Mandiri Persero Tbk PT	154,600	83,583
Indofood Sukses Makmur Tbk PT	189,000	81,748
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,263,700	85,885
Telkom Indonesia Persero Tbk PT - ADR	1,822	54,132
		305,348
Israel—0.5%
Mizrahi Tefahot Bank Ltd.	3,308	129,274
Malaysia—2.2%
Bumi Armada Bhd*	1,950,100	222,799
Petronas Chemicals Group Bhd	31,200	70,968
RHB Bank Bhd	207,200	292,006
		585,773
Mexico—2.7%
America Movil SAB de CV, Class L - SP ADR	3,354	60,775
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,500	145,325
Grupo Aeroportuario del Pacifico SAB de CV - ADR*	2,079	304,116
Grupo Comercial Chedraui SA de CV	91,100	205,276
		715,492
Russia—0.3%
Fix Price Group Ltd. - GDR	5,934	3,591
HeadHunter Group PLC - ADR	3,106	46,683
Magnit PJSC - GDR	14,975	23,767
Sberbank of Russia PJSC - SP ADR	9,522	11,903
		85,944

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  29

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Singapore—3.9%
ASM Pacific Technology Ltd.	10,200	$111,904
DBS Group Holdings Ltd.	15,756	396,108
Golden Agri-Resources Ltd.	1,470,000	310,822
United Overseas Bank Ltd.	9,400	208,919
		1,027,753
South Africa—4.1%
Airtel Africa PLC	249,059	474,777
Naspers Ltd., Class N - SP ADR	10,109	255,151
Naspers Ltd., Class N	124	15,615
Pick n Pay Stores Ltd.	32,049	95,879
Sappi Ltd.*	23,762	78,690
Shoprite Holdings Ltd.	10,255	152,967
		1,073,079
South Korea—11.7%
Coway Co., Ltd.	900	54,053
GS Holdings Corp.	2,427	81,157
Hana Financial Group, Inc.	2,457	99,823
JB Financial Group Co, Ltd.	55,042	377,006
JYP Entertainment Corp.	2,216	93,127
KB Financial Group, Inc.	823	40,602
KT Corp. - SP ADR	32,040	422,608
Osstem Implant Co., Ltd.	2,762	327,806
Samsung Electro-Mechanics Co., Ltd.	586	81,928
SK Hynix, Inc.	7,180	748,547
Woori Financial Group, Inc.	61,338	733,700
		3,060,357
Taiwan—18.7%
ASE Technology Holding Co., Ltd.	34,000	122,887
Asia Vital Components Co., Ltd.	136,000	543,765
Compeq Manufacturing Co., Ltd.	52,000	90,109
Elite Material Co., Ltd.	33,000	323,607
Lotes Co., Ltd.	24,115	626,335
Nanya Technology Corp.	321,000	898,929
Pegavision Corp.	5,000	78,896
Quanta Computer, Inc.	41,000	137,100
Sinbon Electronics Co., Ltd.	9,000	86,523
SinoPac Financial Holdings Co., Ltd.	377,000	231,501
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	279,494
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	4,114	440,239
Tripod Technology Corp.	114,000	522,672
Wiwynn Corp.	14,000	500,019
		4,882,076
Thailand—1.6%
AP Thailand PCL - NVDR	209,500	68,098
Com7 PCL - NVDR	36,200	91,899
Kiatnakin Phatra Bank PCL - NVDR	38,200	80,012
Land & Houses PCL - NVDR	185,700	54,689
Minor International PCL - NVDR*	55,300	52,372
MK Restaurants Group PCL - NVDR	34,600	57,355
		404,425
	NUMBER OF SHARES	VALUE
United States—3.4%
Amkor Technology, Inc.	5,475	$124,118
Micron Technology, Inc.	3,502	311,188
SMART Global Holdings, Inc.*	16,174	443,976
		879,282
TOTAL COMMON STOCKS (Cost $23,397,883)		23,720,263
PREFERRED STOCKS—2.7%
Brazil—0.6%
Randon SA Implementos e Participacoes 6.152%*	78,200	159,616
Chile—0.7%
Embotelladora Andina SA 7.160%	85,636	186,482
South Korea—1.4%
Samsung Electronics Co., Ltd. 2.186%	6,427	355,204
TOTAL PREFERRED STOCKS (Cost $620,945)		701,302
EXCHANGE TRADED FUNDS—0.3%
Thailand—0.3%
Jasmine Broadband Internet Infrastructure Fund, Class F	246,800	83,840
TOTAL EXCHANGE TRADED FUNDS (Cost $85,086)		83,840
MUTUAL FUNDS—0.5%
Thailand—0.5%
Digital Telecommunications Infrastructure Fund, Class F	320,940	140,499
TOTAL MUTUAL FUNDS (Cost $143,655)		140,499
SHORT-TERM INVESTMENTS—3.1%
U.S. Bank Money Market Deposit Account, 0.01%(a)	799,034	799,034
TOTAL SHORT-TERM INVESTMENTS (Cost $799,034)		799,034
TOTAL INVESTMENTS—97.4% (Cost $25,046,603)		25,444,938
OTHER ASSETS IN EXCESS OF LIABILITIES—2.6%		689,147
NET ASSETS—100.0%		$26,134,085

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the financial statements.

30  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Bros Eastern Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.08%	Monthly	574,200	$621,415	$(32,735)
Jiangsu Phoenix Publishing & Media Group Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.08	Monthly	98,900	121,450	(667)
Leader Harmonious Drive Systems Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.08	Monthly	2,300	49,054	1,062
Meihua Holdings Group Co., Class A	Goldman Sachs	09/16/2025	0.08	Monthly	531,800	708,667	49,300
Netdragon Websoft Holdings Ltd.	Goldman Sachs	09/18/2025	0.14	Monthly	103,500	232,308	(39,261)
Zhejiang Entive Smart Kitchen Appliance Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.08	Monthly	7,200	77,955	3,251
						1,810,849	(19,050)
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	09/18/2025	-0.58	Monthly	5,067	110,361	(3,263)
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	0.08	Monthly	117,900	93,449	(81,579)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	09/16/2025	0.08	Monthly	10,912	466,531	12,713
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	0.08	Monthly	11,000	236,989	(12,750)
Total Long						2,718,179	(103,929)
Net unrealized gain/(loss) on Contracts For Difference							$(103,929)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  31

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$414,245	$—	$414,245	$—
Brazil	994,113	—	994,113	—
Canada	193,257	193,257	—	—
Cayman Islands	15,445	15,445	—	—
Chile	100,723	100,723	—	—
China	5,971,048	641,880	5,329,168	—
France	424,222	—	424,222	—
Hong Kong	344,350	—	344,350	—
India	2,114,057	105,040	2,009,017	—
Indonesia	305,348	54,132	251,216	—
Israel	129,274	—	129,274	—
Malaysia	585,773	70,968	514,805	—
Mexico	715,492	715,492	—	—
Russia	85,944	58,586	27,358	—
Singapore	1,027,753	—	1,027,753	—
South Africa	1,073,079	904,497	168,582	—
South Korea	3,060,357	422,608	2,637,749	—
Taiwan	4,882,076	440,239	4,441,837	—
Thailand	404,425	—	404,425	—
United States	879,282	879,282	—	—
Preferred Stock
Brazil	159,616	—	159,616	—
Chile	186,482	—	186,482	—
South Korea	355,204	—	355,204	—
Exchange Traded Funds
Thailand	83,840	83,840	—	—
Mutual Funds
Thailand	140,499	—	140,499	—
Short-Term Investments	799,034	799,034	—	—
Contracts For Difference
Equity Contracts	66,326	66,326	—	—
Total Assets	$25,511,264	$5,551,349	$19,959,915	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(170,255)	$(170,255)	$—	$—
Total Liabilities	$(170,255)	$(170,255)	$—	$—

The accompanying notes are an integral part of the financial statements.

32  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—114.3%
COMMON STOCKS—94.7%
Communication Services—5.1%
Alphabet, Inc., Class A*	255	$688,791
Baidu, Inc. - SP ADR*	1,316	200,611
Cinemark Holdings, Inc.*(a)	18,193	319,105
Entravision Communications Corp., Class A†	142,928	914,739
Meta Platforms, Inc., Class A*(a)	4,176	881,261
Outbrain, Inc.*	32,116	418,793
		3,423,300
Consumer Discretionary—14.0%
Alibaba Group Holding Ltd. - SP ADR*†	4,420	464,940
Arcos Dorados Holdings, Inc., Class A*(a)	76,487	591,243
AutoZone, Inc.*	240	447,214
Bath & Body Works, Inc.*(a)	8,142	434,539
Bowlero Corp.*(a)	52,616	526,686
Caleres, Inc.	16,185	336,001
Carriage Services, Inc.(a)†	9,770	480,782
Carter’s, Inc.(a)	3,129	302,512
Hanesbrands, Inc.(a)†	38,551	595,613
Hooker Furnishings Corp.	11,062	232,302
JD.com, Inc. - ADR*	4,313	308,940
Kindred Group PLC - SDR	28,454	315,769
Las Vegas Sands Corp.*	10,207	437,472
LKQ Corp.(a)†	11,473	538,657
Mohawk Industries, Inc.*	2,732	384,611
Perdoceo Education Corp.*	37,864	396,436
Skechers U.S.A., Inc., Class A*†	6,829	313,997
Stellantis NV(a)	17,587	321,490
Stride, Inc.*(a)†	54,404	1,826,886
XL Fleet Corp.*(a)	30,168	58,828
		9,314,918
Consumer Staples—0.9%
Coca-Cola European Partners PLC(a)	5,377	275,356
Herbalife Nutrition Ltd.*(a)	8,440	300,296
		575,652
Energy—6.9%
BP PLC - SP ADR(a)	16,690	487,515
Canadian Natural Resources Ltd.	24,852	1,387,487
Devon Energy Corp.(a)	6,245	371,890
Marathon Petroleum Corp.†	13,831	1,077,020
Phillips 66†	6,707	564,997
Schlumberger Ltd.	9,808	384,866
World Fuel Services Corp.	10,641	301,566
		4,575,341
Financials—17.0%
Aflac, Inc.	4,745	289,872
American International Group, Inc.†	7,305	447,358
Arthur J Gallagher & Co.	1,298	205,331
Bank of America Corp.†	10,755	475,371
Bank OZK(a)†	11,158	524,649
BGC Partners, Inc., Class A†	125,582	575,166
Charles Schwab Corp., (The)	2,984	252,029
Citigroup, Inc.†	12,249	725,508
Diamond Hill Investment Group, Inc.	2,113	409,668
Enova International, Inc.*	11,352	462,821
Evercore, Inc., Class A	2,746	348,769
Fairfax Financial Holdings Ltd.	1,194	580,021
Granite Point Mortgage Trust, Inc.†	20,216	226,824
	NUMBER OF SHARES	VALUE
Financials—(continued)
Heritage Insurance Holdings, Inc.†	89,779	$500,967
Jefferies Financial Group, Inc.†	25,111	892,445
KB Financial Group, Inc. - ADR	11,526	567,079
Morgan Stanley†	5,002	453,882
PCB Bancorp	12,775	300,596
Prudential Financial, Inc.(a)	2,812	313,988
Stifel Financial Corp.(a)†	14,508	1,066,338
SVB Financial Group*	532	322,392
Universal Insurance Holdings, Inc.(a)†	25,637	296,364
Wells Fargo & Co.	10,363	553,073
Western Alliance Bancorp†	5,433	509,289
		11,299,800
Health Care—18.9%
Amgen, Inc.(a)†	5,345	1,210,536
Anthem, Inc.†	2,466	1,114,262
Bausch Health Cos., Inc.*(a)†	23,842	573,639
BioDelivery Sciences International, Inc.*	91,900	512,802
Centene Corp.*	6,822	563,634
Cigna Corp.†	3,966	943,035
CVS Health Corp.(a)†	11,855	1,228,770
Hanger, Inc.*†	21,295	385,865
Harrow Health, Inc.*†	36,478	281,245
HCA Healthcare, Inc.	3,155	789,728
Henry Schein, Inc.*	6,403	553,091
Jazz Pharmaceuticals PLC*	2,096	288,032
Johnson & Johnson†	4,463	734,476
Medtronic PLC†	4,981	522,955
Merck & Co., Inc.	6,616	506,653
Novartis AG - SP ADR†	9,957	870,839
Syneos Health, Inc.*(a)	2,705	214,236
UnitedHealth Group, Inc.†	1,288	612,921
Universal Health Services, Inc.,Class B(a)†	4,748	683,380
		12,590,099
Industrials—11.0%
3M Co.	2,728	405,517
Acuity Brands, Inc.	1,739	317,141
AerCap Holdings NV*(a)†	4,965	270,245
Barrett Business Services, Inc.†	7,016	422,012
Builders FirstSource, Inc.*†	9,259	689,055
CACI International, Inc., Class A*(a)	1,621	453,540
Forward Air Corp.	2,988	308,302
Galliford Try Holdings PLC	94,533	218,085
Gibraltar Industries, Inc.*	3,149	152,160
Global Industrial Co.	8,127	258,276
Graham Corp.†	16,094	128,913
Heidrick & Struggles International, Inc.†	4,981	212,938
JetBlue Airways Corp.*†	31,246	477,126
KBR, Inc.†	6,131	304,343
Kelly Services, Inc., Class A†	12,993	275,712
L B Foster Co., Class A*	11,595	182,273
Lockheed Martin Corp.(a)	1,460	633,348
Primoris Services Corp.(a)	12,068	318,233
Quanta Services, Inc.†	3,477	378,784
UFP Industries, Inc.	6,031	517,158
Vectrus, Inc.*	8,011	367,224
		7,290,385
Information Technology—15.0%
Akamai Technologies, Inc.*(a)†	1,879	203,420
Applied Materials, Inc.	278	37,308
Arrow Electronics, Inc.*	3,249	395,988

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  33

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Information Technology—(continued)
Box, Inc., Class A*	10,075	$258,021
Capgemini SE - ADR†	6,678	276,937
Check Point Software Technologies Ltd.*	4,196	607,916
Cisco Systems, Inc.	8,413	469,193
Cognizant Technology Solutions Corp., Class A(a)†	7,621	656,397
Concentrix Corp.†	4,448	889,111
Dolby Laboratories, Inc., Class A†	2,812	211,181
Dropbox, Inc., Class A*	14,497	328,937
EVERTEC, Inc.(a)†	12,810	517,012
Fabrinet*†	2,303	230,599
Fidelity National Information Services, Inc.	2,169	206,554
FleetCor Technologies, Inc.*(a)	1,240	290,408
Global Payments, Inc.	3,506	467,630
Hackett Group, Inc., (The)†	25,552	529,437
HP, Inc.†	7,808	268,283
InterDigital, Inc.	7,074	455,707
Nano Dimension Ltd. - ADR*(a)	30,694	108,657
Open Text Corp.†	9,984	434,304
Oracle Corp.†	5,340	405,680
Perficient, Inc.*(a)	1,911	194,731
Qorvo, Inc.*	1,955	267,405
TD SYNNEX Corp.†	4,448	452,940
Telefonaktiebolaget LM Ericsson - SP ADR†	47,268	438,647
Zebra Technologies Corp., Class A*†	833	344,312
		9,946,715
Materials—2.4%
Berry Global Group, Inc.*†	10,588	642,162
Dundee Precious Metals, Inc.	35,141	207,935
POSCO - SP ADR	3,626	215,094
Rio Tinto PLC - SP ADR(a)†	3,379	265,522
Ternium SA - SP ADR†	6,625	260,230
		1,590,943
Real Estate—3.5%
Jones Lang LaSalle, Inc.*	1,341	330,181
Medical Properties Trust, Inc.(a)†	11,406	231,998
Newmark Group, Inc., Class A(a)†	80,748	1,427,625
Simon Property Group, Inc.(a)	2,290	315,012
		2,304,816
TOTAL COMMON STOCKS (Cost $41,300,603)		62,911,969

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS—0.1%
Call Purchased Options—0.1%
BioDelivery Sciences International, Inc. Expiration: 03/18/2022, Exercise Price: 5.00	472	263,376	25,959
TOTAL CALL PURCHASED OPTIONS (Cost $18,438)			25,959
TOTAL PURCHASED OPTIONS (Cost $18,438)			25,959
	NUMBER OF SHARES	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%(b)	9,178,187	$9,178,187
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $9,178,187)		9,178,187
SHORT-TERM INVESTMENTS—5.7%
U.S. Bank Money Market Deposit Account, 0.01%(b)	3,784,751	3,784,751
TOTAL SHORT-TERM INVESTMENTS (Cost $3,784,751)		3,784,751
TOTAL LONG POSITIONS—114.3% (Cost $54,281,979)		75,900,866
SECURITIES SOLD SHORT—(23.5%)
COMMON STOCKS—(23.2%)
Communication Services—(1.4%)
AMC Entertainment Holdings, Inc., Class A*	(13,767)	(259,646)
CTC Communications Group, Inc.*‡	(98,900)	0
Netflix, Inc.*	(1,750)	(690,410)
		(950,056)
Consumer Discretionary—(6.6%)
Allbirds, Inc., Class A*	(10,005)	(78,839)
Carvana Co.*	(3,633)	(546,658)
DoorDash, Inc., Class A*	(1,188)	(124,681)
DraftKings, Inc., Class A*	(7,081)	(167,678)
Dutch Bros, Inc., Class A*	(4,091)	(197,227)
F45 Training Holdings, Inc.*	(18,687)	(287,406)
Fiverr International Ltd.*	(1,424)	(112,368)
GameStop Corp., Class A*	(4,234)	(522,222)
Papa John’s International, Inc.	(1,885)	(201,356)
Planet Fitness, Inc., Class A*	(10,260)	(868,304)
Qsound Labs, Inc.*‡	(4,440)	0
Rent the Runway, Inc., Class A*	(19,046)	(115,609)
Sonos, Inc.*	(8,307)	(227,529)
Sweetgreen, Inc., Class A*	(3,822)	(96,811)
Tesla Motors, Inc.*	(818)	(712,012)
Warby Parker, Inc., Class A*	(4,593)	(137,468)
		(4,396,168)
Consumer Staples—(1.7%)
22nd Century Group, Inc.*	(33,602)	(78,629)
Amish Naturals, Inc.*‡	(25,959)	0
Beyond Meat, Inc.*	(2,097)	(98,098)
Cal-Maine Foods, Inc.	(6,346)	(280,937)
Celsius Holdings, Inc.*	(2,421)	(154,678)
National Beverage Corp.	(4,043)	(177,932)
Oatly Group AB - ADR*	(20,246)	(136,660)
Tattooed Chef, Inc.*	(13,542)	(164,400)
		(1,091,334)
Energy—(0.4%)
Beard Co.*	(9,710)	(1)
Green Plains, Inc.*	(8,579)	(280,876)
		(280,877)

The accompanying notes are an integral part of the financial statements.

34  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—(1.8%)
10X Genomics, Inc., Class A*	(2,737)	$(222,983)
Beam Therapeutics, Inc.*	(2,414)	(189,137)
BodyTel Scientific, Inc.*‡	(4,840)	(1)
CareView Communications, Inc.*	(174,320)	(18,302)
Cassava Sciences, Inc.*	(4,092)	(173,951)
Heska Corp.*	(773)	(109,766)
NanoString Technologies, Inc.*	(5,666)	(200,916)
Ocugen, Inc.*	(27,180)	(95,674)
Oxford Nanopore Technologies PLC*	(28,110)	(172,981)
		(1,183,711)
Industrials—(1.1%)
Applied Energetics, Inc.*	(57,676)	(109,065)
Capstone Green Energy Corp.*	(341)	(1,422)
Corporate Resource Services, Inc.*	(218,896)	(219)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
Ener1, Inc.*‡	(102,820)	(10)
Ideanomics, Inc.*	(69,087)	(72,541)
Omega Flex, Inc.	(2,655)	(385,639)
Sunrun, Inc.*	(6,063)	(165,399)
Valence Technology, Inc.*‡	(27,585)	(3)
		(734,305)
Information Technology—(10.0%)
Affirm Holdings, Inc.*	(3,949)	(165,226)
Anaplan, Inc.*	(3,482)	(164,942)
ANTs software, Inc.*‡	(10,334)	(1)
Appfolio, Inc., Class A*	(1,926)	(217,908)
Appian Corp.*	(5,313)	(323,880)
Bill.com Holdings, Inc.*	(1,632)	(388,220)
Ceridian HCM Holding, Inc.*	(3,844)	(280,266)
Clear Secure, Inc., Class A*	(8,154)	(219,587)
Consygen, Inc.*‡	(200)	0
Coupa Software, Inc.*	(1,874)	(226,773)
Crowdstrike Holdings, Inc., Class A*	(1,008)	(196,772)
CS Disco, Inc.*	(6,267)	(236,767)
Fastly, Inc., Class A*	(3,932)	(73,135)
Guidewire Software, Inc.*	(2,292)	(202,040)
HashiCorp, Inc., Class A*	(3,982)	(200,653)
Impinj, Inc.*	(4,838)	(332,612)
Inseego Corp.*	(24,873)	(117,152)
Interliant, Inc.*‡	(600)	0
Marathon Digital Holdings, Inc.*	(6,756)	(171,265)
MicroVision, Inc.*	(22,383)	(89,756)
MongoDB, Inc.*	(822)	(313,996)
Nestor, Inc.*‡	(15,200)	(2)
Okta, Inc.*	(1,499)	(274,077)
Procore Technologies, Inc.*	(2,861)	(186,509)
PROS Holdings, Inc.*	(4,883)	(155,182)
Q2 Holdings, Inc.*	(2,909)	(189,230)
Rapid7, Inc.*	(4,382)	(453,362)
RingCentral, Inc., Class A*	(789)	(103,233)
Riot Blockchain, Inc.*	(13,167)	(226,867)
SentinelOne, Inc., Class A*	(2,894)	(120,101)
Tiger Telematics, Inc.*‡	(6,510)	0
Uni-Pixel, Inc.*	(19,665)	(2)
	NUMBER OF SHARES	VALUE
Information Technology—(continued)
Wolfspeed, Inc.*	(6,845)	$(703,118)
Worldgate Communications, Inc.*‡	(582,655)	(58)
XRiver Corp.*‡	(34,156)	0
Zoom Video Communications, Inc., Class A*	(607)	(80,488)
Zscaler, Inc.*	(1,050)	(251,108)
		(6,664,288)
Materials—(0.0%)
Mountain Province Diamonds, Inc.*	(4,735)	(2,727)
Real Estate—(0.2%)
Redfin Corp.*	(4,427)	(95,756)
TOTAL COMMON STOCKS (Proceeds $(25,613,066))		(15,399,222)
EXCHANGE TRADED FUNDS—(0.3%)
Financials—(0.3%)
iPath Series B S&P 500 VIX Short-Term Futures ETN*	(7,574)	(181,777)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(198,145))		(181,777)
TOTAL SECURITIES SOLD SHORT—(23.5%) (Proceeds $(25,811,211))		(15,580,999)
OTHER ASSETS IN EXCESS OF LIABILITIES—9.2%		6,108,136
NET ASSETS—100.0%		$66,428,003

ADR	American Depositary Receipt
SDR	Special Drawing Right
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $8,935,292.
(b)	The rate shown is as of February 28, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2022, these securities amounted to $(82) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  35

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$3,423,300	$3,423,300	$—	$—	$—
Consumer Discretionary	9,314,918	8,999,149	315,769	—	—
Consumer Staples	575,652	575,652	—	—	—
Energy	4,575,341	4,575,341	—	—	—
Financials	11,299,800	11,299,800	—	—	—
Health Care	12,590,099	12,590,099	—	—	—
Industrials	7,290,385	7,072,300	218,085	—	—
Information Technology	9,946,715	9,946,715	—	—	—
Materials	1,590,943	1,590,943	—	—	—
Real Estate	2,304,816	2,304,816	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	9,178,187	—	—	—	9,178,187
Purchased Option
Equity Contracts	25,959	25,959	—	—	—
Short-Term Investments	3,784,751	3,784,751	—	—	—
Total Assets	$75,900,866	$66,188,825	$533,854	$—	$9,178,187

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(950,056)	$(950,056)	$—	$ —**	$—
Consumer Discretionary	(4,396,168)	(4,396,168)	—	—**	—
Consumer Staples	(1,091,334)	(1,091,334)	—	—**	—
Energy	(280,877)	(280,876)	(1)	—	—
Health Care	(1,183,711)	(1,010,729)	(172,981)	(1)	—
Industrials	(734,305)	(734,285)	—	(20)	—
Information Technology	(6,664,288)	(6,664,227)	—	(61)	—
Materials	(2,727)	(2,727)	—	—	—
Real Estate	(95,756)	(95,756)	—	—	—
Exchange Traded Funds	(181,777)	(181,777)	—	—	—
Total Liabilities	$(15,580,999)	$(15,407,935)	$(172,982)	$(82)	$—

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.
**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

36  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—96.6%
COMMON STOCKS—96.0%
Communication Services—8.6%
Activision Blizzard, Inc.	27,961	$2,278,821
Alphabet, Inc., Class A*	4,165	11,250,248
Alphabet, Inc., Class C*	1,495	4,033,241
Charter Communications, Inc., Class A*	2,645	1,591,708
Deutsche Telekom AG	179,881	3,224,317
Gray Television, Inc.†	293,334	6,872,816
Live Nation Entertainment, Inc.*	15,876	1,918,138
Meta Platforms, Inc., Class A*†	49,353	10,414,964
Nexstar Media Group, Inc., Class A	41,546	7,688,087
Omnicom Group, Inc.	31,114	2,610,153
TEGNA, Inc.	337,835	7,743,178
T-Mobile US, Inc.*	31,470	3,877,419
Yelp, Inc.*†	39,575	1,341,197
		64,844,287
Consumer Discretionary—9.5%
AutoNation, Inc.*	14,148	1,622,210
AutoZone, Inc.*	2,955	5,506,317
Callaway Golf Co.*†	123,441	3,053,930
Carter’s, Inc.	16,379	1,583,522
Dollar General Corp.	13,400	2,657,756
Flutter Entertainment PLC*	30,931	4,453,191
Foot Locker, Inc.	35,269	1,115,206
Garmin Ltd.	30,412	3,358,701
GVC Holdings PLC*	111,413	2,504,848
Harley-Davidson, Inc.†	110,593	4,567,491
Hasbro, Inc.	29,472	2,860,258
Kohl’s Corp.	17,115	951,936
LKQ Corp.	77,216	3,625,291
Melia Hotels International SA*	25,255	189,305
Mohawk Industries, Inc.*	8,772	1,234,922
Polaris, Inc.	16,531	2,008,682
PVH Corp.	7,420	726,344
Restaurant Brands International, Inc.	39,366	2,203,709
Ross Stores, Inc.	22,823	2,085,794
Sony Corp. - SP ADR	9,358	959,476
Stride, Inc.*†	131,747	4,424,064
Tempur Sealy International, Inc.†	127,386	4,205,012
TJX Cos., Inc., (The)	30,452	2,012,877
Travel + Leisure Co.	59,622	3,341,813
Ulta Beauty, Inc.*	6,011	2,251,120
Whirlpool Corp.	14,197	2,857,430
Wyndham Hotels & Resorts, Inc.	26,207	2,264,547
Wynn Macau Ltd.*	3,181,400	2,718,901
		71,344,653
Consumer Staples—4.6%
British American Tobacco PLC - SP ADR	101,741	4,501,022
Coca-Cola European Partners PLC†	31,627	1,619,619
Hershey Co., (The)	13,912	2,813,841
Keurig Dr Pepper, Inc.	116,379	4,500,376
Nomad Foods Ltd.*	130,865	3,295,181
Philip Morris International, Inc.	26,351	2,663,296
Procter & Gamble Co., (The)	34,971	5,451,629
SWEDISH MATCH*	555,599	4,039,062
Turning Point Brands, Inc.	57,194	1,917,143
US Foods Holding Corp.*	88,427	3,456,611
		34,257,780
	NUMBER OF SHARES	VALUE
Energy—13.0%
Canadian Natural Resources Ltd.	100,061	$5,586,406
Cenovus Energy, Inc.	538,371	8,465,273
ConocoPhillips	57,206	5,426,561
Coterra Energy, Inc.	125,263	2,922,386
Devon Energy Corp.	124,454	7,411,236
Diamondback Energy, Inc.†	39,655	5,476,355
Enerplus Corp.	266,011	3,399,904
Halliburton Co.†	137,761	4,619,126
HollyFrontier Corp.†	71,925	2,190,116
Kosmos Energy Ltd.*	808,598	3,929,786
Marathon Petroleum Corp.	71,796	5,590,755
MEG Energy Corp.*	326,004	4,256,699
Parex Resources, Inc.	74,529	1,643,460
PDC Energy, Inc.	90,161	5,817,188
Pioneer Natural Resources Co.	23,166	5,550,574
Range Resources Corp.*†	137,329	3,151,701
Schlumberger Ltd.	139,277	5,465,229
Valero Energy Corp.	67,842	5,665,485
Viper Energy Partners LP†	128,196	3,770,244
Whitehaven Coal Ltd.	1,040,171	2,434,192
Whiting Petroleum Corp.	66,633	4,920,847
		97,693,523
Financials—15.4%
Allstate Corp., (The)†	22,884	2,800,086
American International Group, Inc.†	27,595	1,689,918
Ameriprise Financial, Inc.†	29,499	8,843,506
Aon PLC, Class A	3,250	949,455
Bank of America Corp.†	124,524	5,503,961
Bank of New York Mellon Corp., (The)†	39,138	2,080,185
Berkshire Hathaway, Inc., Class B*†	9,776	3,142,495
BNP Paribas SA	28,280	1,640,938
Capital One Financial Corp.	27,367	4,194,540
Charles Schwab Corp., (The)	43,845	3,703,149
Citigroup, Inc.†	65,875	3,901,776
DBS Group Holdings Ltd.	43,100	1,083,541
Discover Financial Services†	34,608	4,272,012
East West Bancorp, Inc.	51,228	4,485,524
Everest Re Group Ltd.	9,855	2,938,958
Fifth Third Bancorp†	131,221	6,277,613
Goldman Sachs Group, Inc., (The)†	9,052	3,089,357
Hana Financial Group, Inc.	35,539	1,443,874
Huntington Bancshares, Inc.†	380,101	5,899,168
ING Groep NV	196,713	2,297,318
JPMorgan Chase & Co.†	35,483	5,031,489
KeyCorp†	234,303	5,873,976
Moody’s Corp.	6,463	2,081,280
NatWest Group PLC	526,747	1,614,046
Navient Corp.†	52,310	921,179
Nordea Bank Abp	229,798	2,542,377
Regions Financial Corp.	83,673	2,024,050
Renaissance Holdings Ltd.	9,236	1,392,604
S&P Global, Inc.	4,676	1,756,773
SLM Corp.†	173,277	3,413,557
Synchrony Financial	82,136	3,513,778
Truist Financial Corp.†	86,637	5,390,554
UBS Group AG	101,589	1,842,825
United Overseas Bank Ltd.	78,000	1,733,580
Wells Fargo & Co.†	127,863	6,824,048
		116,193,490

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  37

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—12.7%
Abbott Laboratories†	17,730	$2,138,593
AbbVie, Inc.†	62,815	9,282,173
Amedisys, Inc.*	5,867	940,128
AmerisourceBergen Corp.	3,159	450,252
Amgen, Inc.	21,418	4,850,749
Anthem, Inc.†	4,857	2,194,635
AstraZeneca PLC	20,566	2,499,736
Avantor, Inc.*†	97,012	3,365,346
Boston Scientific Corp.*†	49,946	2,206,115
Bristol-Myers Squibb Co.	14,762	1,013,707
Centene Corp.*	40,456	3,342,475
Cigna Corp.†	12,730	3,026,939
CVS Health Corp.†	46,519	4,821,694
Envista Holdings Corp.*	48,191	2,313,168
HCA Healthcare, Inc.	13,817	3,458,533
Humana, Inc.	6,245	2,712,328
ICON PLC*	9,717	2,312,743
IQVIA Holdings, Inc.*	8,958	2,061,415
Jazz Pharmaceuticals PLC*	1,715	235,675
Johnson & Johnson†	26,929	4,431,706
Medtronic PLC	30,889	3,243,036
Merck & Co., Inc.	3,807	291,540
Molina Healthcare, Inc.*	1,356	416,116
Novartis AG - SP ADR	14,594	1,276,391
Novo Nordisk A/S, Class B	23,626	2,444,900
Ortho Clinical Diagnostics Holdings PLC*	68,520	1,212,119
Pfizer, Inc.	14,295	671,007
R1 RCM, Inc.*	43,431	1,180,889
Sanofi	27,723	2,897,963
Sotera Health Co.*	91,248	1,995,594
Stryker Corp.	7,795	2,052,813
Syneos Health, Inc.*	6,727	532,778
Thermo Fisher Scientific, Inc.	11,444	6,225,536
UCB SA	16,502	1,800,980
UnitedHealth Group, Inc.	16,558	7,879,456
Universal Health Services, Inc., Class B	3,277	471,659
Zimmer Biomet Holdings, Inc.	24,177	3,075,073
		95,325,960
Industrials—12.0%
Advanced Drainage Systems, Inc.	44,513	5,195,557
AGCO Corp.	20,878	2,508,701
Allegion PLC	27,089	3,102,232
Allison Transmission Holdings, Inc.†	24,193	966,268
Altra Industrial Motion Corp.	17,397	738,851
AMETEK, Inc.†	8,661	1,124,111
ASGN, Inc.*	32,108	3,557,245
Boeing Co., (The)*	7,822	1,606,169
BWX Technologies, Inc.	57,518	3,072,612
Canadian National Railway Co.	40,053	4,966,171
Caterpillar, Inc.	12,948	2,428,786
Clean Harbors, Inc.*	32,655	3,116,267
Deere & Co.	6,905	2,485,938
Dover Corp.†	7,807	1,224,606
Eaton Corp., PLC†	6,036	931,294
Expeditors International of Washington, Inc.	25,233	2,608,083
General Dynamics Corp.	10,828	2,538,625
Hexcel Corp.	40,115	2,322,659
Howmet Aerospace, Inc.	72,082	2,589,185
Landstar System, Inc.	17,784	2,746,027
Leidos Holdings, Inc.†	41,387	4,214,852
	NUMBER OF SHARES	VALUE
Industrials—(continued)
Maxar Technologies, Inc.	15,917	$516,347
Middleby Corp., (The)*†	17,151	3,046,361
Norfolk Southern Corp.	9,817	2,518,257
Oshkosh Corp.	12,681	1,408,098
Otis Worldwide Corp.	24,435	1,913,994
Pagegroup PLC	393,984	2,993,930
Parker-Hannifin Corp.†	3,153	934,518
Regal Rexnord Corp.	10,090	1,617,932
Resideo Technologies, Inc.*	95,799	2,465,866
Robert Half International, Inc.†	16,683	2,006,798
Science Applications International Corp.	53,187	4,663,968
Sensata Technologies Holding PLC*	28,887	1,672,846
Teleperformance	4,614	1,712,086
Textron, Inc.	18,996	1,389,177
Union Pacific Corp.	1,226	301,535
Vertiv Holdings Co.	75,371	981,330
WESCO International, Inc.*	25,890	3,151,590
Westinghouse Air Brake Technologies Corp.	27,419	2,545,032
		89,883,904
Information Technology—13.5%
Amdocs Ltd.†	35,041	2,757,727
Applied Materials, Inc.	33,026	4,432,089
Arrow Electronics, Inc.*†	14,797	1,803,458
Broadcom, Inc.	7,407	4,351,168
Capgemini SA	20,567	4,305,291
Check Point Software Technologies Ltd.*	31,851	4,614,573
Cisco Systems, Inc.†	107,927	6,019,089
Cognizant Technology Solutions Corp., Class A	65,469	5,638,845
Concentrix Corp.	27,261	5,449,201
Fidelity National Information Services, Inc.	22,826	2,173,720
FleetCor Technologies, Inc.*	23,114	5,413,299
Flex Ltd.*†	208,011	3,430,101
Global Payments, Inc.	17,843	2,379,899
Jabil, Inc.†	69,873	4,039,358
KLA-Tencor Corp.	8,174	2,848,639
Micron Technology, Inc.	47,799	4,247,419
Microsoft Corp.†	22,220	6,639,114
NetApp, Inc.	49,104	3,848,772
NortonLifeLock, Inc.†	192,525	5,579,374
NXP Semiconductors NV	12,531	2,382,394
Oracle Corp.†	32,261	2,450,868
Qorvo, Inc.*	30,370	4,154,009
QUALCOMM, Inc.	33,656	5,788,495
Samsung Electronics Co., Ltd.	31,807	1,916,480
SS&C Technologies Holdings, Inc.	62,139	4,658,561
Western Digital Corp.*	11,305	575,877
		101,897,820
Materials—5.5%
Avery Dennison Corp.	10,208	1,798,649
Axalta Coating Systems Ltd.*	132,270	3,576,581
Cabot Corp.	6,489	474,735
Corteva, Inc.†	95,659	4,977,138
Crown Holdings, Inc.	28,951	3,551,419
DuPont de Nemours, Inc.	79,516	6,152,153
Ferroglobe PLC*	336,890	2,637,849
FMC Corp.	15,213	1,783,724
Graphic Packaging Holding Co.	48,339	994,817
Linde PLC	6,424	1,883,774
Mosaic Co., (The)†	49,952	2,618,983

The accompanying notes are an integral part of the financial statements.

38  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Materials—(continued)
Scotts Miracle-Gro Co., (The)	17,665	$2,474,160
Tronox Holdings PLC, Class A	129,734	2,633,600
Valvoline, Inc.†	111,742	3,612,619
West Fraser Timber Co., Ltd.	23,614	2,357,115
		41,527,316
Real Estate—1.2%
Americold Realty Trust	63,522	1,697,308
Host Hotels & Resorts, Inc.*†	125,075	2,285,120
Klepierre SA*	38,908	1,112,171
Lamar Advertising Co., Class A	16,436	1,792,510
Ventas, Inc.	44,446	2,400,084
		9,287,193
TOTAL COMMON STOCKS (Cost $489,623,983)		722,255,926
WARRANTS—0.1%
Energy—0.1%
Vista Oil & Gas SAB de CV *	4,959,034	968,514
TOTAL WARRANTS (Cost $744,008)		968,514
SHORT-TERM INVESTMENTS—0.5%
U.S. Bank Money Market Deposit Account, 0.01%(a)	3,404,931	3,404,931
TOTAL SHORT-TERM INVESTMENTS (Cost $3,404,931)		3,404,931
TOTAL LONG POSITIONS—96.6% (Cost $493,772,922)		726,629,371
SECURITIES SOLD SHORT—(30.5%)
COMMON STOCKS—(30.5%)
Communication Services—(1.7%)
Angi, Inc.*	(265,012)	(1,825,933)
Cable One, Inc.	(1,286)	(1,842,645)
Genius Sports Ltd.*	(137,997)	(779,683)
Lions Gate Entertainment Corp.,Class A*	(115,626)	(1,776,015)
New York Times Co., (The), Class A	(36,030)	(1,584,960)
Pinterest, Inc., Class A*	(72,269)	(1,933,196)
Proximus SADP	(74,471)	(1,480,508)
ROBLOX Corp., Class A*	(24,392)	(1,257,895)
		(12,480,835)
Consumer Discretionary—(5.4%)
Adient PLC*	(68,648)	(3,071,998)
Big Lots, Inc.	(30,318)	(1,053,854)
Carvana Co.*	(7,741)	(1,164,788)
Chewy, Inc., Class A*	(51,912)	(2,447,132)
Dick’s Sporting Goods, Inc.	(13,594)	(1,427,370)
Farfetch Ltd., Class A*	(50,092)	(954,253)
Five Below, Inc.*	(10,320)	(1,688,455)
Hovnanian Enterprises, Inc., Class A*	(21,584)	(2,074,654)
Hyatt Hotels Corp., Class A*	(21,007)	(2,039,990)
Luminar Technologies, Inc.*	(137,378)	(1,927,413)
Moncler SpA	(23,621)	(1,418,446)
Musashi Seimitsu Industry Co., Ltd.	(214,400)	(3,346,560)
National Vision Holdings, Inc.*	(21,547)	(790,129)
On Holding AG, Class A*	(35,659)	(868,297)
Rakuten Group, Inc.	(220,800)	(1,876,938)
Revolve Group, Inc.*	(31,536)	(1,495,753)
Shake Shack, Inc., Class A*	(9,386)	(701,322)
Shimano, Inc.	(6,300)	(1,467,067)
Texas Roadhouse, Inc.	(14,006)	(1,329,310)
VF Corp.	(27,465)	(1,593,519)
	NUMBER OF SHARES	VALUE
Consumer Discretionary—(continued)
Warby Parker, Inc., Class A*	(31,610)	$(946,087)
Whitbread PLC*	(66,784)	(2,606,949)
Williams-Sonoma, Inc.	(8,934)	(1,294,179)
Wingstop, Inc.	(9,283)	(1,349,284)
WW International, Inc.*	(30,154)	(307,269)
Yum China Holdings, Inc.	(20,537)	(1,068,335)
		(40,309,351)
Consumer Staples—(2.4%)
B&G Foods, Inc.	(63,185)	(1,870,276)
Beyond Meat, Inc.*	(26,426)	(1,236,208)
Cal-Maine Foods, Inc.	(32,364)	(1,432,754)
Campbell Soup Co.	(38,968)	(1,752,391)
Coca-Cola Bottlers Japan Holdings, Inc.	(195,500)	(2,489,088)
Freshpet, Inc.*	(18,876)	(1,797,561)
Hormel Foods Corp.	(47,159)	(2,246,655)
Oatly Group AB - ADR*	(325,936)	(2,200,068)
Sprouts Farmers Market, Inc.*	(63,686)	(1,813,777)
Tattooed Chef, Inc.*	(131,818)	(1,600,271)
		(18,439,049)
Energy—(1.4%)
Baker Hughes Co.	(36,780)	(1,080,596)
Dril-Quip, Inc.*	(65,520)	(1,889,597)
Gevo, Inc.*	(460,547)	(1,634,942)
Neste Oyj	(23,674)	(923,161)
New Fortress Energy, Inc.	(151,200)	(4,171,608)
NOV, Inc.	(61,848)	(1,060,693)
		(10,760,597)
Financials—(3.2%)
Ashmore Group PLC	(301,257)	(1,008,536)
B Riley Financial, Inc.	(35,589)	(2,119,325)
Credit Suisse Group AG	(77,171)	(646,470)
CVB Financial Corp.	(145,001)	(3,419,124)
Deutsche Bank AG	(32,035)	(395,466)
eHealth, Inc.*	(7,201)	(111,903)
Goosehead Insurance, Inc., Class A	(9,236)	(803,347)
Hang Seng Bank Ltd.	(177,100)	(3,265,917)
Hargreaves Lansdown PLC	(59,869)	(907,393)
Independent Bank Corp.	(6,984)	(600,694)
Kinsale Capital Group, Inc.	(7,051)	(1,479,018)
SoFi Technologies, Inc.*	(264,518)	(3,028,731)
Trustmark Corp.	(33,771)	(1,063,449)
United Bankshares, Inc.	(89,959)	(3,294,299)
WisdomTree Investments, Inc.	(296,439)	(1,668,951)
		(23,812,623)
Health Care—(2.4%)
Align Technology, Inc.*	(1,057)	(540,613)
Alignment Healthcare, Inc.*	(40,304)	(340,166)
Allogene Therapeutics, Inc.*	(28,745)	(263,017)
Ambu A/S, Class B	(28,450)	(524,640)
Apellis Pharmaceuticals, Inc.*	(19,960)	(848,899)
Cassava Sciences, Inc.*	(16,801)	(714,211)
CureVac NV*	(68,162)	(1,146,485)
Definitive Healthcare Corp.*	(46,618)	(1,077,808)
Exact Sciences Corp.*	(11,247)	(877,941)
Figs, Inc., Class A*	(41,673)	(684,687)
Gerresheimer AG	(15,075)	(1,083,828)
Glaukos Corp.*	(14,082)	(778,875)
Global Blood Therapeutics, Inc.*	(32,332)	(976,426)
GoodRx Holdings, Inc., Class A*	(19,442)	(532,711)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  39

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—(continued)
Guardant Health, Inc.*	(12,349)	$(818,368)
Idorsia Ltd.*	(47,421)	(948,465)
Inovio Pharmaceuticals, Inc.*	(47,128)	(152,695)
Oxford Nanopore Technologies PLC*	(152,884)	(940,807)
Phreesia, Inc.*	(23,255)	(716,021)
Progyny, Inc.*	(23,985)	(944,050)
Royalty Pharma PLC, Class A	(23,632)	(927,792)
Teladoc Health, Inc.*	(11,721)	(889,741)
Twist Bioscience Corp.*	(14,944)	(835,967)
Verve Therapeutics, Inc.*	(25,432)	(830,355)
		(18,394,568)
Industrials—(6.5%)
Atlas Air Worldwide Holdings, Inc.*	(24,077)	(1,886,674)
CAE, Inc.*	(145,411)	(3,890,246)
Chart Industries, Inc.*	(18,434)	(2,661,870)
Custom Truck One Source, Inc.*	(232,867)	(1,830,335)
Dun & Bradstreet Holdings, Inc.*	(117,937)	(2,188,911)
Enerpac Tool Group Corp.	(44,245)	(763,226)
Frontier Group Holdings, Inc.*	(273,347)	(3,520,709)
General Electric Co.	(29,207)	(2,789,561)
Gibraltar Industries, Inc.*	(16,223)	(783,895)
Healthcare Services Group, Inc.	(37,547)	(593,994)
Joby Aviation, Inc.*	(389,437)	(2,001,706)
MSA Safety, Inc.	(16,490)	(2,293,759)
Nielsen Holdings PLC	(119,767)	(2,086,341)
Proto Labs, Inc.*	(37,817)	(2,126,450)
Qantas Airways Ltd.*	(468,894)	(1,737,478)
Rockwell Automation, Inc.	(3,275)	(873,049)
Spirit Airlines, Inc.*	(140,886)	(3,533,421)
Tecnoglass, Inc.	(174,018)	(3,572,590)
TuSimple Holdings, Inc., Class A*	(75,601)	(1,316,969)
United Airlines Holdings, Inc.*	(78,750)	(3,496,500)
Wheels Up Experience, Inc.*	(424,824)	(1,491,132)
Xinyi Glass Holdings Ltd.	(1,197,000)	(3,188,500)
		(48,627,316)
Information Technology—(3.3%)
Allegro MicroSystems, Inc.*	(34,925)	(1,001,300)
Appfolio, Inc., Class A*	(19,692)	(2,227,953)
BlackBerry Ltd.*	(287,568)	(1,975,592)
DocuSign, Inc.*	(16,379)	(1,939,765)
Duck Creek Technologies, Inc.*	(48,998)	(1,150,473)
Itron, Inc.*	(24,630)	(1,174,112)
Jamf Holding Corp.*	(64,001)	(2,189,474)
Landis+Gyr Group AG*	(23,749)	(1,551,320)
Melexis NV	(20,818)	(1,900,320)
Palantir Technologies, Inc., Class A*	(152,194)	(1,803,499)
Procore Technologies, Inc.*	(38,384)	(2,502,253)
WiseTech Global Ltd.	(87,003)	(2,785,494)
Xinyi Solar Holdings Ltd.	(1,352,000)	(2,455,729)
		(24,657,284)
Materials—(3.1%)
Allegheny Technologies, Inc.*	(107,938)	(2,778,324)
Antofagasta PLC	(78,709)	(1,593,697)
BillerudKorsnas AB	(52,744)	(739,828)
Compass Minerals International, Inc.	(26,817)	(1,572,013)
Diversey Holdings Ltd.*	(148,861)	(1,424,600)
KGHM Polska Miedz SA	(77,266)	(3,034,003)
Nippon Paper Industries Co., Ltd.	(274,100)	(2,616,341)
PureCycle Technologies, Inc.*	(153,615)	(1,069,160)
Ranpak Holdings Corp.*	(46,555)	(1,126,631)
	NUMBER OF SHARES	VALUE
Materials—(continued)
RPM International, Inc.	(22,204)	$(1,877,792)
Southern Copper Corp.	(55,381)	(3,842,888)
Standard Lithium Ltd.*	(145,757)	(944,505)
Yara International ASA	(18,521)	(943,273)
		(23,563,055)
Real Estate—(0.8%)
Howard Hughes Corp., (The)*	(21,371)	(2,042,640)
KE Holdings, Inc. - ADR*	(16,622)	(322,633)
Rexford Industrial Realty, Inc.	(22,477)	(1,576,312)
SL Green Realty Corp.	(28,127)	(2,236,633)
		(6,178,218)
Utilities—(0.3%)
Neoen SA*	(27,455)	(1,060,817)
Spire, Inc.	(21,736)	(1,458,703)
		(2,519,520)
TOTAL COMMON STOCKS (Proceeds $(257,638,505))		(229,742,416)
TOTAL SECURITIES SOLD SHORT—(30.5%) (Proceeds $(257,638,505))		(229,742,416)
OTHER ASSETS IN EXCESS OF LIABILITIES—33.9%		255,016,831
NET ASSETS—100.0%		$751,903,786

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
LP	Limited Partnership
*	Non-income producing.
(a)	The rate shown is as of February 28, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

40  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	09/18/2025	0.08%	Monthly	113,766	$3,483,515	$105,248
Total Long						3,483,515	105,248
Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	09/20/2022	0.05	Monthly	(46,255)	$(3,139,793)	$202,114
Belgium
Umicore SA	Morgan Stanley	09/20/2022	-0.49	Monthly	(62,048)	(2,552,577)	(197,567)
Brazil
Ultrapar Participacoes SA	Goldman Sachs	09/16/2025	0.08	Monthly	(979,900)	(2,894,982)	(29,910)
Canada
Cargojet, Inc.	Morgan Stanley	09/20/2022	0.25	Monthly	(30,638)	(4,428,552)	35,775
China
SKSHU Paint Co., Ltd., Class A	HSBC	09/20/2022	0.05	Monthly	(74,032)	(1,041,437)	236,946
Germany
Deutsche Bank AG	Morgan Stanley	09/20/2022	-0.49	Monthly	(201,773)	(2,547,445)	623,137
Indonesia
Bank Rakyat Indonesia Perser	Citigroup	03/30/2022	0.07	Monthly	(6,939,800)	(2,197,821)	(48,315)
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	09/20/2022	-0.02	Monthly	(14,300)	(926,673)	39,677
Saudi Arabia
Saudi Arabian Oil Co.	Goldman Sachs	09/18/2025	0.08	Monthly	(363,029)	(4,020,539)	(412,497)
South Korea
Posco Chemical Co., Ltd.	Morgan Stanley	09/20/2022	0.08	Monthly	(8,914)	(841,468)	(31,885)
Sillajen, Inc.	Goldman Sachs	09/18/2025	0.08	Monthly	(307,496)	(814,864)	2,270,671
						(1,656,332)	2,238,786
Sweden
Telia Co., AB	Morgan Stanley	09/20/2022	-0.07	Monthly	(438,711)	(1,635,645)	108,079
Switzerland
Credit Suisse Group AG	Morgan Stanley	09/20/2022	-0.72	Monthly	(256,369)	(2,168,136)	184,293
Vat Group AG	Morgan Stanley	09/20/2022	-0.72	Monthly	(4,176)	(1,586,434)	4,036
						(3,754,570)	188,329
Taiwan
Acer, Inc.	Goldman Sachs	09/18/2025	0.08	Monthly	(1,841,000)	(1,891,235)	(10,031)
Advantech Co., Ltd.	Macquarie	09/19/2023	0.08	Monthly	(156,000)	(2,039,379)	92,929
						(3,930,614)	82,898
United Kingdom
Domino’s Pizza Group PLC	Morgan Stanley	09/20/2022	0.45	Monthly	(243,286)	(1,191,251)	50,912
Pearson PLC	Morgan Stanley	09/20/2022	0.45	Monthly	(148,937)	(1,294,705)	(35,966)
Whitbread PLC	Morgan Stanley	09/20/2022	0.45	Monthly	(17,938)	(703,630)	72,432
						(3,189,586)	87,378
United States
Alexandria Real Estate Equities, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(9,085)	(1,720,699)	(38,418)
Appian Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(30,288)	(1,846,356)	(116,994)
Bank of Hawaii Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(36,285)	(3,127,041)	88,746
Blackline, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(28,588)	(2,152,962)	108,527
Ceridian HCM Holding, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(25,599)	(1,866,423)	(31,062)
Commerce Bancshares, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(49,751)	(3,571,127)	329
Community Bank System, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(46,104)	(3,362,826)	15,976
Compass Minerals International, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(15,951)	(935,048)	(65,281)
Credit Acceptance Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(5,311)	(2,921,687)	(13,866)
Cullen/Frost Bankers, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(26,729)	(3,761,572)	137,738

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  41

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Ecolab, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(4,600)	(810,796)	32,114
Enerpac Tool Group Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(44,904)	(774,594)	12,536
Extra Space Storage, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(6,231)	(1,172,363)	25,055
First Financial Bankshares, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(72,636)	(3,480,717)	(1,617)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(14,975)	(1,431,910)	186,363
Fulgent Genetics, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(7,877)	(490,737)	32,957
Glacier Bancorp, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(47,664)	(2,640,586)	(61,132)
GoodRx Holdings, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(2,464)	(67,514)	4,372
Greif, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(42,508)	(2,443,785)	158,432
Guidewire Software, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(24,964)	(2,200,577)	208,335
Hamilton Lane, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(25,160)	(1,964,996)	56,767
Independent Bank Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(15,998)	(1,375,988)	20,091
Lennox International, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(5,422)	(1,447,294)	(9,762)
Myriad Genetics, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(35,995)	(877,558)	99,660
National Beverage Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(35,412)	(1,558,482)	25,422
Novanta, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(18,382)	(2,511,533)	27,453
Okta, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(10,872)	(1,987,836)	136,778
Papa John’s International, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(12,681)	(1,354,584)	125,091
Q2 Holdings, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(33,710)	(2,192,836)	38,662
Quaker Chemical Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(8,022)	(1,488,963)	184,668
Rite Aid Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(46,394)	(424,969)	57,005
RLI Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(22,602)	(2,294,103)	(24,291)
Twitter, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(45,401)	(1,614,006)	64,844
Vail Resorts, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(3,028)	(788,945)	52,284
Westamerica Bancorporation	Morgan Stanley	09/20/2022	0.08	Monthly	(54,795)	(3,250,439)	32,722
Wolfspeed, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(23,018)	(2,364,409)	98,171
						(68,276,261)	1,668,675
Total Short						(106,192,827)	4,823,505
Net unrealized gain/(loss) on Contracts For Difference							$4,928,753

The accompanying notes are an integral part of the financial statements.

42  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$64,844,287	$61,619,970	$3,224,317	$—
Consumer Discretionary	71,344,653	61,478,408	9,866,245	—
Consumer Staples	34,257,780	30,218,718	4,039,062	—
Energy	97,693,523	95,259,331	2,434,192	—
Financials	116,193,490	103,837,816	12,355,674	—
Health Care	95,325,960	85,682,381	9,643,579	—
Industrials	89,883,904	85,177,888	4,706,016	—
Information Technology	101,897,820	95,676,049	6,221,771	—
Materials	41,527,316	41,527,316	—	—
Real Estate	9,287,193	8,175,022	1,112,171	—
Warrants	968,514	—	968,514	—
Short-Term Investments	3,404,931	3,404,931	—	—
Contracts For Difference
Equity Contracts	6,057,347	3,786,676	—	2,270,671
Total Assets	$732,686,718	$675,844,506	$54,571,541	$2,270,671

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(12,480,835)	$(11,000,327)	$(1,480,508)	$—
Consumer Discretionary	(40,309,351)	(29,593,391)	(10,715,960)	—
Consumer Staples	(18,439,049)	(15,949,961)	(2,489,088)	—
Energy	(10,760,597)	(9,837,436)	(923,161)	—
Financials	(23,812,623)	(17,588,841)	(6,223,782)	—
Health Care	(18,394,568)	(14,896,828)	(3,497,740)	—
Industrials	(48,627,316)	(43,701,338)	(4,925,978)	—
Information Technology	(24,657,284)	(15,964,421)	(8,692,863)	—
Materials	(23,563,055)	(14,635,913)	(8,927,142)	—
Real Estate	(6,178,218)	(6,178,218)	—	—
Utilities	(2,519,520)	(2,519,520)	—	—
Contracts For Difference
Equity Contracts	(1,128,594)	(1,128,594)	—	—
Total Liabilities	$(230,871,010)	$(182,994,788)	$(47,876,222)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  43

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—99.2%
COMMON STOCKS—89.8%
Austria—0.7%
Andritz AG	16,672	$747,394
Bermuda—2.2%
Everest Re Group Ltd.†	8,194	2,443,615
Canada—5.9%
Cenovus Energy, Inc.	226,473	3,561,031
Kinross Gold Corp.	181,827	906,625
Yamana Gold, Inc.	420,027	2,058,132
		6,525,788
China—0.4%
Angang Steel Co., Ltd., Class H	902,000	448,552
Finland—0.7%
Metso Outotec Oyj	89,706	755,736
France—5.4%
Airbus Group SE	7,887	1,007,007
Imerys SA	20,655	881,098
Rexel SA	60,834	1,338,828
Sanofi	25,631	2,679,280
		5,906,213
Germany—3.5%
Deutsche Telekom AG	66,560	1,193,069
Rheinmetall AG	7,289	1,084,920
Siemens AG	10,993	1,548,724
		3,826,713
Hong Kong—0.5%
Topsports International Holdings Ltd.	475,000	493,776
India—0.7%
HDFC Bank Ltd. - ADR†	12,876	800,501
Ireland—1.0%
Flutter Entertainment PLC*	7,640	1,099,944
Italy—0.8%
Enel SpA	114,246	841,874
Japan—6.4%
Asahi Group Holdings Ltd.	29,700	1,198,080
Fuji Corp.	35,900	730,042
Honda Motor Co., Ltd.	39,100	1,187,893
Komatsu Ltd.	12,600	289,850
Renesas Electronics Corp.*	66,200	779,883
Sony Group Corp.	5,600	572,164
Sumitomo Heavy Industries Ltd.	37,400	906,231
Sumitomo Mitsui Financial Group, Inc.	22,200	787,262
Yamaha Motor Co., Ltd.	23,500	528,271
		6,979,676
Macao—0.2%
Wynn Macau Ltd.*	258,800	221,177
Netherlands—2.1%
NXP Semiconductors NV†#	2,882	547,926
Stellantis NV	97,784	1,783,466
		2,331,392
South Korea—4.2%
Hana Financial Group, Inc.	14,882	604,624
KB Financial Group, Inc.	16,786	828,128
POSCO	2,406	572,445
Samsung Electronics Co., Ltd.	28,580	1,722,042
SK Square Co., Ltd.*	11,194	519,504
SK Telecom Co., Ltd.	7,267	331,596
		4,578,339
	NUMBER OF SHARES	VALUE
Spain—1.5%
Applus Services SA	82,772	$755,923
Ence Energia y Celulosa SA*	270,237	864,884
		1,620,807
Sweden—1.4%
Svenska Handelsbanken AB, Class A	165,837	1,576,582
Switzerland—4.7%
Glencore PLC*	261,376	1,536,902
Novartis AG	18,473	1,623,619
STMicroelectronics NV	17,963	754,053
Swiss Re AG	6,100	582,890
UBS Group AG	37,359	687,285
		5,184,749
United Kingdom—10.8%
Coca-Cola Europacific Partners PLC†	42,694	2,186,360
Endeavour Mining PLC	31,039	819,870
Ferroglobe PLC*†	175,707	1,375,786
IMI PLC	52,178	1,022,182
Liberty Global PLC, Class A*†	67,101	1,729,864
Melrose Industries PLC	603,431	1,193,875
Reckitt Benckiser Group PLC	5,958	504,509
SSE PLC	100,038	2,270,349
Travis Perkins PLC*	40,930	794,560
		11,897,355
United States—36.7%
AbbVie, Inc.†	6,114	903,466
Alphabet, Inc., Class C*	622	1,678,044
Amgen, Inc.	4,097	927,889
Applied Materials, Inc.†	4,018	539,216
AutoZone, Inc.*#	326	607,465
Carter’s, Inc.†	6,998	676,567
Centene Corp.*†	18,574	1,534,584
CF Industries Holdings, Inc.†	5,737	465,787
Cigna Corp.†	9,682	2,302,186
Cisco Systems, Inc.†#	28,243	1,575,112
Citigroup, Inc.†	22,903	1,356,545
Concentrix Corp.†	8,688	1,736,644
Coterra Energy, Inc.	41,365	965,045
CVS Health Corp.†	12,235	1,268,158
Diamondback Energy, Inc.†	19,169	2,647,239
DuPont de Nemours, Inc.†	11,936	923,488
Envista Holdings Corp.*†	12,566	603,168
Fidelity National Information Services, Inc.	8,976	854,784
FleetCor Technologies, Inc.*	3,345	783,399
FMC Corp.†	5,753	674,539
Global Payments, Inc.	6,586	878,441
Hasbro, Inc.†	12,979	1,259,612
HollyFrontier Corp.	18,588	566,005
JPMorgan Chase & Co.†	100	14,180
KeyCorp†	26,691	669,143
KLA Corp.	2,443	851,386
Lennar Corp., Class A†	10,539	947,245
McKesson Corp.†	5,369	1,476,260
Meta Platforms, Inc., Class A*†	2,031	428,602
Micron Technology, Inc.†	13,300	1,181,838
Microsoft Corp.†	3,243	968,976
Oracle Corp.†#	21,240	1,613,603
Pioneer Natural Resources Co.	2,414	578,394
Science Applications International Corp.†	9,338	818,849
Stride, Inc.*†	22,262	747,558

The accompanying notes are an integral part of the financial statements.

44  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
United States—(continued)
SunCoke Energy, Inc.	112,209	$889,817
US Foods Holding Corp.*	14,895	582,246
Virtu Financial, Inc., Class A†	25,417	891,628
Wells Fargo & Co.†#	18,887	1,007,999
Zimmer Biomet Holdings, Inc.	7,364	936,627
		40,331,734
TOTAL COMMON STOCKS (Cost $84,000,669)		98,611,917
PREFERRED STOCKS—0.7%
Germany—0.7%
Volkswagen AG 2.737%	3,928	772,159
TOTAL PREFERRED STOCKS (Cost $783,408)		772,159
SHORT-TERM INVESTMENTS—8.7%
U.S. Bank Money Market Deposit Account, 0.01%(a)	9,537,352	9,537,352
TOTAL SHORT-TERM INVESTMENTS (Cost $9,537,352)		9,537,352
TOTAL INVESTMENTS—99.2% (Cost $94,321,429)		108,921,428
SECURITIES SOLD SHORT—(35.4%)
COMMON STOCKS—(35.4%)
Australia—(1.3%)
Commonwealth Bank of Australia	(7,619)	(516,900)
Qantas Airways Ltd.*	(69,115)	(256,104)
Technology One Ltd.	(39,364)	(284,469)
WiseTech Global Ltd.	(12,620)	(404,043)
		(1,461,516)
Belgium—(0.9%)
Melexis NV	(3,821)	(348,791)
Proximus SADP	(21,228)	(422,019)
Umicore SA	(6,197)	(253,518)
		(1,024,328)
Canada—(1.5%)
BlackBerry Ltd.*	(66,797)	(458,488)
Cargojet, Inc.	(4,847)	(700,607)
Royal Bank of Canada	(4,258)	(471,017)
		(1,630,112)
China—(0.2%)
Xinyi Solar Holdings Ltd.	(142,000)	(257,924)
Colombia—(0.2%)
Tecnoglass, Inc.	(10,058)	(206,491)
Denmark—(0.1%)
Ambu A/S, Class B	(7,847)	(144,705)
Finland—(0.5%)
Neste Oyj	(13,891)	(541,676)
France—(0.3%)
Aeroports de Paris*	(2,569)	(363,231)
Germany—(0.5%)
CureVac NV*	(9,231)	(155,266)
Gerresheimer AG	(4,592)	(330,145)
		(485,411)
Italy—(0.5%)
Moncler SpA	(7,187)	(431,581)
Saipem SpA*	(105,439)	(124,248)
		(555,829)
	NUMBER OF SHARES	VALUE
Japan—(2.8%)
Fujitsu General Ltd.	(27,900)	$(605,025)
Lasertec Corp.	(2,700)	(500,506)
Musashi Seimitsu Industry Co., Ltd.	(24,700)	(385,541)
Nidec Corp.	(5,900)	(512,908)
NTN Corp.*	(223,400)	(422,568)
Rakuten Group, Inc.	(36,300)	(308,573)
Shimano, Inc.	(1,300)	(302,728)
		(3,037,849)
Singapore—(0.4%)
Singapore Airlines Ltd.*	(116,300)	(440,368)
Sweden—(2.0%)
BillerudKorsnas AB	(29,061)	(407,632)
Epiroc AB*	(25,272)	(474,878)
EQT AB	(13,068)	(437,386)
Essity AB, Class B	(9,068)	(233,373)
Telia Co., AB	(164,009)	(609,814)
		(2,163,083)
Switzerland—(2.3%)
ABB Ltd.	(26,754)	(904,096)
Belimo Holding AG*	(1,065)	(564,468)
Credit Suisse Group AG	(47,828)	(400,660)
EMS-Chemie Holding AG	(504)	(498,522)
Stadler Rail AG	(5,107)	(197,130)
		(2,564,876)
United Kingdom—(0.5%)
Aston Martin Lagonda Global Holdings PLC*	(16,892)	(229,174)
Farfetch Ltd., Class A*	(14,139)	(269,348)
		(498,522)
United States—(21.4%)
Allegro MicroSystems, Inc.*	(10,070)	(288,707)
Appfolio, Inc., Class A*	(2,018)	(228,317)
Atlas Air Worldwide Holdings, Inc.*	(2,835)	(222,151)
AZEK Co., Inc., (The)*	(11,045)	(325,717)
B Riley Financial, Inc.	(4,826)	(287,388)
Beyond Meat, Inc.*	(2,691)	(125,885)
Big Lots, Inc.	(12,590)	(437,628)
Blackline, Inc.*	(1,912)	(143,993)
Blackstone, Inc.	(3,089)	(393,755)
Block, Inc.*	(1,860)	(209,770)
Brown-Forman Corp., Class B	(7,210)	(470,308)
Calix, Inc.*	(7,740)	(420,592)
Carvana Co.*	(1,264)	(190,194)
Cassava Sciences, Inc.*	(9,646)	(410,051)
Chart Industries, Inc.*	(3,062)	(442,153)
Cheesecake Factory Inc., (The)*	(8,398)	(359,350)
Cincinnati Financial Corp.	(2,948)	(361,985)
Cullen/Frost Bankers, Inc.	(3,177)	(447,099)
CVB Financial Corp.	(16,609)	(391,640)
Dick’s Sporting Goods, Inc.	(2,484)	(260,820)
Diversey Holdings Ltd.*	(31,458)	(301,053)
DocuSign, Inc.*	(2,349)	(278,192)
Ecolab, Inc.	(1,520)	(267,915)
Enerpac Tool Group Corp.	(30,132)	(519,777)
Exact Sciences Corp.*	(4,095)	(319,656)
Federated Hermes, Inc.	(16,193)	(529,025)
Figs, Inc., Class A*	(11,595)	(190,506)
First Financial Bankshares, Inc.	(20,832)	(998,269)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  45

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
United States—(continued)
Five Below, Inc.*	(3,158)	$(516,680)
Freshpet, Inc.*	(3,939)	(375,111)
Fulgent Genetics, Inc.*	(2,024)	(126,095)
GameStop Corp., Class A*	(2,572)	(317,231)
Goosehead Insurance, Inc., Class A	(3,976)	(345,833)
Greif, Inc., Class A	(8,149)	(468,486)
Hormel Foods Corp.	(5,179)	(246,728)
Jamf Holding Corp.*	(9,972)	(341,142)
National Vision Holdings, Inc.*	(9,464)	(347,045)
New York Times Co., (The), Class A	(7,507)	(330,233)
Novanta, Inc.*	(4,530)	(618,934)
Okta, Inc.*	(2,783)	(508,844)
Packaging Corp. of America	(2,539)	(373,715)
Palantir Technologies, Inc., Class A*	(24,351)	(288,559)
Quaker Chemical Corp.	(1,345)	(249,645)
Ranpak Holdings Corp.*	(21,781)	(527,100)
Revolve Group, Inc.*	(5,028)	(238,478)
ROBLOX Corp., Class A*	(8,012)	(413,179)
Rockwell Automation, Inc.	(1,204)	(320,962)
Royalty Pharma PLC, Class A	(5,978)	(234,696)
RPM International, Inc.	(6,539)	(553,003)
Sherwin-Williams Co., (The)	(1,223)	(321,808)
SoFi Technologies, Inc.*	(22,965)	(262,949)
Southern Copper Corp.	(6,841)	(474,697)
Tesla, Inc.*	(774)	(673,713)
Texas Roadhouse, Inc.	(5,189)	(492,488)
Trupanion, Inc.*	(3,519)	(315,408)
TuSimple Holdings, Inc., Class A*	(13,071)	(227,697)
Twist Bioscience Corp.*	(4,510)	(252,289)
United Airlines Holdings, Inc.*	(7,894)	(350,494)
Vail Resorts, Inc.	(1,670)	(435,119)
VF Corp.	(7,483)	(434,164)
Westamerica Bancorporation	(6,264)	(371,580)
Williams-Sonoma, Inc.	(2,695)	(390,398)
Wingstop, Inc.	(3,759)	(546,371)
Wolfspeed, Inc.*	(3,123)	(320,795)
		(23,433,565)
TOTAL COMMON STOCKS (Proceeds $(43,016,983))		(38,809,486)
TOTAL SECURITIES SOLD SHORT—(35.4%) (Proceeds $(43,016,983))		(38,809,486)
	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN††—(0.1%)
Call Options Written—(0.1%)
AutoZone, Inc. Expiration: 06/17/2022, Exercise Price: 1,800.00	(3)	(559,017)	$(52,965)
Cisco Systems, Inc. Expiration: 06/17/2022, Exercise Price: 62.50	(175)	(975,975)	(12,775)
NXP Semiconductors NV Expiration: 06/17/2022, Exercise Price: 200.00	(27)	(513,324)	(37,800)
Oracle Corp. Expiration: 06/17/2022, Exercise Price: 95.00	(93)	(706,521)	(7,393)
Wells Fargo & Co. Expiration: 06/17/2022, Exercise Price: 55.00	(67)	(357,579)	(21,105)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(385,661))			(132,038)
TOTAL OPTIONS WRITTEN (Premiums received $(385,661))			(132,038)
OTHER ASSETS IN EXCESS OF LIABILITIES—36.3%			39,845,128
NET ASSETS—100.0%			$109,825,032

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of February 28, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

46  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United Kingdom
BAE Systems PLC	Goldman Sachs	09/16/2025	0.45	Monthly	102,086	$985,486	$119,982
Informa PLC	Goldman Sachs	09/16/2025	0.45	Monthly	73,769	588,228	(29,038)
Smith & Nephew PLC	Goldman Sachs	09/16/2025	0.45	Monthly	30,959	555,279	48,938
WH Smith PLC	Goldman Sachs	09/16/2025	0.45	Monthly	32,283	703,970	(12,153)
						2,832,963	127,729
Total Long						2,832,963	127,729
Short
Ireland
Adient PLC	Goldman Sachs	09/16/2025	0.08	Monthly	(11,277)	$(504,646)	$56,247
South Korea
POSCO Chemical Co., Ltd.	Morgan Stanley	09/20/2022	0.08	Monthly	(5,237)	(494,365)	(18,564)
Samsung Biologics Co., Ltd.	Goldman Sachs	09/16/2025	0.08	Monthly	(523)	(338,851)	(16,341)
WeMade Entertainment Co., Ltd.	Goldman Sachs	09/16/2025	0.08	Monthly	(3,959)	(359,236)	(40,965)
						(1,192,452)	(75,870)
Taiwan
Advantech Co., Ltd.	Goldman Sachs	09/16/2025	0.08	Monthly	(36,000)	(470,626)	16,217
Formosa Petrochemical Corp.	Goldman Sachs	09/16/2025	0.08	Monthly	(31,000)	(108,143)	(1,495)
Formosa Petrochemical Corp.	Macquarie	09/19/2023	0.08	Monthly	(118,000)	(411,643)	2,503
Formosa Sumco Technology Corp.	Goldman Sachs	09/16/2025	0.08	Monthly	(54,000)	(495,024)	38,535
Hiwin Technologies Corp.	Goldman Sachs	09/16/2025	0.08	Monthly	(40,000)	(377,385)	(1,017)
						(1,862,821)	54,743
United Kingdom
Antofagasta PLC	Goldman Sachs	09/18/2025	0.45	Monthly	(17,229)	(351,546)	(31,274)
HSBC Holdings PLC	Goldman Sachs	09/16/2025	0.45	Monthly	(56,506)	(390,083)	30,437
ITM Power PLC	Goldman Sachs	09/16/2025	0.45	Monthly	(77,295)	(344,464)	(70,029)
Mondi PLC	Goldman Sachs	09/16/2025	0.45	Monthly	(16,448)	(346,753)	73,364
Ocado Group PLC	Goldman Sachs	09/16/2025	0.45	Monthly	(10,754)	(198,077)	(1,545)
Pearson PLC	Goldman Sachs	09/18/2025	0.45	Monthly	(38,719)	(336,583)	(9,372)
Rolls-Royce Holdings PLC	Goldman Sachs	09/18/2025	0.45	Monthly	(436,903)	(606,622)	55,118
Schroders PLC	Goldman Sachs	09/18/2025	0.45	Monthly	(18,826)	(773,820)	51,622
Whitbread PLC	Goldman Sachs	09/16/2025	0.45	Monthly	(12,582)	(493,538)	50,579
						(3,841,486)	148,900
Total Short						(7,401,405)	184,020
Net unrealized gain/(loss) on Contracts For Difference							$311,749

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  47

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$747,394	$—	$747,394	$—
Bermuda	2,443,615	2,443,615	—	—
Canada	6,525,788	6,525,788	—	—
China	448,552	—	448,552	—
Finland	755,736	—	755,736	—
France	5,906,213	—	5,906,213	—
Germany	3,826,713	—	3,826,713	—
Hong Kong	493,776	—	493,776	—
India	800,501	800,501	—	—
Ireland	1,099,944	—	1,099,944	—
Italy	841,874	—	841,874	—
Japan	6,979,676	—	6,979,676	—
Macao	221,177	—	221,177	—
Netherlands	2,331,392	547,926	1,783,466	—
South Korea	4,578,339	519,504	4,058,835	—
Spain	1,620,807	755,923	864,884	—
Sweden	1,576,582	—	1,576,582	—
Switzerland	5,184,749	—	5,184,749	—
United Kingdom	11,897,355	6,111,880	5,785,475	—
United States	40,331,734	40,331,734	—	—
Preferred Stock
Germany	772,159	—	772,159	—
Short-Term Investments	9,537,352	9,537,352	—	—
Contracts For Difference
Equity Contracts	543,542	543,542	—	—
Total Assets	$109,464,970	$68,117,765	$41,347,205	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(1,461,516)	$—	$(1,461,516)	$—
Belgium	(1,024,328)	—	(1,024,328)	—
Canada	(1,630,112)	(1,630,112)	—	—
China	(257,924)	—	(257,924)	—
Colombia	(206,491)	(206,491)	—	—
Denmark	(144,705)	—	(144,705)	—
Finland	(541,676)	—	(541,676)	—
France	(363,231)	—	(363,231)	—
Germany	(485,411)	(155,266)	(330,145)	—
Italy	(555,829)	—	(555,829)	—
Japan	(3,037,849)	—	(3,037,849)	—
Singapore	(440,368)	—	(440,368)	—
Sweden	(2,163,083)	—	(2,163,083)	—
Switzerland	(2,564,876)	(197,130)	(2,367,746)	—
United Kingdom	(498,522)	(269,348)	(229,174)	—
United States	(23,433,565)	(23,433,565)	—	—
Options Written
Equity Contracts	(132,038)	(71,680)	(60,358)	—
Contracts For Difference
Equity Contracts	(231,793)	(215,452)	—	(16,341)
Total Liabilities	$(39,173,317)	$(26,179,044)	$(12,977,932)	$(16,341)

The accompanying notes are an integral part of the financial statements.

48  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—82.2%
COMMON STOCKS—53.7%
Brazil—3.8%
Cia de Locacao das Americas*	72,000	$351,323
Cielo SA*	764,800	380,579
Eletromidia SA*	414,778	1,282,131
Sendas Distribuidora SA	213,200	554,973
		2,569,006
Cayman Islands—0.1%
NU Holdings Ltd., Class A*	5,061	38,717
China—16.7%
Agricultural Bank of China Ltd., Class H	368,000	139,369
Bank of Chengdu Co., Ltd., Class A†	298,700	683,730
China Construction Bank Corp., Class H	186,000	139,494
China State Construction Engineering Corp., Ltd., Class A†	163,300	132,041
China Yongda Automobiles Services Holdings Ltd.	1,153,500	1,345,791
Greentown China Holdings*	114,000	170,972
Han’s Laser Technology Industry Group Co., Ltd., Class A†	26,600	207,386
Hengli Petrochemical Co., Ltd., Class A†	256,879	1,022,703
Huafu Fashion Co., Ltd., Class A†	1,383,100	1,001,074
Industrial & Commercial Bank of China Ltd., Class H	233,000	139,091
Lakala Payment Co.*	42,200	179,337
Ping An Insurance Group Co. of China Ltd., Class H	42,466	329,267
Power Construction Corp. of China Ltd., Class A†	363,000	443,623
Shandong Hi-Speed Group Co., Ltd.*	164,400	208,136
Shanghai Tunnel Engineering Co., Ltd.*	236,400	204,147
Shenzhen Expressway Co., Ltd.*	252,000	253,786
Tangshan Port Group Co., Ltd.*†	634,300	294,108
TBEA Co., Ltd., Class A†	44,400	143,201
Tongcheng Travel Holdings Ltd.*	65,200	121,432
Tongkun Group Co., Ltd., Class A†	182,300	636,219
Universal Scientific Industrial Shanghai Co., Ltd., Class A†	77,600	173,137
Want Want China Holdings Ltd.	522,000	555,682
Xiamen Xiangyu Co., Ltd., Class A†	272,200	349,972
Xinfengming Group Co., Ltd., Class A†	104,666	233,462
YTO Express Group Co., Ltd., Class A†	52,700	145,214
Zhongsheng Group Holdings Ltd.	297,000	2,073,929
		11,326,303
Hong Kong—1.2%
Swire Properties Ltd.	62,000	161,232
Texhong Textile Group Ltd.	489,000	608,566
		769,798
	NUMBER OF SHARES	VALUE
India—6.7%
Bharti Airtel Ltd.*	167,769	$1,534,129
Bharti Airtel Ltd.*	4,611	20,239
Hindustan Petroleum Corp., Ltd.	328,921	1,196,561
Vardhman Textiles Ltd.	52,651	1,791,615
		4,542,544
Indonesia—0.9%
Bank Mandiri Persero Tbk PT	389,900	210,796
Indofood Sukses Makmur Tbk PT	473,600	204,846
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,187,300	216,618
		632,260
Israel—0.5%
Mizrahi Tefahot Bank Ltd.	8,191	320,099
Malaysia—2.2%
Bumi Armada Bhd*	5,089,000	581,418
Petronas Chemicals Group Bhd	80,700	183,562
RHB Bank Bhd	522,200	735,934
		1,500,914
Russia—0.0%
Fix Price Group Ltd. - GDR	21,704	13,133
South Africa—1.3%
Naspers Ltd., Class N	318	40,046
Pick n Pay Stores Ltd.	90,330	270,234
Sappi Ltd.*	60,675	200,931
Shoprite Holdings Ltd.	25,934	386,839
		898,050
South Korea—7.0%
Coway Co., Ltd.	2,298	138,015
GS Holdings Corp.	6,194	207,122
JYP Entertainment Corp.	5,655	237,650
KB Financial Group, Inc.	3,705	182,784
Osstem Implant Co., Ltd.	7,553	896,422
Samsung Electro-Mechanics Co., Ltd.	1,497	209,293
SK Hynix, Inc.	9,659	1,006,994
Woori Financial Group, Inc.	151,895	1,816,907
		4,695,187
Taiwan—10.6%
Asia Vital Components Co., Ltd.	338,000	1,351,417
Compeq Manufacturing Co., Ltd.	130,000	225,274
Elite Material Co., Ltd.	81,000	794,307
Lotes Co., Ltd.	59,328	1,540,916
Pegavision Corp.	12,000	189,350
Quanta Computer, Inc.	102,000	341,078
Sinbon Electronics Co., Ltd.	21,000	201,887
SinoPac Financial Holdings Co., Ltd.	931,000	571,691
Tripod Technology Corp.	302,000	1,384,622
Wiwynn Corp.	16,000	571,450
		7,171,992
Thailand—1.5%
AP Thailand PCL - NVDR	526,900	171,269
Com7 PCL - NVDR	91,100	231,270
Kiatnakin Phatra Bank PCL - NVDR	96,200	201,496
Land & Houses PCL - NVDR	466,900	137,503
Minor International PCL - NVDR*	139,000	131,640
MK Restaurants Group PCL - NVDR	87,100	144,383
		1,017,561

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  49

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
United States—1.2%
Micron Technology, Inc.†	9,170	$814,846
TOTAL COMMON STOCKS (Cost $34,591,460)		36,310,410
PREFERRED STOCKS—3.8%
Brazil—0.6%
Randon SA Implementos e Participacoes 6.152%*	198,100	404,346
Chile—0.7%
Embotelladora Andina SA, Class B 7.160%	230,853	502,707
South Korea—2.5%
Samsung Electronics Co., Ltd. 2.186%	30,161	1,666,923
TOTAL PREFERRED STOCKS (Cost $1,960,858)		2,573,976
EXCHANGE TRADED FUNDS—0.3%
Thailand—0.3%
Jasmine Broadband Internet Infrastructure Fund, Class F	620,800	210,891
TOTAL EXCHANGE TRADED FUNDS (Cost $214,026)		210,891
MUTUAL FUNDS—0.5%
Thailand—0.5%
Digital Telecommunications Infrastructure Fund, Class F	807,165	353,356
TOTAL MUTUAL FUNDS (Cost $361,292)		353,356
SHORT-TERM INVESTMENTS—23.9%
U.S. Bank Money Market Deposit Account, 0.01%(a)	16,168,020	16,168,020
TOTAL SHORT-TERM INVESTMENTS (Cost $16,168,020)		16,168,020
TOTAL INVESTMENTS—82.2% (Cost $53,295,656)		55,616,653
SECURITIES SOLD SHORT—(0.8%)
COMMON STOCKS—(0.8%)
United Kingdom—(0.8%)
Antofagasta PLC	(25,282)	(511,909)
TOTAL COMMON STOCKS (Proceeds $(274,637))		(511,909)
TOTAL SECURITIES SOLD SHORT—(0.8%) (Proceeds $(274,637))		(511,909)
OTHER ASSETS IN EXCESS OF LIABILITIES—18.6%		12,598,780
NET ASSETS—100.0%		$67,703,524

GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the financial statements.

50  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 28, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long Austria
Erste Group Bank AG	Goldman Sachs	9/16/2025	-0.58%	Monthly	4,320	$154,953	$(50,708)
Raiffeisen Bank International AG	Morgan Stanley	9/20/2022	-0.49	Monthly	56,714	932,876	(666,385)
						1,087,829	(717,093)
Canada
Parex Resources, Inc.	Goldman Sachs	9/16/2025	0.63	Monthly	21,664	477,719	12,769
Chile
Banco Santander Chile - ADR	Morgan Stanley	9/20/2022	0.08	Monthly	13,698	267,385	(8,923)
China
Alibaba Group Holding Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	20,900	278,681	(38,001)
Bros Eastern Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	1,431,700	1,549,426	(81,369)
China Yongda Automobiles Services Holdings Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	441,000	513,539	(42,365)
JD.com, Inc., Class A	Goldman Sachs	9/16/2025	0.04	Monthly	804	28,725	(1,152)
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	255,900	314,246	(1,690)
Leader Harmonious Drive Systems Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	6,000	127,966	2,772
Meihua Holdings Group Co., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	1,325,700	1,766,604	122,970
Netdragon Websoft Holdings Ltd.	Goldman Sachs	9/18/2025	0.14	Monthly	268,500	602,653	(101,747)
Shanghai International Port Group Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	380,700	343,236	(3,340)
Tencent Holdings Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	16,900	910,895	(105,606)
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H	Goldman Sachs	9/16/2025	0.14	Monthly	809,000	1,273,346	70,311
Zhejiang Entive Smart Kitchen Appliance Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	18,500	200,300	8,355
						7,909,617	(170,862)
France
TotalEnergies SE	Goldman Sachs	9/18/2025	-0.58	Monthly	21,782	1,113,449	(132,090)
Hong Kong
Texhong Textile Group Ltd.	Goldman Sachs	9/16/2025	0.14	Monthly	111,000	137,639	(12,369)
India
Infosys Ltd. - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	6,030	135,434	(2,606)
WNS Holdings Ltd. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	1,610	133,034	(6,787)
						268,468	(9,393)
Indonesia
Telkom Indonesia Persero Tbk PT - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	4,595	136,517	(5,102)
Mexico
America Movil SAB de CV Class L - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	8,290	150,215	(5,151)
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	6,534	379,821	(4,335)
Grupo Aeroportuario del Pacifico SAB de CV - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	5,209	761,973	(23,540)
Grupo Comercial Chedraui SA de CV	Morgan Stanley	9/20/2022	0.08	Monthly	239,900	540,569	33,504
						1,832,578	478
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	9/18/2025	-0.58	Monthly	13,562	295,385	(8,733)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  51

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	0.08	Monthly	316,240	$250,655	$(218,712)
Headhunter Group PLC - ADR	Morgan Stanley	9/20/2022	0.08	Monthly	7,725	116,107	(239,805)
Magnit PJSC - SP GDR	Goldman Sachs	9/16/2025	0.08	Monthly	37,249	59,617	(501,039)
Sberbank of Russia PJSC - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	23,338	29,173	(316,148)
						455,552	(1,275,704)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	9/16/2025	0.08	Monthly	27,134	1,160,085	31,878
Singapore
ASM Pacific Technology Ltd.	Bank of America	6/1/2023	0.13	Monthly	25,500	278,671	16,040
DBS Group Holdings Ltd.	Goldman Sachs	9/16/2025	0.23	Monthly	41,751	1,041,542	(83,548)
Golden Agri-Resources Ltd.	Goldman Sachs	9/16/2025	0.36	Monthly	4,393,200	923,556	16,138
United Overseas Bank Ltd.	Goldman Sachs	9/16/2025	0.36	Monthly	24,500	540,529	(50,103)
						2,784,298	(101,473)
South Africa
Airtel Africa PLC	Goldman Sachs	9/16/2025	0.45	Monthly	622,773	1,187,180	(66,118)
Naspers Ltd. - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	18,033	450,100	(103,461)
						1,637,280	(169,579)
South Korea
Hana Financial Group, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	18,923	766,457	(17,437)
JB Financial Group Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	136,046	930,094	(17,902)
KT Corp. - SP ADR	HSBC	9/20/2022	0.05	Monthly	79,152	1,044,015	(35,653)
SK Hynix, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	8,740	897,734	(27,452)
						3,638,300	(98,444)
Taiwan
ASE Technology Holding Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	84,000	297,528	(3,685)
Nanya Technology Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	882,000	2,425,617	(66,598)
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	9/18/2025	0.08	Monthly	5,251	113,130	(6,060)
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	9/18/2025	0.08	Monthly	5,854	626,437	(102,554)
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	HSBC	9/20/2022	0.05	Monthly	4,605	492,781	(80,654)
Wiwynn Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	22,000	774,532	(30,137)
						4,730,025	(289,688)
United States
Amkor Technology, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	13,619	308,743	(20,722)
SMART Global Holdings, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	39,926	1,095,968	(42,804)
						1,404,711	(63,526)
Total Long						29,336,837	(3,017,854)
Short Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	6/1/2023	0.08	Monthly	(41,500)	(117,370)	48
Hapvida Participacoes e Investimentos SA	Goldman Sachs	9/16/2025	0.08	Monthly	(185,232)	(426,792)	29,776
Light SA	Morgan Stanley	9/20/2022	0.08	Monthly	(74,400)	(142,108)	12,864
Natura & Co. Holding SA	Morgan Stanley	9/20/2022	0.08	Monthly	(159,200)	(718,481)	7,515
OI SA	Goldman Sachs	9/16/2025	0.08	Monthly	(1,750,300)	(275,200)	32,347
Pagseguro Digital Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(28,943)	(461,351)	36,584
Ultrapar Participacoes SA	Goldman Sachs	9/16/2025	0.08	Monthly	(41,200)	(121,720)	(1,288)
						(2,263,022)	117,846

The accompanying notes are an integral part of the financial statements.

52  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
China
AAC Technologies Holdings, Inc.	Goldman Sachs	9/16/2025	0.04	Monthly	(190,000)	$(520,308)	$43,727
Agora, Inc. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(14,752)	(178,204)	(12,985)
Beijing Dabeinong Technology Group Co., Ltd., Class A	HSBC	9/20/2022	0.05	Monthly	(11,700)	(15,350)	(427)
Bilibili, Inc. - SP ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(17,412)	(550,393)	73,664
COFCO Joycome Foods Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(1,058,000)	(460,318)	11,884
Dali Foods Group Co., Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(359,000)	(188,812)	6,421
Guangzhou Shangpin Home Co., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(83,300)	(485,330)	8,353
Haidilao International Holding Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(64,000)	(146,761)	16,520
Huazhu Group Ltd. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(7,482)	(309,456)	31,867
IQIYI, Inc. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(159,487)	(660,276)	45,067
KE Holdings, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(2,400)	(46,584)	2,063
Kingsoft Cloud Holdings - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(75,680)	(510,083)	72,209
Kuaishou Technology	Citigroup	3/30/2022	0.15	Monthly	(39,100)	(448,059)	5,207
Muyuan Foodstuff Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(67,200)	(607,787)	19,489
New Hope Liuhe Co., Ltd., Class A	Morgan Stanley	9/20/2022	0.08	Monthly	(125,282)	(305,113)	15,120
Skshu Paint Co., Ltd., Class A	HSBC	9/20/2022	0.05	Monthly	(32,700)	(460,004)	104,495
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(16,900)	(403,761)	7,760
Tencent Music Entertainment Group - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(105,818)	(570,359)	70,100
Vipshop Holdings Ltd. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(37,389)	(324,163)	60,563
Wens Foodstuffs Group Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(212,100)	(655,014)	51,724
Will Semiconductor Co., Ltd., Shanghai, Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(3,800)	(148,007)	(3,321)
Wingtech Technology Co., Ltd., Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(9,500)	(175,668)	(6,869)
Xiaomi Corp., Class B	Goldman Sachs	9/16/2025	0.04	Monthly	(199,800)	(374,820)	41,395
Yihai International Holding Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(32,000)	(133,494)	20,217
Yum China Holdings, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(6,064)	(315,449)	(673)
Zhihu, Inc. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(86,145)	(287,724)	20,611
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	Goldman Sachs	9/16/2025	0.04	Monthly	(505,600)	(335,143)	19,391
						(9,616,440)	723,572
Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(136,400)	(161,105)	31,233
Nine Dragons Paper Holdings Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(132,000)	(126,179)	10,972
Shenzhou International Group Holdings Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(9,500)	(159,618)	14,579
Xinyi Glass Holdings Ltd.	Goldman Sachs	9/16/2025	0.04	Monthly	(63,000)	(167,283)	5,620
						(614,185)	62,404
India
Dr Reddy’s Laboratories Ltd. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(5,946)	(317,635)	18,427
MakeMyTrip Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(5,211)	(146,325)	(1,045)
Renew Energy Global PLC, Class A	Morgan Stanley	9/20/2022	0.08	Monthly	(38,736)	(306,014)	(12,814)
Wipro Ltd. - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(60,801)	(443,239)	10,937
						(1,213,213)	15,505
Indonesia
Unilever Indonesia Tbk PT	Citigroup	3/30/2022	0.07	Monthly	(1,286,300)	(329,477)	18,473
Unilever Indonesia Tbk PT	Macquarie	9/19/2023	0.08	Monthly	(1,186,600)	(303,939)	16,988
						(633,416)	35,461
Israel
Playtika Holding Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(32,747)	(674,588)	(49,787)
Wix.com Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(5,454)	(499,477)	55,757
						(1,174,065)	5,970

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  53

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
Millicom International Cellular SA - SDR	Citigroup	3/30/2022	0.08	Monthly	(2,092)	$(48,765)	$8,759
Malaysia
Hartalega Holdings Bhd	HSBC	9/20/2022	0.05	Monthly	(468,900)	(515,974)	48,176
Top Glove Corp. Bhd	HSBC	9/22/2022	0.05	Monthly	(1,171,600)	(572,057)	12,359
						(1,088,031)	60,535
Mexico
Bolsa Mexicana de Valores SAB de CV	Goldman Sachs	9/16/2025	0.08	Monthly	(75,900)	(146,716)	(4,839)
Kimberly-Clark de Mexico SAB de CV, Class A	Goldman Sachs	9/16/2025	0.08	Monthly	(409,800)	(572,852)	43,662
						(719,568)	38,823
Russia
Ozon Holdings PLC - ADR	Goldman Sachs	9/16/2025	0.08	Monthly	(27,082)	(250,779)	343,464
VK Co., Ltd. - GDR	Morgan Stanley	9/20/2022	0.08	Monthly	(77,484)	(56,873)	553,200
						(307,652)	896,664
Saudi Arabia
Arab National Bank	Goldman Sachs	9/16/2025	0.08	Monthly	(12,133)	(90,552)	4,182
Banque Saudi Fransi	Goldman Sachs	9/16/2025	0.08	Monthly	(8,199)	(116,045)	(1,577)
						(206,597)	2,605
Singapore
Starhub Ltd.	Goldman Sachs	9/16/2025	0.36	Monthly	(223,000)	(205,613)	3,043
South Africa
AVI Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(42,056)	(195,972)	7,802
Tiger Brands Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(33,829)	(359,361)	29,461
Woolworths Holdings Ltd.	Goldman Sachs	9/16/2025	3.83	Monthly	(122,881)	(403,576)	12,023
						(958,909)	49,286
South Korea
Amorepacific Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(4,076)	(623,765)	(12,315)
CJ CGV Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(22,988)	(494,232)	(44,107)
Hanon Systems	Morgan Stanley	9/20/2022	0.08	Monthly	(14,616)	(140,404)	(5,196)
Hite Jinro Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(4,872)	(144,254)	(6,810)
Hotel Shilla Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(7,301)	(488,818)	(12,480)
Hybe Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(643)	(154,286)	(26,245)
Kolmar BNH Co., Ltd.	Citigroup	3/30/2022	0.07	Monthly	(19,744)	(585,415)	(88,782)
Lg Display Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(34,156)	(531,224)	17,870
LG Household & Health Care Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(418)	(330,270)	9,382
Lotte Shopping Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(5,415)	(384,164)	(5,085)
NCSoft Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(817)	(301,359)	47,935
Netmarble Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(1,610)	(137,252)	(4,961)
Orion Corp.	Morgan Stanley	9/20/2022	0.08	Monthly	(5,460)	(415,511)	44,072
Ottogi Corp.	Citigroup	3/30/2022	0.07	Monthly	(1,665)	(599,613)	36,740
Paradise Co., Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(22,660)	(312,851)	(320)
POSCO Chemical Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(1,907)	(180,018)	(6,787)
Sillajen, Inc.	Goldman Sachs	9/18/2025	0.08	Monthly	(10,490)	(27,799)	77,777
Studio Dragon Corp.	Morgan Stanley	9/20/2022	0.08	Monthly	(2,088)	(148,132)	(9,667)
						(5,999,367)	11,021

The accompanying notes are an integral part of the financial statements.

54  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan
Acer, Inc.	Morgan Stanley	9/20/2022	0.08	Monthly	(62,000)	$(63,692)	$(254)
Airtac International Group	Goldman Sachs	9/16/2025	0.08	Monthly	(13,000)	(426,610)	4,767
ASMedia Technology, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(4,000)	(242,554)	16,806
Asustek Computer, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(3,000)	(39,754)	(763)
AU Optronics Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(634,000)	(464,730)	(1,318)
Compal Electronics, Inc.	Goldman Sachs	9/16/2025	0.08	Monthly	(64,000)	(57,985)	(49)
Dyaco International, Inc.	Bank of America	6/1/2023	0.08	Monthly	(55,000)	(91,912)	(79)
Dyaco International, Inc.	HSBC	9/20/2022	0.05	Monthly	(216,000)	(360,963)	(703)
Elan Microelectronics Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(80,000)	(467,986)	19,318
FocalTech Systems Co., Ltd.	HSBC	9/20/2022	0.05	Monthly	(62,000)	(336,151)	(12,113)
Genius Electronic Optical Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(13,000)	(210,986)	15,585
Grape King Bio Ltd.	Morgan Stanley	9/20/2022	0.08	Monthly	(91,000)	(493,383)	7,246
HannStar Display Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(604,000)	(341,480)	5,579
Hiwin Technologies Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(13,000)	(122,650)	4,334
Innolux Corp.	Goldman Sachs	9/16/2025	0.08	Monthly	(624,000)	(372,819)	632
Largan Precision Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(9,000)	(648,475)	25,852
Merry Electronics Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(91,139)	(265,273)	12,369
Nantex Industry Co., Ltd.	Goldman Sachs	9/16/2025	0.08	Monthly	(38,000)	(100,710)	8,087
Novatek Microelectronics Corp.	Morgan Stanley	9/20/2022	0.08	Monthly	(18,000)	(293,098)	(915)
Pan Jit International, Inc.	Morgan Stanley	9/20/2022	0.08	Monthly	(75,000)	(268,860)	13,367
Realtek Semiconductor Corp.	Morgan Stanley	9/20/2022	0.08	Monthly	(9,000)	(146,388)	11,703
Rexon Industrial Corp., Ltd.	Bank of America	6/1/2023	0.08	Monthly	(217,000)	(330,899)	13,503
Win Semiconductors Corp.	Morgan Stanley	9/20/2022	0.08	Monthly	(42,000)	(452,434)	11,235
						(6,599,792)	154,189
Thailand
Bangkok Commercial Asset - NVDR	Goldman Sachs	9/16/2025	0.08	Monthly	(209,800)	(140,616)	(917)
KCE Electronics PCL - NVDR	Morgan Stanley	9/20/2022	0.08	Monthly	(91,800)	(169,974)	7,242
Kerry Express Thailand - NVDR	Morgan Stanley	9/20/2022	0.08	Monthly	(294,300)	(201,754)	9,354
Muangthai Capital PCL - NVDR	Morgan Stanley	9/20/2022	0.08	Monthly	(127,000)	(200,168)	11,003
TOA Paint Thailand PCL - NVDR	Morgan Stanley	9/20/2022	0.08	Monthly	(189,700)	(168,364)	6,233
						(880,876)	32,915
United Arab Emirates
Dubai Financial Market PJSC	Goldman Sachs	9/16/2025	0.08	Monthly	(36,018)	(22,848)	(11)
Total Short						(32,552,359)	2,218,587
Net unrealized gain/(loss) on Contracts For Difference							$(799,267)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  55

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$2,569,006	$—	$2,569,006	$—
Cayman Islands	38,717	38,717	—	—
China	11,326,303	1,161,592	10,164,711	—
Hong Kong	769,798	—	769,798	—
India	4,542,544	—	4,542,544	—
Indonesia	632,260	—	632,260	—
Israel	320,099	—	320,099	—
Malaysia	1,500,914	183,562	1,317,352	—
Russia	13,133	—	13,133	—
South Africa	898,050	471,165	426,885	—
South Korea	4,695,187	—	4,695,187	—
Taiwan	7,171,992	—	7,171,992	—
Thailand	1,017,561	—	1,017,561	—
United States	814,846	814,846	—	—
Preferred Stock
Brazil	404,346	—	404,346	—
Chile	502,707	—	502,707	—
South Korea	1,666,923	—	1,666,923	—
Exchange Traded Funds
Thailand	210,891	210,891	—	—
Mutual Funds
Thailand	353,356	—	353,356	—
Short-Term Investments	16,168,020	16,168,020	—	—
Contracts For Difference
Equity Contracts	2,868,826	2,447,585	343,464	77,777
Total Assets	$58,485,479	$21,496,378	$36,911,324	$77,777

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
United Kingdom	$(511,909)	$—	$(511,909)	$—
Contracts For Difference
Equity Contracts	(3,668,093)	(3,248,484)	(419,609)	—
Total Liabilities	$(4,180,002)	$(3,248,484)	$(931,518)	$—

The accompanying notes are an integral part of the financial statements.

56  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund	WPG Partners Small/Micro Cap Value Fund
ASSETS
Investments in securities, at value †^	$1,703,210,821	$876,130,355	$3,798,688	$29,539,729
Investments purchased with proceeds from securities lending collateral, at value *	259,310,624	282,411,206	—	8,302,286
Short-term investments, at value **	23,153,933	8,299,974	300,195	513,862
Purchased options, at value	—	—	—	—
Foreign currency, at value #	—	—	—	2,823
Offering costs	—	—	18,435	—
Receivables
Investments sold	9,963,439	2,996,163	118,750	497,060
Foreign currency deposits with brokers for securities sold short #	—	—	—	—
Deposits with brokers for contracts for difference	—	—	—	—
Deposits with brokers for securities sold short	—	—	—	—
Capital shares sold	1,156,460	1,168,981	40,000	2,976
Dividends and interest	3,134,199	573,746	997	16,192
Due from prime broker	—	—	7,241	—
Unrealized appreciation on contracts for difference ◊	—	—	—	—
Prepaid expenses and other assets	130,900	61,737	18,973	10,187
Total assets	2,000,060,376	1,171,642,162	4,303,279	38,885,115
LIABILITIES
Securities sold short, at fair value ‡	—	—	—	—
Options written, at value +◊	—	—	—	—
Payables
Securities lending collateral (Note 8)	259,310,624	282,411,206	—	8,302,286
Investments purchased	—	2,575,236	142,489	471,880
Capital shares redeemed	821,173	726,179	—	—
Investment advisory fees	983,202	614,432	—	14,913
Custodian fees	17,519	9,343	1,292	4,711
Distribution and service fees	65,525	93,127	—	—
Dividends on securities sold short	—	—	—	—
Administration and accounting fees	152,899	59,508	3,280	6,032
Transfer agent fees	37,521	44,309	1,173	526
Unrealized depreciation on contracts for difference ◊	—	—	—	—
Other accrued expenses and liabilities	67,495	45,539	3,688	20,568
Total liabilities	261,455,958	286,578,879	151,922	8,820,916
Net Assets	$1,738,604,418	$885,063,283	$4,151,357	$30,064,199
NET ASSETS CONSIST OF:
Par value	$52,805	$29,566	$395	$1,427
Paid-in Capital	1,005,541,658	605,452,370	3,952,989	20,854,208
Total Distributable earnings/(loss)	733,009,955	279,581,347	197,973	9,208,564
Net Assets	$1,738,604,418	$885,063,283	$4,151,357	$30,064,199
INSTITUTIONAL CLASS
Net assets	$1,474,988,142	$782,465,728	$4,151,357	$30,064,199
Shares outstanding	44,761,891	25,982,585	394,750	1,427,132
Net asset value, offering and redemption price per share	$32.95	$30.12	$10.52	$21.07
INVESTOR CLASS
Net assets	$263,616,276	$102,597,555	$—	$—
Shares outstanding	8,042,811	3,583,638	—	—
Net asset value, offering and redemption price per share	$32.78	$28.63	$—	$—
† Investments in securities, at cost	$1,021,455,100	$612,787,354	$3,629,140	$22,112,161
^ Includes market value of securities on loan	$254,020,834	$276,697,447	$—	$8,250,950
* Investments purchased with proceeds from securities lending collateral, at cost	$259,310,624	$282,411,206	$—	$8,302,286
** Short-term investments, at cost	$23,153,933	$8,299,974	$300,195	$513,862
Purchased options, at cost	$—	$—	$—	$—
# Foreign currency, at cost	$—	$—	$—	$2,810
‡ Proceeds received, securities sold short	$—	$—	$—	$—
+ Premiums received, options written	$—	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  57

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Global Equity Fund	Boston Partners Emerging Markets Fund	Boston Partners Long/Short Equity Fund
ASSETS
Investments in securities, at value †^	$22,499,403	$188,297,761	$24,645,904	$62,911,969
Investments purchased with proceeds from securities lending collateral, at value *	—	23,127,754	—	9,178,187
Short-term investments, at value **	743,611	3,855,231	799,034	3,784,751
Purchased options, at value	—	—	—	25,960
Foreign currency, at value #	—	—	285,419	—
Offering costs	18,435	—	—	—
Receivables
Investments sold	279,643	751,457	498,868	—
Foreign currency deposits with brokers for securities sold short #	—	—	—	3,284,758
Deposits with brokers for contracts for difference	—	—	140,000	—
Deposits with brokers for securities sold short	—	—	—	12,130,580
Capital shares sold	—	99,000	—	164,284
Dividends and interest	17,711	856,830	67,692	102,229
Due from prime broker	—	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	66,326	—
Prepaid expenses and other assets	18,973	23,942	29,365	18,562
Total assets	23,577,776	217,011,975	26,532,608	91,601,280
LIABILITIES
Securities sold short, at fair value ‡	—	—	—	15,580,999
Options written, at value +◊	—	—	—	—
Payables
Securities lending collateral (Note 8)	—	23,127,754	—	9,178,187
Investments purchased	197,720	1,264,658	163,092	243,030
Capital shares redeemed	—	2,835	—	4,031
Investment advisory fees	5,072	150,352	9,962	82,601
Custodian fees	—	25,637	20,447	9,291
Distribution and service fees	—	—	—	4,042
Dividends on securities sold short	—	—	—	—
Administration and accounting fees	3,891	17,282	7,569	11,457
Transfer agent fees	1,818	2,306	5,170	2,593
Unrealized depreciation on contracts for difference ◊	—	—	170,255	—
Other accrued expenses and liabilities	6,569	31,121	22,028	57,046
Total liabilities	215,070	24,621,945	398,523	25,173,277
Net Assets	$23,362,706	$192,390,030	$26,134,085	$66,428,003
NET ASSETS CONSIST OF:
Par value	$2,405	$9,235	$2,605	$4,484
Paid-in Capital	24,310,388	177,253,947	26,818,493	30,888,837
Total Distributable earnings/(loss)	(950,087)	15,126,848	(687,013)	35,534,682
Net Assets	$23,362,706	$192,390,030	$26,134,085	$66,428,003
INSTITUTIONAL CLASS
Net assets	$23,362,706	$192,390,030	$26,134,085	$53,928,286
Shares outstanding	2,404,585	9,234,604	2,605,083	3,525,574
Net asset value, offering and redemption price per share	$9.72	$20.83	$10.03	$15.30
INVESTOR CLASS
Net assets	$—	$—	$—	$12,499,717
Shares outstanding	—	—	—	958,545
Net asset value, offering and redemption price per share	$—	$—	$—	$13.04
† Investments in securities, at cost	$23,332,337	$148,486,337	$24,247,569	$41,300,603
^ Includes market value of securities on loan	$—	$22,633,206	$—	$8,935,292
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$23,127,754	$—	$9,178,187
** Short-term investments, at cost	$743,611	$3,855,231	$799,034	$3,784,751
Purchased options, at cost	$—	$—	$—	$18,438
# Foreign currency, at cost	$—	$—	$286,002	$3,200,406
‡ Proceeds received, securities sold short	$—	$—	$—	$25,811,211
+ Premiums received, options written	$—	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

58  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2022 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Boston Partners Long/Short Research Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Dynamic Equity Fund
ASSETS
Investments in securities, at value †^	$723,224,440	$99,384,076	$39,448,633
Investments purchased with proceeds from securities lending collateral, at value *	—	—	—
Short-term investments, at value **	3,404,931	9,537,352	16,168,020
Purchased options, at value	—	—	—
Foreign currency, at value#	—	—	—
Offering costs	—	—	—
Receivables
Investments sold	8,238,655	3,116,588	1,271,008
Foreign currency deposits with brokers for securities sold short #	63,119,222	54,608	577,914
Deposits with brokers for contracts for difference	1,684,557	201,351	10,802,659
Deposits with brokers for securities sold short	187,771,568	39,748,926	996,434
Capital shares sold	3,650,731	218,266	1,042
Dividends and interest	1,520,024	633,402	80,860
Due from prime broker	—	—	—
Unrealized appreciation on contracts for difference ◊	6,057,347	543,542	2,868,828
Prepaid expenses and other assets	60,454	33,628	366,625
Total assets	998,731,929	153,471,739	72,582,023
LIABILITIES
Securities sold short, at fair value ‡	229,742,416	38,809,486	511,909
Options written, at value +◊	—	132,038	—
Payables
Securities lending collateral (Note 8)	—	—	—
Investments purchased	14,055,426	4,067,767	444,468
Capital shares redeemed	540,604	159,647	749
Investment advisory fees	668,283	81,513	90,082
Custodian fees	30,123	24,718	28,671
Distribution and service fees	2,016	1,255	—
Dividends on securities sold short	137,243	27,637	—
Administration and accounting fees	111,118	33,111	15,967
Transfer agent fees	50,877	13,424	588
Unrealized depreciation on contracts for difference ◊	1,128,594	231,793	3,668,092
Other accrued expenses and liabilities	361,443	64,318	117,973
Total liabilities	246,828,143	43,646,707	4,878,499
Net Assets	$751,903,786	$109,825,032	$67,703,524
NET ASSETS CONSIST OF:
Par value	$45,649	$8,068	$6,227
Paid-in Capital	405,535,522	108,671,744	68,412,454
Total Distributable earnings/(loss)	346,322,615	1,145,220	(715,157)
Net Assets	$751,903,786	$109,825,032	$67,703,524
INSTITUTIONAL CLASS
Net assets	$740,818,201	$104,800,319	$67,703,524
Shares outstanding	44,955,357	7,693,664	6,226,789
Net asset value, offering and redemption price per share	$16.48	$13.62	$10.87
INVESTOR CLASS
Net assets	$11,085,585	$5,024,713	$—
Shares outstanding	693,545	374,399	—
Net asset value, offering and redemption price per share	$15.98	$13.42	$—
† Investments in securities, at cost	$490,367,991	$84,784,077	$37,127,636
^ Includes market value of securities on loan	$—	$—	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$—
** Short-term investments, at cost	$3,404,931	$9,537,352	$16,168,020
Purchased options, at cost	$—	$—	$—
# Foreign currency, at cost	$63,650,566	$61,147	$584,092
‡ Proceeds received, securities sold short	$257,638,505	$43,016,983	$274,637
+ Premiums received, options written	$—	$385,661	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  59

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2022 (unaudited)
STATEMENTS OF OPERATIONS

	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund*	WPG Partners Small/Micro Cap Value Fund
Investment Income
Dividends †	$15,575,187	$6,477,281	$3,288	$207,469
Interest	1,157	631	—	11
Income from securities loaned (Note 8)	47,311	74,228	—	3,386
Total investment income	15,623,655	6,552,140	3,288	210,866
Expenses
Advisory fees (Note 2)	6,686,722	3,744,277	4,917	113,856
Transfer agent fees (Note 2)	600,865	334,281	1,308	6,785
Distribution fees (Investor Class) (Note 2)	341,892	129,528	—	—
Administration and accounting fees (Note 2)	337,528	148,071	3,280	12,869
Director’s fees	103,076	46,719	—	1,500
Legal fees	100,868	48,012	19	1,493
Officer’s fees	75,396	39,806	—	1,244
Printing and shareholder reporting fees	44,169	33,350	371	669
Custodian fees (Note 2)	29,643	12,370	1,292	7,121
Registration fees	21,970	19,932	—	11,750
Audit and tax service fees	19,713	19,729	5,374	19,319
Offering expense	—	—	1,402	—
Other expenses	61,616	24,298	6,373	3,452
Dividend expense on securities sold short	—	—	—	—
Prime broker interest expense	—	—	—	—
Total expenses before waivers and/or reimbursements	8,423,458	4,600,373	24,336	180,058
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(421,475)	(109,863)	(18,327)	(23,503)
Net expenses after waivers and/or reimbursements net of amounts recouped	8,001,983	4,490,510	6,009	156,555
Net investment income/(loss)	7,621,672	2,061,630	(2,721)	54,311

Net realized gain/(loss) from:
Investment securities	73,360,691	24,068,095	31,146	2,040,782
Purchased options **	—	—	—	—
Securities sold short	—	—	—	—
Options written **	—	—	—	—
Contracts for difference **	—	—	—	—
Foreign currency transactions	3,686	(36)	—	(385)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(23,228,944)	(28,670,551)	169,548	815,457
Purchased options **	—	—	—	—
Securities sold short	—	—	—	—
Options written **	—	—	—	—
Contracts for difference **	—	—	—	—
Foreign currency translation	(32)	3	—	14
Net realized and unrealized gain/(loss)	50,135,401	(4,602,489)	200,694	2,855,868
Net increase/(decrease) in net assets resulting from operations	$57,757,073	$(2,540,859)	$197,973	$2,910,179
† Net of foreign withholding taxes of	$(50,661)	$(2,988)	$—	$(1,541)
* The Fund commenced operations on December 29, 2021.
** Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

60  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2022 (unaudited)
STATEMENTS OF OPERATIONS (continued)

	Boston Partners Global Sustainability Fund*	Boston Partners Global Equity Fund	Boston Partners Emerging Markets Fund	Boston Partners Long/Short Equity Fund
Investment Income
Dividends †	$46,426	$2,320,932	$196,694	$469,160
Interest	5	78	—	—
Income from securities loaned (Note 8)	—	5,009	—	5,654
Total investment income	46,431	2,326,019	196,694	474,814
Expenses
Advisory fees (Note 2)	29,086	840,637	88,970	701,343
Transfer agent fees (Note 2)	1,818	51,548	616	18,321
Distribution fees (Investor Class) (Note 2)	—	—	—	14,443
Administration and accounting fees (Note 2)	3,891	41,064	13,830	19,908
Director’s fees	—	10,273	1,204	3,524
Legal fees	19	9,852	1,332	3,790
Officer’s fees	—	4,533	1,166	2,103
Printing and shareholder reporting fees	354	4,389	683	1,268
Custodian fees (Note 2)	1,583	33,805	34,130	5,761
Registration fees	5,816	9,820	9,731	16,022
Audit and tax service fees	5,853	22,355	28,895	27,226
Offering expense	1,402	—	—	—
Other expenses	584	6,400	9,949	4,732
Dividend expense on securities sold short	—	—	—	18,989
Prime broker interest expense	—	—	—	132,910
Total expenses before waivers and/or reimbursements	50,406	1,034,676	190,506	970,340
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(17,683)	(147,339)	(71,879)	(192,874)
Net expenses after waivers and/or reimbursements net of amounts recouped	32,723	887,337	118,627	777,466
Net investment income/(loss)	13,708	1,438,682	78,067	(302,652)

Net realized gain/(loss) from:
Investment securities	(130,975)	9,808,979	(1,113,520)	4,285,007
Purchased options **	—	—	—	(40,961)
Securities sold short	—	—	—	3,304,289
Options written **	—	—	—	126,303
Contracts for difference **	—	—	385,905	(1,060,444)
Foreign currency transactions	84	(15,072)	(18,277)	572
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(832,934)	(7,131,150)	(1,625,486)	(4,320,275)
Purchased options **	—	—	—	7,522
Securities sold short	—	—	—	5,031,036
Options written **	—	—	—	(143,836)
Contracts for difference **	—	—	(221,482)	494,271
Foreign currency translation	30	(22,647)	(2,662)	(66,712)
Net realized and unrealized gain/(loss)	(963,795)	2,640,110	(2,595,522)	7,616,772
Net increase/(decrease) in net assets resulting from operations	$(950,087)	$4,078,792	$(2,517,455)	$7,314,120
† Net of foreign withholding taxes of	$(2,281)	$(144,468)	$(34,324)	$(7,096)
* The Fund commenced operations on December 29, 2021.
** Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  61

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2022 (unaudited)
STATEMENTS OF OPERATIONS (concluded)

	Boston Partners Long/Short Research Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Dynamic Equity Fund
Investment Income
Dividends †	$5,827,693	$1,706,862	$301,839
Interest	17	88	—
Income from securities loaned (Note 8)	—	—	—
Total investment income	5,827,710	1,706,950	301,839
Expenses
Advisory fees (Note 2)	4,782,230	789,537	383,833
Transfer agent fees (Note 2)	187,863	5,039	7,607
Distribution fees (Investor Class) (Note 2)	12,504	5,489	—
Administration and accounting fees (Note 2)	137,144	22,933	18,386
Director’s fees	46,374	6,095	3,262
Legal fees	40,182	5,465	8,768
Officer’s fees	26,170	2,559	3,423
Printing and shareholder reporting fees	31,603	11,079	2,242
Custodian fees (Note 2)	38,670	27,588	51,146
Registration fees	21,248	19,048	8,211
Audit and tax service fees	29,898	26,170	34,273
Offering expense	—	—	—
Other expenses	80,397	52,094	4,645
Dividend expense on securities sold short	1,102,073	250,587	5,136
Prime broker interest expense	519,850	101,849	1,588
Total expenses before waivers and/or reimbursements	7,056,206	1,325,532	532,520
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	—	—	(95,905)
Net expenses after waivers and/or reimbursements net of amounts recouped	7,056,206	1,325,532	436,615
Net investment income/(loss)	(1,228,496)	381,418	(134,776)

Net realized gain/(loss) from:
Investment securities	90,908,117	9,027,208	(1,653,931)
Purchased options **	—	—	—
Securities sold short	26,249,465	1,057,623	99
Options written **	—	(339,376)	—
Contracts for difference **	9,224,448	425,691	1,633,946
Foreign currency transactions	(2,497,429)	10,851	(34,079)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(55,954,887)	(5,739,627)	(1,870,528)
Purchased options **	—	—	—
Securities sold short	7,031,589	6,379,224	(10,813)
Options written **	—	350,332	—
Contracts for difference **	2,146,127	401,347	(807,814)
Foreign currency translation	96,570	(27,815)	(9,232)
Net realized and unrealized gain/(loss)	77,204,000	11,545,458	(2,752,352)
Net increase/(decrease) in net assets resulting from operations	$75,975,504	$11,926,876	$(2,887,128)
† Net of foreign withholding taxes of	$(156,428)	$(73,157)	$(54,314)
** Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

62  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners All-Cap Value Fund		Boston Partners Small Cap Value Fund II
	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$7,621,672	$12,802,459	$2,061,630	$3,765,826
Net realized gain/(loss) from investments and foreign currency	73,364,377	76,613,791	24,068,059	107,612,579
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(23,228,976)	407,462,982	(28,670,548)	201,239,288
Net increase/(decrease) in net assets resulting from operations	57,757,073	496,879,232	(2,540,859)	312,617,693

Dividends and distributions to shareholders:
Institutional Class	(89,636,021)	(18,329,964)	(52,624,831)	(3,423,336)
Investor Class	(14,088,626)	(3,338,171)	(7,067,459)	(287,949)
Net decrease in net assets from dividends and distributions to shareholders	(103,724,647)	(21,668,135)	(59,692,290)	(3,711,285)

Capital transactions:
Institutional Class
Proceeds from shares sold	164,567,605	501,357,685	110,259,663	225,304,064
Reinvestment of distributions	74,080,238	14,385,927	49,549,396	3,242,192
Shares redeemed	(377,542,416)	(313,709,186)	(99,108,109)	(225,779,177)
Investor Class
Proceeds from shares sold	11,205,377	35,551,451	7,477,673	19,042,885
Reinvestment of distributions	13,527,130	3,215,582	6,920,636	281,646
Shares redeemed	(34,270,299)	(57,235,933)	(8,526,802)	(30,655,523)
Net increase/(decrease) in net assets from capital transactions	(148,432,365)	183,565,526	66,572,457	(8,563,913)
Total increase/(decrease) in net assets	(194,399,939)	658,776,623	4,339,308	300,342,495

Net assets:
Beginning of period	1,933,004,357	1,274,227,734	880,723,975	580,381,480
End of period	$1,738,604,418	$1,933,004,357	$885,063,283	$880,723,975

Share transactions:
Institutional Class
Shares sold	4,898,079	16,405,789	3,523,687	7,949,707
Shares reinvested	2,283,608	520,287	1,643,429	126,254
Shares redeemed	(11,389,257)	(10,900,947)	(3,193,902)	(7,967,029)
Net increase/(decrease)	(4,207,570)	6,025,129	1,973,214	108,932
Investor Class
Shares sold	336,084	1,161,168	246,017	681,769
Shares reinvested	419,056	116,803	241,305	11,491
Shares redeemed	(1,035,935)	(2,013,653)	(288,783)	(1,146,893)
Net increase/(decrease)	(280,795)	(735,682)	198,539	(453,633)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  63

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Select Small Cap Value Fund	WPG Partners Small/Micro Cap Value Fund
	For the Period Ended February 28, 2022*	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(2,721)	$54,311	$99,311
Net realized gain/(loss) from investments and foreign currency	31,146	2,040,397	5,785,775
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	169,548	815,471	5,431,722
Net increase/(decrease) in net assets resulting from operations	197,973	2,910,179	11,316,808

Dividends and distributions to shareholders:
Institutional Class	—	(417,759)	(144,307)
Investor Class	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	—	(417,759)	(144,307)

Capital transactions:
Institutional Class
Proceeds from shares sold	3,975,286	722,773	1,232,374
Reinvestment of distributions	—	392,172	133,250
Shares redeemed	(21,902)	(1,145,315)	(4,086,219)
Net increase/(decrease) in net assets from capital transactions	3,953,384	(30,370)	(2,720,595)
Total increase/(decrease) in net assets	4,151,357	2,462,050	8,451,906

Net assets:
Beginning of period	—	27,602,149	19,150,243
End of period	$4,151,357	$30,064,199	$27,602,149

Share transactions:
Institutional Class
Shares sold	396,850	35,884	72,593
Shares reinvested	—	19,717	9,209
Shares redeemed	(2,100)	(56,044)	(255,753)
Net increase/(decrease)	394,750	(443)	(173,951)
*	The Fund commenced operations on December 29, 2021.

The accompanying notes are an integral part of the financial statements.

64  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Global Sustainability Fund	Boston Partners Global Equity Fund
	For the Period Ended February 28, 2022*	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$13,708	$1,438,682	$2,256,013
Net realized gain/(loss) from investments and foreign currency	(130,891)	9,793,907	20,918,171
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(832,904)	(7,153,797)	25,093,512
Net increase/(decrease) in net assets resulting from operations	(950,087)	4,078,792	48,267,696

Dividends and distributions to shareholders:
Institutional Class	—	(3,282,335)	(2,917,436)
Investor Class	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	—	(3,282,335)	(2,917,436)

Capital transactions:
Institutional Class
Proceeds from shares sold	24,312,793	8,321,818	21,725,184
Reinvestment of distributions	—	3,267,140	2,898,546
Shares redeemed	—	(3,428,773)	(64,010,620)
Net increase/(decrease) in net assets from capital transactions	24,312,793	8,160,185	(39,386,890)
Total increase/(decrease) in net assets	23,362,706	8,956,642	5,963,370

Net assets:
Beginning of period	—	183,433,388	177,470,018
End of period	$23,362,706	$192,390,030	$183,433,388

Share transactions:
Institutional Class
Shares sold	2,404,585	398,181	1,220,384
Shares reinvested	—	160,232	169,110
Shares redeemed	—	(166,524)	(4,261,605)
Net increase/(decrease)	2,404,585	391,889	(2,872,111)
*	The Fund commenced operations on December 29, 2021.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  65

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Emerging Markets Fund		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$78,067	$255,868	$(302,652)	$(643,602)
Net realized gain/(loss) from investments and foreign currency	(745,892)	2,811,163	6,614,766	4,814,970
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(1,849,630)	553,755	1,002,006	12,535,721
Net increase/(decrease) in net assets resulting from operations	(2,517,455)	3,620,786	7,314,120	16,707,089

Dividends and distributions to shareholders:
Institutional Class	(1,230,604)	(129,801)	(2,222,370)	(19,343,437)
Investor Class	—	—	(568,709)	(4,425,358)
Net decrease in net assets from dividends and distributions to shareholders	(1,230,604)	(129,801)	(2,791,079)	(23,768,795)

Capital transactions:
Institutional Class
Proceeds from shares sold	4,922,573	3,599,996	4,575,162	8,277,400
Reinvestment of distributions	1,230,604	129,801	2,118,791	16,162,041
Shares redeemed	—	—	(6,079,767)	(37,972,243)
Investor Class
Proceeds from shares sold	—	—	1,222,949	1,072,862
Reinvestment of distributions	—	—	549,395	4,320,241
Shares redeemed	—	—	(1,604,293)	(6,939,937)
Net increase/(decrease) in net assets from capital transactions	6,153,177	3,729,797	782,237	(15,079,636)
Total increase/(decrease) in net assets	2,405,118	7,220,782	5,305,278	(22,141,342)

Net assets:
Beginning of period	23,728,967	16,508,185	61,122,725	83,264,067
End of period	$26,134,085	$23,728,967	$66,428,003	$61,122,725

Share transactions:
Institutional Class
Shares sold	471,060	315,790	308,485	631,527
Shares reinvested	120,176	11,507	149,316	1,349,085
Shares redeemed	—	—	(418,259)	(3,033,707)
Net increase/(decrease)	591,236	327,297	39,542	(1,053,095)
Investor Class
Shares sold	—	—	94,762	90,753
Shares reinvested	—	—	45,405	418,628
Shares redeemed	—	—	(128,278)	(624,820)
Net increase/(decrease)	—	—	11,889	(115,439)

The accompanying notes are an integral part of the financial statements.

66  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners Global Long/Short Fund
	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(1,228,496)	$(5,767,638)	$381,418	$(95,299)
Net realized gain/(loss) from investments and foreign currency	123,884,601	104,890,897	10,181,997	22,984,275
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(46,680,601)	98,666,760	1,363,461	4,347,486
Net increase/(decrease) in net assets resulting from operations	75,975,504	197,790,019	11,926,876	27,236,462

Dividends and distributions to shareholders:
Institutional Class	(86,584,443)	—	—	(79,283)
Investor Class	(1,150,099)	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(87,734,542)	—	—	(79,283)

Capital transactions:
Institutional Class
Proceeds from shares sold	51,468,635	111,796,131	14,540,236	12,739,191
Reinvestment of distributions	45,172,097	—	—	63,426
Shares redeemed	(152,788,714)	(580,201,382)	(23,870,336)	(66,774,935)
Investor Class
Proceeds from shares sold	1,465,638	1,467,210	1,336,035	973,085
Reinvestment of distributions	1,144,023	—	—	—
Shares redeemed	(1,584,053)	(19,465,861)	(1,758,838)	(3,671,460)
Net increase/(decrease) in net assets from capital transactions	(55,122,374)	(486,403,902)	(9,752,903)	(56,670,693)
Total increase/(decrease) in net assets	(66,881,412)	(288,613,883)	2,173,973	(29,513,514)

Net assets:
Beginning of period	818,785,198	1,107,399,081	107,651,059	137,164,573
End of period	$751,903,786	$818,785,198	$109,825,032	$107,651,059

Share transactions:
Institutional Class
Shares sold	3,101,633	7,333,928	1,114,568	1,153,067
Shares reinvested	2,891,940	—	—	5,955
Shares redeemed	(9,101,907)	(40,620,501)	(1,853,199)	(6,184,959)
Net increase/(decrease)	(3,108,334)	(33,286,573)	(738,631)	(5,025,937)
Investor Class
Shares sold	91,621	102,009	102,727	90,220
Shares reinvested	75,463	—	—	—
Shares redeemed	(96,938)	(1,357,505)	(141,167)	(333,800)
Net increase/(decrease)	70,146	(1,255,496)	(38,440)	(243,580)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  67

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Emerging Markets Dynamic Equity Fund
	For the Six Months Ended February 28, 2022	For the Year Ended August 31, 2021
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(134,776)	$(94,419)
Net realized gain/(loss) from investments and foreign currency	(53,965)	7,022,105
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,698,387)	(138,717)
Net increase/(decrease) in net assets resulting from operations	(2,887,128)	6,788,969

Dividends and distributions to shareholders:
Institutional Class	(36,249)	(5,338,757)
Investor Class	—	—
Net decrease in net assets from dividends and distributions to shareholders	(36,249)	(5,338,757)

Capital transactions:
Institutional Class
Proceeds from shares sold	10,349,370	9,772,909
Reinvestment of distributions	35,160	5,215,269
Shares redeemed	(1,187,250)	(15,184,277)
Net increase/(decrease) in net assets from capital transactions	9,197,280	(196,099)
Total increase/(decrease) in net assets	6,273,903	1,254,113

Net assets:
Beginning of period	61,429,621	60,175,508
End of period	$67,703,524	$61,429,621

Share transactions:
Institutional Class
Shares sold	961,369	861,963
Shares reinvested	3,301	461,937
Shares redeemed	(108,269)	(1,310,319)
Net increase/(decrease)	856,401	13,581

The accompanying notes are an integral part of the financial statements.

68  |  Semi-Annual Report 2022

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Semi-Annual Report 2022  |  69

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners All-Cap Value Fund
Institutional Class
9/1/21 through 2/28/22†	$33.77	$0.14	$0.85	$0.99	$(0.33)	$(1.48)	$(1.81)
8/31/21	24.53	0.26	9.43	9.69	(0.21)	(0.24)	(0.45)
8/31/20	24.97	0.36	(0.08)	0.28	(0.37)	(0.35)	(0.72)
8/31/19	27.86	0.34	(1.76)	(1.42)	(0.29)	(1.18)	(1.47)
8/31/18	25.57	0.22	3.20	3.42	(0.18)	(0.95)	(1.13)
8/31/17	23.12	0.20	3.17	3.37	(0.27)	(0.65)	(0.92)
Investor Class
9/1/21 through 2/28/22†	$33.56	$0.10	$0.84	$0.94	$(0.24)	$(1.48)	$(1.72)
8/31/21	24.39	0.18	9.38	9.56	(0.15)	(0.24)	(0.39)
8/31/20	24.82	0.30	(0.09)	0.21	(0.29)	(0.35)	(0.64)
8/31/19	27.69	0.27	(1.75)	(1.48)	(0.21)	(1.18)	(1.39)
8/31/18	25.42	0.16	3.18	3.34	(0.12)	(0.95)	(1.07)
8/31/17	23.00	0.14	3.15	3.29	(0.22)	(0.65)	(0.87)
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/21 through 2/28/22†	$32.34	$0.08	$(0.15)	$(0.07)	$(0.12)	$(2.03)	$(2.15)
8/31/21	21.06	0.15	11.27	11.42	(0.14)	—	(0.14)
8/31/20	23.42	0.20	(1.94)	(1.74)	(0.28)	(0.34)	(0.62)
8/31/19	27.74	0.23	(3.12)	(2.89)	(0.12)	(1.31)	(1.43)
8/31/18	24.96	0.21	3.75	3.96	(0.20)	(0.98)	(1.18)
8/31/17	23.00	0.13	2.38	2.51	(0.21)	(0.34)	(0.55)
Investor Class
9/1/21 through 2/28/22†	$30.81	$0.04	$(0.15)	$(0.11)	$(0.04)	$(2.03)	$(2.07)
8/31/21	20.07	0.07	10.75	10.82	(0.08)	—	(0.08)
8/31/20	22.33	0.15	(1.85)	(1.70)	(0.22)	(0.34)	(0.56)
8/31/19	26.53	0.16	(2.99)	(2.83)	(0.06)	(1.31)	(1.37)
8/31/18	23.92	0.14	3.59	3.73	(0.14)	(0.98)	(1.12)
8/31/17	22.06	0.07	2.29	2.36	(0.16)	(0.34)	(0.50)
WPG Partners Select Small Cap Value Fund
Institutional Class
12/29/21** through 2/28/22†	$10.00	$(0.01)	$0.53	$0.52	$—	$—	$—
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/21 through 2/28/22†	$19.33	$0.04	$2.00	$2.04	$(0.07)	$(0.23)	$(0.30)
8/31/21	11.96	0.07	7.39	7.46	(0.09)	—	(0.09)
8/31/20	13.19	0.09	(1.26)	(1.17)	(0.06)	—	(0.06)
8/31/19	17.52	0.06	(3.36)	(3.30)	(0.05)	(0.98)	(1.03)
8/31/18	16.13	0.04	2.50	2.54	(0.06)	(1.09)	(1.15)
8/31/17	15.50	0.05	0.65	0.70	(0.07)	—	(0.07)

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

70  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Redemption Fees*^	Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[3]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—	$32.95	3.03%	$1,474,988	0.80%[4]	N/A	0.85%[4]	0.83%[4]	9%[5]
—	33.77	39.91	1,653,698	0.80	N/A	0.83	0.86	33
—	24.53	0.84	1,053,301	0.80	N/A	0.84	1.46	37
—	24.97	(4.65)	1,561,229	0.80	N/A	0.82	1.34	33
—	27.86	13.70	1,853,976	0.80	N/A	0.80	0.83	33
—	25.57	14.88	1,370,288	0.80	N/A	0.88	0.83	27

$—	$32.78	2.91%	$263,616	1.05%[4]	N/A	1.10%[4]	0.58%[4]	9%[5]
—	33.56	39.57	279,306	1.05	N/A	1.08	0.61	33
—	24.39	0.59	220,927	1.05	N/A	1.09	1.21	37
—	24.82	(4.90)	320,962	1.05	N/A	1.07	1.09	33
—	27.69	13.44	510,737	1.05	N/A	1.05	0.58	33
—	25.42	14.56	426,904	1.05	N/A	1.13	0.58	27

$—	$30.12	(0.23)%	$782,466	0.99%[4]	N/A	1.01%[4]	0.50%[4]	10%[5]
—	32.34	54.40	776,442	0.99	N/A	1.01	0.52	33
—	21.06	(7.88)	503,349	1.07	N/A	1.09	0.94	46
—	23.42	(9.92)	421,429	1.10	N/A	1.16	0.97	29
—	27.74	16.25	476,179	1.10	N/A	1.14	0.78	40
—	24.96	10.92	362,674	1.10	N/A	1.18	0.53	24

$—	$28.63	(0.38)%	$102,598	1.24%[4]	N/A	1.26%[4]	0.25%[4]	10%[5]
—	30.81	54,01	104,282	1.24	N/A	1.26	0.27	33
—	20.07	(8.07)	77,032	1.32	N/A	1.34	0.69	46
—	22.33	(10.20)	122,703	1.35	N/A	1.41	0.72	29
—	26.53	15.94	144,315	1.35	N/A	1.39	0.53	40
—	23.92	10.68	159,271	1.35	N/A	1.43	0.28	24

$—	$10.52	5.20%	$4,151	1.10%[4]	N/A	4.45%[4]	(0.50%)[4]	25%[5]

$—	$21.07	10.63%	$30,064	1.10%[4]	N/A	1.27%[4]	0.38%[4]	46%[5]
—	19.33	62.66	27,602	1.10	N/A	1.28	0.40	114
—	11.96	(8.92)	19,150	1.10	N/A	1.31	0.74	123
—	13.19	(18.85)	22,273	1.10	N/A	1.23	0.40	79
—	17.52	16.16	32,436	1.09	N/A	1.11	0.23	80
—	16.13	4.50	30,781	1.10	N/A	1.29	0.30	78

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[4]	Annualized
[5]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  71

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Global Sustainability Fund
Institutional Class
12/29/21** through 2/28/22†	$10.00	$0.01	$(0.29)	$(0.28)	$—	$—	$—
Boston Partners Global Equity Fund
Institutional Class
9/1/21 through 2/28/22†	$20.74	$0.16	$0.29	$0.45	$(0.36)	$—	$(0.36)
8/31/21	15.15	0.25	5.69	5.94	(0.35)	—	(0.35)
8/31/20	15.91	0.15	(0.67)	(0.52)	(0.24)	—	(0.24)
8/31/19	18.73	0.25	(1.79)	(1.54)	(0.18)	(1.10)	(1.28)
8/31/18	17.39	0.16	1.56	1.72	(0.12)	(0.26)	(0.38)
8/31/17	15.60	0.14	1.95	2.09	(0.30)	—	(0.30)
Boston Partners Emerging Markets Fund
Institutional Class
9/1/21 through 2/28/22†	$11.78	$0.04	$(1.18)	$(1.14)	$(0.46)	$(0.15)	$(0.61)
8/31/21	9.79	0.13	1.94	2.07	(0.08)	—	(0.08)
8/31/20	9.18	0.21	0.89	1.10	(0.49)	—	(0.49)
8/31/19	9.13	0.13	(0.08)	0.05	—	—	—
10/17/17** through 8/31/18	10.00	0.05	(0.86)	(0.81)	(0.06)	—	(0.06)
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/21 through 2/28/22†	$14.21	$(0.07)	$1.80	$1.73	$—	$(0.64)	$(0.64)
8/31/21	15.15	(0.12)	3.69	3.57	—	(4.51)	(4.51)
8/31/20	17.74	(0.14)	(0.70)	(0.84)	—	(1.75)	(1.75)
8/31/19	20.51	(0.18)	(1.06)	(1.24)	—	(1.53)	(1.53)
8/31/18	20.96	(0.35)	0.07	(0.28)	—	(0.17)	(0.17)
8/31/17	20.09	(0.26)	1.13	0.87	—	—	—
Investor Class
9/1/21 through 2/28/22†	$12.22	$(0.07)	$1.53	$1.46	$—	$(0.64)	$(0.64)
8/31/21	13.64	(0.14)	3.23	3.09	—	(4.51)	(4.51)
8/31/20	16.17	(0.16)	(0.62)	(0.78)	—	(1.75)	(1.75)
8/31/19	18.88	(0.20)	(0.98)	(1.18)	—	(1.53)	(1.53)
8/31/18	19.36	(0.38)	0.07	(0.31)	—	(0.17)	(0.17)
8/31/17	18.60	(0.29)	1.05	0.76	—	—	—

†	Unaudited.
*	Calculated based on average shares outstanding.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

72  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Redemption Fees*^	Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[3]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—	$9.72	(2.80%)	$23,363	0.90%[4]	N/A	1.39%[4]	0.38%[4]	22%[5]

$—	$20.83	2.23%	$192,390	0.95%[4]	N/A	1.11%[4]	1.54%[4]	32%[5]
—	20.74	39.66	183,433	0.95	N/A	1.04	1.38	88
—	15.15	(3.40)	177,470	0.95	N/A	1.22	0.96	118
—	15.91	(7.92)	683,649	0.95	N/A	1.03	1.55	97
—	18.73	9.93	666,271	0.95	N/A	1.03	0.88	80
—	17.39	13.59	590,525	0.95	N/A	1.04	0.84	83

$—	$10.03	(9.68%)	$26,134	1.00%[4]	N/A	1.61%[4]	0.66%[4]	65%[5]
—	11.78	21.15	23.729	1.00	N/A	1.56	1.16	123
—	9.79	12.05	16,508	1.06	N/A	2.39	2.29	177
—	9.18	0.55	9,468	1.07	N/A	2.89	1.41	155
—	9.13	(8.11)	8,296	1.10 [5]	N/A	2.95 [5]	0.58 [5]	146 [6]

$—	$15.30	12.55%	$53,928	2.45%[4]	1.96%[4]	3.07%[4]	(0.93%)[4]	17%[5]
—	14.21	29.08	49,551	2.60	1.97	3.14	(0.91)	31
—	15.15	(5.78)	68,780	2.57	2.25	2.74	(0.81)	46
—	17.74	(6.05)	227,834	2.67	2.45	2.68	(0.94)	64
—	20.51	(1.38)	651,325	3.01	2.37	3.01	(1.62)	58
—	20.96	4.33	858,821	2.80	2.39	2.80	(1.21)	63

$—	$13.04	12.38%	$12,500	2.70%[4]	2.21%[4]	3.32%[4]	(1.18%)[4]	17%[5]
—	12.22	28.71	11.571	2.85	2.22	3.39	(1.16)	31
—	13.64	(5.99)	14,484	2.82	2.50	2.99	(1.06)	46
—	16.17	(6.27)	28,156	2.92	2.70	2.93	(1.19)	64
—	18.88	(1.65)	54,167	3.26	2.62	3.26	(1.87)	58
—	19.36	4.09	88,103	3.05	2.64	3.05	(1.46)	63

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[4]	Annualized
[5]	Not Annualized

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  73

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Long/Short Research Fund
Institutional Class
9/1/21 through 2/28/22†	$16.82	$(0.03)	$1.69	$1.66	$—	$(2.00)	$(2.00)
8/31/21	13.31	(0.10)	3.61	3.51	—	—	—
8/31/20	15.15	(0.00)	(1.48)	(1.48)	(0.21)	(0.15)	(0.36)
8/31/19	16.64	0.09	(0.79)	(0.70)	(0.01)	(0.78)	(0.79)
8/31/18	16.27	(0.03)	0.40	0.37	—	—	—
8/31/17	15.23	(0.12)	1.16	1.04	—	—	—
Investor Class
9/1/21 through 2/28/22†	$16.39	$(0.05)	$1.64	$1.59	$—	$(2.00)	$(2.00)
8/31/21	13.01	(0.13)	3.51	3.38	—	—	—
8/31/20	14.81	(0.04)	(1.44)	(1.48)	(0.17)	(0.15)	(0.32)
8/31/19	16.31	0.06	(0.78)	(0.72)	—	(0.78)	(0.78)
8/31/18	15.99	(0.08)	0.40	0.32	—	—	—
8/31/17	15.00	(0.15)	1.14	0.99	—	—	—
Boston Partners Global Long/Short Fund
Institutional Class
9/1/21 through 2/28/22†	$12.18	$0.05	$1.39	$1.44	$—	$—	$—
8/31/21	9.72	(0.01)	2.48	2.47	(0.01)	—	(0.01)
8/31/20	10.74	0.01	(0.89)	(0.88)	(0.14)	—	(0.14)
8/31/19	11.52	0.07	(0.65)	(0.58)	—	(0.20)	(0.20)
8/31/18	11.34	(0.01)	0.19	0.18	—	—	—
8/31/17	10.90	(0.11)	0.57	0.46	(0.02)	—	(0.02)
Investor Class
9/1/21 through 2/28/22†	$12.01	$0.03	$1.38	$1.41	$—	$—	$—
8/31/21	9.61	(0.03)	2.43	2.40	—	—	—
8/31/20	10.61	(0.02)	(0.88)	(0.90)	(0.10)	—	(0.10)
8/31/19	11.40	0.05	(0.84)	(0.79)	—	—	—
8/31/18	11.25	(0.04)	0.19	0.15	—	—	—
8/31/17	10.85	(0.13)	0.54	0.41	(0.01)	—	(0.01)
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class
9/1/21 through 2/28/22†	$11.44	$(0.02)	$(0.54)	$(0.56)	$(0.01)	$—	$(0.01)
8/31/21	11.23	(0.02)	1.17	1.15	(0.94)	—	(0.94)
8/31/20	10.45	0.19	0.82	1.01	(0.23)	—	(0.23)
8/31/19	10.49	0.04	(0.03)	0.01	—	(0.05)	(0.05)
8/31/18	12.12	(0.05)	(0.87)	(0.92)	(0.26)	(0.45)	(0.71)
8/31/17	11.15	(0.07)	1.96	1.89	(0.82)	(0.10)	(0.92)

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Long/Short Research Fund and BP Global Long/Short Fund. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

74  |  Semi-Annual Report 2022

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (concluded)	Per Share Operating Performance

Redemption Fees*^	Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[3]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—	$16.48	10.52%	$740,818	1.84%[4]	1.42%[4]	1.84%[4]	(0.32%)[4]	32%[5]
—	16.82	26.37	808,565	2.15	1.40	2.15	(0.66)	61
—	13.31	(10.13)	1,082,963	2.21	1.37	2.21	(0.01)	66
—	15.15	(4.05)	3,212,731	2.15	1.38	2.15	0.62	60
—	16.64	2.27	6,636,897	2.09	1.34	2.09	(0.19)	60
—	16.27	6.83	6,361,628	2.23	1.37	2.23	(0.75)	54

$—	$15.98	10.29%	$11,086	2.09%[4]	1.67%[4]	2.09%[4]	(0.57%)[4]	32%[5]
—	16.39	25.98	10,220	2.40	1.65	2.40	(0.91)	61
—	13.01	(10.32)	24,436	2.46	1.62	2.46	(0.26)	66
—	14.81	(4.27)	54,570	2.40	1.63	2.40	0.37	60
—	16.31	2.00	118,905	2.34	1.59	2.34	(0.44)	60
—	15.99	6.60	211,455	2.48	1.63	2.48	(1.00)	54

$—	$13.62	11.82%	$104,800	2.51%[4]	1.84%[4]	2.51%[4]	0.70%[4]	64%[5]
—	12.18	25.39	102,691	2.29	1.83	2.29	(0.07)	102
—	9.72	(8.30)	130,857	2.46	1.75	2.46	0.07	125
—	10.74	(5.00)	611,254	2.47	1.65	2.47	0.69	99
—	11.52	1.59	913,237	2.34	1.65	2.34	(0.11)	85
—	11.34	4.26	1,008,234	2.63	1.70	2.63	(0.94)	109

$—	$13.42	11.74%	$5,025	2.76%[4]	2.09%[4]	2.76%[4]	0.45%[4]	64%[5]
—	12.01	24.97	4,960	2.54	2.08	2.54	(0.32)	102
—	9.61	(8.55)	6,308	2.71	2.00	2.71	(0.18)	125
—	10.61	(5.14)	14,610	2.72	1.90	2.72	0.44	99
—	11.40	1.33	23,987	2.59	1.90	2.59	(0.36)	85
—	11.25	3.92	34,030	2.88	1.95	2.88	(1.17)	109

$—	$10.87	(4.83%)	$67,704	1.42%[4]	1.40%[4]	1.73%[4]	(0.44%)[4]	67%[5]
—	11.44	10.38	61,430	1.75	1.40	2.00	(0.14)	125
—	11.23	9.75	60,176	1.66	1.49	2.19	1.81	219
—	10.45	0.18	58,424	1.96	1.96	2.44	0.43	186
—	10.49	(8.11)	58,245	2.00	2.00	2.37	(0.47)	222
—	12.12	18.71	56,829	2.13	2.06	2.99	(0.60)	184

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[4]	Annualized.
[5]	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2022  |  75

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

February 28, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”), WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), Boston Partners Global Sustainability Fund (“BP Global Sustainability Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) and Boston Partners Emerging Markets Dynamic Equity Fund (“BP Emerging Markets Dynamic Equity Fund”), (collectively the “BP Funds”). As of the end of the reporting period, the Funds (other than the WPG Select Small Cap Value Fund, WPG Small/Micro Cap Value Fund, BP Global Sustainability Fund, BP Global Equity Fund, BP Emerging Markets Fund and BP Emerging Markets Dynamic Equity Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Select Small Cap Value Fund, WPG Small/Micro Cap Value Fund, BP Global Sustainability Fund, BP Emerging Markets Fund and BP Emerging Markets Dynamic Equity Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of BP Small Cap Value Fund II and BP All-Cap Value Fund is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund, BP Global/Long Short Fund, BP Emerging Markets Fund, and BP Emerging Markets Dynamic Equity Fund is to seek long-term capital growth. The investment objective of WPG Select Small Cap Value Fund and BP Global Sustainability Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small/Micro Cap Value Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements,

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aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as

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amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Global Sustainability Fund, the BP Emerging Markets Fund and the BP Emerging Markets Dynamic Equity Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

LIBOR DISCONTINUATION RISK — The terms of many financial instruments in which the Funds may invest or other transactions to which the Funds may be a party may be tied to the London Interbank Offered Rate, or “LIBOR.” LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. LIBOR may be a significant factor in determining the Funds’ payment obligations under a derivative investment, the cost of financing to the Funds or an investment’s value or return to the Funds, and may be used in other ways that affect the Funds’ investment performance. In July 2017, the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

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The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Funds. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Although the Funds are working to minimize its exposure to risks associated with the expected discontinuation of LIBOR, all of the aforementioned risks may adversely affect the Funds’ performance or NAV.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Funds’ performance and the value of Funds’ investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

SUSTAINABLE INVESTMENT RISK — The sustainability criterion required for investment by the BP Global Sustainability Fund may cause the Fund to not invest in certain industries or issuers. As a result, the BP Global Sustainability Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the BP Global Sustainability Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the BP Global Sustainability Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the BP Global Sustainability Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

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During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$38,918	$165,058
BP Global Long/Short Fund	—	487,546

SHORT SALES — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Dynamic Equity Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Dynamic Equity Fund had net income/(charges) of $(131,431), $(517,640), $(101,792) and $(1,461), respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the Statements of Operations.

As of the end of the reporting period, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund had securities sold short valued at $15,580,998, $229,742,415, $38,809,486 and $511,909, respectively, for which securities of $29,303,602, $203,680,163, $29,761,815 and $5,794,745 and deposits of $15,415,338, $250,890,790, $39,803,534 and $1,574,348, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
107	EUR 6,579	0.16%	65	AUD 187,651	0.43%
39	GBP 21,654	0.43%	106	CAD 290,211	0.57%
45	USD 2,458,677	0.48%	41	CHF 186,967	0.39%
			55	DKK 332,076	0.02%
			33	EUR 569,481	0.16%
			8	GBP 95,887	0.44%
			21	HKD 666,725	0.44%
			28	ILS 11	0.00%
			10	JPY 5,215,925	0.36%
			107	MXN 0	0.00%
			40	NOK 2,608,372	0.65%
			25	PLN 319,061	0.69%
			56	SEK 2,669,370	0.34%
			56	SGD 53,723	0.58%
			54	USD 1,981,543	0.48%

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BP GLOBAL LONG/SHORT FUND			BP EMERGING MARKETS DYNAMIC EQUITY FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
28	AUD 19,453	0.43%	2	CAD 42,536	0.57%
23	CAD 622	0.58%	29	HKD 96,202	0.46%
7	CHF 2,339	0.37%	60	USD 151,566	0.48%
39	EUR 8,912	0.16%
25	GBP 1,148	0.43%
22	HKD 34,650	0.45%
67	JPY 1,342,331	0.36%
19	NOK 189,938	0.50%
28	SEK 175,886	0.34%
16	USD 154,800	0.48%

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund incurred interest expense during the current fiscal period on such borrowings, in the amount of $1,479, $2,210, $57 and $127 respectively.

CONTRACTS FOR DIFFERENCE — The BP Emerging Markets Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. As of the end of the reporting period, BP Emerging Markets Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund had cash deposits for CFDs of $140,000, $1,684,557, $201,351 and $10,802,659, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, BP Global Long/Short Fund, BP Emerging Markets Dynamic Equity Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Emerging Markets Fund	$1,591,833	$—
BP Long/Short Equity Fund	—	3,791,033
BP Long/Short Research Fund	3,385,403	104,161,515
BP Global Long/Short Fund	1,580,187	6,313,884
BP Emerging Markets Dynamic Equity Fund	24,120,140	29,620,332

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The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Fund
Goldman Sachs	$66,326	$66,326	$—	$—	$170,255	$66,326	$140,000	$—
Total	$66,326	$66,326	$—	$—	$170,255	$66,326	$140,000	$—
BP Long/Short Research Fund
Citigroup	$—	$—	$—	$—	$48,315	$—	$701,223	$—
Goldman Sachs	2,375,919	452,438	—	1,923,481	452,438	452,438	300,000	—
HSBC	236,946	—	—	236,946	—	—	300,000	—
Macquarie	92,929	—	—	92,929	—	—	350,000	—
Morgan Stanley	3,351,553	627,841	—	2,723,712	627,841	627,841	33,334	—
Total	$6,057,347	$1,080,279	$—	$4,977,068	$1,128,594	$1,080,279	$1,684,557	$—
BP Global Long/Short Fund
Goldman Sachs	$541,039	$213,229	$—	$327,810	$213,229	$213,229	$—	$—
Macquarie	2,503	—	—	2,503	—	—	—	—
Morgan Stanley	—	—	—	—	18,564	—	201,351	—
Total	$543,542	$213,229	$—	$330,313	$231,793	$213,229	$201,351	$—

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Dynamic Equity Fund
Bank of America	$29,591	$79	$—	$29,512	$79	$79	$1,261,606	$—
Citigroup	69,180	69,180	—	—	88,782	69,180	590,000	—
Goldman Sachs	1,844,381	1,844,381	—	—	2,428,240	1,844,381	196,766	387,093
HSBC	165,030	129,550	—	35,480	129,550	129,550	370,000	—
Macquarie	16,988	—	—	16,988	—	—	—	—
Morgan Stanley	743,658	743,658	—	—	1,021,441	743,658	8,384,287	—
Total	$2,868,828	$2,786,848	$—	$81,980	$3,668,092	$2,786,848	$10,802,659	$387,093

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until March 2, 2023 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Small Cap Value Fund II	0.85	0.99	1.24
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small/Micro Cap Value Fund*	0.80	1.10	N/A
BP Global Sustainability Fund	0.80	0.90	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Emerging Markets Fund	0.75	1.00	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP Global Long/Short Fund	1.50	2.00	2.25
BP Emerging Markets Dynamic Equity Fund	1.25	1.40	N/A
*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS*	RECOUPMENTS	NET ADVISORY FEES
BP All-Cap Value Fund	$6,686,722	$(421,475)	$—	$6,265,247
BP Small Cap Value Fund II	3,744,277	(109,863)	—	3,634,414
WPG Select Small Cap Value Fund	4,917	(18,327)	—	(13,410)
WPG Small/Micro Cap Value Fund	113,856	(23,503)	—	90,353
BP Global Sustainability Fund	29,086	(17,683)	—	11,403
BP Global Equity Fund	840,637	(147,339)	—	693,298
BP Emerging Markets Fund	88,970	(71,879)	—	17,091
BP Long/Short Equity Fund	701,343	(192,874)	—	508,469
BP Long/Short Research Fund	4,782,230	—	—	4,782,230
BP Global Long/Short Fund	789,537	—	—	789,537
BP Emerging Markets Dynamic Equity Fund	383,833	(95,905)	—	287,928

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

FUND	August 31, 2022	August 31, 2023	August 31, 2024	TOTAL
BP All-Cap Value Fund	$746,620	$479,510	$421,475	$1,647,605
BP Small Cap Value Fund II	97,041	139,323	109,863	346,227
WPG Select Small Cap Value Fund	—	—	18,327	18,327
WPG Small/Micro Cap Value Fund	45,416	43,934	23,503	112,853
BP Global Sustainability Fund	—	—	17,683	17,683
BP Global Equity Fund	1,193,888	140,758	147,339	1,481,985
BP Emerging Markets Fund	178,695	123,547	71,879	374,121
BP Long/Short Equity Fund	242,417	366,046	192,874	801,337
BP Emerging Markets Dynamic Equity Fund	307,711	168,395	95,905	572,011
*	Includes Acquired fund fees and expenses. Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$165,867,638	$426,692,198
BP Small Cap Value Fund II	112,652,846	86,502,655
WPG Select Small Cap Value Fund	4,453,422	855,429
WPG Small/Micro Cap Value Fund	12,847,682	13,413,828
BP Global Sustainability Fund	27,502,299	4,044,034
BP Global Equity Fund	64,123,788	58,381,403
BP Emerging Markets Fund	20,852,746	14,327,951
BP Long/Short Equity Fund	12,203,944	10,358,478
BP Long/Short Research Fund	239,708,536	353,381,520
BP Global Long/Short Fund	62,579,262	68,678,459
BP Emerging Markets Dynamic Equity Fund	29,472,886	23,575,189

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and WPG Small/Micro Cap Value Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6. RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022

7. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund (except WPG Select Small Cap Value Fund and BP Global Sustainability Fund) were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$1,351,693,766	$708,628,284	$(9,186,774)	$699,441,510
BP Small Cap Value Fund II	734,568,674	304,975,691	(20,614,773)	284,360,918
WPG Small/Micro Cap Value Fund	28,858,816	6,999,011	(700,615)	6,298,396
BP Global Equity Fund	147,442,833	49,495,518	(8,172,554)	41,322,964
BP Emerging Markets Fund	21,492,874	3,133,461	(1,304,044)	1,829,417
BP Long/Short Equity Fund	44,612,423	32,124,320	(2,779,609)	29,344,711
BP Long/Short Research Fund	525,011,455	317,624,143	(20,056,909)	297,567,234
BP Global Long/Short Fund	91,547,716	24,232,530	(11,492,659)	12,739,871
BP Emerging Markets Dynamic Equity Fund	48,151,488	6,377,403	(2,679,448)	3,697,955

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2021 were reclassified among the following accounts. They are primarily attributable to net investment loss, deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(8,922,121)	$8,922,121
BP Small Cap Value Fund II	—	—
WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	—	—
BP Emerging Markets Fund	—	—
BP Long/Short Equity Fund	17,700	(17,700)
BP Long/Short Research Fund	6,177,427	(6,177,427)
BP Global Long/Short Fund	2,177	(2,177)
BP Emerging Markets Dynamic Equity Fund	—	—

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

	UNDISTRIBUTED	UNDISTRIBUTED		QUALIFIED	OTHER	UNREALIZED
	ORDINARY	LONG-TERM	CAPITAL LOSS	LATE-YEAR	TEMPORARY	APPRECIATION/
FUND	INCOME	CAPITAL GAINS	CARRYFORWARDS	LOSS DEFERRAL	DIFFERENCES	(DEPRECIATION)
BP All-Cap Value Fund	$32,100,975	$47,434,695	$—	$—	$—	$699,441,859
BP Small Cap Value Fund II	14,821,648	42,631,933	—	—	—	284,360,915
WPG Small/Micro Cap Value Fund	417,749	—	—	—	—	6,298,395
BP Global Equity Fund	1,891,621	—	(28,907,833)	—	—	41,346,603
BP Emerging Markets Fund	926,735	303,862	—	—	—	1,830,449
BP Long/Short Equity Fund	—	2,791,035	—	(1,275,596)	—	29,496,202
BP Long/Short Research Fund	—	64,542,028	—	(3,404,863)	—	296,944,488
BP Global Long/Short Fund	—	—	(22,882,500)	(627,007)	(27,125)	12,754,976
BP Emerging Markets Dynamic Equity Fund	—	—	(1,047,838)	(442,354)	—	3,698,412

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 was as follows:

	2021
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$9,805,102	$11,863,033	$21,668,135
BP Small Cap Value Fund II	3,711,285	—	3,711,285
WPG Small/Micro Cap Value Fund	144,307	—	144,307
BP Global Equity Fund	2,917,436	—	2,917,436
BP Emerging Markets Fund	129,801	—	129,801
BP Long/Short Equity Fund	—	23,768,795	23,768,795
BP Long/Short Research Fund	—	—	—
BP Global Long/Short Fund	79,283	—	79,283
BP Emerging Markets Dynamic Equity Fund	5,338,757	—	5,338,757

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2021.

For the fiscal year ended August 31, 2021, the following Funds deferred to September 1, 2021, the following qualified late-year losses.

FUND	LATE-YEAR ORDINARY LOSS DEFERRAL	POST-OCTOBER CAPITAL LOSS DEFERRAL
BP All-Cap Value Fund	$—	$—
BP Small Cap Value Fund II	—	—
WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	—	—
BP Emerging Markets Fund	—	—’
BP Long/Short Equity Fund	1,275,596	—
BP Long/Short Research Fund	3,404,863	—
BP Global Long/Short Fund	627,007	—
BP Emerging Markets Dynamic Equity Fund	442,354	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2021 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022

Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the fiscal year, the WPG Small/Micro Cap Value Fund had utilized $4,995,702, BP Global Equity Fund had utilized $15,806,924, BP Emerging Markets Fund had utilized $1,747,300, BP Global Long/Short Fund had utilized $16,093,057, and BP Emerging Markets Dynamic Equity Fund had utilized $4,418,457 of carry forward capital losses.

As of August 31, 2021, the BP Global Equity Fund had short-term post-enactment capital losses of $28,907,833. The BP Global Long/Short Fund had short-term post-enactment capital losses of $22,882,500. The BP Emerging Markets Dynamic Equity Fund had short-term post-enactment capital losses of $1,047,838. The capital losses can be carried forward for an unlimited period.

8. SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$254,020,834	$259,310,624	$47,311
BP Small Cap Value Fund II	276,697,447	282,411,206	74,228
WPG Small/Micro Cap Value Fund	8,250,950	8,302,286	3,386
BP Global Equity Fund	22,633,206	23,127,754	5,009
BP Long/Short Equity Fund	8,935,292	9,178,187	5,654

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP All-Cap Value Fund	$254,020,834	—	$254,020,834	$(254,020,834)	—	—
BP Small Cap Value Fund II	276,697,447	—	276,697,447	(276,697,447)	—	—
WPG Small/Micro Cap Value Fund	8,250,950	—	8,250,950	(8,250,950)	—	—
BP Global Equity Fund	22,633,206	—	22,633,206	(22,633,206)	—	—
BP Long/Short Equity Fund	8,935,292	—	8,935,292	(8,935,292)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilites. Actual collateral received may be more than the amount shown.

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NOTES TO FINANCIAL STATEMENTS (concluded)

February 28, 2022

9. LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. The LOC was renewed on September 14, 2021. The LOC will mature, unless renewed, on September 13, 2022. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 3.25% at February 28, 2022.

During the current fiscal period, the Funds’ LoC borrowing activity was as follows:

	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	$28,674,714	$100,000,000	$18,121	3.25%
WPG Small/Micro Cap Value Fund	18,000	25,000	7	3.25%
BP Long/Short Equity Fund	123,750	215,000	179	3.25%
BP Long/Short Research Fund	10,013,516	41,018,000	57,856	3.25%
BP Global Long/Short Fund	3,016,500	3,284,000	545	3.25%

10. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect a Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

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BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)

OTHER INFORMATION

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Approval of Investment Advisory Agreement – WPG Partners Select Small Cap Value Fund and Boston Partners Global Sustainability Fund

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the WPG Partners Select Small Cap Value Fund and Boston Partners Global Sustainability Fund (for this section only, each a “Fund” and together the “Funds”), at a meeting of the Board held on November 10-11, 2021 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2023. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Funds by the Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophy and process; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s compliance procedures; (viii) the Adviser’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Funds; and (x) a report prepared by Broadridge/Lipper comparing each Fund’s proposed management fees and total expense ratio to those of its Lipper Group. The Directors noted that the Funds had not yet commenced operations, and consequently there was no performance information to review with respect to the Funds.

As part of their review, the Directors considered the nature, extent and quality of the services proposed to be provided by the Adviser. The Directors concluded that the Adviser had sufficient resources to provide services to the Funds.

The Board also considered the advisory fee rates payable by each of the Funds under the proposed Investment Advisory Agreement. In this regard, information on the fees to be paid by each Fund and each Fund’s expected total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the Adviser had contractually agreed to waive management fees and reimburse expenses for at least one year to limit total annual operating expenses to agreed upon levels for the Funds.

After reviewing the information regarding the Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by the Adviser, the Directors concluded that the investment advisory fees to be paid by each of the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2023.

Semi-Annual Report 2022  |  89

INVESTMENT ADVISER

Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC
111 E. Kilbourn Ave., Suite 2200
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

BOS-SAR22

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Semi-Annual Report

February 28, 2022
(Unaudited)

Campbell Systematic Macro Fund

Performance Data
February 28, 2022 (Unaudited)

Average annual total returns for the periods ended FEBRUARY 28, 2022
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION(2)
Class A Shares (without sales charge)	4.69%	14.63%	9.91%	4.79%	3.27%
Class A Shares (with sales charge)	1.00%	10.62%	8.59%	4.03%	2.86%
BarclayHedge BTOP50 Index (3)(4)	5.57%	11.53%	8.80%	3.95%	2.67%
S&P 500® Total Return Index (3)(5)	-2.61%	16.41%	18.26%	15.18%	14.73%

(1)	Not annualized.

(2)

The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Effective January 15, 2021, the outstanding Class P Shares of the Fund were converted into Class A Shares of the Fund. Class A Shares of the Fund have a 3.50% maximum sales charge. Prior to February 16, 2021, the Class A Shares of the Fund had a 5.75% maximum sales charge.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class A Shares, as stated in the current prospectus dated March 2, 2022, as supplemented, is 2.33% and the Fund’s net operating expense ratio after waivers for Class A Shares is 2.00%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class A Shares to 2.00% of the Fund’s average daily net assets. This contractual limitation is in effect until March 3, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

1

Campbell Systematic Macro Fund

Performance Data (Continued)
February 28, 2022 (Unaudited)

Average annual total returns for the periods ended FEBRUARY 28, 2022
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION(2)
Class C Shares (without contingent deferred sales charge)	4.26%	13.91%	9.03%	3.98%	3.40%
Class C Shares (with contingent deferred sales charge)	3.29%	12.91%	9.03%	3.98%	3.40%
BarclayHedge BTOP50 Index (3)(4)	5.57%	11.53%	8.80%	3.95%	3.23%
S&P 500® Total Return Index (3)(5)	-2.61%	16.41%	18.26%	15.18%	13.94%

(1)	Not annualized.

(2)

Class C Shares of the Fund commenced operations on February 11, 2014 in a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class C Shares, as stated in the current prospectus dated March 2, 2022, as supplemented, is 3.08% and the Fund’s net operating expense ratio after waivers for Class C Shares is 2.75%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class C Shares to 2.75% of the Fund’s average daily net assets. This contractual limitation is in effect until March 3, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

2

Campbell Systematic Macro Fund

Performance Data (Continued)
February 28, 2022 (Unaudited)

Average annual total returns for the periods ended FEBRUARY 28, 2022
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION(2)
Class I Shares	4.81%	14.88%	10.14%	5.04%	3.53%
BarclayHedge BTOP50 Index (3)(4)	5.25%	11.53%	8.80%	3.95%	2.67%
S&P 500® Total Return Index (3)(5)	-2.61%	16.41%	18.26%	15.18%	14.73%

(1)	Not annualized.

(2)

The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class I Shares, as stated in the current prospectus dated March 2, 2022, as supplemented, is 2.08% and the Fund’s net operating expense ratio after waivers is for Class I Shares 1.75%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class I Shares to 1.75% of the Fund’s average daily net assets. This contractual limitation is in effect until March 3, 2023 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

3

Campbell Systematic Macro Fund

Fund Expense Example

February 28, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Returns for the Fund
Actual
Class A Shares	$ 1,000.00	$ 1,045.70	$ 10.14	2.03%	4.57%
Class C Shares	1,000.00	1,041.40	13.92	2.78	4.14
Class I Shares	1,000.00	1,045.80	8.88	1.78	4.58
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$1,014.73	$ 10.14	2.03%	N/A
Class C Shares	1,000.00	1,011.16	13.71	2.78	N/A
Class I Shares	1,000.00	1,015.97	8.90	1.78	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values on the first line in the table is based on the actual six-month total investment return for the Fund.

4

Campbell Systematic Macro Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2022 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:	71.8%	$113,857,121
U.S. Treasury Bills
MONEY MARKET DEPOSIT ACCOUNT:
U.S. Bank Money Market Deposit Account	14.3	22,769,638
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	13.9	21,943,721
NET ASSETS	100.0%	$158,570,480

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

February 28, 2022 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 71.8%
U.S. TREASURY OBLIGATIONS — 71.8%
United States Treasury Bill	0.020%	03/17/22	$12,000	$11,999,880
United States Treasury Bill	0.025%	04/14/22	20,000	19,996,761
United States Treasury Bill	0.051%	05/12/22	18,500	18,489,954
United States Treasury Bill	0.091%	06/16/22	20,000	19,976,356
United States Treasury Bill	0.437%	07/21/22	23,500	23,450,563
United States Treasury Bill	0.537%	08/11/22	20,000	19,943,607
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $113,903,874)				113,857,121

			Number of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT — 14.3%
U.S. Bank Money Market Deposit Account, 0.01%(a)			22,770	22,769,638
TOTAL MONEY MARKET DEPOSIT ACCOUNT				22,769,638
(Cost $22,769,638)

TOTAL SHORT-TERM INVESTMENTS				136,626,759
(Cost $136,673,512)

TOTAL INVESTMENTS — 86.1%				136,626,759
(Cost $136,673,512)

OTHER ASSETS IN EXCESS OF LIABILITIES — 13.9%				21,943,721
NET ASSETS — 100.0%				$158,570,480

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Futures contracts outstanding as of February 28, 2022 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Amsterdam Index	Mar-22	26	$4,252,309	$79,989
Australian 10-Year Bond	Mar-22	214	20,909,811	11,966
Australian 3-Year Bond	Mar-22	130	10,661,490	27,732
Brent Crude	Jun-22	8	760,800	(30,074)
Cattle Feeder Futures	Apr-22	16	1,296,000	(70,785)
Copper	May-22	57	6,347,663	(97,650)
Corn	May-22	221	7,632,788	298,403
Cotton No.2	May-22	140	8,338,400	(270,003)
Euro-Bund	Mar-22	137	25,659,274	152,882
FTSE/JSE TOP 40	Mar-22	42	1,892,346	4,800
FTSE/MIB Index	Mar-22	2	284,989	(16,970)
Gasoline RBOB	Apr-22	35	4,310,775	220,004
London Metals Exchange Copper	Mar-22	52	766,324	(5,024)
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-22	15	19,636,411	(21,390)
Kansas City Hard Red Winter Wheat	May-22	22	1,048,300	43,649
London Metals Exchange Aluminum	Mar-22	253	21,340,550	4,155,054
London Metals Exchange Aluminum	Jun-22	65	5,468,938	235,308
London Metals Exchange Copper	Mar-22	361	89,518,975	1,926,869
London Metals Exchange Copper	Jun-22	116	28,647,650	(120,123)
London Metals Exchange Nickel	Mar-22	114	16,827,084	3,017,929
London Metals Exchange Nickel	Jun-22	29	4,208,886	153,084
London Metals Exchange Zinc	Mar-22	112	10,306,100	369,853
London Metals Exchange Zinc	Jun-22	62	5,678,038	76,948
Low Sulphur Gasoil G Futures	Apr-22	37	3,162,575	87,686
Nasdaq 100 E-Mini	Mar-22	11	3,130,160	48,412
NY Harbor Ultra-Low Sulfur Diesel	Apr-22	46	5,663,272	308,878
OMX Stockholm 30 Index	Mar-22	108	2,432,299	(120,666)
Palladium	Jun-22	1	250,460	15,268
Platinum	Apr-22	28	1,454,180	(11,998)
S&P 500 E-Mini	Mar-22	9	1,965,600	7,506
S&P/TSX 60 Index	Mar-22	11	2,213,712	8,482
SGX Nifty 50	Mar-22	21	704,760	(8,597)
Silver	May-22	62	7,553,460	(65)
Soybean Meal	May-22	60	2,677,800	(71,742)
Soybean Oil	May-22	148	6,439,776	456,319
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-22	8	1,253,500	4,299
				$10,866,233

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Mar-23	21	$(5,874,507)	$(9,459)
90-DAY Bank Bill	Mar-23	10	(7,231,285)	(388)
90-Day Euro	Jun-23	68	(16,644,700)	(24,285)
Bank Acceptance	Jun-23	38	(7,314,063)	(10,000)
CAC40 10 Euro	Mar-22	10	(746,193)	(8,467)

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Canadian 10-Year Bond	Jun-22	131	$(14,125,262)	$(93,574)
Cocoa	May-22	7	(177,030)	3,099
Coffee	May-22	30	(2,620,125)	140,328
DAX Index	Mar-22	20	(8,124,594)	14,288
DJIA Mini E-CBOT	Mar-22	2	(338,400)	13,091
Euro BUXL 30-Year Bond Futures	Mar-22	5	(1,108,806)	(1,194)
Euro Stoxx 50	Mar-22	62	(2,729,958)	(55,936)
Euro-Bobl	Mar-22	58	(8,575,202)	(35,364)
Euro-BTP	Mar-22	15	(2,373,971)	54,262
Euro-Oat	Mar-22	18	(3,194,492)	(14,664)
Euro-Schatz	Mar-22	11	(1,381,259)	(3,023)
FTSE 100 Index	Mar-22	29	(2,892,297)	(48,907)
FTSE Taiwan Index	Mar-22	1	(61,800)	(520)
Gold 100 Oz	Apr-22	16	(3,041,120)	54,991
Hang Seng China Enterprises Index	Mar-22	9	(462,461)	15,548
Hang Seng Index	Mar-22	65	(9,422,779)	269,760
IBEX 35 Index	Mar-22	8	(761,133)	4,899
ICE Three Month SONIA Index Futures	Mar-23	105	(34,577,190)	179,628
iShares MSCI EAFE ETF	Mar-22	4	(431,960)	19,690
Live Cattle	Apr-22	94	(5,317,580)	87,413
London Metals Exchange Aluminum	Mar-22	253	(21,340,550)	(3,390,444)
London Metals Exchange Aluminum	Jun-22	57	(4,795,838)	(211,590)
London Metals Exchange Copper	Mar-22	361	(89,518,975)	(2,714,006)
London Metals Exchange Copper	Jun-22	97	(23,955,363)	(34,568)
London Metals Exchange Nickel	Mar-22	114	(16,827,084)	(2,448,843)
London Metals Exchange Nickel	Jun-22	4	(580,536)	2,655
London Metals Exchange Zinc	Mar-22	112	(10,306,100)	(731,943)
London Metals Exchange Zinc	Jun-22	70	(6,410,688)	(100,061)
Long Gilt	Jun-22	261	(43,094,429)	(262,261)
MSCI Emerging Markets Index	Mar-22	4	(235,100)	11,180
MSCI Singapore Exchange ETS	Mar-22	90	(2,200,044)	65,812
Natural Gas	Apr-22	7	(308,140)	4,303
Nikkie 225 (Osaka Securities Exchange)	Mar-22	29	(6,699,778)	(48,754)
Russell 2000 E-Mini	Mar-22	28	(2,862,300)	(39,534)
S&P Mid 400 E-Mini	Mar-22	9	(2,392,200)	(40,039)
Soybean	May-22	54	(4,419,225)	(57,705)
SPI 200 Index	Mar-22	3	(382,561)	231
Sugar No. 11 (World)	May-22	304	(6,026,496)	15,008
Topix Index	Mar-22	6	(986,909)	13,054
U.S. Treasury 10-Year Notes	Jun-22	527	(67,159,563)	(516,028)
U.S. Treasury 2-Year Notes	Jun-22	378	(81,355,640)	(151,738)
U.S. Treasury 5-Year Notes	Jun-22	74	(8,752,813)	(36,249)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-22	10	(1,859,375)	(20,174)
Wheat	May-22	52	(2,428,400)	(347,962)
WTI Crude	Apr-22	21	(2,010,120)	(67,001)
				$(10,555,441)
Total Futures Contracts				$310,792

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2022 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2022 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	199,600,000	USD	143,208,949	Mar 16 2022	UBS	$1,796,201
BRL	76,750,000	USD	13,848,299	Mar 16 2022	UBS	983,790
CAD	256,950,000	USD	202,523,022	Mar 16 2022	UBS	213,400
CHF	29,500,000	USD	32,202,083	Mar 16 2022	UBS	(10,934)
CLP	9,950,000,000	USD	12,129,135	Mar 16 2022	UBS	296,062
CNH	9,000,000	USD	1,403,450	Mar 16 2022	UBS	19,663
COP	29,550,000,000	USD	7,361,498	Mar 16 2022	UBS	131,051
CZK	204,800,000	USD	9,238,732	Mar 16 2022	UBS	(127,697)
EUR	115,050,000	USD	130,330,381	Mar 16 2022	UBS	(1,240,951)
GBP	103,150,000	USD	139,703,556	Mar 16 2022	UBS	(1,306,384)
HUF	5,094,000,000	USD	15,777,687	Mar 16 2022	UBS	(447,184)
IDR	58,450,000,000	USD	4,014,726	Mar 16 2022	UBS	49,156
INR	2,186,000,000	USD	28,978,094	Mar 16 2022	UBS	(17,447)
JPY	16,876,500,000	USD	147,299,251	Mar 16 2022	UBS	(448,393)
KRW	2,850,000,000	USD	2,393,002	Mar 16 2022	UBS	(23,558)
MXN	483,600,000	USD	23,007,495	Mar 16 2022	UBS	537,102
NOK	359,100,000	USD	40,330,226	Mar 16 2022	UBS	399,204
NZD	96,600,000	USD	64,954,216	Mar 16 2022	UBS	391,786
PHP	876,750,000	USD	17,108,866	Mar 16 2022	UBS	(18,491)
PLN	68,850,000	USD	16,984,709	Mar 16 2022	UBS	(604,326)
RUB	887,000,000	USD	11,552,144	Mar 16 2022	UBS	(3,458,072)
SEK	310,950,000	USD	33,871,511	Mar 16 2022	UBS	(1,028,733)
SGD	23,919,000	USD	17,719,240	Mar 16 2022	UBS	(77,703)
TWD	185,400,000	USD	6,707,611	Mar 16 2022	UBS	(94,328)
USD	159,199,138	AUD	222,800,000	Mar 16 2022	UBS	(2,660,320)
USD	4,583,259	BRL	25,600,000	Mar 16 2022	UBS	(363,992)
USD	156,558,580	CAD	199,850,000	Mar 16 2022	UBS	(1,125,303)
USD	36,056,023	CHF	33,200,000	Mar 16 2022	UBS	(172,660)
USD	9,953,846	CLP	8,250,000,000	Mar 16 2022	UBS	(348,452)
USD	3,884,893	CNH	24,900,000	Mar 16 2022	UBS	(52,384)
USD	3,490,742	COP	13,860,000,000	Mar 16 2022	UBS	(23,530)
USD	8,991,801	CZK	198,000,000	Mar 16 2022	UBS	183,280
USD	141,185,389	EUR	124,500,000	Mar 16 2022	UBS	1,492,786
USD	165,821,913	GBP	123,350,000	Mar 16 2022	UBS	322,241
USD	20,532,818	HUF	6,606,000,000	Mar 16 2022	UBS	651,917
USD	696,387	IDR	9,975,000,000	Mar 16 2022	UBS	2,850
USD	30,574,709	INR	2,320,000,000	Mar 16 2022	UBS	(161,202)
USD	183,098,120	JPY	20,946,000,000	Mar 16 2022	UBS	836,509
USD	10,527,630	KRW	12,510,000,000	Mar 16 2022	UBS	127,019
USD	16,049,040	MXN	333,900,000	Mar 16 2022	UBS	(207,248)
USD	45,530,862	NOK	406,650,000	Mar 16 2022	UBS	(591,730)
USD	73,643,745	NZD	109,350,000	Mar 16 2022	UBS	(327,117)
USD	14,172,683	PHP	726,000,000	Mar 16 2022	UBS	20,858
USD	21,568,368	PLN	87,150,000	Mar 16 2022	UBS	834,157
USD	11,380,932	RUB	887,000,000	Mar 16 2022	UBS	3,286,860
USD	57,873,252	SEK	526,950,000	Mar 16 2022	UBS	2,216,386
USD	27,703,782	SGD	37,740,000	Mar 16 2022	UBS	(131,480)
USD	21,601,678	TWD	595,350,000	Mar 16 2022	UBS	365,335
USD	14,582,903	ZAR	230,800,000	Mar 16 2022	UBS	(395,142)

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2022 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
ZAR	356,400,000	USD	22,801,302	Mar 16 2022	UBS	$327,707
Total Forward Foreign Currency Contracts						$20,559

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	TWD	Taiwan New Dollar
IDR	Indonesian Rupiah	UBS	Union Bank of Switzerland
INR	Indian Rupee	USD	United States Dollar
		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

February 28, 2022 (Unaudited)

ASSETS
Investments, at value (cost $136,673,512)	$136,626,759
Deposits with brokers:
Futures contracts	11,022,036
Forward foreign currency contracts	9,754,702
Unrealized appreciation on forward foreign currency contracts	15,485,320
Unrealized appreciation on futures contracts	12,680,560
Receivable for capital shares sold	1,267,164
Interest receivable	109
Prepaid expenses and other assets	18,599
Total assets	186,855,249
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	15,464,761
Unrealized depreciation on futures contracts	12,369,768
Payable for:
Advisory fees	164,604
Capital shares redeemed	143,967
Other accrued expenses and liabilities	141,669
Total liabilities	28,284,769
Net assets	$158,570,480
NET ASSETS CONSIST OF:
Par value	$18,402
Paid-in capital	166,546,151
Total distributable earnings/(loss)	(7,994,073)
Net assets	$158,570,480
CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$13,164,776
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,536,572
Net asset value and redemption price per share	$8.57
Maximum offering price per share (100/96.5 of $8.57)	$8.88

Class C Shares:
Net assets applicable to Class C Shares	$9,390,757
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,160,199
Net asset value, offering and redemption price per share	$8.09

Class I Shares:
Net assets applicable to Class I Shares	$136,014,947
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,705,148
Net asset value, offering and redemption price per share	$8.66

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Period Ended February 28, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$26,804
Total investment income	26,804
EXPENSES
Advisory fees (Note 2)	1,176,240
Transfer agent fees (Note 2)	124,237
Administration and accounting fees (Note 2)	59,512
Distribution fees - Class A Shares	50,850
Distribution fees - Class C Shares	11,513
Audit and tax service fees	39,298
Registration and filing fees	31,935
Legal fees	26,830
Interest expense	19,996
Officer fees	13,940
Printing and shareholder reporting fees	9,949
Director fees	7,450
Custodian fees (Note 2)	6,132
Other expenses	16,628
Total expenses before waivers and/or reimbursements	1,594,510
Less: waivers and reimbursements (Note 2)	(257,018)
Net expenses after waivers and/or reimbursements	1,337,492
Net investment income/(loss)	(1,310,688)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	—
Futures contracts	3,109,125
Foreign currency transactions	1,283,551
Forward foreign currency contracts	1,444,505
Net change in unrealized appreciation/(depreciation) on:
Investments	(42,472)
Futures contracts	(251,363)
Foreign currency translations	94,343
Forward foreign currency contracts	2,334,900
Net realized and unrealized gain/(loss) on investments	7,972,589
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,661,901

The accompanying notes are an integral part of the consolidated financial statements.
12

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(1,310,688)	$(2,350,654)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	5,837,181	19,865,730
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translation and forward foreign currency contracts	2,135,408	1,872,596
Net increase/(decrease) in net assets resulting from operations	6,661,901	19,387,672

Dividends and Distributions to Shareholders From:
Total distributable earnings	(10,151,201)	—
Net decrease in net assets from dividends and distributions to shareholders	(10,151,201)	—

Capital Share Transactions:
Class A Shares
Proceeds from shares sold	1,924,620	2,308,824
Proceeds from Class A exchange(1)	—	1,359,037
Proceeds from reinvestment of distributions	840,477	—
Shares redeemed	(1,915,351)	(2,953,649)
Total from Class A Shares	849,746	714,212
Class C Shares
Proceeds from shares sold	714,741	754,588
Proceeds from reinvestment of distributions	635,536	—
Shares redeemed	(747,960)	(2,022,531)
Total from Class C Shares	602,317	(1,267,943)
Class I Shares
Proceeds from shares sold	22,025,504	27,131,524
Proceeds from reinvestment of distributions	8,403,372	—
Shares redeemed	(10,836,205)	(39,760,338)
Total from Class I Shares	19,592,671	(12,628,814)
Class P Shares
Proceeds from shares sold	—	298
Proceeds from reinvestment of distributions	—	—
Shares redeemed	—	(206,759)
Shares redeemed from exchange to Class A(1)	—	(1,359,037)
Total from Class P Shares	—	(1,565,498)
Net increase/(decrease) in net assets from capital share transactions	21,044,734	(14,748,043)
Total increase/(decrease) in net assets	17,555,434	4,639,629

(1)	Effective January 15, 2021, the outstanding Class P Shares of the Fund were converted into Class A Shares of the Fund.

The accompanying notes are an integral part of the consolidated financial statements.
13

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2022 (Unaudited)	For the Year Ended August 31, 2021
Net Assets:
Beginning of period	$141,015,046	$136,375,417
End of period	$158,570,480	$141,015,046

Share Transactions:
Class A Shares
Shares sold	223,313	266,755
Shares exchanged from Class P(1)	—	170,620
Shares reinvested	103,635	—
Shares redeemed	(230,533)	(370,683)
Total from Class A Shares	96,415	66,692
Class C Shares
Shares sold	86,682	94,281
Shares reinvested	82,860	—
Shares redeemed	(92,480)	(259,840)
Total from Class C Shares	77,062	(165,559)
Class I Shares
Shares sold	2,536,518	3,267,371
Shares reinvested	1,026,053	—
Shares redeemed	(1,263,448)	(4,947,584)
Total from Class I Shares	2,299,123	(1,680,213)
Class P Shares
Shares sold	—	38
Shares reinvested	—	—
Shares redeemed	—	(26,237)
Shares exchanged into Class A(1)	—	(164,862)
Total from Class P Shares	—	(191,061)
Net increase/(decrease) in shares outstanding	2,472,600	(1,970,141)

(1)	Effective January 15, 2021, the outstanding Class P Shares of the Fund were converted into Class A Shares of the Fund at a conversion factor of 1:1.035.

The accompanying notes are an integral part of the consolidated financial statements.
14

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018	For the Year Ended Sept. 30, 2017	For the Year Ended Sept. 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$8.76		$7.55	$9.81		$9.49	$9.36	$10.13	$11.17
Net investment income/(loss)(3)	(0.08)		(0.16)	(0.07)		— (4)	(0.03)	(0.04)	(0.09)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (5)	0.46		1.37	(0.76)		1.45	0.16	(0.73)	(0.74)
Net increase/(decrease) in net assets resulting from operations	0.38		1.21	(0.83)		1.45	0.13	(0.77)	(0.83)
Dividends and distributions to shareholders from:
Net investment income	(0.48)		—	(0.79)		(1.13)	—	—	(0.21)
Net realized capital gain	(0.09)		—	(0.64)		—	—	—	—
Total dividends and distributions to shareholders	(0.57)		—	(1.43)		(1.13)	—	—	(0.21)
Net asset value, end of period	$8.57		$8.76	$7.55		$9.81	$9.49	$9.36	$10.13
Total investment return (6)	4.69	%(7)	16.03%	(8.86	)%(7)	17.73%	1.39%	(7.60)%	(7.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,165		$12,613	$10,365		$12,895	$14,744	$24,092	$64,528
Ratio of expenses to average net assets with waivers and reimbursements (10)	2.03	%(8)	2.03%	2.15	%(8)	2.12%	1.58%	1.15%	1.17%
Ratio of expenses to average net assets without waivers and reimbursements (9)(11)	2.39	%(8)	2.36%	2.51	%(8)	2.54%	1.96%	1.33%	1.25%
Ratio of net investment income/(loss) to average net assets	(1.98	)%(8)	(1.93)%	(0.93	)%(8)	(0.03)%	(0.32)%	(0.45)%	(0.83)%
Portfolio turnover rate (12)	0	%(7)	0%	0	%(7)	15%	122%	0%	0%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(6)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(7)	Not annualized
(8)	Annualized
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(10) Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.12%	2.07%	1.58%	1.15%	1.15%
(11) Ratio of gross expenses to average net assets excluding interest expense(9)	2.36%	2.33%	2.48%	2.49%	1.96%	1.33%	1.23%

(12)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
15

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018	For the Year Ended Sept. 30, 2017	For the Year Ended Sept. 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$8.38		$7.28	$9.51		$9.20	$9.15	$9.98	$11.03
Net investment income/(loss)(3)	(0.11)		(0.21)	(0.12)		(0.07)	(0.10)	(0.11)	(0.17)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.43		1.31	(0.74)		1.42	0.15	(0.72)	(0.72)
Net increase/(decrease) in net assets resulting from operations	0.32		1.10	(0.86)		1.35	0.05	(0.83)	(0.89)
Dividends and distributions to shareholders from:
Net investment income	(0.52)		—	(0.73)		(1.04)	—	—	(0.16)
Net realized capital gain	(0.09)		—	(0.64)		—	—	—	—
Total dividends and distributions to shareholders	(0.61)		—	(1.37)		(1.04)	—	—	(0.16)
Net asset value, end of period	$8.09		$8.38	$7.28		$9.51	$9.20	$9.15	$9.98
Total investment return (5)	4.26	%(6)	15.11%	(9.49	)%(6)	16.88%	0.55%	(8.32)%	(8.16)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,391		$9,079	$9,087		$13,237	$15,676	$22,792	$48,712
Ratio of expenses to average net assets with waivers and reimbursements (9)	2.78	%(7)	2.78%	2.88	%(7)	2.87%	2.35%	1.90%	1.92%
Ratio of expenses to average net assets without waivers and reimbursements (8)(10)	3.14	%(7)	3.11%	3.27	%(7)	3.29%	2.74%	2.08%	2.00%
Ratio of net investment income/(loss) to average net assets	(2.73	)%(7)	(2.67)%	(1.65	)%(7)	(0.78)%	(1.05)%	(1.19)%	(1.58)%
Portfolio turnover rate (11)	0	%(6)	0%	0	%(6)	15%	122%	0%	0%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.85%	2.82%	2.35%	1.90%	1.90%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	3.11%	3.08%	3.24%	3.24%	2.74%	2.08%	1.98%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
16

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018	For the Year Ended Sept. 30, 2017	For the Year Ended Sept. 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$8.90		$7.65	$9.93		$9.59	$9.44	$10.20	$11.22
Net investment income/(loss)(3)	(0.08)		(0.14)	(0.07)		0.02	(0.01)	(0.02)	(0.06)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	0.47		1.39	(0.77)		1.48	0.16	(0.74)	(0.73)
Net increase/(decrease) in net assets resulting from operations	0.39		1.25	(0.84)		1.50	0.15	(0.76)	(0.79)
Dividends and distributions to shareholders from:
Net investment income	(0.54)		—	(0.80)		(1.16)	—	—	(0.23)
Net realized capital gain	(0.09)		—	(0.64)		—	—	—	—
Total dividends and distributions to shareholders	(0.63)		—	(1.44)		(1.16)	—	—	(0.23)
Net asset value, end of period	$8.66		$8.90	$7.65		$9.93	$9.59	$9.44	$10.20
Total investment return (5)	4.81	%(6)	16.34%	(8.75	)%(6)	18.17%	1.59%	(7.45)%	(7.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,015		$119,324	$115,431		$51,067	$89,456	$279,212	$754,171
Ratio of expenses to average net assets with waivers and reimbursements (9)	1.78	%(7)	1.78%	1.88	%(7)	1.84%	1.30%	0.90%	0.92%
Ratio of expenses to average net assets without waivers and reimbursements (8)(10)	2.14	%(7)	2.11%	2.24	%(7)	2.28%	1.64%	1.07%	1.00%
Ratio of net investment income/(loss) to average net assets	(1.73	)%(7)	(1.68)%	(0.91	)%(7)	0.23%	(0.10)%	(0.20)%	(0.58)%
Portfolio turnover rate (11)	0	%(8)	0%	0	%(6)	15%	122%	0%	0%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.85%	1.80%	1.30%	0.90%	0.90%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	2.11%	2.08%	2.21%	2.24%	1.64%	1.07%	0.98%

(11)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
17

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements

February 28, 2022 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A, Class C and Class I shares. Class A and Class I shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014.

Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund. On the conversion date, the Fund’s net assets were $119,211,366 and net asset value (NAV) was $8.07.

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Effective January 15, 2021 (the “Conversion Date”), the outstanding Class P shares of the Fund were converted into Class A shares of the Fund (the “Class Conversion”). The Class Conversion was completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses. All Class P shares of the Fund were converted into Class A shares as of the Conversion Date.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated

18

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $16,183,269, which represented 10.20% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$136,626,759	$136,626,759	$—	$—
Commodity Contracts
Futures Contracts	11,673,049	11,673,049	—	—
Equity Contracts
Futures Contracts	576,742	576,742	—	—
Interest Rate Contracts
Futures Contracts	430,769	430,769	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	15,485,320	—	15,485,320	—
Total Assets	$164,792,639	$149,307,319	$15,485,320	$—

19

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(10,776,563)	$(10,776,563)	$—	$—
Equity Contracts
Futures Contracts	(393,414)	(393,414)	—	—
Interest Rate Contracts
Futures Contracts	(1,199,791)	(1,199,791)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(15,464,761)	—	(15,464,761)	—
Total Liabilities	$(27,834,529)	$(12,369,768)	$(15,464,761)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

20

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$11,673,049	$576,742	$430,769	$—	$12,680,560
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	15,485,320	15,485,320
Total Value - Assets		$11,673,049	$576,742	$430,769	$15,485,320	$28,165,880

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(10,776,563)	$(393,414)	$(1,199,791)	$—	$(12,369,768)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(15,464,761)	(15,464,761)
Total Value - Liabilities		$(10,776,563)	$(393,414)	$(1,199,791)	$(15,464,761)	$(27,834,529)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$4,606,594	$(206,094)	$(1,291,375)	$—	$3,109,125
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	1,444,505	1,444,505
Total Realized Gain/(Loss)		$4,606,594	$(206,094)	$(1,291,375)	$1,444,505	$4,553,630

21

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$914,004	$(891,552)	$(273,815)	$—	$(251,363)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	2,334,900	2,334,900
Total Change in Unrealized Appreciation/(Depreciation)		$914,004	$(891,552)	$(273,815)	$2,334,900	$2,083,537

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts- Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
$655,560,698	$(621,481,595)	$(3,024,005,273)	$3,024,541,980

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

22

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$15,485,320	$(15,464,761)	$—	$20,559	$15,464,761	$15,464,761	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

23

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over

24

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Coronavirus (COVID-19) Pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Ukraine-Russia Conflict Risk — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related

25

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

Prior to May 29, 2020, Equinox Institutional Asset Management, LP (“Equinox”) served as adviser to the Predecessor Fund and Campbell served as a sub-adviser to the Predecessor Fund. Equinox was entitled to an advisory fee from the Predecessor Fund at the same rate payable to Campbell as Adviser to the Fund. Equinox, not the Predecessor Fund, paid a sub-advisory fee to Campbell.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until March 3, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after March 3, 2023.

	Expense Cap
Advisory Fee	Class A*	Class C	Class I
1.64%	2.00%	2.75%	1.75%

*

Effective January 15, 2021, the outstanding Class P Shares of the Fund were converted into Class A Shares of the Fund. Prior to that date, the Adviser had contractually agreed maintain an Expense Cap for Class P Shares of the Fund of 2.00%.

Prior to May 29, 2020, Equinox and Campbell had contractually agreed to reduce their advisory fees and/or reimburse certain expenses of the Predecessor Fund, to ensure that the Predecessor Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) acquired fund fees and expenses, and (v) brokerage commissions, did not exceed, on an annual basis, 2.14% with respect to Class A shares, 2.89% with respect to Class C shares, and 1.89% with respect to Class I shares of the Predecessor Fund’s average daily net assets.

26

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed by the Adviser and/or Equinox were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$1,176,240	$(257,018)	$919,222

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2023	August 31, 2024	August 31, 2025	Total
$78,236	$438,636	$257,018	$773,890

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business

27

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2022 (Unaudited)

Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$130,341,735	$11,078,211	$(16,306,118)	$(5,227,907)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2021, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$14,740,958	$(14,740,958)

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Qualified Late-Year Loss Deferral	Other Accumulated	Unrealized Appreciation/ (Depreciation)
$8,660,018	$1,491,169	$—	$—	$(28,114)	$(14,627,846)

28

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2022 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 was as follows:

	Ordinary Income	Long-Term Gains	Total
2021	$—	$—	$—

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the current fiscal period ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2021. As of August 31, 2021, the Fund had no tax basis qualified late-year loss deferral.

6. New Accounting Pronouncements and Regulatory Updates

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

29

Campbell Systematic Macro Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Liquidity Risk Management Program

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Liquidity Risk Management Committee of the Adviser as the program administrator for the Adviser Program. The process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund did not require the establishment of a highly liquid investment minimum and the methodology for that determination; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

30

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CSMF-SAR22

SEMI-ANNUAL report 2022

DriveWealth ETFs
Series of The RBB Fund, Inc.

2/28/22

DriveWealth Power Saver ETF
DriveWealth Steady Saver ETF

DriveWealth Power Saver ETF (EERN)
DriveWealth Steady Saver ETF (STBL)

Portfolio Characteristics	1
Fund Expense Examples	3
Schedules of Investments	4
Financial Statements	6
Notes to Financial Statements	12
Notice to Shareholders	21

DriveWealth Power Saver ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2022
	SIX Months†	Since Inception†	Inception Date
DriveWealth Power Saver ETF	-7.76%	-6.83%	7/26/2021
Bloomberg U.S. High Yield Corporate Bond Index	-3.06%	-2.55%(1)	—
Fund Expense Ratios (2): Gross 0.97% and Net 0.49%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not Annualized

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratios.

The DriveWealth Power Saver ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector allocation	% of net assets
Finance and Insurance	95.3%
Administrative and Support and Waste Management and Remediation Services	4.4%
99.7%

1

DriveWealth Steady Saver ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 28, 2022
	SIX Months†	Since Inception†	Inception Date
DriveWealth Steady Saver ETF	-4.48%	-4.14%	7/26/2021
Bloomberg U.S. Universal Bond Index	-4.38%	-4.20%(1)	—
Fund Expense Ratios (2): Gross 0.63% and Net 0.43%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not Annualized

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratios.

The DriveWealth Steady Saver ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector allocation	% of net assets
Finance and Insurance	100.0%

2

DriveWealth ETFs

Fund Expense Examples

February 28, 2022 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Annualized Expense Ratio	Actual SIX- MONTH Total Investment Returns for the Funds
DriveWealth Power Saver ETF
Actual	$ 1,000.00	$ 922.40	$ 1.76	0.37%	-7.76%
Hypothetical (5% return before expenses)	1,000.00	1,022.96	1.86	0.37	N/A
DriveWealth Steady Saver ETF
Actual	$ 1,000.00	$ 955.20	$ 1.89	0.39%	-4.48%
Hypothetical (5% return before expenses)	1,000.00	1,022.86	1.96	0.39	N/A

*

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2021 through February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. Each Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

3

DriveWealth Power Saver ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Number of Shares	Value (Note 2)
Common Stocks — 12.2%
Ares Capital Corp. (United States)	48,896	$1,067,889
FS KKR Capital Corp. (United States)	36,312	787,970
Owl Rock Capital Corp. (United States)	70,254	1,057,323
Total Common Stocks (Cost $2,785,919)		2,913,182

Exchange Traded Funds — 7.2%
iShares Mortgage Real Estate ETF (United States)	53,564	1,702,264
Total Exchange Traded Funds (Cost $1,891,881)		1,702,264

Closed-End Mutual Funds — 78.9%
Brookfield Real Assets Income Fund, Inc. (United States)	182,472	3,800,892
Eaton Vance Limited Duration Income Fund (United States)	212,484	2,490,312
Nuveen Real Estate Income Fund (United States)	155,016	1,740,830
Pimco Dynamic Income Fund (United States)	150,456	3,641,035
PIMCO High Income Fund (United States)	620,994	3,570,715
PIMCO Income Strategy Fund II (United States)	198,753	1,772,877
Pioneer High Income Fund, Inc. (United States)	208,137	1,735,863
Total Closed-End Mutual Funds (Cost $20,042,499)		18,752,524

Short-Term Investments — 1.4%
First American Government Obligations Fund, 0.03% (United States)(a)	321,976	321,976
Total Short-Term Investments (Cost $321,976)		321,976

Total Investments (Cost $25,042,275) — 99.7%		23,689,946
Other Assets in Excess of Liabilities — 0.3%		70,418
NET ASSETS — 100.0%
(Applicable to 1,060,000 shares outstanding)		$23,760,364

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2022.

ETF Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

4

DriveWealth Steady Saver ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Number of Shares	Value (Note 2)
Exchange Traded Funds — 92.4%
iShares 0-5 Year High Yield Corporate Bond ETF (United States)	87,460	$3,877,102
iShares 20+ Year Treasury Bond ETF (United States)	21,621	3,024,129
PGIM Ultra Short Bond ETF (United States)	69,704	3,437,801
SPDR Blackstone Senior Loan ETF (United States)	84,152	3,794,414
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (United States)	158,000	3,676,660
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (United States)	141,634	3,756,134
VanEck Vectors Emerging Markets High Yield Bond ETF (United States)	53,559	1,095,281
Total Exchange Traded Funds (Cost $23,213,127)		22,661,521

Closed-End Mutual Funds — 6.2%
Putnam Master Intermediate Income Trust (United States)	425,456	1,514,624
Total Closed-End Mutual Funds (Cost $1,674,786)		1,514,624

Short-Term Investments — 1.4%
First American Government Obligations Fund, Class X, 0.03% (United States)(a)	351,855	351,855
Total Short-Term Investments (Cost $351,855)		351,855

Total Investments (Cost $25,239,768) — 100.0%		24,528,000
Other Assets in Excess of Liabilities — 0.0%		1,946
NET ASSETS — 100.0%
(Applicable to 1,040,000 shares outstanding)		$24,529,946

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2022.

ETF Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

5

DriveWealth ETFs

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	DriveWealth Power Saver ETF	DriveWealth Steady Saver ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $24,720,299 and $24,887,913, respectively)	$23,367,970	$24,176,145
Short-term investments, at value (cost $321,976 and $351,855, respectively)	321,976	351,855
Receivables for:
Dividends	77,261	9,368
Total assets	23,767,207	24,537,368

LIABILITIES
Payables for:
Advisory fees	6,843	7,422
Total liabilities	6,843	7,422
Net assets	$23,760,364	$24,529,946

NET ASSETS CONSIST OF:
Par value	$1,060	$1,040
Paid-in capital	25,148,325	25,493,580
Total distributable earnings/(losses)	(1,389,021)	(964,674)
Net assets	$23,760,364	$24,529,946

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,060,000	1,040,000
Net asset value, price per share	22.42	23.59

The accompanying notes are an integral part of these financial statements.

6

DriveWealth ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2022 (Unaudited)

	DriveWealth Power Saver ETF	DriveWealth Steady Saver ETF
INVESTMENT INCOME
Dividends	$334,419	$119,026
Total investment income	334,419	119,026

EXPENSES
Advisory fees (Note 3)	35,358	25,410
Total expenses	35,358	25,410
Expense fees (waived)/reimbursed	(19,967)	(8,613)
Net expenses after waivers/reimbursements	15,391	16,797
Net investment income/(loss)	319,028	102,229

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(35,139)	(251,332)
Net change in unrealized appreciation/(depreciation) on investments	(1,353,678)	(711,896)
Net realized and unrealized gain/(loss) on investments	(1,388,817)	(963,228)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,069,789)	$(860,999)

The accompanying notes are an integral part of these financial statements.

7

DriveWealth Power Saver ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED February 28, 2022 (Unaudited)	FOR THE PERIOD ENDED AUGUST 31, 2021*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$319,028	$1,057
Net realized gain/(loss) from investments	(35,139)	123
Net change in unrealized appreciation/(depreciation) on investments	(1,353,678)	1,349
Net increase/(decrease) in net assets resulting from operations	(1,069,789)	2,529

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(321,761)	—
Net decrease in net assets from dividends and distributions to shareholders	(321,761)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,899,385	250,000
Shares redeemed	—	—
Net increase/(decrease) in net assets from capital share transactions	24,899,385	250,000
Total increase/(decrease) in net assets	23,507,835	252,529

NET ASSETS:
Beginning of period	252,529	—
End of period	$23,760,364	$252,529

SHARES TRANSACTIONS:
Shares sold	1,050,000	10,000
Shares redeemed	—	—
Net increase/(decrease) in shares outstanding	1,050,000	10,000

*	Inception date of the Fund was July 26, 2021.

The accompanying notes are an integral part of these financial statements.

8

DriveWealth Steady Saver ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED February 28, 2022 (unaudited)	FOR THE PERIOD ENDED AUGUST 31, 2021*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$102,229	$1,445
Net realized gain/(loss) from investments	(251,332)	—
Net change in unrealized appreciation/(depreciation) on investments	(711,896)	128
Net increase/(decrease) in net assets resulting from operations	(860,999)	1,573

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(105,248)	—
Net decrease in net assets from dividends and distributions to shareholders	(105,248)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,994,458	500,162
Shares redeemed	—	—
Net increase/(decrease) in net assets from capital share transactions	24,994,458	500,162
Total increase/(decrease) in net assets	24,028,211	501,735

NET ASSETS:
Beginning of period	501,735	—
End of period	$24,529,946	$501,735

SHARES TRANSACTIONS:
Shares sold	1,020,000	20,000
Shares redeemed	—	—
Net increase/(decrease) in shares outstanding	1,020,000	20,000

*	Inception date of the Fund was July 26, 2021.

The accompanying notes are an integral part of these financial statements.

9

DriveWealth Power Saver ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six-months ended February 28, 2022		For the Period Ended august 31,
	(Unaudited)		2021(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.25		$25.00
Net investment income/(loss)(2)	0.89		0.11
Net realized and unrealized gain/(loss) from investments	(2.80)		0.14
Net increase/(decrease) in net assets resulting from operations	(1.91)		0.25
Dividends and distributions to shareholders from:
Net investment income	(0.89)		—
Net realized capital gains	(0.03)		—
Total dividends and distributions to shareholders	(0.92)		—
Net asset value, end of period	$22.42		$25.25
Market value, end of period	$22.44		$25.27
Total investment return/(loss) on net asset value(3)	-7.76	%(5)	1.01	%(5)
Total investment return/(loss) on market price(4)	-7.73	%(5)	1.08	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$23,760		$253
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.85	%(6)	0.85	%(6)
Expenses After Investment Advisory Fees (Waived)	0.37	%(6)	0.37	%(6)
Ratio of net investment income/(loss) to average net assets	7.67	%(6)	4.25	%(6)
Portfolio turnover rate(7)	20	%(5)	11	%(5)

(1)	Inception date of the Fund was July 26, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes effect of in-kind transfers

The accompanying notes are an integral part of these financial statements.

10

DriveWealth Steady Saver ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six-months ended February 28, 2022		FOR THE PERIOD ENDED AUGUST 31,
	(Unaudited)		2021(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.09		$25.00
Net investment income/(loss)(2)	0.28		0.08
Net realized and unrealized gain/(loss) from investments	(1.39)		0.01
Net increase/(decrease) in net assets resulting from operations	(1.11)		0.09
Dividends and distributions to shareholders from:
Net investment income	(0.39)		—
Net realized capital gains	—		—
Total dividends and distributions to shareholders	(0.39)		—
Net asset value, end of period	$23.59		$25.09
Market value, end of period	$23.62		$25.09
Total investment return/(loss) on net asset value(3)	-4.48	%(5)	0.35	%(5)
Total investment return/(loss) on market price(4)	-4.38	%(5)	0.38	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$24,530		$502
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.59	%(6)	0.59	%(6)
Expenses After Investment Advisory Fees (Waived)	0.39	%(6)	0.39	%(6)
Ratio of net investment income/(loss) to average net assets	2.37	%(6)	3.02	%(6)
Portfolio turnover rate(7)	34	%(5)	0	%(5)

(1)	Inception date of the Fund was July 26, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes effect of in-kind transfers

The accompanying notes are an integral part of these financial statements.

11

DriveWealth ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the DriveWealth Power Saver ETF (“Power Saver ETF”) and the DriveWealth Steady Saver ETF (“Steady Saver ETF”) (each a “Fund” and together the “Funds”). The Funds commenced investment operations on July 26, 2021.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Funds is to provide investors with current income.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant

12

DriveWealth ETFs

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

Power Saver ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$2,913,182	$2,913,182	$—	$—
Exchange Traded Funds	1,702,264	1,702,264
Closed-End Mutual Funds	18,752,524	18,752,524	—	—
Short-Term Investments	321,976	321,976	—	—
Total Investments*	$23,689,946	$23,689,946	$—	$—

STEADY Saver ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Exchange Traded Funds	$22,661,521	$22,661,521	$—	$—
Closed-End Mutual Funds	1,514,624	1,514,624	—	—
Short-Term Investments	351,855	351,855	—	—
Total Investments*	$24,528,000	$24,528,000	$—	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been

13

DriveWealth ETFs

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB or Trust funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. The Funds declare and pay any taxable capital gains at least annually and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. Although vaccines for COVID-19 are becoming more available, the operational and financial performance of the issuers of securities in which the Funds invest depends on

14

DriveWealth ETFs

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

TYPES OF EQUITY SECURITIES - In addition to common stock, the equity securities that the Fund may purchase include securities having equity characteristics, such as rights. Common stock represents an equity or ownership interest in a company. This interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Rights essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights normally have a short duration and are distributed directly by the issuer to its shareholders. Rights have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

15

DriveWealth ETFs

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

SECURITIES OF OTHER INVESTMENT COMPANIES - The Fund may invest in securities of other investment companies, including ETF shares and shares of money market funds. The Fund’s investment in these securities (other than shares of money market funds and of certain ETFs) may be subject to certain limitations imposed by the 1940 Act — generally, a prohibition on acquiring more than 3 percent of the outstanding voting stock of another investment company. Investment companies such as ETFs and money market funds pay investment advisory and other fees and incur various expenses in connection with their operations. When the Fund invests in another investment company, shareholders of the Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by YieldX Advisers, LLC (“YieldX”) the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

16

DriveWealth ETFs

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENT adviser and other services

Red Gate Advisers, LLC (“Red Gate” or the “Adviser”) serves as the investment adviser to the Funds. YieldX and Vident Investment Advisory, LLC (“Vident”), each serves as an investment sub-adviser (“Sub-Advisers”) to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds, primarily in the form of oversight of the Sub-Advisers pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Funds. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears as shown in the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive a portion of it’s unitary management fee for the first year of each Fund’s operations to the extent that total annual Fund operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) exceed the rate “(Expense Caps”) shown in the following table of each Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2022.

FUND	Advisory Fees	EXPENSE CAP
Power Saver ETF	0.85%	0.37%
Steady Saver ETF	0.59	0.39

During the current fiscal period, investment advisory fees accrued and waived were as follows:

FUND	Gross advisory fees	RECOUPMENT/ WAIVERS	NET Advisory fees
Power Saver ETF	$35,358	$(19,967)	$15,391
Steady Saver ETF	25,410	(8,613)	16,796

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”) serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

17

DriveWealth ETFs

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC, an affiliate of the Adviser, is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the reporting period, there were no director and officer fees charged or paid by the Funds.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Power Saver ETF	$2,135,436	$2,112,221
Steady Saver ETF	3,676,767	3,712,560

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Power Saver ETF	$24,485,615	$—
Steady Saver ETF	24,684,972	—

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Power Saver ETF	$250,661	$1,592	$(243)	$1,349
Steady Saver ETF	501,601	1,024	(896)	128

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and

18

DriveWealth ETFs

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2021, there were no permanent differences between distributable earnings/(loss) and paid-in capital, respectively.

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary income	Undistributed long-term capital gains	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Power Saver ETF	$1,180	$—	$1,349
Steady Saver ETF	1,445	—	128

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance

19

DriveWealth ETFs

Notes to Financial Statements (CONCLUDED)

February 28, 2022 (Unaudited)

of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect a Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

20

DriveWealth ETFs

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at https://funds.drivewealth.com.

21

Investment Adviser

Red Gate Advisers, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania 19317

Investment Sub-Advisers

YieldX Advisers, LLC
2980 NE 20th Street, Suite 504
Aventura, Florida 33810

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103

Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania 19317

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

22

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FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2022
(Unaudited)

FREE MARKET FUNDS

PERFORMANCE DATA

February 28, 2022 (Unaudited)

Free Market U.S. Equity Fund

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market U.S. Equity Fund	1.07%	13.42%	9.89%	11.80%	9.54%(2)
Russell 2500® Index	-6.77%	0.40%	11.21%	12.15%	9.58%
Composite Index(3)	-3.43%	7.80%	10.67%	12.16%	8.80%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated March 2, 2022, is 0.78% (included in the ratio is 0.23% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $22.84 per share on February 28, 2022.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

1

FREE MARKET FUNDS

PERFORMANCE DATA (Continued)

February 28, 2022 (Unaudited)

Free Market International Equity Fund

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market International Equity Fund	-2.52%	7.18%	5.70%	5.71%	3.61%(2)
MSCI World (excluding U.S.) Index	-5.76%	4.46%	7.43%	6.05%	2.63%
Composite Index(3)	-7.32%	-0.72%	6.88%	5.81%	2.95%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated March 2, 2022, is 0.91% (included in the ratio is 0.35% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $11.16 per share on February 28, 2022.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

2

FREE MARKET FUNDS

PERFORMANCE DATA (CONCLUDED)

February 28, 2022 (Unaudited)

Free Market Fixed Income Fund

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market Fixed Income Fund	-2.48%	-1.93%	1.31%	0.95%	1.50%(2)
FTSE World Government Bond Index 1-5 Years	-1.76%	-1.41%	1.63%	1.49%	2.02%
Composite Index(3)	-2.19%	-1.63%	1.83%	1.47%	2.15%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated March 2, 2022, is 0.68% (included in the ratio is 0.12% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.26 per share on February 28, 2022.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

3

FREE MARKET FUNDS

Fund Expense Examples (CONCLUDED)

February 28, 2022 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical EXAMPLES for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid during period*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the Fund
Actual
Free Market U.S. Equity Fund	$ 1,000.00	$ 1,010.70	$ 2.74	0.55%	1.07%
Free Market International Equity Fund	1,000.00	974.80	2.74	0.56%	-2.52%
Free Market Fixed Income Fund	1,000.00	975.20	2.69	0.55%	-2.48%
Hypothetical (5% return before expenses)
Free Market U.S. Equity Fund	$ 1,000.00	$ 1,022.07	$ 2.76	0.55%	N/A
Free Market International Equity Fund	1,000.00	1,022.02	2.81	0.56%	N/A
Free Market Fixed Income Fund	1,000.00	1,022.07	2.76	0.55%	N/A

*	Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Each Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for each Fund for the period September 1, 2021 to February 28, 2022. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

FUNDS	RANGE OF WEIGHTED EXPENSE RATIOS
Free Market U.S. Equity Fund	0.00% - 0.08%
Free Market International Equity Fund	0.00% - 0.17%
Free Market Fixed income Fund	0.00% - 0.04%

4

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2022 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.9%
iShares Core S&P 500 ETF	470,803	$206,550,692
iShares MSCI USA Value Factor ETF	2,423,727	254,491,335
U.S. Large Cap Value Portfolio III (a)	19,936,089	594,494,189
U.S. Large Cap Value Series (b)	2,825,615	194,741,417
U.S. Large Company Portfolio (a)	9,846,597	306,918,428
U.S. Micro Cap Portfolio (c)	20,410,083	533,111,377
U.S. Small Cap Portfolio (c)	12,037,930	531,835,749
U.S. Small Cap Value Portfolio (c)	20,533,585	884,381,504
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,089,998,347)		3,506,524,691

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.03%*	3,995,938	3,995,938
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,995,938)		3,995,938
TOTAL INVESTMENTS — 100.0%
(Cost $2,093,994,285)		3,510,520,629
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		602,774
NET ASSETS — 100.0%		$3,511,123,403

Portfolio Holdings Summary Table

	% of Net Assets	Value
Domestic Equity Funds	99.9%	$3,506,524,691
Short-Term Investments	0.1	3,995,938
Other Assets In Excess Of Liabilities	0.0	602,774
NET ASSETS	100.0%	$3,511,123,403

*	Seven-day yield as of February 28, 2022.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

5

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2022 (Unaudited)

	NUMBER OF SHARES/ BENEFICIAL INTEREST	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Canadian Small Company Series (a)	2,108,704	$36,834,273
DFA International Small Cap Value Portfolio (b)	50,653,994	1,061,707,716
DFA International Value Portfolio III (c)	23,975,104	401,343,239
DFA International Value Series (a)	13,331,142	388,469,490
Emerging Markets Small Cap Portfolio (b)	5,301,411	126,438,664
Emerging Markets Value Portfolio, Class Institutional (b)	4,212,662	131,645,695
iShares Core MSCI EAFE ETF	1,805,017	125,069,628
iShares Core MSCI Emerging Markets ETF	2,366,971	135,461,750
iShares MSCI EAFE Small-Cap ETF	3,237,295	215,636,220
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,213,823,849)		2,622,606,675

SHORT-TERM INVESTMENTS — 0.2%
STIT-Government & Agency Portfolio, 0.03%*	4,039,843	4,039,843
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,039,843)		4,039,843
TOTAL INVESTMENTS — 100.0%
(Cost $2,217,863,692)		2,626,646,518
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		790,515
NET ASSETS — 100.0%		$2,627,437,033

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.8%	$2,622,606,675
Short-Term Investments	0.2	4,039,843
Other Assets In Excess Of Liabilities	0.0	790,515
NET ASSETS	100.0%	$2,627,437,033

*	Seven-day yield as of February 28, 2022.
(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	A portfolio of Dimensional Investment Group Inc.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

6

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2022 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA One-Year Fixed Income Portfolio (a)	41,166,231	$420,718,883
DFA Two-Year Global Fixed Income Portfolio (a)	73,936,615	724,578,830
iShares 1-3 Year Treasury Bond ETF	1,370,439	115,884,322
iShares 3-7 Year Treasury Bond ETF	1,377,125	173,738,090
iShares Core International Aggregate Bond ETF	8,156,990	432,891,459
iShares Intermediate-Term Corporate Bond ETF	3,055,721	173,656,624
iShares Short-Term Corporate Bond ETF	13,148,076	694,218,413
iShares TIPS Bond ETF	1,151,817	146,488,086
TOTAL FIXED INCOME FUNDS
(Cost $2,903,063,540)		2,882,174,707

SHORT-TERM INVESTMENTS — 0.7%
STIT-Government & Agency Portfolio, 0.03%*	21,170,061	21,170,061
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,170,061)		21,170,061
TOTAL INVESTMENTS — 100.1%
(Cost $2,924,233,601)		2,903,344,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,883,353)
NET ASSETS — 100.0%		$2,899,461,415

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.4%	$2,882,174,707
Short-Term Investments	0.7	21,170,061
Liabilities In Excess Of Other Assets	(0.1)	(3,883,353)
NET ASSETS	100.0%	$2,899,461,415

*	Seven-day yield as of February 28, 2022.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

7

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments, at value (cost $2,089,998,347, $2,213,823,849 and $2,903,063,540, respectively)	$3,506,524,691	$2,622,606,675	$2,882,174,707
Short-term investments, at value (cost $3,995,938, $4,039,843 and $21,170,061, respectively)	3,995,938	4,039,843	21,170,061
Receivables for:
Capital shares sold	3,664,364	3,042,080	2,235,071
Prepaid expenses and other assets	190,834	136,891	147,608
Total assets	3,514,375,827	2,629,825,489	2,905,727,447
LIABILITIES
Payables for:
Capital shares redeemed	1,588,235	1,134,139	1,429,660
Advisory fees	1,321,896	1,021,934	1,093,753
Administration and accounting fees	209,496	148,925	153,907
Transfer agent fees	17,339	16,898	17,045
Other accrued expenses and liabilities	115,458	66,560	3,571,667
Total liabilities	3,252,424	2,388,456	6,266,032
Net assets	$3,511,123,403	$2,627,437,033	$2,899,461,415

NET ASSETS CONSIST OF:
Par value	$153,748	$235,439	$282,714
Paid-in capital	1,856,556,289	2,173,169,701	2,920,689,285
Total distributable earnings/(loss)	1,654,413,366	454,031,893	(21,510,584)
Net assets	$3,511,123,403	$2,627,437,033	$2,899,461,415

CAPITAL SHARES:
Net assets	$3,511,123,403	$2,627,437,033	$2,899,461,415
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	153,748,451	235,439,170	282,713,765
Net asset value, offering and redemption price per share	$22.84	$11.16	$10.26

8

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Statements of Operations

FOR THE SIX MONTHS ENDED February 28, 2022 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$33,665,154	$60,237,025	$17,642,173
Total investment income	33,665,154	60,237,025	17,642,173

EXPENSES
Advisory fees (Note 2)	8,901,207	6,577,048	6,980,518
Administration and accounting fees (Note 2)	469,447	339,663	345,774
Director fees	165,096	118,678	114,850
Officer fees	115,176	83,986	81,829
Legal Fees	99,053	71,243	72,544
Transfer agent fees (Note 2)	82,684	65,461	66,237
Printing and shareholder reporting fees	52,702	39,159	41,674
Custodian fees (Note 2)	44,731	32,302	35,878
Registration and filing fees	23,589	20,143	24,367
Audit and tax service fees	17,157	17,829	17,131
Other expenses	65,583	46,065	44,379
Total expenses	10,036,425	7,411,577	7,825,181
Net investment income/(loss)	23,628,729	52,825,448	9,816,992

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	55,548,884	1,457,437	(429,178)
Capital gain distributions from non-affiliated fund investments	198,086,213	5,755,669	1,534,347
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(231,799,651)	(126,203,512)	(83,745,422)
Net realized and unrealized gain/(loss) on investments	21,835,446	(118,990,406)	(82,640,253)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,464,175	$(66,164,958)	$(72,823,261)

9

The accompanying notes are an integral part of the financial statements.

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the six months Ended February 28. 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$23,628,729	$34,543,502
Net realized gain/(loss) from investments	253,635,097	117,878,423
Net change in unrealized appreciation/(depreciation) on investments	(231,799,651)	1,129,419,277
Net increase/(decrease) in net assets resulting from operations	45,464,175	1,281,841,202

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(160,049,321)	(50,706,505)
Net decrease in net assets from dividends and distributions to shareholders	(160,049,321)	(50,706,505)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	251,423,065	432,642,543
Reinvestment of distributions	159,919,251	50,687,033
Shares redeemed	(420,952,135)	(918,483,367)
Net increase/(decrease) in net assets from capital shares	(9,609,819)	(435,153,791)
Total increase/(decrease) in net assets	(124,194,965)	795,980,906

NET ASSETS:
Beginning of period	3,635,318,368	2,839,337,462
End of period	$3,511,123,403	$3,635,318,368

SHARES TRANSACTIONS:
Shares sold	10,620,379	20,921,700
Dividends and distributions reinvested	6,724,947	2,722,182
Shares redeemed	(17,686,640)	(46,351,977)
Net increase/(decrease) in shares outstanding	(341,314)	(22,708,095)

10

The accompanying notes are an integral part of the financial statements.

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the six months Ended February 28. 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$52,825,448	$41,367,092
Net realized gain/(loss) from investments	7,213,106	(5,700,840)
Net change in unrealized appreciation/(depreciation) on investments	(126,203,512)	659,178,653
Net increase/(decrease) in net assets resulting from operations	(66,164,958)	694,844,905

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(35,219,290)	(70,369,565)
Net decrease in net assets from dividends and distributions to shareholders	(35,219,290)	(70,369,565)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	212,961,484	362,663,494
Reinvestment of distributions	35,204,207	70,361,038
Shares redeemed	(201,557,205)	(528,942,045)
Net increase/(decrease) in net assets from capital shares	46,608,486	(95,917,513)
Total increase/(decrease) in net assets	(54,775,762)	528,557,827

NET ASSETS:
Beginning of period	2,682,212,795	2,153,654,968
End of period	$2,627,437,033	$2,682,212,795

SHARES TRANSACTIONS:
Shares sold	18,584,888	34,174,355
Dividends and distributions reinvested	3,107,167	6,987,193
Shares redeemed	(17,552,273)	(51,989,791)
Net increase/(decrease) in shares outstanding	4,139,782	(10,828,243)

11

The accompanying notes are an integral part of the financial statements.

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the six months Ended February 28. 2022 (Unaudited)	For the Year Ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$9,816,992	$6,876,144
Net realized gain/(loss) from investments	1,105,169	1,331,942
Net change in unrealized appreciation/(depreciation) on investments	(83,745,422)	(753,197)
Net increase/(decrease) in net assets resulting from operations	(72,823,261)	7,454,889

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(10,499,966)	(17,950,325)
Return of capital	—	(79,992)
Net decrease in net assets from dividends and distributions to shareholders	(10,499,966)	(18,030,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	360,400,546	923,051,070
Reinvestment of distributions	10,490,825	18,024,820
Shares redeemed	(208,716,704)	(417,799,422)
Net increase/(decrease) in net assets from capital shares	162,174,667	523,276,468
Total increase/(decrease) in net assets	78,851,440	512,701,040

NET ASSETS:
Beginning of period	2,820,609,975	2,307,908,935
End of period	$2,899,461,415	$2,820,609,975

SHARES TRANSACTIONS:
Shares sold	34,603,618	87,481,192
Dividends and distributions reinvested	1,004,789	1,703,385
Shares redeemed	(20,037,945)	(39,568,985)
Net increase/(decrease) in shares outstanding	15,570,462	49,615,592

12

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$23.59		$16.06	$16.90	$20.37	$17.60	$16.18
Net investment income/(loss)(1)	0.15		0.21	0.17	0.17	0.15	0.12
Net realized and unrealized gain/(loss) on investments	0.14		7.62	— (2)	(2.73)	3.34	2.13
Net increase/(decrease) in net assets resulting from operations	0.29		7.83	0.17	(2.56)	3.49	2.25
Dividends and distributions to shareholders from:
Net investment income	(0.41)		(0.08)	(0.16)	(0.15)	(0.20)	(0.15)
Net realized capital gains	(0.63)		(0.22)	(0.85)	(0.76)	(0.52)	(0.68)
Total dividends and distributions to shareholders	(1.04)		(0.30)	(1.01)	(0.91)	(0.72)	(0.83)
Net asset value, end of period	$22.84		$23.59	$16.06	$16.90	$20.37	$17.60
Total investment return/(loss)(3)	1.07	%(5)	49.28%	0.32%	(12.09)%	20.11%	13.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,511,123		$3,635,318	$2,839,337	$2,899,018	$3,413,559	$2,724,995
Ratio of expenses to average net assets(4)	0.55	%(6)	0.55%	0.56%	0.55%	0.55%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	1.30	%(6)	1.05%	1.05%	0.96%	0.76%	0.72%
Portfolio turnover rate	6	%(5)	5%	14%	7%	2%	5%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

13

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.60		$8.89	$9.09	$10.72	$10.97	$9.24
Net investment income/(loss)(1)	0.23		0.18	0.19	0.21	0.22	0.14
Net realized and unrealized gain/(loss) on investments	(0.52)		2.84	(0.13)	(1.47)	(0.10)	1.89
Net increase/(decrease) in net assets resulting from operations	(0.29)		3.02	0.06	(1.26)	0.12	2.03
Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.13)	(0.14)	(0.18)	(0.26)	(0.19)
Net realized capital gains	—		(0.18)	(0.12)	(0.19)	(0.11)	(0.11)
Total dividends and distributions to shareholders	(0.15)		(0.31)	(0.26)	(0.37)	(0.37)	(0.30)
Net asset value, end of period	$11.16		$11.60	$8.89	$9.09	$10.72	$10.97
Total investment return/(loss)(2)	(2.52	)%(4)	34.43%	0.30%	(11.66)%	0.98%	22.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,627,437		$2,682,213	$2,153,655	$2,154,908	$2,312,863	$2,190,068
Ratio of expenses to average net assets(3)	0.56	%(5)	0.56%	0.58%	0.58%	0.57%	0.58%
Ratio of net investment income/(loss) to average net assets(3)	3.97	%(5)	1.70%	2.13%	2.22%	1.93%	1.42%
Portfolio turnover rate	2	%(4)	5%	28%	4%	3%	2%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

14

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 28, 2022 (Unaudited)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.61	$10.47	$10.22	$10.36	$10.43
Net investment income/(loss)(1)	0.04		0.03	0.15	0.27	0.10	0.10
Net realized and unrealized gain/(loss) on investments	(0.30)		— (2)	0.16	0.24	(0.14)	(0.06)
Net increase/(decrease) in net assets resulting from operations	(0.26)		0.03	0.31	0.51	(0.04)	0.04
Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.17)	(0.26)	(0.09)	(0.11)
Net realized capital gains	—		(0.03)	—	— (2)	(0.01)	—
Return of capital	—		— (2)	—	—	—	—
Total dividends and distributions to shareholders	(0.04)		(0.08)	(0.17)	(0.26)	(0.10)	(0.11)
Net asset value, end of period	$10.26		$10.56	$10.61	$10.47	$10.22	$10.36
Total investment return/(loss)(3)	(2.48	)%(5)	0.31%	2.98%	5.11%	(0.35)%	0.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,899,461		$2,820,610	$2,307,909	$2,748,593	$2,867,621	$2,503,032
Ratio of expenses to average net assets(4)	0.55	%(6)	0.56%	0.56%	0.55%	0.55%	0.56%
Ratio of net investment income/(loss) to average net assets(4)	0.69	%(6)	0.27%	1.39%	2.62%	1.02%	0.94%
Portfolio turnover rate	1	%(5)	2%	46%	3%	0%	0%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)	Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

15

The accompanying notes are an integral part of the financial statements.

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the six-month ended February 28, 2022 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Fund or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

16

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$3,506,524,691	$3,311,783,274	$—	$—	$194,741,417
Short-Term Investments	3,995,938	3,995,938	—	—	—
Total Investments**	$3,510,520,629	$3,315,779,212	$—	$—	$194,741,417

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$2,622,606,675	$2,197,302,912	$—	$—	$425,303,763
Short-Term Investments	4,039,843	4,039,843	—	—	—
Total Investments**	$2,626,646,518	$2,201,342,755	$—	$—	$425,303,763

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$2,882,174,707	$2,882,174,707	$—	$—	$—
Short-Term Investments	21,170,061	21,170,061	—	—	—
Total Investments**	$2,903,344,768	$2,903,344,768	$—	$—	$—

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$8,901,207
Free Market International Equity Fund	6,577,048
Free Market Fixed Income Fund	6,980,518

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$266,501,894	$214,269,329
Free Market International Equity Fund	126,006,095	55,580,857
Free Market Fixed Income Fund	188,661,623	25,910,414

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$1,971,548,015	$1,681,134,347	$(19,066,039)	$1,662,068,308
Free Market International Equity Fund	2,063,636,097	647,782,055	(30,822,686)	616,959,369
Free Market Fixed Income Fund	2,757,268,044	67,609,941	(5,797,298)	61,812,643

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2021, primarily attributable to equalization, were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$(11,149,335)	$11,149,335
Free Market International Equity Fund	—	—
Free Market Fixed Income Fund	—	—

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$32,386,078	$74,544,126	$—	$1,662,068,308
Free Market International Equity Fund	35,219,288	—	(96,762,516)	616,959,369
Free Market Fixed Income Fund	—	—	—	61,812,643

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

21

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 28, 2022 (Unaudited)

The tax character of distributions paid during the fiscal year ended August 31, 2021 was as follows:

	Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$14,110,436	$36,596,069	$—	$50,706,505
Free Market International Equity Fund	29,143,899	41,225,666	—	$70,369,565
Free Market Fixed Income Fund	11,112,294	6,838,031	79,992	$18,030,317

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2021, the Free Market International Equity Fund had $15,267,481 of short-term capital loss carryforwards and $81,495,035 of long-term capital loss carryforwards.

6.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect a Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there were no subsequent events.

22

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

23

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Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FMFI-SAR22

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2022
(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2022 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 28, 2022
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money U.S. Equity VI Portfolio	1.12%	13.59%	9.75%	9.14%(2)
Russell 2500® Index	-6.77%	0.40%	11.21%	9.94%(4)
Composite Index(3)	-3.43%	7.80%	10.67%	10.57%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 8.98%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated March 2, 2022 is 0.98% (included in the ratio is 0.24% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $34.55 per share on February 28, 2022.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

1

MATSON MONEY VI PORTFOLIOS

Performance Data (Continued)

February 28, 2022 (Unaudited)

Matson Money International Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 28, 2022
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money International Equity VI Portfolio	-2.53%	7.03%	5.61%	3.62%(2)
MSCI World (excluding U.S.) Index	-5.73%	4.46%	7.43%	4.97%(4)
Composite Index(3)	-7.32%	-0.72%	6.88%	5.09%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, each weighted 25%, 25%, 25% and 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 3.47%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated March 2, 2022 is 1.14% (included in the ratio is 0.34% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $25.68 per share on February 28, 2022.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

2

MATSON MONEY VI PORTFOLIOS

Performance Data (Concluded)

February 28, 2022 (Unaudited)

Matson Money Fixed Income VI Portfolio

Average Annual Total Returns for the Periods Ended February 28, 2022
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money Fixed Income VI Portfolio	-2.84%	-2.30%	1.10%	0.82%(2)
FTSE World Government Bond Index 1-5 Years	-1.76%	-1.41%	1.63%	1.53%(4)
Composite Index(3)	-2.19%	-1.63%	1.83%	1.63%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Capital Intermediate Government Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively.

(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the FTSE World Government Bond Index 1-5 Years (formerly known as the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index), and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 0.81%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated March 2, 2022 is 0.84% (included in the ratio is 0.11% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $24.75 per share on February 28, 2022.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

3

MATSON MONEY VI PORTFOLIOS

Fund Expense ExampleS

February 28, 2022 (Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

ACTUAL EXPENSES

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE September 1, 2021	ENDING ACCOUNT VALUE FEBRUARY 28, 2022	EXPENSES PAID*	Annualized EXPENSE RATIO*	ACTUAL SIX- MONTH TOTAL INVESTMENT RETURN FOR THE PORTFOLIO
Actual
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,011.20	$ 3.64	0.73%	1.12%
Matson Money International Equity VI Portfolio	1,000.00	974.70	3.92	0.80%	-2.53%
Matson Money Fixed Income VI Portfolio	1,000.00	971.60	3.57	0.73%	-2.84%
Hypothetical (5% return before expenses)
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,021.17	$ 3.66	0.73%	N/A
Matson Money International Equity VI Portfolio	1,000.00	1,020.83	4.01	0.80%	N/A
Matson Money Fixed Income VI Portfolio	1,000.00	1,021.17	3.66	0.73%	N/A

*

Expenses are equal to each Portfolio’s annualized six-month expense ratio for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. Fees and expenses presented for a Portfolio do not reflect any fees and expenses imposed on shares of the Portfolio purchased through variable annuity contracts, variable life insurance policies, and certain qualified pension and retirement plans, which would increase overall fees and expenses. If such fees and expenses had been included, the expenses would have been higher. Each Portfolio’s ending account value in the first section in the table is based on the actual six-month total investment return for each Portfolio for the period September 1, 2021 to February 28, 2022. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

PORTFOLIO	RANGE OF WEIGHTED EXPENSE RATIOS
Matson Money U.S. Equity VI Portfolio	0.01% - 0.06%
Matson Money International Equity VI Portfolio	0.00% - 0.12%
Matson Money Fixed Income VI Portfolio	0.00% - 0.02%

4

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2022 (Unaudited)

	NUMBER OF SHARES	VALUE
DOMESTIC EQUITY FUNDS — 100.9%
U.S. Large Cap Value Portfolio III (a)	279,563	$8,336,561
U.S. Large Company Portfolio (a)	144,861	4,515,314
U.S. Micro Cap Portfolio (b)	188,451	4,922,344
U.S. Small Cap Portfolio (b)	111,730	4,936,229
U.S. Small Cap Value Portfolio (b)	76,033	3,274,755
VA U.S. Large Value Portfolio (b)	40,204	1,309,038
VA U.S. Targeted Value Portfolio (b)	211,042	4,938,393
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,993,235)		32,232,634

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 0.03%*	330,184	330,184
TOTAL SHORT-TERM INVESTMENTS
(Cost $330,184)		330,184
TOTAL INVESTMENTS — 101.9%
(Cost $26,323,419)		32,562,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(599,695)
NET ASSETS — 100.0%		$31,963,123

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Equity Funds	100.9%	$32,232,634
Short-Term Investments	1.0	330,184
Liabilities In Excess Of Other Assets	(1.9)	(599,695)
NET ASSETS	100.0%	$31,963,123

*	Seven-day yield as of February 28, 2022.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2022 (Unaudited)

	NUMBER OF SHARES	VALUE
INTERNATIONAL EQUITY FUNDS — 100.9%
DFA International Small Cap Value Portfolio (a)	308,346	$6,462,941
DFA International Value Portfolio III (b)	416,879	6,978,562
Emerging Markets Small Cap Portfolio (a)	46,870	1,117,850
Emerging Markets Value Portfolio, Class Institutional (a)	36,142	1,129,442
iShares Core MSCI EAFE ETF	12,770	884,834
iShares Core MSCI Emerging Markets ETF	20,348	1,164,516
VA International Small Portfolio (a)	312,023	3,984,534
VA International Value Portfolio (a)	86,779	1,175,849
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,096,611)		22,898,528

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 0.03%*	223,350	223,350
TOTAL SHORT-TERM INVESTMENTS
(Cost $223,350)		223,350
TOTAL INVESTMENTS — 101.9%
(Cost $21,319,961)		23,121,878
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(422,738)
NET ASSETS — 100.0%		$22,699,140

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
International Equity Funds	100.9%	$22,898,528
Short-Term Investments	1.0	223,350
Liabilities In Excess Of Other Assets	(1.9)	(422,738)
NET ASSETS	100.0%	$22,699,140

*	Seven-day yield as of February 28, 2022.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2022 (Unaudited)

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED FUNDS — 101.6%
DFA One-Year Fixed Income Portfolio (a)	361,945	$3,699,076
DFA Two-Year Global Fixed Income Portfolio (a)	496,132	4,862,088
iShares 1-3 Year Treasury Bond ETF	15,313	1,294,867
iShares 3-7 Year Treasury Bond ETF	15,463	1,950,812
iShares Core International Aggregate Bond ETF	91,312	4,845,928
iShares Intermediate-Term Corporate Bond ETF	34,144	1,940,404
iShares Short-Term Corporate Bond ETF	147,036	7,763,501
iShares TIPS Bond ETF	13,039	1,658,300
VA Global Bond Portfolio (a)	316,611	3,238,932
VA Short-Term Fixed Income Portfolio (a)	65,261	661,093
TOTAL FIXED INCOME FUNDS
(Cost $32,286,959)		31,915,001

SHORT-TERM INVESTMENTS — 1.6%
STIT-Government & Agency Portfolio, 0.03%*	498,608	498,608
TOTAL SHORT-TERM INVESTMENTS
(Cost $498,608)		498,608
TOTAL INVESTMENTS — 103.2%
(Cost $32,785,567)		32,413,609
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(995,263)
NET ASSETS — 100.0%		$31,418,346

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Fixed Income Funds	101.6%	$31,915,001
Short-Term Investments	1.6	498,608
Liabilities In Excess Of Other Assets	(3.2)	(995,263)
NET ASSETS	100.0%	$31,418,346

*	Seven-day yield as of February 28, 2022.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments, at value (cost $25,993,235, $21,096,611 and $32,286,959, respectively)	$32,232,634	$22,898,528	$31,915,001
Short-term investments, at value (cost $330,184, $223,350 and $498,608, respectively)	330,184	223,350	498,608
Prepaid expenses	1,327	522	1,283
Total assets	32,564,145	23,122,400	32,414,892

LIABILITIES
Payables for:
Capital shares redeemed	561,807	390,282	957,504
Advisory fees	12,414	9,074	12,373
Administration and accounting fees	3,812	3,325	3,928
Transfer agent fees	400	377	434
Other accrued expenses and liabilities	22,589	20,202	22,307
Total liabilities	601,022	423,260	996,546
Net assets	$31,963,123	$22,699,140	$31,418,346

NET ASSETS CONSIST OF:
Par Value	$925	$884	$1,270
Paid-in capital	23,990,965	21,128,741	31,827,362
Total distributable earnings/(loss)	7,971,233	1,569,515	(410,286)
Net assets	$31,963,123	$22,699,140	$31,418,346

CAPITAL SHARES:
Net assets	$31,963,123	$22,699,140	$31,418,346
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	925,234	883,834	1,269,675
Net asset value, offering and redemption price per share	$34.55	$25.68	$24.75

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE six months ENDED February 28, 2022 (Unaudited)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from non-affiliated funds	$378,209	$583,298	$220,942
Total investment income	378,209	583,298	220,942

EXPENSES:
Advisory fees (Note 2)	79,894	56,918	81,122
Audit and tax service fees	15,608	15,617	15,731
Administration and accounting fees (Note 2)	10,295	9,208	10,546
Custodian fees (Note 2)	2,820	2,265	2,103
Printing and shareholder reporting fees	2,016	1,515	2,172
Director fees	1,415	1,000	1,346
Officer fees	1,000	722	1,006
Legal fees	826	589	856
Transfer agent fees (Note 2)	483	358	524
Other expenses	3,044	2,705	3,187
Total expenses	117,401	90,897	118,593
Net investment income/(loss)	260,808	492,401	102,349

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	327,891	64,565	11,288
Capital gain distributions from non-affiliated fund investments	1,793,136	350,354	17,788
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(2,074,902)	(1,493,743)	(1,073,457)
Net realized and unrealized gain/(loss) on investments	46,125	(1,078,824)	(1,044,381)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$306,933	$(586,423)	$(942,032)

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$260,808	$222,068
Net realized gain/(loss) from investments	2,121,027	1,982,475
Net change in unrealized appreciation/(depreciation) on investments	(2,074,902)	9,177,417
Net increase/(decrease) in net assets resulting from operations	306,933	11,381,960

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,291,039)	(1,112,545)
Net decrease in net assets from dividends and distributions to shareholders	(2,291,039)	(1,112,545)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,659,630	4,806,910
Reinvestment of distributions	2,291,039	1,112,545
Shares redeemed	(2,799,388)	(9,463,229)
Net increase/(decrease) in net assets from capital shares	2,151,281	(3,543,774)
Total increase/(decrease) in net assets	167,175	6,725,641

NET ASSETS:
Beginning of period	31,795,948	25,070,307
End of period	$31,963,123	$31,795,948

SHARES TRANSACTIONS:
Shares sold	72,913	140,452
Dividends and distributions reinvested	63,871	38,350
Shares redeemed	(77,889)	(290,841)
Net increase/(decrease) in shares outstanding	58,895	(112,039)

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$492,401	$308,548
Net realized gain/(loss) from investments	414,919	742,327
Net change in unrealized appreciation/(depreciation) on investments	(1,493,743)	4,992,500
Net increase/(decrease) in net assets resulting from operations	(586,423)	6,043,375

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,361,460)	(430,312)
Net decrease in net assets from dividends and distributions to shareholders	(1,361,460)	(430,312)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,913,118	3,504,955
Reinvestment of distributions	1,361,461	430,312
Shares redeemed	(1,407,311)	(5,327,668)
Net increase/(decrease) in net assets from capital shares	1,867,268	(1,392,401)
Total increase/(decrease) in net assets	(80,615)	4,220,662

NET ASSETS:
Beginning of period	22,779,755	18,559,093
End of period	$22,699,140	$22,779,755

SHARES TRANSACTIONS:
Shares sold	70,056	133,013
Dividends and distributions reinvested	52,183	17,679
Shares redeemed	(51,976)	(206,417)
Net increase/(decrease) in shares outstanding	70,263	(55,725)

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$102,349	$21,588
Net realized gain/(loss) from investments	29,076	48,963
Net change in unrealized appreciation/(depreciation) on investments	(1,073,457)	2,245
Net increase/(decrease) in net assets resulting from operations	(942,032)	72,796

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(100,067)	(170,529)
Return of capital	—	(14,611)
Net decrease in net assets from dividends and distributions to shareholders	(100,067)	(185,140)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,913,766	9,842,877
Reinvestment of distributions	100,067	185,140
Shares redeemed	(2,656,635)	(4,135,263)
Net increase/(decrease) in net assets from capital shares	(642,802)	5,892,754
Total increase/(decrease) in net assets	(1,684,901)	5,780,410

NET ASSETS:
Beginning of period	33,103,247	27,322,837
End of period	$31,418,346	$33,103,247

SHARES TRANSACTIONS:
Shares sold	75,860	385,803
Dividends and distributions reinvested	3,969	7,229
Shares redeemed	(105,813)	(162,244)
Net increase/(decrease) in shares outstanding	(25,984)	230,788

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$36.70		$25.62	$27.08	$33.12	$29.15	$26.80
Net investment income/(loss)(1)	0.29		0.25	0.22	0.21	0.18	0.14
Net realized and unrealized gain/(loss) on investments	0.22		12.06	(0.04)	(4.34)	5.40	3.44
Net increase/(decrease) in net assets resulting from operations	0.51		12.31	0.18	(4.13)	5.58	3.58
Dividends and distributions to shareholders from:
Net investment income	(0.34)		(0.29)	(0.24)	(0.27)	(0.33)	(0.21)
Net realized capital gains	(2.32)		(0.94)	(1.40)	(1.64)	(1.28)	(1.02)
Total dividends and distributions to shareholders	(2.66)		(1.23)	(1.64)	(1.91)	(1.61)	(1.23)
Net asset value, end of period	$34.55		$36.70	$25.62	$27.08	$33.12	$29.15
Total investment return/(loss)(2)	1.12	%(4)	49.31%	(0.02)%	(11.89)%	19.56%	13.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,963		$31,796	$25,070	$24,839	$26,181	$20,093
Ratio of expenses to average net assets with waivers, if any(3)	0.73	%(5)	0.74%	0.76%	0.76%	0.73%	0.81%
Ratio of expenses to average net assets without waivers, if any(3)	0.73	%(5)	0.74%	0.76%	0.76%	0.73%	0.81%
Ratio of net investment income/(loss) to average net assets with waivers(3)	1.63	%(5)	0.77%	0.86%	0.72%	0.58%	0.49%
Portfolio turnover rate	5	%(4)	18%	18%	17%	12%	21%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$28.00		$21.35	$22.27	$26.16	$26.60	$22.54
Net investment income/(loss)(1)	0.58		0.37	0.42	0.43	0.47	0.29
Net realized and unrealized gain/(loss) on investments	(1.26)		6.80	(0.25)	(3.51)	(0.13)	4.51
Net increase/(decrease) in net assets resulting from operations	(0.68)		7.17	0.17	(3.08)	0.34	4.80
Dividends and distributions to shareholders from:
Net investment income	(0.82)		(0.35)	(0.52)	(0.39)	(0.54)	(0.44)
Net realized capital gains	(0.82)		(0.17)	(0.57)	(0.42)	(0.24)	(0.30)
Total dividends and distributions to shareholders	(1.64)		(0.52)	(1.09)	(0.81)	(0.78)	(0.74)
Net asset value, end of period	$25.68		$28.00	$21.35	$22.27	$26.16	$26.60
Total investment return/(loss)(2)	(2.53	)%(4)	33.96%	0.17%	(11.62)%	1.13%	21.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,699		$22,780	$18,559	$18,228	$17,950	$15,019
Ratio of expenses to average net assets with waivers, if any(3)	0.80	%(5)	0.80%	0.83%	0.86%	0.79%	0.88%
Ratio of expenses to average net assets without waivers, if any(3)	0.80	%(5)	0.80%	0.83%	0.86%	0.79%	0.88%
Ratio of net investment income/(loss) to average net assets with waivers(3)	4.33	%(5)	1.48%	1.99%	1.82%	1.70%	1.22%
Portfolio turnover rate	2	%(4)	18%	26%	13%	8%	21%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$25.55		$25.66	$25.38	$24.74	$25.12	$25.31
Net investment income/(loss)(1)	0.08		0.02	0.43	0.59	0.23	0.18
Net realized and unrealized gain/(loss) on investments	(0.80)		0.04	0.27	0.61	(0.36)	(0.13)
Net increase/(decrease) in net assets resulting from operations	(0.72)		0.06	0.70	1.20	(0.13)	0.05
Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.16)	(0.42)	(0.56)	(0.22)	(0.12)
Net realized capital gains	—		—	—	— (2)	(0.03)	(0.12)
Return of capital	—		(0.01)	—	—	—	—
Total dividends and distributions to shareholders	(0.08)		(0.17)	(0.42)	(0.56)	(0.25)	(0.24)
Net asset value, end of period	$24.75		$25.55	$25.66	$25.38	$24.74	$25.12
Total investment return/(loss)(3)	(2.84	)%(5)	0.22%	2.80%	4.98%	(0.50)%	0.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,418		$33,103	$27,323	$29,546	$30,405	$26,017
Ratio of expenses to average net assets with waivers, if any(4)	0.73	%(6)	0.73%	0.74%	0.74%	0.71%	0.77%
Ratio of expenses to average net assets without waivers, if any(4)	0.73	%(6)	0.73%	0.74%	0.74%	0.71%	0.77%
Ratio of net investment income/(loss) to average net assets with waivers(4)	0.63	%(6)	0.07%	1.69%	2.39%	0.93%	0.70%
Portfolio turnover rate	4	%(5)	8%	46%	19%	2%	11%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

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MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 28, 2022, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2022 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Fund or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$32,232,634	$25,985,203	$—	$—	$6,247,431
Short-Term Investments	330,184	330,184	—	—	—
Total Investments**	$32,562,818	$26,315,387	$—	$—	$6,247,431

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$22,898,528	$17,738,145	$—	$—	$5,160,383
Short-Term Investments	223,350	223,350	—	—	—
Total Investments**	$23,121,878	$17,961,495	$—	$—	$5,160,383

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$31,915,001	$28,014,976	$—	$—	$3,900,025
Short-Term Investments	498,608	498,608	—	—	—
Total Investments**	$32,413,609	$28,513,584	$—	$—	$3,900,025

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Portfolios invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2022 (Unaudited)

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until March 2, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after March 2, 2023.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$79,894
Matson Money International Equity VI Portfolio	56,918
Matson Money Fixed Income VI Portfolio	81,122

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2022 (Unaudited)

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$3,977,554	$1,501,882
Matson Money International Equity VI Portfolio	2,239,697	513,398
Matson Money Fixed Income VI Portfolio	1,684,664	1,362,865

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$23,737,998	$8,314,811	$(237,028)	$8,077,783
Matson Money International Equity VI Portfolio	19,985,808	3,359,423	(545,050)	2,814,373
Matson Money Fixed Income VI Portfolio	32,475,255	729,169	(91,640)	637,529

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

There were no material permanent differences as of August 31, 2021.

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 28, 2022 (Unaudited)

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forward	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$—	$1,885,179	$—	$8,077,783
Matson Money International Equity VI Portfolio	55,442	647,583	—	2,814,373
Matson Money Fixed Income VI Portfolio	—	—	—	637,528

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity VI Portfolio	$262,875	$849,670	$—	$1,112,545
Matson Money International Equity VI Portfolio	293,803	136,509	—	430,312
Matson Money Fixed Income VI Portfolio	149,987	20,542	14,611	185,140

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2021. The Matson Money U.S. Equity Fund deferred qualified late-year losses of $7,623 and the Matson Money Fixed Income Fund deferred qualified late-year losses of $5,716 which will be treated as arising on the first business day of the following fiscal year.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Matson Money Fixed Income Fund had utilized $26,840. As of August 31, 2021, the Funds had no unexpiring short-term or long-term losses.

6.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect a Fund’s performance and increase costs related to a Fund’s use of derivatives.

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

February 28, 2022 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there were no subsequent events.

23

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

24

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MMFI-SAR22

SEMI-ANNUAL
report 2022

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

2/28/22
(UNAUDITED)

Motley Fool Global Opportunities ETF (Formerly MFAM Global Opportunities Fund)
Motley Fool Mid-Cap Growth ETF (Formerly MFAM Mid-Cap Growth Fund)
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF (Formerly MFAM Small-Cap Growth ETF)
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF

Motley Fool Global Opportunities ETF (TMFG)
Motley Fool Mid-Cap Growth ETF (TMFM)
Motley Fool 100 Index ETF (TMFC)
Motley Fool Small-Cap Growth ETF (TMFS)
Motley Fool Capital Efficiency 100 Index ETF (TMFE)
Motley Fool Next Index ETF (TMFX)

Portfolio Characteristics	1
Fund Expense Examples	14
Schedules of Investments	16
Financial Statements	47
Notes to Financial Statements	65
Approval of Investment Advisory Agreement	79
Notice to Shareholders	80

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended FEBRUARY 28, 2022
	SIX MONTHS†	One Year	FIVE YEAR	Since Inception	Inception Date
Motley Fool Global Opportunities ETF*	-17.50%	-8.03%	14.94%	10.67%	6/17/2014
FTSE Global All Cap Net Tax Index**	-5.32%	7.31%	11.56%	8.88%(1)	—
Fund Expense Ratio(2): 0.85%

Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The Motley Fool Global Opportunities ETF operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Global All Cap Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. The index is comprised of approximately 7,900 securities from 49 countries and captures 98% of the world’s investable market capitalization. Fair value prices and foreign exchange as of 4 pm ET are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States. The index is unmanaged and not available for direct investments. Its performance does not reflect deductions for fees, expenses or taxes.

1

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics (CONTINUED)

(Unaudited)

The investment objective of the Motley Fool Global Opportunities ETF is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies located anywhere in the world. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns.

The following tables show the top ten holdings, sector allocations, and top ten countries in which the Fund was invested in as of February 28, 2022. Portfolio holdings are subject to change without notice.

Top Ten Holdings	% OF NET Assets
Amazon.com, Inc.	6.2%
Mastercard, Inc., Class A	5.5
Atlassian Corp., PLC, Class A	5.1
Watsco, Inc.	4.4
Alphabet, Inc., Class C	4.3
Brookfield Asset Management, Inc., Class A	3.9
Medtronic PLC	3.8
Axon Enterprise, Inc.	3.8
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	3.5
Waste Connections, Inc.	3.4
43.9%

2

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The Motley Fool Global Opportunities ETF uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Information Technology	21.7%
Industrials	17.6
Communication Services	17.0
Consumer Discretionary	13.2
Financials	9.2
Health Care	9.2
Real Estate	8.7
Consumer Staples	2.1
98.7%

Top ten Countries	% OF Net Assets
United States*	52.4%
Canada	7.3
Ireland	7.2
Australia	5.1
China	3.7
Taiwan	3.5
Philippines	3.3
Argentina	2.9
India	2.3
Netherlands	2.1
89.8%

*	As of the date of this report, the Fund had a holding of 1.3% in the U.S. Bank Money Market Deposit Account.

3

Motley Fool MID-CAP GROWTH ETF

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended FEBRUARY 28, 2022
	SIX MONTHS†	One Year	FIVE YEAR	Since Inception	Inception Date
Motley Fool Mid-Cap Growth ETF*	-16.52%	-8.99%	12.02%	9.74%	6/17/2014
Russell MidCap® Growth Total Return Index**	-15.80%	-4.32%	14.86%	12.18%(1)	—
Fund Expense Ratio(2): 0.85%

Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The Motley Fool Mid-Cap Growth ETF operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

The investment objective of the Motley Fool Mid-Cap Growth ETF is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in the United States. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of the Adviser, high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Although the Motley Fool Mid-Cap Growth ETF may invest in companies with any market capitalization, the Adviser expects that investments in the securities of companies having smaller- and mid-market capitalizations will be important components of the Fund’s investment program. Investments in securities of these companies may involve greater risk than do investments in larger, more established companies. Small- and mid-cap stocks tend to be more volatile and less liquid than their large-cap counterparts.

4

Motley Fool MID-CAP GROWTH ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings, and sector allocations in which the Fund was invested in as of February 28, 2022.Portfolio holdings are subject to change without notice.

Top ten Holdings	% OF Net Assets
Watsco, Inc.	6.6%
Cooper Companies, Inc., (The)	5.4
SBA Communications Corp.	5.1
Brown & Brown, Inc.	5.0
Axon Enterprise, Inc.	4.7
ResMed, Inc.	4.6
Tyler Technologies, Inc.	4.5
Jones Lang LaSalle, Inc.	4.5
Markel Corp.	4.1
SVB Financial Group	4.1
48.6%

The Motley Fool Mid-Cap Growth ETF uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Information Technology	28.4%
Industrials	20.9
Health Care	15.0
Financials	13.2
Consumer Discretionary	10.3
Real Estate	9.5
Communication Services	0.8
98.1%

5

Motley Fool 100 Index ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool 100 Index ETF	-7.58%	11.11%	18.20%	1/29/2018
Motley Fool 100 Index*	-7.34%	11.70%	18.79%(1)	—
S&P 500* Total Return Index**	-2.62%	16.39%	13.05%(1)	—
Fund Expense Ratio(2): 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool 100 Index (“Fool 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company included in the Fool 100 Index is incorporated and listed in the U.S. The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

6

Motley Fool 100 Index ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool 100 Index ETF was invested in as of February 28, 2022. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Apple, Inc.	13.8%
Microsoft Corp.	11.4
Alphabet, Inc., Class C	9.1
Amazon.com, Inc.	7.9
Tesla, Inc.	4.4
Berkshire Hathaway, Inc., Class B	3.7
NVIDIA Corp.	3.1
Facebook, Inc., Class A	3.0
Visa, Inc., Class A	2.3
UnitedHealth Group, Inc.	2.3
61.0%

The Motley Fool 100 Index ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	42.6%
Consumer Discretionary	17.3
Communication Services	16.1
Health Care	10.3
Financials	5.9
Industrials	3.3
Real Estate	1.4
Consumer Staples	1.4
Utilities	0.8
Materials	0.6
Energy	0.2
99.9%

7

MOTLEY FOOL SMALL-CAP GROWTH ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool Small-Cap Growth ETF	-22.06%	-22.60%	17.23%	10/29/2018
Russell 2000 Growth Total Return® Index*	-16.35%	-17.40%	11.35%(1)	—
Fund Expense Ratio(2): 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Russell 2000 Growth Total Return® Index measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations.

8

MOTLEY FOOL SMALL-CAP GROWTH ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Small-Cap Growth ETF was invested in as of February 28, 2022. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Watsco, Inc.	5.4%
Axon Enterprise, Inc.	5.0
Alarm.com Holdings, Inc.	5.0
Heska Corp.	4.8
Penumbra, Inc.	4.2
Globus Medical, Inc., Class A	4.0
Howard Hughes Corp., (The)	3.9
Paylocity Holding Corp.	3.7
RADA Electronic Industries Ltd.	3.5
Ping Identity Holding Corp.	3.3
42.8%

The Motley Fool Small-Cap Growth ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	22.7%
Industrials	22.2
Health Care	20.5
Real Estate	10.7
Consumer Discretionary	6.8
Financials	3.2
Communication Services	2.5
88.6%

9

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022
	Since Inception	Inception Date
Motley Fool Capital Efficiency 100 Index ETF	-12.61%	12/30/2021
Motley Fool Capital Efficiency 100 Index*	-12.62%(1)	—
S&P 500 Total Return Index**	-8.25%(1)	—
Fund Expense Ratio(2): 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool Capital Efficiency 100 Index (“Capital Efficiency 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The Capital Efficiency 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Capital Efficiency 100 Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

10

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Capital Efficiency 100 Index ETF was invested in as of February 28, 2022. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Visa, Inc., Class A	5.7%
Johnson & Johnson	5.4
UnitedHealth Group, Inc.	5.4
Apple, Inc.	5.4
Alphabet, Inc., Class C	5.2
Microsoft Corp.	5.1
Amazon.com, Inc.	5.0
Mastercard, Inc., Class A	5.0
NVIDIA Corp.	4.8
Home Depot, Inc., (The)	4.5
51.5%

The Motley Fool Capital Efficiency 100 Index ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	40.2%
Health Care	20.3
Consumer Discretionary	14.3
Communication Services	12.9
Industrials	5.8
Consumer Staples	4.4
Materials	0.8
Financials	0.4
Real Estate	0.2
99.3%

11

MOTLEY FOOL NEXT INDEX ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2022
	Since Inception	Inception Date
Motley Fool Next Index ETF	-12.44%	12/30/2021
Motley Fool Next Index*	-12.45%(1)	—
Russell 2000 Growth Total Return® Index**	-14.33%(1)	—
Fund Expense Ratio(2): 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool Next Index (“Next Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The Next Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Next Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The Russell 2000 Growth Total Return® Index measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations.

12

MOTLEY FOOL NEXT INDEX ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Next Index ETF was invested in as of February 28, 2022. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
McKesson Corp.	2.3%
Trade Desk, Inc., (The) Class A	2.2
Arista Networks, Inc.	2.0
Corning, Inc.	1.9
Cummins, Inc.	1.6
Nasdaq, Inc.	1.5
Cerner Corp.	1.5
Live Nation Entertainment, Inc.	1.4
Sirius XM Holdings, Inc.	1.4
MongoDB, Inc.	1.4
17.2%

The Motley Fool Next Index ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	33.1%
Health Care	17.1
Consumer Discretionary	16.3
Industrials	11.6
Financials	8.2
Communication Services	7.3
Consumer Staples	3.5
Real Estate	1.7
Materials	0.8
Energy	0.2
99.8%

13

Motley Fool Asset Management ETFs

Fund Expense Examples

FEBRUARY 28, 2022 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period. For the Motley Fool Capital Efficiency Fund and the Motley Fool Next Index Fund the actual values and expenses are based on the 60-day period from inception on December 30, 2021 through February 28, 2022.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain,etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

14

Motley Fool Asset Management ETFs

Fund Expense Examples (Concluded)

FEBRUARY 28, 2022 (Unaudited)

	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Funds
Motley Fool Global Opportunities ETF
Actual	$ 1,000.00	$ 825.00	$ 4.39	0.97%	-17.50%
Hypothetical (5% return before expenses)	1,000.00	1,019.98	4.86	0.97	N/A
Motley Fool Mid-Cap Growth ETF
Actual	$ 1,000.00	$ 834.80	$ 4.55	1.00%	-16.52%
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01	1.00	N/A
Motley Fool 100 Index ETF
Actual	$ 1,000.00	$ 924.20	$ 2.39	0.50%	-7.58%
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51	0.50	N/A
Motley Fool Small-Cap Growth ETF
Actual	$ 1,000.00	$ 779.40	$ 3.75	0.85%	-22.06%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85	N/A
Motley Fool Capital Efficiency 100 Index ETF
Actual	$ 1,000.00	$ 1,022.32	$ 0.83	0.50%	-12.61%(3)
Hypothetical (5% return before expenses)	1,000.00	1,000.00	2.48	0.50	N/A
Motley Fool Next Index ETF
Actual	$ 1,000.00	$ 1,000.00	$ 0.82	0.50%	-12.44%(3)
Hypothetical (5% return before expenses)	1,000.00	1,000.00	2.48	0.50	N/A

(1)

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2021 through February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. For the Motley Fool Capital Efficiency Fund and the Motley Fool Next Index Fund the actual dollar amounts shown are expenses paid by the Funds during the period from the Funds’ inception on December 30, 2021 through February 28, 2022 multiplied by 60 days, which is the number of days from the Funds’ inception through February 28, 2022. The Fund’s ending account value in the first section in the table is based on the actual since inception total investment return for the Fund.

(2)

For the Motley Fool Global Opportunities ETF and Motley Fool Mid-Cap Growth ETF the ratios reflect expenses waived by the Funds’ investment adviser. Without these waivers, the Funds’ expenses would have been higher and the ending account values would have been lower.

(3)	Since inception December 30, 2021.

15

Motley Fool global opportunities ETF

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 98.6%
Aerospace & Defense — 3.7%
Axon Enterprise, Inc. (United States)*(a)	145,864	$20,457,426
Banks — 3.3%
Bank of Georgia Group PLC (Georgia)	285,036	5,039,741
HDFC Bank., Ltd., ADR (India)(a)	204,892	12,738,136
		17,777,877
Biotechnology — 0.5%
Ultragenyx Pharmaceutical, Inc. (United States)*(a)	43,768	2,946,462
Capital Markets — 4.3%
Brookfield Asset Management, Inc., Class A (Canada)(a)	388,956	21,252,556
Georgia Capital PLC (Georgia)*	302,237	2,274,592
		23,527,148
Commercial Services & Supplies — 3.4%
Waste Connections, Inc. (Canada)	150,732	18,613,895
Consumer Finance — 1.6%
Gentera SAB de CV (Mexico)*	11,609,894	8,741,007
Diversified Telecommunication Services — 1.7%
Cellnex Telecom SA (Spain)*	199,346	9,083,737
Entertainment — 3.8%
Sea Ltd. ADR (Cayman Islands)*(a)	19,450	2,831,920
Universal Music Group NV (Netherlands)	510,502	11,636,922
Vivendi SA (France)	510,502	6,473,861
		20,942,703
Equity Real Estate Investment Trusts (REITs) — 6.3%
American Tower Corp. (United States)	43,768	9,929,646
Equinix, Inc. (United States)	19,450	13,804,249
SBA Communications Corp. (United States)	34,532	10,476,663
		34,210,558
Food & Staples Retailing — 2.1%
Costco Wholesale Corp. (United States)	22,384	11,622,892

The accompanying notes are an integral part of these financial statements.

16

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies — 5.2%
Medtronic PLC (Ireland)	199,618	$20,957,894
ResMed, Inc. (United States)	31,120	7,678,860
		28,636,754
Health Care Providers & Services — 0.0%
NMC Health PLC (United Arab Emirates)(b)	485,482	9,769
Hotels, Restaurants & Leisure — 4.0%
Starbucks Corp. (United States)	150,732	13,835,690
Yum China Holdings, Inc. (China)(a)	156,329	8,132,235
		21,967,925
Interactive Media & Services — 6.5%
Alphabet, Inc., Class C (United States)*	8,782	23,692,255
Tencent Holding Ltd. (China)	219,374	11,824,064
		35,516,319
Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc. (United States)*	11,092	34,066,416
JD.com, Inc., Class A (Cayman Islands)*	10,531	376,236
MercadoLibre, Inc. (Argentina)*(a)	13,991	15,762,960
		50,205,612
IT Services — 7.3%
Mastercard, Inc., Class A (United States)	83,624	30,173,212
PayPal Holdings, Inc. (United States)*	85,480	9,567,776
		39,740,988
Life Sciences Tools & Services — 3.4%
ICON PLC (Ireland)*	77,800	18,517,178
Machinery — 0.5%
Fanuc Corp. (Japan)	15,560	2,863,235
Media — 3.2%
Cardlytics, Inc. (United States)*(a)	72,932	4,230,056
Comcast Corp., Class A (United States)	228,510	10,685,127
System1 Group PLC (United Kingdom)*	627,180	2,355,827
		17,271,010

The accompanying notes are an integral part of these financial statements.

17

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Real Estate Management & Development — 2.5%
Jones Lang LaSalle, Inc. (United States)*	54,460	$13,409,141
Semiconductors & Semiconductor Equipment — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)(a)	178,818	19,135,314
Software — 10.9%
Atlassian Corp., PLC, Class A (Australia)*	91,404	27,944,031
Avalara, Inc. (United States)*(a)	38,900	4,042,099
Douzone Bizon Co., Ltd. (South Korea)	124,798	5,013,302
Everbridge, Inc. (United States)(a)*	110,376	4,362,060
Paycom Software, Inc. (United States)*	35,988	12,207,489
Splunk, Inc. (United States)*	50,570	5,972,317
		59,541,298
Trading Companies & Distributors — 6.6%
Fastenal Co. (United States)	241,158	12,409,991
Watsco, Inc. (United States)	87,514	23,896,573
		36,306,564
Transportation Infrastructure — 3.3%
International Container Terminal Services, Inc. (Philippines)	4,366,915	17,937,825
Wireless Telecommunication Services — 1.8%
Safaricom PLC (Kenya)	4,000,000	1,263,065
SoftBank Group Corp. (Japan)	194,478	8,669,593
		9,932,658
Total Common Stocks (Cost $297,586,786)		538,915,295

Investments Purchased with Proceeds from Securities Lending Collateral — 12.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%	65,451,217	65,451,217
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $65,451,217)		65,451,217

The accompanying notes are an integral part of these financial statements.

18

Motley Fool global opportunities ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Short-Term Investments — 1.3%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(c)	6,881,880	$6,881,880
Total Short-Term Investments (Cost $6,881,880)		6,881,880

Total Investments (Cost $369,919,883) — 111.9%		611,248,392
Liabilities in Excess of Other Assets — (11.9)%		(64,800,842)
NET ASSETS — 100.0%
(Applicable to 19,356,769 shares outstanding)		$546,447,550

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SP ADR — Sponsored ADR

(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $64,170,936.

(b)

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2022, these securities amounted to $9,769 or 0.0% of net assets.

(c)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

19

Motley Fool mid-cap growth ETF

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 98.2%
Aerospace & Defense — 4.7%
Axon Enterprise, Inc. (United States)*	86,544	$12,137,796
Air Freight & Logistics — 3.1%
GXO Logistics, Inc. (United States)*(a)	96,159	8,070,625
Auto Components — 6.0%
Gentex Corp. (United States)(a)	288,448	8,731,321
LCI Industries (United States)(a)	53,286	6,635,173
		15,366,494
Automobiles — 2.4%
Thor Industries, Inc. (United States)(a)	69,716	6,309,298
Banks — 4.1%
SVB Financial Group (United States)*	17,312	10,491,072
Biotechnology — 0.3%
Ultragenyx Pharmaceutical, Inc. (United States)*(a)	10,584	712,515
Electronic Equipment, Instruments & Components — 3.8%
Cognex Corp. (United States)	72,120	4,872,427
IPG Photonics Corp. (United States)*(a)	37,980	4,950,693
		9,823,120
Equity Real Estate Investment Trusts (REITs) — 5.1%
SBA Communications Corp. (United States)	43,272	13,128,292
Health Care Equipment & Supplies — 10.9%
Cooper Companies, Inc. (The) (United States)(a)	34,040	13,923,041
Heska Corp. (United States)*(a)	15,418	2,189,356
ResMed, Inc. (United States)	48,564	11,983,167
		28,095,564
Health Care Providers & Services — 1.9%
HealthEquity, Inc. (United States)*(a)	91,352	4,906,516
Health Care Technology — 2.0%
Teladoc, Inc. (United States)*(a)	67,312	5,109,654

The accompanying notes are an integral part of these financial statements.

20

Motley Fool mid-cap growth ETF

Schedule of Investments (continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Insurance — 9.2%
Brown & Brown, Inc. (United States)	192,304	$13,001,673
Markel Corp. (United States)*	8,564	10,644,281
		23,645,954
IT Services — 3.0%
Broadridge Financial Solutions, Inc. (United States)(a)	52,888	7,732,754
Media — 0.8%
Cardlytics, Inc. (United States)*(a)	33,656	1,952,048
Real Estate Management & Development — 4.4%
Jones Lang LaSalle, Inc. (United States)*	46,644	11,484,686
Road & Rail — 2.7%
XPO Logistics, Inc. (United States)*	96,159	6,988,836
Software — 21.6%
Alarm.com Holdings, Inc. (United States)*	131,638	8,665,730
ANSYS, Inc. (United States)*(a)	7,696	2,494,966
Avalara, Inc. (United States)*(a)	47,112	4,895,408
Everbridge, Inc. (United States)*	71,636	2,831,055
Paycom Software, Inc. (United States)*	21,546	7,308,619
Paylocity Holding Corp. (United States)*	47,353	10,059,671
Splunk, Inc. (United States)*	65,392	7,722,795
Tyler Technologies, Inc. (United States)*(a)	27,312	11,696,637
		55,674,881
Specialty Retail — 1.9%
Tractor Supply Co. (United States)	23,856	4,861,614
Trading Companies & Distributors — 10.3%
Fastenal Co. (United States)	186,044	9,573,824
Watsco, Inc. (United States)	62,504	17,067,342
		26,641,166
Total Common Stocks (Cost $129,042,393)		253,132,885

The accompanying notes are an integral part of these financial statements.

21

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Investments Purchased with Proceeds from Securities Lending Collateral — 20.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%	53,984,485	$53,984,485
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $53,984,485)		53,984,485

Short-Term Investments — 1.9%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(b)	4,966,393	4,966,393
Total Short-Term Investments (Cost $4,966,393)		4,966,393

Total Investments (Cost $187,993,271) — 121.0%		312,083,763
Liabilities in Excess of Other Assets — (21.0)%		(54,131,520)
NET ASSETS — 100.0%
(Applicable to 9,990,777 shares outstanding)		$257,952,243

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $52,897,373.

(b)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

22

Motley Fool 100 Index ETF

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 99.9%
Aerospace & Defense — 0.2
TransDigm Group, Inc. (United States)*(a)	1,422	$947,891
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)(a)	6,826	1,517,215
Automobiles — 4.4%
Tesla, Inc. (United States)*	25,965	22,600,715
Banks — 0.2%
SVB Financial Group (United States)*	1,511	915,666
Beverages — 0.2%
Monster Beverage Corp. (United States)*	13,631	1,150,456
Biotechnology — 1.8%
Amgen, Inc. (United States)(a)	14,657	3,319,517
Biogen, Inc. (United States)*	3,784	798,462
Gilead Sciences, Inc. (United States)	32,281	1,949,772
Moderna, Inc. (United States)*	10,446	1,604,506
Vertex Pharmaceuticals, Inc. (United States)*	6,550	1,506,631
		9,178,888
Capital Markets — 1.9%
Charles Schwab Corp., (The) (United States)	48,880	4,128,405
CME Group, Inc. (United States)(a)	9,249	2,187,666
Intercontinental Exchange, Inc. (United States)	14,536	1,862,352
Moody’s Corp. (United States)	4,784	1,540,592
		9,719,015
Chemicals — 0.6%
Ecolab, Inc. (United States)	7,383	1,301,328
Sherwin-Williams Co., (The) (United States)	6,703	1,763,760
		3,065,088
Commercial Services & Supplies — 0.6%
Cintas Corp. (United States)	2,664	999,852
Copart, Inc. (United States)*	6,104	750,060
Waste Management, Inc. (United States)	10,765	1,554,466
		3,304,378

The accompanying notes are an integral part of these financial statements.

23

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B (United States)*	57,787	$18,575,631
Electric Utilities — 0.8%
NextEra Energy, Inc. (United States)	50,502	3,952,792
Entertainment — 3.0%
Activision Blizzard, Inc. (United States)	20,044	1,633,586
Electronic Arts, Inc. (United States)	7,279	946,925
Netflix, Inc. (United States)*(a)	11,429	4,508,969
ROBLOX Corp., Class A (United States)*(a)	14,911	768,960
Roku, Inc. (United States)*(a)	3,462	483,053
Walt Disney Co., (The) (United States)*	46,895	6,962,032
		15,303,525
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp. (United States)	11,721	2,659,143
Crown Castle International Corp. (United States)	11,135	1,854,979
Digital Realty Trust, Inc. (United States)	7,304	985,456
Equinix, Inc. (United States)	2,316	1,643,735
		7,143,313
Food & Staples Retailing — 1.2%
Costco Wholesale Corp. (United States)	11,458	5,949,566
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc. (United States)*(a)	2,027	1,036,729
Becton Dickinson and Co. (United States)(a)	7,343	1,992,009
DexCom, Inc. (United States)*	2,495	1,032,705
IDEXX Laboratories, Inc. (United States)*	2,185	1,163,185
Intuitive Surgical, Inc. (United States)*	9,194	2,669,294
ResMed, Inc. (United States)	3,766	929,261
		8,823,183
Health Care Providers & Services — 3.4%
CVS Health Corp. (United States)	34,263	3,551,360
HCA Healthcare, Inc. (United States)	8,013	2,005,734
UnitedHealth Group, Inc. (United States)	24,300	11,563,641
		17,120,735

The accompanying notes are an integral part of these financial statements.

24

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (United States)*	3,958	$906,580
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A (United States)*	16,115	2,441,262
Booking Holdings, Inc. (United States)*	1,057	2,296,068
Chipotle Mexican Grill, Inc. (United States)*	723	1,101,382
Marriott International, Inc., Class A (United States)*	8,381	1,425,943
Starbucks Corp. (United States)	30,421	2,792,344
		10,056,999
Industrial Conglomerates — 0.7%
3M Co. (United States)	15,011	2,231,385
Roper Technologies, Inc. (United States)(a)	2,713	1,216,021
		3,447,406
Insurance — 0.2%
Aflac, Inc. (United States)	17,175	1,049,221
Interactive Media & Services — 12.3%
Alphabet, Inc., Class C (United States)*	17,075	46,065,276
Meta Platforms, Inc., Class A (United States)*(a)	71,768	15,145,201
Match Group, Inc. (United States)*	7,286	812,316
Twitter, Inc. (United States)*(a)	20,610	732,686
		62,755,479
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc. (United States)*	13,084	40,184,366
eBay, Inc. (United States)	16,127	880,373
		41,064,739
IT Services — 6.3%
Cloudflare, Inc., Class A (United States)*	8,290	965,122
Cognizant Technology Solutions Corp., Class A (United States)	13,518	1,164,305
EPAM Systems, Inc. (United States)*	1,462	303,730
Mastercard, Inc., Class A (United States)	25,383	9,158,694
Okta, Inc. (United States)*(a)	4,008	732,823
PayPal Holdings, Inc. (United States)*	30,239	3,384,651
Snowflake, Inc., Class A (United States)*	7,882	2,093,932
Block, Inc. (United States)*(a)	11,883	1,515,083

The accompanying notes are an integral part of these financial statements.

25

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
IT Services (continued)
Twilio, Inc., Class A (United States)*(a)	4,595	$803,206
Visa, Inc., Class A (United States)(a)	54,488	11,775,947
		31,897,493
Life Sciences Tools & Services — 0.3%
Illumina, Inc. (United States)*	4,023	1,313,912
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)(a)	59,416	1,033,838
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co. (United States)	57,661	3,959,581
Johnson & Johnson (United States)	68,356	11,249,347
		15,208,928
Professional Services — 0.1%
CoStar Group, Inc. (United States)*	10,175	620,777
Road & Rail — 1.3%
Old Dominion Freight Line, Inc. (United States)(a)	2,960	929,529
Uber Technologies, Inc. (United States)*	49,927	1,798,870
Union Pacific Corp. (United States)(a)	16,666	4,099,002
		6,827,401
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. (United States)*	0	31
Broadcom, Inc. (United States)	10,652	6,257,411
Lam Research Corp. (United States)(a)	3,621	2,032,648
NVIDIA Corp. (United States)	64,498	15,727,837
		24,017,927
Software — 17.8%
Adobe Systems, Inc. (United States)*	12,276	5,741,240
Autodesk, Inc. (United States)*	5,662	1,246,942
Cadence Design Systems, Inc. (United States)*	7,141	1,081,362
Crowdstrike Holdings, Inc., Class A (United States)*	5,908	1,153,301
Datadog, Inc., Class A (United States)*(a)	8,030	1,293,713
DocuSign, Inc. (United States)*	5,099	603,875
Fortinet, Inc. (United States)*	4,208	1,449,740
Intuit, Inc. (United States)	7,315	3,470,017

The accompanying notes are an integral part of these financial statements.

26

Motley Fool 100 Index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software (continued)
Microsoft Corp. (United States)	194,102	$57,995,737
Palo Alto Networks, Inc. (United States)*	2,540	1,509,395
Salesforce.com, Inc. (United States)*	25,413	5,350,199
ServiceNow, Inc. (United States)*	5,119	2,968,610
Synopsys, Inc. (United States)*	3,953	1,234,878
Unity Software, Inc. (United States)*(a)	7,521	800,610
VMware, Inc., Class A (United States)	10,829	1,270,458
Workday, Inc., Class A (United States)*(a)	6,441	1,475,311
Zoom Video Communications, Inc., Class A (United States)*(a)	7,677	1,017,970
Zscaler, Inc. (United States)*(a)	3,610	863,331
		90,526,689
Specialty Retail — 1.7%
Home Depot, Inc., (The) (United States)	26,941	8,508,776
Technology Hardware, Storage & Peripherals — 13.8%
Apple, Inc. (United States)	423,814	69,980,168
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B (United States)	40,836	5,576,156
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. (United States)*	32,226	3,970,565
Total Common Stocks (Cost $342,401,044)		508,031,111

The accompanying notes are an integral part of these financial statements.

27

Motley Fool 100 Index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)*(b)	8,565	$51,604
Total Rights (Cost $21,401)		51,604

Investments Purchased with Proceeds from Securities Lending Collateral — 9.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%	47,627,881	47,627,881
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $47,627,881)		47,627,881

Short-Term Investments — 0.0%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(c)	70,459	70,459
Total Short-Term Investments (Cost $70,459)		70,459

Total Investments (Cost $390,120,785) — 109.3%		555,781,055
Liabilities in Excess of Other Assets — (9.3)%		(47,517,495)
NET ASSETS — 100.0%
(Applicable to 13,075,000 shares outstanding)		$508,263,560

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $47,068,496.

(b)

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 28, 2022, these securities amounted to $51,604 or 0.0% of net assets.

(c)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

28

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 88.6%
Aerospace & Defense — 8.4%
Axon Enterprise, Inc. (United States)*	41,204	$5,778,861
RADA Electronic Industries Ltd. (Israel)*	307,704	4,027,845
		9,806,706
Auto Components — 5.7%
Fox Factory Holding Corp. (United States)*(a)	26,223	3,094,838
Gentex Corp. (United States)	117,648	3,561,205
		6,656,043
Biotechnology — 3.2%
PTC Therapeutics, Inc. (United States)*	35,276	1,238,893
Ultragenyx Pharmaceutical, Inc. (United States)*(a)	37,667	2,535,743
		3,774,636
Building Products — 2.9%
Trex Co., Inc. (United States)*(a)	36,930	3,391,651
Diversified Consumer Services — 1.1%
Frontdoor, Inc. (United States)*	43,139	1,296,327
Electronic Equipment, Instruments & Components — 1.9%
NLight, Inc. (United States)*(a)	135,914	2,215,398
Equity Real Estate Investment Trusts (REITs) — 2.7%
STAG Industrial, Inc. (United States)	79,693	3,104,839
Health Care Equipment & Supplies — 15.6%
Globus Medical, Inc., Class A (United States)*	66,248	4,658,560
Heska Corp. (United States)*(a)	39,453	5,602,326
Mesa Laboratories, Inc. (United States)(a)	11,504	2,937,316
Penumbra, Inc. (United States)*(a)	22,050	4,889,367
		18,087,569
Health Care Providers & Services — 0.7%
HealthEquity, Inc. (United States)*(a)	15,472	831,001
Health Care Technology — 1.0%
Schrodinger, Inc. (United States)*(a)	31,761	1,104,012
Insurance — 3.2%
Goosehead Insurance, Inc., Class A (United States)(a)	43,008	3,740,836

The accompanying notes are an integral part of these financial statements.

29

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Machinery — 2.6%
John Bean Technologies Corp. (United States)	26,186	$2,968,707
Media — 2.5%
Cardlytics, Inc. (United States)*(a)	50,666	2,938,628
Real Estate Management & Development — 8.0%
Howard Hughes Corp., (The) (United States)*(a)	47,046	4,496,657
Jones Lang LaSalle, Inc. (United States)*	9,853	2,426,005
Newmark Group, Inc., Class A (United States)(a)	133,513	2,360,510
		9,283,172
Road & Rail — 2.9%
Landstar System, Inc. (United States)(a)	21,750	3,358,418
Software — 20.8%
Alarm.com Holdings, Inc. (United States)*	87,502	5,760,257
Everbridge, Inc. (United States)*	40,586	1,603,959
Paylocity Holding Corp. (United States)*	20,221	4,295,749
Ping Identity Holding Corp. (United States)*	183,130	3,853,055
Q2 Holdings, Inc. (United States)*(a)	54,300	3,532,215
Smartsheet, Inc., Class A (United States)*	63,799	3,392,193
Upland Software, Inc. (United States)*	88,858	1,675,862
		24,113,290
Trading Companies & Distributors — 5.4%
Watsco, Inc. (United States)(a)	22,800	6,225,768
Total Common Stocks (Cost $101,488,306)		102,897,001

The accompanying notes are an integral part of these financial statements.

30

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Investments Purchased with Proceeds from Securities Lending Collateral — 29.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12%	34,085,831	$34,085,831
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $34,085,831)		34,085,831

Short-Term Investments — 11.5%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(b)	13,337,010	13,337,010
Total Short-Term Investments (Cost $13,337,010)		13,337,010

Total Investments (Cost $148,911,147) — 129.4%		150,319,842
Liabilities in Excess of Other Assets — (29.4)%		(34,143,690)
NET ASSETS — 100.0%
(Applicable to 3,750,000 shares outstanding)		$116,176,152

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 28, 2022, the market value of securities on loan was $33,206,822.

(b)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

31

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 99.3%
Aerospace & Defense — 0.0%
AeroVironment, Inc. (United States)*	7	$497
Beverages — 0.8%
Boston Beer Co Inc., Class A (The) (United States)*	7	2,684
Monster Beverage Corp. (United States)*	259	21,860
		24,544
Biotechnology — 3.1%
Amgen, Inc. (United States)	232	52,543
Biogen, Inc. (United States)*	63	13,294
Exact Sciences Corp. (United States)*	56	4,371
Exelixis, Inc. (United States)*	133	2,731
Vertex Pharmaceuticals, Inc. (United States)*	99	22,772
		95,711
Capital Markets — 0.2%
MarketAxess Holdings, Inc. (United States)	14	5,340
PJT Partners, Inc., Class A (United States)	7	447
		5,787
Chemicals — 0.8%
Balchem Corp. (United States)	11	1,522
Ecolab, Inc. (United States)	109	19,212
RPM International, Inc. (United States)	56	4,736
		25,470
Commercial Services & Supplies — 1.6%
Cintas Corp. (United States)	42	15,763
Copart, Inc. (United States)*	91	11,182
Waste Management, Inc. (United States)	154	22,238
		49,183
Construction & Engineering — 0.1%
MasTec, Inc. (United States)*	21	1,654
Consumer Finance — 0.2%
Upstart Holdings, Inc. (United States)*	35	5,530
Distributors — 0.2%
LKQ Corp. (United States)	126	5,916

The accompanying notes are an integral part of these financial statements.

32

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp. (United States)	63	$4,256
National Instruments Corp. (United States)	63	2,529
Zebra Technologies Corp., Class A (United States)*	28	11,574
		18,359
Entertainment — 3.3%
Activision Blizzard, Inc. (United States)	323	26,325
Netflix, Inc. (United States)*	172	67,857
Skillz, Inc. (United States)*	336	1,045
Take-Two Interactive Software, Inc. (United States)*	42	6,804
		102,031
Food & Staples Retailing — 3.5%
Casey’s General Stores, Inc. (United States)	17	3,197
Costco Wholesale Corp. (United States)	200	103,850
		107,047
Food Products — 0.1%
Darling Ingredients, Inc. (United States)*	56	4,059
Health Care Equipment & Supplies — 2.9%
ABIOMED, Inc. (United States)*	17	5,283
Globus Medical, Inc., Class A (United States)*	35	2,461
IDEXX Laboratories, Inc. (United States)*	50	26,617
Intuitive Surgical, Inc. (United States)*	135	39,195
ResMed, Inc. (United States)	63	15,545
		89,101
Health Care Providers & Services — 7.1%
HCA Healthcare, Inc. (United States)	145	36,295
McKesson Corp. (United States)	56	15,398
UnitedHealth Group, Inc. (United States)	347	165,127
		216,820
Health Care Technology — 1.2%
Cerner Corp. (United States)	161	15,013
Doximity, Inc., Class A (United States)*	126	7,730
Veeva Systems, Inc., Class A (United States)*	64	14,659
		37,402

The accompanying notes are an integral part of these financial statements.

33

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.1%
Wingstop, Inc. (United States)	14	$2,035
Household Durables — 0.2%
iRobot Corp. (United States)*	7	435
Meritage Homes Corp. (United States)*	14	1,380
NVR, Inc. (United States)*	1	4,959
		6,774
Industrial Conglomerates — 1.1%
3M Co. (United States)	219	32,554
Interactive Media & Services — 9.1%
Alphabet, Inc., Class C (United States)*	59	159,171
Bumble, Inc., Class A (United States)*	98	2,512
Facebook, Inc., Class A (United States)*	516	108,891
Pinterest, Inc., Class A (United States)*	238	6,367
		276,941
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc. (United States)*	50	153,563
eBay, Inc. (United States)	231	12,610
Etsy, Inc. (United States)*	56	8,674
		174,847
IT Services — 11.8%
Cognizant Technology Solutions Corp., Class A (United States)	231	19,896
EPAM Systems, Inc. (United States)*	21	4,363
GoDaddy, Inc., Class A (United States)*	63	5,255
Jack Henry & Associates, Inc. (United States)	28	4,950
Mastercard, Inc., Class A (United States)	424	152,987
Visa, Inc., Class A (United States)	807	174,409
		361,860
Life Sciences Tools & Services — 0.6%
Illumina, Inc. (United States)*	52	16,983
Machinery — 0.3%
Cummins, Inc. (United States)	50	10,206

The accompanying notes are an integral part of these financial statements.

34

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Media — 0.5%
New York Times Co., Class A (The) (United States)	63	$2,771
Sirius XM Holdings, Inc. (United States)	1,897	11,686
		14,457
Multiline Retail — 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (United States)*	21	907
Pharmaceuticals — 5.4%
Johnson & Johnson (United States)	1,010	166,216
Professional Services — 0.0%
Upwork, Inc. (United States)*	49	1,239
Real Estate Management & Development — 0.2%
Zillow Group, Inc., Class C (United States)*	84	4,832
Road & Rail — 2.5%
Old Dominion Freight Line, Inc. (United States)	53	16,643
Union Pacific Corp. (United States)	242	59,520
		76,163
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. (United States)*	0	55
Cirrus Logic, Inc. (United States)*	21	1,824
Lam Research Corp. (United States)	60	33,681
NVIDIA Corp. (United States)	607	148,017
Skyworks Solutions, Inc. (United States)	63	8,705
Universal Display Corp. (United States)	14	2,169
		194,451
Software — 16.0%
Adobe Systems, Inc. (United States)*	249	116,452
Alarm.com Holdings, Inc. (United States)*	14	922
Appfolio, Inc., Class A (United States)*	14	1,584
Autodesk, Inc. (United States)*	105	23,124
Cadence Design Systems, Inc. (United States)*	140	21,200
Fair Isaac Corp. (United States)*	15	7,068
Fortinet, Inc. (United States)*	74	25,495
Microsoft Corp. (United States)	527	157,462
Paycom Software, Inc. (United States)*	21	7,123

The accompanying notes are an integral part of these financial statements.

35

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software (continued)
ServiceNow, Inc. (United States)*	88	$51,033
Synopsys, Inc. (United States)*	70	21,867
UiPath, Inc., Class A (United States)*	217	7,532
VMware, Inc., Class A (United States)	147	17,246
Workday, Inc., Class A (United States)*	112	25,654
Zendesk, Inc. (United States)*	42	4,900
		488,662
Specialty Retail — 5.0%
Home Depot, Inc. (The) (United States)	432	136,439
RH (United States)*	10	4,019
Sleep Number Corp. (United States)*	7	460
Ulta Beauty, Inc. (United States)*	22	8,239
Williams-Sonoma, Inc. (United States)	32	4,635
Winmark Corp. (United States)	1	226
		154,018
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. (United States)	992	163,799
Pure Storage, Inc., Class A (United States)*	119	3,087
		166,886
Textiles, Apparel & Luxury Goods — 3.0%
NIKE, Inc., Class B (United States)	651	88,894
Under Armour, Inc., Class A (United States)*	182	3,256
		92,150
Trading Companies & Distributors — 0.2%
Watsco, Inc. (United States)	17	4,642
Total Common Stocks (Cost $3,212,751)		3,035,934

The accompanying notes are an integral part of these financial statements.

36

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Short-Term Investments — 0.3%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)	10,571	$10,571
Total Short-Term Investments (Cost $10,571)		10,571

Total Investments (Cost $3,223,322) — 99.6%		3,046,505
Other Assets in Excess of Liabilities — 0.4%		12,038
NET ASSETS — 100.0%
(Applicable to 175,000 shares outstanding)		$3,058,543

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

37

MOTLEY FOOL next index ETF

Schedule of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks — 99.8%
Aerospace & Defense — 2.6%
AeroVironment, Inc. (United States)*	432	$30,694
Axon Enterprise, Inc. (United States)*	1,261	176,855
HEICO Corp. (United States)	2,340	345,174
Textron, Inc. (United States)	4,072	297,785
Virgin Galactic Holdings, Inc. (United States)*	4,705	45,544
		896,052
Airlines — 0.7%
Alaska Air Group, Inc. (United States)*	2,299	129,066
Hawaiian Holdings, Inc. (United States)*	936	17,952
JetBlue Airways Corp. (United States)*	5,850	89,330
		236,348
Auto Components — 0.5%
BorgWarner, Inc. (United States)	4,446	182,331
Banks — 0.5%
Western Alliance Bancorp (United States)	1,897	177,825
Beverages — 0.5%
Boston Beer Co. Inc., (The) (United States)*	226	86,662
Celsius Holdings, Inc. (United States)*	1,364	87,146
		173,808
Biotechnology — 5.3%
2seventy bio, Inc. (United States)*	390	5,788
Alnylam Pharmaceuticals, Inc. (United States)*	2,203	347,744
AnaptysBio, Inc. (United States)*	495	15,132
BioMarin Pharmaceutical, Inc. (United States)*	3,383	264,280
Bluebird Bio, Inc. (United States)*	1,248	7,538
Editas Medicine, Inc. (United States)*	1,248	21,366
Emergent BioSolutions, Inc. (United States)*	975	40,345
Exact Sciences Corp. (United States)*	3,198	249,636
Exelixis, Inc. (United States)*	5,850	120,100
Invitae Corp. (United States)*	4,134	44,606
Ionis Pharmaceuticals, Inc. (United States)*	2,600	86,788
Neurocrine Biosciences, Inc. (United States)*	1,742	156,554
Seagen, Inc. (United States)*	3,374	434,807
		1,794,684

The accompanying notes are an integral part of these financial statements.

38

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Building Products — 0.6%
Trex Co., Inc. (United States)*	2,122	$194,885
Capital Markets — 5.1%
Affiliated Managers Group, Inc. (United States)	752	104,047
Cboe Global Markets, Inc. (United States)	1,966	230,592
FactSet Research Systems, Inc. (United States)	698	283,451
Interactive Brokers Group, Inc. (United States)	1,809	119,719
Jefferies Financial Group, Inc. (United States)	4,581	162,809
MarketAxess Holdings, Inc. (United States)	702	267,764
Nasdaq, Inc. (United States)	3,095	529,709
PJT Partners, Inc. (United States)	428	27,315
		1,725,406
Chemicals — 0.8%
Balchem Corp. (United States)	599	82,866
RPM International, Inc. (United States)	2,411	203,898
		286,764
Commercial Services & Supplies — 0.9%
Rollins, Inc. (United States)	9,126	297,781
Communications Equipment — 2.9%
Arista Networks, Inc. (United States)*	5,694	698,825
Ubiquiti, Inc. (United States)	1,159	294,258
		993,083
Construction & Engineering — 0.3%
MasTec, Inc. (United States)*	1,336	105,223
Consumer Finance — 0.7%
Upstart Holdings, Inc. (United States)*	1,505	237,775
Distributors — 0.7%
LKQ Corp. (United States)	5,382	252,685
Diversified Consumer Services — 0.5%
2U, Inc. (United States)*	1,371	14,396
Chegg, Inc. (United States)*	2,652	82,928
Grand Canyon Education, Inc. (United States)*	722	62,691
		160,015

The accompanying notes are an integral part of these financial statements.

39

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Diversified Telecommunication Services — 0.0%
Bandwidth, Inc. (United States)*	468	$14,297
Electronic Equipment, Instruments & Components — 5.5%
Cognex Corp. (United States)	3,276	221,327
Coherent, Inc. (United States)*	457	120,794
Corning, Inc. (United States)	15,901	642,400
II-VI, Inc. (United States)*	1,960	136,142
IPG Photonics Corp. (United States)*	987	128,655
Littelfuse, Inc. (United States)	457	118,002
National Instruments Corp. (United States)	2,433	97,685
Zebra Technologies Corp. (United States)*	989	408,793
		1,873,798
Energy Equipment & Services — 0.1%
Oceaneering International, Inc. (United States)*	1,794	26,264
Entertainment — 3.0%
Live Nation Entertainment, Inc. (United States)*	4,070	491,738
Skillz, Inc. (United States)*	7,566	23,530
Take-Two Interactive Software, Inc. (United States)*	2,028	328,536
Zynga, Inc. (United States)*	20,748	188,392
		1,032,196
Equity Real Estate Investment Trusts (REITs) — 0.5%
Retail Opportunity Investments Corp. (United States)	2,225	40,406
STAG Industrial, Inc. (United States)	3,232	125,919
		166,325
Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc. (United States)	688	129,399
Food Products — 2.4%
Beyond Meat, Inc. (United States)*	1,170	54,733
Darling Ingredients, Inc. (United States)*	2,985	216,353
Freshpet, Inc. (United States)*	795	75,708
McCormick & Co., Inc. (United States)	4,937	469,854
		816,648
Health Care Equipment & Supplies — 3.5%
ABIOMED, Inc. (United States)*	842	261,643

The accompanying notes are an integral part of these financial statements.

40

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A (United States)*	1,872	$131,639
Insulet Corp. (United States)*	1,276	337,744
Masimo Corp. (United States)*	1,019	160,442
NuVasive, Inc. (United States)*	950	51,414
Quidel Corp. (United States)*	771	81,564
Shockwave Medical, Inc. (United States)*	643	113,959
STAAR Surgical Co. (United States)*	873	69,246
		1,207,651
Health Care Providers & Services — 3.2%
Fulgent Genetics, Inc. (United States)*	546	34,016
Guardant Health, Inc. (United States)*	1,872	124,057
HealthEquity, Inc. (United States)*	1,524	81,854
McKesson Corp. (United States)	2,822	775,937
Progyny, Inc. (United States)*	1,661	65,377
		1,081,241
Health Care Technology — 3.4%
Cerner Corp. (United States)	5,460	509,145
Doximity, Inc. (United States)*	3,458	212,149
GoodRx Holdings, Inc. (United States)*	7,410	203,034
Teladoc, Inc. (United States)*	2,964	224,997
		1,149,325
Hotels, Restaurants & Leisure — 2.2%
Dave & Buster’s Entertainment, Inc. (United States)*	883	38,269
Hyatt Hotels Corp. (United States)*	2,028	196,939
Planet Fitness, Inc. (United States)*	1,521	128,722
Texas Roadhouse, Inc. (United States)	1,275	121,010
Vail Resorts, Inc. (United States)	749	195,152
Wingstop, Inc. (United States)	550	79,943
		760,035
Household Durables — 1.2%
iRobot Corp. (United States)*	488	30,334
Meritage Homes Corp. (United States)*	691	68,119
NVR, Inc. (United States)*	65	322,298
		420,751

The accompanying notes are an integral part of these financial statements.

41

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Household Products — 0.2%
Spectrum Brands Holdings, Inc. (United States)	766	$71,070
Insurance — 1.5%
Kinsale Capital Group, Inc. (United States)	422	88,519
Lemonade, Inc. (United States)*	1,123	28,580
Markel Corp. (United States)*	253	314,456
Safety Insurance Group, Inc. (United States)	262	21,861
Trupanion, Inc. (United States)*	731	65,520
		518,936
Interactive Media & Services — 1.3%
Bumble, Inc. (United States)*	2,374	60,846
Eventbrite, Inc. (United States)*	1,716	25,929
fuboTV, Inc. (United States)*	2,730	23,341
Pinterest, Inc., Class A (United States)*	12,090	323,407
		433,523
Internet & Direct Marketing Retail — 3.1%
Chewy, Inc., Class A (United States)*	7,722	364,015
Etsy, Inc. (United States)*	2,345	363,217
RealReal Inc., (The) (United States)*	1,716	15,290
Stitch Fix, Inc. (United States)*	1,991	24,987
Wayfair, Inc., Class A (United States)*	1,935	272,583
		1,040,092
IT Services — 6.4%
Broadridge Financial Solutions, Inc. (United States)	2,203	322,100
DigitalOcean Holdings, Inc. (United States)*	2,028	120,301
Euronet Worldwide, Inc. (United States)*	978	125,409
Fastly, Inc. (United States)*	2,184	40,622
Gartner, Inc. (United States)*	1,522	426,799
GoDaddy, Inc. (United States)*	3,065	255,652
Jack Henry & Associates, Inc. (United States)	1,370	242,216
MongoDB, Inc. (United States)*	1,235	471,758
TaskUS, Inc. (United States)*	1,794	51,524
WEX, Inc. (United States)*	830	139,863
		2,196,244

The accompanying notes are an integral part of these financial statements.

42

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Leisure Products — 1.2%
Hasbro, Inc. (United States)	2,559	$248,351
Peloton Interactive, Inc., Class A (United States)*	6,084	176,801
		425,152
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. (United States)*	2,054	167,339
Repligen Corp. (United States)*	1,020	200,634
		367,973
Machinery — 4.0%
Chart Industries, Inc. (United States)*	673	97,181
Cummins, Inc. (United States)	2,663	543,572
Middleby Corp., (The) (United States)*	1,024	181,883
Proto Labs, Inc. (United States)*	495	27,834
Tennant Co. (United States)	332	26,155
Toro Co., (The) (United States)	1,934	181,428
Westinghouse Air Brake Technologies Corp. (United States)	3,449	320,136
		1,378,189
Media — 3.0%
Boston Omaha Corp. (United States)*	546	15,283
Discovery, Inc. (United States)*	12,558	351,247
Magnite, Inc. (United States)*	2,418	35,255
New York Times Co., (The) (United States)	3,078	135,401
Sirius XM Holdings, Inc. (United States)	76,782	472,977
		1,010,163
Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings, Inc. (United States)*	1,170	50,521
Oil, Gas & Consumable Fuels — 0.1%
Clean Energy Fuels Corp. (United States)*	4,134	30,054
Pharmaceuticals — 0.7%
Viatris, Inc. (United States)	22,464	247,329
Professional Services — 0.9%
Robert Half International, Inc. (United States)	2,028	243,948
Upwork, Inc. (United States)*	2,340	59,155
		303,103

The accompanying notes are an integral part of these financial statements.

43

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Real Estate Management & Development — 1.2%
Opendoor Technologies, Inc. (United States)*	11,388	$95,090
Redfin Corp. (United States)*	1,950	42,178
Zillow Group, Inc. (United States)*	4,680	269,194
		406,462
Road & Rail — 1.1%
AMERCO (United States)	363	209,673
XPO Logistics, Inc. (United States)*	2,118	153,936
		363,609
Semiconductors & Semiconductor Equipment — 2.8%
Cirrus Logic, Inc. (United States)*	1,042	90,519
First Solar, Inc. (United States)*	1,962	147,719
Impinj, Inc. (United States)*	430	29,562
Silicon Laboratories, Inc. (United States)*	744	114,360
Skyworks Solutions, Inc. (United States)	3,074	424,735
Universal Display Corp. (United States)	867	134,307
		941,202
Software — 15.1%
Alarm.com Holdings, Inc. (United States)*	902	59,379
Alteryx, Inc. (United States)*	1,248	77,750
Anaplan, Inc. (United States)*	2,730	129,320
Appfolio, Inc. (United States)*	636	71,957
Appian Corp. (United States)*	1,293	78,821
Asana, Inc. (United States)*	3,445	188,752
Avalara, Inc. (United States)*	1,592	165,425
Blackbaud, Inc. (United States)*	858	53,616
Blackline, Inc. (United States)*	1,060	79,829
Cerence, Inc. (United States)*	702	25,349
Coupa Software, Inc. (United States)*	1,382	167,236
Fair Isaac Corp. (United States)*	506	238,422
Five9, Inc. (United States)*	1,256	138,160
HubSpot, Inc. (United States)*	875	459,375
LivePerson, Inc. (United States)*	1,326	26,891
MicroStrategy, Inc. (United States)*	194	85,942
New Relic, Inc. (United States)*	1,196	79,223
Nutanix, Inc. (United States)*	4,003	106,880

The accompanying notes are an integral part of these financial statements.

44

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Software (continued)
PagerDuty, Inc. (United States)*	1,581	$53,469
Paycom Software, Inc. (United States)*	1,073	363,972
Pegasystems, Inc. (United States)	1,501	130,767
Q2 Holdings, Inc. (United States)*	1,038	67,522
Smartsheet, Inc., Class A (United States)*	2,340	124,418
Splunk, Inc. (United States)*	2,939	347,096
SS&C Technologies Holdings, Inc. (United States)	4,698	352,209
Trade Desk, Inc., (The) Class A (United States)*	8,892	758,666
UiPath, Inc. (United States)*	9,750	338,423
Varonis Systems, Inc. (United States)*	1,974	86,066
Zendesk, Inc. (United States)*	2,237	260,991
Zuora, Inc. (United States)*	2,340	35,521
		5,151,447
Specialty Retail — 5.6%
Camping World Holdings, Inc. (United States)	812	24,936
CarMax, Inc. (United States)*	2,988	326,678
Designer Brands, Inc. (United States)*	1,326	17,304
Five Below, Inc. (United States)*	1,029	168,355
GameStop Corp. (United States)*	1,404	173,169
RH (United States)*	395	158,739
Sleep Number Corp. (United States)*	409	26,871
Tractor Supply Co. (United States)	2,116	431,220
Ulta Beauty, Inc. (United States)*	1,002	375,249
Williams-Sonoma, Inc. (United States)	1,346	194,982
Winmark Corp. (United States)	78	17,645
		1,915,148
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc. (United States)*	5,382	139,609
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc. (United States)	780	75,410
Skechers USA, Inc. (United States)*	2,886	132,698
Under Armour, Inc. (United States)*	8,112	145,124
		353,232

The accompanying notes are an integral part of these financial statements.

45

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Thrifts & Mortgage Finance — 0.4%
Axos Financial, Inc. (United States)*	1,092	$59,776
Walker & Dunlop, Inc. (United States)	596	82,457
		142,233
Trading Companies & Distributors — 0.5%
Watsco, Inc. (United States)	663	181,039
Total Common Stocks (Cost $35,056,848)		34,058,925

Short-Term Investments — 0.8%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)	279,672	279,672
Total Short-Term Investments (Cost $279,672)		279,672

Total Investments (Cost $35,336,520) — 100.6%		34,338,597
Liabilities in Excess of Other Assets — (0.6)%		(191,555)
NET ASSETS — 100.0%
(Applicable to 1,950,000 shares outstanding)		$34,147,042

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

46

Motley Fool Asset Management ETFs

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)

	Motley Fool Global Opportunities ETF(1)	Motley Fool Mid-Cap Growth ETF(1)	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
ASSETS
Investments in securities, at value^ (cost $297,586,786, $129,042,393, $342,422,445, $101,488,306, $3,212,752 and $35,056,848 respectively)^	$538,915,295	$253,132,885	$508,082,715	$102,897,001
Investments purchased with proceeds from securities lending collateral (cost $65,451,217, $53,984,485, $47,627,881, $34,085,831, $3,212,752 and $35,056,848 respectively)	65,451,217	53,984,485	47,627,881	34,085,831
Short-term investments, at value (cost $6,881,880, $4,966,393, $70,459, $13,337,010, $10,571 and $279,672 respectively)	6,881,880	4,966,393	70,459	13,337,010
Receivables for:
Dividends and tax reclaims	1,119,719	104,125	328,247	20,625
Investments sold	1,321,088	627,165	953,179
Capital shares sold	—	—	971,823	—
Prepaid expenses and other assets	41,847	31,801	—	—
Total assets	613,731,046	312,846,854	558,034,304	150,340,467

LIABILITIES
Payables for:
Securities lending collateral (see Note 7)	65,451,217	53,984,485	47,627,881	34,085,831
Advisory fees	365,900	170,765	198,107	78,484
Shares of beneficial interest redeemed	1,411,020	641,338	—	—
Shareholder service fee	39,256	77,421	—	—
Investments purchased	—	—	975,823	—
Capital shares redeemed	—	—	968,933	—
Other accrued expenses and liabilities	16,103	20,602	—	—
Total liabilities	67,283,496	54,894,611	49,770,744	34,164,315
Net assets	$546,447,550	$257,952,243	$508,263,560	$116,176,152

NET ASSETS CONSIST OF:
Par value	$19,357	$9,991	$13,075	$3,750
Paid-in capital	287,915,030	128,991,185	338,771,524	104,851,669
Total distributable earnings/(losses)	258,513,163	128,951,067	169,478,961	11,320,733
Net assets	$546,447,550	$257,952,243	$508,263,560	$116,176,152

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	19,356,769	9,990,777	13,075,000	3,750,000
Net asset value, price per share	28.23	25.82	38.87	30.98
^ Includes market value of securities on loan	$64,170,936	$52,897,373	$47,068,496	$33,206,822

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

47

Motley Fool Asset Management ETFs

Statements of Assets and Liabilities (concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
ASSETS
Investments in securities, at value (cost $3,212,751 and $35,056,848 respectively)^	$3,035,934	$34,058,925
Short-term investments, at value (cost $10,571 and $279,672 respectively)	10,571	279,672
Receivables for:
Dividends and tax reclaims	2,555	21,566
Capital shares sold	436,935	—
Prepaid expenses and other assets
Total assets	3,485,995	34,360,163

LIABILITIES
Payables for:
Advisory fees	937	10,461
Investments purchased	426,515	202,660
Total liabilities	427,452	213,121
Net assets	$3,058,543	$34,147,042

NET ASSETS CONSIST OF:
Par value	$175	$1,950
Paid-in capital	3,234,070	35,116,523
Total distributable earnings/(losses)	(175,702)	(971,431)
Net assets	$3,058,543	$34,147,042

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	175,000	1,950,000
Net asset value, price per share	17.48	17.51

The accompanying notes are an integral part of these financial statements.

48

Motley Fool Asset Management ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
INVESTMENT INCOME
Dividends	$18,104,578	$836,694	$1,636,170	$244,628
Less foreign taxes withheld	(2,413,688)	—	—	—
Securities lending income	424,460	14,911	22,223	16,494
Total investment income	16,115,350	851,605	1,658,393	261,122

EXPENSES
Advisory fees (Note 3)	2,708,761	1,289,545	1,341,198	675,996
Shareholder service fees	160,693	116,039	—	—
Administration and accounting services fees	56,262	29,361	—	—
Transfer agent fees and shareholder account services	49,616	25,781	—	—
Officer fees	20,500	9,946	—	—
Director fees	19,473	9,313	—	—
Legal fees	16,748	7,703	—	—
Custodian fees	14,994	2,363	—	—
Printing and shareholder reporting fees	13,846	7,435	—	—
Registration and filing fees	11,016	10,674	—	—
Audit and tax service fees	5,081	5,838	—	—
Other expenses	14,396	22,185	—	—
Total expenses	3,091,386	1,536,183	1,341,198	675,996
Expense fees waived/reimbursed net of amount recaptured	(8,459)	(20,654)	—	—
Net expenses after waivers/reimbursements	3,082,927	1,515,529	1,341,198	675,996
Net investment income/(loss)	13,032,423	(663,924)	317,195	(414,874)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	20,561,838	9,494,416	(1,088,536)	(1,006,760)
Foreign currency transactions	(12,782)	—	—	—
Redemption in-kind	—	—	7,266,079	11,942,756
Net change in unrealized appreciation/(depreciation) on:
Investments	(153,054,123)	(61,992,036)	(49,720,634)	(49,203,384)
Foreign currency translation	(38,785)	—	—	—
Net realized and unrealized gain/(loss)	(132,543,852)	(52,497,620)	(43,543,091)	(38,267,388)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(119,511,429)	$(53,161,544)	$(43,225,896)	$(38,682,262)

The accompanying notes are an integral part of these financial statements.

49

Motley Fool Asset Management ETFs

Statements of Operations (CONCLUDED)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
INVESTMENT INCOME
Dividends	$3,315	$42,034
Total investment income	3,315	42,034

EXPENSES
Advisory fees (Note 3)	1,422	15,121
Total expenses	1,422	15,121
Net investment income/(loss)	1,893	26,913

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(778)	(421)
Net change in unrealized appreciation/(depreciation) on:
Investments	(176,817)	(997,923)
Net realized and unrealized gain/(loss)	(177,595)	(998,344)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(175,702)	$(971,431)

The accompanying notes are an integral part of these financial statements.

50

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
OPERATIONS
Net investment income/(loss)	$13,032,423	$(1,529,228)
Net realized gain/(loss) from investments and foreign currency transactions	20,549,056	40,352,385
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	(153,092,908)	127,446,258
Net increase/(decrease) in net assets resulting from operations	(119,511,429)	166,269,415
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(29,627,168)
Institutional Shares	(48,049,079)	(8,731,295)
Total dividends and distributions to shareholders	(48,049,079)	(38,358,463)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	6,639,475	38,245,067
Reinvestment of dividends	34,320,337	28,940,492
Shares redeemed	(21,247,190)	(70,627,638)
Shares redeemed from exchange to Institutional Shares(1)	(458,662,430)	—
Total from Investor Shares	(438,949,808)	(3,442,079)
Institutional Shares
Proceeds from shares sold	1,095,106,394	26,065,853
Proceeds from Investor Shares exchange(1)	458,662,430	—
Reinvestment of dividends	12,058,120	8,440,970
Shares redeemed	(1,114,443,130)	(7,360,393)
Total from Institutional Shares	451,383,814	27,146,430
Net increase/(decrease) in net assets from capital share transactions	12,434,006	23,704,351
Total increase/(decrease) in net assets	(155,126,502)	151,615,303
NET ASSETS:
Beginning of period	$701,574,052	$549,958,749
End of period	$546,447,550	$701,574,052

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

51

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
SHARE TRANSACTIONS:
Investor Shares
Shares sold	186,937	1,169,191
Shares reinvested	1,111,050	908,079
Shares redeemed	(602,054)	(2,183,641)
Shares exchanged into Institutional Shares(1)	(14,826,857)	—
Net increase/(decrease) in shares	(16,161,743)	(106,371)

Institutional Shares
Shares sold	34,793,590	806,765
Shares exchanged from Investor Shares(1)	14,826,857	—
Shares reinvested	387,405	263,533
Shares redeemed	(20,726,055)	(225,516)
Net increase/(decrease) in shares	29,282,113	844,782

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

52

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
OPERATIONS
Net investment income/(loss)	$(663,924)	$(1,276,392)
Net realized gain/(loss) from investments and foreign currency transactions	9,494,416	27,656,516
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(61,992,036)	41,096,995
Net increase/(decrease) in net assets resulting from operations	(53,161,544)	67,477,119
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(28,230,758)
Institutional Shares	(20,813,933)	(4,600,549)
Total dividends and distributions to shareholders	(20,813,933)	(32,831,307)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	3,027,966	13,864,720
Reinvestment of dividends	16,919,946	27,593,542
Shares redeemed	(9,950,531)	(44,985,080)
Shares redeemed from exchange to Institutional Shares(1)	(250,832,842)	—
Total from Investor Shares	(240,835,458)	(3,526,818)
Institutional Shares(1)
Proceeds from shares sold	552,285,093	7,535,394
Proceeds from Investor Shares exchange(1)	250,832,842	—
Reinvestment of dividends	3,235,692	4,435,828
Shares redeemed	(564,875,366)	(2,493,650)
Total from Institutional Shares	241,478,261	9,477,572
Net increase/(decrease) in net assets from capital share transactions	642,803	5,950,754
Total increase/(decrease) in net assets	(73,332,674)	40,596,566
NET ASSETS:
Beginning of period	$331,284,917	$290,688,351
End of period	$257,952,243	$331,284,917

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

53

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
SHARE TRANSACTIONS:
Investor Shares
Shares sold	95,392	457,162
Shares reinvested	601,491	952,158
Shares redeemed	(312,655)	(1,484,062)
Shares exchanged into Institutional Shares(1)	(8,833,388)	—
Net increase/(decrease) in shares	(8,449,160)	(74,742)

Institutional Shares
Shares sold	19,136,044	243,287
Shares exchanged from Investor Shares(1)	8,833,388	—
Shares reinvested	113,334	151,238
Shares redeemed	(10,897,076)	(80,018)
Net increase/(decrease) in shares	17,175,690	314,507

(1)	Effective December 3, 2021, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of these financial statements.

54

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$317,195	$608,321
Net realized gain/(loss) from investments	6,177,543	3,950,823
Net change in unrealized appreciation/(depreciation) on investments	(49,720,634)	98,157,416
Net increase/(decrease) in net assets resulting from operations	(43,225,896)	102,716,560

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,325,790)	(1,629,559)
Net decrease in net assets from dividends and distributions to shareholders	(1,325,790)	(1,629,559)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,539,380	92,015,882
Shares redeemed	(13,735,633)	(2,638,120)
Net increase/(decrease) in net assets from capital share transactions	24,803,747	89,377,762
Total increase/(decrease) in net assets	(19,747,939)	190,464,763

NET ASSETS:
Beginning of period	528,011,499	337,546,736
End of period	$508,263,560	$528,011,499

SHARES TRANSACTIONS:
Shares sold	900,000	2,575,000
Shares redeemed	(350,000)	(75,000)
Net increase/(decrease) in shares outstanding	550,000	2,500,000

The accompanying notes are an integral part of these financial statements.

55

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(414,874)	$(838,753)
Net realized gain/(loss) from investments	10,935,996	11,029,903
Net change in unrealized appreciation/(depreciation) on investments	(49,203,384)	26,857,789
Net increase/(decrease) in net assets resulting from operations	(38,682,262)	37,048,939

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(3,829,540)	(8,371,857)
Net decrease in net assets from dividends and distributions to shareholders	(3,829,540)	(8,371,857)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,045,968	68,065,890
Shares redeemed	(32,739,603)	(14,105,940)
Net increase/(decrease) in net assets from capital share transactions	(30,693,635)	53,959,950
Total increase/(decrease) in net assets	(73,205,437)	82,637,032

NET ASSETS:
Beginning of period	189,381,589	106,744,557
End of period	$116,176,152	$189,381,589

SHARES TRANSACTIONS:
Shares sold	50,000	1,750,000
Shares redeemed	(950,000)	(375,000)
Net increase/(decrease) in shares outstanding	(900,000)	1,375,000

The accompanying notes are an integral part of these financial statements.

56

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 28, 2022* (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,893
Net realized gain/(loss) from investments	(778)
Net change in unrealized appreciation/(depreciation) on investments	(176,817)
Net increase/(decrease) in net assets resulting from operations	(175,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,234,245
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	3,234,245
Total increase/(decrease) in net assets	3,058,543

NET ASSETS:
Beginning of period	—
End of period	$3,058,543

SHARES TRANSACTIONS:
Shares sold	175,000
Shares redeemed	—
Net increase/(decrease) in shares outstanding	175,000

*	Inception date of the Fund was December 30, 2021.

The accompanying notes are an integral part of these financial statements.

57

MOTLEY FOOL NEXT INDEX ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 28, 2022* (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$26,913
Net realized gain/(loss) from investments	(421)
Net change in unrealized appreciation/(depreciation) on investments	(997,923)
Net increase/(decrease) in net assets resulting from operations	(971,431)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,118,473
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	35,118,473
Total increase/(decrease) in net assets	34,147,042

NET ASSETS:
Beginning of period	—
End of period	$34,147,042

SHARES TRANSACTIONS:
Shares sold	1,950,000
Shares redeemed	—
Net increase/(decrease) in shares outstanding	1,950,000

*	Inception date of the Fund was December 30, 2021.

The accompanying notes are an integral part of these financial statements.

58

MOTLEY FOOL Global Opportunities ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2022		YEARS ENDED AUGUST 31,				FISCAL PERIOD ENDED AUGUST 31,		YEAR ENDED OCTOBER 31,
Institutional Shares	(UNAUDITED)		2021	2020	2019	2018	2017(1)(2)		2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$37.03		$30.17	$25.09	$25.97	$24.09	$20.40		$20.35
Net investment income/(loss)(3)	0.68		(0.05)	— *	0.05	0.02	0.09		0.08
Net realized and unrealized gain/(loss) from investments	(4.34)		9.03	6.21	0.80	4.94	4.25		0.02
Net increase/(decrease) in net assets resulting from operations	(3.66)		8.98	6.21	0.85	4.96	4.34		0.10
Dividends and distributions to shareholders from:
Net investment income	(1.52)		—	(0.04)	—	(0.03)	(0.09)		(0.04)
Net realized capital gains	(3.62)		(2.12)	(1.09)	(1.73)	(3.05)	(0.56)		(0.01)
Total dividends and distributions to shareholders	(5.14)		(2.12)	(1.13)	(1.73)	(3.08)	(0.65)		(0.05)
Redemption and small-balance account fees(3)	—		—	—	—	— *	—	*	— *
Net asset value, end of period	$28.23		$37.03	$30.17	$25.09	$25.97	$24.09		$20.40
Market value, end of period	$27.80		$—	$—	$—	$—	$—		$—
Total investment return/(loss) on net asset value	(17.50	)%(6)	30.86%	25.64%	4.94%	22.48%	21.97	%(6)	(0.47)%
Total investment return/(loss) on market price(5)	(18.70)%		—%	—%	—%	—%	—%		—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$546,448		$181,509	$122,406	$92,760	$78,987	$60,623		$7,243
Ratio of expenses to average net assets	0.97	%(7)	0.95%	0.95%	0.95%	0.95%	0.95	%(7)	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.97	%(7)	0.98%	1.00%	0.99%	1.06%	1.17	%(7)	2.12%
Ratio of net investment income/(loss) to average net assets	4.09	%(7)	(0.16)%	(0.01)%	0.19%	0.07%	0.48	%(7)	0.39%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	4.09	%(7)	(0.19)%	(0.06)%	0.15%	(0.04)%	0.26	%(7)	(0.78)%
Portfolio turnover rate	3	%(6)	12%	10%	11%	15%	38	%(6)	26%

*	Amount represents less than $0.005 per share.

(1)	The Fund changed its fiscal year end to August 31 during the period.

(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Global Opportunities ETF, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.

(4)

Total investment return/(loss) on net asset value reflects the rate an investor would have earned on an investment in the Fund during the period. For the year ended August 31, 2018, the fiscal period ended August 31, 2017 and the years ended October 31, 2016, October 31, 2015 and October 31, 2014, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

59

MOTLEY FOOL Mid-Cap Growth ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2022		YEARS ENDED AUGUST 31,				FISCAL PERIOD ENDED AUGUST 31,		YEAR ENDED OCTOBER 31,
Institutional Shares	(UNAUDITED)		2021	2020	2019	2018	2017(1)(2)		2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$33.20		$29.79	$24.48	$27.50	$22.14	$18.34		$18.75
Net investment income/(loss)(3)	(0.07)		(0.09)	(0.02)	0.02	(0.01)	(0.03)		(0.02)
Net realized and unrealized gain/(loss) from investments	(3.11)		6.90	6.79	(1.88)	6.72	3.83		(0.33)
Net increase/(decrease) in net assets resulting from operations	(3.18)		6.81	6.77	(1.86)	6.71	3.80		(0.35)
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—	—		(0.06)
Net realized capital gains	(4.20)		(3.40)	(1.46)	(1.16)	(1.35)	—		—
Total dividends and distributions to shareholders	(4.20)		(3.40)	(1.46)	(1.16)	(1.35)	—		(0.06)
Redemption and small-balance account fees	—		—	—	—	— *	—	*	— *
Net asset value, end of period	$25.82		$33.20	$29.79	$24.48	$27.50	$22.14		$18.34
Market value, end of period	$25.78		$—	$—	$—	$—	$—		$—
Total investment return/(loss) on net asset value	(16.52	)%(6)	24.38%	28.77%	(5.97)%	31.10%	20.72	%(6)	(1.89)%
Total investment return/(loss) on market price(5)	(18.70)%		—%	—%	—%	—%	—%		—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$257,952		$54,460	$39,488	$29,205	$30,562	$20,365		$5,502
Ratio of expenses to average net assets	1.00	%(7)	0.95%	0.95%	0.95%	0.95%	0.95	%(7)	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.00	%(7)	0.98%	1.00%	0.98%	1.17%	1.47	%(7)	2.40%
Ratio of net investment income/(loss) to average net assets	(0.44	)%(7)	(0.30)%	(0.06)%	0.10%	(0.05)%	(0.15	)%(7)	(0.08)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.45	)%(7)	(0.33)%	(0.11)%	0.07%	(0.26)%	(0.67	)%(7)	(1.53)%
Portfolio turnover rate	0	%(6)	15%	14%	4%	19%	24	%(6)	21%

*	Amount represents less than $0.005 per share.

(1)	The Fund changed its fiscal year end to August 31 during the period.

(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Small-Mid Cap Growth ETF, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.

(4)

Total investment return/(loss) at net asset value reflects the rate an investor would have earned on an investment in the Fund during the period. For the year ended October 31, 2014, 0.06% of the Fund’s Investor Shares total investment return was attributable to redemption and small-balance account fees received. Excluding this item, the total investment return would have been 9.29%. For the year ended August 31, 2018, the fiscal period ended August 31, 2017 and years ended October 31, 2016 and October 31, 2015, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

60

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2022		YEARS ENDED AUGUST 31,			For the Period Ended august 31,
	(UNAUDITED)		2021	2020	2019	2018(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$42.16		$33.67	$22.46	$22.10	$20.00
Net investment income/(loss)(2)	0.02		0.05	0.11	0.15	0.08
Net realized and unrealized gain/(loss) from investments	(3.21)		8.59	11.23	0.32	2.02
Net increase/(decrease) in net assets resulting from operations	(3.19)		8.64	11.34	0.47	2.10
Dividends and distributions to shareholders from:
Net investment income	(0.02)		(0.10)	(0.13)	(0.11)	—
Net realized capital gains	(0.08)		(0.05)	—	—	—
Total dividends and distributions to shareholders	(0.10)		(0.15)	(0.13)	(0.11)	—
Net asset value, end of period	$38.87		$42.16	$33.67	$22.46	$22.10
Market value, end of period	$38.90		$42.20	$33.66	$22.42	$22.13
Total investment return/(loss) on net asset value(3)	(7.58	)%(5)	25.74%	50.67%	2.27%	10.49	%(5)
Total investment return/(loss) on market price(4)	(7.60	)%(5)	25.91%	50.89%	1.93%	10.65	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$508,264		$528,011	$337,547	$185,871	$140,879
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.50%	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.12	%(6)	0.15%	0.43%	0.69%	0.68	%(6)
Portfolio turnover rate	8	%(5)	23%	26%	26%	10	%(5)

(1)	Inception date of the Fund was January 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

61

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 28, 2022		YEARS ENDED AUGUST 31,		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2021	2020	2019(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$40.73		$32.59	$23.33	$20.00
Net investment income/(loss)(2)	(0.10)		(0.19)	(0.07)	—	(3)
Net realized and unrealized gain/(loss) from investments	(8.78)		10.48	9.67	3.33
Net increase/(decrease) in net assets resulting from operations	(8.88)		10.29	9.60	3.33
Dividends and distributions to shareholders from:
Net realized capital gains	(0.87)		(2.15)	(0.34)	—
Total dividends and distributions to shareholders	(0.87)		(2.15)	(0.34)	—
Net asset value, end of period	$30.98		$40.73	$32.59	$23.33
Market value, end of period	$30.94		$40.74	$32.68	$23.34
Total investment return/(loss) on net asset value(4)	(22.06	)%(6)	32.00%	41.58%	16.65	%(6)
Total investment return/(loss) on market price(5)	(22.14	)%(6)	31.54%	41.88%	16.69	%(6)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$116,176		$189,382	$106,745	$71,153
Ratio of expenses to average net assets	0.85	%(7)	0.85%	0.85%	0.85	%(7)
Ratio of net investment income/(loss) to average net assets	(0.52	)%(7)	(0.51)%	(0.29)%	(0.01	)%(7)
Portfolio turnover rate	3	%(6)	21%	27%	21	%(6)

(1)	Inception date of the Fund was October 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)	Amount rounds to less than 0.01 per share.

(4)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

62

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the PERIOD ENDED FEBRUARY 28, 2022(1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.00
Net investment income/(loss)(2)	0.02
Net realized and unrealized gain/(loss) from investments	(2.54)
Net increase/(decrease) in net assets resulting from operations	(2.52)
Net asset value, end of period	$17.48
Market value, end of period	$17.50
Total investment return/(loss) on net asset value(3)	(12.61	)%(5)
Total investment return/(loss) on market price(4)	(12.52	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$3,059
Ratio of expenses to average net assets	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.67	%(6)
Portfolio turnover rate	1	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

63

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the PERIOD ENDED FEBRUARY 28, 2022(1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.00
Net investment income/(loss)(2)	0.03
Net realized and unrealized gain/(loss) from investments	(2.52)
Net increase/(decrease) in net assets resulting from operations	(2.49)
Net asset value, end of period	$17.51
Market value, end of period	$17.53
Total investment return/(loss) on net asset value(3)	(12.44	)%(5)
Total investment return/(loss) on market price(4)	(12.34	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$34,147
Ratio of expenses to average net assets	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.89	%(6)
Portfolio turnover rate	0	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

64

Motley Fool Asset Management ETFs

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”) (formerly MFAM Global Opportunities Fund), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”) (formerly MFAM Mid-Cap Growth Fund), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”) (formerly MFAM Small-Cap Growth ETF), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”) and the Motley Fool Next Index ETF (“Next Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021 and December 30, 2021, respectively.

Effective December 3, 2021 (the “Conversion Date”), the outstanding Investor Class Shares of the Global Opportunities Fund and Mid-Cap Growth Fund were converted into Institutional Class Shares of the Funds (the “Class Conversions”). The Class Conversions were completed based on the share classes’ relative net asset values on the Conversion Date, without the imposition of any fees or expenses. All Investor Class Shares of the Funds were converted into Institutional Class Shares as of the Conversion Date.

The Funds identified below as “Acquiring Portfolios” became series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to Agreements and Plans of Reorganization dated as shown below (each, a “Plan” and collectively, the “Plans”), which resulted in the conversion of corresponding “Target Portfolios” organized as mutual funds to ETFs. The Acquiring Portfolios were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Portfolios and continuing the operations of the Target Portfolios as ETFs. The Acquiring Portfolios had no performance history prior to the Reorganization.

TARGET PORTFOLIO	ACQUIRING PORTFOLIO	DATE
MFAM Global Opportunities Fund	Motley Fool Global Opportunities ETF	December 10, 2021
MFAM Mid-Cap Growth Fund	Motley Fool Mid-Cap Growth ETF	December 10, 2021

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Portfolio for shares of the Target Portfolio of equivalent aggregate net asset value.

Fees and expenses incurred to effect the Reorganizations were borne by Motley Fool Asset Management, LLC (the “Adviser”). The management fee of each Acquiring Portfolio is the same as the management fee of its corresponding Target Portfolio, however, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio because each Acquiring Portfolio has a unitary fee structure under which both operating expenses and management fees are paid. The Reorganizations did not result in a material change to the Target Portfolios’ investment portfolios as compared to those of the Acquiring Portfolios. There are no material differences in accounting policies of the Target Portfolios as compared to those of the Acquiring Portfolios.

The Acquiring Portfolios did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Portfolios did not affect the Acquiring Portfolios’ portfolio turnover ratios for the period ended February 28, 2022.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Mid-Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries.

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Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of the Adviser, in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The investment objective of the Capital Efficiency Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (the “Capital Efficiency 100 Index”). The Capital Efficiency 100 Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The investment objective of the Next Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index”). The Next Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Next Index is incorporated and listed in the U.S.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the six-months ended February 28, 2022 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$538,915,295	$523,841,991	$15,063,535	$9,769	$—
Investments Purchased with Proceeds From Securities Lending Collateral	65,451,217	—	—	—	65,451,217
Short-Term Investments	6,881,880	6,881,880	—	—	—
Total Investments*	$611,248,392	$530,723,871	$15,063,535	$9,769	$65,451,217

MID-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$253,132,885	$253,132,885	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	53,984,485	—	—	—	53,984,485
Short-Term Investments	4,966,393	4,966,393	—	—	—
Total Investments*	$312,083,763	$258,099,278	$—	$—	$53,984,485

FOOL 100 FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$508,031,111	$508,031,111	$—	$—	$—
Rights	51,604	—	—	51,604	—
Investments Purchased with Proceeds From Securities Lending Collateral	47,627,881	—	—	—	47,627,881
Short-Term Investments	70,459	70,459	—	—	—
Total Investments*	$555,781,055	$508,101,570	$—	$51,604	$47,627,881

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Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

SMALL-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$102,897,001	$102,897,001	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	34,085,831	—	—	—	34,085,831
Short-Term Investments	13,337,010	13,337,010	—	—	—
Total Investments*	$150,319,842	$116,234,011	$—	$—	$34,085,831

CAPITAL EFFICIENCY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$3,035,934	$3,035,934	$—	$—	$—
Short-Term Investments	10,571	10,571	—	—	—
Total Investments*	$3,046,505	$3,046,505	$—	$—	$—

NEXT FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$34,058,925	$34,058,925	$—	$—	$—
Short-Term Investments	279,672	279,672	—	—	—
Total Investments*	$34,338,597	$34,338,597	$—	$—	$—

*	Please refer to the Schedule of Investments for further details.

^

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

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Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and

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Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset

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Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

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Notes to Financial Statements (continued)

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In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management, LLC (the “Adviser”). Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

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Notes to Financial Statements (continued)

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FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%

Effective December 3, 2021, the outstanding Investor Class Shares of the Global Opportunities Fund and Mid-Cap Growth Fund were converted into Institutional Class Shares of each Fund. Prior to that date, the Adviser had contractually agreed to maintain Expense Caps for Investor Class Shares and Institutional Class Shares of the Funds of 1.15% and 0.95%, respectively.

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$2,708,761	$(8,459)	$2,700,302
Mid-Cap Growth Fund	1,289,545	(20,654)	1,268,891
Fool 100 Fund	1,341,198	—	1,341,198
Small-Cap Growth Fund	675,996	—	675,996
Capital Efficiency Fund	1,422	—	1,422
Next Fund	15,121	—	15,121

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC (“Foreside”) serves as the principal underwriter and distributor of the Global Opportunities Fund’s shares and Mid-Cap Growth Fund’s shares pursuant to a Distribution Agreement with RBB.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fool 100 Fund’s shares, Small-Cap Growth Fund’s shares, Capital Efficiency Fund’s shares and Next Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. Until October 1, 2020, an employee of Vigilant Compliance, LLC served as Chief Compliance Officer of the Adviser. Neither the Funds nor the Company compensated this individual or Vigilant Compliance, LLC for the services provided to Motley Fool Asset Management. For Director and Officer compensation amounts, please refer to the Statements of Operations.

73

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

REDEMPTION FEE — Prior to January 1, 2018, the Global Opportunities Fund and Mid-Cap Growth Fund imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee was calculated as a percentage of the net asset value of the total redemption proceeds and was retained by the Funds and accounted for as additional paid-in capital. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including MFAM Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$22,882,897	$20,167,292
Mid-Cap Growth Fund	—	12,567,734
Fool 100 Fund	44,364,101	44,512,789
Small-Cap Growth Fund	4,260,682	16,870,934
Capital Efficiency Fund	64,965	24,835
Next Fund	1,019,489	10,873

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$—	$15,396,038
Mid-Cap Growth Fund	—	10,392,192
Fool 100 Fund	37,816,633	13,486,897
Small-Cap Growth Fund	1,983,611	31,924,420
Capital Efficiency Fund	3,173,398	—
Next Fund	34,048,653	—

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business,

74

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. Since the Capital Efficiency Fund and Next Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

As of August 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$350,149,612	$408,227,942	$(14,003,173)	$394,224,769
Mid-Cap Growth Fund	193,696,917	186,269,382	(186,854)	186,082,528
Fool 100 Fund	340,404,928	217,892,162	(5,187,218)	212,704,944
Small-Cap Growth Fund	181,017,375	57,610,757	(7,018,837)	50,591,920

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2021, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$325,798	$(325,798)
Mid-Cap Growth Fund	529,010	(529,010)
Fool 100 Fund	(1,277,059)	1,277,059
Small-Cap Growth Fund	(5,844,417)	5,844,417

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	QUALIFIED LATE-YEAR LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$—	$33,191,007	$(1,349,566)	$394,232,230	$426,073,671
Mid-Cap Growth Fund	—	17,958,485	(1,114,469)	186,082,528	202,926,544
Fool 100 Fund	311,015	1,014,688	—	212,704,944	214,030,647
Small-Cap Growth Fund	—	3,829,513	(588,898)	50,591,920	53,832,535

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

75

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2021 were as follows:

FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	$254,531	$38,103,932	$38,358,463
Mid-Cap Growth Fund	—	32,831,307	32,831,307
Fool 100 Fund	1,067,239	562,320	1,629,559
Small-Cap Growth Fund	454,925	7,916,932	8,371,857

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2021. The Global Opportunities Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund deferred qualified late-year losses of $1,349,566, $1,114,469 and $588,898, respectively, which will be treated as arising on the first business day of the following fiscal year.

6. SHARE TRANSACTIONS

Shares of the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund and Small-Cap Growth Fund are listed and trade on the Cboe BZX Exchange, Inc. Shares of the Capital Efficiency Fund and Next Fund are listed and trade on the NYSE, Arca, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is

76

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$64,170,936	$65,451,217	$424,460
Mid-Cap Growth Fund	52,897,373	53,984,485	14,911
Fool 100 Fund	47,068,496	47,627,881	22,223
Small-Cap Growth Fund	33,206,822	34,085,831	16,494

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds’ under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$64,170,936	—	$64,170,936	$(64,170,936)	—	—
Mid-Cap Growth Fund	52,897,373	—	52,897,373	(52,897,373)	—	—
Fool 100 Fund	47,068,496	—	47,068,496	(47,068,496)	—	—
Small-Cap Growth Fund	33,206,822	—	33,206,822	(33,206,822)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

77

Motley Fool Asset Management ETFs

Notes to Financial Statements (concluded)

FEBRUARY 28, 2022 (UNAUDITED)

8. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect a Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

78

Motley Fool Asset Management ETFs

Approval of Investment Advisory Agreement

(Unaudited)

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Motley Fool Global Opportunities ETF, Motley Fool Mid-Cap Growth ETF, Motley Fool Efficiency 100 Index ETF and Motley Fool Next Index ETF (for this section only, each a “Fund” and together the “Funds”), at a meeting of the Board held on September 21-22, 2021 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial period ending August 16, 2023. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreements, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Funds by the Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophy and process; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s compliance procedures; (viii) the Adviser’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Funds; and (x) a report prepared by Broadridge/Lipper comparing each Fund’s proposed management fees and total expense ratio to those of its Lipper Group.. The Directors noted that the Funds had not yet commenced operations, and consequently there was no performance information to review with respect to the Funds.

As part of their review, the Directors considered the nature, extent and quality of the services proposed to be provided by the Adviser. The Directors concluded that the Adviser had sufficient resources to provide services to the Funds.

The Board also considered the effect of the unitary management fee payable by the Funds under the Advisory Agreement. In this regard, information on the fees to be paid by each Fund and each Fund’s expected total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms.

After reviewing the information regarding the Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by the Adviser, the Directors concluded that the unitary investment advisory fees to be paid by each of the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2023.

79

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Liquidity Risk Management Program

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Funds. The Programs seek to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Liquidity Risk Management Committee of the Adviser as the program administrator for the Adviser Program. The process of monitoring and determining the liquidity of each Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to each Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of each Fund’s portfolio investments and the Adviser’s assessment that each Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of each Fund’s trading environment and reasonably anticipated trading size; (iii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that each Fund did not require the establishment of a highly liquid investment minimum and the methodology for that determination; (v) confirmation that none of the Funds had breached the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review each Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in each Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectuses for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

80

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Principal Underwriters

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Foreside Funds Distributors, LLC
899 Cassatt Road
400 Berwyn Park, Suite 110
Berwyn, PA 19312

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

81

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Optima Strategic Credit Fund

of

THE RBB FUND, INC.

semi-Annual Report

February 28, 2022

(Unaudited)

Optima Strategic Credit Fund

Performance Data

February 28, 2022 (Unaudited)

Average Annual Total Returns for the Period Ended February 28, 2022
Since Inception(1)
Optima Strategic Credit Fund Founders Class	-0.10%
iBoxx USD Liquid High Yield Index TR(2)(3)	-3.54%

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.

(2)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(3)

The iBoxx USD Liquid High Yield Index seeks to accurately and objectively replicate the USD High Yield Corporate Bond Market by utilizing multi-source independent pricing and quality tested reference data. The index consists of liquid USD high yield bonds and is subject to monthly rebalancing and daily total return calculations to maintain a high quality rendering of bond market performance. The index is market-value weighted with an issuer cap of 3%.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) to 1.25% of the Fund’s average daily net assets attributable to Founders Class Shares. This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Financial Highlights for current figures.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investments will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

1

Optima Strategic Credit Fund

Fund Expense Example

February 28, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period. The actual value and expenses are based on the 61-day period from inception on December 29, 2021 through February 28, 2022.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Founders Class Shares
	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Annualized Expense Ratio	Actual Since Inception Total Investment Return for the Fund
Actual	$ 1,000.00	$ 999.00	$2.09	1.25%	-0.10%
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26	1.25	N/A

*

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on December 29, 2021 through February 28, 2022 multiplied by 61 days, which is the number of days from the Fund’s inception through February 28, 2022. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

Optima Strategic Credit Fund

Portfolio Holdings Summary Table

February 28, 2022 (Unaudited)

The following table presents a summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	89.3%	$10,988,646
Money Market Deposit Account	7.3	898,248
OTHER ASSETS IN EXCESS OF LIABILITIES	3.4	415,304
NET ASSETS	100.0%	$12,302,198

Portfolio holdings are subject to change at any time.

Refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the financial statements.
3

Optima Strategic Credit Fund

Portfolio of Investments

February 28, 2022 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 96.6%
U.S. TREASURY OBLIGATIONS — 89.3%
United States Treasury Bill	0.389%	05/12/22	$5,000	$4,997,285
United States Treasury Bill	0.351%	05/19/22	4,000	3,997,396
United States Treasury Bill	0.681%	08/18/22	2,000	1,993,965
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,986,658)				10,988,646

	Number Of Shares (000’s)
MONEY MARKET DEPOSIT ACCOUNT — 7.3%
U.S. Bank Money Market Deposit Account, 0.01%(a)	898	898,248
TOTAL MONEY MARKET DEPOSIT ACCOUNT
(Cost $898,248)		898,248

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,884,906)		11,886,894
TOTAL INVESTMENTS — 96.6%
(Cost $11,884,906)		11,886,894

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%		415,304
NET ASSETS — 100.0%		$12,302,198

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of the financial statements.
4

Optima Strategic Credit Fund

Statement of Assets And Liabilities

February 28, 2022 (Unaudited)

ASSETS
Short-term investments, at value (cost $11,884,906)	$11,886,894
Receivables for:
Capital shares sold	387,300
Due from Adviser	41,777
Dividends	6
Prepaid expenses and other assets	27,521
Total assets	$12,343,498

LIABILITIES
Payables for:
Deferred fees	18,329
Blue sky fees	6,469
Audit expenses	5,793
Administration and accounting services fees	5,654
Other accrued expenses and liabilities	5,055
Total liabilities	$41,300
Net assets	$12,302,198

NET ASSETS CONSIST OF:
Par value	$1,232
Paid-in capital	12,303,208
Total distributable earnings/(losses)	(2,242)
Net assets	$12,302,198

FOUNDERS CLASS SHARES:
Net assets	$12,302,198
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,231,651
Net asset value, offering and redemption price per share	$9.99

The accompanying notes are an integral part of the financial statements.
5

Optima Strategic Credit Fund

Statement of Operations

For the Period Ended February 28, 2022 (Unaudited)*

INVESTMENT INCOME
Interest	$1,367
Total investment income	1,367
EXPENSES
Deferred expense	19,512
Administration and accounting services fees (Note 2)	7,216
Registration and filing fees	6,488
Audit fees	5,793
Offering costs	3,268
Transfer agent fees (Note 2)	2,873
Advisory fees (Note 2)	2,239
Printing and shareholder reporting fees	1,738
Custodian fees (Note 2)	429
Legal fees	57
Total expenses before waivers and/or reimbursements	49,613
Less: waivers and/or reimbursements (Note 2)	(44,016)
Net expenses after waivers and/or reimbursements	5,597
Net investment income/(loss)	(4,230)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	—
Net change in unrealized appreciation/(depreciation) on investments	1,988
Net realized and unrealized gain/(loss) on investments	1,988
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,242)

*	Inception date of the Founders Class Shares of the Fund was December 29, 2021.

The accompanying notes are an integral part of the financial statements.
6

Optima Strategic Credit Fund

Statement of Changes in Net Assets

For the Period Ended February 28, 2022 (Unaudited)*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(4,230)
Net realized gain/(loss) from investments	—
Net change in unrealized appreciation/(depreciation) on investments	1,988
Net increase/(decrease) in net assets resulting from operations	(2,242)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,554,230
Proceeds from reinvestment of distributions	—
Shares redeemed	(249,790)
Net increase/(decrease) in net assets from capital share transactions	12,304,440
Total increase/(decrease) in net assets	12,302,198
NET ASSETS:
Beginning of period	—
End of period	$12,302,198
SHARE TRANSACTIONS:
Shares sold	1,256,655
Shares reinvested	—
Shares redeemed	(25,004)
Net increase/(decrease) in shares outstanding	1,231,651

*	Inception date of the Founders Class Shares of the Fund was December 29, 2021.

The accompanying notes are an integral part of the financial statements.
7

Optima Strategic Credit Fund

Financial Highlights

Contained below is per share operating performance data for Founders Class Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Period Ended February 28, 2022(1) (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00
Net investment income/(loss)(2)	(0.02)
Net realized and unrealized gain/(loss) from investments	0.01
Net increase/(decrease) in net assets resulting from operations	(0.01)
Net asset value, end of period	$9.99
Total investment return/(loss)(3)	(0.10	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,302
Ratio of expenses to average net assets with waivers and/or reimbursements	1.25	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	11.08	%(5)
Ratio of net investment income/(loss) to average net assets	(0.94	)%(5)
Portfolio turnover rate	0	%(4)

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
8

Optima Strategic Credit Fund

Notes To Financial Statements

February 28, 2022 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Optima Strategic Credit Fund (the “Fund”), which commenced investment operations on December 29, 2021. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. Investor Class Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Financial Statements is the since inception period from December 29, 2021 through February 28, 2022 (the “current fiscal period”).

Portfolio Valuation — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2022 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$11,886,894	$11,886,894	$—	$—
Total Investments*	$11,886,894	$11,886,894	$—	$—

* Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

10

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2022 (Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

Active Management Risk — The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Sub-Adviser and on the Sub-Adviser’s ability to correctly identify economic trends.

Cash Positions Risk — The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Counterparty Risk — Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Default Swap Index Product Risk — A credit default swap index product is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers that may take large positions in credit default swaps. The failure of such a buyer could materially and adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

Credit Default Swap Risk — Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

11

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2022 (Unaudited)

Credit Risk — Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Cyber Security Risk — Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Optima Asset Management LLC (the “Adviser”), Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Derivatives Risk — The Fund’s investments in derivative instruments including options, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Emerging Markets Risk — Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. In addition, the information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Fixed Income Securities Risk — Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

Foreign Securities — The Fund’s or an Underlying Fund’s investments in foreign securities are subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investments in emerging market securities by the Fund or an Underlying Fund are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies. Certain foreign securities in which the Fund or an Underlying Fund may invest may be traded in markets that close before the time that the Fund or Underlying Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund or an Underlying Fund may invest may be listed on foreign exchanges that trade on weekends or other days when the Fund or Underlying Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

12

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2022 (Unaudited)

Futures Risk — The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The Fund’s use of futures contracts exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts.

Government Intervention and Regulatory Changes — The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, in October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Fund will be required to implement and comply with new Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. These rules could have a substantial effect on the ability of the Fund to implement fully its investment strategy, as described herein, which may limit the Fund’s ability to achieve its objective.

High Yield Securities — High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Interest Rate Risk— Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Optima Asset Management LLC (the “Adviser”) serves as the investment adviser for the Fund. Anthony Capital Management, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the

13

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 28, 2022 (Unaudited)

Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the“Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Sub-Adviser out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2022.

Advisory Fee	Expense Cap
Founders Class
0.50%	1.25%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$2,239	$(44,016)	$(41,777)

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
AUGUST 31, 2025
$44,016

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

14

Optima Strategic Credit Fund

Notes To Financial Statements (Concluded)

February 28, 2022 (Unaudited)

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Portfolio of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

15

Optima Strategic Credit Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (866) 239-2026 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Approval of Investment Advisory Agreement – Optima Strategic Credit Fund

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Fund and the approval of the sub-advisory agreement between the Adviser, the Company and the Sub-Adviser (the “Sub-Advisory Agreement”), at a meeting of the Board held on December 15, 2021 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2023. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by the Adviser and the Sub-Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement and Sub-Advisory Agreement, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s and Sub-Adviser’s investment philosophies and processes; (iv) the Adviser and Sub-Adviser’s assets under management and client descriptions; (v) the Adviser’s and Sub-Adviser’s soft dollar commission and trade allocation policies; (vi) the Adviser’s and Sub-Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s and Sub-Adviser’s compliance procedures; (viii) the Adviser’s and Sub-Adviser’s financial information and insurance coverage and profitability analysis relating to providing services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report prepared by Broadridge/Lipper comparing the Fund’s proposed management fees and total expense ratio to those of its Lipper Group. The Directors noted that the Fund had not yet commenced operations, and consequently there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services proposed to be provided by the Adviser and Sub-Adviser. The Directors concluded that the Adviser and Sub-Adviser had sufficient resources to provide services to the Fund.

The Board also considered the advisory fee rate payable by the Fund under the proposed Investment Advisory Agreement and Sub-Advisory Agreement. In this regard, information on the fees to be paid the Fund and the Fund’s expected total operating expense ratio (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the fees would be paid directly by the Sub-Adviser and not by the Fund. The Directors also noted that the Adviser had contractually agreed to waive its management fee and reimburse expenses for at least one year to limit total annual operating expenses to agreed upon levels for each class of the Fund.

16

Optima Strategic Credit Fund

Other Information (Concluded)

(Unaudited)

After reviewing the information regarding the Adviser’s and Sub-Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by the Adviser and Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to the Adviser and sub-advisory fees to be paid to the Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2023.

17

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Optima Asset Management LLC
10 East 53rd Street
New York, New York 10022

Sub-Adviser
Anthony Capital Management, LLC
421 George Street, Suite 206
De Pere, Wisconsin 54115

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

OSCF-SAR22

ORINDA FUNDS semi-Annual Report February 28, 2022 (Unaudited) Orinda Income Opportunities Fund of the RBB Fund, Inc. Class I Shares – OIOIX Class A Shares – OIOAX Class D Shares – OIODX

Performance Data	1
Fund Expense Examples	4
Allocation of Portfolio Assets	5
Schedule of Investments	6
Financial Statements	10
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	14
Financial Highlights	16
Notes to Financial Statements	19
Notice to Shareholders	30
Liquidity Risk Management Program	31

Orinda Income Opportunities Fund Performance Data February 28, 2022 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class I Shares (No Load)	-3.05%	9.86%	0.58%	1.45%	2.78%
Bloomberg U.S. Aggregate Bond Index	-4.07%	-2.64%	3.30%	2.71%	2.76%

(1)	Not annualized.

(2)	Inception date of Class I Shares of the Fund was June 28, 2013.

Until December 31, 2022, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class I Shares of average daily net assets of 1.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2022. The Fund’s expense ratio for the Class I Shares, as stated in the current prospectus, is 1.45%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directly in an index.

1

Orinda Income Opportunities Fund Performance Data (Continued) February 28, 2022 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (No Load)	-3.14%	9.59%	0.32%	1.17%	2.49%
Class A Shares (Load)	-7.98%	4.12%	-1.39%	0.14%	1.88%
Bloomberg U.S. Aggregate Bond Index	-4.07%	-2.64%	3.30%	2.71%	2.76%

(1)	Not annualized.

(2)	Inception date of Class A Shares of the Fund was June 28, 2013.

Until December 31, 2022, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class A Shares of average daily net assets of 1.65% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2022. The Fund’s expense ratio for the Class A Shares, as stated in the current prospectus, is 1.70%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data shown for Class A Shares (Load) reflects the Class A maximum sales charge of 5.00%. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directly in an index..

2

Orinda Income Opportunities Fund Performance Data (CONCLUDED) February 28, 2022 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class D Shares (No Load)	-3.54%	8.75%	-0.41%	0.45%	1.85%
Bloomberg U.S. Aggregate Bond Index	-4.07%	-2.64%	3.30%	2.71%	2.77%

(1)	Not annualized.

(2)	Inception date of Class D Shares of the Fund was September 27, 2013.

Until December 31, 2022, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class D Shares of average daily net assets of 2.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2022. The Fund’s expense ratio for the Class D Shares, as stated in the current prospectus, is 2.45%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directly in an index.

3

Orinda Income Opportunities Fund Fund Expense Examples February 28, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 to February 28, 2022.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value SEPTEMBER 1, 2021	Ending Account VALUE FEBRUARY 28, 2022	Expenses Paid During Period*	ANNUALIZED EXPENSE RATIO	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Actual
Class I Shares	$1,000.00	$969.50	$7.03	1.44%	-3.05%
Class A Shares	1,000.00	968.60	8.25	1.69	-3.14
Class D Shares	1,000.00	952.45	10.09	2.45	-3.54

Hypothetical (5% return before expenses)
Class I Shares	$1,000.00	$1,017.65	$7.20	1.44%	N/A
Class A Shares	1,000.00	1,016.41	8.45	1.69	N/A
Class D Shares	1,000.00	1,012.65	12.23	2.45	N/A

*

Expenses are equal to the Fund’s Class I Shares, Class A Shares and Class D Shares annualized six-month expense ratios for the period September 1, 2021 to February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for the Fund’s respective share classes.

4

Orinda Income Opportunities Fund Allocation of Portfolio Assets February 28, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets. Portfolio holdings are subject to change at any time.

5

Orinda Income Opportunities Fund Schedule of Investments February 28, 2022 (Unaudited)

Common Stocks - 0.6%	Number of Shares	Value
Financials - 0.5%
Newlake Capital Partners, Inc.	35,000	$841,746

Real Estate - 0.1%
American Finance Trust, Inc. (The)	18,175	127,952

TOTAL COMMON STOCKS		969,698
(Cost $1,173,488)

REITS - 100.3%
Financials - 28.7%
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	157,542	3,832,997
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (a)(b)	60,000	1,470,600
AGNC Investment Corp. - Series E, 6.50% (3 Month LIBOR USD + 4.99%) (a)	46,015	1,106,661
AGNC Investment Corp. - Series F, 6.13% (3 Month LIBOR USD + 4.70%) (a)	31,100	728,051
Annaly Capital Management, Inc.	120,000	835,200
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)	95,097	2,268,063
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)	39,250	892,545
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (a)	138,501	3,360,034
Apollo Commercial Real Estate Finance, Inc.	60,152	784,984
Arbor Realty Trust, Inc.	15,000	270,000
Arbor Realty Trust, Inc. - Series D, 6.38%	79,473	1,837,416
Arbor Realty Trust, Inc. - Series E, 6.25%	92,000	2,123,360
Arbor Realty Trust, Inc. - Series F, 6.25% (SOFR + 5.44%) (a)	35,000	856,450
Blackstone Mortgage Trust, Inc.	42,128	1,338,828
Chimera Investment Corp. - Series A, 8.00% (b)	71,755	1,796,028
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	36,812	913,306
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)	74,632	1,835,947
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(b)	79,733	1,972,594
Franklin BSP Realty Trust, Inc. - Series E, 7.50%	48,338	1,117,091
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)	35,500	860,165
KKR Real Estate Finance Trust, Inc.	76,742	1,647,651
KKR Real Estate Finance Trust, Inc. - Series A, 6.50% (b)	156,500	3,827,990
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (a)(b)	22,933	570,344
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (a)(b)	57,374	1,354,026
New Residential Investment Corp. - Series C, 6.38% (3 Month LIBOR USD + 4.97%) (a)(b)	98,129	2,135,287
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)	14,110	363,474
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	51,468	1,318,610
PennyMac Mortgage Investment Trust - Series C, 6.75%	67,000	1,509,510
Starwood Property Trust, Inc.	52,650	1,255,176
TPG RE Finance Trust, Inc. - Series C, 6.25% (b)	55,000	1,191,850
		45,374,238
Real Estate - 71.6%
Agree Realty Corp.	20,000	1,283,000
Alexandria Real Estate Equities, Inc.	14,500	2,746,300
American Assets Trust, Inc.	76,026	2,779,511
American Homes 4 Rent - Series F, 5.88%	76,499	1,918,595

The accompanying notes are an integral part of these financial statements.

6

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2022 (Unaudited)

reits - 100.3% (continued)	Number of Shares	Value
Real Estate - 71.6% (Continued)
American Homes 4 Rent - Series G, 5.88% (b)	60,316	$1,515,138
American Homes 4 Rent - Series H, 6.25%	19,659	515,656
Armada Hoffler Properties, Inc.	72,553	1,065,078
Armada Hoffler Properties, Inc. - Series A, 6.75%	94,448	2,432,036
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	9,428	240,150
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (b)	52,627	1,331,463
Centerspace - Series C, 6.63% (b)	19,046	482,816
Chatham Lodging Trust - Series A, 6.63% (b)	85,575	2,042,675
Corporate Office Properties Trust	73,500	1,926,435
CTO Realty Growth, Inc. - Series A, 6.38%	16,000	409,600
DiamondRock Hospitality Co., 8.25%	73,054	1,902,260
Digital Realty Trust, Inc.	12,800	1,726,976
DigitalBridge Group, Inc. - Series H, 7.13% (b)	39,587	977,799
DigitalBridge Group, Inc. - Series I, 7.15% (b)	65,259	1,609,940
DigitalBridge Group, Inc. - Series J, 7.13%	100,216	2,484,355
Easterly Government Properties, Inc.	55,700	1,159,674
Federal Realty Investment Trust	15,573	1,831,073
Gaming and Leisure Properties, Inc.	21,500	976,315
Global Medical REIT, Inc.	43,676	685,713
Global Net Lease, Inc. - Series A, 7.25%	56,191	1,392,413
Hersha Hospitality Trust - Series C, 6.88%	48,948	1,145,383
Hersha Hospitality Trust - Series E, 6.50%	159,755	3,474,224
Highwoods Properties, Inc.	74,060	3,229,016
iStar, Inc. - Series D, 8.00% (b)	51,662	1,300,849
iStar, Inc. - Series I, 7.50%	35,793	904,847
LTC Properties, Inc.	58,700	1,985,821
Macerich Co. (The)	451,950	6,914,835
National Health Investors, Inc.	23,100	1,231,461
National Storage Affiliates Trust - Series A, 6.00%	49,044	1,231,495
Necessity Retail REIT Inc. (The) - Series A, 7.50%	41,000	1,045,500
Omega Healthcare Investors, Inc.	51,450	1,449,346
Paramount Group, Inc.	48,000	537,120
Pebblebrook Hotel Trust - Series E, 6.38% (b)	96,492	2,291,685
Pebblebrook Hotel Trust - Series F, 6.30%	92,505	2,174,793
Pebblebrook Hotel Trust - Series G, 6.38% (b)	90,389	2,255,206
Pebblebrook Hotel Trust - Series H, 5.70% (b)	100,000	2,192,000
Piedmont Office Realty Trust, Inc.	112,828	1,922,589
Postal Realty Trust, Inc.	108,075	1,885,909
PS Business Parks, Inc. - Series Z, 4.88% (b)	37,900	871,321
Regency Centers Corp.	12,500	823,625
RLJ Lodging Trust - Series A, 1.95% (b)(c)	215,432	5,687,405
RPT Realty - Series D, 7.25%	11,056	638,042
Sabra Health Care REIT, Inc. (b)	198,950	2,671,898
Seritage Growth Properties - Series A, 7.00%	32,452	683,115
Simon Property Group, Inc.	30,500	4,195,580
SITE Centers Corp.	41,750	649,212

The accompanying notes are an integral part of these financial statements.

7

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2022 (Unaudited)

reits - 100.3% (continued)	Number of Shares	Value
Real Estate - 71.6% (Continued)
SL Green Realty Corp.	1	$71
SL Green Realty Corp. - Series I, 6.50% (b)	34,765	869,473
Spirit Realty Capital, Inc.	16,700	774,379
Summit Hotel Properties, Inc. - Series E, 6.25%	50,665	1,246,359
Summit Hotel Properties, Inc. - Series F, 5.88%	108,000	2,563,920
Sunstone Hotel Investors, Inc. - Series H, 6.13%	60,000	1,473,600
Sunstone Hotel Investors, Inc. - Series I, 5.70%	70,000	1,656,900
Tanger Factory Outlet Centers, Inc.	68,100	1,135,908
UMH Properties, Inc. - Series C, 6.75%	74,612	1,874,253
UMH Properties, Inc. - Series D, 6.38%	54,000	1,352,700
Urban Edge Properties	82,700	1,506,794
Vornado Realty Trust	213,000	9,218,640
Vornado Realty Trust - Series M, 5.25%	25,515	587,610
		113,087,855

TOTAL REITS		158,462,093
(Cost $153,542,773)

PREFERRED STOCKS - 4.4%
Financials - 0.7%
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	38,008	878,365
MFA Financial, Inc. - Series B, 7.50%	11,897	292,547
		1,170,912
Industrials - 1.4%
Triton International Ltd., 6.88%	35,606	898,696
Triton International Ltd., 7.38% (c)	51,600	1,340,568
		2,239,264
Real Estate - 2.3%
Hersha Hospitality Trust - Series D, 6.50%	137,777	3,000,783
iStar, Inc. - Series G, 7.65%	22,245	559,237
		3,560,020

TOTAL PREFERRED STOCKS		6,970,196
(Cost $7,079,430)

CONVERTIBLE PREFERRED STOCKS - 1.0%
Real Estate - 1.0%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	75,884	1,578,387

TOTAL CONVERTIBLE PREFERRED STOCKS		1,578,387
(Cost $1,867,748)

The accompanying notes are an integral part of these financial statements.

8

Orinda Income Opportunities Fund Schedule Of Investments (Concluded) February 28, 2022 (Unaudited)

Closed-end mutual funds - 1.0%	Number of Shares	Value
Nuveen Preferred Income Opportunities Fund (b)	170,000	$1,453,500

TOTAL CLOSED-END MUTUAL FUNDS		1,453,500
(Cost $1,383,440)

SHORT-TERM INVESTMENTS - 2.0%
First American Treasury Obligations Fund, 0.01% (d)	3,179,230	3,179,230

TOTAL SHORT-TERM INVESTMENTS		3,179,230
(Cost $3,179,230)

TOTAL INVESTMENTS
(Cost $168,226,110) - 109.3%		172,613,104
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%		(14,621,557)

TOTAL NET ASSETS - 100.0%		$157,991,547

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at February 28, 2022.

(b)	All or a portion of the security has been segregated for open short positions.

(c)	U.S. traded security of a foreign issuer or corporation.

(d)	Seven-day yield as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

9

Orinda Income Opportunities Fund Statement of Assets and Liabilities February 28, 2022 (Unaudited)

ASSETS
Investments in securities, at value (cost $165,046,880)	$169,433,874
Short-term investments, at value (cost $3,179,230)	3,179,230
Receivables for:
Investments sold	1,605,745
Dividends and interest	510,574
Capital shares sold	152,121
Prepaid expenses and other assets	23,385
Total assets	174,904,929

LIABILITIES
Due to Broker	795,787
Payables for:
Loans payable	14,713,967
Investments purchased	890,981
Capital shares redeemed	249,034
Advisory fees	122,856
Distribution and service fees	47,882
Other accrued expenses and liabilities	92,875
Total liabilities	16,913,382
Net assets	157,991,547

NET ASSETS CONSIST OF:
Par value	$8,813
Paid-in capital	196,091,303
Total distributable earnings/(loss)	(38,108,569)
Net assets	$157,991,547

CLASS I SHARES:
Net assets	$143,243,415
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	7,978,198
Net asset value and redemption price per share	$17.95

CLASS A SHARES:
Net assets	$5,651,406
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	315,898
Net asset value and redemption price per share	$17.89
Maximum offering price per share (net asset value divided by 95.00%)	$18.83

CLASS D SHARES:
Net assets	$9,096,726
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	519,238
Net asset value and redemption price per share	$17.52

The accompanying notes are an integral part of these financial statements.

10

Orinda Income Opportunities Fund Statement of Operations FOR THE SIX MONTHS ENDED February 28, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $0)	$6,601,769
Interest income	148
Total investment income	6,601,917

EXPENSES
Advisory fees (Note 2)	$896,769
Transfer agent fees (Note 2)	126,124
Interest expense	108,655
Administration and accounting fees (Note 2)	57,102
Distribution fees - Class D Shares	49,494
Distribution fees - Class A Shares	8,421
Registration and filing fees	24,496
Legal fees	15,985
Audit and tax service fees	12,822
Officer fees	12,487
Director fees	12,333
Custodian fees (Note 2)	8,765
Dividend expense on securities sold-short	8,093
Printing and shareholder reporting fees	3,035
Other expenses	8,848
Total expenses before waivers and/or reimbursements	1,353,429
Less: waivers and/or reimbursements (Note 2)	—
Net expenses after waivers and/or reimbursements	1,353,429
Net investment income/(loss)	$5,248,488

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	$6,340,443
Securities sold short	(252,229)
Net change in unrealized appreciation/(depreciation) on:
Investments	$(17,310,852)
Securities sold short	448,161
Net realized and unrealized gain/(loss) from investments	(10,774,477)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,525,989)

The accompanying notes are an integral part of these financial statements.

11

Orinda Income Opportunities Fund Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$5,248,488	$3,292,955
Net realized gain/(loss) from investments	6,088,214	15,890,569
Net change in unrealized appreciation/(depreciation) on investments	(16,862,691)	26,976,555
Net increase/(decrease) in net assets resulting from operations	(5,525,989)	46,160,079

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings
Class I Shares	(4,888,670)	(5,711,462)
Class A Shares	(204,260)	(339,983)
Class D Shares	(277,070)	(283,885)
Return of Capital
Class I Shares	—	(4,767,912)
Class A Shares	—	(301,835)
Class D Shares	—	(304,923)
Net decrease in net assets from dividends and distributions to shareholders	(5,370,000)	(11,710,000)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	11,121,731	35,187,084
Reinvestment of distributions	3,639,223	8,175,027
Shares redeemed	(42,973,271)	(42,958,063)
Total from Class I Shares	(28,212,317)	404,048

Class A Shares
Proceeds from shares sold	275,747	1,897,639
Reinvestment of distributions	101,429	300,780
Shares redeemed	(1,764,458)	(10,880,258)
Total from Class A Shares	(1,387,282)	(8,681,839)

Class D Shares
Proceeds from shares sold	374,844	2,242,051
Reinvestment of distributions	190,795	400,255
Shares redeemed	(1,277,546)	(3,748,213)
Total from Class D Shares	(711,907)	(1,105,907)
Net increase/(decrease) in net assets from capital share transactions	(30,311,506)	(9,383,698)
Total increase/(decrease) in net assets	(41,207,495)	25,066,381

NET ASSETS:
Beginning of period	199,199,042	174,132,661
End of period	$157,991,547	$199,199,042

The accompanying notes are an integral part of these financial statements.

12

Orinda Income Opportunities Fund Statements Of Changes in Net Assets (Concluded)

	Six Months Ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
SHARES TRANSACTIONS:
Class I Shares
Shares sold	587,317	2,015,894
Dividends and distributions reinvested	194,138	484,622
Shares redeemed	(2,307,310)	(2,503,338)
Net increase/(decrease)	(1,525,855)	(2,822)

Class A Shares
Shares sold	14,692	103,697
Dividends and distributions reinvested	5,429	18,254
Shares redeemed	(94,670)	(649,354)
Net increase/(decrease)	(74,549)	(527,403)

Class D Shares
Shares sold	20,471	135,875
Dividends and distributions reinvested	10,411	24,267
Shares redeemed	(69,963)	(223,231)
Net increase/(decrease)	(39,081)	(63,089)

Net increase/(decrease) in shares outstanding	(1,639,485)	(593,314)

The accompanying notes are an integral part of these financial statements.

13

Orinda Income Opportunities Fund Statement of Cash Flows

	Six Months Ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets resulting from operations	$(5,525,989)	$46,160,079
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(94,184,639)	(284,972,170)
Purchases to cover securities sold short	(15,329,454)	(15,202,162)
Proceeds from sales of long-term investments	121,883,789	303,431,066
Proceeds from securities sold short	4,396,786	25,795,921
Premiums received on written options	—	154,912
Purchases of short-term investments, net	(1,804,954)	(532,145)
Return of capital and capital gain distributions received from underlying investments	1,507,052	8,555,073
Proceeds from litigation income	287,670	218,896
Net realized gain/(loss) on investments	(6,340,439)	(15,914,370)
Net realized gain/(loss) on short transactions	252,229	79,594
Change in unrealized appreciation/(depreciation) on investments	17,310,852	(27,424,605)
Change in unrealized appreciation/(depreciation) on short transactions	(448,161)	448,049
Increases/(decreases) in operating assets:
Increase/(decrease) in dividends and interest receivable	(32,298)	182,760
Increase/(decrease) in deposits at broker for short sales	10,157,114	(10,157,114)
Increase/(decrease) in receivable for investment securities sold	140,140	(896,091)
Increase/(decrease) in prepaid expenses and other assets	15,442	9,333
Increases/(decreases) in operating liabilities:
Increase/(decrease) in due to broker:	795,787	—
Increase/(decrease) in payable for investment securities purchased	19,744	221,277
Increase/(decrease) in payable to advisor	(46,142)	13,901
Increase/(decrease) in payable for distribution and service fees	(2,391)	677
Increase/(decrease) in other accrued expenses	(32,938)	(70,087)
Net cash used in operating activities	33,019,200	30,102,794

The accompanying notes are an integral part of these financial statements.

14

Orinda Income Opportunities Fund Statement Of Cash Flows (concluded)

	Six Months Ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$11,783,279	$39,278,339
Payment on shares redeemed	(45,969,131)	(57,803,579)
Cash distributions paid to shareholders	(1,438,553)	(2,833,938)
Increase/(decrease) in loan payable	2,605,205	(8,743,616)
Net cash provided by financing activities	(33,019,200)	(30,102,794)
Net change in cash	—	—

CASH:
Beginning balance	—	—
Ending balance	$—	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$108,655	$140,904
Non-cash financing activities - distributions reinvested	3,931,447	8,876,062
Non-cash financing activities - increase/(decrease) in receivable for Fund shares sold	(10,957)	48,435
Non-cash financing activities - increase/(decrease) in payable for Fund shares redeemed	(170,901)	(217,045)

The accompanying notes are an integral part of these financial statements.

15

Orinda Income Opportunities Fund Financial Highlights

For a capital share outstanding throughout the period

	CLASS I SHARES
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Six Months Ended August 31, 2017 (2),(3)		Year Ended February 28, 2017
Net asset value – Beginning of period	$19.08		$15.78	$21.83	$22.50	$23.42	$23.66		$21.36
Income from Investment Operations:
Net investment income/(loss)(1)	0.55		0.32	0.67	0.95	0.86	0.63		1.10
Net realized and unrealized gain/(loss) on investments	(1.11)		4.10	(5.44)	(0.12)	(0.17)	(0.02)		2.90
Total from investment operations	(0.56)		4.42	(4.77)	0.83	0.69	0.61		4.00
Less Distributions:
Dividends from net investment income	(0.57)		(0.61)	(0.95)	(1.14)	(1.15)	(0.63)		(1.10)
Distributions from net realized gains	—		—	—	—	—	—		—
Return of capital	—		(0.51)	(0.33)	(0.36)	(0.46)	(0.22)		(0.60)
Total distributions	(0.57)		(1.12)	(1.28)	(1.50)	(1.61)	(0.85)		(1.70)
Net asset value – End of period	$17.95		$19.08	$15.78	$21.83	$22.50	$23.42		$23.66
Total return/(loss)	(3.05	)%(4)	29.12%	(22.22)%	4.17%	3.24%	2.62	%(4)	19.29%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$143,243		$181,351	$150,062	$206,355	$193,184	$193,361		$180,360
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.44	%(5)	1.40%	1.71%	1.79%	1.92%	1.82	%(5)	2.01%
After Recoupments/Reimbursements	1.44	%(5)	1.43%	1.69%	1.79%	1.92%	1.82	%(5)	2.01%
Ratio of interest expense and dividends on short positions to average net assets	0.13	%(5)	0.09%	0.35%	0.50%	0.63%	0.55	%(5)	0.68%
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	5.91	%(5)	1.88%	3.65%	4.43%	3.83%	5.33	%(5)	4.68%
After Recoupments/Reimbursements	5.91	%(5)	1.85%	3.67%	4.43%	3.83%	5.33	%(5)	4.68%
Portfolio turnover rate	49	%(4)	149%	153%	131%	102%	46	%(4)	121%

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund changed its fiscal year end to August 31.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

16

Orinda Income Opportunities Fund Financial Highlights (Continued)

For a capital share outstanding throughout the period

	CLASS A SHARES
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Six Months Ended August 31, 2017 (2),(3)		Year Ended February 28, 2017
Net asset value – Beginning of period	$19.02		$15.74	$21.77	$22.46	$23.33	$23.58		$21.31
Income from Investment Operations:
Net investment income/(loss)(1)	0.53		0.30	0.68	0.85	0.77	0.59		1.03
Net realized and unrealized gain/(loss) on investments	(1.11)		4.06	(5.48)	(0.10)	(0.14)	(0.02)		2.88
Total from investment operations	(0.58)		4.36	(4.80)	0.75	0.63	0.57		3.91
Less Distributions:
Dividends from net investment income	(0.55)		(0.57)	(0.90)	(1.08)	(1.04)	(0.60)		(1.04)
Distributions from net realized gains	—		—	—	—	—	—		—
Return of capital	—		(0.51)	(0.33)	(0.36)	(0.46)	(0.22)		(0.60)
Total distributions	(0.55)		(1.08)	(1.23)	(1.44)	(1.50)	(0.82)		(1.64)
Net asset value – End of period	$17.89		$19.02	$15.74	$21.77	$22.46	$23.33		$23.58
Total return/(loss)	(3.14	)%(4)	28.78%	(22.43)%	3.82%	2.94%	2.49	%(4)	18.90%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,651		$7,427	$14,444	$62,963	$45,783	$112,549		$101,270
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.69	%(5)	1.65%	1.82%	2.04%	2.07%	2.12	%(5)	2.29%
After Recoupments/Reimbursements	1.69	%(5)	1.69%	1.80%	2.04%	2.07%	2.12	%(5)	2.29%
Ratio of interest expense and dividends on short positions to average net assets	0.13	%(5)	0.08%	0.25%	0.46%	0.51%	0.55	%(5)	0.66%
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	5.70	%(5)	1.80%	3.34%	3.96%	3.37%	5.03	%(5)	4.34%
After Recoupments/Reimbursements	5.70	%(5)	1.76%	3.36%	3.96%	3.37%	5.03	%(5)	4.34%
Portfolio turnover rate	49	%(4)	149%	153%	131%	102%	46	%(4)	121%

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund changed its fiscal year end to August 31.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

17

Orinda Income Opportunities Fund Financial Highlights (CONCLUDED)

For a capital share outstanding throughout the period

	CLASS D SHARES
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Six Months Ended August 31, 2017 (2),(3)		Year Ended February 28, 2017
Net asset value – Beginning of period	$18.66		$15.49	$21.52	$22.23	$23.18	$23.49		$21.25
Income from Investment Operations:
Net investment income/(loss)(1)	0.45		0.15	0.49	0.73	0.63	0.51		0.87
Net realized and unrealized gain/(loss) on investments	(1.08)		4.00	(5.36)	(0.13)	(0.16)	(0.02)		2.88
Total from investment operations	(0.63)		4.15	(4.87)	0.60	0.47	0.49		3.75
Less Distributions:
Dividends from net investment income	(0.51)		(0.47)	(0.83)	(0.95)	(0.96)	(0.58)		(0.90)
Distributions from net realized gains	—		—	—	—	—	—		—
Return of capital	—		(0.51)	(0.33)	(0.36)	(0.46)	(0.22)		(0.61)
Total distributions	(0.51)		(0.98)	(1.16)	(1.31)	(1.42)	(0.80)		(1.51)
Net asset value – End of period	$17.52		$18.66	$15.49	$21.52	$22.23	$23.18		$23.49
Total return/(loss)	(3.54	)%(4)	27.80%	(22.99)%	3.12%	2.23%	2.13	%(4)	18.10%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,097		$10,420	$9,626	$17,939	$20,497	$22,274		$23,963
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.45	%(5)	2.40%	2.70%	2.80%	2.93%	2.79	%(5)	2.98%
After Recoupments/Reimbursements	2.45	%(5)	2.43%	2.68%	2.80%	2.93%	2.79	%(5)	2.98%
Ratio of interest expense and dividends on short positions to average net assets	0.13	%(5)	0.09%	0.34%	0.52%	0.64%	0.55	%(5)	0.67%
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	4.94	%(5)	0.90%	2.65%	3.43%	2.90%	4.36	%(5)	3.76%
After Recoupments/Reimbursements	4.94	%(5)	0.88%	2.67%	3.43%	2.90%	4.36	%(5)	3.76%
Portfolio turnover rate	49	%(4)	149%	153%	131%	102%	46	%(4)	121%

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund changed its fiscal year end to August 31.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

18

Orinda Income Opportunities Fund Notes to Financial Statements February 28, 2022 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Orinda Income Opportunities Fund (the “Fund”), which became a series of RBB as of the close of business on April 28, 2017. The Fund is authorized to offer three classes of shares, Class I Shares, Class A Shares and Class D Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.00%. Front-end sales charges may be reduced or waived under certain circumstances. Class I Shares, Class A Shares and Class D Shares commenced investment operations on June 28, 2013, June 28, 2013 and September 27, 2013, respectively.

Prior to April 28, 2017, the Fund was a series (the “Predecessor Fund”) of Advisors Series Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on October 3, 1996, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund on April 28, 2017 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to April 28, 2017 included herein is that of the Predecessor Fund.

On January 20, 2022, the Board of Directors of the Company approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”). The Plan provides for the sale of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, AXS Income Opportunities Fund (the “Acquiring Fund”), a newly-created series of Investment Managers Series Trust II, in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”). AXS Investments LLC is the investment adviser of the Acquiring Fund. The investment objectives, investment policies and strategies of the Acquiring Fund and the Fund are the same or substantially similar. The Reorganization is subject to approval by the shareholders of the Fund. A special meeting of shareholders of the Fund has been scheduled for May 6, 2022 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”). A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization will be distributed in advance of the Shareholder Meeting.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to maximize current income with potential for modest growth of capital.

The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Financial Statements is the six-months ended February 28, 2022 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask

19

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Common Stocks
Financial	$841,746	$841,746	$—	$—
Real Estate	127,952	127,952	—	—
Total Common Stocks	969,698	969,698	—	—
REITs
Financials	45,374,238	45,374,238	—	—
Real Estate	113,087,855	112,605,039	482,816	—
Total REITs	158,462,093	157,979,277	482,816	—
Preferred Stocks
Financials	1,170,912	1,170,912	—	—
Industrials	2,239,264	2,239,264	—	—
Real Estate	3,560,020	3,560,020	—	—
Total Preferred Stocks	6,970,196	6,970,196	—	—
Convertible Preferred Stocks
Real Estate	1,578,387	1,578,387	—	—
Total Convertible Preferred Stocks	1,578,387	1,578,387	—	—
Closed-End Mutual Funds	1,453,500	1,453,500	—	—
Short-Term Investments	3,179,230	3,179,230	—	—
Total Investments in Securities	$172,613,104	$172,130,288	$482,816	$—

20

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

OPTIONS — The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

21

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

LEVERAGE AND SHORT SALES — The Fund may use leverage in connection with its investment activities and may effect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

MUTUAL FUND AND ETF TRADING RISK — The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

22

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

MARKET RISK — The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

MASTER LIMITED PARTNERSHIP RISK — Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

23

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

FOREIGN AND EMERGING MARKET SECURITIES RISK — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

CURRENCY RISK — Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

SMALL AND MEDIUM COMPANIES RISK — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

DERIVATIVES RISK — The Fund’s use of derivatives (which may include options, futures and swaps, among others) may reduce the Fund’s returns and/or increase volatility. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

OPTIONS RISK — Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

INTEREST RATE RISK — Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

REAL ESTATE AND REIT CONCENTRATION RISK — The Fund is vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

CONVERTIBLE BOND RISK — Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

PREFERRED STOCK RISK — Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

INITIAL PUBLIC OFFERING RISK — The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset

24

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

PORTFOLIO TURNOVER RISK — A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

LIBOR DISCONTINUATION RISK — The terms of many financial instruments in which the Fund may invest or other transactions to which the Fund may be a party may be tied to the London Interbank Offered Rate, or “LIBOR.” LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance. In July 2017, the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Although the Fund is working to minimize its exposure to risks associated with the expected discontinuation of LIBOR, all of the aforementioned risks may adversely affect the Fund’s performance or NAV.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments

25

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund does not charge redemption fees to shareholders.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Orinda Asset Management, LLC (the “Adviser” or “Orinda”) serves as the investment adviser to the Fund. The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the average daily net assets for each class of shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, dividends on securities sold short, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2022 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2022.

ADVISORY	EXPENSE CAPS
FEE	CLASS I	CLASS A	CLASS D
1.00%	1.40%	1.65%	2.40%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	NET ADVISORY FEES
$896,769	$—	$896,769

If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the relevant share class’s Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

EXPIRATION
AUGUST 31, 2022	AUGUST 31, 2023	AUGUST 31, 2024	August 31, 2025
$—	$—	$—	$

26

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

The Board has adopted Plans of Distribution for Class A Shares and Class D Shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to Class A Shares and Class D Shares of the Fund, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class D Shares. The actual amount of such compensation under the Plans is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in Class A Shares and Class D Shares and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of Class A Shares and Class D Shares, (ii) ongoing servicing and/or maintenance of the accounts of Class A and Class D shareholders, and (iii) sub-transfer agency services, sub-accounting services or administrative services related to the sale of Class A Shares and Class D Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. An employee of Vigilant Compliance, LLC also serves as the Chief Compliance Officer of the Adviser. Neither the Fund nor the Company compensates this individual or Vigilant Compliance, LLC for services provided to Orinda. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$94,184,639	$123,383,792

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. LEVERAGE & LINE OF CREDIT

The Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

27

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2022 (Unaudited)

The Fund may also utilize the line of credit for short term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Fund maintains a separate line of credit with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowings under this agreement. The Fund can borrow up to a maximum of 50% of the market value of assets pledged as collateral. However, depending on the liquidity of the collateral, issuer concentration, debt ratings of fixed income investments, and the share price of equity holdings, the amount eligible to be borrowed can also be less than 50% of the market value of the assets pledged as collateral.

The Fund has pledged a portion of its investment securities as the collateral for their line of credit. As of the end of the reporting period, the value of the investment securities pledged as collateral was $54,033,195. The Fund had an outstanding average daily balance and a weighted average interest rate of approximately $16 million and 1.32%, respectively. The maximum amount outstanding for the Fund during the reporting period was $26,669,946.

6. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$180,098,194	$23,842,672	$(3,797,031)	$20,045,641

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2021 were reclassified among the following accounts:

Distributable earnings/ (Loss)	PAID-IN CAPITAL
$1,875,773	$(1,875,773)

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	ACCUMULATED LOSSES	TOTAL
$—	$—	$20,045,641	$(47,258,221)	$(27,212,580)

28

Orinda Income Opportunities Fund Notes To Financial Statements (Concluded) February 28, 2022 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 was as follows:

ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
$6,335,330	$—	$5,374,670

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund is permitted to carryforward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2021, the Fund had $29,190,885 of short-term capital loss carryforwards and $18,067,336 of long-term capital loss carryforwards.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

29

Orinda Income Opportunities Fund Notice to Shareholders February 28, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2021

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

30

Orinda Income Opportunities Fund Liquidity Risk Management Program February 28, 2022 (Unaudited)

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Adviser as the program administrator for the Adviser Program. The Adviser has delegated oversight of the Adviser Program to an employee of the Adviser, whose process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of each Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund did not require the establishment of a highly liquid investment minimum and the methodology for that determination; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

31

(This Page Intentionally Left Blank.)

Investment Adviser

Orinda Asset Management LLC

3390 Mt. Diablo Boulevard, Suite 250

Lafayette, CA 94549

Distributor

Quasar Distributors, LLC

111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 S 16th St Suite 2900

Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

OR-SAR22

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

SGI U.S. LARGE CAP EQUITY FUND

SGI U.S. SMALL CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT GROWTH FUND

SGI PEAK GROWTH FUND

SGI SMALL CAP CORE FUND
(formerly, SGI Small Cap Growth Fund)

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2022
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP EQUITY FUND - CLASS I SHARES

Performance Data

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception(2)
Class I Shares (without sales charge)	-7.46%	7.66%	10.66%	11.41%	11.41%
Class I Shares (with sales charge)	-7.46%	7.66%	10.66%	11.41%	11.41%
S&P 500® Index(3)	-2.62%	16.39%	15.17%	14.59%	14.59%

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on February 29, 2012.

(3)	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual operating expenses, as stated in the current prospectus dated December 31, 2021, is 0.85% of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS A SHARES

Performance Data (continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (without sales charge)	-7.60%	7.36%	9.51%	10.38%	9.98%
Class A Shares (with sales charge)	-12.46%	1.71%	7.56%	9.20%	9.05%
S&P 500® Index(3)	-2.62%	16.39%	18.24%	15.17%	14.53%

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on October 29, 2015.

(3)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual operating expenses, as stated in the current prospectus dated December 31, 2021, is 1.10% of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class C Shares (without sales charge)	-7.92%	6.54%	8.85%	9.68%	9.66%
Class C Shares (with sales charge)	-7.92%	6.54%	8.85%	9.68%	9.66%
S&P 500® Index(3)	-2.62%	16.39%	18.24%	15.17%	15.30%

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on December 31, 2015.

(3)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual operating expenses, as stated in the current prospectus dated December 31, 2021, is 1.85% of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. SMALL CAP EQUITY FUND - CLASS I SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class I Shares (without sales charge)	-1.60%	3.90%	0.55%	2.73%	5.55%
Class I Shares (with sales charge)	-1.60%	3.90%	0.55%	2.73%	5.55%
Russell 2000® Index(3)	-9.46%	-6.01%	10.50%	9.50%	12.28%

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2021, are 1.56% and 1.43%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI U.S. SMALL CAP EQUITY FUND - CLASS A SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (without sales charge)	-1.69%	3.65%	0.33%	2.49%	5.32%
Class A Shares (with sales charge)	-6.87%	-1.77%	-1.47%	1.40%	4.37%
Russell 2000® Index(3)	-9.46%	-6.01%	10.50%	9.50%	12.28%

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2021, are 1.81% and 1.68%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.48% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.48%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.48% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI U.S. SMALL CAP EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class C Shares (without sales charge)	-2.09%	2.84%	-0.47%	1.70%	4.51%
Class C Shares (with sales charge)	-2.09%	2.84%	-0.47%	1.70%	4.51%
Russell 2000® Index(3)	-9.46%	-6.01%	10.50%	9.50%	12.28%

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2021, are 2.56% and 2.43%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 2.23% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 2.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 2.23% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI GLOBAL EQUITY FUND - CLASS I SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022(2)
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception
Class I Shares(3)	-1.78%	11.98%	9.61%	8.95%	14.86%
MSCI ACWI Index(4)	-5.26%	7.81%	11.43%	9.83%	12.29%

(1)	Not annualized.

(2)	Returns for periods prior to January 3, 2017 were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy.

(3)

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund, a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009. Effective January 3, 2017, the Scotia Dynamic U.S. Growth Fund changed its name to the Summit Global Investments Global Low Volatility Fund (the “Fund”).

(4)	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2021, are 1.01% and 0.87%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2022 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2022 unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The MSCI ACWI Index (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With more than 3,000 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in an index.

SGI PRUDENT GROWTH FUND - CLASS I SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Since Inception
Class I Shares	-4.74%	3.01%	6.46%(2)(3)
S&P 500® Index(4)	-2.62%	16.39%	20.95%
Composite Index(5)	-3.09%	8.58%	11.72%

(1)	Not annualized.

(2)	Inception date of the Fund is June 8, 2020.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(4)	The Composite Index is comprised of the S&P 500® Index and Bloomberg US Aggregate Bond Index, weighted 60% and 40%, respectively.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2021 are 4.08% and 1.81%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2022 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 1.70% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2022, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.70% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI PEAK GROWTH FUND - CLASS I SHARES

Performance Data (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the periods ended February 28, 2022
	Six Months(1)	One Year	Since Inception
Class I Shares	-5.27%	3.86%	10.95%(2)(3)
S&P 500® Index(4)	-2.62%	16.39%	20.95%

(1)	Not annualized.

(2)	Inception date of the Fund is June 8, 2020.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2021 are 3.70% and 1.88%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2022 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 1.70% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2022, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.70% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI SMALL CAP CORE FUND (formerly, the SGI Small Cap Growth Fund) - CLASS I SHARES

Performance Data (CONCLUDED)

FEBRUARY 28, 2022 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 28, 2022
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception(2)
SGI Small Cap Core Fund(3)	-5.52%	-0.90%	9.96%	11.75%	11.04%
Russell 2000® Index	-9.46%	6.01%	9.50%	11.18%	8.71%

(1)	Not annualized.

(2)	For the period October 1, 1999 (commencement of operations) through August 31, 2020.

(3)

As of the close of business on March 15, 2021, Bogle Investment Management, L.P. (“Bogle”), the Fund’s prior investment adviser, resigned and was replaced by Summit Global Investments, LLC (the “Adviser”), and the Fund changed its name to the SGI Small Cap Growth Fund. The performance shown for periods prior to March 15, 2021 represents the performance under the Fund’s previous investment adviser.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total net operating expenses, as stated in the current prospectus dated December 31, 2021, as supplemented, are 1.25%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2022 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2022 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

FEBRUARY 28, 2022 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	SGI U.S. Large Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period (1)	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 925.40	$4.11	0.86%	-7.46%
Class A Shares	1,000.00	924.00	5.30	1.11	-7.60
Class C Shares	1,000.00	920.80	8.86	1.86	-7.92

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.53	$4.31	0.86%	N/A
Class A Shares	1,000.00	1,019.29	5.56	1.11	N/A
Class C Shares	1,000.00	1,015.57	9.30	1.86	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

	SGI U.S. Small Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period (1)	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 984.00	$ 6.05	1.23%	-1.60%
Class A Shares	1,000.00	983.10	7.28	1.48	-1.69
Class C Shares	1,000.00	979.10	10.94	2.23	-2.09

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%	N/A
Class A Shares	1,000.00	1,017.46	7.40	1.48	N/A
Class C Shares	1,000.00	1,013.74	11.13	2.23	N/A

	SGI Global Equity Fund
	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period (1)	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 982.20	$ 4.13	0.84%	-1.78%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%	N/A

	SGI Prudent Fund
	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period (1)	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 952.60	$ 8.23	1.70%	-4.74%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,016.36	$ 8.50	1.70%	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	SGI Peak Growth Fund
	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period (1)	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 947.30	$ 8.21	1.70%	-5.27%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,016.36	$ 8.50	1.70%	N/A

	SGI small cap CORE Fund
	Beginning Account Value SEPTEMBER 1, 2021	Ending Account Value FEBRUARY 28, 2022	Expenses Paid During Period (1)	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 944.80	$ 5.93	1.23%	-5.52%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%	N/A

(1)

Expenses are equal to each Fund’s annualized six-month expense ratio for the period March 1, 2022 to August 31, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. Each Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for each Fund.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	12.6%	$60,034,714
Software	11.2	53,746,073
Food	10.6	50,449,602
Retail	7.7	36,962,320
Oil & Gas	6.3	29,922,707
Electric	5.6	26,629,189
Biotechnology	4.9	23,319,876
Insurance	4.7	22,563,491
Distribution & Wholesale	3.9	18,467,054
Computers	3.3	15,920,028
Internet	2.8	13,173,835
Banks	2.7	12,967,900
Telecommunications	2.7	12,759,122
Semiconductors	2.2	10,585,576
Commercial Services	2.1	9,877,946
Transportation	2.0	9,402,020
Chemicals	1.4	6,889,348
Media	1.2	5,766,924
Diversified Financial Services	1.2	5,676,164
REITS	1.2	5,641,617
Home Builders	1.0	4,958,440
Aerospace/Defense	1.0	4,649,422
Healthcare-Products	0.8	3,973,015
Cosmetics & Personal Care	0.7	3,485,967
Electronics	0.6	2,931,900
Beverages	0.5	2,564,288
Environmental Control	0.5	2,469,240
Household Products/Wares	0.4	1,923,000
Office/Business Equipment	0.3	1,529,358
Apparel	0.3	1,283,570
Mining	0.2	1,112,160
Home Furnishings	0.2	1,073,930
Electrical Components & Equipment	0.2	1,038,320
Healthcare-Services	0.2	976,536
Hand/Machine Tools	0.2	976,200
Miscellaneous Manufacturing	0.2	951,896
Advertising	0.2	947,957
Machinery-Diversified	0.2	941,160
Airlines	0.2	911,040
Auto Manufacturers	0.2	898,128
Forest Products & Paper	0.2	883,659
SHORT-TERM INVESTMENTS	1.7	8,210,918
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(1,557,980)
NET ASSETS	100%	$477,887,630

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 98.6%
Advertising — 0.2%
Omnicom Group, Inc.	11,300	$947,957
Aerospace/Defense — 1.0%
General Dynamics Corp.	4,400	1,031,580
Lockheed Martin Corp.	2,500	1,084,500
Teledyne Technologies, Inc.*	5,900	2,533,342
		4,649,422
Airlines — 0.2%
Southwest Airlines Co.*	20,800	911,040
Apparel — 0.3%
NIKE, Inc., Class B	9,400	1,283,570
Auto Manufacturers — 0.2%
Cummins, Inc.	4,400	898,128
Banks — 2.7%
Bank of America Corp.	218,000	9,635,600
JPMorgan Chase & Co.	23,500	3,332,300
		12,967,900
Beverages — 0.5%
Coca-Cola Co., (The)	41,200	2,564,288
Biotechnology — 4.9%
Amgen, Inc.	4,600	1,041,808
Gilead Sciences, Inc.	116,900	7,060,760
Royalty Pharma PLC, Class A (United Kingdom)	88,800	3,486,288
Vertex Pharmaceuticals, Inc.*	51,000	11,731,020
		23,319,876
Chemicals — 1.4%
Air Products & Chemicals, Inc.	9,000	2,126,700
Celanese Corp.	16,500	2,298,120
Dow, Inc.	41,800	2,464,528
		6,889,348
Commercial Services — 2.1%
Cintas Corp.	7,800	2,927,496
S&P Global, Inc.	18,500	6,950,450
		9,877,946
Computers — 3.3%
Accenture PLC, Class A, (Ireland)	12,600	3,981,852
Apple, Inc.	72,300	11,938,176
		15,920,028
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	29,500	2,270,025
Procter & Gamble Co., (The)	7,800	1,215,942
		3,485,967
Distribution & Wholesale — 3.9%
Copart, Inc.*	35,500	4,362,240
Fastenal Co.	133,100	6,849,326
LKQ Corp.	70,200	3,295,890
WW Grainger, Inc.	8,300	3,959,598
		18,467,054
Diversified Financial Services — 1.2%
Ally Financial, Inc.	19,300	963,070
Interactive Brokers Group, Inc.	14,600	966,228
Mastercard, Inc., Class A	7,700	2,778,314
T Rowe Price Group, Inc.	6,700	968,552
		5,676,164
Electric — 5.6%
AES Corp.	71,100	1,509,453
DTE Energy Co.	21,700	2,638,503
Duke Energy Corp.	39,700	3,986,277
Evergy, Inc.	15,700	979,837
Exelon Corp.	22,800	970,368
PPL Corp.	134,700	3,525,099
Public Service Enterprise Group, Inc.	14,700	953,001
Southern Co., (The)	186,300	12,066,651
		26,629,189
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	8,000	1,038,320
Electronics — 0.6%
Fortive Corp.	14,900	964,775
Keysight Technologies, Inc.*	12,500	1,967,125
		2,931,900
Environmental Control — 0.5%
Waste Management, Inc.	17,100	2,469,240
Food — 10.6%
Hershey Co., (The)	58,800	11,892,888
Hormel Foods Corp.	141,800	6,755,352
Kellogg Co.	143,800	9,194,572
Kraft Heinz Co., (The)	235,300	9,228,466
Kroger Co., (The)	46,400	2,171,520
Mondelez International, Inc., Class A	107,300	7,026,004
Sysco Corp.	48,000	4,180,800
		50,449,602
Forest Products & Paper — 0.2%
International Paper Co.	20,300	883,659
Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.	6,000	976,200

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Healthcare-Products — 0.8%
Align Technology, Inc.*	2,100	$1,074,066
Hologic, Inc.*	13,400	953,678
Medtronic PLC, (Ireland)	9,200	965,908
Zimmer Biomet Holdings, Inc.	7,700	979,363
		3,973,015
Healthcare-Services — 0.2%
Laboratory Corp. of America Holdings*	3,600	976,536
Home Builders — 1.0%
NVR, Inc.*	1,000	4,958,440
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	14,300	1,073,930
Household Products/Wares — 0.4%
Avery Dennison Corp.	5,300	933,860
Kimberly-Clark Corp.	7,600	989,140
		1,923,000
Insurance — 4.7%
Allstate Corp., (The)	7,600	929,936
Arch Capital Group Ltd.*	90,300	4,254,033
Brown & Brown, Inc.	31,800	2,149,998
Chubb Ltd., (Switzerland)	6,000	1,221,840
Marsh & McLennan Cos., Inc.	6,300	979,083
Progressive Corp., (The)	111,800	11,842,974
Travelers Cos., Inc., (The)	6,900	1,185,627
		22,563,491
Internet — 2.8%
Alphabet, Inc., Class A*	3,100	8,373,534
Amazon.com, Inc.*	800	2,457,008
Expedia Group, Inc.*	5,600	1,098,216
Facebook, Inc., Class A*	5,900	1,245,077
		13,173,835
Machinery-Diversified — 0.2%
Dover Corp.	6,000	941,160
Media — 1.2%
Charter Communications, Inc., Class A*	2,700	1,624,806
FactSet Research Systems, Inc.	10,200	4,142,118
		5,766,924
Mining — 0.2%
Newmont Corp.	16,800	1,112,160
Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.	4,400	951,896
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A*	3,700	1,529,358
Oil & Gas — 6.3%
Chevron Corp.	58,200	8,380,800
EOG Resources, Inc.	8,700	999,804
Exxon Mobil Corp.	154,200	12,092,364
Marathon Petroleum Corp.	16,100	1,253,707
Pioneer Natural Resources Co.	9,400	2,252,240
Valero Energy Corp.	59,200	4,943,792
		29,922,707
Pharmaceuticals — 12.6%
AbbVie, Inc.	81,600	12,058,032
Bristol-Myers Squibb Co.	176,200	12,099,654
Eli Lilly & Co.	4,000	999,800
McKesson Corp.	8,800	2,419,648
Merck & Co., Inc.	156,500	11,984,770
Pfizer, Inc.	234,000	10,983,960
Zoetis, Inc.	49,000	9,488,850
		60,034,714
REITS — 1.2%
AvalonBay Communities, Inc.	4,500	1,073,655
Equity Residential	11,300	963,890
Simon Property Group, Inc.	26,200	3,604,072
		5,641,617
Retail — 7.7%
Costco Wholesale Corp.	7,100	3,686,675
Dollar General Corp.	17,800	3,530,452
Dollar Tree, Inc.*	8,000	1,136,640
O’Reilly Automotive, Inc.*	1,500	973,860
Target Corp.	57,600	11,506,752
Walgreens Boots Alliance, Inc.	94,500	4,355,505
Wal-Mart Stores, Inc.	87,100	11,772,436
		36,962,320
Semiconductors — 2.2%
Broadcom, Inc.	1,700	998,648
Qorvo, Inc.*	42,500	5,813,150
Texas Instruments, Inc.	22,200	3,773,778
		10,585,576
Software — 11.2%
Adobe Systems, Inc.*	19,700	9,213,296
Autodesk, Inc.*	6,700	1,475,541
Electronic Arts, Inc.	56,100	7,298,049
Fiserv, Inc.*	38,100	3,721,227
Intuit, Inc.	23,000	10,910,510
Microsoft Corp.	41,100	12,280,269
Oracle Corp.	24,400	1,853,668
SS&C Technologies Holdings, Inc.	12,900	967,113
Take-Two Interactive Software, Inc.*	37,200	6,026,400
		53,746,073

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (CONCLUDED)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Telecommunications — 2.7%
AT&T, Inc.	40,000	$947,600
Cisco Systems, Inc.	63,300	3,530,241
Verizon Communications, Inc.	154,300	8,281,281
		12,759,122
Transportation — 2.0%
FedEx Corp.	42,300	9,402,020

TOTAL COMMON STOCKS
(Cost $419,488,895)		471,234,692

SHORT-TERM INVESTMENTS — 1.7%
U.S. Bank Money Market Deposit Account, 0.01%(a)	8,210,918	8,210,918
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,210,918)		8,210,918
TOTAL INVESTMENTS — 100.3%
(Cost $427,699,813)		479,445,610
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,557,980)
NET ASSETS — 100.0%		$477,887,630

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Food	9.4%	$3,399,306
Pharmaceuticals	8.8	3,173,489
Transportation	7.3	2,630,650
Diversified Financial Services	6.6	2,394,349
Commercial Services	6.5	2,327,791
Banks	6.0	2,180,656
REITS	5.4	1,950,561
Software	4.9	1,762,053
Water	4.0	1,444,123
Retail	4.0	1,428,352
Insurance	3.7	1,344,903
Biotechnology	3.2	1,168,576
Beverages	3.0	1,093,246
Chemicals	2.7	968,042
Packaging & Containers	2.5	901,958
Electronics	2.4	856,515
Auto Parts & Equipment	2.1	743,336
Household Products/Wares	2.1	740,412
Savings & Loans	1.4	512,532
Gas	1.3	465,325
Healthcare-Products	1.2	446,806
Distribution/Wholesale	1.1	418,798
Home Builders	1.1	389,150
Leisure Time	1.0	350,589
Engineering & Construction	0.9	311,025
Internet	0.9	307,350
Telecommunications	0.7	257,488
Electric	0.6	206,402
Media	0.6	203,818
Miscellaneous Manufacturing	0.5	179,163
Machinery-Diversified	0.5	166,932
Healthcare-Services	0.4	139,125
Real Estate	0.3	118,560
Building Materials	0.2	81,984
Environmental Control	0.2	61,688
EXCHANGE-TRADED FUNDS	0.7	258,504
SHORT-TERM INVESTMENTS	1.7	599,122
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	38,240
NET ASSETS	100%	$36,020,919

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 97.5%
Auto Parts & Equipment — 2.1%
Dorman Products, Inc.*	5,400	$504,468
Standard Motor Products, Inc.	2,800	122,388
Titan International, Inc.*	10,400	116,480
		743,336
Banks — 6.0%
Bank of Marin Bancorp	2,000	70,640
CBTX, Inc.	5,100	153,306
City Holding Co.	2,300	183,241
CrossFirst Bankshares, Inc.*	8,000	125,840
Equity Bancshares, Inc., Class A	2,900	91,205
Farmers National Banc Corp.	6,200	106,826
First Bancshares, Inc., (The)	2,700	95,337
First Financial Corp.	8,190	380,917
Great Southern Bancorp, Inc.	2,600	159,692
HarborOne Bancorp, Inc.	5,100	75,429
Merchants Bancorp	3,100	89,745
Nicolet Bankshares, Inc.*	4,100	390,566
Origin Bancorp, Inc.	2,100	96,978
Peapack-Gladstone Financial Corp.	2,300	86,756
Southern First Bancshares, Inc.*	1,300	74,178
		2,180,656
Beverages — 3.0%
Coca Cola Bottling Co.	2,200	1,093,246
Biotechnology — 3.2%
Innoviva, Inc.*	49,600	952,816
Organogenesis Holdings, Inc.*	29,000	215,760
		1,168,576
Building Materials — 0.2%
AAON, Inc.	1,400	81,984
Chemicals — 2.7%
Balchem Corp.	5,100	705,534
Hawkins, Inc.	5,800	262,508
		968,042
Commercial Services — 6.5%
AMN Healthcare Services, Inc.*	1,100	116,754
CorVel Corp.*	1,700	270,402
Forrester Research, Inc.*	2,700	140,211
Franklin Covey Co.*	4,300	198,230
FTI Consulting, Inc.*	6,500	949,000
ICF International, Inc.	4,700	416,514
Kforce, Inc.	1,000	75,180
Willdan Group, Inc.*	5,000	161,500
		2,327,791
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A*	8,800	197,824
Titan Machinery, Inc.*	7,800	220,974
		418,798
Diversified Financial Services — 6.6%
AssetMark Financial Holdings, Inc.*	4,600	108,054
Houlihan Lokey, Inc.	11,700	1,203,462
International Money Express, Inc.*	15,700	252,142
Nelnet, Inc., Class A	800	64,440
PJT Partners, Inc., Class A	10,800	689,256
Regional Management Corp.	1,500	76,995
		2,394,349
Electric — 0.6%
Avangrid, Inc.	4,600	206,402
Electronics — 2.4%
Mesa Laboratories, Inc.	800	204,264
OSI Systems, Inc.*	6,200	500,154
TTM Technologies, Inc.*	12,100	152,097
		856,515
Engineering & Construction — 0.9%
NV5 Global, Inc.*	2,900	311,025
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.*	2,200	61,688
Food — 9.4%
Flowers Foods, Inc.	34,900	956,609
John B Sanfilippo & Son, Inc.	3,600	286,272
Lancaster Colony Corp.	1,600	269,136
Seaboard Corp.	30	115,784
Sprouts Farmers Market, Inc.*	41,400	1,179,072
Tootsie Roll Industries, Inc.	8,600	290,250
Weis Markets, Inc.	4,900	302,183
		3,399,306
Gas — 1.3%
Chesapeake Utilities Corp.	3,500	465,325
Healthcare-Products — 1.2%
Atrion Corp.	100	71,546
Hanger, Inc.*	4,300	77,916
Omnicell, Inc.*	2,300	297,344
		446,806
Healthcare-Services — 0.4%
Aveanna Healthcare Holdings, Inc.*	26,500	139,125
Home Builders — 1.1%
Thor Industries, Inc.	4,300	389,150
Household Products/Wares — 2.1%
Helen of Troy, Ltd.*	3,600	740,412

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Insurance — 3.7%
Hanover Insurance Group Inc., (The)	1,500	$209,265
RLI Corp.	700	71,050
Safety Insurance Group, Inc.	800	66,752
Stewart Information Services Corp.	14,700	997,836
		1,344,903
Internet — 0.9%
HealthStream, Inc.*	15,000	307,350
Leisure Time — 1.0%
OneWater Marine, Inc., Class A	6,900	350,589
Machinery-Diversified — 0.5%
Alamo Group, Inc.	1,200	166,932
Media — 0.6%
Liberty Latin America Ltd., Class C*	20,200	203,818
Miscellaneous Manufacturing — 0.5%
American Outdoor Brands, Inc.*	5,000	78,150
Chase Corp.	1,100	101,013
		179,163
Packaging & Containers — 2.5%
Silgan Holdings, Inc.	18,400	770,592
UFP Technologies, Inc.*	1,900	131,366
		901,958
Pharmaceuticals — 8.8%
Amphastar Pharmaceuticals, Inc.*	21,600	598,536
Collegium Pharmaceutical, Inc.*	25,800	502,326
Eagle Pharmaceuticals, Inc.*	14,900	706,111
Pacira BioSciences, Inc.*	2,900	193,401
Prestige Brands Holdings, Inc.*	11,900	708,407
Supernus Pharmaceuticals, Inc.*	2,700	86,265
USANA Health Sciences, Inc.*	4,300	378,443
		3,173,489
Real Estate — 0.3%
RE/MAX Holdings, Inc., Class A	4,000	118,560
REITS — 5.4%
Broadstone Net Lease, Inc.	7,200	155,952
City Office REIT, Inc.	6,500	111,930
Easterly Government Properties, Inc.	15,900	331,038
Life Storage, Inc.	2,700	341,793
Rexford Industrial Realty, Inc.	8,800	617,144
Safehold, Inc.	6,400	392,704
		1,950,561
Retail — 4.0%
AutoNation, Inc.*	1,400	160,524
MarineMax, Inc.*	4,400	201,344
Murphy USA, Inc.	5,400	975,996
Winmark Corp.	400	90,488
		1,428,352
Savings & Loans — 1.4%
Hingham Institution For Savings, (The)	400	143,936
HomeTrust Bancshares, Inc.	2,300	69,184
Southern Missouri Bancorp, Inc.	3,400	182,172
Waterstone Financial, Inc.	6,000	117,240
		512,532
Software — 4.9%
CSG Systems International, Inc.	8,400	518,448
Evolent Health, Inc., Class A*	33,300	887,445
Verra Mobility Corp.*	21,200	356,160
		1,762,053
Telecommunications — 0.7%
Ooma, Inc.*	15,400	257,488
Transportation — 7.3%
Daseke, Inc.*	21,400	268,570
Heartland Express, Inc.	22,400	321,664
Landstar System, Inc.	6,600	1,019,106
Werner Enterprises, Inc.	23,500	1,021,310
		2,630,650
Water — 4.0%
American States Water Co.	10,100	850,017
California Water Service Group	6,889	392,191
York Water Co., (The)	4,500	201,915
		1,444,123
TOTAL COMMON STOCKS
(Cost $32,915,431)		35,125,053

EXCHANGE-TRADED FUNDS — 0.7%
Exchange-Traded Funds — 0.7%
iShares Core S&P Small-Cap ETF	2,400	258,504

TOTAL EXCHANGE-TRADED FUNDS
(Cost $254,908)		258,504

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
U.S. Bank Money Market Deposit Account, 0.01%(a)	599,122	$599,122
TOTAL SHORT-TERM INVESTMENTS
(Cost $599,122)		599,122
TOTAL INVESTMENTS — 99.9%
(Cost $33,769,461)		35,982,679
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		38,240
NET ASSETS — 100.0%		$36,020,919

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

ETF Exchange-Traded Funds

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Banks	13.7%	$16,598,417
Pharmaceuticals	8.6	10,372,222
Internet	8.1	9,802,906
Software	8.0	9,656,675
Retail	7.6	9,257,347
Telecommunications	6.6	8,008,620
Biotechnology	6.1	7,444,604
Diversified Financial Services	5.5	6,685,816
Computers	5.1	6,202,448
Oil & Gas	4.5	5,403,311
Electric	3.9	4,737,748
Semiconductors	3.2	3,830,958
Media	2.1	2,564,810
Auto Manufacturers	2.1	2,536,432
Home Furnishings	1.9	2,268,020
REITS	1.7	2,088,519
Food	1.5	1,784,397
Building Materials	1.4	1,734,432
Chemicals	1.3	1,522,570
Healthcare-Products	1.1	1,333,373
Electrical Components & Equipment	0.9	1,141,752
Aerospace/Defense	0.8	910,980
Private Equity	0.7	828,555
Beverages	0.7	808,036
Insurance	0.5	655,721
Auto Parts & Equipment	0.4	429,834
Mining	0.3	372,566
Pipelines	0.2	292,380
SHORT-TERM INVESTMENTS	1.2	1,503,267
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	358,185
NET ASSETS	100%	$121,134,901

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	2,100	$910,980
Auto Manufacturers — 2.1%
Honda Motor Co., Ltd., (Japan) SP ADR	77,700	2,374,512
Iveco Group NV, (Netherlands)*	20,240	161,920
		2,536,432
Auto Parts & Equipment — 0.4%
Gentex Corp.	14,200	429,834
Banks — 13.7%
Bank of America Corp.	40,700	1,798,940
Bank of Montreal, (Canada)	11,500	1,309,850
Bank of Nova Scotia, (The), (Canada)	10,000	723,400
Canadian Imperial Bank of Commerce, (Canada)	7,500	948,075
Credicorp Ltd.	15,800	2,389,750
HDFC Bank, Ltd., (India), ADR	6,500	404,105
JPMorgan Chase & Co.	1,600	226,880
Royal Bank of Canada, (Canada)	39,700	4,383,674
Toronto-Dominion Bank, (The), (Canada)	54,700	4,413,743
		16,598,417
Beverages — 0.7%
Coca Cola Bottling Co.	1,000	496,930
PepsiCo, Inc.	1,900	311,106
		808,036
Biotechnology — 6.1%
Blueprint Medicines Corp.*	17,400	1,053,570
Incyte Corp.*	50,100	3,421,830
Seagen, Inc.*	1,800	231,966
Vertex Pharmaceuticals, Inc.*	11,900	2,737,238
		7,444,604
Building Materials — 1.4%
Johnson Controls International PLC, (Ireland)	26,700	1,734,432
Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,100	496,230
Linde PLC, (Ireland)	3,500	1,026,340
		1,522,570
Computers — 5.1%
Apple, Inc.	23,700	3,913,344
Check Point Software Technologies Ltd., (Israel)*	15,800	2,289,104
		6,202,448
Diversified Financial Services — 5.5%
American Express Co.	5,200	1,011,608
Houlihan Lokey, Inc.	15,600	1,604,616
ORIX Corp., (Japan) SP ADR	20,800	2,050,672
SLM Corp.	76,800	1,512,960
T Rowe Price Group, Inc.	3,500	505,960
		6,685,816
Electric — 3.9%
Algonquin Power & Utilities Corp., (Canada)	70,500	1,020,840
Duke Energy Corp.	21,800	2,188,938
Fortis, Inc., (Canada)	26,000	1,191,320
Xcel Energy, Inc.	5,000	336,650
		4,737,748
Electrical Components & Equipment — 0.9%
ABB Ltd., (Switzerland), SP ADR	33,900	1,141,752
Food — 1.5%
General Mills, Inc.	8,900	600,127
Kellogg Co.	9,100	581,854
Mondelez International, Inc., Class A	9,200	602,416
		1,784,397
Healthcare-Products — 1.1%
Medtronic PLC, (Ireland)	12,700	1,333,373
Home Furnishings — 1.9%
Dolby Laboratories, Inc., Class A	30,200	2,268,020
Insurance — 0.5%
Chubb Ltd., (Switzerland)	3,220	655,721
Internet — 8.1%
Alphabet, Inc., Class C*	1,700	4,586,294
Amazon.com, Inc.*	1,300	3,992,638
Facebook, Inc., Class A*	5,800	1,223,974
		9,802,906
Media — 2.1%
Liberty Broadband Corp., Class C*	6,600	968,220
Thomson Reuters Corp., (Canada)	15,800	1,596,590
		2,564,810
Mining — 0.3%
Agnico Eagle Mines Ltd. (Canada)	7,379	372,566

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Oil & Gas — 4.5%
China Petroleum & Chemical Corp., (China) ADR	19,400	$967,090
Coterra Energy, Inc.	120,100	2,801,933
PetroChina Co., Ltd., (China) ADR	11,900	633,794
TOTAL SE, (France) SP ADR	19,800	1,000,494
		5,403,311
Pharmaceuticals — 8.6%
CVS Health Corp.	5,900	611,535
GlaxoSmithKline PLC, (United Kingdom) SP ADR	29,300	1,226,498
Merck & Co., Inc.	13,800	1,056,804
Novartis AG, (Switzerland) SP ADR	15,600	1,364,376
Novo Nordisk, (Denmark) SP ADR	28,600	2,944,370
Pfizer, Inc.	27,200	1,276,768
Sanofi, (France) ADR	36,070	1,891,871
		10,372,222
Pipelines — 0.2%
Cheniere Energy, Inc.	2,200	292,380
Private Equity — 0.7%
Blackstone, Inc.	6,500	828,555
REITS — 1.7%
American Homes 4 Rent, Class A	40,100	1,524,201
Digital Realty Trust, Inc.	1,800	242,856
Realty Income Corp.	4,864	321,462
		2,088,519
Retail — 7.6%
Costco Wholesale Corp.	5,000	2,596,250
Dollar General Corp.	9,300	1,844,562
Wal-Mart Stores, Inc.	14,660	1,981,445
Yum China Holdings, Inc.	54,500	2,835,090
		9,257,347
Semiconductors — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan) SP ADR	35,800	3,830,958
Software — 8.0%
Adobe Systems, Inc.*	5,200	2,431,936
Fiserv, Inc.*	3,000	293,010
Microsoft Corp.	14,400	4,302,576
Salesforce.com, Inc.*	4,500	947,385
ServiceNow, Inc.*	2,900	1,681,768
		9,656,675
Telecommunications — 6.6%
Chunghwa Telecom Co., Ltd., (Taiwan) SP ADR	52,500	2,342,025
Nice Ltd., (Isreal) SP ADR	9,900	2,239,875
Vodafone Group PLC, (United Kingdom) SP ADR	193,600	3,426,720
		8,008,620
TOTAL COMMON STOCKS
(Cost $108,824,534)		119,273,449

SHORT-TERM INVESTMENTS — 1.2%
U.S. Bank Money Market Deposit Account, 0.01%(a)	1,503,267	1,503,267
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,503,267)		1,503,267
TOTAL INVESTMENTS — 99.7%
(Cost $110,327,801)		120,776,716
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		358,185
NET ASSETS — 100.0%		$121,134,901

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE-TRADED FUNDS:	48.6%	$5,713,415
MUTUAL FUNDS:	47.2	5,552,617
SHORT-TERM INVESTMENTS	4.3	510,652
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(9,651)
NET ASSETS	100%	$11,767,033

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Portfolio of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 48.6%
Exchange-Traded Funds — 48.6%
Financial Select Sector SPDR Fund	1,410	$54,312
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	11,040	178,627
iShares 5-10 Year Investment Grade Corporate Bond ETF	1,570	89,223
iShares Broad USD High Yield Corporate Bond ETF	5,960	235,778
iShares Core 1-5 Year USD Bond ETF	20,510	1,013,604
iShares Core MSCI EAFE ETF	4,850	336,057
iShares Core U.S. Aggregate Bond ETF	23,110	2,550,420
iShares Edge MSCI Min Vol EAFE ETF	1,250	89,900
iShares Edge MSCI Min Vol USA ETF	3,550	261,742
iShares Gold Trust *	1,230	44,661
iShares MSCI EAFE Value ETF	1,060	52,947
iShares MSCI USA Small-Cap Min Vol Factor ETF	2,510	90,937
iShares TIPS Bond ETF	3,560	452,761
Schwab US Dividend Equity ETF	1,170	90,207
SPDR Portfolio Long Term Treasury ETF	2,500	99,850
SPDR Portfolio S&P 500 ETF	1,410	72,389
		5,713,415
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,903,716)		5,713,415

MUTUAL FUNDS — 47.2%
Mutual Funds — 47.2%
SGI Global Equity Fund, Class I	72,947	2,616,612
SGI Small Cap Core Fund, Class I	41,037	1,098,965
SGI US Large Cap Equity Fund, Class I	73,983	1,368,688
SGI US Small Cap Equity Fund, Class I	39,962	468,352
		5,552,617
TOTAL MUTUAL FUNDS
(Cost $5,592,119)		5,552,617

SHORT-TERM INVESTMENTS — 4.3%
U.S. Bank Money Market Deposit Account, 0.01%(a)	510,652	510,652
TOTAL SHORT-TERM INVESTMENTS
(Cost $510,652)		510,652
TOTAL INVESTMENTS — 100.1%
(Cost $12,006,487)		11,776,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(9,651)
NET ASSETS — 100.0%		$11,767,033

*	Non-income producing security

(a)	The rate shown is as of February 28, 2022.

ETF Exchange-Traded Funds

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
EXCHANGE-TRADED FUNDS:	21.3%	$2,876,053
MUTUAL FUNDS:	73.3	9,875,621
SHORT-TERM INVESTMENTS	5.0	667,181
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	58,854
NET ASSETS	100%	$13,477,709

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Portfolio of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 21.3%
Exchange-Traded Funds — 21.3%
Financial Select Sector SPDR Fund	1,540	$59,320
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	12,660	204,839
iShares 5-10 Year Investment Grade Corporate Bond ETF	1,710	97,179
iShares Core 1-5 Year USD Bond ETF	7,000	345,940
iShares Core MSCI EAFE ETF	10,090	699,136
iShares Core U.S. Aggregate Bond ETF	3,690	407,228
iShares Edge MSCI Min Vol EAFE ETF	1,370	98,530
iShares Edge MSCI Min Vol USA ETF	4,010	295,657
iShares Gold Trust *	1,340	48,656
iShares MSCI EAFE Value ETF	1,160	57,942
iShares MSCI USA Small-Cap Min Vol Factor ETF	2,740	99,270
iShares TIPS Bond ETF	1,330	169,150
Schwab US Dividend Equity ETF	1,270	97,917
SPDR Portfolio Long Term Treasury ETF	2,910	116,225
SPDR Portfolio S&P 500 ETF	1,540	79,064
		2,876,053
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,970,397)		2,876,053

MUTUAL FUNDS — 73.3%
Mutual Funds — 73.3%
SGI Global Equity Fund, Class I	109,171	3,915,981
SGI Small Cap Core Fund, Class I	105,788	2,833,013
SGI US Large Cap Equity Fund, Class I	125,892	2,329,001
SGI US Small Cap Equity Fund, Class I	68,057	797,626
		9,875,621
TOTAL MUTUAL FUNDS
(Cost $10,263,464)		9,875,621

SHORT-TERM INVESTMENTS — 5.0%
U.S. Bank Money Market Deposit Account, 0.01%(a)	667,181	667,181
TOTAL SHORT-TERM INVESTMENTS
(Cost $667,181)		667,181
TOTAL INVESTMENTS — 99.6%
(Cost $13,901,045)		13,418,855
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		58,854
NET ASSETS — 100.0%		$13,477,709

*	Non-income producing security

(a)	The rate shown is as of February 28, 2022.

ETF Exchange-Traded Funds

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio Holdings Summary Table

FEBRUARY 28, 2022 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Diversified Financial Services	9.4%	$8,640,775
Transportation	7.7	7,141,527
Oil & Gas	6.1	5,632,760
Retail	5.9	5,494,662
Commercial Services	5.4	5,026,178
Banks	5.1	4,765,644
Food	4.8	4,446,187
Software	4.5	4,189,294
REITS	3.9	3,564,819
Building Materials	3.6	3,288,276
Insurance	3.2	2,912,957
Pharmaceuticals	3.1	2,891,587
Auto Parts & Equipment	3.0	2,752,807
Engineering & Construction	2.3	2,091,190
Distribution/Wholesale	2.1	1,961,434
Healthcare-Products	2.0	1,809,686
Electronics	1.9	1,780,657
Home Builders	1.9	1,779,869
Biotechnology	1.9	1,748,987
Metal Fabricate/Hardware	1.5	1,365,249
Computers	1.5	1,370,233
Media	1.4	1,336,563
Healthcare-Services	1.4	1,252,498
Apparel	1.4	1,290,464
Machinery-Diversified	1.4	1,340,836
Iron/Steel	1.2	1,138,410
Home Furnishings	1.1	1,030,429
Leisure Time	1.0	879,013
Savings & Loans	0.9	814,394
Water	0.9	815,762
Beverages	0.8	745,395
Internet	0.8	781,826
Aerospace/Defense	0.7	641,520
Housewares	0.5	418,639
Machinery-Construction & Mining	0.5	445,824
Cosmetics/Personal Care	0.5	436,536
Miscellaneous Manufacturing	0.4	365,751
Gas	0.4	385,555
Telecommunications	0.3	301,224
Real Estate	0.2	176,484
Environmental Control	0.2	165,436
Energy-Alternate Sources	0.2	222,632
Oil & Gas Services	0.2	204,341
Electrical Components & Equipment	0.1	121,437
Chemicals	0.1	88,132
Household Products/Wares	0.1	84,756

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio Holdings Summary Table (CONCLUDED)

FEBRUARY 28, 2022 (UNAUDITED)

	% of Net Assets	Value
EXCHANGE-TRADED FUNDS	1.0%	$930,615
SHORT-TERM INVESTMENTS	1.4	1,270,992
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	24,457
NET ASSETS	100.0%	$92,364,699

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Aerospace/Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.	12,000	$465,000
Astronics Corp.*	12,000	176,520
		641,520
Apparel — 1.4%
Crocs, Inc.*	3,800	318,174
Oxford Industries, Inc.	11,000	972,290
		1,290,464
Auto Parts & Equipment — 3.0%
Dorman Products, Inc.*	4,200	392,364
Shyft Group Inc., (The)	8,700	351,567
Standard Motor Products, Inc.	9,600	419,616
Titan International, Inc.*	50,500	565,600
XPEL, Inc.*	14,100	1,023,660
		2,752,807
Banks — 5.1%
Bridgewater Bancshares, Inc.*	2,600	43,758
Byline Bancorp, Inc.	3,500	95,445
City Holding Co.	3,500	278,845
CNB Financial Corp.	1,700	44,455
ConnectOne Bancorp, Inc.	13,200	435,600
CrossFirst Bankshares, Inc.*	20,300	319,319
Equity Bancshares, Inc., Class A	4,300	135,235
Farmers National Banc Corp.	18,700	322,201
First Financial Corp.	5,900	274,409
Guaranty Bancshares Inc.	3,500	122,395
Merchants Bancorp	5,900	170,805
Metropolitan Bank Holding Corp.*	9,000	920,250
Mid Penn Bancorp, Inc.	3,800	106,362
Origin Bancorp, Inc.	9,300	429,474
Peapack-Gladstone Financial Corp.	1,900	71,668
Provident Bancorp, Inc.	4,900	80,164
RBB Bancorp	6,600	159,192
Red River Bancshares, Inc.	2,600	133,120
Republic First Bancorp, Inc.*	26,500	137,535
ServisFirst Bancshares, Inc.	500	43,690
SmartFinancial, Inc.	5,800	151,322
South Plains Financial, Inc.	4,000	110,680
Southern First Bancshares, Inc.*	2,400	136,944
Stock Yards Bancorp, Inc.	800	42,776
		4,765,644
Beverages — 0.8%
Coca Cola Bottling Co.	1,500	745,395
Biotechnology — 1.9%
Innoviva, Inc.*	46,700	897,107
Organogenesis Holdings, Inc.*	114,500	851,880
		1,748,987
Building Materials — 3.6%
Hayward Holdings, Inc.*	22,300	398,947
Louisiana-Pacific Corp.	13,200	949,740
Patrick Industries, Inc.	13,400	955,956
Simpson Manufacturing Co., Inc.	8,300	983,633
		3,288,276
Chemicals — 0.1%
AdvanSix, Inc.	2,200	88,132
Commercial Services — 5.4%
AMN Healthcare Services, Inc.*	8,100	859,734
CorVel Corp.*	4,100	652,146
Forrester Research, Inc.*	10,000	519,300
Franklin Covey Co.*	4,900	225,890
FTI Consulting, Inc.*	4,600	671,600
Kforce, Inc.	6,200	466,116
Korn/Ferry International	1,700	112,642
Medifast, Inc.	2,000	372,000
PROG Holdings, Inc.*	22,281	682,690
Vectrus, Inc.*	3,500	160,440
Willdan Group, Inc.*	9,400	303,620
		5,026,178
Computers — 1.5%
ExlService Holdings, Inc.*	700	84,553
Insight Enterprises, Inc.*	4,900	509,600
Varonis Systems, Inc.*	17,800	776,080
		1,370,233
Cosmetics/Personal Care — 0.5%
Inter Parfums, Inc.	4,700	436,536
Distribution/Wholesale — 2.1%
Core & Main, Inc., Class A*	38,300	860,984
Leslies, Inc.*	42,600	907,806
Titan Machinery, Inc.*	6,800	192,644
		1,961,434
Diversified Financial Services — 9.4%
Amerant Bancorp, Inc.	11,400	369,930
AssetMark Financial Holdings, Inc.*	17,300	406,377
Atlanticus Holdings Corp.*	14,600	777,742
B Riley Financial, Inc.	14,900	887,295
Cohen & Steers, Inc.	600	48,756
Columbia Financial, Inc.*	24,600	522,504
Encore Capital Group, Inc.*	7,700	508,123
Enova International, Inc.*	16,300	664,551
Focus Financial Partners, Inc., Class A*	17,600	880,704

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Houlihan Lokey, Inc.	8,600	$884,596
International Money Express, Inc.*	40,600	652,036
Nelnet, Inc., Class A	500	40,275
Piper Sandler Cos	3,000	444,030
PJT Partners, Inc., Class A	12,898	823,150
Regional Management Corp.	3,700	189,921
SLM Corp.	27,451	540,785
		8,640,775
Electrical Components & Equipment — 0.1%
Orion Energy Systems, Inc.*	39,300	121,437
Electronics — 1.9%
Avnet, Inc.	1,100	46,277
Identiv, Inc.*	14,500	303,920
OSI Systems, Inc.*	7,900	637,293
TTM Technologies, Inc.*	63,100	793,167
		1,780,657
Energy-Alternate Sources — 0.2%
Green Plains, Inc.*	6,800	222,632
Engineering & Construction — 2.3%
Frontdoor, Inc.*	9,200	276,460
IES Holdings, Inc.*	5,900	248,036
MYR Group, Inc.*	4,700	421,825
NV5 Global, Inc.*	6,600	707,850
WillScot Mobile Mini Holdings Corp.*	12,300	437,019
		2,091,190
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.*	5,900	165,436
Food — 4.8%
Chefs’ Warehouse Inc, (The)*	21,700	712,845
Flowers Foods, Inc.	10,100	276,841
Hostess Brands, Inc.*	2,800	60,312
Ingles Markets, Inc., Class A	3,700	304,214
Seaboard Corp.	50	192,974
Simply Good Foods Co., (The)*	1,300	51,519
Sprouts Farmers Market, Inc.*	31,800	905,664
Tootsie Roll Industries, Inc.	15,600	526,500
United Natural Foods, Inc.*	10,300	414,369
Utz Brands, Inc.	16,300	248,575
Weis Markets, Inc.	12,200	752,374
		4,446,187
Gas — 0.4%
Chesapeake Utilities Corp.	2,900	385,555
Healthcare-Products — 2.0%
Inari Medical, Inc.*	10,900	958,982
Shockwave Medical, Inc.*	4,800	850,704
		1,809,686
Healthcare-Services — 1.4%
Aveanna Healthcare Holdings, Inc.*	113,400	595,350
Community Health Systems, Inc.*	17,800	187,078
Fulgent Genetics, Inc.*	5,900	367,570
Joint Corp., (The)*	2,500	102,500
		1,252,498
Home Builders — 1.9%
Forestar Group, Inc.*	9,500	173,945
Thor Industries, Inc.	8,400	760,200
Winnebago Industries, Inc.	13,200	845,724
		1,779,869
Home Furnishings — 1.1%
Lovesac Co., (The)*	8,200	348,418
Sonos, Inc.*	24,900	682,011
		1,030,429
Household Products/Wares — 0.1%
WD-40 Co.	400	84,756
Housewares — 0.5%
Scotts Miracle-Gro Co., (The)	2,989	418,639
Insurance — 3.2%
Donegal Group, Inc., Class A	11,200	152,992
Greenlight Capital Re Ltd., Class A*	7,500	53,925
Mercury General Corp.	4,500	247,500
Nmi Holdings, Inc., Class A*	20,500	474,370
Palomar Holdings, Inc.*	6,600	425,238
RLI Corp.	4,600	466,900
Safety Insurance Group, Inc.	3,000	250,320
Stewart Information Services Corp.	12,400	841,712
		2,912,957
Internet — 0.8%
ePlus, Inc.*	9,900	464,310
HealthStream, Inc.*	7,600	155,724
Upwork, Inc.*	6,400	161,792
		781,826
Iron/Steel — 1.2%
Schnitzer Steel Industries, Inc., Class A	23,400	1,138,410
Leisure Time — 1.0%
OneWater Marine, Inc., Class A	17,300	879,013
Machinery-Construction & Mining — 0.5%
Terex Corp.	10,800	445,824

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Machinery-Diversified — 1.5%
Alamo Group, Inc.	3,000	$417,330
Columbus McKinnon Corp.	7,900	360,556
Hydrofarm Holdings Group, Inc.*	27,800	562,950
		1,340,836
Media — 1.4%
Liberty Latin America Ltd., Class C*	87,900	886,911
Scripps E W Co., Class A	20,200	449,652
		1,336,563
Metal Fabricate/Hardware — 1.5%
AZZ, Inc.	6,800	334,764
Lawson Products Inc.*	2,500	106,275
Mueller Industries, Inc.	16,200	924,210
		1,365,249
Miscellaneous Manufacturing — 0.4%
American Outdoor Brands, Inc.*	9,300	145,359
Chase Corp.	2,400	220,392
		365,751
Oil & Gas — 6.1%
Brigham Minerals, Inc., Class A	28,900	658,342
CNX Resources Corp.*	12,400	202,616
Earthstone Energy, Inc., Class A*	60,000	780,000
EQT Corp.	20,900	483,626
Oasis Petroleum, Inc.	4,900	649,299
Ovintiv, Inc.	13,000	596,050
Range Resources Corp.*	7,900	181,305
SM Energy Co.	26,000	923,260
Talos Energy, Inc.*	19,600	307,916
W&T Offshore, Inc.*	68,600	333,396
Whiting Petroleum Corp.	7,000	516,950
		5,632,760
Oil & Gas Services — 0.2%
RPC, Inc.*	23,300	204,341
Pharmaceuticals — 3.1%
Collegium Pharmaceutical, Inc.*	46,900	913,143
Eagle Pharmaceuticals, Inc.*	7,619	361,064
Nature’s Sunshine Products, Inc.	5,800	101,674
Pacira BioSciences, Inc.*	7,200	480,168
Supernus Pharmaceuticals, Inc.*	5,000	159,750
USANA Health Sciences, Inc.*	9,951	875,788
		2,891,587
Real Estate — 0.2%
eXp World Holdings, Inc.	6,600	176,484
REITS — 3.9%
City Office REIT, Inc.	13,900	239,358
Easterly Government Properties, Inc.	42,400	882,768
Life Storage, Inc.	5,000	632,950
Rexford Industrial Realty, Inc.	10,500	736,365
Safehold, Inc.	14,900	914,264
UMH Properties, Inc.	6,900	159,114
		3,564,819
Retail — 5.9%
Arko Corp.	24,500	204,575
Asbury Automotive Group, Inc.*	5,400	1,048,194
AutoNation, Inc.*	8,600	986,076
GMS, Inc.*	16,400	889,700
Hibbett, Inc.	10,200	459,816
Lumber Liquidators Holdings, Inc.*	22,012	353,513
MarineMax, Inc.*	19,100	874,016
Murphy USA, Inc.	1,400	253,036
Petco Health & Wellness Co., Inc.*	24,300	425,736
		5,494,662
Savings & Loans — 0.9%
Hingham Institution For Savings, (The)	500	179,920
HomeTrust Bancshares, Inc.	9,100	273,728
Southern Missouri Bancorp, Inc.	4,800	257,184
Waterstone Financial, Inc.	5,300	103,562
		814,394
Software — 4.5%
CoreCard Corp.*	2,700	86,994
Donnelley Financial Solutions, Inc.*	13,400	430,140
EverCommerce, Inc.*	42,800	512,744
Evolent Health, Inc., Class A*	37,200	991,380
Immersion Corp.*	21,600	114,912
Verint Systems, Inc.*	18,800	944,324
Verra Mobility Corp.*	66,000	1,108,800
		4,189,294
Telecommunications — 0.3%
Viasat, Inc.*	6,600	301,224
Transportation — 7.7%
Air Transport Services Group, Inc.*	17,600	554,576
ArcBest Corp.	4,900	454,132
Atlas Air Worldwide Holdings, Inc.*	6,000	470,160
Covenant Logistics Group, Inc.	10,800	243,108
Daseke, Inc.*	71,900	902,345
Heartland Express, Inc.	45,200	649,072
Landstar System, Inc.	5,700	880,137

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Portfolio of Investments (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	Number of Shares	Value
Marten Transport, Ltd.	25,100	$432,975
Radiant Logistics, Inc.*	31,700	218,730
Saia, Inc.*	900	258,507
Schneider National, Inc., Class B	34,900	911,588
Universal Logistics Holdings, Inc.	10,300	197,039
Werner Enterprises, Inc.	22,300	969,158
		7,141,527
Water — 0.9%
American States Water Co.	4,700	395,552
Artesian Resources Corp., Class A	4,600	213,808
York Water Co., (The)	4,600	206,402
		815,762
TOTAL COMMON STOCKS
(Cost $92,710,308)		90,138,635

EXCHANGE-TRADED FUNDS — 1.0%
Exchange-Traded Funds — 1.0%
iShares Core S&P Small-Cap ETF	8,640	930,615

TOTAL EXCHANGE-TRADED FUNDS
(Cost $921,429)		930,615

SHORT-TERM INVESTMENTS — 1.4%
U.S. Bank Money Market Deposit Account, 0.01%(a)		$1,270,992
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,270,992)		1,270,992
TOTAL INVESTMENTS — 100.0%
(Cost $94,902,729)		92,340,242
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		24,457
NET ASSETS — 100.0%		$92,364,699

*	Non-income producing security.

(a)	The rate shown is as of February 28, 2022.

ETF Exchange-Traded Funds

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

FEBRUARY 28, 2022 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at value (cost $419,488,895, $33,170,339, and $108,824,534, respectively)	$471,234,692	$35,383,557	$119,273,449
Short-term investments, at value (cost $8,210,918, $599,122, and $1,503,267, respectively)	8,210,918	599,122	1,503,267
Receivables for:
Capital shares sold	865,850	106,882	294,821
Dividends	1,018,404	13,494	166,021
Prepaid expenses and other assets	121,965	35,303	25,738
Total assets	$481,451,829	$36,138,358	$121,263,296

LIABILITIES
Payables for:
Capital shares redeemed	$3,207,859	$48,884	$30,639
Advisory fees	269,011	22,184	52,803
Other accrued expenses and liabilities	87,329	46,371	44,953
Total liabilities	3,564,199	117,439	128,395
Net assets	$477,887,630	$36,020,919	$121,134,901

NET ASSETS CONSIST OF:
Par value	$25,834	$3,077	$3,377
Paid-in capital	388,377,121	34,027,960	108,573,020
Total distributable earnings/(loss)	89,484,675	1,989,882	12,558,504
Net assets	$477,887,630	$36,020,919	$121,134,901

CLASS I SHARES:
Net assets applicable to Class I Shares	$446,999,536	$30,106,838	$121,134,901
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	24,163,064	2,568,734	3,377,068
Net asset value, offering and redemption price per share	$18.50	$11.72	$35.87

CLASS A SHARES:
Net assets applicable to Class A Shares	$28,291,369	$5,767,811	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,525,594	495,014	—
Net asset value and redemption price per share	$18.54	$11.65	$—
Maximum offering price per share (100/94.75 of $18.54 and $11.65, respectively)	$19.57	$12.30	$—

CLASS C SHARES:
Net assets applicable to Class C Shares	$2,596,725	$146,270	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	145,714	13,010	—
Net asset value, offering and redemption price per share	$17.82	$11.24	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

FEBRUARY 28, 2022 (UNAUDITED)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
ASSETS
Investments, at value (cost $11,495,835, $13,233,863,and, $93,631,737, respectively)	$11,266,032	$12,751,674	$91,069,250
Short-term investments, at value (cost $510,652, $667,181, and $1,270,992, respectively)	510,652	667,181	1,270,992
Receivables for:
Capital shares sold	22,341	96,334	116,019
Dividends	—	—	30,360
Prepaid expenses and other assets	6,313	2,547	26,250
Total assets	$11,805,338	$13,517,736	$92,512,871

LIABILITIES
Payables for:
Capital shares redeemed	$—	$—	$8,768
Advisory fees	7,949	9,945	62,071
Other accrued expenses and liabilities	30,356	30,082	77,333
Total liabilities	38,305	40,027	148,172
Net assets	$11,767,033	$13,477,709	$92,364,699

NET ASSETS CONSIST OF:
Par value	$1,118	$1,258	$3,449
Paid-in capital	11,863,442	13,686,088	96,675,951
Total distributable earnings/(loss)	(97,527)	(209,637)	(4,314,701)
Net assets	$11,767,033	$13,477,709	$92,364,699

CLASS I SHARES:
Net assets applicable to Class I Shares	$11,767,033	$13,477,709	$92,364,699
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,118,290	1,258,103	3,449,147
Net asset value, offering and redemption price per share	$10.52	$10.71	$26.78

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $0, $0, and $78,541, respectively)	$3,615,073	$182,213	$1,012,613
Total investment income	3,615,073	182,213	1,012,613

EXPENSES
Advisory fees (Note 2)	1,830,111	165,726	410,681
Administration and accounting fees (Note 2)	125,277	15,622	36,655
Transfer agent fees (Note 2)	80,363	7,428	64,042
Legal fees	60,033	4,080	13,796
Distribution fees - Class A Shares	36,527	7,185	—
Distribution fees - Class C Shares	14,071	641	—
Director fees	34,221	2,960	8,617
Officer fees	31,728	2,548	7,676
Registration and filing fees	26,347	23,602	12,792
Audit and tax service fees	20,475	19,643	18,576
Printing and shareholder reporting fees	15,343	3,024	5,127
Custodian fees (Note 2)	5,402	2,472	966
Other expenses	24,822	4,103	7,268
Total expenses before waivers and/or reimbursements	2,304,720	259,034	586,196
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	—	(36,634)	(93,378)
Net expenses after waivers and/or reimbursements net of amounts recouped	2,304,720	222,400	492,818
Net investment income/(loss)	1,310,353	(40,187)	519,795

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	42,684,451	2,501,018	3,242,374
Net change in unrealized appreciation/(depreciation) on investments	(84,077,607)	(3,185,323)	(6,064,317)
Net realized and unrealized gain/(loss) on investments	(41,393,156)	(684,305)	(2,821,943)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(40,082,803)	$(724,492)	$(2,302,148)

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $0, $0, and $0, respectively)	$528,943	$898,284	$459,779
Total investment income	528,943	898,284	459,779

EXPENSES
Advisory fees (Note 2)	43,104	45,895	447,508
Administration and accounting fees (Note 2)	9,034	9,203	27,151
Transfer agent fees (Note 2)	6,679	6,532	49,592
Legal fees	684	699	12,710
Distribution fees - Class A Shares	—	—	—
Distribution fees - Class C Shares	—	—	—
Director fees	572	572	6,664
Officer fees	593	580	5,038
Registration and filing fees	12,533	12,600	13,994
Audit and tax service fees	18,652	18,652	16,904
Printing and shareholder reporting fees	2,342	2,388	10,088
Custodian fees (Note 2)	321	—	8,651
Other expenses	3,289	4,454	5,170
Total expenses before waivers and/or reimbursements	97,803	101,575	603,470
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	(102)	2,455	(24,064)
Net expenses after waivers and/or reimbursements net of amounts recouped	97,701	104,030	579,406
Net investment income/(loss)	431,242	794,254	(119,627)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	222,050	341,816	(2,126,631)
Net change in unrealized appreciation/(depreciation) on investments	(1,234,144)	(1,858,417)	(2,985,526)
Net realized and unrealized gain/(loss) on investments	(1,012,094)	(1,516,601)	(5,112,157)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(580,852)	$(722,347)	$(5,231,784)

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,310,353	$705,227
Net realized gain/(loss) from investments	42,684,451	85,368,756
Net change in unrealized appreciation/(depreciation) on investments	(84,077,607)	6,254,867
Net increase/(decrease) in net assets resulting from operations	(40,082,803)	92,328,850

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(74,965,551)	(3,273,647)
Net decrease in net assets from dividends and distributions to shareholders	(74,965,551)	(3,273,647)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	104,230,185	105,163,748
Reinvestment of distributions	69,783,969	700,221
Shares redeemed	(125,186,826)	(240,294,997)
Total from Class I Shares	48,827,328	(134,431,028)
Class A Shares
Proceeds from shares sold	3,825,052	6,983,680
Reinvestment of distributions	4,175,944	103,833
Shares redeemed	(2,702,361)	(5,603,311)
Total from Class A Shares	5,298,635	1,484,202
Class C Shares
Proceeds from shares sold	156,267	240,050
Reinvestment of distributions	407,056	7,069
Shares redeemed	(252,159)	(706,698)
Total from Class C Shares	311,164	(459,579)
Net increase/(decrease) in net assets from capital share transactions	54,437,127	(133,406,405)
Total increase/(decrease) in net assets	(60,611,227)	(44,351,202)

NET ASSETS:
Beginning of period	538,498,857	582,850,059
End of period	$477,887,630	$538,498,857

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
SHARES TRANSACTIONS:
Class I Shares
Shares sold	5,026,555	5,108,245
Shares reinvested	3,438,245	34,701
Shares redeemed	(6,112,371)	(11,798,906)
Total Class I Shares	2,352,429	(6,655,960)
Class A Shares
Shares sold	183,849	334,721
Shares reinvested	205,477	5,158
Shares redeemed	(129,475)	(269,665)
Total Class A Shares	259,851	70,214
Class C Shares
Shares sold	7,556	12,078
Shares reinvested	20,810	366
Shares redeemed	(12,058)	(35,577)
Total Class C Shares	16,308	(23,133)
Net increase/(decrease) in shares outstanding	2,628,588	(6,608,879)

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(40,187)	$(115,559)
Net realized gain/(loss) from investments	2,501,018	9,246,644
Net change in unrealized appreciation/(depreciation) on investments	(3,185,323)	317,525
Net increase/(decrease) in net assets resulting from operations	(724,492)	9,448,610

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—	(119,130)
Net decrease in net assets from dividends and distributions to shareholders	—	(119,130)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	6,861,421	19,923,888
Reinvestment of distributions	—	74,127
Shares redeemed	(4,047,134)	(42,720,127)
Total from Class I Shares.	2,814,287	(22,722,112)
Class A Shares
Proceeds from shares sold	754,048	4,403,023
Reinvestment of distributions	—	14,986
Shares redeemed	(459,860)	(7,255,626)
Total from Class A Shares	294,188	(2,837,617)
Class C Shares
Proceeds from shares sold	47,799	2,950
Reinvestment of distributions	—	—
Shares redeemed	(15,085)	(4,948)
Total from Class C Shares	32,714	(1,998)
Net increase/(decrease) in net assets from capital share transactions	3,141,189	(25,561,727)
Total increase/(decrease) in net assets	2,416,697	(16,232,247)

NET ASSETS:
Beginning of period	33,604,222	49,836,469
End of period	$36,020,919	$33,604,222

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
SHARES TRANSACTIONS:
Class I Shares
Shares sold	563,461	1,826,006
Shares reinvested	—	6,876
Shares redeemed	(339,294)	(3,758,088)
Total Class I Shares	224,167	(1,925,206)
Class A Shares
Shares sold	63,100	408,607
Shares reinvested	—	1,394
Shares redeemed	(38,371)	(630,037)
Total Class A Shares	24,729	(220,036)
Class C Shares
Shares sold	4,082	277
Shares reinvested	—	—
Shares redeemed	(1,346)	(478)
Total Class C Shares	2,736	(201)
Net increase/(decrease) in shares outstanding	251,632	(2,145,443)

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$519,795	$974,342
Net realized gain/(loss) from investments	3,242,374	5,367,053
Net change in unrealized appreciation/(depreciation) on investments	(6,064,317)	9,054,219
Net increase/(decrease) in net assets resulting from operations	(2,302,148)	15,395,614

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(5,564,301)	(551,275)
Net decrease in net assets from dividends and distributions to shareholders	(5,564,301)	(551,275)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	21,065,782	61,955,131
Reinvestment of distributions	5,546,852	464,361
Shares redeemed	(9,646,178)	(23,490,959)
Net increase/(decrease) in net assets from capital share transactions	16,966,456	38,928,533
Total increase/(decrease) in net assets	9,100,007	53,772,872

NET ASSETS:
Beginning of period	112,034,894	58,262,022
End of period	$121,134,901	$112,034,894

SHARES TRANSACTIONS:
Class I Shares
Shares sold	563,493	1,813,299
Shares reinvested	147,481	13,666
Shares redeemed	(256,633)	(673,755)
Net increase/(decrease) in shares outstanding	454,341	1,153,210

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$431,242	$(59,456)
Net realized gain/(loss) from investments	222,050	264,359
Net change in unrealized appreciation/(depreciation) on investments	(1,234,144)	698,753
Net increase/(decrease) in net assets resulting from operations	(580,852)	903,656

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(711,629)	(4,271)
Net decrease in net assets from dividends and distributions to shareholders	(711,629)	(4,271)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	2,281,339	6,704,479
Reinvestment of distributions	711,629	4,271
Shares redeemed	(740,897)	(3,208,535)
Net increase/(decrease) in net assets from capital share transactions	2,252,071	3,500,215
Total increase/(decrease) in net assets	959,590	4,403,871

NET ASSETS:
Beginning of period	10,807,443	6,407,843
End of period	$11,767,033	$10,811,714

SHARES TRANSACTIONS:
Class I Shares
Shares sold	198,273	608,029
Shares reinvested	63,117	394
Shares redeemed	(67,950)	(288,003)
Net increase/(decrease) in shares outstanding	193,440	320,420

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$794,254	$(108,378)
Net realized gain/(loss) from investments	341,816	662,947
Net change in unrealized appreciation/(depreciation) on investments	(1,858,417)	779,268
Net increase/(decrease) in net assets resulting from operations	(722,347)	1,333,837

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,403,072)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,403,072)	—

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	5,010,388	5,837,060
Reinvestment of distributions	1,403,072	—
Shares redeemed	(1,749,944)	(3,558,030)
Net increase/(decrease) in net assets from capital share transactions	4,663,516	2,279,030
Total increase/(decrease) in net assets	2,538,097	3,612,867

NET ASSETS:
Beginning of period	10,939,612	7,326,745
End of period	$13,477,709	$10,939,612

SHARES TRANSACTIONS:
Class I Shares
Shares sold	417,684	500,535
Shares reinvested	119,437	—
Shares redeemed	(145,321)	(303,661)
Net increase/(decrease) in shares outstanding	391,800	196,874

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND (formerly, the SGI Small Cap Growth Fund)

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2021
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(119,627)	$(331,002)
Net realized gain/(loss) from investments	(2,126,631)	29,571,349
Net change in unrealized appreciation/(depreciation) on investments	(2,985,526)	(5,218,328)
Net increase/(decrease) in net assets resulting from operations	(5,231,784)	24,022,019

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(24,978,857)	(3,334,454)
Net decrease in net assets from dividends and distributions to shareholders	(24,978,857)	(3,334,454)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,132,490	126,727,651
Reinvestment of distributions	24,457,949	3,236,288
Distributions for shares redeemed	(15,423,762)	(110,352,037)
Net increase/(decrease) in net assets from capital share transactions	25,166,677	19,611,902
Total increase/(decrease) in net assets	(5,043,964)	40,299,467

NET ASSETS:
Beginning of period	97,408,663	57,109,196
End of period	$92,364,699	$97,408,663

SHARES TRANSACTIONS:
Shares sold	557,883	3,271,914
Shares reinvested	884,875	102,414
Shares redeemed	(514,739)	(2,881,312)
Net increase/(decrease) in shares outstanding	928,019	493,016

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$23.21		$19.55	$18.24	$17.97	$15.43	$14.69
Net investment income/(loss)(1)	0.06		0.03	0.14	0.18	0.16	0.22
Net realized and unrealized gain/(loss) on investments(2)	(1.51)		3.76	1.66	0.75	3.52	0.90
Net increase/(decrease) in net assets resulting from operations	(1.45)		3.79	1.80	0.93	3.68	1.12
Dividends and distributions to shareholders from:
Net investment income	(0.04)		(0.08)	(0.18)	(0.11)	(0.18)	(0.16)
Net realized capital gains	(3.22)		(0.05)	(0.31)	(0.55)	(0.96)	(0.22)
Total dividends and distributions to shareholders	(3.26)		(0.13)	(0.49)	(0.66)	(1.14)	(0.38)
Net asset value, end of period	$18.50		$23.21	$19.55	$18.24	$17.97	$15.43
Total investment return/(loss)(3)	(7.46	)%(4)	19.46%	10.10%	5.83%	24.98%	7.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$447,000		$506,159	$556,511	$497,097	$437,424	$91,977
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	0.86	%(5)	0.87%	0.85%	0.93%	0.98%	0.98%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	0.86	%(5)	0.87%	0.85%	0.86%	0.94%	1.14%
Ratio of net investment income/(loss) to average net assets	0.53	%(5)	0.15%	0.76%	1.07%	0.87%	1.32%
Portfolio turnover rate(6)	85	%(4)	91%	129%	104%	85%	31%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class A Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$23.25		$19.59	$18.29	$17.99	$15.40	$14.67
Net investment income/(loss)(1)	0.03		(0.02)	0.08	0.14	0.10	0.16
Net realized and unrealized gain/(loss) on investments(2)	(1.52)		3.77	1.67	0.76	3.55	0.92
Net increase/(decrease) in net assets resulting from operations	(1.49)		3.75	1.75	0.90	3.65	1.08
Dividends and distributions to shareholders from:
Net investment income	—		(0.04)	(0.14)	(0.05)	(0.10)	(0.13)
Net realized capital gains	(3.22)		(0.05)	(0.31)	(0.55)	(0.96)	(0.22)
Total dividends and distributions to shareholders	(3.22)		(0.09)	(0.45)	(0.60)	(1.06)	(0.35)
Net asset value, end of period	$18.54		$23.25	$19.59	$18.29	$17.99	$15.40
Total investment return/(loss)(3)	(7.60	)%(4)	19.20%	9.78%	5.61%	24.68%	7.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,291		$29,423	$23,424	$14,751	$9,530	$22,195
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.11	%(5)	1.12%	1.10%	1.18%	1.23%	1.23%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.11	%(5)	1.12%	1.10%	1.11%	1.27%	1.39%
Ratio of net investment income/(loss) to average net assets	0.28	%(5)	(0.09)%	0.47%	0.84%	0.62%	1.07%
Portfolio turnover rate(6)	85	%(4)	91%	129%	104%	85%	31%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class C Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$22.54		$19.11	$17.79	$17.59	$15.15	$14.51
Net investment income/(loss)(1)	(0.05)		(0.17)	(0.05)	0.01	(0.02)	0.04
Net realized and unrealized gain/(loss) on investments(2)	(1.45)		3.65	1.71	0.74	3.48	0.93
Net increase/(decrease) in net assets resulting from operations	(1.50)		3.48	1.66	0.75	3.46	0.97
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.03)	—	(0.06)	(0.11)
Net realized capital gains	(3.22)		(0.05)	(0.31)	(0.55)	(0.96)	(0.22)
Total dividends and distributions to shareholders	(3.22)		(0.05)	(0.34)	(0.55)	(1.02)	(0.33)
Net asset value, end of period	$17.82		$22.54	$19.11	$17.79	$17.59	$15.15
Total investment return/(loss)(3)	(7.92	)%(4)	18.25%	9.47%	4.78%	23.80%	6.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,597		$2,917	$2,915	$2,350	$1,916	$1,226
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.86	%(5)	1.87%	1.85%	1.93%	1.98%	1.98%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.86	%(5)	1.87%	1.85%	1.86%	2.00%	2.15%
Ratio of net investment income/(loss) to average net assets	(0.47	)%(5)	(0.84)%	(0.26)%	0.07%	(0.11)%	0.30%
Portfolio turnover rate(6)	85	%(4)	91%	129%	104%	85%	31%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.91		$10.03	$11.49	$13.82	$12.39	$10.83
Net investment income/(loss)(1)	(0.01)		(0.02)	0.07	0.14	(0.01)	0.04
Net realized and unrealized gain/(loss) on investments(2)	(0.18)		1.92	(1.40)	(1.89)	2.61	1.57
Net increase/(decrease) in net assets resulting from operations	(0.19)		1.90	(1.33)	(1.75)	2.60	1.61
Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.13)	(0.04)	(0.05)	(0.05)
Net realized capital gains	—		—	—	(0.54)	(1.12)	— (4)
Total dividends and distributions to shareholders	—		(0.02)	(0.13)	(0.58)	(1.17)	(0.05)
Net asset value, end of period	$11.72		$11.91	$10.03	$11.49	$13.82	$12.39
Total investment return/(loss)(3)	(1.60	)%(5)	19.02%	(11.75)%	(12.43)%	22.26%	14.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,107		$27,913	$42,830	$33,707	$31,559	$12,919
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of expenses to average net assets without waivers and reimbursements	1.44	%(6)	1.40%	1.36%	1.40%	1.60%	2.21%
Ratio of net investment income/(loss) to average net assets	(0.20	)%(6)	(0.23)%	0.68%	1.19%	(0.05)%	0.31%
Portfolio turnover rate(7)	82	%(5)	135%	151%	145%	122%	95%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class A Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.85		$10.00	$11.46	$13.80	$12.38	$10.83
Net investment income/(loss)(1)	(0.03)		(0.05)	0.03	0.11	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments(2)	(0.17)		1.92	(1.38)	(1.88)	2.59	1.57
Net increase/(decrease) in net assets resulting from operations	(0.20)		1.87	(1.35)	(1.77)	2.56	1.58
Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.11)	(0.03)	(0.02)	(0.03)
Net realized capital gains	—		—	—	(0.54)	(1.12)	— (4)
Total dividends and distributions to shareholders	—		(0.02)	(0.11)	(0.57)	(1.14)	(0.03)
Net asset value, end of period	$11.65		$11.85	$10.00	$11.46	$13.80	$12.38
Total investment return/(loss)(3)	(1.69	)%(5)	18.69%	(11.95)%	(12.61)%	21.90%	14.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,768		$5,573	$6,905	$3,892	$3,560	$3,132
Ratio of expenses to average net assets with waivers and reimbursements	1.48	%(6)	1.48%	1.48%	1.48%	1.48%	1.48%
Ratio of expenses to average net assets without waivers and reimbursements	1.69	%(6)	1.65%	1.61%	1.65%	1.86%	2.44%
Ratio of net investment income/(loss) to average net assets	(0.45	)%(6)	(0.48)%	0.32%	0.94%	(0.23)%	0.06%
Portfolio turnover rate(7)	82	%(5)	135%	151%	145%	122%	95%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class C Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.48		$9.75	$11.22	$13.59	$12.27	$10.80
Net investment income/(loss)(1)	(0.07)		(0.14)	(0.03)	0.01	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments(2)	(0.17)		1.87	(1.37)	(1.84)	2.56	1.55
Net increase/(decrease) in net assets resulting from operations	(0.24)		1.73	(1.40)	(1.83)	2.44	1.47
Dividends and distributions to shareholders from:
Net realized capital gains	—		—	(0.07)	(0.54)	(1.12)	— (4)
Total dividends and distributions to shareholders	—		—	(0.07)	(0.54)	(1.12)	— (4)
Net asset value, end of period	$11.24		$11.48	$9.75	$11.22	$13.59	$12.27
Total investment return/(loss)(3)	(2.09	)%(5)	17.74%	(12.57)%	(13.30)%	21.05%	13.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$146		$118	$102	$114	$200	$168
Ratio of expenses to average net assets with waivers and reimbursements	2.23	%(6)	2.23%	2.23%	2.23%	2.23%	2.23%
Ratio of expenses to average net assets without waivers and reimbursements	2.44	%(6)	2.40%	2.36%	2.40%	2.61%	2.89%
Ratio of net investment income/(loss) to average net assets	(1.20	)%(6)	(1.26)%	(0.29)%	0.09%	(0.95)%	(0.67)%
Portfolio turnover rate(7)	82	%(5)	135%	151%	145%	122%	95%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Financial Highlights (CONTINUED)

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$38.33		$32.93	$32.62	$30.30	$27.20	$24.93
Net investment income/(loss)(1)	0.17		0.38	0.41	0.53	0.35	0.06
Net realized and unrealized gain/(loss) on investments	(0.78)		5.24	1.06	2.20	2.75	2.21
Net increase/(decrease) in net assets resulting from operations	(0.61)		5.62	1.47	2.73	3.10	2.27
Dividends and distributions to shareholders from:
Net investment income	(0.58)		(0.22)	(0.85)	(0.41)	—	—
Net realized capital gains	(1.27)		—	(0.31)	—	—	—
Total dividends and distributions to shareholders	(1.85)		(0.22)	(1.16)	(0.41)	—	—
Redemption fees added to paid-in capital(1)	—		—	—	—	— (2)	— (2)
Net asset value, end of period	$35.87		$38.33	$32.93	$32.62	$30.30	$27.20
Total investment return/(loss)(3)	(1.78	)%(4)	17.15%	4.53%	9.18%	11.36%	9.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,135		$112,035	$58,262	$21,520	$19,530	$22,765
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(5)	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	1.00	%(5)	0.95%	0.98%	1.11%	1.25%	1.32%
Ratio of net investment income/(loss) to average net assets	0.89	%(5)	1.09%	1.32%	1.75%	1.19%	0.26%
Portfolio turnover rate(6)	35	%(4)	88%	122%	74%	44%	247%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)	Amount represents less than $0.005 per share.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Financial Highlights (CONTINUED)

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.69		$10.60	$10.00
Net investment income/(loss)(2)	0.42		(0.07)	(0.03)
Net realized and unrealized gain/(loss) on investments(3)	(0.94)		1.16	0.63
Net increase/(decrease) in net assets resulting from operations	(0.52)		1.09	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.40)		— (4)	—
Net realized capital gains	(0.25)		— (4)	—
Total dividends and distributions to shareholders	(0.65)		—	—
Net asset value, end of period	$10.52		$11.69	$10.60
Total investment return/(loss)(5)	(4.74	)%(6)	10.34%	6.00	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,767		$10,807	$6,408
Ratio of expenses to average net assets with waivers and reimbursements	1.70	%(7)	1.70%	1.70	%(7)
Ratio of expenses to average net assets without waivers and reimbursements	1.70	%(7)	1.75%	3.97	%(7)
Ratio of net investment income/(loss) to average net assets	7.50	%(7)	(0.67)%	(1.08	)%(7)
Portfolio turnover rate(8)	34	%(6)	170%	6	%(6)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance
Net asset value, beginning of period	$12.63		$10.94	$10.00
Net investment income/(loss)(2)	0.77		(0.14)	(0.04)
Net realized and unrealized gain/(loss) on investments(3)	(1.35)		1.83	0.98
Net increase/(decrease) in net assets resulting from operations	(0.58)		1.69	0.94
Dividends and distributions to shareholders from:
Net investment income	(0.75)		—	—
Net realized capital gains	(0.59)		—	—
Total dividends and distributions to shareholders	(1.34)		—	—
Net asset value, end of period	$10.71		$12.63	$10.94
Total investment return/(loss)(4)	(5.27	)%(5)	15.45%	9.40	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,478		$10,940	$7,327
Ratio of expenses to average net assets with waivers and reimbursements	1.70	%(6)	1.70%	1.70	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.66	%(6)	1.74%	3.52	%(6)
Ratio of net investment income/(loss) to average net assets	12.98	%(6)	(1.17)%	(1.58	)%(6)
Portfolio turnover rate(7)	37	%(5)	178%	5	%(5)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND (formerly, the SGI Small Cap Growth Fund)

Financial Highlights (concluded)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2021(1)	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$38.64		$28.16	$25.67	$35.14	$32.04	$27.00
Net investment income/(loss)(2)	(0.04)		(0.15)	(0.10)	(0.15)	(0.19)	(0.18)
Net realized and unrealized gain/(loss) from investments	(1.78)		12.33	2.68	(5.55)	6.63	5.22
Net increase/(decrease) in net assets resulting from operations	(1.82)		12.18	2.58	(5.70)	6.44	5.04
Dividends and distributions to shareholders from:
Net investment income	—		(0.07)	—	—	—	—
Net realized capital gains	(10.04)		(1.63)	(0.09)	(3.77)	(3.34)	—
Total dividends and distributions to shareholders	(10.04)		(1.70)	(0.09)	(3.77)	(3.34)	—
Net asset value, end of period	$26.78		$38.64	$28.16	$25.67	$35.14	$32.04
Total investment return(3)	(5.52	)%(5)	44.61%	10.04%	(16.02)%	21.77%	18.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,365		$97,409	$57,109	$69,302	$96,579	$106,278
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.24%	1.25%	1.25%	1.25%	1.27%
Ratio of expenses to average net assets without waiver and reimbursements(4)	1.28	%(6)	1.29%	1.38%	1.37%	1.29%	1.37%
Ratio of net investment income/(loss) to average net assets	(0.25	)%(6)	(0.43)%	(0.38)%	(0.53)%	(0.57)%	(0.61)%
Portfolio turnover rate(7)	142	%(5)	314%	302%	344%	349%	366%

(1)

The Bogle Investment Management Small Cap Growth Fund (the “Predecessor Fund”) changed it’s name to the SGI Small Cap Growth Fund (currently known as the SGI Small Cap Core Fund) at the close of business on March 15, 2021. All prior performance and accounting information was assumed by the Fund.

(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

FEBRUARY 28, 2022 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund (formerly, the SGI Small Cap Growth Fund) (each a “Fund” and, collectively, the “Funds”). The SGI Small Cap Core Fund, the SGI U.S. Large Cap Equity Fund and the SGI U.S. Small Cap Equity Fund commenced investment operations on October 1, 1999, February 29, 2012 and March 31, 2016, respectively. The SGI Prudent Growth Fund and the SGI Peak Growth Fund commenced investment operations on June 8, 2020.

The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the SGI Global Equity Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Effective January 3, 2017, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the Fund from its predecessor investment manager.

Effective as of the close of business on March 15, 2021, Summit took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund and the SGI Global Equity Fund all offer three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund, all offer one class of shares; Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the SGI U.S. Large Cap Equity Fund is to outperform the S&P 500® Index over a market cycle while reducing overall volatility. The investment objective of the SGI U.S. Small Cap Equity Fund is to outperform the Russell 2000® Index over a market cycle while reducing overall volatility. The investment objective of each of the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2022, and the period covered by these Notes to Financial Statements is the fiscal period ended February 28, 2022 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by The RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing each Funds’ investments carried at fair value:

	Total	Level 1	Level 2	Level 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$471,234,692	$471,234,692	$—	$—
Short-Term Investments	8,210,918	8,210,918	—	—
Total Investments*	$479,445,610	$479,445,610	$—	$—

SGI U.S. Small Cap Equity Fund
Common Stocks	$35,125,053	$35,125,053	$—	$—
Exchange-Traded Funds	258,504	258,504
Short-Term Investments	599,122	599,122	—	—
Total Investments*	$35,982,679	$35,982,679	$—	$—

SGI Global Equity Fund
Common Stocks	$119,273,449	$119,273,449	$—	$—
Short-Term Investments	1,503,267	1,503,267	—	—
Total Investments*	$120,776,716	$120,776,716	$—	$—

SGI PRUDENT GROWTH Fund
Exchange-Traded Funds	$5,713,415	$5,713,415	$—	$—
Mutual Funds	5,552,617	5,552,617	—	—
Short-Term Investments	510,652	510,652	—	—
Total Investments*	$11,776,684	$11,776,684	$—	$—

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

	Total	Level 1	Level 2	Level 3
SGI PEAK GROWTH FUND
Exchange-Traded Funds	$2,876,053	$2,876,053	$—	$—
Mutual Funds	9,875,621	9,875,621	—	—
Short-Term Investments	667,181	667,181	—	—
Total Investments*	$13,418,855	$13,418,855	$—	$—

SGI SMALL CAP core Fund
Common Stocks	$90,138,635	$90,138,635	$—	$—
Exchange-Traded Funds	930,615	930,615	—	—
Short-Term Investments	1,270,992	1,270,992	—	—
Total Investments*	$92,340,242	$92,340,242	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

of the day. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Coronavirus (COVID-19) pandemic — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Funds may have to issuers located in these countries.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2022 for the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund, and the SGI Small Cap Core Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after the Funds’ respective contractual limitation expiration dates.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I	CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%	1.23%	1.98%
SGI U.S. Small Cap Equity Fund	0.95	1.23	1.48	2.23
SGI Global Equity Fund	0.70	0.84	1.09	1.84
SGI Prudent Growth Fund	0.75	1.70	—	—
SGI Peak Growth Fund	0.75	1.70	—	—
SGI Small Cap Core Fund(1)	0.95	1.23	—	—

(1)	Prior to May 6, 2021, the advisory fee paid to the Adviser and the previous investment adviser was 1.00% and the Expense Cap was 1.25%.

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class’ Expense Cap that was in effect at the time of the waiver or reimbursement.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed and recoupments were as follows:

FUND	Gross Advisory Fees	Waivers AND/OR Reimbursements	RECOUPMENTS	Net Advisory Fees
SGI U.S. Large Cap Equity Fund	$1,830,111	$—	—	$1,830,111
SGI U.S. Small Cap Equity Fund	165,726	(36,634)	—	129,092
SGI Global Equity Fund	410,681	(93,378)	—	317,303
SGI Prudent Growth Fund	43,104	(4,617)	4,515	43,002
SGI Peak Growth Fund	45,895	(4,012)	6,467	48,350
SGI Small Cap Core Fund	447,508	(24,064)	—	423,444

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 28, 2022 (UNAUDITED)

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	August 31, 2023	August 31, 2024	August 31, 2025
SGI U.S. Small Cap Equity Fund	$58,188	$75,377	$36,634
SGI Global Equity Fund	50,894	97,962	93,378
SGI Prudent Growth Fund	11,755	13,235	4,617
SGI Peak Growth Fund	4,612	12,786	4,012
SGI Small Cap Core Fund	75,685	38,737	24,064

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$437,459,921	$456,904,128
SGI U.S. Small Cap Equity Fund	31,294,932	28,156,032
SGI Global Equity Fund	51,685,508	39,879,607
SGI Prudent Growth Fund	5,714,741	3,845,107
SGI Peak Growth Fund	8,208,723	4,418,021
SGI Small Cap Core Fund	132,710,692	132,422,644

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2021, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$404,044,771	$143,994,407	$(9,805,878)	$134,188,529
SGI U.S. Small Cap Equity Fund	28,437,243	6,203,471	(1,075,755)	5,127,716
SGI Global Equity Fund	96,215,066	17,716,628	(1,793,598)	15,923,030
SGI Prudent Growth Fund	9,952,523	1,019,699	(82,185)	937,514
SGI Peak Growth Fund	9,480,717	1,415,886	(76,928)	1,338,958
SGI Small Cap Core Fund	97,428,931	6,563,373	(6,477,976)	85,397

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

Permanent differences as of August 31, 2021, primarily attributable to Net Operating Losses and Distribution in Excess were reclassified among the following accounts:

	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Small Cap Equity Fund	$168,469	$(168,469)
SGI Global Equity Fund	265	(265)
SGI Prudent Growth Fund	508	(508)
SGI Peak Growth Fund	552	(552)

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	UNDISTRIBUTED LONG TERM GAINS	Capital Loss Carry Forward	Qualified late- year loss deferral	OTHER TEMPORARY DIFFERENCES	NET Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$20,410,249	$49,934,251	$—	$—	$—	$134,188,529
SGI U.S. Small Cap Equity Fund	—	—	(2,346,901)	(66,441)	—	5,127,716
SGI Global Equity Fund	2,069,409	2,432,514	—	—	—	15,923,030
SGI Prudent Growth Fund	219,145	49,828	—	—	(11,533)	937,514
SGI Peak Growth Fund	497,166	93,998	—	—	(14,340)	1,338,958
SGI Small Cap Core Fund	22,307,089	3,503,454	—	—	—	85,397

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in publicly traded partnerships.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2021 were as follows:

FUND		Ordinary Income	Long-Term Gains	Total
SGI U.S. Large Cap Equity Fund	2021	1,974,531	1,299,116	3,273,647
SGI U.S. Small Cap Equity Fund	2021	119,130	—	119,130
SGI Global Equity Fund	2021	551,275	—	551,275
SGI Prudent Growth Fund	2021	4,271	—	4,271
SGI Small Cap Core Fund	2021	3,152,424	182,030	3,334,454

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2021, the SGI U.S. Small Cap Equity Fund had $1,114,136 of short-term and $1,232,765 of long-term capital loss carryovers, respectively.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

FEBRUARY 28, 2022 (UNAUDITED)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2021, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2021. SGI U.S. Small Cap Equity Fund deferred qualified late-year losses of $66,441, which will be treated as arising on the first business day of the following fiscal year.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect a Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 13, 2021, the Board, upon the recommendation of the Fund’s audit committee, terminated PricewaterhouseCoopers, LLP as independent registered public accounting firm for the SGI Small Cap Core Fund and selected Ernst & Young LLP as the new independent registered public accounting firm for the Fund.

The reports by PricewaterhouseCoopers, LLP on the financial statements of the Fund as of and for the fiscal years ended August 31, 2020 and August 31, 2019, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During the fiscal years ended August 31, 2020 and August 31, 2019, there were no (1) disagreements with PricewaterhouseCoopers, LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Fund’s fiscal years ended August 31, 2020 and August 31, 2019 , the Fund, nor anyone on its behalf has consulted with Ernst & Young LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (concluded)

FEBRUARY 28, 2022 (UNAUDITED)

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Funds. The Programs seek to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and Liquidity Risk Management Committee of the Adviser as the program administrator for the Adviser Program. The process of monitoring and determining the liquidity of each Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from July 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to each Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of each Fund’s portfolio investments and the Adviser’s assessment that each Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of each Fund’s trading environment and reasonably anticipated trading size; (iii) that each Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Funds did not require the establishment of a highly liquid investment minimum and the methodology for that determination; (v) confirmation that the Funds did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review each Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in each Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Funds’ prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-SAR22

semi-ANNUAL
report 2022

A series of The RBB Fund, Inc.

2/28/22

(UNAUDITED)

Stance Equity ESG Large Cap Core ETF

Stance Equity ESG Large Cap Core ETF (STNC)

Portfolio Characteristics	1
Fund Expense Example	3
Schedule of Investments	4
Financial Statements	7
Notes to Financial Statements	11
Notice to Shareholders	20

Stance Equity ESG Large Cap Core ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 28, 2022
	six months†	Since Inception†	Inception Date
Stance Equity ESG Large Cap Core ETF	-6.48%	4.02%	3/15/2021
S&P 500® Total Return Index**	-2.62%	11.67%(1)	—
Fund Expense Ratios (2): Gross 0.95% and Net 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratios.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

1

Stance Equity ESG Large Cap Core ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Stance Equity ESG Large Cap Core ETF was invested in as of February 28, 2022. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Citrix Systems, Inc.	4.1%
CME Group, Inc.	4.1
UnitedHealth Group, Inc.	4.0
Vertex Pharmaceuticals, Inc.	4.0
Kroger Co., (The)	3.7
Westinghouse Air Brake Technologies Corp.	3.7
Apple, Inc.	3.7
DENTSPLY SIRONA, Inc.	3.7
Cboe Global Markets, Inc.	3.7
Microsoft Corp.	3.6
38.3%

The Stance Equity ESG Large Cap Core ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Health Care	23.8%
Information Technology	15.9
Financials	14.8
Consumer Discretionary	12.7
Consumer Staples	11.0
Industrials	8.3
Materials	7.2
Real Estate	5.2
Communication Services	0.4
99.3%

2

Stance Equity ESG Large Cap Core ETF

Fund Expense Example

fEBRUARY 28, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2021 through February 28, 2022, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period*	Annualized Expense Ratio	Actual SIX-MONTH Total Investment Return for the Funds
Stance Equity ESG Large Cap Core ETF
Actual	$ 1,000.00	$ 935.20	$ 4.08	0.85%	-6.48%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26	0.85	N/A

.*

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2021 through February 28, 2022, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

3

Stance Equity ESG Large Cap Core ETF

Schedule of Investments

fEBRUARY 28, 2022 (Unaudited)

	Number of Shares	Value
Common Stocks — 99.3%
Food & Staples Retailing — 3.6%
Walmart, Inc. (United States)	9,872	$1,334,299
Automobiles — 1.5%
Ford Motor Co. (United States)	31,085	545,853
Banks — 0.7%
M&T Bank Corp. (United States)	1,358	247,468
Beverages — 3.6%
PepsiCo, Inc. (United States)	8,128	1,330,879
Biotechnology — 4.0%
Vertex Pharmaceuticals, Inc. (United States)*	6,356	1,462,007
Capital Markets — 14.2%
Cboe Global Markets, Inc. (United States)	11,541	1,353,644
CME Group, Inc. (United States)	6,367	1,505,987
Nasdaq, Inc. (United States)	7,389	1,264,627
S&P Global, Inc. (United States)	2,959	1,111,696
		5,235,954
Chemicals — 3.8%
Ecolab, Inc. (United States)	1,392	245,354
Sherwin-Williams Co., (The) (United States)	4,396	1,156,719
		1,402,073
Containers & Packaging — 3.4%
International Paper Co. (United States)	29,001	1,262,414
Distributors — 6.1%
LKQ Corp. (United States)	23,987	1,126,190
Pool Corp. (United States)	2,454	1,125,355
		2,251,545

The accompanying notes are an integral part of these financial statements.

4

Stance Equity ESG Large Cap Core ETF

Schedule of Investments (continued)

fEBRUARY 28, 2022 (Unaudited)

	Number of Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 3.1%
Keysight Technologies, Inc. (United States)*	7,275	$1,144,867
Equity Real Estate Investment Trusts (REITs) — 5.2%
Extra Space Storage, Inc. (United States)	6,785	1,276,598
Prologis, Inc. (United States)	4,394	640,865
		1,917,463
Food & Staples Retailing — 3.7%
Kroger Co., (The) (United States)	29,586	1,384,625
Health Care Equipment & Supplies — 6.1%
DENTSPLY SIRONA, Inc. (United States)	25,352	1,372,557
Medtronic PLC (Ireland)	8,486	890,945
		2,263,502
Health Care Providers & Services — 4.0%
UnitedHealth Group, Inc. (United States)	3,079	1,465,204
Industrial Conglomerates — 1.2%
Roper Technologies, Inc. (United States)	1,033	463,011
IT Services — 0.7%
PayPal Holdings, Inc. (United States)*	2,378	266,170
Life Sciences Tools & Services — 6.6%
Charles River Laboratories International, Inc. (United States)*	4,034	1,174,540
Illumina, Inc. (United States)*	3,859	1,260,349
		2,434,889
Machinery — 3.7%
Westinghouse Air Brake Technologies Corp. (United States)	14,907	1,383,668
Media — 0.4%
Comcast Corp., Class A (United States)	3,461	161,836
Multiline Retail — 0.5%
Dollar Tree, Inc. (United States)*	1,230	174,758

The accompanying notes are an integral part of these financial statements.

5

Stance Equity ESG Large Cap Core ETF

Schedule of Investments (CONCLUDED)

fEBRUARY 28, 2022 (Unaudited)

	Number of Shares	Value
Common Stocks (continued)
Pharmaceuticals — 3.1%
Zoetis, Inc. (United States)	6,005	$1,162,868
Software — 8.4%
Autodesk, Inc. (United States)*	988	217,587
Citrix Systems, Inc. (United States)	14,889	1,526,123
Microsoft Corp. (United States)	4,509	1,347,244
		3,090,954
Specialty Retail — 4.7%
Advance Auto Parts, Inc. (United States)	4,722	965,555
Best Buy Co, Inc. (United States)	1,083	104,661
Lowe’s Cos, Inc. (United States)	2,937	649,253
		1,719,469
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. (United States)	8,318	1,373,468
Trading Companies & Distributors — 3.3%
Fastenal Co. (United States)	23,381	1,203,186
Total Common Stocks (Cost $39,263,251)		36,682,430

Short-Term Investments — 0.6%
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)	215,109	215,109
Total Short-Term Investments (Cost $215,109)		215,109

Total Investments (Cost $39,478,360) — 99.9%		36,897,539
Other Assets in Excess of Liabilities — 0.1%		27,527
NET ASSETS — 100.0%
(Applicable to 1,425,000 shares outstanding)		$36,925,066

*	Non-income producing security.

PLC	Public Limited Company

(a)	The rate shown is as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

6

Stance Equity ESG Large Cap Core ETF

Statement of Assets and Liabilities

fEBRUARY 28, 2022 (Unaudited)

ASSETS
Investments in securities of unaffiliated issurers, at value (cost $39,263,251)	$36,682,430
Short-term investments, at value (cost $215,109)	215,109
Receivables for:
Dividends	52,021
Total assets	36,949,560

LIABILITIES
Payables for:
Advisory fees	24,494
Total liabilities	24,494
Net assets	$36,925,066

NET ASSETS CONSIST OF:
Par value	$1,425
Paid-in capital	40,158,229
Total distributable earnings/(losses)	(3,234,588)
Net assets	$36,925,066

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,425,000
Net asset value, price per share	25.91

The accompanying notes are an integral part of these financial statements.

7

Stance Equity ESG Large Cap Core ETF

Statement of Operations

FOR THE PERIOD ENDED fEBRUARY 28, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$300,811
Less foreign taxes withheld	(28)
Total investment income	300,783

EXPENSES
Advisory fees (Note 3)	177,654
Total expenses	177,654
Expense fees (waived)/reimbursed	(18,700)
Net expenses after waivers/reimbursements	158,954
Net investment income/(loss)	141,829

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(894,013)
Net realized gain/(loss) from redemption in-kind	(1,166,214)
Net change in unrealized appreciation/(depreciation) on investments	(4,922,804)
Net realized and unrealized gain/(loss) on investments	(6,983,031)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,841,202)

The accompanying notes are an integral part of these financial statements.

8

Stance Equity ESG Large Cap Core ETF

StatementS of Changes in Net Assets

	For the six-months ended February 28, 2022 (unaudited)	FOR THE period ENDED AUGUST 31, 2021*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$141,829	$29,240
Net realized gain/(loss) from investments	(2,060,227)	1,400,128
Net change in unrealized appreciation/(depreciation) on investments	(4,922,804)	2,341,983
Net increase/(decrease) in net assets resulting from operations	(6,841,202)	3,771,351

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(164,737)	—
Net decrease in net assets from dividends and distributions to shareholders	(164,737)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,566,567	62,522,221
Shares redeemed	(23,920,119)	(29,009,015)
Net increase/(decrease) in net assets from capital share transactions	6,646,448	33,513,206
Total increase/(decrease) in net assets	(359,491)	37,284,557

NET ASSETS:
Beginning of period	37,284,557	—
End of period	$36,925,066	$37,284,557

SHARES TRANSACTIONS:
Shares sold	945,000	2,470,000
Shares redeemed	(860,000)	(1,130,000)
Net increase/(decrease) in shares outstanding	85,000	1,340,000

*	Inception date of the Fund was March 15, 2021.

The accompanying notes are an integral part of these financial statements.

9

Stance Equity ESG Large Cap Core ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six-months ended February 28, 2022 (Unaudited)		For the Period Ended august 31, 2021(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.82		$25.00
Net investment income/(loss)(2)	0.10		0.02
Net realized and unrealized gain/(loss) from investments	(1.89)		2.80
Net increase/(decrease) in net assets resulting from operations	(1.79)		2.82
Dividends and distributions to shareholders from:
Net investment income	(0.10)		—
Net realized capital gains	(0.02)		—
Total dividends and distributions to shareholders	(0.12)		—
Net asset value, end of period	$25.91		$27.82
Market value, end of period	$25.97		$27.91
Total investment return/(loss) on net asset value(3)	-6.48	%(5)	11.23	%(5)
Total investment return/(loss) on market price(4)	-6.54	%(5)	11.56	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$36,925		$37,285
Ratio of expenses to average net assets	0.85	%(6)	0.85	%(6)
Ratio of net investment income/(loss) to average net assets	0.76	%(6)	0.19	%(6)
Portfolio turnover rate(7)	162	%(5)	180	%(5)

(1)	Inception date of the Fund was March 15, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes effect of in-kind transfers.

The accompanying notes are an integral part of these financial statements.

10

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements

fEBRUARY 28, 2022 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has forty-one separate investment portfolios, including the Stance Equity ESG Large Cap Core ETF (the “Fund”). The Fund commenced investment operations on March 15, 2021.

RBB has authorized capital of one hundred billion shares of common stock of which 89.023 billion shares are currently classified into two hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to achieve long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2022, and the period covered by these Notes to Financial Statements is the six-months ended February 28, 2022 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

11

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$36,682,430	$36,682,430	$—	$—
Short-Term Investments	215,109	215,109	—	—
Total Investments*	$36,897,539	$36,897,539	$—	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including

12

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with PENN Capital Funds Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. Quarterly, the Fund will report details of distributions including gain and loss distributions and related taxes.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CORONAVIRUS (COVID-19) PANDEMIC — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

UKRAINE-RUSSIA CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

13

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

TYPES OF FIXED-INCOME SECURITIES — The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by the Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of the Fund. Subsequent to the purchase of a fixed-income security by the Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Fund would not require the Fund to sell the security.

TYPES OF EQUITY SECURITIES — In addition to common stock, the equity securities that the Fund may purchase include securities having equity characteristics, such as rights. Common stock represents an equity or ownership interest in a company. This interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Rights essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights normally have a short duration and are distributed directly by the issuer to its shareholders. Rights have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

SECURITIES OF OTHER INVESTMENT COMPANIES — The Fund may invest in securities of other investment companies, including ETF shares and shares of money market funds. The Fund’s investment in these securities (other than shares of money market funds and of certain ETFs) may be subject to certain limitations imposed by the 1940 Act — generally, a prohibition on acquiring more than 3 percent of the outstanding voting stock of another investment company. Investment companies such as ETFs and money market funds pay investment advisory and other fees and incur various expenses in connection with their operations. When the Fund invests in another investment company, shareholders of the Fund will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Fund.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to

14

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the the Fund’s sub-adviser, Stance Capital, LLC. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Red Gate Advisers, LLC (the “Adviser”) serves as the investment adviser to the Fund. Stance Capital, LLC and Vident Advisory, LLC each serves as an investment sub-adviser (“Sub-Adviser”) to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Fund’s sub-advisers, pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.95%; based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. From the Advisory Fee, the Adviser pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive a portion of it’s unitary management fee to the extent necessary to limit the Fund’s annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not

15

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

exceeding 0.85% annually of the Fund’s average daily net assets. This contractual limitation is in effect until March 31, 2023 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after March 31, 2023.

During the current fiscal period, investment advisory fees accrued and waived were as follows:

GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
$177,654	$(18,700)	$158,954

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC, an affiliate of the Adviser, is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the reporting period, there were no director and officer fees charged or paid by the Fund.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchase	Sales
$60,332,931	$60,337,962

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

16

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

During the current fiscal period, aggregate purchases and sales of in-kind transactions of the Fund were as follows:

Purchase	Sales
$26,105,733	$23,741,941

5. Federal Income tax information

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of August 31, 2021 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent difference are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets and Liabilities due to temporary book/tax differences due to a tax free incorporation transfer. As of August 31, 2021 there were no permanent differences.

As of August 31, 2021, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$34,766,389	$3,042,007	$(526,120)	$2,515,887

17

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (continued)

fEBRUARY 28, 2022 (Unaudited)

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of the Fund have equal rights and privileges.

7. In-Kind SUBSCRIPTION

On March 15, 2021, the Fund received securities in connection with an in-kind subscription transaction. The seed shares totaled 1,105,000 with a NAV of $25.0159. For financial reporting purposes, these transactions were treated as purchases of securities and recognized based on the market value of the securities. The value of the initial in-kind subscriptions was $27,642,570.

8. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to a Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related

18

Stance Equity ESG Large Cap Core ETF

Notes to Financial Statements (CONCLUDED)

fEBRUARY 28, 2022 (Unaudited)

recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

19

Stance Equity ESG Large Cap Core ETF

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.stancefunds.com.

Liquidity Risk Management Program

The Company has adopted and implemented a Liquidity Risk Management Program (the “Company Program”) as required by rule 22e-4 under the 1940 Act. In accordance with the Company Program, the Adviser has adopted and implemented a liquidity risk management program (the “Adviser Program” and together with the Company Program, the “Programs”) on behalf of the Fund. The Programs seek to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund.

The Board has appointed Vigilant Compliance, LLC (“Vigilant”) as the program administrator for the Company Program and the Liquidity Risk Management Committee of the Adviser as the program administrator for the Adviser Program. The process of monitoring and determining the liquidity of the Fund’s investments is supported by one or more third-party vendors.

At meetings held during the current fiscal period, the Board and its Regulatory Oversight Committee received and reviewed a written report (the “Report”) of Vigilant and the Adviser concerning the operation of the Programs for the period from March 15, 2021 to June 30, 2021 (the “Period”). The Report summarized the operation of the Programs and the information and factors considered by Vigilant and the Adviser in reviewing the adequacy and effectiveness of the implementation of the Programs with respect to the Fund. Such information and factors included, among other things: (i) the methodology used to classify the liquidity of the Fund’s portfolio investments and the Adviser’s assessment that the Fund’s strategy remained appropriate for an open-end mutual fund; (ii) analyses of the Fund’s trading environment and reasonably anticipated trading size; (iii) that the Fund held primarily highly liquid assets (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value); (iv) that the Fund did not require the establishment of a highly liquid investment minimum and the methodology for that determination; (v) confirmation that the Fund did not breach the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment) during the Period and the procedures for monitoring compliance with the limit; (vi) that the processes, technologies and third-party vendors used to assess, manage, and/or periodically review the Fund’s Liquidity Risk functioned appropriately during the Period; and (vii) that the Programs operated adequately during the Period. The Report also indicated that there were no material changes made to the Programs during the Period.

20

Stance Equity ESG Large Cap Core ETF

Notice to Shareholders (CONCLUDED)

(Unaudited)

Based on the review, the Report concluded that the Programs were being implemented effectively and reasonably designed to assess and manage Liquidity Risk in the Fund’s portfolio.

There can be no assurance that the Company Program or the Adviser Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

21

INVESTMENT ADVISER

Red Gate Advisers, LLC
Gateway Corporate Center, Ste 216
223 Wilmington West Chester Pike Chadds Ford, PA 19317

INVESTMENT SUB-ADVISERS

Stance Capital, LLC
75 Central Street, 5th Floor
Boston, Massachusetts 02109

Vident Investment Advisory, LLC
1125 Sanctuary Parkway
Suite 515
Alpharetta, GA 30009

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103

UNDERWRITER

Vigilant Distributors, LLC
Gateway Corporate Center, Ste 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

22

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(This Page Intentionally Left Blank.)

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(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	5/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	5/2/2022

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	5/2/2022

*	Print the name and title of each signing officer under his or her signature.